UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2017

Date of reporting period: November 30, 2016

Item 1.	Reports to Stockholders.

November 30, 2016

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

➤ Large Cap Fund

➤ Large Cap Diversified Alpha Fund

➤ Large Cap Disciplined Equity Fund

➤ Large Cap Index Fund

➤ S&P 500 Index Fund

➤ Extended Market Index Fund

➤ Small Cap Fund

➤ Small Cap II Fund

➤ Small/Mid Cap Equity Fund

➤ U.S. Managed Volatility Fund

➤ Global Managed Volatility Fund

➤ World Equity Ex-US Fund

➤ Screened World Equity Ex-US Fund

➤ Emerging Markets Equity Fund

➤ Opportunistic Income Fund

➤ Core Fixed Income Fund

➤ High Yield Bond Fund

➤ Long Duration Fund

➤ Long Duration Credit Fund

➤ Ultra Short Duration Bond Fund

➤ Emerging Markets Debt Fund

➤ Real Return Fund

➤ Limited Duration Bond Fund

➤ Intermediate Duration Credit Fund

➤ Dynamic Asset Allocation Fund

➤ Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 96.5%

Consumer Discretionary — 10.1%
Amazon.com*	0.9%	22,408	$16,819
Liberty Interactive QVC Group, Cl A*	0.7	639,985	13,254
Starbucks	0.7	244,120	14,152
TripAdvisor*	0.8	334,988	16,173
Other Securities (A)	7.0		138,646

			199,044

Consumer Staples — 6.6%
Costco Wholesale	0.8	100,830	15,136
Estee Lauder, Cl A	0.5	134,721	10,468
Philip Morris International	0.6	127,588	11,263
Other Securities (A)	4.7		93,868

			130,735

Energy — 7.0%
Chevron	0.7	128,977	14,389
Exxon Mobil	1.0	224,103	19,564
Halliburton	0.6	207,489	11,016
Valero Energy	0.6	202,059	12,439
Other Securities (A)	4.1		80,515

			137,923

Financials — 15.9%
American International Group	0.9	286,415	18,139
Bank of America	1.3	1,213,408	25,627
Citigroup	1.2	406,368	22,915
Intercontinental Exchange	0.6	203,445	11,271
JPMorgan Chase	2.1	511,423	41,001
SunTrust Banks	0.6	223,032	11,586
Wells Fargo	0.7	277,680	14,695
Other Securities‡	8.5		169,723

			314,957

Health Care — 12.5%
Alexion Pharmaceuticals*	0.9	139,228	17,068
Allergan	0.8	75,752	14,719
Biogen*	0.6	42,368	12,459
Celgene*	0.9	149,897	17,764
Danaher	0.6	157,841	12,338

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Intuitive Surgical*	0.6%	17,511	$11,272
Johnson & Johnson	1.3	234,096	26,055
Pfizer	0.9	580,362	18,653
Shire ADR	0.5	61,108	10,669
Other Securities	5.4		106,667

			247,664

Industrials — 9.2%
United Continental Holdings*	0.5	153,960	10,616
Other Securities	8.7		172,058

			182,674

Information Technology — 25.4%
Adobe Systems*	0.9	176,248	18,120
Alphabet, Cl A*	1.4	35,275	27,369
Alphabet, Cl C*	1.1	27,839	21,103
Amphenol, Cl A	0.6	179,870	12,278
Applied Materials	0.7	419,554	13,510
Cisco Systems	0.5	347,170	10,353
eBay*	0.9	651,944	18,131
Electronic Arts*	0.6	149,230	11,825
Facebook, Cl A*	1.7	289,249	34,253
Intel	0.8	483,826	16,789
Intuit	0.6	97,053	11,033
MasterCard, Cl A	1.0	202,168	20,662
Microsoft	1.9	607,971	36,636
NXP Semiconductor*	0.6	111,819	11,087
PayPal Holdings*	1.3	659,264	25,896
QUALCOMM	1.1	309,660	21,097
salesforce.com*	0.5	142,060	10,228
Visa, Cl A	1.9	479,850	37,102
Other Securities (A)	7.3		145,928

			503,400

Materials — 2.7%
Ecolab	0.6	94,609	11,044
Other Securities	2.1		42,657

			53,701

Real Estate — 2.6%
Crown Castle International‡	0.7	157,567	13,150
Other Securities‡	1.9		37,539

			50,689

Telecommunication Services — 1.9%
AT&T	0.7	335,262	12,951
Verizon Communications	0.8	295,546	14,748
Other Securities	0.4		9,160

			36,859

Utilities — 2.6%
Other Securities	2.6		51,304

Total Common Stock (Cost $1,498,744) ($ Thousands)			1,908,950

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.470%**† (B)	0.9%	19,233,399	$19,234

Total Affiliated Partnership (Cost $19,234) ($ Thousands)			19,234

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	3.4	67,937,184	67,937

Total Cash Equivalent (Cost $67,937) ($ Thousands)			67,937

Total Investments — 100.8% (Cost $1,585,915) ($ Thousands)			$1,996,121

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	77	Dec-2016	$323
S&P Mid Cap 400 Index E-MINI	6	Dec-2016	77

			$400

Percentages are based on a Net Assets of $1,979,550 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016, (see Note 12). The total market value of securities on loan at November 30, 2016, was $19,084 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $19,234 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,908,950	$—	$—	$1,908,950
Affiliated Partnership	—	19,234	—	19,234
Cash Equivalent	67,937	—	—	67,937

Total Investments in Securities	$1,976,887	$19,234	$—	$1,996,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$400	$—	$—	$400

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 12.1%
Dollar General	1.1%	7,573	$586
General Motors	0.6	9,892	342
L Brands	1.0	7,528	529
Liberty Interactive QVC Group, Cl A*	0.9	23,640	490
Omnicom Group	0.9	5,995	521
TripAdvisor*	0.6	7,274	351
Other Securities	7.0		3,854

			6,673

Consumer Staples — 7.2%
CVS Health	0.9	6,093	469
JM Smucker	0.7	2,992	377
Kroger	0.8	13,247	428
Procter & Gamble	0.9	6,022	497
Other Securities	3.9		2,207

			3,978

Energy — 5.8%
BP PLC ADR	0.9	14,637	513
Occidental Petroleum	0.9	7,105	507
Other Securities	4.0		2,161

			3,181

Financials — 13.8%
Aflac	0.6	4,892	349
Bank of America	1.6	41,104	868
Citigroup	1.4	13,498	761
Intercontinental Exchange	1.0	10,000	554
JPMorgan Chase	1.2	8,513	683
KKR (A)	0.6	23,028	352
State Street	1.2	8,708	686
Other Securities‡ (A)	6.2		3,367

			7,620

Health Care — 14.3%
Allergan	1.0	2,937	571
Baxter International	0.6	7,783	345
Becton Dickinson	0.9	2,974	503
Biogen*	1.4	2,663	783
Celgene*	1.5	7,062	837

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Gilead Sciences	1.0%	7,372	$543
Johnson & Johnson	1.3	6,447	718
Merck	0.7	6,690	409
Quintiles IMS Holdings*	1.0	7,011	539
UnitedHealth Group	1.1	3,747	593
Other Securities	3.8		2,069

			7,910

Industrials — 10.3%
3M	1.0	3,295	566
Delta Air Lines	0.9	10,638	513
Illinois Tool Works	0.8	3,506	439
Nielsen Holdings	0.8	9,900	427
WW Grainger	1.2	2,898	668
Other Securities	5.6		3,046

			5,659

Information Technology — 23.5%
Alphabet, Cl A*	1.7	1,239	961
Alphabet, Cl C*	0.6	400	303
Applied Materials	0.7	11,556	372
Automatic Data Processing	0.6	3,657	351
Cisco Systems	0.7	13,621	406
eBay*	1.3	25,315	704
Electronic Arts*	0.9	6,304	500
Facebook, Cl A*	1.1	5,273	624
Intel	0.8	12,321	428
Intuit	0.6	3,004	342
MasterCard, Cl A	1.0	5,431	555
Microsoft	2.0	18,212	1,097
PayPal Holdings*	1.3	18,728	736
Qualcomm	1.6	13,251	903
Symantec	0.9	21,191	517
Visa, Cl A	1.4	9,773	756
Other Securities	6.3		3,444

			12,999

Materials — 2.3%
Other Securities	2.3		1,271

Real Estate — 2.4%
Crown Castle International‡	1.3	8,780	733
Other Securities‡	1.1		577

			1,310

Telecommunication Services — 0.6%
Other Securities	0.6		351

Utilities — 2.3%
Other Securities	2.3		1,267

Total Common Stock (Cost $45,260) ($ Thousands)			52,219

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	5.2%	2,861,536	$2,862

Total Cash Equivalent (Cost $2,862) ($ Thousands)			2,862

Total Investments — 99.8% (Cost $48,122) ($ Thousands)			$55,081

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	1	Dec-2016	$1

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $55,190 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities are Master Limited Partnerships. At November 30, 2016, such securities amounted to $552 ($ Thousands), or 1.00% of Net Assets (See Note 2).

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,219	$—	$—	$52,219
Cash Equivalent	2,862	—	—	2,862

Total Investments in Securities	$55,081	$—	$—	$55,081

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 10.5%
Amazon.com*	0.7%	33,118	$24,857
AutoZone*	0.6	26,512	20,764
Comcast, Cl A	1.7	848,420	58,974
Home Depot	0.9	250,411	32,403
McDonald’s	0.9	268,346	32,006
Other Securities (A)	5.7		202,714

			371,718

Consumer Staples — 9.9%
Altria Group	1.0	523,627	33,476
Coca-Cola	0.6	529,422	21,362
Kraft Heinz	0.5	225,962	18,450
Molson Coors Brewing, Cl B	0.5	175,795	17,233
Mondelez International, Cl A	0.7	550,450	22,701
PepsiCo	1.5	527,918	52,845
Philip Morris International	0.9	373,067	32,934
Procter & Gamble	0.9	385,411	31,781
Wal-Mart Stores	0.6	298,412	21,017
Other Securities (A)	2.7		98,089

			349,888

Energy — 6.2%
Chevron	0.8	251,824	28,094
ConocoPhillips	0.5	385,704	18,714
Exxon Mobil	0.8	343,863	30,019
Schlumberger	0.6	233,553	19,630
Other Securities (A) (B)	3.5		123,292

			219,749

Financials — 12.9%
Bank of America	1.5	2,504,500	52,895
Berkshire Hathaway, Cl B*	1.2	265,214	41,755
Citigroup	1.2	768,332	43,326
CME Group, Cl A	0.6	187,619	21,184
JPMorgan Chase	0.8	348,455	27,936
US Bancorp	0.7	464,639	23,055
Other Securities‡	6.9		247,364

			457,515

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.8%
Amgen	0.7%	161,669	$23,292
Celgene*	0.7	212,520	25,186
Express Scripts Holding*	0.7	327,428	24,845
Johnson & Johnson	1.8	588,969	65,552
Merck	0.9	521,651	31,920
Pfizer	1.5	1,602,205	51,495
UnitedHealth Group	1.2	263,864	41,775
Other Securities (A)	6.3		226,819

			490,884

Industrials — 11.2%
3M	0.6	128,562	22,079
General Electric	1.2	1,369,934	42,139
Honeywell International	0.8	239,797	27,322
United Technologies	0.6	205,801	22,169
Other Securities (A)	8.0		284,558

			398,267

Information Technology — 21.2%
Accenture, Cl A	0.6	168,595	20,135
Alphabet, Cl A*	1.4	63,409	49,198
Alphabet, Cl C*	1.6	74,725	56,645
Amdocs	0.5	310,381	18,303
Apple	3.1	985,841	108,955
Applied Materials	0.7	746,684	24,043
Cisco Systems	1.4	1,630,247	48,614
eBay*	0.7	882,535	24,543
Facebook, Cl A*	1.4	424,755	50,300
Intel	0.9	872,549	30,277
Microsoft	1.7	996,974	60,078
Oracle	0.8	662,100	26,610
Other Securities (A)	6.4		235,618

			753,319

Materials — 2.6%
Other Securities (A)	2.6		92,716

Real Estate — 2.3%
Other Securities‡ (A)	2.3		81,797

Telecommunication Services — 2.7%
AT&T	1.2	1,128,925	43,610
Verizon Communications	1.5	1,028,433	51,319
Other Securities (A)	0.0		1,158

			96,087

Utilities — 3.2%
PG&E	0.5	317,291	18,657
Other Securities (B)	2.7		96,462

			115,119

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Total Common Stock (Cost $2,873,748) ($ Thousands)			$3,427,059

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0%		91

Total Rights (Cost $–) ($ Thousands)			91

U.S. TREASURY OBLIGATION — 0.0%
Other Securities (C)	0.0		200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)			200

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P. 0.470%**† (D)	0.5	20,864,164	20,865

Total Affiliated Partnership (Cost $20,865) ($ Thousands)			20,865

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	4.7	165,409,465	165,409

Total Cash Equivalent (Cost $165,409) ($ Thousands)			165,409

Total Investments — 101.7% (Cost $3,060,222 ($ Thousands)			$3,613,624

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	160	Dec-2016	$356

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $3,551,854 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016, (see Note 12). The total market value of securities on loan at November 30, 2016, was $20,511 ($ Thousands).

(B)	Certain securities are Master Limited Partnerships. At November 30, 2016, such securities amounted to $9,181 ($ Thousands), or 0.26% of Net Assets (See Note 2).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $20,865 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,427,059	$—	$—	$3,427,059
Rights	—	91	—	91
U.S. Treasury Obligation	—	200	—	200
Affiliated Partnership	—	20,865	—	20,865
Cash Equivalent	165,409	—	—	165,409

Total Investments in Securities	$3,592,468	$21,156	$—	$3,613,624

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$356	$—	$—	$356

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 12.4%
Amazon.com*	1.4%	39,889	$29,940
Comcast, Cl A	0.8	247,625	17,212
Home Depot	0.8	127,915	16,552
McDonald’s	0.5	90,680	10,815
Walt Disney	0.8	166,772	16,530
Other Securities (A)	8.1		183,826

			274,875

Consumer Staples — 8.5%
Altria Group	0.6	201,440	12,878
Coca-Cola	0.7	400,540	16,162
PepsiCo	0.7	148,552	14,870
Philip Morris International	0.6	159,468	14,078
Procter & Gamble	1.0	262,754	21,667
Wal-Mart Stores	0.5	155,979	10,986
Other Securities (A)	4.4		96,801

			187,442

Energy — 7.1%
Chevron	1.0	193,002	21,531
Exxon Mobil	1.7	427,138	37,289
Schlumberger	0.6	143,455	12,057
Other Securities (A)	3.8		86,628

			157,505

Financials — 14.5%
Bank of America	1.0	1,055,063	22,283
Berkshire Hathaway, Cl B*	1.4	193,800	30,512
Citigroup	0.8	301,804	17,019
Goldman Sachs Group	0.4	39,875	8,744
JPMorgan Chase	1.4	373,234	29,922
SEI†	0.0	13,042	615
Wells Fargo	1.1	468,766	24,807
Other Securities‡ (A)	8.4		187,512

			321,414

Health Care — 13.0%
AbbVie	0.5	166,961	10,151
Amgen	0.5	77,458	11,159

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Bristol-Myers Squibb	0.4%	172,459	$9,734
Celgene*	0.4	79,360	9,405
Gilead Sciences	0.5	136,734	10,077
Johnson & Johnson	1.4	281,609	31,343
Medtronic	0.5	144,726	10,566
Merck	0.8	284,743	17,423
Pfizer	0.9	617,122	19,834
UnitedHealth Group	0.7	96,420	15,265
Other Securities (A)	6.4		142,631

			287,588

Industrials — 10.5%
3M	0.5	60,733	10,430
Boeing	0.4	61,591	9,273
General Electric	1.3	943,406	29,019
Honeywell International	0.4	78,690	8,966
Union Pacific	0.4	87,232	8,839
United Technologies	0.4	80,290	8,649
Other Securities (A)	7.1		155,694

			230,870

Information Technology — 20.0%
Alphabet, Cl A*	1.1	30,129	23,376
Alphabet, Cl C*	1.1	30,399	23,044
Apple	2.8	560,825	61,982
Cisco Systems	0.7	517,727	15,439
Facebook, Cl A*	1.2	230,100	27,248
Intel	0.8	485,758	16,856
International Business Machines	0.7	90,498	14,681
MasterCard, Cl A	0.5	99,500	10,169
Microsoft	2.1	775,400	46,726
Oracle	0.6	304,720	12,247
QUALCOMM	0.5	151,659	10,333
Visa, Cl A	0.7	196,000	15,155
Other Securities (A)	7.2		164,428

			441,684

Materials — 3.2%
Other Securities (A)	3.2		70,228

Real Estate — 3.5%
Other Securities‡	3.5		76,425

Telecommunication Services — 2.4%
AT&T	1.1	632,051	24,416
Verizon Communications	0.9	418,876	20,902
Other Securities (A)	0.4		7,536

			52,854

Utilities — 2.9%
Other Securities	2.9		64,731

Total Common Stock (Cost $1,258,041) ($ Thousands)			2,165,616

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
Other Securities (B)	0.1%		$2,362

Total U.S. Treasury Obligation (Cost $2,363) ($ Thousands)			2,362

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.470%**† (C)	0.8	18,469,274	18,470

Total Affiliated Partnership (Cost $18,470) ($ Thousands)			18,470

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	1.3	28,105,926	28,106

Total Cash Equivalent (Cost $28,106) ($ Thousands)			28,106

Total Investments — 100.2% (Cost $1,306,980) ($ Thousands)			$2,214,554

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	358	Dec-2016	$969
S&P Mid Cap 400 Index E-MINI	29	Dec-2016	244

			$1,213

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,208,536 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016, (see Note 12). The total market value of securities on loan at November 30, 2016, was $18,216 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $18,470 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,165,616	$—	$—	$2,165,616
U.S. Treasury Obligation	—	2,362	—	2,362
Affiliated Partnership	—	18,470	—	18,470
Cash Equivalent	28,106	—	—	28,106

Total Investments in Securities	$2,193,722	$20,832	$—	$2,214,554

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,213	$—	$—	$1,213

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 12.0%
Amazon.com*	1.5%	73,860	$55,437
Comcast, Cl A	0.9	450,974	31,347
Home Depot	0.8	231,987	30,019
McDonald’s	0.5	160,187	19,106
Starbucks	0.4	275,182	15,952
Walt Disney	0.8	277,583	27,514
Other Securities (A)	7.1		260,156

			439,531

Consumer Staples — 9.0%
Altria Group	0.6	366,783	23,448
Coca-Cola	0.8	729,257	29,426
PepsiCo	0.7	270,178	27,045
Philip Morris International	0.7	291,178	25,705
Procter & Gamble	1.1	501,067	41,318
Wal-Mart Stores	0.5	284,483	20,036
Other Securities	4.6		163,176

			330,154

Energy — 7.3%
Chevron	1.1	354,178	39,512
Exxon Mobil	1.9	778,700	67,981
Schlumberger	0.6	261,066	21,943
Other Securities (A)	3.7		138,611

			268,047

Financials — 14.3%
Bank of America	1.1	1,915,983	40,466
Berkshire Hathaway, Cl B*	1.5	356,528	56,132
Citigroup	0.8	545,457	30,758
JPMorgan Chase	1.5	678,257	54,376
Wells Fargo	1.2	852,648	45,122
Other Securities	8.2		295,342

			522,196

Health Care — 13.4%
AbbVie	0.5	305,678	18,585
Amgen	0.5	140,491	20,241
Bristol-Myers Squibb	0.5	313,583	17,699

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Celgene*	0.5%	145,487	$17,242
Gilead Sciences	0.5	247,678	18,254
Johnson & Johnson	1.6	513,770	57,183
Medtronic	0.5	259,361	18,936
Merck	0.9	519,170	31,768
Pfizer	1.0	1,138,835	36,602
UnitedHealth Group	0.8	178,787	28,306
Other Securities	6.1		224,926

			489,742

Industrials — 10.2%
3M	0.5	113,391	19,474
Boeing	0.4	108,891	16,395
General Electric	1.4	1,682,688	51,759
Honeywell International	0.4	142,787	16,269
Union Pacific	0.4	156,287	15,837
United Technologies	0.4	146,091	15,737
Other Securities (A)	6.7		237,516

			372,987

Information Technology — 20.3%
Alphabet, Cl A*	1.2	55,341	42,938
Alphabet, Cl C*	1.1	55,463	42,043
Apple	3.1	1,011,946	111,840
Cisco Systems	0.8	944,243	28,157
Facebook, Cl A*	1.4	436,178	51,652
Intel	0.8	888,152	30,819
International Business Machines	0.7	163,251	26,483
MasterCard, Cl A	0.5	179,947	18,391
Microsoft	2.4	1,463,404	88,185
Oracle	0.6	564,965	22,706
QUALCOMM	0.5	276,578	18,843
Visa, Cl A	0.7	354,170	27,384
Other Securities (A)	6.5		232,451

			741,892

Materials — 2.8%
Other Securities	2.8		103,843

Real Estate — 2.7%
Other Securities‡	2.7		98,208

Telecommunication Services — 2.4%
AT&T	1.2	1,155,143	44,623
Verizon Communications	1.0	765,352	38,191
Other Securities (A)	0.2		6,238

			89,052

Utilities — 3.0%
Other Securities	3.0		109,700

Total Common Stock (Cost $3,218,210) ($ Thousands)			3,565,352

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities (B)	0.1%		$4,136

Total U.S. Treasury Obligations (Cost $4,137) ($ Thousands)			4,136

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.470%**† (C)	0.4	17,631,607	17,633

Total Affiliated Partnership (Cost $17,633) ($ Thousands)			17,633

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	2.0	74,343,418	74,343

Total Cash Equivalent (Cost $74,343) ($ Thousands)			74,343

Total Investments — 99.9% (Cost $3,314,323) ($ Thousands)			$3,661,464

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	861	Dec-2016	$2,016

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,662,764 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016, (see Note 12). The total market value of securities on loan at November 30, 2016, was $17,503 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $17,633 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,565,352	$—	$—	$3,565,352
U.S. Treasury Obligations	—	4,136	—	4,136
Affiliated Partnership	—	17,633	—	17,633
Cash Equivalent	74,343	—	—	74,343

Total Investments in Securities	$3,639,695	$21,769	$—	$3,661,464

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,016	$—	$—	$2,016

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 13.6%
DISH Network, Cl A*	0.3%	42,219	$2,425
Domino’s Pizza	0.2	9,558	1,606
Hilton Worldwide Holdings	0.3	100,800	2,527
Las Vegas Sands	0.5	70,404	4,412
Lear	0.2	14,071	1,822
Liberty Interactive, Cl A*	0.2	84,844	1,757
MGM Resorts International*	0.3	91,274	2,620
Tesla Motors* (A)	0.6	24,058	4,557
Yum China Holdings*	0.2	69,600	1,957
Other Securities (A)	10.8		89,734

			113,417

Consumer Staples — 3.3%
Bunge	0.2	26,543	1,812
Ingredion	0.2	13,665	1,604
Rite Aid*	0.2	201,827	1,607
WhiteWave Foods*	0.2	33,252	1,832
Other Securities (A)	2.5		21,125

			27,980

Energy — 4.2%
Other Securities (A)	4.2		35,466

Financials — 17.4%
Alleghany*	0.2	2,967	1,685
Ally Financial	0.2	84,600	1,643
Annaly Capital Management‡	0.3	195,015	1,993
Arch Capital Group*	0.2	21,936	1,815
Everest Re Group	0.2	8,144	1,715
First Republic Bank	0.3	28,043	2,297
Markel*	0.3	2,713	2,437
Raymond James Financial	0.2	24,081	1,732
SEI†	0.1	24,119	1,138
TD Ameritrade Holding	0.2	47,573	1,951
Thomson Reuters	0.3	57,785	2,497
Other Securities (A)	14.9		124,373

			145,276

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.3%
Alkermes*	0.2%	28,653	$1,628
BioMarin Pharmaceutical*	0.4	32,946	2,821
Idexx Laboratories*	0.3	17,002	2,000
Incyte*	0.4	31,371	3,209
Quintiles IMS Holdings*	0.3	26,997	2,074
ResMed	0.2	26,599	1,635
Other Securities (A)	8.5		72,747

			86,114

Industrials — 12.9%
Huntington Ingalls Industries	0.2	9,159	1,637
Other Securities (A)	12.7		105,972

			107,609

Information Technology — 17.2%
Amdocs	0.2	28,268	1,667
CDK Global	0.2	29,700	1,714
CDW	0.2	32,000	1,640
Computer Sciences	0.2	26,400	1,601
Dell Technologies, Cl V*	0.3	41,700	2,233
FleetCor Technologies*	0.3	17,673	2,639
LinkedIn, Cl A*	0.5	22,806	4,453
Maxim Integrated Products	0.3	54,204	2,129
Palo Alto Networks*	0.3	16,733	2,248
ServiceNow*	0.3	30,369	2,525
Synopsys*	0.2	28,852	1,745
Twitter* (A)	0.3	121,700	2,250
Vantiv, Cl A*	0.2	29,608	1,671
Workday, Cl A*	0.2	22,289	1,879
Other Securities (A)	13.5		113,465

			143,859

Materials — 5.5%
Celanese, Cl A	0.3	28,292	2,244
Steel Dynamics	0.2	46,237	1,640
Other Securities (A)	5.0		42,413

			46,297

Real Estate — 8.6%
Alexandria Real Estate Equities‡	0.2	14,661	1,607
Duke Realty‡	0.2	65,995	1,678
Other Securities‡ (A)	8.2		68,866

			72,151

Telecommunication Services — 1.3%
SBA Communications, Cl A*	0.3	23,919	2,367
T-Mobile US*	0.4	55,105	2,987
Other Securities (A)	0.6		5,636

			10,990

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Other Securities (A)	3.0%		$25,328

Total Common Stock (Cost $720,479) ($ Thousands)			814,487

RIGHTS — 0.0%

Bermuda — 0.0%
Other Securities	0.0		—

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $32) ($ Thousands)			—

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities	0.1		1,294

Total U.S. Treasury Obligations (Cost $1,294) ($ Thousands)			1,294

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P. 0.470%**† (B)	6.8	57,202,268	57,203

Total Affiliated Partnership (Cost $57,202) ($ Thousands)			57,203

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	2.8	23,376,930	23,377

Total Cash Equivalent (Cost $23,377) ($ Thousands)			23,377

Total Investments — 107.0% (Cost $802,384) ($ Thousands)			$896,361

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	66	Dec-2016	$740
S&P Mid Cap 400 Index E-MINI	72	Dec-2016	614

			$1,354

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $837,403 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016, (see Note 12). The total market value of securities on loan at November 30, 2016, was $56,542 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of November 30, 2016 was $57,203 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$814,487	$—	$—	$814,487
Rights	—	—	—	—
U.S. Treasury Obligations	—	1,294	—	1,294
Affiliated Partnership	—	57,203	—	57,203
Cash Equivalent	23,377	—	—	23,377

Total Investments in Securities	$837,864	$58,497	$—	$896,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,354	$—	$—	$1,354

Total Other Financial Instruments	$1,354	$—	$—	$1,354

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 10.2%
Core-Mark Holding	0.4%	61,049	$2,229
Fiesta Restaurant Group*	0.6	111,671	3,199
Jack in the Box	0.5	28,296	2,943
Libbey	0.4	125,475	2,400
MDC Partners, Cl A	0.4	356,408	2,210
Other Securities (A)	7.9		41,604

			54,585

Consumer Staples — 3.4%
Snyder’s-Lance	0.5	62,973	2,346
SpartanNash	0.4	54,680	1,980
Other Securities (A)	2.5		13,834

			18,160

Energy — 4.0%
Other Securities (A)	4.0		21,280

Financials — 18.8%
Central Pacific Financial	0.4	69,200	2,045
Customers Bancorp*	0.4	62,500	1,906
Fulton Financial	0.4	128,257	2,277
Hancock Holding	0.3	42,374	1,761
Kemper	0.4	48,600	1,990
National Bank Holdings, Cl A	0.4	86,365	2,349
Popular	0.6	80,967	3,291
United Community Banks	0.4	84,390	2,294
Other Securities‡ (A)	15.5		82,169

			100,082

Health Care — 9.8%
AMAG Pharmaceuticals*	0.7	120,151	3,989
AMN Healthcare Services*	0.7	104,859	3,492
Cynosure, Cl A*	0.5	59,757	2,710
Integra LifeSciences Holdings*	0.4	25,627	2,071
Ligand Pharmaceuticals* (A)	0.5	25,740	2,687
Molina Healthcare*	0.4	41,623	2,200

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Prestige Brands Holdings*	0.7%	73,323	$3,488
Other Securities (A)	5.9		31,792

			52,429

Industrials — 16.8%
Apogee Enterprises	0.7	72,999	3,482
BWX Technologies	0.4	48,458	1,898
Deluxe	0.6	49,428	3,346
Huron Consulting Group*	0.4	39,483	2,083
ICF International*	0.4	35,267	1,952
John Bean Technologies	0.3	20,715	1,869
MasTec*	0.5	64,063	2,431
On Assignment*	0.5	68,036	2,809
Tutor Perini*	0.4	75,423	1,969
WageWorks*	0.5	36,443	2,691
Other Securities (A)	12.1		65,319

			89,849

Information Technology — 17.1%
Acxiom*	0.7	140,478	3,727
Booz Allen Hamilton Holding	0.4	59,382	2,245
CalAmp*	0.5	191,206	2,780
Callidus Software*	0.5	158,473	2,488
Cavium*	0.6	59,758	3,408
Cornerstone OnDemand*	0.3	48,766	1,751
Exar*	0.3	177,367	1,772
FireEye*	0.5	190,199	2,442
Littelfuse	0.4	12,939	1,886
Lumentum Holdings*	0.5	64,380	2,582
MAXIMUS	0.3	32,110	1,775
PDF Solutions*	0.5	119,050	2,804
Perficient*	0.3	102,566	1,846
Proofpoint*	0.4	27,831	2,143
Other Securities (A)	10.9		57,667

			91,316

Materials — 5.3%
Berry Plastics Group*	0.7	73,014	3,634
Other Securities (A)	4.6		24,402

			28,036

Real Estate — 6.1%
Equity Commonwealth*‡	0.4	69,251	2,014
Other Securities‡ (A)	5.7		30,290

			32,304

Telecommunication Services — 0.8%
Other Securities (A)	0.8		4,057

Utilities — 3.5%
Portland General Electric	0.4	50,323	2,093
Southwest Gas	0.5	33,480	2,482
Other Securities (A)	2.6		14,184

			18,759

Total Common Stock (Cost $433,652) ($ Thousands)			510,857

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.3%
Other Securities (A)	0.3%		$1,505

Total Exchange Traded Fund (Cost $1,481) ($ Thousands)			1,505

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Other Securities (B) (C)	0.0		4

Total Convertible Bond (Cost $445) ($ Thousands)			4

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 0.470%**† (D)	4.9	26,279,711	26,280

Total Affiliated Partnership (Cost $26,280) ($ Thousands)			26,280

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	4.0	21,418,038	21,418

Total Cash Equivalent (Cost $21,418) ($ Thousands)			21,418

Total Investments — 105.0% (Cost $483,276 ($ Thousands)			$560,064

Percentages are based on a Net Assets of $533,241 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016, was $21,824 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2016 was $4 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security is in default on interest payment.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $26,280 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$510,857	$—	$—	$510,857
Exchange Traded Fund	1,505	—	—	1,505
Convertible Bond	—	—	4	4
Rights	—	—	—	—
Affiliated Partnership	—	26,280	—	26,280
Cash Equivalent	21,418	—	—	21,418

Total Investments in Securities	$533,780	$26,280	$4	$560,064

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 10.3%
Big Lots (A)	0.6%	54,145	$2,740
Fiesta Restaurant Group*	0.5	89,583	2,567
Jack in the Box	0.5	22,830	2,375
Wolverine World Wide	0.4	87,066	1,962
Other Securities (A)	8.3		39,800

			49,444

Consumer Staples — 3.4%
Snyder’s-Lance	0.7	86,258	3,214
Other Securities (A)	2.7		13,067

			16,281

Energy — 4.7%
Carrizo Oil & Gas*	0.5	53,599	2,269
PBF Energy, Cl A (A)	0.6	121,929	2,925
Southwestern Energy*	0.5	216,705	2,460
Whiting Petroleum*	0.5	187,156	2,287
Other Securities (A)	2.6		12,440

			22,381

Financials — 15.1%
American Equity Investment Life Holding	0.5	123,280	2,556
Argo Group International Holdings	0.4	28,686	1,820
First Commonwealth Financial	0.5	186,116	2,349
FNB (Pennsylvania)	0.9	273,715	4,182
Green Dot, Cl A*	0.5	88,645	2,137
IBERIABANK	0.4	21,966	1,820
OFG Bancorp (A)	0.7	242,362	3,272
Voya Financial	0.4	46,800	1,819
Wintrust Financial	0.6	40,547	2,670
Zions Bancorporation	0.7	77,468	3,082
Other Securities‡ (A)	9.5		46,410

			72,117

Health Care — 12.5%
AMAG Pharmaceuticals* (A)	0.7	96,321	3,198
AMN Healthcare Services*	0.5	66,558	2,216

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cynosure, Cl A*	0.4%	47,927	$2,173
Integra LifeSciences Holdings*	0.8	47,979	3,877
Lannett* (A)	0.7	149,632	3,427
Ligand Pharmaceuticals* (A)	0.6	27,625	2,884
Prestige Brands Holdings*	0.7	74,403	3,539
Other Securities (A)	8.1		38,762

			60,076

Industrials — 18.2%
ACCO Brands*	0.4	156,794	1,952
Apogee Enterprises	0.6	55,126	2,630
Atlas Air Worldwide Holdings*	0.6	58,750	2,902
Crane	0.4	24,434	1,796
EMCOR Group	0.5	35,047	2,431
Heritage-Crystal Clean*	0.4	111,353	1,815
Huron Consulting Group*	0.5	41,575	2,193
MasTec*	0.4	53,246	2,021
On Assignment*	0.6	65,742	2,715
Triumph Group	0.5	93,221	2,592
WageWorks*	0.5	29,885	2,207
Other Securities (A)	12.8		61,677

			86,931

Information Technology — 18.9%
Acxiom*	0.5	88,330	2,343
CalAmp*	0.5	153,284	2,229
Callidus Software*	0.5	166,645	2,616
Cavium*	0.6	46,452	2,649
FireEye* (A)	0.4	152,611	1,960
Keysight Technologies*	0.5	66,315	2,442
Lumentum Holdings*	0.4	46,019	1,845
PDF Solutions*	0.5	95,439	2,248
VeriFone Systems*	0.5	149,560	2,526
Zebra Technologies, Cl A*	0.6	36,235	2,864
Other Securities (A)	13.9		66,797

			90,519

Materials — 5.7%
A. Schulman	0.5	68,428	2,279
Berry Plastics Group*	0.6	55,829	2,779
United States Steel	0.4	63,570	2,056
Other Securities (A)	4.2		20,023

			27,137

Real Estate — 2.8%
Other Securities‡ (A)	2.8		13,387

Telecommunication Services — 0.3%
Other Securities (A)	0.3		1,581

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.4%
Other Securities (A)	2.4%		$11,300

Total Common Stock (Cost $386,526) ($ Thousands)			451,154

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P. 0.470%**† (B)	9.1	43,485,830	43,486

Total Affiliated Partnership (Cost $43,486) ($ Thousands)			43,486

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	5.1	24,353,812	24,354

Total Cash Equivalent (Cost $24,354) ($ Thousands)			24,354

Total Investments — 108.5% (Cost $454,366) ($ Thousands)			$518,994

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	17	Dec-2016	$240

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $478,370 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016, was $42,854 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $43,486 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$451,154	$—	$—	$451,154
Rights	—	—	—	—
Affiliated Partnership	—	43,486	—	43,486
Cash Equivalent	24,354	—	—	24,354

Total Investments in Securities	$475,508	$43,486	$—	$518,994

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$240	$—	$—	$240

Total Other Financial Instruments	$240	$—	$—	$240

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Consumer Discretionary — 11.5%
Bright Horizons Family Solutions*	0.3%	81,709	$5,623
Carter’s	0.3	57,880	5,284
Grand Canyon Education*	0.3	87,370	4,989
Hibbett Sports* (A)	0.3	125,755	5,062
Jack in the Box	0.3	49,969	5,198
National CineMedia	0.3	379,157	5,816
Sally Beauty Holdings*	0.4	271,430	7,109
ServiceMaster Global Holdings*	0.4	196,574	7,513
Other Securities (A)	8.9		154,609

			201,203

Consumer Staples — 2.6%
Other Securities (A)	2.6		44,534

Energy — 4.4%
Other Securities (A)	4.4		77,605

Financials — 17.8%
American Financial Group	0.4	81,749	6,722
Central Pacific Financial	0.3	185,945	5,495
Eagle Bancorp*	0.3	87,237	5,125
Everest Re Group	0.3	25,677	5,406
Fulton Financial	0.3	297,983	5,289
Hancock Holding	0.3	128,955	5,358
Hanover Insurance Group	0.3	62,177	5,384
Huntington Bancshares	0.4	594,663	7,410
Kemper	0.3	123,900	5,074
LPL Financial Holdings	0.5	192,581	7,932
National Bank Holdings, Cl A	0.3	180,200	4,901
Popular	0.4	170,139	6,916
Synovus Financial	0.4	163,185	6,317
United Community Banks	0.4	261,040	7,095
Unum Group	0.3	119,066	5,033

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities‡ (A)	12.6%		$221,414

			310,871

Health Care — 10.1%
AMAG Pharmaceuticals*	0.4	184,715	6,133
AMN Healthcare Services*	0.4	181,577	6,047
INC Research Holdings, Cl A*	0.4	142,832	7,070
Ligand Pharmaceuticals* (A)	0.3	49,346	5,152
Prestige Brands Holdings*	0.3	121,896	5,799
Other Securities (A)	8.3		146,170

			176,371

Industrials — 18.5%
Apogee Enterprises	0.3	111,876	5,336
BWX Technologies	0.3	139,009	5,444
CEB	0.3	99,795	5,883
Clean Harbors*	0.5	148,387	7,842
Deluxe	0.5	121,405	8,219
Forward Air	0.3	100,985	4,886
HEICO, Cl A	0.3	77,096	5,181
Huntington Ingalls Industries	0.3	31,363	5,606
John Bean Technologies	0.3	61,324	5,531
Mercury Systems*	0.3	172,025	5,111
Sensata Technologies Holding*	0.3	147,869	5,526
Tennant	0.3	71,157	5,344
TriNet Group*	0.4	254,837	6,429
Other Securities (A)	14.1		245,909

			322,247

Information Technology — 16.7%
Cadence Design Systems*	0.5	336,945	8,855
Euronet Worldwide*	0.3	72,037	5,166
Littelfuse	0.4	45,807	6,678
LogMeIn	0.4	74,437	7,507
MAXIMUS	0.3	104,251	5,764
Microsemi*	0.3	101,760	5,571
Other Securities (A)	14.5		250,966

			290,507

Materials — 4.3%
Berry Plastics Group*	0.4	158,195	7,873
Other Securities (A)	3.9		67,405

			75,278

Real Estate — 5.6%
Other Securities‡ (A)	5.6		97,699

Telecommunication Services — 0.5%
Other Securities (A)	0.5		8,244

Utilities — 3.2%
Pinnacle West Capital	0.3	67,902	5,020
Portland General Electric	0.3	123,307	5,130

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities (A)	2.6%		$46,054

			56,204

Total Common Stock (Cost $1,361,557) ($ Thousands)			1,660,763

EXCHANGE TRADED FUND — 0.2%
Other Securities (A)	0.2		3,836

Total Exchange Traded Fund (Cost $3,776) ($ Thousands)			3,836

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P. 0.470% **† (B)	6.9	119,958,088	119,961

Total Affiliated Partnership (Cost $119,959) ($ Thousands)			119,961

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	3.7	65,438,489	65,438

Total Cash Equivalent (Cost $65,438) ($ Thousands)			65,438

Total Investments — 106.0% (Cost $1,550,730) ($ Thousands)			$1,849,998

Percentages are based on a Net Assets of $1,744,846 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016, was $116,897 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $119,961 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,660,763	$—	$—	$1,660,763
Exchange Traded Fund	3,836	—	—	3,836
Rights	—	—	—	—
Affiliated Partnership	—	119,961	—	119,961
Cash Equivalent	65,438	—	—	65,438

Total Investments in Securities	$1,730,037	$119,961	$—	$1,849,998

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.6%
McDonald’s	0.6%	71,466	$8,524
Target	1.4	275,941	21,314
Other Securities	7.6		113,063

			142,901

Consumer Staples — 14.7%
Altria Group	1.6	360,004	23,015
Bunge	0.6	132,400	9,040
Dr. Pepper Snapple Group	1.5	253,888	22,022
Kroger	0.6	265,337	8,570
PepsiCo	0.6	94,565	9,466
Philip Morris International	0.6	102,076	9,011
Sysco	0.6	171,356	9,125
Tyson Foods, Cl A	0.7	190,686	10,833
Wal-Mart Stores	1.9	397,859	28,021
Other Securities	6.0		89,698

			218,801

Energy — 1.0%
Exxon Mobil	0.7	131,600	11,489
Other Securities	0.3		3,849

			15,338

Financials — 16.5%
Allstate	0.8	168,703	11,796
American Financial Group	0.7	125,284	10,302
Axis Capital Holdings	0.8	183,105	11,171
Berkshire Hathaway, Cl B*	1.0	95,700	15,067
Everest Re Group	1.3	94,442	19,885
PNC Financial Services Group	0.9	125,700	13,895
RenaissanceRe Holdings	0.8	89,597	11,698
Travelers	1.4	175,938	19,943
Validus Holdings	1.0	263,700	14,329
Other Securities‡	7.8		116,179

			244,265

Health Care — 14.3%
Cardinal Health	0.7	153,790	10,921
Johnson & Johnson	2.4	312,884	34,824
Merck	2.0	494,377	30,251
Pfizer	1.8	825,299	26,525

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Quest Diagnostics	0.7%	112,832	$9,868
Other Securities	6.7		99,236

			211,625

Industrials — 8.8%
Deere	0.7	102,600	10,281
Northrop Grumman	1.0	61,187	15,275
Raytheon	0.6	59,559	8,906
Republic Services	0.7	189,955	10,541
United Parcel Service, Cl B	0.6	76,878	8,912
United Technologies	0.7	92,000	9,910
Waste Management	1.0	215,180	14,959
Other Securities	3.5		52,196

			130,980

Information Technology — 12.8%
Amdocs	1.4	353,913	20,870
Apple	0.6	84,600	9,350
Cisco Systems	1.0	495,700	14,782
Intel	0.7	301,252	10,453
International Business Machines	0.9	85,681	13,899
Motorola Solutions	0.6	113,300	9,092
QUALCOMM	0.6	129,600	8,830
Other Securities	7.0		102,075

			189,351

Materials — 2.0%
Sonoco Products	0.6	158,200	8,563
Other Securities	1.4		20,375

			28,938

Real Estate — 2.7%
Other Securities‡	2.7		40,374

Telecommunication Services — 5.7%
AT&T	2.1	799,995	30,904
Verizon Communications	2.2	660,536	32,961
Other Securities	1.4		21,053

			84,918

Utilities — 9.4%
American Electric Power	0.9	221,567	13,084
Edison International	0.8	166,298	11,436
Entergy	0.9	187,506	12,887
Exelon	0.9	391,190	12,718
FirstEnergy	0.6	286,777	8,973
Pinnacle West Capital	0.6	122,118	9,028
Public Service Enterprise Group	1.1	376,170	15,540
Other Securities	3.6		55,076

			138,742

Total Common Stock (Cost $1,220,291) ($ Thousands)			1,446,233

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A 0.210% **†	1.3%	19,117,467	$19,117

Total Cash Equivalent (Cost $19,117) ($ Thousands)			19,117

Total Investments — 98.8% (Cost $1,239,408) ($ Thousands)			$1,465,350

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	198	Dec-2016	$466

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,483,505 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

As of November 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a list of the level of inputs used as of November 30, 2016, in valuing other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$466	$—	$—	$466

Total Other Financial Instruments	$466	$—	$—	$466

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Australia — 2.4%
Other Securities‡	2.4%		$25,481

Austria — 0.5%
Other Securities	0.5		5,160

Belgium — 0.4%
Other Securities	0.4		4,025

Canada — 7.5%
Bank of Montreal	0.6	102,193	6,729
BCE	0.6	139,491	6,009
Canadian Tire, Cl A	0.7	71,772	7,469
Rogers Communications, Cl B	0.5	137,863	5,321
Toronto-Dominion Bank	0.5	107,194	5,068
Other Securities‡	4.6		48,764

			79,360

Denmark — 0.5%
Other Securities	0.5		4,853

Finland — 0.0%
Other Securities	0.0		152

France — 1.7%
Atos	0.7	68,900	7,128
Sanofi-Aventis	0.5	62,000	5,006
Other Securities	0.5		6,225

			18,359

Germany — 1.1%
Other Securities (A)	1.1		11,476

Hong Kong — 2.8%
CLP Holdings	1.1	1,154,301	11,288
Other Securities‡ (A)	1.7		18,460

			29,748

Ireland — 0.0%
Other Securities‡	0.0		407

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Israel — 2.1%
Bank Hapoalim	0.7%	1,171,644	$7,047
Bank Leumi Le-Israel*	0.5	1,223,266	4,977
Other Securities	0.9		9,656

			21,680

Italy — 0.3%
Other Securities	0.3		3,074

Japan — 9.0%
Mitsubishi Tanabe Pharma	0.5	284,300	5,367
Nippon Telegraph & Telephone	0.9	235,200	9,547
NTT DoCoMo	0.6	247,250	5,694
Other Securities	7.0		74,850

			95,458

Luxembourg — 0.0%
Other Securities	0.0		425

Netherlands — 0.3%
Other Securities	0.3		2,735

New Zealand — 1.9%
Fletcher Building	0.5	690,413	5,031
Other Securities‡	1.4		15,015

			20,046

Norway — 1.2%
Other Securities	1.2		12,433

Portugal — 0.2%
Other Securities	0.2		1,901

Singapore — 1.9%
Other Securities‡	1.9		20,025

Spain — 0.4%
Other Securities	0.4		4,500

Sweden — 0.6%
Other Securities	0.6		6,295

Switzerland — 3.1%
Nestle	0.7	102,031	6,851
Other Securities	2.4		26,185

			33,036

United Kingdom — 4.1%
GlaxoSmithKline	0.5	288,672	5,394
Imperial Brands	0.7	159,831	6,856
Other Securities‡ (A)	2.9		30,821

			43,071

United States — 54.0%
Altria Group	0.8	131,961	8,436
Amdocs	1.0	171,085	10,089
American Electric Power	0.5	85,300	5,037
Annaly Capital Management‡	0.5	524,157	5,357
AT&T	1.2	319,799	12,354

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Berkshire Hathaway, Cl B*	1.0%	65,000	$10,234
Cardinal Health	0.5	71,337	5,066
Cisco Systems	0.5	191,600	5,714
Clorox	0.6	56,702	6,552
Consolidated Edison	0.7	100,471	7,010
Edison International	0.6	95,600	6,574
Entergy	0.5	82,900	5,698
Everest Re Group	0.7	34,100	7,180
FirstEnergy	0.6	199,500	6,242
General Mills	0.5	89,935	5,481
Intel	0.5	150,500	5,222
International Business Machines	0.6	36,200	5,872
Johnson & Johnson	1.8	171,087	19,042
Kaiser Aluminum	0.5	59,374	4,892
Kimberly-Clark	0.6	53,717	6,210
McDonald’s	0.6	54,069	6,449
Merck	1.7	285,824	17,490
Pfizer	1.2	406,211	13,056
Procter & Gamble	0.5	67,576	5,572
Public Service Enterprise Group	0.6	152,900	6,316
Quest Diagnostics	0.8	96,868	8,472
Republic Services, Cl A	0.9	162,390	9,011
Sysco	0.8	157,184	8,370
Target	1.0	137,233	10,600
Travelers	0.8	77,500	8,785
Verizon Communications	1.1	230,900	11,522
Wal-Mart Stores	1.8	264,009	18,594
Waste Management	0.9	130,690	9,086
Other Securities‡	27.1		287,199

			568,784

Total Common Stock (Cost $963,229) ($ Thousands)			1,012,484

PREFERRED STOCK — 0.1%

Germany — 0.1%
Other Securities	0.1		858

Sweden — 0.0%
Other Securities	0.0		324

Total Preferred Stock (Cost $1,297) ($ Thousands)			1,182

		Number of Rights

RIGHT — 0.0%

Canada — 0.0%
Yamana Gold, Expires 12/15/16*	0.0	4	1

Total Right (Cost $2) ($ Thousands)			1

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	3.9%	40,662,039	$40,662

Total Cash Equivalent (Cost $40,662) ($ Thousands)			40,662

Total Investments — 100.0% (Cost $1,005,190) ($ Thousands)			$1,054,329

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	76	Dec-2016	$8
FTSE 100 Index	17	Dec-2016	(41)
Hang Seng Index	3	Dec-2016	2
S&P 500 Index E-MINI	102	Dec-2016	90
SPI 200 Index	10	Dec-2016	2
Topix Index	18	Dec-2016	127

			$188

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/16/16	USD	30	DKK	213	$—
12/16/16	USD	7	DKK	52	—
12/16/16	USD	31	SEK	283	—
12/16/16	USD	24	SEK	225	—
12/16/16	USD	68	HKD	530	—
12/16/16	USD	81	SGD	116	—
12/16/16	USD	82	NOK	704	1
12/16/16	USD	160	CHF	162	(1)
12/16/16	USD	57	AUD	78	—
12/16/16	USD	127	AUD	170	(1)
12/16/16	USD	149	NZD	211	1
12/16/16	USD	80	NZD	112	(1)
12/16/16	USD	320	JPY	35,784	(5)
12/16/16	USD	497	EUR	469	—
12/16/16	USD	124	EUR	116	—
12/16/16	USD	466	GBP	373	—
12/16/16	USD	189	GBP	151	—
12/16/16	USD	690	CAD	926	(1)
12/16/16	SGD	15,240	USD	10,702	61
12/16/16	SGD	122	USD	85	—
12/16/16	NZD	15,866	USD	11,213	(25)
12/16/16	CHF	16,937	USD	16,790	138

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/16/16	DKK	17,313	USD	2,473	$1
12/16/16	DKK	328	USD	47	—
12/16/16	AUD	33	USD	25	—
12/16/16	AUD	18,726	USD	13,792	(37)
12/16/16	GBP	19,671	USD	24,543	(46)
12/16/16	SEK	35,725	USD	3,873	(2)
12/16/16	EUR	37,943	USD	40,328	41
12/16/16	EUR	723	USD	764	(3)
12/16/16	CAD	53,679	USD	40,062	129
12/16/16	CAD	637	USD	472	(2)
12/16/16	NOK	55,182	USD	6,459	(25)
12/16/16	HKD	124,862	USD	16,100	—
12/16/16	HKD	331	USD	43	—
12/16/16	JPY	6,226,598	USD	56,127	1,417

					$1,640

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(245,432)	$247,072	$1,640

			$1,640

For the period ended period, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,054,060 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $2,101 ($ Thousands), representing 0.2% of the net assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,008,718	$3,766	$—	$1,012,484
Preferred Stock	1,182	—	—	1,182
Right	1	—	—	1
Cash Equivalent	40,662	—	—	40,662

Total Investments in Securities	$1,050,563	$3,766	$—	$1,054,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$229	$—	$—	$229
Unrealized Depreciation	(41)	—	—	(41)
Forwards Contracts*
Unrealized Appreciation	—	1,789	—	1,789
Unrealized Depreciation	—	(149)	—	(149)

Total Other Financial Instruments	$188	$1,640	$—	$1,828

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Argentina — 0.7%
Other Securities	0.7%		$48,144

Australia — 4.9%
Boral*	0.0	344,728	1,223
Other Securities‡ (A)	4.9		349,695

Austria — 1.0%
Other Securities (A)	1.0		67,955

Belgium — 0.4%
Other Securities	0.4		27,395

Brazil — 2.3%
Other Securities (A)	2.3		160,659

Canada — 5.5%
Bank of Montreal	0.5	522,300	34,389
Magna International, Cl A	0.4	727,752	29,378
Toronto-Dominion Bank	0.5	707,400	33,523
Other Securities (A)	4.1		296,558

			393,848

Chile — 0.0%
Other Securities	0.0		2,921

China — 1.8%
Alibaba Group Holding ADR* (A)	0.4	319,061	29,998
China Life Insurance	0.4	10,045,000	29,203
Other Securities (A)	1.0		66,095

			125,296

Colombia — 0.3%
Other Securities (A)	0.3		22,975

Czech Republic — 0.1%
Other Securities	0.1		9,907

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Denmark — 1.5%
Other Securities (B)	1.5%		$106,252

Finland — 1.1%
Other Securities (A)	1.1		81,394

France — 5.3%
TOTAL	0.5	726,184	34,631
Other Securities (A)	4.8		342,546

			377,177

Germany — 5.5%
Deutsche Boerse	0.7	624,803	48,457
Merck KGaA	0.4	281,046	28,186
SAP	0.6	469,356	39,274
Siemens	0.7	431,267	48,768
Other Securities	3.1		226,544

			391,229

Hong Kong — 4.7%
AIA Group	0.6	6,479,400	39,511
China Mobile	0.4	2,882,100	31,453
Hong Kong Exchanges and Clearing	0.6	1,641,671	43,176
Tencent Holdings	0.4	1,261,172	31,494
Other Securities (B)	2.7		188,919

			334,553

Hungary — 0.2%
Other Securities	0.2		12,908

India — 1.2%
Other Securities	1.2		84,831

Indonesia — 0.8%
Other Securities (A)	0.8		56,607

Ireland — 1.2%
Ryanair Holdings ADR*	0.4	354,564	28,309
Other Securities	0.8		60,157

			88,466

Israel — 1.2%
Teva Pharmaceutical Industries ADR	0.6	1,165,470	43,938
Other Securities (A)	0.6		40,039

			83,977

Italy — 1.2%
Other Securities (A)	1.2		83,810

Japan — 12.2%
Denso	0.7	1,155,400	50,497
KDDI	0.6	1,515,585	39,890
Olympus	0.4	810,400	28,591
Omron	0.4	775,600	28,725
Recruit Holdings	0.5	849,062	32,526

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	9.6%		$688,984

			869,213

Malaysia — 0.5%
Other Securities	0.5		34,106

Mexico — 0.5%
Other Securities	0.5		37,999

Netherlands — 3.2%
Heineken	0.4	393,420	29,515
ING Groep	0.4	2,066,231	28,166
Koninklijke Ahold Delhaize	0.5	1,664,512	32,860
Other Securities (A) (B)	1.9		140,740

			231,281

Norway — 1.6%
DnB	0.4	1,999,351	29,451
Other Securities (A)	1.2		84,393

			113,844

Panama — 0.2%
Other Securities (A)	0.2		12,993

Peru — 0.3%
Other Securities	0.3		24,675

Poland — 0.1%
Other Securities	0.1		7,286

Portugal — 0.4%
Other Securities	0.4		26,175

Russia — 1.2%
Lukoil PJSC ADR (A)	0.5	690,100	33,960
Other Securities	0.7		49,605

			83,565

Singapore — 1.0%
DBS Group Holdings	0.4	2,364,900	28,975
Other Securities	0.6		40,019

			68,994

South Africa — 1.3%
Naspers, Cl N	0.5	256,094	37,518
Other Securities (A)	0.8		55,932

			93,450

South Korea — 3.5%
NAVER	0.5	50,587	34,531
Samsung Electronics	1.6	74,406	111,127
Other Securities	1.4		101,685

			247,343

Spain — 1.8%
Amadeus IT Group, Cl A	0.5	794,270	36,028
Banco Bilbao Vizcaya Argentaria	0.4	4,605,928	28,466

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	0.9%		$65,361

			129,855

Sweden — 1.9%
Other Securities	1.9		137,266

Switzerland — 4.4%
Actelion	0.6	201,241	38,721
Cie Financiere Richemont (A)	0.6	694,205	45,285
Nestle	0.4	462,378	31,048
Other Securities (A)	2.8		199,329

			314,383

Taiwan — 3.4%
Hon Hai Precision Industry	0.7	18,029,779	46,385
Taiwan Semiconductor Manufacturing	0.4	5,565,000	31,952
Taiwan Semiconductor Manufacturing ADR	1.1	2,615,744	77,661
Other Securities (A)	1.2		88,249

			244,247

Thailand — 0.5%
Other Securities	0.5		38,752

Turkey — 0.7%
Other Securities	0.7		49,594

United Arab Emirates — 0.3%
Other Securities	0.3		20,441

United Kingdom — 11.3%
Barclays	0.5	13,978,612	37,716
BT Group, Cl A	0.5	8,152,909	36,375
HSBC Holdings	0.4	3,539,948	28,094
Imperial Brands	0.4	650,428	27,898
Kingfisher	0.4	7,159,864	31,587
Rio Tinto	0.6	1,102,506	41,187
Royal Dutch Shell ADR, Cl A	0.3	435,300	22,244
Royal Dutch Shell, Cl A (GBP) (A)	0.0	120,089	3,040
Royal Dutch Shell, Cl A (A)	0.9	2,575,497	65,516
Shire	0.6	785,083	45,709
Other Securities (A)	6.7		469,599

			808,965

United States — 3.4%
Carnival, Cl A	0.4	573,380	29,477
Core Laboratories (A)	0.4	264,870	29,602
ICON*	0.8	757,455	57,294
Other Securities	1.8		127,506

			243,879

Total Common Stock (Cost $6,475,308) ($ Thousands)			6,749,528

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.6%

United States — 0.4% iShares MSCI EAFE ETF	0.4%	490	$27,830

Other Securities	0.2		12,323

Total Exchange Traded Funds (Cost $40,311) ($ Thousands)			40,153

PREFERRED STOCK — 0.4%

Brazil — 0.4%
Other Securities	0.4		28,677

Total Preferred Stock (Cost $34,194) ($ Thousands)			28,677

		Number of Rights

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0		60

Canada — 0.0%
Yamana Gold, Expires 12/15/16	0.0	70	17

Total Rights (Cost $30) ($ Thousands)			77

		Shares

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P. 0.470%**† (C)	4.4	301,753,669	301,754

Total Affiliated Partnership (Cost $301,754) ($ Thousands)			301,754

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	1.0	73,582,079	73,582

Total Cash Equivalent (Cost $73,582) ($ Thousands)			73,582

Total Investments — 100.8% (Cost $6,925,179)($ Thousands)			$7,193,771

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,366	Dec-2016	$313
FTSE 100 Index	303	Dec-2016	(25)
Hang Seng Index	43	Dec-2016	16
S&P TSX 60 Index	100	Dec-2016	241
SPI 200 Index	114	Dec-2016	172
Topix Index	262	Dec-2016	1,610

			$2,327

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,134,635 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2016, (see Note 12). The total market value of securities on loan at November 30, 2016, was $289,406 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $42,241 ($ Thousands), representing 0.6% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2016 was $301,754 ($ Thousands).

ADR	— American Depositary Receipt

Cl	— Class

DJ	— Dow Jones

EAFE	— Europe, Australasia and Far East

ETF	— Exchange Traded Fund

FTSE	— Financial Times and Stock Exchange

GBP	— Great British Pound

L.P.	— Limited Partnership

MSCI	— Morgan Stanley Capital International

S&P	— Standard & Poor’s

SPI	— Share Price Index

TSX	— Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,748,874	$654	$—	$6,749,528
Exchange Traded Funds	40,153	—	—	40,153
Preferred Stock	28,677	—	—	28,677
Rights	77	—	—	77
Affiliated Partnership	—	301,754	—	301,754
Cash Equivalent	73,582	—	—	73,582

Total Investments in Securities	$6,891,363	$302,408	$—	$7,193,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,352	$—	$—	$2,352
Unrealized Depreciation	(25)	—	—	(25)

Total Other Financial Instruments	$2,327	$—	$—	$2,327

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.5%

Argentina — 0.6%
MercadoLibre	0.5%	2,936	$463
Other Securities	0.1%		27

			490

Australia — 3.3%
Cochlear	0.5	5,158	452
Commonwealth Bank of Australia	0.6	9,650	561
Rio Tinto	0.3	5,991	256
Other Securities‡	1.9		1,598

			2,867

Austria — 2.3%
Other Securities	2.3		2,023

Belgium — 0.2%
Other Securities	0.2		129

Brazil — 0.7%
Other Securities	0.7		576

Canada — 6.4%
Bank of Montreal	0.8	10,900	718
Fairfax Financial Holdings	0.5	840	399
Royal Bank of Canada	0.6	8,200	531
Toronto-Dominion Bank	0.6	11,200	529
Other Securities	3.9		3,418

			5,595

China — 2.3%
Alibaba Group Holding ADR*	0.5	4,611	433
China Life Insurance	0.7	207,000	602
Other Securities	1.1		1,002

			2,037

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.3%
Other Securities	0.3%		$282

Czech Republic — 0.2%
Other Securities	0.2		201

Denmark — 1.3%
Other Securities	1.3		1,113

Finland — 1.6%
Other Securities	1.6		1,411

France — 5.4%
Other Securities	5.4		4,753

Germany — 3.7%
Continental	0.6	2,802	498
Other Securities	3.1		2,708

			3,206

Hong Kong — 3.7%
China Construction Bank	0.5	556,000	414
Hong Kong Exchanges and
Clearing	0.5	15,300	402
Other Securities	2.7		2,452

			3,268

Hungary — 0.2%
Other Securities	0.2		198

India — 1.3%
HDFC Bank ADR	0.5	7,406	478
ICICI Bank ADR	0.5	58,826	461
Other Securities	0.3		233

			1,172

Indonesia — 1.0%
Other Securities	1.0		915

Ireland — 1.0%
Ryanair Holdings ADR*	0.6	6,690	534
Other Securities	0.4		332

			866

Israel — 1.0%
Other Securities	1.0		888

Italy — 1.3%
Prysmian	0.5	18,503	443
Other Securities	0.8		684

			1,127

Japan — 10.7%
Denso	1.2	23,600	1,031
Japan Exchange Group	0.6	33,300	495
Mitsui Sumitomo Insurance
Group Holdings	0.5	14,500	452
Secom	0.6	6,700	489

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Toyota Motor	0.5%	8,100	$473
Other Securities	7.3		6,408

			9,348

Malaysia — 0.3%
Other Securities	0.3		293

Mexico — 0.4%
Other Securities	0.4		367

Netherlands — 1.6%
Unilever	0.9	19,595	787
Other Securities	0.7		632

			1,419

New Zealand — 0.1%
Other Securities	0.1		48

Norway — 1.8%
DnB	0.7	41,581	613
Other Securities	1.1		958

			1,571

Panama — 0.3%
Other Securities	0.3		250

Peru — 0.4%
Other Securities	0.4		319

Philippines — 0.1%
Other Securities	0.1		53

Poland — 0.2%
Other Securities	0.2		186

Portugal — 0.2%
Other Securities	0.2		142

Qatar — 0.2%
Other Securities	0.2		200

Russia — 1.8%
Rosneft PJSC GDR	0.5	76,108	401
Other Securities	1.3		1,133

			1,534

Singapore — 1.3%
DBS Group Holdings	0.5	37,400	458
Other Securities	0.8		712

			1,170

South Africa — 1.6%
Naspers, Cl N	0.8	4,831	708
Other Securities	0.8		725

			1,433

South Korea — 3.8%
Samsung Electronics	2.5	1,459	2,179
Other Securities	1.3		1,111

			3,290

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 1.9%
Amadeus IT Group, Cl A	0.8%	15,768	$715
Industria de Diseno Textil	0.5	12,785	438
Other Securities	0.6		521

			1,674

Sweden — 2.7%
Atlas Copco, Cl B	0.6	18,313	492
Svenska Handelsbanken, Cl A	0.6	37,335	518
Other Securities	1.5		1,380

			2,390

Switzerland — 3.9%
Nestle	0.8	10,287	691
Novartis ADR	0.6	7,202	495
Roche Holding	0.6	2,511	559
Other Securities	1.9		1,640

			3,385

Taiwan — 4.4%
Hon Hai Precision Industry	0.8	289,411	745
Hon Hai Precision Industry GDR	0.4	65,921	330
Taiwan Semiconductor
Manufacturing ADR	1.8	52,810	1,568
Taiwan Semiconductor
Manufacturing	0.9	134,000	769
Other Securities	0.5		466

			3,878

Thailand — 0.9%
Other Securities	0.9		804

Turkey — 1.0%
Akbank	0.6	234,170	516
Other Securities	0.4		396

			912

United Kingdom — 11.6%
Barclays	0.9	298,822	806
British American Tobacco	0.8	12,063	662
Diageo	0.6	21,032	527
Glencore*	0.5	123,897	432
HSBC Holdings	1.1	115,664	918
Rio Tinto	0.5	10,792	403
Rio Tinto ADR	0.4	9,654	366
Shire	1.1	16,871	982
Other Securities	5.7		5,063

			10,159

United States — 3.5%
Carnival, Cl A	0.7	11,882	611
Core Laboratories	0.7	5,481	612
Everest Re Group	0.6	2,478	522

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

ICON*	1.3%	15,322	$1,159
Other Securities	0.2		199

			3,103

Total Common Stock (Cost $80,147) ($ Thousands)			81,045

EXCHANGE TRADED FUNDS — 0.9%

United States — 0.6%
iShares MSCI EAFE ETF	0.6	10	575

Other Securities	0.3		256

Total Exchange Traded Funds (Cost $835) ($ Thousands)			831

PREFERRED STOCK — 0.8%

Brazil — 0.7%
Other Securities	0.7		608

Germany — 0.1%
Other Securities	0.1		76

Total Preferred Stock (Cost $738) ($ Thousands)			684

RIGHTS — 0.0%

Italy — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust,
Government Fund, Cl A 0.210%**†	2.7	2,348,522	2,349

Total Cash Equivalent (Cost $2,349) ($ Thousands)			2,349

Total Investments — 96.9% (Cost $84,069)($ Thousands)			$84,909

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	25	Dec-2016	$6
FTSE 100 Index	6	Dec-2016	(1)
Hang Seng Index	1	Dec-2016	1
S&P TSX 60 Index	2	Dec-2016	—
SPI 200 Index	3	Dec-2016	3
Topix Index	4	Dec-2016	14

			$23

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $87,654 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$81,001	$44	$—	$81,045
Exchange Traded Funds	831	—	—	831
Preferred Stock	684	—	—	684
Rights	—	—	—	—
Cash Equivalent	2,349	—	—	2,349

Total Investments in Securities	$84,865	$44	$—	$84,909

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$24	$—	$—	$24
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$23	$—	$—	$23

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 81.5%

Argentina — 2.3%
Grupo Financiero Galicia ADR	0.5%	205,192	$5,579
MercadoLibre	0.8	53,210	8,398
Other Securities	1.0		9,560

			23,537

Bangladesh — 0.4%
Other Securities	0.4		4,579

Botswana — 0.0%
Other Securities	0.0		317

Brazil — 3.3%
Ambev ADR	0.5	1,118,013	5,579
Banco do Brasil*	0.5	574,000	4,836
Raia Drogasil*	0.4	214,865	4,097
Other Securities	1.9		19,687

			34,199

Canada — 0.9%
Other Securities	0.9		9,332

Chile — 0.6%
Other Securities	0.6		5,803

China — 7.5%
Alibaba Group Holding ADR*	0.7	76,400	7,183
China Biologic Products*	0.5	40,887	4,895
China Petroleum & Chemical	0.4	6,562,000	4,585
Ctrip.com International ADR*	0.7	164,178	7,426
NetEase ADR	0.6	26,250	5,883
Other Securities (A)	4.6		47,680

			77,652

Colombia — 1.1%
Bancolombia ADR, Cl R	0.4	119,033	3,987

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	0.7%		$7,533

			11,520

Czech Republic — 0.2%
Other Securities (A)	0.2		2,050

Egypt — 0.7%
Other Securities (A)	0.7		7,445

France — 0.1%
Other Securities	0.1		897

Georgia — 0.2%
Other Securities	0.2		2,294

Greece — 0.5%
Other Securities	0.5		5,598

Hong Kong — 9.2%
Bank of China	0.7	15,715,000	7,152
China Construction Bank	1.2	17,201,000	12,818
Industrial & Commercial Bank of China	0.6	10,894,000	6,671
Tencent Holdings	1.5	614,900	15,355
Other Securities (A)	5.2		53,616

			95,612

Hungary — 0.4%
Other Securities	0.4		3,958

India — 3.1%
HDFC Bank ADR	0.7	107,986	6,967
Infosys Technologies	0.4	302,719	4,315
Other Securities	2.0		20,800

			32,082

Indonesia — 3.9%
Kalbe Farma	0.4	39,820,195	4,407
Pakuwon Jati	0.5	104,712,303	5,293
Other Securities	3.0		31,160

			40,860

Isle of Man — 0.0%
Other Securities	0.0		416

Israel — 0.1%
Other Securities	0.1		725

Ivory Coast — 0.2%
Other Securities	0.2		1,525

Kashmiri — 0.1%
Other Securities	0.1		958

Kazakhstan — 0.6%
Halyk Savings Bank of
Kazakhstan JSC GDR*	0.4	720,960	4,030

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	0.2%		$1,841

			5,871

Kenya — 0.4%
Other Securities	0.4		4,340

Malaysia — 0.8%
IHH Healthcare	0.4	2,754,595	4,071
Other Securities	0.4		4,593

			8,664

Mauritius — 0.1%
Other Securities	0.1		1,454

Mexico — 2.8%
Banregio Grupo Financiero	0.4	856,980	4,611
Wal-Mart de Mexico	0.5	3,064,130	5,662
Other Securities	1.9		19,022

			29,295

Morocco — 0.4%
Other Securities	0.4		3,901

Nigeria — 0.2%
Other Securities	0.2		2,134

Oman — 0.1%
Other Securities	0.1		1,257

Pakistan — 1.3%
Engro Fertilizers	0.4	7,410,000	4,554
Other Securities	0.9		9,275

			13,829

Panama — 0.6%
Other Securities	0.6		6,128

Peru — 1.3%
Credicorp	0.5	34,668	5,432
Other Securities (A)	0.8		8,012

			13,444

Philippines — 3.2%
BDO Unibank	0.5	2,110,881	4,749
Universal Robina	0.5	1,362,315	4,664
Other Securities	2.2		23,445

			32,858

Poland — 1.8%
Eurocash	0.4	447,262	4,152
Polski Koncern Naftowy ORLEN	0.4	220,482	4,021
Other Securities	1.0		10,153

			18,326

Qatar — 0.4%
Other Securities	0.4		4,564

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Romania — 0.9%
Banca Transilvania	0.6%	10,746,043	$5,953
Other Securities	0.3		3,623

			9,576

Russia — 2.8%
Lukoil PJSC ADR	0.5	106,081	5,198
Yandex, Cl A*	0.7	392,136	7,455
Other Securities	1.6		16,082

			28,735

Singapore — 0.2%
Other Securities	0.2		2,054

South Africa — 2.7%
FirstRand	0.4	1,122,146	4,040
Other Securities	2.3		24,207

			28,247

South Korea — 7.2%
Kia Motors	0.4	133,604	4,274
Samsung Electronics	1.3	9,296	13,884
Other Securities	5.5		56,276

			74,434

Switzerland — 0.1%
Other Securities (A)	0.1		1,178

Taiwan — 9.2%
Hon Hai Precision Industry	0.7	2,786,375	7,169
Pegatron	0.4	1,767,000	4,208
Powertech Technology	0.4	1,667,000	4,283
Taiwan Semiconductor Manufacturing ADR	1.9	663,402	19,696
Taiwan Semiconductor Manufacturing	0.5	852,000	4,892
Other Securities	5.3		54,896

			95,144

Thailand — 3.1%
PTT	0.5	559,900	5,477
Other Securities	2.6		26,583

			32,060

Turkey — 1.2%
Other Securities‡	1.2		12,210

Ukraine — 0.1%
Other Securities	0.1		628

United Arab Emirates — 2.1%
Emaar Properties	0.7	3,927,429	7,293
Other Securities	1.4		14,178

			21,471

United Kingdom — 1.2%
Other Securities (A)	1.2		12,236

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
United States — 1.9%
Kansas City Southern	0.5%	54,996	$4,879
Luxoft Holding, Cl A*	0.4	73,292	4,020
PriceSmart	0.8	91,950	8,395
Other Securities	0.2		2,330

			19,624

Total Common Stock (Cost $857,385) ($ Thousands)			845,021

		Number of Participation Notes

PARTICIPATION NOTES* — 7.5%

Cayman Islands — 0.3%
Other Securities	0.3		2,541

Chile — 0.2%
Other Securities	0.2		2,343

China — 0.2%
Other Securities	0.2		1,569

Colombia — 0.1%
Other Securities	0.1		1,409

Egypt — 0.3%
Emaar Misr for Development, Expires 05/02/18	0.1	8,585	1,460
Palm Hills Developments, Expires 05/02/18	0.2	9,418	1,638

			3,098

India — 1.5%
Bharat Financial Inclusion, Expires 11/05/18	0.0	25	273
LIC Housing Finance, Expires 03/28/19	0.0	1	4
LIC Housing Finance, Expires 03/08/19	0.1	173	1,426
Rural Electrification, Expires 09/29/21	0.2	894	1,784
SKS Microfinance, Expires 11/05/18	0.2	182	1,962
Other Securities	1.0		10,308

			15,757

Kuwait — 0.4%
Kuwait Food Americana SAK, Expires 02/14/19	0.1	121	1,032
National Bank of Kuwait SAKP, Expires 11/20/18	0.2	803	1,647
Other Securities	0.1		1,109

			3,788

Description	Percentage of Net Assets (%)	Number of Participation Notes	Market Value ($ Thousands)

Pakistan — 0.6%
United Bank, Expires 10/31/16	0.5%	2,526	$5,023
Other Securities	0.1		1,327

			6,350

Saudi Arabia — 1.4%
CO For Cooperative Insurance, Expires 07/31/17	0.5	185	4,951
Fawaz Abdulaziz Al Hokair, Expires 03/02/17	0.1	171	1,586
Mouwasat Medical Services, Expires 09/20/17	0.0	11	396
Mouwasat Medical Services, Expires 09/20/17	0.2	60	2,165
National Industrialization, Expires 07/12/17	0.3	591	2,642
Other Securities	0.3		2,993

			14,733

Sri Lanka — 0.3% Other Securities	0.3		2,955

Turkey — 0.1%
Other Securities	0.1		1,022

United States — 1.2%
National Industrialization, Expires 07/12/17	0.4	841	3,764
Other Securities	0.8		8,104

			11,868

Vietnam — 0.9%
Other Securities	0.9		9,666

Total Participation Notes
(Cost $78,160) ($ Thousands)			77,099

		Shares
EXCHANGE TRADED FUNDS — 6.6%

United States — 6.6%
iShares MSCI Emerging Markets Index Fund	5.4	1,577	55,986
iShares MSCI Frontier 100 ETF	0.0	25	610
WisdomTree India Earnings Fund	1.2	595	12,045

Total Exchange Traded Funds (Cost $69,931) ($ Thousands)			68,641

PREFERRED STOCK — 2.0%

Brazil — 1.5%
Itausa—Investimentos Itau	0.5	2,134,390	5,433

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	1.0%		$10,263

			15,696

Colombia — 0.4%
Other Securities	0.4		4,402

South Korea — 0.1%
Other Securities	0.1		981

Total Preferred Stock (Cost $18,742) ($ Thousands)			21,079

RIGHTS — 0.0%

South Korea — 0.0%
Other Securities	0.0		6

Taiwan — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			6

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	0.4	3,965,930	3,966

Total Cash Equivalent (Cost $3,966) ($ Thousands)			3,966

Total Investments — 98.0% (Cost $1,028,184)($ Thousands)			$1,015,812

Percentages are based on a Net Assets of $1,036,477 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $9,094 ($ Thousands), representing 0.7% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$843,706	$1,315	$—	$845,021
Participation Notes	—	77,099	—	77,099
Exchange Traded Funds	68,641	—	—	68,641
Preferred Stock	20,815	264	—	21,079
Right	6	—	—	6
Cash Equivalent	3,966	—	—	3,966

Total Investments in Securities	$937,134	$78,678	$—	$1,015,812

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.4%

Agency Mortgage-Backed Obligations — 5.1%
FHLMC ARM
3.611%, 03/01/2036 (A)	$2,186	$2,333
2.775%, 06/01/2035 (A)	2,013	2,127
2.535%, 10/01/2035 (A)	1,005	1,051
FHLMC CMO, Ser 2007-3311, Cl FN
0.838%, 05/15/2037 (A)	750	746
FHLMC CMO, Ser 2010-3721, Cl FB
1.038%, 09/15/2040 (A)	2,446	2,449
FHLMC CMO, Ser 2011-3891, Cl BF
1.088%, 07/15/2041 (A)	1,709	1,710
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl X1, IO
0.283%, 11/25/2020 (A)	111,631	1,075
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	996	1,011
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.022%, 05/25/2018 (A)	28,903	668
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.593%, 01/25/2019 (A)	82,153	2,182
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.760%, 05/25/2019 (A)	30,056	1,042
FHLMC REMIC, Ser 2007-3335, Cl BF
0.688%, 07/15/2019 (A)	156	156
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	544	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
4.500%, 10/01/2024	$1,707	$1,809
6.000%, 09/01/2039 to 04/01/2040	1,008	1,147
3.000%, 05/01/2022 to 12/01/2030	4,156	4,305
FNMA ARM
3.084%, 10/01/2033 (A)	475	506
3.050%, 05/01/2034 (A)	506	533
3.027%, 09/01/2034 (A)	665	703
2.951%, 10/01/2033 (A)	445	469
2.911%, 06/01/2035 (A)	683	720
2.863%, 05/01/2035 (A)	1,012	1,074
2.858%, 04/01/2034 (A)	1,192	1,262
2.810%, 09/01/2033 (A)	1,082	1,127
2.759%, 04/01/2033 (A)	297	314
2.741%, 08/01/2034 (A)	1,299	1,376
2.735%, 05/01/2035 (A)	754	799
2.734%, 10/01/2035 (A)	1,261	1,335
2.718%, 07/01/2036 (A)	1,734	1,833
2.702%, 06/01/2035 (A)	516	539
2.695%, 10/01/2024 (A)	179	192
2.675%, 10/01/2033 (A)	309	322
2.670%, 05/01/2037 (A)	2,273	2,383
2.617%, 10/01/2033 (A)	811	857
2.526%, 07/01/2034 (A)	554	582
2.489%, 07/01/2034 (A)	1,187	1,244
2.477%, 01/01/2034 (A)	704	738
2.467%, 03/01/2035 (A)	1,892	1,967
2.405%, 02/01/2035 (A)	1,351	1,405
FNMA CMO, Ser 2005-92, Cl UF
0.934%, 10/25/2025 (A)	1,470	1,468
FNMA CMO, Ser 2010-87, Cl PF
0.984%, 06/25/2040 (A)	2,049	2,044
FNMA CMO, Ser 2011-63, Cl FG
1.034%, 07/25/2041 (A)	1,618	1,621
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	1,026	1,032
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	2,443	2,473
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	10,462	1,096
FNMA CMO, Ser 2013-96, Cl FW
0.984%, 09/25/2043 (A)	1,675	1,672
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	859	159
FNMA TBA
3.500%, 12/01/2040	1,150	1,198
3.000%, 12/25/2028	1,475	1,517
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.302%, 09/25/2044 (A) (B)	595	605
FREMF Mortgage Trust, Ser 2013-K502, Cl B
2.609%, 10/25/2017 (A) (B)	1,040	1,042

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.035%, 03/25/2045 (A) (B)	$360	$360
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A) (B)	230	223
GNMA ARM
2.200%, 12/20/2060 (A)	2,857	2,953
1.671%, 11/20/2060 (A)	2,520	2,565
1.571%, 12/20/2060 (A)	2,998	3,038
1.940%, 09/20/2060 to 11/20/2060 (A)	2,657	2,716
GNMA CMO, Ser 2002-66, Cl FC
0.942%, 07/16/2031 (A)	1,079	1,084
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	1,179	1,175
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.879%, 12/07/2020 (A)	4,747	4,735
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.977%, 10/07/2020 (A)	5,562	5,568
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.995%, 11/05/2020 (A)	5,946	5,955
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.087%, 12/08/2020 (A)	410	412
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.087%, 12/08/2020 (A)	6,718	6,727
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.976%, 01/08/2020 (A)	3,667	3,673
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.927%, 02/06/2020 (A)	4,408	4,408
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.930%, 03/11/2020 (A)	4,370	4,366
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.907%, 03/06/2020 (A)	333	333

		112,884

Non-Agency Mortgage-Backed Obligations — 30.3%
A10 Term Asset Financing LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	803	799
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.815%, 06/25/2035 (A)	357	324
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.994%, 08/25/2035 (A)	135	134
American General Mortgage Loan Trust, Ser 2010-1A, Cl A4
5.650%, 03/25/2058 (A) (B)	296	296

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
2.748%, 09/25/2045 (A)	$1,310	$1,292
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
3.135%, 09/15/2026 (A) (B)	2,180	2,175
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.435%, 06/15/2028 (A) (B)	2,500	2,447
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.437%, 12/10/2017 (A)	5,090	5,238
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl A4
5.451%, 01/15/2049	320	319
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl AM
5.811%, 02/10/2051 (A)	600	614
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (A)	120	122
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl A1A
6.393%, 01/10/2018 (A)	2,926	3,011
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.552%, 06/10/2049 (A)	4,030	4,081
Banc of America Commercial Mortgage, Ser 2007-3, Cl AM
5.552%, 06/10/2049 (A)	500	507
Banc of America Commercial Mortgage, Ser 2007-3, Cl AMF
5.317%, 06/10/2049	4,125	4,169
Banc of America Commercial Mortgage, Ser 2007-4, Cl A4
5.940%, 02/10/2051 (A)	4,183	4,249
Banc of America Funding, Ser 2004-C, Cl 2A2
3.360%, 12/20/2034 (A)	614	596
Banc of America Funding, Ser 2005-F, Cl 4A1
3.222%, 09/20/2035 (A)	164	140
Banc of America Funding, Ser 2006-D, Cl 3A1
3.243%, 05/20/2036 (A)	107	94
Banc of America Funding, Ser 2006-I, Cl 1A1
2.855%, 12/20/2036 (A)	6,187	6,214
Banc of America Funding, Ser 2010-R5, Cl 4A3
2.790%, 08/26/2036 (A)(B)	1,912	1,886
Banc of America Mortgage 2003-I Trust, Ser 2003-I, Cl 2A6
3.282%, 10/25/2033 (A)	4,788	4,844

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.276%, 06/25/2033 (A)	$4,399	$4,384
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.965%, 02/25/2035 (A)	58	58
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
3.248%, 07/25/2033 (A)	2,368	2,371
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.983%, 12/25/2033 (A)	2,196	2,169
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.947%, 02/25/2034 (A)	3,006	2,961
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.201%, 04/25/2034 (A)	1,150	1,142
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.976%, 01/25/2035 (A)	714	711
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.462%, 12/25/2033 (A) (B)	1,818	1,687
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.952%, 04/25/2034 (A) (B)	3,886	3,683
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
1.022%, 08/25/2034 (A) (B)	2,303	2,108
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.942%, 04/25/2035 (A) (B)	2,519	2,307
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.825%, 12/25/2033 (A)	2,778	2,773
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.122%, 08/25/2034 (A)	3,564	3,626
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.206%, 01/25/2034 (A)	5,010	5,012
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	2,724	2,695
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.750%, 04/25/2034 (A)	734	728
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.487%, 07/25/2034 (A)	2,877	2,860
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.598%, 11/25/2034 (A)	986	968
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
3.128%, 03/25/2035 (A)	2,562	2,579
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.920%, 03/25/2035 (A)	3,004	3,019
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.460%, 08/25/2035 (A)	5,462	5,437

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW11, Cl AM
5.621%, 03/11/2039 (A)	$1	$1
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A1A
5.650%, 08/11/2017 (A)	3,663	3,742
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	4,000	4,032
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.901%, 06/11/2040 (A)	2,313	2,337
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.834%, 12/25/2036 (A)	33	64
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.478%, 07/05/2033 (A) (B)	2,000	1,996
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
3.385%, 05/15/2029 (A)(B)	5,800	5,749
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AMFX
5.366%, 12/11/2049 (A)	5,500	5,521
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	2,906	2,961
CGBAM Commercial Mortgage Trust, Ser 2014- HD, Cl D
2.535%, 02/15/2031 (A) (B)	2,000	1,954
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
2.759%, 12/25/2035 (A)	1,324	1,231
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.053%, 02/25/2037 (A)	1,151	1,149
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.063%, 02/25/2037 (A)	1,157	1,143
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.062%, 07/25/2037 (A)	1,603	1,618
CHL Mortgage Pass-Through Trust, Ser 2003- 46, Cl 2A1
3.197%, 01/19/2034 (A)	2,133	2,106
CHL Mortgage Pass-Through Trust, Ser 2004- 11, Cl 2A1
2.634%, 07/25/2034 (A)	1,838	1,834
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	244	248
Citicorp Mortgage Securities REMIC Pass- Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	62	64

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.129%, 12/10/2049 (A)	$615	$628
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	10	10
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl C
3.635%, 05/11/2035 (A) (B)	3,280	3,303
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	60	60
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
3.029%, 04/25/2037 (A)	852	732
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
3.129%, 11/25/2038 (A) (B)	1,573	1,579
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	1,800	1,812
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (B)	801	808
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A) (B)	1,556	1,565
COMM Mortgage Trust, Ser 2006-C8, Cl AM
5.347%, 12/10/2046	2,202	2,200
COMM Mortgage Trust, Ser 2007-C9, Cl AMFL
1.177%, 07/10/2017	2,048	2,024
COMM Mortgage Trust, Ser 2007-C9, Cl A4
6.007%, 12/10/2049 (A)	5,390	5,465
COMM Mortgage Trust, Ser 2007-C9, Cl AJFL
1.227%, 12/10/2049 (A) (B)	11,710	11,380
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	11	11
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.933%, 08/10/2046 (A)	47,184	1,764
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	100	100
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.335%, 03/15/2029 (A) (B)	4,480	4,459
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,325	1,352
COMM Mortgage Trust, Ser 2014-PAT, Cl C
2.177%, 08/13/2027 (A) (B)	2,000	1,958
COMM Mortgage Trust, Ser 2014-TWC, Cl D
2.781%, 02/13/2032 (A) (B)	3,435	3,407
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.389%, 02/13/2032 (A) (B)	5,000	5,000
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.270%, 10/15/2018	3,000	3,008

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl XA, IO
0.988%, 02/10/2047 (A)	$36,173	$1,224
Commercial Mortgage Trust, Ser 2007-GG11, Cl AM
5.867%, 12/10/2049 (A)	3,300	3,383
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.765%, 01/15/2049 (A)	7,110	7,085
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	2,652	2,680
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A4
6.134%, 09/15/2039 (A)	1,208	1,228
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AM
6.134%, 07/15/2017 (A)	5,000	5,103
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl AM
6.266%, 02/15/2041 (A) (B)	3,000	3,080
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.965%, 06/25/2034 (A)	6,326	6,347
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.911%, 09/25/2034 (A)	1,659	1,662
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A) (B)	902	947
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.892%, 07/25/2035 (A)	2,917	2,752
CSMC Trust, Ser 2015-SAND, Cl D
3.385%, 08/15/2030 (A) (B)	1,847	1,833
CSMC Trust, Ser 2015-SAND, Cl C
2.685%, 08/15/2030 (A) (B)	1,000	981
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.954%, 05/15/2046 (A)	613	622
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.146%, 07/10/2044 (A) (B)	26,375	980
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
1.074%, 06/25/2034 (A)	3,438	3,271
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.348%, 09/19/2044 (A)	2,008	1,916
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.368%, 09/19/2044 (A)	823	763

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.888%, 01/19/2045 (A)	$1,349	$1,158
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
1.023%, 11/29/2037 (A) (B)	595	594
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.934%, 07/25/2023 (A)	382	388
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.184%, 04/25/2024 (A)	538	540
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.934%, 01/25/2025 (A)	683	687
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
1.884%, 04/25/2028 (A)	817	818
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.034%, 07/25/2028 (A)	1,178	1,182
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M1
1.784%, 10/25/2028 (A)	3,307	3,312
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
1.692%, 12/25/2028 (A)	2,894	2,897
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M1
1.392%, 03/25/2029 (A)	3,353	3,351
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M1
2.342%, 09/25/2028 (A)	3,426	3,435
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA2, Cl M1
1.734%, 11/25/2028 (A)	3,765	3,769
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
2.924%, 05/25/2035 (A)	308	277
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.484%, 05/25/2024 (A)	230	230
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.484%, 05/25/2024 (A)	110	110
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.784%, 07/25/2024 (A)	2,717	2,721
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 2M1
1.734%, 07/25/2024 (A)	1,567	1,569
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.684%, 05/25/2025 (A)	29	29

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M1
2.134%, 04/25/2028 (A)	$2,324	$2,328
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
2.484%, 08/25/2028 (A)	5,712	5,751
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.534%, 10/25/2028 (A)	3,582	3,623
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
1.984%, 01/25/2029 (A)	3,923	3,937
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
1.884%, 01/25/2029 (A)	3,910	3,918
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
1.892%, 04/25/2029 (A)	4,976	4,976
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl AFL1
1.835%, 12/15/2016 (A) (B)	7,629	7,670
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/2049 (A)	2,552	2,566
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.471%, 12/19/2033 (A)	707	698
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.154%, 12/10/2043 (A) (B)	36,079	199
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	15	15
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.679%, 03/10/2044 (A) (B)	27,112	640
GS Mortgage Securities Trust, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	4	4
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	32	32
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	67	67
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl A
2.468%, 02/15/2033 (A) (B)	4,000	4,021
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.934%, 10/25/2032 (A)	18	18

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.334%, 01/25/2035 (A)	$275	$261
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.045%, 04/25/2035 (A)	793	758
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.054%, 09/25/2035 (A)	734	729
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.972%, 01/25/2036 (A)	1,770	1,644
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.180%, 08/19/2034 (A)	3,220	3,259
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.880%, 11/19/2034 (A)	114	105
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.866%, 06/20/2035 (A)	3,346	3,131
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2026 (A) (B)	3,910	3,694
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
2.678%, 08/05/2034 (A) (B)	2,000	1,995
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
3.078%, 08/05/2034 (A) (B)	3,435	3,392
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
4.335%, 11/15/2029 (A) (B)	5,280	5,267
Impac CMB Trust Series, Ser 2004-6, Cl 1A2
1.372%, 10/25/2034 (A)	2,725	2,572
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.434%, 03/25/2035 (A)	192	159
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.784%, 04/25/2037 (A)	1,272	1,152
IndyMac INDA Mortgage Loan Trust, Ser 2007- AR3, Cl 1A1
3.407%, 07/25/2037 (A)	2,927	2,562
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	1,968	1,969
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
6.164%, 02/12/2051 (A)	778	800
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CIB20, Cl A4
5.794%, 02/12/2051 (A)	640	652
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (A)	541	550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
1.982%, 08/05/2032 (A) (B)	$13,794	$725
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.038%, 02/15/2046 (A) (B)	28,103	782
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl XA, IO
2.184%, 10/15/2045 (A)	11,043	756
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	46	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-BXH, Cl A
1.438%, 04/15/2027 (A) (B)	3,075	3,013
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl D
2.888%, 06/15/2029 (A)(B)	3,000	2,944
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	348	353
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.022%, 06/25/2035 (A)	1,341	1,303
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.022%, 06/25/2035 (A)	1,355	1,316
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.201%, 07/25/2035 (A)	4,621	4,587
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.971%, 11/25/2033 (A)	600	608
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.996%, 07/25/2035 (A)	2,029	2,054
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.218%, 07/25/2035 (A)	3,822	3,794
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
3.185%, 07/25/2035 (A)	844	843
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.968%, 06/25/2037 (A)	105	91
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
3.074%, 10/26/2035 (A) (B)	1,424	1,429
LB Commercial Mortgage Trust, Ser 2007-C3, Cl A4
6.116%, 07/15/2044 (A)	1,877	1,913
LB-UBS Commercial Mortgage Trust, Ser 2007- C2, Cl A3
5.430%, 02/15/2040	1,049	1,053
LB-UBS Commercial Mortgage Trust, Ser 2007- C2, Cl AM
5.493%, 02/15/2040 (A)	1,927	1,948

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl AM
6.114%, 07/15/2040 (A)	$2,570	$2,648
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (A)	425	428
LB-UBS Commercial Mortgage Trust, Ser 2007- C7, Cl A3
5.866%, 09/15/2045 (A)	704	723
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.114%, 04/15/2041 (A)	1,084	1,128
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.905%, 07/25/2035 (A)	102	88
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	3,027	3,160
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	389	388
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
1.238%, 11/15/2031 (A)	2,528	2,349
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
1.154%, 08/25/2028 (A)	2,113	2,019
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
1.174%, 01/25/2029 (A)	797	761
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.720%, 12/25/2034 (A)	2,649	2,650
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/2035 (A)	2,324	2,326
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.651%, 02/25/2035 (A)	1,376	1,376
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.655%, 02/25/2035 (A)	3,030	3,029
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.102%, 07/25/2035 (A)	831	644
ML-CFC Commercial Mortgage Trust, Ser 2006- 4, Cl AM
5.204%, 12/12/2049	30	30
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AMFL
0.718%, 08/12/2048 (A) (B)	2,690	2,668

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AM
5.419%, 08/12/2048	$4,150	$4,161
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl A4
5.378%, 08/12/2048	304	304
ML-CFC Commercial Mortgage Trust, Ser 2007- 7, Cl A4
5.810%, 06/12/2050 (A)	3,309	3,342
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4
5.447%, 02/12/2044 (A)	762	762
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A1A
5.665%, 04/15/2049 (A)	3,781	3,817
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4
6.477%, 01/11/2043 (A)	2,145	2,229
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
2.285%, 08/14/2031 (A) (B)	2,750	2,739
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,138	1,143
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	4,405	4,496
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	4,998
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.482%, 11/25/2034 (A)	1,537	1,519
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.963%, 10/25/2034 (A)	2,922	2,913
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.804%, 09/25/2035 (A)	1,673	1,658
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	38	38
MRFC Mortgage Pass-Through Trust, Ser 2002- TBC2, Cl A
1.395%, 08/15/2032 (A)	935	885
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	397	407
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.192%, 12/25/2034 (A)	4,463	4,152
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A) (B)	2,377	2,435

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.497%, 06/26/2046 (A) (B)	$4,044	$3,973
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
1.277%, 04/26/2047 (A) (B)	1,844	1,806
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
2.475%, 01/26/2036 (A) (B)	6,384	6,333
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.777%, 07/25/2038 (A)	1,765	1,711
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.910%, 08/25/2033 (A)	2,012	2,009
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
3.034%, 10/25/2035 (A)	1,555	1,541
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
3.108%, 10/25/2035 (A)	1,695	1,681
RALI Trust, Ser 2006-QO10, Cl A1
0.694%, 01/25/2037 (A)	4,678	3,944
RALI Trust, Ser 2007-QO3, Cl A1
0.694%, 03/25/2047 (A)	1,335	1,119
RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
4.013%, 09/26/2035 (A) (B)	1,188	1,192
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.239%, 08/25/2022 (A)	854	736
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.326%, 10/20/2027 (A)	1,508	1,470
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
1.226%, 09/20/2032 (A)	379	356
Sequoia Mortgage Trust, Ser 2004-3, Cl A
1.761%, 05/20/2034 (A)	2,936	2,794
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.229%, 06/20/2034 (A)	2,080	2,005
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	726	731
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	1,671	1,623
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,363	2,353
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A) (B)	13,350	13,340
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.980%, 03/25/2034 (A)	2,328	2,327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.930%, 03/25/2034 (A)	$2,511	$2,503
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.904%, 07/25/2034 (A)	5,298	5,094
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-1, Cl 5A1
2.956%, 02/25/2035 (A)	2,647	2,619
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.045%, 04/25/2035 (A)	2,044	1,877
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.188%, 10/19/2034 (A)	2,027	1,933
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-17A, Cl 2A1
2.909%, 05/25/2033 (A)	3,333	3,337
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.174%, 09/25/2043 (A)	1,896	1,824
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
2.872%, 03/25/2037 (A)	2,292	2,012
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
5.920%, 09/25/2037 (A)	1,880	1,904
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A1
3.750%, 11/25/2057 (A) (B)	2,517	2,581
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	182	183
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	215	216
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A) (B)	178	180
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A) (B)	443	441
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A) (B)	5,585	5,586
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.089%, 05/10/2045 (A) (B)	10,875	987
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	21	21
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	7	7
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	63	62

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
2.334%, 10/25/2046 (A)	$1,995	$1,995
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	2,028	2,032
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	1,232	1,233
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/2047	1,671	1,677
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,500	3,531
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
5.959%, 02/15/2051 (A)	4,130	4,124
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl B
2.585%, 06/15/2029 (A) (B)	3,000	3,001
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl E
4.885%, 06/15/2018 (A) (B)	4,000	4,000
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.821%, 10/25/2033 (A)	2,933	2,984
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.675%, 08/25/2033 (A)	1,979	1,981
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.784%, 09/25/2033 (A)	2,697	2,714
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.789%, 03/25/2034 (A)	8,392	8,396
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.954%, 07/25/2044 (A)	3,902	3,708
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.839%, 10/25/2034 (A)	2,059	2,070
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
1.254%, 11/25/2034 (A)	1,954	1,854
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
1.274%, 11/25/2034 (A)	2,708	2,423
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.628%, 01/25/2035 (A)	4,029	4,026

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.924%, 04/25/2044 (A)	4,932	4,751

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.934%, 06/25/2044 (A)	$2,626	$2,441
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	1,084	1,125
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	127	129
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
1.334%, 01/25/2045 (A)	1,005	923
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
1.174%, 01/25/2045 (A)	1,916	1,794
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.854%, 08/25/2045 (A)	2,603	2,499
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.824%, 10/25/2045 (A)	2,743	2,623
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.974%, 10/25/2045 (A)	505	504
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.659%, 12/25/2035 (A)	134	129
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.804%, 12/25/2045 (A)	2,711	2,544
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.804%, 12/25/2045 (A)	228	216
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 1A1A
0.922%, 01/25/2045 (A)	2,570	2,458
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.864%, 01/25/2045 (A)	1,451	1,356
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.764%, 04/25/2045 (A)	5,336	5,008
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.824%, 07/25/2045 (A)	3,010	2,858
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
1.174%, 07/25/2045 (A)	2,030	1,950

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.594%, 01/25/2046 (A)	$2,216	$2,152
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.203%, 10/25/2046 (A)	694	643
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A
1.327%, 12/25/2046 (A)	1,137	881
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.953%, 04/25/2047 (A)	3,640	2,966
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	16	16
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-R, Cl 2A1
3.029%, 09/25/2034 (A)	236	241
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-Z, Cl 1A2
2.965%, 12/25/2034 (A)	1,199	1,185
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR2, Cl 3A1
2.850%, 03/25/2035 (A)	1,502	1,513
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
3.024%, 09/25/2033 (A)	1,583	1,575
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.902%, 11/25/2033 (A)	1,108	1,109
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
3.084%, 05/25/2034 (A)	318	321
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.110%, 07/25/2034 (A)	1,140	1,137
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
3.009%, 08/25/2034 (A)	2,731	2,724
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.020%, 08/25/2034 (A)	1,941	1,967
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
3.002%, 09/25/2034 (A)	2,630	2,650
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
3.031%, 09/25/2034 (A)	3,049	3,074
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
3.034%, 09/25/2034 (A)	656	667

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.067%, 10/25/2034 (A)	$4,809	$4,780
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.957%, 11/25/2034 (A)	3,335	3,344
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.878%, 12/25/2034 (A)	3,076	3,127
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.766%, 02/25/2035 (A)	4,174	4,227
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.993%, 06/25/2035 (A)	3,958	4,095
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.981%, 06/25/2035 (A)	2,874	2,952
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.981%, 06/25/2035 (A)	939	966
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.992%, 06/25/2035 (A)	782	780
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.958%, 06/25/2035 (A)	910	931
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.888%, 02/25/2034 (A)	783	794
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
3.096%, 03/25/2035 (A)	1,268	1,275
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
3.078%, 05/25/2035 (A)	260	256
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
3.041%, 06/25/2035 (A)	1,424	1,442
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
3.076%, 06/25/2035 (A)	1,465	1,498
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
3.027%, 06/25/2034 (A)	1,708	1,737
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	726	676
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
2.296%, 11/15/2029 (A) (B)	1,607	1,595

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	45

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011- C2, Cl XA, IO
0.803%, 02/15/2044 (A) (B)	$18,116	$479
WFRBS Commercial Mortgage Trust, Ser 2012- C6, Cl A2
2.191%, 04/15/2045	125	125
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	14	14

		664,595

Total Mortgage-Backed Securities (Cost $780,158) ($ Thousands)		777,479

LOAN PARTICIPATIONS — 27.2%
ABC Supply, Term Loan B
3.500%, 09/23/2023	6,345	6,369
Academy Sports Ltd., 1st Lien
5.000%, 07/01/2022	828	762
Academy, Ltd. Term Loan
5.000%, 07/01/2022	544	500
Acadia Healthcare Company, 1st Lien
3.750%, 02/11/2022	1,376	1,373
3.750%, 02/16/2023	3,275	3,284
Acosta, Term Loan B, 1st Lien
4.250%, 09/26/2021	1,359	1,286
Advance Pierre Foods, Cov-Lite, 1st Lien
4.500%, 06/02/2023	1,593	1,599
Advanced Group, Lien 2
3.500%, 11/10/2023	1,405	1,404
AdvancePierre Foods, Inc., Effective Date Loan, 2nd Lien
4.750%, 06/02/2023	7	7
Affinion Group Holdings
6.750%, 04/30/2018	2	2
Affinion Group Holdings, Tranche B
6.750%, 04/30/2018	3,353	3,272
Affinion Group, 2nd Lien
8.500%, 10/31/2018	740	696
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.250%, 04/28/2022	5,756	5,692
Albertson's LLC, Term B-6 Loan, 1st Lien
4.750%, 06/22/2023	1,067	1,069
Alere, Term Loan B, 1st Lien
4.250%, 06/20/2022	5,982	5,925
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	192	192
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,889	2,889
Allison Transmission, Term Loan B-3
3.250%, 08/23/2019	2,355	2,374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Altice France S.A., USD Term Loan B-7, 1st Lien
5.137%, 01/15/2024	$1,731	$1,746
AMC Entertainment, Term Loan
4.000%, 12/15/2022	6,306	6,341
American Renal Holdings, Term Loan, 1st Lien
4.750%, 08/20/2019	5,116	5,060
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,881	1,849
Amsurg, Cov-Lite, Term Loan
3.500%, 07/16/2021	4,047	4,047
Applied Systems, Term Loan, 1st Lien
4.000%, 01/25/2021	5,844	5,864
Aramark, 1st Lien, Term Loan F
3.338%, 02/24/2021 (A)	4,998	5,037
Arcient Technologies, 4th Lien
5.500%, 04/14/2021	628	581
Ardagh Holdings USA, Term Loan, 1st Lien
3.000%, 12/17/2019	5,911	5,966
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	625	579
Aricent Technologies, Term Loan, 1st Lien
5.500%, 04/14/2021	1,400	1,297
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 08/04/2022	1,441	1,449
Asurion, LLC, Term Loan B
4.250%, 07/08/2020	981	983
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	319	320
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,650	5,705
Asurion, Term Loan B
4.750%, 10/31/2023	1,401	1,410
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	2,772	2,785
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 1st Lien
3.538%, 02/01/2023	4,723	4,766
Avast Software, 1st Lien
5.000%, 08/03/2022	1,000	1,010
Berry Plastics Corporation, Term G Loan, 2nd Lien
3.500%, 01/06/2021	1,000	1,002
Berry Plastics Corporation, Term H Loan, 1st Lien
3.750%, 10/01/2022	1,106	1,112
Berry Plastics, Term Loan D
3.500%, 02/08/2020	1,930	1,935
Black Knight, Cov-Lite, Term Loan, 1st Lien
3.750%, 05/27/2022	437	440
Booz Allen, Lien 1
3.312%, 06/30/2023	781	788

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boyd Gaming, 1st Lien
3.526%, 09/15/2023	$2,750	$2,764
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	1,218	1,224
BPA Laboratories, 2nd Lien
0.060%, 07/03/2017	357	232
Bright Horizons Family Solutions, Lien 1
3.500%, 11/30/2023	1,501	1,504
0.000%, 11/30/2023 (C)	1,069	1,069
Burger King, Term Loan B-2, 1st Lien
3.750%, 12/10/2021	1,492	1,501
Cable & Wireless Communications
5.830%, 12/02/2022	218	220
5.500%, 12/02/2022	266	268
California Resources, 1st Lien
11.375%, 12/31/2021	1,190	1,294
Calpine, Term Loan, 1st Lien
3.590%, 05/27/2022	5,035	5,044
Camping World, Lien 1
4.500%, 11/03/2023	1,248	1,259
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	985	830
Cavium, 1st Lien
3.750%, 08/16/2022	1,478	1,487
CCM Merger, Term Loan
4.500%, 08/06/2021	1,695	1,702
Ceramtec Acquisition, Term Loan B1
4.250%, 08/30/2020	1,952	1,960
Ceramtec Acquisition, Term Loan B2
4.250%, 08/30/2020	216	217
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	597	599
Ceridian, Cov-Lite
4.500%, 09/15/2020	1	1
Ceridian, Cov-Lite, 1st Lien
4.500%, 09/15/2020	98	96
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	2,975	2,983
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I Loan (2016), 1st Lien
3.500%, 01/24/2023	90	90
Chesapeake Energy, 1st Lien
8.500%, 08/23/2021	1,495	1,597
Chief Exploration, Term Loan
7.753%, 05/16/2021	2,026	1,920
Clubcorp Club Operations, Term Loan, 1st Lien
4.000%, 12/15/2022	1,832	1,844
Commscope, Inc., Tranche 5 Term Loan (2015)
3.250%, 12/29/2022	3,945	3,980

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Communication Sales and Leasing, Term Loan, 1st Lien
4.500%, 10/24/2022	$5,581	$5,614
Conduent, Term Loan B
0.000%, 11/22/2023 (C)	2,350	2,356
Constantia Flexibles, Initial Term Loan
4.000%, 04/30/2022	290	290
Constantia Flexibles, Lien 1
4.000%, 04/30/2022	1,488	1,488
COTY, Term Loan
3.750%, 01/26/2023	3,552	3,562
CSC Holdings, Lien 1
3.876%, 10/11/2024	41	42
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,163	2,504
DaVita HealthCare Partners, Term Loan B
3.500%, 06/24/2021	3,947	3,957
Dell, Cov Lite, Term Loan B, 1st Lien
4.000%, 09/07/2023	3,255	3,285
Dex Media West, Term Loan
8.000%, 12/30/2016	1,675	687
Diebold, Dollar Term Loan B, 1st Lien
5.250%, 11/06/2023	1,448	1,469
Digital Globe, Term Loan B, 1st Lien
4.750%, 01/31/2020	724	728
DJO Finance 4/15 TL
4.250%, 06/08/2020	3,180	3,045
DJO Finance LLC, Initial Term Loan
4.250%, 06/08/2020	1,566	1,500
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	3,861	3,877
Emergency Medical Services, Cov-Lite, Term Loan
4.250%, 05/25/2018	171	171
Emergency Medical Services, Initial Term Loan
4.250%, 05/25/2018	4,170	4,165
EMI Publishing
0.000%, 08/19/2022 (C)	2,459	2,463
Endurance International, Term Loan B, 1st Lien
6.480%, 11/09/2019	5,221	5,126
Energy & Exploration Partners, 1st Lien
6.000%, 05/13/2022	210	139
0.500%, 11/12/2021	145	9
Energy & Exploration, 1st Lien
13.000%, 11/12/2021	376	354
Energy Transfer Equity, Term Loan B, 1st Lien
3.387%, 12/02/2019	4,685	4,666
Engility Coporation, Term Loan B-2, 1st Lien
5.750%, 08/14/2023	2,838	2,866
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	5,531	5,559

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	47

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Envigo Holdings, Lien 1
9.390%, 10/28/2021	$1,454	$1,432
Environmental Resources
5.000%, 05/14/2021	435	402
Envision Healthcare, Term Loan B
3.750%, 12/01/2023	6,670	6,678
Epicor, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/01/2022	3,508	3,499
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	6,800	6,828
ESH Hospitality, 1st Lien
3.750%, 08/30/2023	3,000	3,019
Evergreen Skillsoft, 1st Lien
5.837%, 04/28/2021	5,508	5,088
First Data, Lien 1
3.524%, 03/24/2021	4,335	4,352
First Data, Term Loan, 1st Lien
4.274%, 07/08/2022	466	468
FMG RESOURCES AUG 2006
3.750%, 06/30/2019 (A)	405	405
Focus Brands, Lien 1
5.000%, 10/03/2023	1,075	1,089
Fort Dearborn Company, Lien 1
5.000%, 10/06/2023	717	719
Four Seasons Holdings, Term Loan
3.588%, 06/27/2020	4,878	4,883
Four Seasons, Term Loan B
0.000%, 11/21/2023 (C)	4,878	4,918
Freeport-McMoran C & G, Term Loan A - 2020
3.040%, 02/28/2020	1,380	1,366
Generac Power Systems, Term Loan B
3.596%, 05/31/2020	2,353	2,362
Genesys Telecom, Term Loan
4.000%, 02/08/2020	5,625	5,634
GNC, Term Loan, 1st Lien
3.250%, 03/04/2019	5,178	4,932
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 05/13/2021	1,173	1,180
Gray Television, Cov-Lite, Term B, 1st Lien
3.938%, 06/13/2021	632	636
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien, Ser 2
4.500%, 11/13/2020	1,702	1,701
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.460%, 02/27/2021	3,653	3,681
Gulf Finance LLC, 1st Lien
6.250%, 08/25/2023	877	863
Hanson Building, Lien 1
6.000%, 10/20/2023	1,925	1,924
Harbor Freight Tools, Cov-Lite, 1st Lien
4.137%, 08/18/2023	6,413	6,464

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Headwaters
4.000%, 03/24/2022	$4,280	$4,297
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020 (A)	103	104
HILTON WORLDWIDE FINANCE
3.500%, 10/26/2020 (A)	63	63
Hilton Worldwide Finance LLC, Series B-2 Term Loan,
3.084%, 10/25/2023	1,055	1,062
3.034%, 10/25/2023	646	650
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.000%, 05/28/2021	2,864	2,679
HUB International, Ltd., Term Loan B, 1st Lien
4.000%, 10/02/2020	8,394	8,400
Hyperion Insurance, Term Loan, 1st Lien
5.500%, 04/29/2022	1,660	1,648
Immucor, Term Loan B
5.000%, 08/19/2018	2,900	2,820
IMS Health
3.500%, 10/03/2021	508	511
IMS Health, Lien 1
3.500%, 10/03/2021	2,483	2,498
Ineos Holdings Ltd, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/31/2022	857	862
Ineos US Finance LLC, 2020 Dollar Term Loan
3.750%, 12/15/2020	1,472	1,475
Infinity Acquisition, 1st Lien
4.250%, 08/06/2021	4	4
Infinity Acquisition, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,649	1,567
Infoblox, Lien 1
6.000%, 11/03/2023	2,086	2,049
Informatica, Term Loan B, 1st Lien
4.500%, 08/05/2022	2,313	2,261
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (A)	3,698	3,563
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 08/11/2023	5,871	5,915
J.C. Penney Corporation, Inc. , Loan (2016),
5.250%, 06/09/2023	368	370
Jeld-Wen, Lien 1
4.750%, 07/01/2022	6,840	6,894
Kenan Advantage, Cov-Lite, Initial Term Loan, 1st Lien
4.000%, 07/29/2022	1,307	1,303
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/31/2017 (D)	103	—
Kenan Advantage, Delayed Term Loan
1.500%, 01/31/2017	71	70

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kenan Advantage, Initial Term Loan B
4.000%, 07/29/2022	$425	$424
KFC Holding, Term Loan B
3.305%, 06/16/2023	1,850	1,867
Klockner Pentaplast
4.250%, 04/28/2020	892	901
Kraton Polymers LLC, Initial Term Loan, 1st Lien
6.000%, 01/06/2022	1,715	1,724
Kronos, Term Loan B
5.000%, 10/20/2023	1,894	1,898
Landry's, Term Loan B (2016)
4.000%, 09/21/2023	1,150	1,156
LBM, Term Loan Lien 1
6.250%, 08/20/2022	1,026	1,016
Learfield Communications, Lien 1
0.000%, 11/17/2023 (C)	1,520	1,530
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,035	1,035
Leslie's Poolmart, 1st Lien
5.250%, 08/16/2023	2,057	2,073
Level 3 Financing, Term Loan B-I
4.000%, 01/15/2020	2,500	2,519
Level 3 Financing, Term Loan B-II
3.500%, 05/31/2022	1,071	1,079
Level 3 Financing, Term Loan B-III
4.000%, 08/01/2019	2,000	2,020
Life Time Fitness, Closing Date Term Loan
4.250%, 06/10/2022	1	1
Life Time Fitness, Term Loan B
4.250%, 06/10/2022	4,658	4,657
Light Tower Fiber, LLC, Term Loan B
4.088%, 04/13/2020	4,874	4,880
LPL Holdings, 2021 Tranche B Term Loan
4.250%, 03/29/2021	1,693	1,702
MA Financeco., LLC, Initial Tranche B-2 Term Loan, 1st Lien
4.500%, 11/19/2021	4,233	4,259
Media General, Delayed Term Loan
4.000%, 07/31/2020	569	569
Mediacom Broadbank, 1st Lien
3.250%, 01/29/2021	3,048	3,064
MEG Energy, Term Loan
3.750%, 03/31/2020	1,600	1,503
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
3.500%, 04/25/2023	569	572
Michaels Stores, Initial Term Loan
3.750%, 01/30/2023	2,368	2,384
Michaels Stores, Term Lona B
3.750%, 01/30/2023	3,501	3,525

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Millennium Labs
7.500%, 12/21/2020	$695	$393
Minimax GmbH, Term Loan B, 1st Lien
4.000%, 08/14/2020	3,803	3,813
Mission Broadcasting, Term Loan B
3.000%, 09/26/2023	430	431
MKS Instruments, Tranche B-1 Term Loan, 2nd Lien
4.250%, 05/01/2023	1,049	1,054
Mohegan Tribal Gaming, Term Loan B (2016)
5.500%, 09/30/2023	5,585	5,575
Mueller Water Products, Term Loan, 1st Lien
4.000%, 11/24/2021	577	580
Multiplan Cov-Lite, 1st Lien
5.000%, 06/07/2023	2,793	2,824
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
8.250%, 04/16/2020	3,430	3,108
NBTY, 1st Lien
5.000%, 05/05/2023	3,805	3,807
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,058	1,058
Nelson Education
0.000%, 10/01/2020 *(C)	92	4
Nelson Education, 1st Lien
12.000%, 10/01/2020	560	307
Nexstar Broadcasting, Term Loan B
3.000%, 09/26/2023	4,820	4,841
NXP BV/NXP Funding LLC, Term Loan F
3.405%, 12/07/2020	723	725
On Semiconductor Term Loan
3.783%, 03/31/2023	3,416	3,437
Peabody Energy, Commitment, 1st Lien
10.000%, 04/18/2017	664	685
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	669	629
Petsmart, Term Loan B
4.000%, 03/11/2022	1,387	1,391
Pharmaceutical Prodiuct Cov-Lite
4.250%, 08/18/2022	54	54
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	6,214	6,228
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,280	1,285
PQ, Tranche B-1 Term Loan, 1st Lien
5.750%, 11/04/2022	905	912
Press Ganey, Term Loan
4.250%, 09/29/2023	500	500
Quebecor Media, Term Loan B
3.250%, 08/17/2020	1,117	1,113

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	49

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Radnet Management, Restatement Effective Date Term Loan, 1st Lien
6.250%, 06/30/2023	$6	$6
4.750%, 06/30/2023	5,709	5,709
RE/MAX International, Term Loan
4.000%, 07/31/2020	2,344	2,337
Redtop Acquisitions, Ltd., Term Loan, 1st Lien
4.500%, 12/03/2020	608	606
Regal Cinemas Corporation, Refinancing Term Loan, 1st Lien
3.500%, 04/01/2022	2,085	2,090
Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	498	499
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	2,054	2,060
Reynolds Group Holdings Inc., U.S. Term Loan, 1st Lien
4.250%, 02/05/2023	5,332	5,358
Rocket Software, Lien 1
5.250%, 10/11/2023	1,347	1,350
Rocket Software, Lien 2
10.500%, 10/11/2024	400	401
Royal Adhesives & Sealants, Cov-Lite, Initial Term Loan, 1st Lien
4.500%, 06/20/2022	5,678	5,707
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.590%, 01/15/2021	518	521
Salem Communications, Term Loan B
4.500%, 03/13/2020	627	608
Samsonite International S.A., Initial Tranche B Term Loan , 1st Lien
4.000%, 05/15/2023	857	866
SBA Finance, Incremental Term Loan, 1st Lien
3.340%, 06/10/2022	5,447	5,446
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	4,815	2,724
Seaworld, Term Loan B-2
3.088%, 05/14/2020	1,992	1,939
Seminole Hard Rock Entertainment, Term Loan B
3.588%, 05/14/2020	3,175	3,182
Signode (USD) Cov-Lite, Term Loan
3.750%, 05/01/2021	1,911	1,909
Signode Industrial
3.750%, 05/01/2021	459	458
Sinclair Television Group, Term Loan B1, 1st Lien
3.508%, 07/30/2021	2,985	2,993
Six Flags Theme Parks, Term Loan, 1st Lien
3.340%, 06/30/2022	2,047	2,063
3.250%, 06/30/2022	3,525	3,554

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Six Flags Theme Parks, Term Loan, 3rd Lien
5.000%, 06/30/2022	$3	$3
SS&C Technologies, Term Loan B-1
4.000%, 07/08/2022	2,832	2,852
SS&C Technologies, Term Loan B-2
4.000%, 07/08/2022	400	402
SS&C Technologies, Term Loan, 1st Lien
4.000%, 07/08/2022	227	229
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	1,190	1,191
Station Casinos, 1st Lien
3.750%, 06/08/2023	2,768	2,791
Sterigenics-Nordion, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/16/2022	2,208	2,200
Surgical Care Affiliates, Lien 1
3.750%, 03/17/2022	3,928	3,936
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,660	4,180
Syniverse Holdings
4.000%, 04/23/2019	1,660	1,496
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	696	622
Telenet International Finance, Lien 1
3.549%, 01/31/2025	3,050	3,044
Texas Competitive, Extended Term Loan
5.000%, 10/10/2017 (E)	—	—
4.970%, 10/10/2017 (E)	—	—
Townsquare Media, Term Loan
4.250%, 04/01/2022	2,121	2,121
Trans Union LLC, Replacement Term Loan
3.588%, 04/09/2021	6,344	6,373
TransDigm, Term Loan C, 1st Lien
3.750%, 02/28/2020	3,458	3,464
TransDigm, Term Loan D, 1st Lien
3.838%, 06/04/2021	1,000	1,003
Tribune Media, Term Loan, 1st Lien
3.750%, 12/27/2020	2,678	2,684
Tricobraun
0.000%, 11/29/2017 (C)	148	148
0.000%, 11/29/2023 (C)	1,483	1,482
Tronox, Term Loan B
4.500%, 03/19/2020	966	965
True Religion Apparel, 1st Lien
5.875%, 07/30/2019	1,351	350
TXU/Tech, 1st Lien
5.000%, 08/04/2023	4,636	4,679
UFC Holdings LLC, 1st Lien
5.000%, 08/18/2023	1,546	1,555
Univar, Cov-Lite, Initial Term Loan
4.250%, 07/01/2022	2,170	2,178

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	$2,215	$2,223
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020 (A)	1,545	1,546
Univision Communications, Term Loan, 1st Lien
4.000%, 03/01/2020	4,835	4,833
UPC Finance Partnership
3.250%, 06/30/2021	1,000	1,005
UPC Financing Partnership , Facility AN,
4.080%, 08/31/2024	5,952	5,975
US Renal Care, Cov-Lite, 1st Lien
5.250%, 12/30/2022	6,088	5,700
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser C-2
4.750%, 12/11/2019	1,235	1,222
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser D-2
5.000%, 02/13/2019	123	122
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser E-1
5.250%, 08/05/2020	1,544	1,525
Valeant, Term Loan B
5.500%, 04/01/2022	650	644
Vantiv, LLC, Term Loan B, 1st Lien
3.250%, 06/13/2021	409	411
Verint Systems, Term Loan B, 1st Lien
3.636%, 09/06/2019	2,511	2,526
Veritas Bermuda, 1st Lien
6.625%, 01/27/2023	378	340
Versum Materials, Term Loan B
3.340%, 09/21/2023	3,145	3,166
Vertafore, Term Loan B, 1st Lien
4.750%, 06/30/2023	2,909	2,916
VF Holding Corp., Initial Term Loan, 1st Lien
4.750%, 06/30/2023	291	292
Virgin Media, Term Loan, 1st Lien
3.500%, 06/30/2023	6,024	6,056
Warner Music Group, Term Loan
3.750%, 07/01/2020	4,162	4,162
Waste Industries USA, Inc., Term B Loan, 1st Lien
3.500%, 02/27/2020	2,807	2,813
WaveDivision Holdings, Term Loan, Tranche 1
4.000%, 10/15/2019	3,906	3,913
WCA Waste Corporation, 1st Lien
4.000%, 08/11/2023	4,020	4,015
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	3	3
Weight Watchers International, Term Loan, Tranche B-2
4.100%, 04/02/2020	1,317	1,004

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

West Corporation, Term Loan B-12, 1st Lien
3.750%, 06/17/2023	$1,860	$1,867
WideOpenWest Finance LLC, Lien 1
4.500%, 08/18/2023	15	15
WideOpenWest Finance LLC, Term Loan B
4.500%, 08/18/2023	5,793	5,799
Wilsonart International Holdings LLC, Term Loan, 1st Lien
4.000%, 10/31/2019	6,348	6,352
XPO Logistics
4.250%, 11/01/2021	2,497	2,520
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	4,020	3,713
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	435	401
Zekelman Industries, 1st Lien
6.000%, 06/14/2021	988	991
Ziggo, Term Loan B1, 1st Lien
3.500%, 01/15/2022	2,022	2,022
Ziggo, Term Loan B2, 1st Lien
3.701%, 01/15/2022	—	—
3.500%, 01/15/2022	1,198	1,198
Ziggo, Term Loan B3, 1st Lien
3.701%, 01/15/2022	372	372

Total Loan Participations (Cost $603,405) ($ Thousands)		597,070

ASSET-BACKED SECURITIES — 25.2%

Automotive — 3.0%
Ally Auto Receivables Trust, Ser 2015-SN1, Cl A3
1.210%, 12/20/2017	383	383
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,159
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	711	710
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl A3
1.150%, 06/10/2019	950	950
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	679	679
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	225	225
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2B
1.279%, 04/08/2019 (A)	1,572	1,575

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	51

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	$301	$301
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.280%, 06/10/2019 (A)	1,857	1,862
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/2019	3,667	3,667
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	140	139
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	495	495
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	26	26
Capital Auto Receivables Asset Trust, Ser 2014- 1, Cl A3
1.320%, 06/20/2018	480	480
Capital Auto Receivables Asset Trust, Ser 2015- 1, Cl A3
1.610%, 06/20/2019	900	902
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A2
1.620%, 03/20/2019	750	749
CarMax Auto Owner Trust, Ser 2013-2, Cl A4
0.840%, 11/15/2018	806	805
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	980	981
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/2019	3,591	3,590
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	442	441
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	850	853
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 11/15/2019	3,000	2,995
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.538%, 06/15/2028 (A) (B)	1,000	1,005
Chesapeake Funding LLC, Ser 2015-1A, Cl A
1.033%, 02/07/2027 (A) (B)	1,049	1,049
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (B)	110	110
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (B)	915	910
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	14	14
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	17	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Acceptance Auto Loan Trust, Ser 2014- 1A, Cl A
1.550%, 10/15/2021 (B)	$178	$178
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A3
1.510%, 03/20/2019 (B)	190	190
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	380	380
First Investors Auto Owner Trust, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (B)	348	348
First Investors Auto Owner Trust, Ser 2016-2A, Cl A2
1.870%, 11/15/2021 (B)	1,000	993
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	581	579
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	18	18
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	465
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	330	329
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	670	672
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A2A
1.180%, 04/20/2018	597	597
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	677	677
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	325	325
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A2B
0.922%, 02/20/2019 (A)	1,000	1,000
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.079%, 12/10/2027 (A) (B)	454	455
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.929%, 04/10/2028 (A) (B)	642	642
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A4
1.040%, 02/21/2020	3,480	3,478
Huntington Auto Trust, Ser 2015-1, Cl A3
1.240%, 09/16/2019	886	886
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	600	600

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (B)	$265	$265
Hyundai Auto Receivables Trust, Ser 2012-C, Cl B
1.060%, 06/15/2018	651	651
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/2019	3,096	3,095
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A4
1.210%, 10/15/2020	250	250
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	755	756
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	1,000	999
Nissan Auto Lease Trust, Ser 2016-B, Cl A2B
0.818%, 12/17/2018 (A)	1,000	1,000
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	351	351
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	509	509
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A2A
1.120%, 12/17/2018	2,039	2,039
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	535	535
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl A2B
1.315%, 07/15/2019 (A)	2,397	2,397
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	4,000	3,998
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	130	130
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A4
1.160%, 03/20/2020	525	524
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	117	117
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	208	208
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	265	265

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	$545	$546
Wheels SPV 2 LLC, Ser 2014-1A, Cl A3
1.460%, 03/20/2023 (B)	950	950
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (B)	2,084	2,083
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (B)	2,500	2,497
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	891	890
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 07/15/2019	461	461
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	540	539
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A4
1.370%, 01/15/2020	1,215	1,216

		67,290

Credit Cards — 4.9%
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.958%, 02/16/2021 (A)	310	311
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.905%, 12/15/2021 (A)	5,000	5,013
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	8,479	8,488
BA Credit Card Trust, Ser 2014-A1, Cl A
0.915%, 06/15/2021 (A)	4,000	4,010
BA Credit Card Trust, Ser 2015-A1, Cl A
0.865%, 06/15/2020 (A)	5,000	5,010
Cabela's Credit Card Master Note Trust, Ser 2012-2A, Cl A2
1.018%, 06/15/2020 (A) (B)	3,500	3,499
Cabela's Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.188%, 08/16/2021 (A) (B)	750	753
Cabela's Credit Card Master Note Trust, Ser 2014-1, Cl A
0.885%, 03/16/2020 (A)	2,670	2,671
Cabela's Credit Card Master Note Trust, Ser 2014-2, Cl A
0.985%, 07/15/2022 (A)	5,000	4,996
Cabela's Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	639

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	53

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cabela's Credit Card Master Note Trust, Ser 2016-1, Cl A2
1.388%, 06/15/2022 (A)	$2,000	$2,022
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.578%, 07/15/2020 (A)	6,000	5,993
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.802%, 06/15/2022	4,000	4,003
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	3,000	3,008
CARDS II Trust, Ser 2016-1A, Cl A
1.238%, 07/15/2021 (A) (B)	415	417
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.588%, 08/15/2019 (A)	3,500	3,497
Chase Issuance Trust, Ser 2013-A9, Cl A
0.958%, 11/16/2020 (A)	4,850	4,867
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.908%, 04/15/2021 (A)	5,620	5,643
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	11,100	11,110
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	850	842
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	2,278	2,274
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.718%, 01/23/2020 (A)	5,000	5,056
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
0.872%, 05/26/2020 (A)	6,915	6,927
Discover Card Execution Note Trust, Ser 2012-A4, Cl A4
0.908%, 11/15/2019 (A)	4,000	4,004
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.965%, 07/15/2021 (A)	5,000	5,018
Evergreen Credit Card Trust Series, Ser 2016-1, Cl A
1.255%, 04/15/2020 (A) (B)	1,800	1,807
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.988%, 03/15/2021 (A) (B)	1,000	1,000
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,003
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,100	1,103
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.254%, 05/26/2021 (A) (B)	950	955

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	$985	$986

		106,925

Mortgage Related Securities — 2.5%
ABFC Trust, Ser 2005-OPT1, Cl M1
0.994%, 07/25/2035 (A)	3,570	3,488
ABFC Trust, Ser 2005-WF1, Cl A2C
1.154%, 12/25/2034 (A)	1,862	1,861
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M1
1.134%, 07/25/2035 (A)	711	709
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
1.194%, 07/25/2035 (A)	3,000	2,944
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
0.862%, 09/25/2036 (A)	1,230	826
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
1.004%, 08/25/2035 (A)	2,762	2,735
Asset Backed Securities Home Equity Loan Trust Series, Ser 2004-HE1, Cl M1
1.588%, 01/15/2034 (A)	2,456	2,381
Bear Stearns Second Lien Trust, Ser 2007-SV1A, Cl A2
1.174%, 12/25/2036 (A) (B)	1,029	1,009
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
0.634%, 05/25/2037 (A)	257	252
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (A)	2,117	2,104
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-SC1, Cl A
0.862%, 05/25/2036 (A)(B)	349	346
Home Equity Asset Trust, Ser 2005-7, Cl M1
1.042%, 01/25/2036 (A)	4,660	4,492
Home Equity Asset Trust, Ser 2005-8, Cl M1
1.022%, 02/25/2036 (A)	3,300	3,228
Home Equity Asset Trust, Ser 2006-3, Cl M1
0.924%, 07/25/2036 (A)	4,060	3,434
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M3
1.314%, 06/25/2035 (A)	318	320
Master Asset Backed Securities Trust, Ser 2005-NC2, Cl A3
1.034%, 11/25/2035 (A)	5,408	3,603
Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
0.964%, 06/25/2035 (A)	6,100	6,006

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A1
0.639%, 08/25/2036 (A)	$680	$680
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
0.962%, 08/25/2036 (A)	2,460	2,373
Morgan Stanley ABS Capital I Trust, Ser 2004-HE7, Cl M1
1.492%, 08/25/2034 (A)	2,949	2,804
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
1.044%, 09/25/2035 (A)	5,000	4,735
RASC Trust, Ser 2005-EMX3, Cl M3
1.052%, 09/25/2035 (A)	3,000	2,920
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
0.972%, 01/25/2037 (A)(B)	2,663	2,562

		55,812

Other Asset-Backed Securities — 14.8%
1776 CLO, Ser 2006-1A, Cl B
1.238%, 05/08/2020 (A) (B)	5,000	4,960
AB CLO, Ser 2007-1A, Cl D
4.580%, 04/15/2021 (A) (B)	222	222
ABFC Trust, Ser 2004-OPT5, Cl M1
1.659%, 03/25/2034 (A)	147	124
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.214%, 01/25/2035 (A)	104	103
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
0.794%, 09/25/2036 (A)	8,100	7,114
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.634%, 09/25/2034 (A)	168	168
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.254%, 10/25/2034 (A)	339	335
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
0.984%, 10/25/2035 (A)	2,914	2,753
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.796%, 05/10/2032 (A)(B)	34	34
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,100	1,102
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,100	1,101
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,003
Alterna Funding I LLC, Ser 2014-1A, Cl Note
1.639%, 02/15/2021 (B)	678	661

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R11, Cl A1
1.139%, 11/25/2034 (A)	$638	$636
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
1.224%, 04/25/2034 (A)	2,585	2,558
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
0.984%, 01/25/2036 (A)	3,310	3,139
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.964%, 07/25/2035 (A)	234	234
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
1.034%, 09/25/2035 (A)	1,645	1,539
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	237	241
AMMC CLO XII, Ser 2013-12A, Cl C
3.682%, 05/10/2025 (A) (B)	1,500	1,503
Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 04/15/2025 (A) (B)	500	497
Apidos CLO XVII, Ser 2014-17A, Cl A1A
2.179%, 04/17/2026 (A) (B)	995	995
Apidos CLO XVII, Ser 2016-17A, Cl A1R
2.193%, 04/17/2026 (A) (B)	1,000	1,000
Argent Securities, Ser 2006-W2, Cl A2B
0.724%, 03/25/2036 (A)	1,311	685
ARL First LLC, Ser 2012-1A, Cl A1
2.285%, 12/15/2042 (A) (B)	1,741	1,690
Baker Street CLO II, Ser 2006-1A, Cl C
1.410%, 10/15/2019 (A) (B)	3,000	2,967
Battalion CLO, Ser 2007-1A, Cl C
1.681%, 07/14/2022 (A) (B)	2,500	2,451
Battalion CLO, Ser 2007-1A, Cl D
3.031%, 07/14/2022 (A) (B)	1,500	1,487
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.944%, 12/25/2035 (A)	2,001	1,977
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/2041 (B)	1,850	1,853
Bluemountain CLO, Ser 2014-4A, Cl A1R
2.200%, 11/30/2026	3,500	3,500

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	55

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BlueMountain CLO, Ser 2015-1A, Cl A1
2.179%, 04/13/2027 (A) (B)	$1,280	$1,282
BlueMountain CLO, Ser 2015-4A, Cl A1
2.329%, 11/30/2026 (A) (B)	3,500	3,501
Canaras Summit CLO, Ser 2007-1A, Cl D
3.107%, 06/19/2021 (A) (B)	1,000	987
Canaras Summit CLO, Ser 2007-1A, Cl E
5.207%, 06/19/2021 (A) (B)	1,500	1,483
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.896%, 08/01/2021 (A) (B)	1,028	1,027
Cent CLO 22, Ser 2016-22A, Cl A1R
2.291%, 11/07/2026 (A) (B)	3,100	3,100
Cent CLO, Ser 2014-20A, Cl A
2.195%, 01/25/2026 (A) (B)	1,250	1,249
CIFC Funding, Ser 2013-1A, Cl A1
1.829%, 04/16/2025 (A) (B)	265	265
CIFC Funding, Ser 2016-3A, Cl A2R
2.632%, 01/29/2025 (A) (B)	745	745
Citigroup Mortgage Loan Trust, Ser 2007- WFH2, Cl A4
0.934%, 03/25/2037 (A)	3,000	2,890
Clear Lake CLO, Ser 2007-1A, Cl C
2.307%, 12/20/2020 (A) (B)	1,000	1,000
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	315	315
CNH Equipment Trust, Ser 2016-C, Cl A2
1.260%, 02/18/2020	605	604
COA Summit CLO, Ser 2014-1A, Cl B
3.681%, 04/20/2023 (A) (B)	1,500	1,498
Conseco Financial, Ser 1995-6, Cl B1
7.700%, 09/15/2026	1,160	1,217
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	277	276
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	100	103
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	33	34
Conseco Financial, Ser 1997-6, Cl A9
7.550%, 01/15/2029 (A)	41	41
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	84	85
Conseco Financial, Ser 1997-8, Cl A
6.780%, 10/15/2027	1,996	2,059
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
0.994%, 09/25/2034 (A)	17	17
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
0.694%, 09/25/2046 (A)	4,048	3,778

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CWHEQ Revolving Home Equity Loan Trust Series, Ser 2006-I, Cl 2A
0.678%, 01/15/2037 (A)	$3,565	$3,171
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.380%, 04/15/2027 (A) (B)	4,360	4,363
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl A
2.380%, 01/15/2028 (A) (B)	3,000	3,006
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 04/18/2026 (A) (B)	1,215	1,215
Eastland CLO, Ser 2007-1A, Cl A3
1.286%, 05/01/2022 (A) (B)	5,000	4,751
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.327%, 10/25/2035 (A)	618	615
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
1.299%, 10/25/2035 (A)	2,600	2,438
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
1.032%, 01/25/2036 (A)	3,444	3,379
FFMLT Trust, Ser 2005-FF8, Cl M1
1.269%, 09/25/2035 (A)	3,386	3,329
Figueroa CLO, Ser 2013-1A, Cl C
4.561%, 03/21/2024 (A) (B)	2,000	1,838
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
1.417%, 01/25/2035 (A)	3,378	3,343
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
1.434%, 04/25/2035 (A)	2,188	2,120
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.774%, 01/25/2036 (A)	260	258
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl M1
0.784%, 06/25/2036 (A)	9,473	353
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
0.774%, 09/25/2026 (A)	229	122
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
0.794%, 12/25/2026 (A)	69	48
Flatiron CLO, Ser 2011-1A, Cl D
4.480%, 01/15/2023 (A) (B)	3,000	3,000
Flatiron CLO, Ser 2013-1A, Cl B
3.630%, 01/17/2026 (A) (B)	500	500
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.065%, 07/15/2020 (A)	580	581
Franklin CLO VI, Ser 2007-6A, Cl A
1.022%, 08/09/2019 (A) (B)	2,811	2,796

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fraser Sullivan CLO II, Ser 2006-2A, Cl D
2.357%, 12/20/2020 (A) (B)	$1,961	$1,941
Gale Force CLO, Ser 2007-3A, Cl A1
0.928%, 04/19/2021 (A) (B)	330	330
Gleneagles CLO, Ser 2005-1A, Cl D
2.786%, 11/01/2017 (A) (B)	582	578
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	1,690	1,654
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	630	618
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.035%, 05/15/2020 (A) (B)	575	575
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.979%, 07/17/2023 (A) (B)	684	684
Grayson CLO, Ser 2006-1A, Cl B
1.586%, 11/01/2021 (A) (B)	1,000	940
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A2
1.120%, 06/20/2017 (B)	3	3
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	635	635
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	1,588	1,738
GSAMP Trust, Ser 2005-HE6, Cl M1
0.974%, 11/25/2035 (A)	250	246
GSAMP Trust, Ser 2005-SEA2, Cl M1
1.054%, 01/25/2045 (A) (B)	1,980	1,938
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.704%, 01/25/2037 (A)	3,969	3,291
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	2,399	2,361
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Ser 2005-C, Cl AII3
0.904%, 10/25/2035 (A)	1,543	1,521
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,270	4,167
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.716%, 07/20/2036 (A)	2,266	2,253
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.824%, 11/25/2035 (A)	768	754
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B)	3,339	3,387
Kubota Credit Owner Trus, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	220	220

Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	95	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KVK CLO, Ser 2012-1A, Cl A
2.050%, 07/15/2023 (A) (B)	$976	$976
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	877	893
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	120	123
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	200	208
Limerock CLO I, Ser 2007-1A, Cl B
1.512%, 04/24/2023 (A) (B)	5,000	4,933
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 04/18/2026 (A) (B)	850	850
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.135%, 07/25/2026 (A) (B)	940	941
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	822	821
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.694%, 11/25/2036 (A)	736	474
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.634%, 10/25/2036 (A)	3,028	1,844
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.744%, 10/25/2036 (A)	1,805	1,118
Michigan Finance Authority, Ser 2015-1, Cl A1
1.285%, 04/29/2030 (A)	4,463	4,352
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,124	1,209
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	726	725
MMAF Equipment Finance LLC, Ser 2015-AA, Cl A2
0.960%, 09/18/2017 (B)	28	28
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-HE6, Cl A2C
0.854%, 11/25/2035 (A)	589	589
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-NC2, Cl M2
1.164%, 03/25/2035 (A)	1,472	1,468
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
1.179%, 02/25/2035 (A)	1,665	1,648
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
0.634%, 10/25/2036 (A)	2,767	1,549

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	57

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2003-NC4, Cl M2
3.584%, 04/25/2033 (A)	$15	$14
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
1.959%, 02/25/2033 (A)	35	34
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	3,536	3,505
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	5,817	5,797
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	105	105
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	125	125
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	222	222
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	119	118
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.814%, 09/25/2036 (A)	5,200	4,914
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.844%, 03/27/2023 (A)	2,893	2,890
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.000%, 03/25/2066 (A) (B)	510	510
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.784%, 12/25/2035 (A)	3,693	3,658
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (B)	750	748
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
0.924%, 03/25/2036 (A)	5,593	4,537
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.959%, 06/02/2025 (A)(B)	3,553	3,546
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T4, Cl AT4
3.196%, 11/15/2047 (B)	700	703
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	242	241
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	189	190
OCP CLO, Ser 2015-8A, Cl A1
2.410%, 04/17/2027 (A) (B)	650	651
Octagon Investment Partners XI, Ser 2007-1A, Cl C
2.825%, 08/25/2021 (A) (B)	3,000	2,869
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.799%, 07/17/2025 (A)(B)	300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Octagon Investment Partners XX, Ser 2014-1A, Cl A
2.258%, 08/12/2026 (A) (B)	$3,230	$3,230
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.000%, 04/20/2025 (A)(B)	3,200	3,194
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-5, Cl A3
0.744%, 12/25/2035 (A)	541	538
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.034%, 02/25/2035 (A)	172	171
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.634%, 02/25/2037 (A)	525	318
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	541	556
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	61	63
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WHQ2, Cl M2
1.479%, 02/25/2035 (A)	2,579	2,585
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M4
1.672%, 03/25/2035 (A)	1,300	1,272
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
1.659%, 03/25/2035 (A)	4,242	3,785
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1
1.222%, 05/25/2035 (A)	290	290
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
0.694%, 11/25/2046 (A)	2,085	2,052
Prospect Park CDO, Ser 2006-1A, Cl B
1.350%, 07/15/2020 (A) (B)	1,509	1,498
RAAC Trust, Ser 2005-SP3, Cl M1
1.122%, 12/25/2035 (A)	3,000	2,891
Race Point VI CLO, Ser 2014-6RA, Cl BR
3.080%, 05/24/2023 (A) (B)	725	725
RAMP Trust, Ser 2004-RS6, Cl MII1
1.464%, 06/25/2034 (A)	1,648	1,576
RASC Trust, Ser 2005-KS12, Cl A3
0.854%, 01/25/2036 (A)	568	565
SACO I Trust, Ser 2005-GP1, Cl A1
0.894%, 08/28/2030 (A)	1,570	1,510
SACO I, Ser 2005-9, Cl A1
1.034%, 12/25/2035 (A)	690	660

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SACO I, Ser 2005-WM3, Cl A1
1.054%, 09/25/2035 (A)	$524	$489
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.921%, 12/25/2033	120	121
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.684%, 09/25/2036 (A)	3,099	3,005
Saxon Asset Securities Trust, Ser 2007-2, Cl A2A
0.634%, 05/25/2047 (A)	804	564
Schiller Park CLO, Ser 2007-1A, Cl C
1.612%, 04/25/2021 (A) (B)	2,500	2,420
Schiller Park CLO, Ser 2007-1A, Cl D
2.632%, 04/25/2021 (A) (B)	2,000	2,004
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.684%, 09/25/2036 (A)	3,960	1,984
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.664%, 05/25/2037 (A)	983	755
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	739	740
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	1,197	1,189
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	831	831
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	667	667
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	1,930	1,927
SLM Student Loan Trust, Ser 2004-1, Cl A3
1.092%, 04/25/2023 (A)	636	635
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.052%, 07/25/2023 (A)	439	437
SLM Student Loan Trust, Ser 2005-3, Cl A5
0.972%, 10/25/2024 (A)	918	913
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (A)	23	23
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.834%, 05/26/2020 (A)	2,901	2,894
SLM Student Loan Trust, Ser 2013-6, Cl A2
1.034%, 02/25/2021 (A)	1,795	1,796
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.914%, 07/26/2021 (A)	1,195	1,195
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
1.004%, 03/25/2036 (A)	3,458	3,093
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.694%, 10/25/2036 (A)	—	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
1.179%, 03/25/2036 (A)	$716	$712
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	289	289
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (B)	830	830
Stone Tower CLO VI, Ser 2007-6A, Cl C
2.230%, 04/17/2021 (A) (B)	1,500	1,461
Stone Tower CLO VII, Ser 2007-7A, Cl A3
2.000%, 08/30/2021 (A) (B)	1,771	1,768
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.919%, 04/18/2022 (A) (B)	542	537
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
1.542%, 10/25/2033 (A)	3,755	3,617
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.714%, 04/25/2036 (A)	1,697	1,531
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
1.014%, 07/25/2035 (A)	1,500	1,447
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.764%, 07/25/2036 (A) (B)	240	239
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.684%, 02/25/2036 (A)	57	57
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
0.844%, 09/25/2036 (A)	1,820	1,732
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.664%, 02/25/2037 (A)	4,965	4,513
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.834%, 11/25/2037 (A)	21	21
Symphony CLO III, Ser 2007-3A, Cl C
1.477%, 05/15/2019 (A) (B)	2,500	2,478
Symphony CLO V, Ser 2007-5A, Cl A1
1.430%, 01/15/2024 (A) (B)	1,446	1,436
Telos CLO, Ser 2007-2A, Cl D
2.880%, 04/15/2022 (A) (B)	3,000	2,809
Tralee CDO, Ser 2007-1A, Cl B
1.580%, 04/16/2022 (A) (B)	4,800	4,585
Trimaran CLO VII, Ser 2007-1A, Cl A2L
1.023%, 06/15/2021 (A) (B)	5,500	5,465
Utah State Board of Regents, Ser 2016-1, Cl A
1.281%, 09/25/2056 (A)	595	591

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	59

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Venture VIII CDO, Ser 2007-8A, Cl B
1.122%, 07/22/2021 (A) (B)	$5,000	$4,809
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	6,000	5,975
Verizon Owner Trust, Ser 2016-2A, Cl B
2.150%, 05/20/2021 (B)	3,000	2,990
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A2
0.950%, 11/15/2017 (B)	157	157
Voya CLO V, Ser 2007-5A, Cl C
3.736%, 05/01/2022 (A) (B)	1,000	1,002
Voya CLO, Ser 2013-1A, Cl A1
1.820%, 04/15/2024 (A) (B)	3,555	3,552
Voya CLO, Ser 2013-2A, Cl C
4.382%, 04/25/2025 (A) (B)	1,000	990
Voya CLO, Ser 2014-1RA, Cl A1R
1.856%, 03/14/2022 (A) (B)	434	434
Voya CLO, Ser 2014-1RA, Cl A2R
2.506%, 03/14/2022 (A)(B)	600	601
Wendys Funding LLC, Ser 2015-1A, Cl A2I
3.371%, 06/15/2045 (B)	3,218	3,216
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	1,549	1,549
Westgate Resorts LLC, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	493	488

		324,811

Total Asset-Backed Securities (Cost $551,247) ($ Thousands)		554,838

CORPORATE OBLIGATIONS — 7.8%

Consumer Discretionary — 0.9%
AutoZone
1.625%, 04/21/2019	90	89
CCO Holdings LLC
5.250%, 09/30/2022	1,545	1,603
5.125%, 02/15/2023	700	719
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	300	299
1.500%, 07/05/2019 (B)	625	615
1.259%, 03/02/2018 (A) (B)	1,000	1,002
Ford Motor Credit LLC
1.897%, 08/12/2019	500	492
1.816%, 01/09/2018 (A)	750	751
1.724%, 12/06/2017	500	499
1.675%, 03/12/2019 (A)	500	501
General Motors Financial
2.400%, 04/10/2018	1,000	1,000
NBCUniversal Enterprise
1.565%, 04/15/2018 (A) (B)	400	403
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	550	549

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	$1,023	$1,008
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,600	2,568
Sirius XM Radio
5.375%, 04/15/2025 (B)	385	384
5.375%, 07/15/2026 (B)	1,665	1,649
4.625%, 05/15/2023 (B)	800	786
Time Warner Cable
5.850%, 05/01/2017	350	356
Toyota Motor Credit MTN
1.322%, 10/18/2019 (A)	1,000	1,005
Tribune Media
5.875%, 07/15/2022	2,400	2,340
Volkswagen Group of America Finance LLC
1.386%, 05/22/2018 (A) (B)	500	497
1.250%, 05/23/2017 (B)	500	499

		19,614

Consumer Staples — 0.4%
Anheuser-Busch InBev Finance
2.146%, 02/01/2021 (A)	450	462
1.900%, 02/01/2019	360	360
BAT International Finance
2.125%, 06/07/2017 (B)	1,000	1,004
1.360%, 06/15/2018 (A) (B)	800	800
Baxalta
1.646%, 06/22/2018 (A)	850	850
Bayer US Finance LLC
1.144%, 10/06/2017 (A) (B)	700	699
Catholic Health Initiatives
1.600%, 11/01/2017	550	550
CVS Health
1.900%, 07/20/2018	500	501
JM Smucker
1.750%, 03/15/2018	265	266
Kroger MTN
1.500%, 09/30/2019	470	463
Kroger
2.000%, 01/15/2019	245	245
Molson Coors Brewing
1.450%, 07/15/2019	190	187
Mondelez International
1.406%, 02/01/2019 (A)	1,000	1,000
Reynolds American
2.300%, 06/12/2018	890	897
SABMiller Holdings
1.576%, 08/01/2018 (A) (B)	600	601
Skandinaviska Enskilda Banken
1.422%, 09/13/2019 (A) (B)	475	475

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreens Boots Alliance
1.750%, 05/30/2018	$600	$601

		9,961

Energy — 0.9%
Anadarko Petroleum
6.950%, 06/15/2019	311	343
Atwood Oceanics
6.500%, 02/01/2020	1,700	1,326
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	917	894
BP Capital Markets (A)
1.487%, 09/26/2018	850	853
1.392%, 05/10/2018	400	401
1.327%, 02/13/2018	600	601
Canadian Natural Resources
5.700%, 05/15/2017	150	153
ConocoPhillips
1.500%, 05/15/2018	525	523
Enbridge
1.289%, 06/02/2017 (A)	900	899
Energy Transfer Partners
2.500%, 06/15/2018	525	525
Genesis Energy
6.750%, 08/01/2022	2,654	2,714
6.000%, 05/15/2023	795	795
Gibson Energy
6.750%, 07/15/2021 (B)	599	621
Halcon Resources
8.625%, 02/01/2020 (B)	1,360	1,395
Kinder Morgan
2.000%, 12/01/2017	345	345
Noble Energy
8.250%, 03/01/2019	325	365
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	2,500	2,694
Schlumberger Holdings
1.900%, 12/21/2017 (B)	800	803
Shell International Finance
1.375%, 05/10/2019	600	593
Suncor Energy
6.100%, 06/01/2018	475	503
Targa Resources Partners
6.750%, 03/15/2024	1,300	1,378
Total Capital International
1.452%, 08/10/2018 (A)	400	401
TransCanada PipeLines
1.664%, 01/12/2018 (A)	1,100	1,104

		20,229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 2.5%
ABN AMRO Bank
4.250%, 02/02/2017 (B)	$565	$568
American Honda Finance MTN
1.500%, 03/13/2018	600	600
Australia & New Zealand Banking Group
1.466%, 05/15/2018 (A)	250	251
Bank of America MTN
2.061%, 10/21/2022 (A)	625	630
Bank of America (A)
1.920%, 01/15/2019	700	705
1.285%, 06/05/2017	500	501
Bank of Montreal MTN
1.476%, 04/09/2018 (A)	350	351
Bank of New York Mellon MTN
1.275%, 03/06/2018 (A)	325	326
Bank of Nova Scotia
1.650%, 06/14/2019	500	496
Bank of Tokyo-Mitsubishi UFJ (A)
1.385%, 03/05/2018 (B)	900	899
1.151%, 09/08/2017 (B)	500	499
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	596
Berkshire Hathaway
1.150%, 08/15/2018	550	547
Branch Banking & Trust
1.450%, 05/10/2019	425	421
1.350%, 10/01/2017	450	450
Capital One (A)
1.617%, 09/13/2019	2,000	2,006
1.561%, 02/05/2018	750	752
Capital One Bank USA
1.300%, 06/05/2017	850	850
Citigroup
2.150%, 07/30/2018	500	502
1.642%, 04/08/2019 (A)	650	651
1.576%, 04/27/2018 (A)	450	451
Citizens Bank MTN
1.600%, 12/04/2017	1,000	998
Commonwealth Bank of Australia MTN
1.245%, 03/12/2018 (A) (B)	850	850
Credit Agricole MTN
1.815%, 06/10/2020 (A) (B)	1,000	1,003
Credit Suisse NY
1.700%, 04/27/2018	850	847
Danske Bank
1.522%, 09/06/2019 (A) (B)	600	600
Deutsche Bank
1.582%, 02/13/2018 (A)	650	640
Fifth Third Bank
1.625%, 09/27/2019	3,000	2,959
1.443%, 09/27/2019 (A)	1,250	1,250

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	61

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric MTN
1.556%, 04/02/2018 (A)	$275	$277
Goldman Sachs Group (A)
2.241%, 11/15/2021	930	933
2.042%, 04/23/2020	725	735
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,011
HSBC Bank
1.546%, 05/15/2018 (A) (B)	200	200
HSBC USA
1.737%, 09/24/2018 (A)	300	301
Huntington National Bank
1.700%, 02/26/2018	800	800
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	599
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	375	375
2.000%, 07/01/2019 (B)	400	397
ING Bank
1.650%, 08/15/2019 (B)	300	296
1.536%, 10/01/2019 (A) (B)	500	502
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	600	602
JPMorgan Chase (A)
1.837%, 01/23/2020	500	505
1.782%, 01/25/2018	200	201
1.520%, 01/28/2019	700	703
KeyBank
2.350%, 03/08/2019	1,000	1,008
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	701
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	260
1.190%, 09/14/2018 (A) (B)	500	500
Mizuho Bank
1.497%, 03/26/2018 (A) (B)	800	800
Morgan Stanley MTN
5.950%, 12/28/2017	245	256
Morgan Stanley
1.732%, 01/24/2019 (A)	650	654
MSCI
5.750%, 08/15/2025 (B)	1,117	1,173
5.250%, 11/15/2024 (B)	955	987
National Australia Bank
1.269%, 12/02/2016 (A) (B)	750	750
Nordea Bank MTN
1.458%, 09/30/2019 (A) (B)	1,000	1,002
PNC Bank MTN
1.850%, 07/20/2018	500	502
1.262%, 06/01/2018 (A)	850	851
Principal Life Global Funding II
1.500%, 04/18/2019 (B)	650	642

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Protective Life Global Funding
1.722%, 04/15/2019 (B)	$515	$513
Prudential Financial MTN
1.686%, 08/15/2018 (A)	700	699
Reinsurance Group of America
5.625%, 03/15/2017	200	202
Royal Bank of Canada MTN
1.545%, 12/10/2018 (A)	650	653
Santander Bank
1.804%, 01/12/2018 (A)	1,250	1,250
Societe Generale MTN
1.926%, 10/01/2018 (A)	500	503
Standard Chartered MTN
1.520%, 04/17/2018 (A) (B)	1,000	996
Sumitomo Mitsui Banking (A)
1.548%, 10/19/2018	450	452
1.460%, 01/16/2018	500	500
Svenska Handelsbanken MTN
1.432%, 09/06/2019 (A)	670	670
Synchrony Financial
2.111%, 02/03/2020 (A)	1,000	988
1.875%, 08/15/2017	455	456
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	400	394
1.152%, 03/13/2018 (A)	700	700
UBS MTN
1.692%, 06/01/2020 (A)	1,000	1,000
Unitrin
6.000%, 05/15/2017	110	112
US Bank MTN
1.450%, 01/29/2018	500	500
WEA Finance LLC
1.750%, 09/15/2017 (B)	1,250	1,254
Wells Fargo MTN
1.567%, 01/30/2020 (A)	1,000	1,000
Westpac Banking
1.490%, 01/17/2019 (A)	550	551

		54,115

Health Care — 1.0%
Abbott Laboratories
2.350%, 11/22/2019	3,000	3,003
AbbVie
1.800%, 05/14/2018	650	650
Actavis Funding SCS
1.925%, 03/12/2018 (A)	4,100	4,134
1.300%, 06/15/2017	800	801
Aetna
1.700%, 06/07/2018	850	850
Becton Dickinson
1.800%, 12/15/2017	1,000	1,002

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Catholic Health Initiatives
2.600%, 08/01/2018	$430	$434
Celgene
2.125%, 08/15/2018	400	402
Centene
4.750%, 01/15/2025	3,660	3,504
DaVita
5.000%, 05/01/2025	2,913	2,840
LifePoint Health
5.500%, 12/01/2021	1,225	1,253
Medtronic
1.500%, 03/15/2018	425	425
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	900	891
Zimmer Holdings
1.450%, 04/01/2017	950	950

		21,139

Industrials — 0.7%
Air Lease
2.125%, 01/15/2018	310	311
2.125%, 01/15/2020	500	492
Fortive
1.800%, 06/15/2019 (B)	445	441
GATX
1.250%, 03/04/2017	345	345
General Electric MTN(A)
1.496%, 01/09/2020	1,000	1,007
1.391%, 01/14/2019	400	402
Honeywell International
1.167%, 10/30/2019 (A)	1,000	1,000
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,040	5,141
Norbord
5.375%, 12/01/2020 (B)	3,409	3,511
PACCAR Financial MTN
1.300%, 05/10/2019	255	253
Sensata Technologies
5.000%, 10/01/2025 (B)	1,112	1,095
TTX MTN
2.250%, 02/01/2019 (B)	270	270
United Technologies
1.236%, 11/01/2019 (A)	700	702

		14,970

Information Technology — 0.3%
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,165
Cisco Systems
1.197%, 09/20/2019 (A)	1,000	1,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

eBay
2.500%, 03/09/2018	$400	$403
Fidelity National Information Services
2.850%, 10/15/2018	400	407
1.450%, 06/05/2017	295	295
Hewlett Packard Enterprise
2.700%, 10/05/2017 (B)	850	859

		6,132

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (B)	700	689
Ball
5.250%, 07/01/2025	1,054	1,097
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	1,644
Owens-Brockway Glass Container
5.875%, 08/15/2023 (B)	760	794

		4,224

Real Estate — 0.2%
Equinix
5.750%, 01/01/2025	3,535	3,645
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,048
Ventas Realty
1.250%, 04/17/2017	170	170

		4,863

Telecommunication Services — 0.5%
AT&T
1.768%, 06/30/2020 (A)	750	751
British Telecommunications
1.250%, 02/14/2017	415	415
CommScope
5.000%, 06/15/2021 (B)	1,000	1,012
Inmarsat Finance
6.500%, 10/01/2024 (B)	2,775	2,782
4.875%, 05/15/2022 (B)	300	286
SFR Group
7.375%, 05/01/2026 (B)	3,800	3,790
SoftBank Group
4.500%, 04/15/2020 (B)	751	766
Thomson Reuters
1.650%, 09/29/2017	395	396
1.300%, 02/23/2017	400	400
Verizon Communications
2.606%, 09/14/2018 (A)	435	445
1.375%, 08/15/2019	585	574

		11,617

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	63

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.2%
DTE Energy
1.500%, 10/01/2019	$435	$427
Emera US Finance
2.150%, 06/15/2019 (B)	230	231
Eversource Energy
1.600%, 01/15/2018	290	290
Exelon
1.550%, 06/09/2017	270	270
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	145
Sempra Energy
1.625%, 10/07/2019	260	256
Southern
1.550%, 07/01/2018	450	449
1.300%, 08/15/2017	545	545
Talen Energy Supply LLC
4.625%, 07/15/2019 (B)	1,755	1,669
TCEH
0.000%, 12/31/2034 (C)	63	32
WEC Energy Group
1.650%, 06/15/2018	700	700

		5,014

Total Corporate Obligations (Cost $172,176) ($ Thousands)		171,878

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
0.850%, 10/20/2017	1,000	1,000
0.670%, 10/18/2017	1,000	998
FHLB
0.875%, 05/24/2017	1,500	1,502
0.750%, 08/28/2017 to 09/08/2017	6,000	5,996
0.625%, 05/30/2017	3,000	2,999

Total U.S. Government Agency Obligations (Cost $12,502) ($ Thousands)		12,495

	Shares

PREFERRED STOCK — 0.2%
Public Storage, 5.900%	75,000	1,871
TE Holdcorp, 0.000% *	149,588	1,795

Total Preferred Stock (Cost $3,111) ($ Thousands)		3,666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.1%

California — 0.0%
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
1.117%, 07/01/2041 (A)	$755	$755

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	505
Orlando Utilities Commission, Ser 2-RMKT, RB Callable 01/03/2017 @ 100
0.590%, 10/01/2033 (A)	1,500	1,500

		2,005

North Carolina — 0.0%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	655	655

Total Municipal Bonds (Cost $3,410) ($ Thousands)		3,415

	Shares

COMMON STOCK — 0.1%
Energy & Exploration Partners*	540	211
TCEH*	38,580	602
TE Holdcorp*	102,547	654

Total Common Stock (Cost $4,604) ($ Thousands)		1,467

	Face Amount (Thousands)

COLLATERALIZED DEBT OBLIGATION — 0.0%
Battalion CLO, Ser 2007-1A, Cl E
4.923%, 07/14/2022 (A)(B)	$600	601

Total Collateralized Debt Obligation (Cost $567) ($ Thousands)		601

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
TXU/Tech ‡‡	38,580	52

Total Rights (Cost $52) ($ Thousands)		52

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CERTIFICATE OF DEPOSIT — 0.0%
Credit Suisse
1.750%, 11/14/2017	$1,250	$1,250

Total Certificate of Deposit (Cost $1,250) ($ Thousands)		1,250

	Shares

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	91,540,508	91,541

Total Cash Equivalent (Cost $91,541) ($ Thousands)		91,541

	Face Amount (Thousands)

REPURCHASE AGREEMENT(F) — 0.1%
BNP Paribas
0.290%, dated 11/30/2016, to be repurchased on 12/01/2016, repurchase price $2,500,020 (collateralized by various FNMA and GNMA obligations, 2.000% - 4.000%, 05/20/2024 - 12/01/2044; par value ranging from $65,426 - $69,491,024; total market value $2,550,001)	$2,500	2,500

Total Repurchase Agreement (Cost $2,500) ($ Thousands)		2,500

Total Investments — 100.9% (Cost $2,226,523) ($ Thousands)		$2,218,252

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(16)	Mar-2017	$6
U.S. 10-Year Treasury Note	(29)	Mar-2017	(2)
U.S. 2-Year Treasury Note	(75)	Apr-2017	(5)
U.S. 5-Year Treasury Note	30	Mar-2017	(1)
U.S. Long Treasury Bond	(1)	Mar-2017	1

			$(1)

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $2,197,916 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date unavailable.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $419,789 ($ Thousands), representing 19.1% of the net assets of the Fund.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Unfunded bank loan.

(E)	Security is in default on interest payment.

(F)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3†	Total
Mortgage-Backed Securities	$—	$777,479	$—	$777,479
Loan Participations	—	596,931	139	597,070
Asset-Backed Securities	—	554,838	—	554,838
Corporate Obligations	—	171,878	—	171,878
U.S. Government Agency Obligations	—	12,495	—	12,495
Preferred Stock	1,871	1,795	—	3,666
Municipal Bonds	—	3,415	—	3,415
Repurchase Agreement	—	2,500	—	2,500
Common Stock	602	654	211	1,467
Certificate of Deposit	—	1,250	—	1,250
Collateralized Debt Obligation	—	601	—	601
Rights	—	52	—	52
Cash Equivalent	91,541	—	—	91,541

Total Investments in Securities	$94,014	$2,123,888	$350	$2,218,252

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	65

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Concluded)

November 30, 2016

Other Financial Instruments	Level 1	`Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$7	$—	$—	$7
Unrealized Depreciation	(8)	—	—	(8)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Bills
0.508%, 04/06/2017 (A)	$11,075	$11,055
0.435%, 02/23/2017 (A)	59,695	59,631
0.313%, 12/08/2016 (A)	812	812
0.159%, 01/19/2017 (A)	4,847	4,845
U.S. Treasury Bonds
4.250%, 05/15/2039	230	282
3.875%, 08/15/2040	150	174
3.750%, 11/15/2043	5,520	6,315
3.000%, 11/15/2044	943	940
3.000%, 05/15/2045	60,551	60,238
3.000%, 11/15/2045	50,157	49,859
2.875%, 08/15/2045	66,035	64,051
2.875%, 11/15/2046	34,246	33,284
2.750%, 08/15/2042	9,025	8,612
2.750%, 11/15/2042	90	86
2.500%, 02/15/2045	103,153	92,632
2.500%, 02/15/2046	72,128	64,563
2.500%, 05/15/2046	57,222	51,209
0.351%, 08/15/2046	63,745	53,944
U.S. Treasury Inflation Indexed Bonds
0.125%, 07/15/2026	13,839	13,454
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	460	679
1.375%, 02/15/2044	12,990	14,383
0.750%, 02/15/2042	2,265	2,177
0.750%, 02/15/2045	9,878	9,441
0.625%, 01/15/2024	2,412	2,459
0.625%, 02/15/2043	14,617	13,611
0.375%, 07/15/2023	1,556	1,573
0.375%, 07/15/2025	20,382	20,336
U.S. Treasury Notes
3.500%, 05/15/2020	2,155	2,295
2.750%, 11/15/2023	500	518
2.625%, 11/15/2020	51,010	52,827

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 08/15/2024	$110	$111
2.125%, 08/31/2020	45,170	45,952
2.125%, 08/15/2021	59,684	60,381
2.125%, 09/30/2021	5,490	5,552
2.125%, 06/30/2022	1,110	1,117
2.125%, 11/30/2023	5,102	5,083
2.000%, 05/31/2021	8,300	8,367
2.000%, 08/31/2021	11,639	11,708
2.000%, 10/31/2021	19,128	19,224
2.000%, 11/30/2022	35,640	35,487
2.000%, 02/15/2025	500	488
2.000%, 11/15/2026	19,902	19,256
1.875%, 05/31/2022	660	656
1.750%, 12/31/2020	6,305	6,310
1.750%, 11/30/2021	83,442	83,113
1.750%, 03/31/2022	90	89
1.750%, 05/15/2022	18,115	17,894
1.625%, 04/30/2019	11,110	11,210
1.625%, 06/30/2020	280	280
1.625%, 11/30/2020	28,975	28,881
1.625%, 11/15/2022	250	244
1.625%, 05/15/2026	2,491	2,332
1.500%, 12/31/2018	44,905	45,231
1.500%, 01/31/2022	30,760	30,115
1.500%, 08/15/2026	78,225	72,248
1.375%, 02/29/2020	5,667	5,644
1.375%, 10/31/2020	110	109
1.375%, 01/31/2021	46,068	45,382
1.375%, 04/30/2021	18,739	18,407
1.250%, 12/15/2018	6,546	6,559
1.250%, 10/31/2021	52,290	50,791
1.125%, 06/15/2018	6,429	6,437
1.125%, 06/30/2021	18,815	18,239
1.125%, 07/31/2021	5,694	5,513
1.125%, 08/31/2021	19,430	18,805
1.125%, 09/30/2021	17,397	16,811
1.000%, 05/15/2018	5,510	5,508
1.000%, 11/30/2018	37,215	37,128
1.000%, 10/15/2019	30,480	30,153
1.000%, 11/15/2019	78,402	77,514
0.875%, 07/15/2018	5,225	5,210
0.875%, 06/15/2019	2	2
0.875%, 09/15/2019	32,617	32,192
0.750%, 10/31/2017	27,825	27,800
0.750%, 02/28/2018	21,860	21,799
0.750%, 03/31/2018	3,350	3,339
0.750%, 09/30/2018	22,355	22,210
0.750%, 10/31/2018	32,541	32,311
U.S. Treasury STRIPS
5.285%, 08/15/2045 (A)	7,195	2,942

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.812%, 02/15/2045 (A)	$13,435	$5,572

Total U.S. Treasury Obligations (Cost $1,745,589) ($ Thousands)		1,703,991

MORTGAGE-BACKED SECURITIES — 29.9%

Agency Mortgage-Backed Obligations — 25.2%
FHLMC
10.000%, 03/17/2026	184	188
7.500%, 08/01/2030 to 12/01/2036	729	850
7.000%, 05/01/2024 to 03/01/2039	213	245
6.500%, 06/01/2017 to 09/01/2039	1,976	2,235
6.000%, 11/01/2017 to 08/01/2038	2,590	2,910
5.500%, 02/01/2035 to 12/01/2038	3,816	4,363
5.000%, 04/01/2020 to 06/01/2044	5,204	5,634
4.500%, 08/01/2020 to 06/01/2044	21,296	23,071
4.000%, 10/01/2025 to 06/01/2046	79,383	84,331
3.500%, 11/01/2029 to 12/01/2046	117,782	122,166
3.000%, 03/01/2030 to 10/01/2046	47,622	47,891
FHLMC ARM
3.439%, 05/01/2036 (B)	180	192
3.090%, 02/01/2045 (B)	1,147	1,177
2.891%, 12/01/2036 (B)	233	249
2.845%, 10/01/2036 (B)	70	74
2.810%, 05/01/2045 (B)	971	996
2.794%, 12/01/2041 (B)	323	333
2.547%, 07/01/2042 (B)	1,233	1,269
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	1	1
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	25	27
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	245	278
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	73	81
FHLMC CMO, Ser 2003-2671, Cl S
13.772%, 09/15/2033 (B)	103	134
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	204	214
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	479	525
FHLMC CMO, Ser 2005-2945, Cl SA
11.325%, 03/15/2020 (B)	182	193
FHLMC CMO, Ser 2005-2950, Cl JO, PO (A)
0.000%, 03/15/2020 (A)	17	16
FHLMC CMO, Ser 2007-3316, Cl JO, PO (A)
0.000%, 05/15/2037 (A)	21	20
FHLMC CMO, Ser 2007-3346, Cl FA
0.768%, 02/15/2019 (B)	505	504
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.492%, 05/15/2038 (B)	645	82

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2009-3546, Cl A
2.502%, 02/15/2039 (B)	$166	$170
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.692%, 01/15/2040 (B)	194	34
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.072%, 04/15/2042 (B)	112	21
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.512%, 07/15/2042 (B)	258	59
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	2,251	235
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	4,553	4,568
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	962	127
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.612%, 11/15/2042 (B)	266	50
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.612%, 11/15/2042 (B)	242	50
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	9,971	9,927
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,525	220
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,523	1,401
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,333
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,750	1,853
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.783%, 07/25/2021 (B)	2,910	181
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.542%, 10/25/2021 (B)	519	32
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	1,030	1,047
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,319
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	950	953
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	703	790
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.412%, 05/15/2041 (B)	1,201	164
FHLMC STRIPS CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	3,176	3,193
FHLMC TBA
3.500%, 12/01/2040	26,000	26,688

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 12/15/2044	$42,100	$41,912
FNMA
4.338%, 11/01/2021	5,546	5,973
4.250%, 04/01/2021	2,000	2,165
4.120%, 04/01/2020	1,092	1,163
4.060%, 07/01/2021	2,230	2,400
4.050%, 01/01/2021	1,430	1,533
4.040%, 10/01/2020	2,120	2,266
3.980%, 08/01/2021	4,420	4,739
3.762%, 12/01/2020	2,497	2,641
3.740%, 07/01/2020	1,284	1,356
3.730%, 03/01/2026	2,541	2,693
3.619%, 12/01/2020	3,495	3,684
3.583%, 09/01/2020	5,684	5,980
3.290%, 10/01/2020	949	990
3.230%, 11/01/2020	1,397	1,455
3.010%, 05/01/2028	2,950	2,958
2.950%, 05/01/2031	3,389	3,354
2.870%, 08/01/2026	1,865	1,826
2.830%, 06/01/2022	2,507	2,571
2.820%, 06/01/2022	2,851	2,923
2.810%, 04/01/2025	250	251
2.560%, 10/01/2028	3,000	2,859
2.490%, 09/01/2028	3,045	2,883
8.000%, 05/01/2023 to 06/01/2031	75	88
7.500%, 06/01/2030 to 04/01/2039	673	818
7.000%, 11/01/2017 to 02/01/2039	2,045	2,380
6.500%, 05/01/2017 to 10/01/2037	1,307	1,479
6.000%, 10/01/2019 to 10/01/2040	5,793	6,616
5.500%, 06/01/2020 to 08/01/2038	7,612	8,328
5.000%, 02/01/2020 to 07/01/2044	12,117	13,427
4.540%, 01/01/2020 to 05/01/2021	2,778	2,997
4.500%, 01/01/2020 to 06/01/2046	56,517	61,606
4.000%, 07/01/2020 to 11/01/2046	120,946	128,189
3.850%, 08/01/2025	3,440	3,686
3.500%, 12/01/2029 to 12/31/2050	75,555	78,614
3.000%, 04/01/2031 to 11/01/2046	60,621	61,890
2.500%, 10/01/2026 to 10/01/2042	12,142	12,063
FNMA ARM
5.508%, 05/01/2037 (B)	10	10
4.370%, 04/01/2040 (B)	769	804
2.980%, 06/01/2041 (B)	2,100	2,215
2.837%, 05/01/2043 (B)	513	525
2.754%, 01/01/2045 (B)	1,793	1,837
2.751%, 01/01/2045 (B)	1,172	1,201
2.668%, 01/01/2042 (B)	1,469	1,519
2.616%, 02/01/2042 (B)	2,828	2,969
2.482%, 12/01/2035 (B)	36	37
2.416%, 06/01/2042 (B)	1,083	1,114
1.705%, 04/01/2043 (B)	1,517	1,562
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	124	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	$127	$140
FNMA CMO, Ser 1992-96, Cl B, PO (A)
0.000%, 05/25/2022 (A)	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (B)	69	85
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	336	364
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	274	299
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	240	268
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	205	233
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	176	194
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	28	31
FNMA CMO, Ser 2002-10, Cl SB
17.798%, 03/25/2017 (B)	—	1
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (B)	17	21
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	469	519
FNMA CMO, Ser 2005-74, Cl CS
18.413%, 05/25/2035 (B)	177	238
FNMA CMO, Ser 2006-104, Cl MI, IO
6.166%, 11/25/2036 (B)	1,857	253
FNMA CMO, Ser 2006-125, Cl SM, IO
6.616%, 01/25/2037 (B)	806	147
FNMA CMO, Ser 2006-33, Cl LS
27.521%, 05/25/2036 (B)	121	211
FNMA CMO, Ser 2006-46, Cl SW
22.057%, 06/25/2036 (B)	101	145
FNMA CMO, Ser 2006-51, Cl SP, IO
6.066%, 03/25/2036 (B)	142	23
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (B)	324	389
FNMA CMO, Ser 2007-64, Cl FA
1.054%, 07/25/2037 (B)	22	22
FNMA CMO, Ser 2007-68, Cl SC, IO
6.116%, 07/25/2037 (B)	359	65
FNMA CMO, Ser 2008-22, Cl SI, IO
5.846%, 03/25/2037 (B)	3,671	199
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	72	80
FNMA CMO, Ser 2009-103, Cl MB
2.948%, 12/25/2039 (B)	399	424
FNMA CMO, Ser 2009-86, Cl BO, PO (A)
0.000%, 03/25/2037 (A)	2,803	2,570
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,824

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (B)	$1,098	$191
FNMA CMO, Ser 2010-27, Cl AS, IO
5.896%, 04/25/2040 (B)	1,406	298
FNMA CMO, Ser 2011-2, Cl WA
5.820%, 02/25/2051 (B)	200	217
FNMA CMO, Ser 2011-75, Cl FA
1.134%, 08/25/2041 (B)	257	261
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,789	144
FNMA CMO, Ser 2011-96, Cl SA, IO
5.966%, 10/25/2041 (B)	2,611	487
FNMA CMO, Ser 2012-133, Cl SA, IO
5.566%, 12/25/2042 (B)	259	51
FNMA CMO, Ser 2012-133, Cl CS, IO
5.566%, 12/25/2042 (B)	1,490	268
FNMA CMO, Ser 2012-134, Cl MS, IO
5.566%, 12/25/2042 (B)	723	164
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,508	1,514
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	1,502	143
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	77	85
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,025	1,168
FNMA CMO, Ser 2012-70, Cl YS, IO
6.066%, 02/25/2041 (B)	443	65
FNMA CMO, Ser 2012-74, Cl OA, PO (A)
0.000%, 03/25/2042 (A)	85	75
FNMA CMO, Ser 2012-74, Cl SA, IO
6.066%, 03/25/2042 (B)	1,233	224
FNMA CMO, Ser 2012-75, Cl AO, PO (A)
0.000%, 03/25/2042 (A)	170	150
FNMA CMO, Ser 2012-75, Cl NS, IO
6.016%, 07/25/2042 (B)	442	86
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	5,800	591
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.179%, 02/25/2017 (B)	1,123	5
FNMA CMO, Ser 2013-101, Cl CO, PO (A)
0.000%, 10/25/2043 (A)	4,061	3,246
FNMA CMO, Ser 2013-101, Cl BO, PO (A)
0.000%, 10/25/2043 (A)	1,783	1,424
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,457	124
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	2,330	2,666
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,435	2,718
FNMA CMO, Ser 2013-M3, Cl FA
0.752%, 06/25/2018 (B)	3,205	3,205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2014-M12, Cl FA
0.814%, 10/25/2021 (B)	$2,216	$2,207
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.103%, 01/25/2024 (B)	65,010	360
FNMA CMO, Ser 2015-M8, Cl X2, IO
0.179%, 01/25/2025 (B)	89,017	1,050
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	5,740	6,002
FNMA CMO, Ser 2016-60, Cl QS, IO
5.516%, 09/25/2046 (B)	2,421	453
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	287	56
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	388	73
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,479	310
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	2,185	189
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,544	305
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	3,047	259
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,322	240
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (B)	4,931	4,970
FNMA TBA
2.500%, 12/01/2027	24,455	24,562
4.000%, 11/15/2034 to 12/14/2039	52,950	55,751
3.500%, 12/01/2040 to 01/01/2041	55,290	56,770
3.000%, 12/25/2028 to 01/15/2043	104,875	104,417
FNMA, Ser M11, Cl AL
2.944%, 07/25/2039	1,636	1,584
FNMA, Ser M11, Cl A2
2.369%, 07/25/2026 (B)	1,120	1,071
GNMA
9.500%, 12/15/2020	1	1
3.000%, 04/15/2045	4,970	5,052
7.000%, 04/15/2026 to 05/15/2033	1,000	1,109
6.500%, 01/15/2024 to 07/15/2035	1,904	2,179
6.000%, 12/15/2023 to 10/20/2040	7,076	8,176
5.000%, 12/20/2039 to 11/20/2045	898	1,000
4.500%, 01/20/2040 to 09/20/2046	14,579	15,974
4.000%, 12/15/2040 to 08/20/2046	18,194	19,635
3.500%, 03/20/2046 to 09/20/2046	21,251	22,156

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA ARM
1.970%, 01/20/2060 (B)	$1,000	$1,025
1.625%, 07/20/2034 (B)	12	13
GNMA CMO, Ser 2001-22, Cl PS
19.578%, 03/17/2031 (B)	296	469
GNMA CMO, Ser 2002-57, Cl SB
104.369%, 08/16/2032	37	152
GNMA CMO, Ser 2003-60, Cl GS
11.513%, 05/16/2033 (B)	33	39
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	24	25
GNMA CMO, Ser 2005-7, Cl JM
15.528%, 05/18/2034 (B)	9	11
GNMA CMO, Ser 2006-16, Cl GS, IO
6.428%, 04/20/2036 (B)	788	150
GNMA CMO, Ser 2007-78, Cl SA, IO
5.995%, 12/16/2037 (B)	4,638	753
GNMA CMO, Ser 2009-106, Cl KS, IO
5.874%, 11/20/2039 (B)	6,081	1,082
GNMA CMO, Ser 2009-66, Cl XS, IO
6.265%, 07/16/2039 (B)	58	8
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,530
GNMA CMO, Ser 2009-8, Cl PS, IO
5.765%, 08/16/2038 (B)	53	7
GNMA CMO, Ser 2010-14, Cl AO, PO (A)
0.000%, 12/20/2032 (A)	140	134
GNMA CMO, Ser 2010-31, Cl GS, IO
5.938%, 03/20/2039 (B)	238	23
GNMA CMO, Ser 2010-4, Cl NS, IO
5.855%, 01/16/2040 (B)	8,342	1,529
GNMA CMO, Ser 2010-4, Cl SL, IO
5.858%, 01/16/2040 (B)	175	33
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,343	2,475
GNMA CMO, Ser 2010-85, Cl HS, IO
6.088%, 01/20/2040 (B)	646	96
GNMA CMO, Ser 2010-H10, Cl FC
1.522%, 05/20/2060 (B)	3,583	3,622
GNMA CMO, Ser 2010-H26, Cl LF
0.873%, 08/20/2058 (B)	4,781	4,733
GNMA CMO, Ser 2011-142, Cl IO, IO
0.810%, 09/16/2046 (B)	22,931	634
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	86	19
GNMA CMO, Ser 2011-H09, Cl AF
1.031%, 03/20/2061 (B)	1,353	1,347
GNMA CMO, Ser 2012-112, Cl IO, IO
0.359%, 02/16/2053 (B)	7,178	201
GNMA CMO, Ser 2012-124, Cl AS, IO
5.658%, 10/16/2042 (B)	1,195	228
GNMA CMO, Ser 2012-142, Cl IO, IO
1.077%, 04/16/2054 (B)	20,322	987

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2012-27, Cl IO, IO
1.072%, 04/16/2053 (B)	$11,343	$484
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,490	139
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (B)	993	161
GNMA CMO, Ser 2013-145, Cl IO, IO
1.073%, 09/16/2044 (B)	9,598	532
GNMA CMO, Ser 2013-163, Cl IO, IO
1.166%, 02/16/2046 (B)	12,635	789
GNMA CMO, Ser 2013-178, Cl IO, IO
0.793%, 06/16/2055 (B)	5,861	240
GNMA CMO, Ser 2013-63, Cl IO, IO
0.769%, 09/16/2051 (B)	8,541	457
GNMA CMO, Ser 2013-H01, Cl TA
1.031%, 01/20/2063 (B)	1,293	1,294
GNMA CMO, Ser 2013-H01, Cl JA
0.851%, 01/20/2063 (B)	1,173	1,159
GNMA CMO, Ser 2014-124, Cl IE, IO
0.796%, 05/16/2054 (B)	9,733	471
GNMA CMO, Ser 2014-186, Cl IO, IO
0.823%, 08/16/2054 (B)	15,640	886
GNMA CMO, Ser 2014-47, Cl IA, IO
0.872%, 02/16/2048 (B)	2,999	139
GNMA CMO, Ser 2014-50, Cl IO, IO
0.936%, 09/16/2055 (B)	9,303	540
GNMA CMO, Ser 2014-H04, Cl FB
1.173%, 02/20/2064 (B)	2,538	2,540
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	697	156
GNMA CMO, Ser 2016-128, Cl IO, IO
1.034%, 09/16/2056 (B)	15,444	1,290
GNMA CMO, Ser 2016-135, Cl SB, IO
5.558%, 10/16/2046 (B)	700	197
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/15/2045	93	19
GNMA TBA
4.000%, 12/01/2039	2,600	2,759
3.500%, 12/15/2041	34,700	36,129
3.000%, 12/01/2042	81,965	83,233
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.977%, 10/07/2020 (B)	5,169	5,175
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.877%, 11/06/2017 (B)	1,886	1,886
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.087%, 12/08/2020 (B)	370	370

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.087%, 12/08/2020 (B)	$333	$335
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.976%, 01/08/2020 (B)	40	40
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.927%, 02/06/2020 (B)	492	492

		1,383,812

Non-Agency Mortgage-Backed Obligations — 4.7%
Alternative Loan Trust, Ser 2004-J6, PO(A)
0.000%, 11/25/2031 (A)	91	80
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
1.094%, 06/25/2045 (B)	5,300	5,076
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.428%, 03/26/2037 (B) (C)	330	328
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.197%, 11/28/2035 (B) (C)	200	197
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.022%, 11/25/2021 (B)	55	51
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.244%, 04/25/2037 (B)	182	163
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	15	16
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	177	183
Banc of America Funding, Ser 2004-C, Cl 1A1
3.083%, 12/20/2034 (B)	73	71
Banc of America Funding, Ser 2005-B, Cl 2A1
3.235%, 04/20/2035 (B)	2,218	1,951
Banc of America Funding, Ser 2006-G, Cl 2A4
0.852%, 07/20/2036 (B)	6,325	6,197
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.003%, 08/26/2035 (B) (C)	95	95
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.749%, 03/27/2036 (B) (C)	5,177	4,996
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.286%, 02/25/2033 (B)	2	2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.276%, 06/25/2033 (B)	125	125
Banc of America Mortgage Securities, Ser 2003-I, Cl 2A6
3.282%, 10/25/2033 (B)	4,795	4,851

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Re-Remic Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/2030 (C)	$242	$245
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
0.822%, 12/25/2036 (B) (C)	1,268	1,088
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,488
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	210	216
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.041%, 04/26/2035 (B) (C)	11	11
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
3.087%, 05/26/2035 (B) (C)	249	246
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.684%, 05/28/2036 (B) (C)	57	56
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.367%, 05/25/2034 (B)	46	46
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.808%, 05/25/2034 (B)	132	122
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.580%, 08/25/2035 (B)	165	166
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
1.274%, 11/25/2034 (B)	20	19
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.402%, 06/11/2041 (B) (C)	153	—
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B) (C)	5,319	—
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.387%, 12/11/2049 (B) (C)	12,286	6
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	534	528
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	1,686	1,654
CD Commercial Mortgage Trust, Ser 2016-CDS, Cl A4
3.526%, 11/01/2049	1,280	1,318
CFCRE Commercial Mortgage Trust, Ser 2011- C1, Cl A4
4.961%, 04/15/2044 (B) (C)	1,329	1,441
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2021	915	916

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl ASB
3.091%, 05/10/2058	$665	$667
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl D
5.938%, 11/15/2021 (B) (C)	4,030	4,066
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.485%, 06/15/2031 (B) (C)	1,042	1,041
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.023%, 02/25/2037 (B)	95	94
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.088%, 02/25/2037 (B)	107	107
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.105%, 07/25/2037 (B)	172	171
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.924%, 10/25/2034 (B)	3,971	3,681
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
0.922%, 01/25/2035 (B) (C)	3,721	3,356
CHL Mortgage Pass-Through Trust, Ser 2004- 14, Cl 4A1
2.947%, 08/25/2034 (B)	185	178
CHL Mortgage Pass-Through Trust, Ser 2005- 20, Cl A7
5.250%, 12/25/2027	293	279
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,501
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,402	1,409
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,346
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	1,642	1,694
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.240%, 09/25/2033 (B)	180	179
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
3.257%, 02/25/2034 (B)	36	35
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.976%, 05/25/2034 (B) (C)	283	285
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.796%, 08/25/2034 (B)	94	90

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.000%, 11/25/2038 (B) (C)	$216	$215
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.784%, 09/25/2033 (B) (C)	230	231
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	202	206
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	466
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	1,344	1,347
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	217
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,463
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	166
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	545
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	235
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	206
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.083%, 10/10/2046 (B)	90	94
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	180	179
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	2,975	2,996
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B) (C)	1,150	1,258
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	119	121
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.559%, 03/10/2047 (B)	15,312	998
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	1,980	2,053
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	528
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	292	303
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,653	1,705
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (C)	1,460	1,470
COMM Mortgage Trust, Ser 2015-CR26, Cl ASB
3.373%, 04/10/2025	718	741
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	138

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	$1,470	$1,514
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	729
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.270%, 10/15/2018	1,700	1,704
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	91
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	111	111
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	487
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (B) (C)	1,350	1,407
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	3,343	3,507
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	319	318
Countrywide Alternative Loan Trust, Ser 2004- 27CB, Cl A1
6.000%, 12/25/2034	908	898
Countrywide Alternative Loan Trust, Ser 2004- J6, Cl 2A1
6.500%, 11/25/2031	382	399
Countrywide Alternative Loan Trust, Ser 2005- 27, Cl 3A2
1.624%, 08/25/2035 (B)	391	236
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	280	283
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	138	146
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.249%, 12/27/2036 (B) (C)	48	48
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.243%, 07/28/2036 (B) (C)	83	83
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	639	668
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	327	339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CSAIL Commercial Mortgage Trust, Ser 2016- C7, Cl A5
3.196%, 11/15/2049	$684	$692
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	5,760	5,589
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	210	222
CSMC Trust, Ser 2016-BDWN, Cl A
3.435%, 02/15/2029 (B) (C)	4,260	4,283
CSMC Trust, Ser 2016-BDWN, Cl B
5.008%, 02/15/2029 (B) (C)	1,720	1,732
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B) (C)	2,845	3,027
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.328%, 11/19/2044 (B)	926	807
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.184%, 04/25/2024 (B)	12,890	12,950
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.984%, 08/25/2024 (B)	718	720
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.325%, 07/25/2028 (B)	3,030	3,110
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.779%, 09/25/2034 (B)	225	218
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	27,385	233
GE Business Loan Trust, Ser 2007-1A, Cl A
0.708%, 04/16/2035 (B) (C)	898	847
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (B)	910	909
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	83	83
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	266	270
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.652%, 11/10/2039 (B) (C)	1,790	—
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.372%, 08/10/2044 (B) (C)	1,321	67
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	206	210
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	759	761

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	$647	$662
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	36	36
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	390	432
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
1.034%, 07/10/2048 (B)	38,687	1,984
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	760	779
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,102	1,096
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	716
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/2049	949	977
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B) (C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.173%, 09/25/2035 (B) (C)	278	32
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	151	154
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	37	35
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.984%, 10/25/2034 (B)	207	205
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2026	1,200	1,165
Impac CMB Trust, Ser 2005-4, Cl 2A1
1.184%, 05/25/2035 (B)	171	164
Impac CMB Trust, Ser 2007-A, Cl M1
0.934%, 05/25/2037 (B)(C)	2,018	1,874
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.884%, 08/25/2036 (B)	199	196
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,075	4,558
Indymac Index Mortgage Loan Trust, Ser 2004- AR7, Cl A2
1.394%, 09/25/2034 (B)	24	22
Indymac Index Mortgage Loan Trust, Ser 2004- AR8, Cl 2A2A
1.334%, 11/25/2034 (B)	40	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (B)	$530	$562
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	619	633
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.046%, 11/15/2045 (B)	410	436
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (B)	230	252
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	1,077	1,131
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (B)	750	740
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,901	2,866
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	1,296	1,370
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,330	1,394
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,230	4,424
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	1,391	1,429
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	1,340	1,345
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C4, Cl A3
3.141%, 12/15/2049	745	743
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	20	20
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.261%, 06/12/2043 (B)	7,810	12
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	2,000	1,999
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.693%, 05/15/2047 (B)	251	249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	$521	$529
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	2,601	2,744
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	524	535
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	2,965	3,058
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	509	509
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	978	1,022
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	635	651
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	315	332
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	993	982
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	716	709
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	1,310	1,276
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.641%, 06/25/2034 (B)	729	721
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.100%, 02/25/2035 (B)	264	269
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.129%, 04/25/2035 (B)	96	96
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.971%, 11/25/2033 (B)	412	417
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.182%, 08/25/2034 (B)	387	388
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
3.079%, 09/26/2036 (B) (C)	19	19
LB-UBS Commercial Mortgage Trust, Ser 2006- C1, Cl XCL, IO
0.265%, 02/15/2041 (B) (C)	3,789	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.114%, 04/15/2041 (B)	$78	$81
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,465	1,514
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.048%, 11/21/2034 (B)	4,448	4,552
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.048%, 11/21/2034 (B)	605	617
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	694	694
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO (A)
0.000%, 05/28/2035 (A) (C)	39	31
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
1.625%, 06/25/2034 (B)	8	7
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	346	293
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,761	1,662
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.884%, 05/25/2035 (B) (C)	345	268
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
3.051%, 10/25/2032 (B)	7	7
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.856%, 10/25/2032 (B)	62	62
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.173%, 07/25/2033 (B)	72	70
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.720%, 12/25/2034 (B)	265	265
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (B)	345	346
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.896%, 02/25/2034 (B)	89	89
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.854%, 08/25/2034 (B)	135	138
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.949%, 09/25/2029 (B)	175	168

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.975%, 02/25/2036 (B)	$170	$157
ML-CFC Commercial Mortgage Trust, Ser 2006- 4, Cl XC, IO
0.666%, 12/12/2049 (B) (C)	1,472	2
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.722%, 08/15/2045 (B) (C)	4,582	251
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	418	424
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	222	222
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.084%, 07/15/2046 (B)	1,600	1,726
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	209
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	536	538
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	680	699
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 10/15/2025	3,493	3,439
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	193	193
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.130%, 11/15/2049 (B)	16,510	1,256
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021	1,641	1,626
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021	756	741
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	889	882
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.179%, 02/12/2044 (B) (C)	15,103	1
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.672%, 04/25/2034 (B)	251	262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	$20	$13
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.875%, 04/16/2036 (B) (C)	5,954	4,918
Mortgage Repurchase Agreement Financing Trust Series, Ser 2016-4, Cl A1
1.737%, 05/10/2019 (B) (C)	2,040	2,040
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B) (C)	2,030	2,029
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.011%, 05/25/2036 (B)	261	235
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.304%, 07/26/2036 (B) (C)	815	809
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,195	1,276
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl M6
1.897%, 02/25/2035 (B)	4,462	4,181
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO (A)
0.000%, 02/25/2034 (A)	17	14
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	94	98
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,621	1,506
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,016	1,032
RALI Trust, Ser 2005-QO2, Cl A1
1.884%, 09/25/2045 (B)	591	510
RALI Trust, Ser 2005-QO5, Cl A1
1.524%, 01/25/2046 (B)	860	638
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	269	273
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	24	23
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (B) (C)	1,380	1,452
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	69	72
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	362	367
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.107%, 12/25/2034 (B)	662	660
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.245%, 01/20/2035 (B)	276	253

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (B) (C)	$445	$443
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.811%, 06/25/2034 (B)	1	1
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.854%, 10/25/2035 (B)	2,437	2,031
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.734%, 02/25/2024 (B)	1,580	1,607
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
1.008%, 04/19/2035 (B)	2,388	2,265
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.188%, 10/19/2034 (B)	180	172
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2001-15A, Cl 4A1
2.684%, 10/25/2031 (B)	44	44
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-32, Cl 1A1
5.222%, 11/25/2033 (B)	48	48
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	315	322
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.921%, 10/25/2033 (B)	3,922	3,942
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.856%, 12/25/2033 (B)	90	90
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.174%, 09/25/2043 (B)	374	360
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.089%, 05/10/2045 (B) (C)	4,832	438
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	930	934
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017	1,062	1,065
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046	250	250
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	102
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.063%, 06/15/2045 (B) (C)	29,812	—
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.789%, 01/25/2033 (B)	148	141

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.821%, 10/25/2033 (B)	$196	$199
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.900%, 06/25/2033 (B)	177	176
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.675%, 08/25/2033 (B)	154	155
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.694%, 08/25/2033 (B)	112	113
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.848%, 09/25/2033 (B)	115	112
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.784%, 09/25/2033 (B)	349	351
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	8	8
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
15.916%, 06/25/2033 (B)	27	32
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	542	564
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.792%, 06/25/2034 (B)	125	125
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	361	72
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.824%, 12/25/2045 (B)	2,818	2,625
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.594%, 01/25/2046 (B)	2,129	1,154
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.203%, 10/25/2046 (B)	692	642
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.338%, 11/25/2036 (B)	220	195
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.193%, 12/25/2046 (B)	306	282

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
1.317%, 12/25/2046 (B)	$295	$144
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO(A)
0.000%, 05/25/2033 (A)	47	42
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO (A)
0.000%, 04/25/2033 (A)	94	89
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	45	47
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,295
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.784%, 02/25/2034 (B)	141	140
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.084%, 05/25/2034 (B)	30	30
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.179%, 12/25/2034 (B)	125	129
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.028%, 12/25/2034 (B)	213	214
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.003%, 07/25/2034 (B)	295	299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.020%, 08/25/2034 (B)	58	59
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.008%, 08/25/2035 (B)	143	143
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.019%, 06/25/2035 (B)	306	311
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
3.072%, 10/25/2033 (B)	99	99
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
3.143%, 11/25/2036 (B)	223	206
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.047%, 04/25/2036 (B)	238	235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.854%, 04/25/2036 (B)	$4,806	$4,828
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl XA, IO
1.710%, 12/15/2045 (B) (C)	4,035	286
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl XA, IO
1.504%, 06/15/2045 (B) (C)	2,938	180
WFRBS Commercial Mortgage Trust, Ser 2013- C12, Cl XA, IO
1.384%, 03/15/2048 (B) (C)	14,089	786
WFRBS Commercial Mortgage Trust, Ser 2013- C15, Cl A4
4.153%, 08/15/2046 (B)	150	162
WFRBS Commercial Mortgage Trust, Ser 2013- C17, Cl A4
4.023%, 12/15/2046	120	128
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl XA, IO
1.243%, 03/15/2047 (B)	5,169	302
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl B
4.723%, 03/15/2047 (B)	210	226
WFRBS Commercial Mortgage Trust, Ser 2014- C21, Cl AS
3.891%, 08/15/2047	1,320	1,355
WFRBS Commercial Mortgage Trust, Ser 2014- C21, Cl XA, IO
1.162%, 08/15/2047 (B)	15,799	950
WFRBS Commercial Mortgage Trust, Ser 2014- C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,274
WFRBS Commercial Mortgage Trust, Ser 2014- C23, Cl XA, IO
0.694%, 10/15/2057 (B)	27,400	975
WFRBS Commercial Mortgage Trust, Ser 2014- C24, Cl AS
3.931%, 11/15/2047	1,330	1,353
WFRBS Commercial Mortgage Trust, Ser 2014- C24, Cl A5
3.607%, 11/15/2047	110	114

		255,043

Total Mortgage-Backed Securities (Cost $1,648,909) ($ Thousands)		1,638,855

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.8%

Consumer Discretionary — 1.7%
21st Century Fox America
8.875%, 04/26/2023	$150	$196
6.650%, 11/15/2037	310	384
6.200%, 12/15/2034	265	314
Advance Auto Parts
5.750%, 05/01/2020	175	188
Amazon.com
4.950%, 12/05/2044	600	663
4.800%, 12/05/2034	187	204
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,425	1,505
AutoZone
2.500%, 04/15/2021	44	44
BMW US Capital LLC
2.800%, 04/11/2026 (C)	1,110	1,067
Charter Communications Operating LLC
6.484%, 10/23/2045 (C)	2,900	3,258
6.384%, 10/23/2035 (C)	380	424
4.464%, 07/23/2022 (C)	3,840	3,989
Comcast
7.050%, 03/15/2033	680	908
6.950%, 08/15/2037	30	41
6.550%, 07/01/2039	30	39
6.400%, 03/01/2040	280	362
4.750%, 03/01/2044	120	127
4.400%, 08/15/2035	4,015	4,163
4.250%, 01/15/2033	420	432
4.200%, 08/15/2034	570	582
3.375%, 02/15/2025	800	809
3.200%, 07/15/2036	1,710	1,534
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	894
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	2,620	2,640
1.125%, 03/10/2017 (C)	2,585	2,584
Discovery Communications
4.950%, 05/15/2042	395	354
Discovery Communications LLC
4.875%, 04/01/2043	815	728
Ford Motor
4.750%, 01/15/2043	240	224
Ford Motor Credit LLC
8.125%, 01/15/2020	520	600
5.875%, 08/02/2021	2,400	2,651
5.000%, 05/15/2018	206	214
3.219%, 01/09/2022	1,565	1,550
3.157%, 08/04/2020	200	201
3.000%, 06/12/2017	2,000	2,015
2.597%, 11/04/2019	2,520	2,520
1.724%, 12/06/2017	2,000	1,998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Motors
6.750%, 04/01/2046	$450	$519
6.600%, 04/01/2036	1,510	1,693
6.250%, 10/02/2043	940	1,012
General Motors Financial
5.250%, 03/01/2026	995	1,039
4.750%, 08/15/2017	2,250	2,299
3.700%, 05/09/2023	2,585	2,542
3.200%, 07/13/2020	159	159
Grupo Televisa
6.125%, 01/31/2046	850	835
Hyundai Capital America
2.875%, 08/09/2018 (C)	95	96
2.125%, 10/02/2017 (C)	140	141
Lowe's
5.125%, 11/15/2041	48	54
Lowe's MTN
7.110%, 05/15/2037	250	329
McDonald's MTN
4.875%, 12/09/2045	2,020	2,127
3.700%, 01/30/2026	840	853
2.750%, 12/09/2020	870	880
NBCUniversal Media LLC
4.375%, 04/01/2021	820	885
Newell Brands
5.500%, 04/01/2046	949	1,075
4.200%, 04/01/2026	2,105	2,195
3.850%, 04/01/2023	700	719
3.150%, 04/01/2021	370	376
QVC
5.950%, 03/15/2043	50	45
Scripps Networks Interactive
3.900%, 11/15/2024	660	664
3.500%, 06/15/2022	770	778
2.800%, 06/15/2020	950	951
Time Warner
7.700%, 05/01/2032	2,530	3,342
7.625%, 04/15/2031	2,985	3,948
6.250%, 03/29/2041	355	410
5.375%, 10/15/2041	562	589
4.850%, 07/15/2045	810	794
4.750%, 03/29/2021	780	840
4.700%, 01/15/2021	670	719
4.650%, 06/01/2044	110	104
3.800%, 02/15/2027	1,780	1,771
3.550%, 06/01/2024	1,000	994
Time Warner Cable
8.250%, 04/01/2019	2,890	3,262
7.300%, 07/01/2038	100	119
6.550%, 05/01/2037	630	703
5.875%, 11/15/2040	480	500

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner Cable LLC
5.500%, 09/01/2041	$49	$49
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,775
TJX
2.250%, 09/15/2026	830	764
Toyota Motor Credit MTN
2.250%, 10/18/2023	1,995	1,921
Viacom
4.850%, 12/15/2034	943	902
4.250%, 09/01/2023	200	206
3.875%, 04/01/2024	230	230
3.450%, 10/04/2026	755	722
2.250%, 02/04/2022	1,120	1,073
Wal-Mart Stores
4.300%, 04/22/2044	3,925	4,120
3.300%, 04/22/2024	175	180

		92,709

Consumer Staples — 2.5%
Altria Group
9.250%, 08/06/2019	2,120	2,516
5.375%, 01/31/2044	40	46
4.750%, 05/05/2021	1,260	1,373
2.850%, 08/09/2022	1,690	1,688
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	5,857	6,267
3.650%, 02/01/2026	9,370	9,443
3.300%, 02/01/2023	6,440	6,506
2.650%, 02/01/2021	850	853
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	117
5.375%, 01/15/2020	2,360	2,576
2.500%, 07/15/2022	2,086	2,055
Coca-Cola
3.300%, 09/01/2021	52	54
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,038
CVS Health
5.125%, 07/20/2045	656	719
3.875%, 07/20/2025	1,039	1,066
3.500%, 07/20/2022	325	334
2.875%, 06/01/2026	880	834
2.750%, 12/01/2022	230	226
CVS Pass-Through Trust
6.036%, 12/10/2028	1,967	2,212
5.926%, 01/10/2034 (C)	175	201
5.880%, 01/10/2028	131	145
5.789%, 01/10/2026 (C)	1,163	1,275
Danone
2.947%, 11/02/2026 (C)	2,060	1,962
2.589%, 11/02/2023 (C)	1,950	1,883

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.077%, 11/02/2021 (C)	$1,550	$1,512
Diageo Capital
1.125%, 04/29/2018	150	149
Diageo Investment
2.875%, 05/11/2022	3,730	3,772
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,360
ERAC USA Finance LLC
4.500%, 02/15/2045 (C)	350	331
3.300%, 12/01/2026 (C)	2,085	2,004
Imperial Brands Finance
2.050%, 02/11/2018 (C)	790	791
Kraft Heinz Foods
6.500%, 02/09/2040	700	860
6.125%, 08/23/2018	100	107
5.375%, 02/10/2020	847	917
5.200%, 07/15/2045	140	149
5.000%, 07/15/2035	560	592
5.000%, 06/04/2042	100	103
4.375%, 06/01/2046	4,410	4,194
3.950%, 07/15/2025	1,570	1,601
3.500%, 06/06/2022	3,495	3,579
3.500%, 07/15/2022	1,595	1,634
3.000%, 06/01/2026	1,755	1,658
2.800%, 07/02/2020	2,725	2,746
1.600%, 06/30/2017	2,190	2,192
Kroger
7.500%, 04/01/2031	160	215
5.400%, 07/15/2040	45	49
2.950%, 11/01/2021	1,215	1,229
Molson Coors Brewing
3.500%, 05/01/2022	220	227
3.000%, 07/15/2026	1,665	1,569
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	6,815	6,580
1.625%, 10/28/2019 (C)	4,890	4,811
Northwell Healthcare
3.979%, 11/01/2046	3,000	2,741
PepsiCo
3.600%, 03/01/2024	150	156
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,296
Philip Morris International
5.650%, 05/16/2018	265	280
2.900%, 11/15/2021	550	559
2.500%, 08/22/2022	1,530	1,510
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,134
Reynolds American
8.125%, 06/23/2019	570	655
6.150%, 09/15/2043	640	776

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	81

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.850%, 08/15/2045	$2,888	$3,407
5.700%, 08/15/2035	885	1,015
3.250%, 06/12/2020	386	397
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,248
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,715	1,630
1.900%, 09/23/2019	4,000	3,948
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	2,645	2,559
Tyson Foods
5.150%, 08/15/2044	220	228
4.875%, 08/15/2034	24	25
3.950%, 08/15/2024	680	694
UBM
5.750%, 11/03/2020 (C)	850	897
University of Southern California
3.028%, 10/01/2039	2,500	2,201
Walgreens
5.250%, 01/15/2019	50	53
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,432
3.450%, 06/01/2026	3,525	3,454
3.300%, 11/18/2021	2,003	2,043
3.100%, 06/01/2023	1,000	987
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	1,905	1,959
2.900%, 10/21/2019 (C)	3,258	3,318
2.400%, 10/21/2018 (C)	1,160	1,173
2.000%, 10/20/2017 (C)	550	553

		138,648

Energy — 3.2%
Anadarko Petroleum
6.600%, 03/15/2046	1,105	1,288
6.375%, 09/15/2017	307	319
4.500%, 07/15/2044	1,000	886
Apache
6.900%, 09/15/2018	180	194
5.100%, 09/01/2040	520	523
4.750%, 04/15/2043	420	416
4.250%, 01/15/2044	2,025	1,860
3.250%, 04/15/2022	56	56
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,947
BP Capital Markets
3.723%, 11/28/2028	2,205	2,219
3.561%, 11/01/2021	110	115
3.506%, 03/17/2025	490	494
3.245%, 05/06/2022	950	969
3.216%, 11/28/2023	7,740	7,735
3.119%, 05/04/2026	400	388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.062%, 03/17/2022	$1,859	$1,879
1.674%, 02/13/2018	434	434
Buckeye Partners
3.950%, 12/01/2026	1,645	1,577
Canadian Natural Resources
6.750%, 02/01/2039	590	658
6.450%, 06/30/2033	200	216
Chevron
3.191%, 06/24/2023	95	97
2.954%, 05/16/2026	1,550	1,516
2.355%, 12/05/2022	290	284
2.100%, 05/16/2021	3,120	3,085
1.961%, 03/03/2020	81	80
1.561%, 05/16/2019	2,424	2,410
Cimarex Energy
4.375%, 06/01/2024	1,125	1,154
CNOOC Finance 2013
3.000%, 05/09/2023	253	245
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	2,824
Colorado Interstate Gas LLC
4.150%, 08/15/2026 (C)	1,045	995
Conoco Funding
6.950%, 04/15/2029	995	1,219
ConocoPhillips
5.750%, 02/01/2019	175	188
4.950%, 03/15/2026	1,310	1,426
4.150%, 11/15/2034	2,343	2,218
3.350%, 05/15/2025	100	98
Devon Energy
5.850%, 12/15/2025	880	977
5.600%, 07/15/2041	510	494
5.000%, 06/15/2045	1,070	999
4.750%, 05/15/2042	127	113
3.250%, 05/15/2022	670	650
Devon Financing
7.875%, 09/30/2031	520	634
Ecopetrol
5.875%, 05/28/2045	2,650	2,169
4.125%, 01/16/2025	167	152
Enbridge
5.500%, 12/01/2046	885	908
4.250%, 12/01/2026	1,110	1,120
Enbridge Energy Partners
5.875%, 10/15/2025	1,500	1,666
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,197
6.125%, 12/15/2045	1,670	1,685
5.150%, 03/15/2045	67	60
4.900%, 02/01/2024	250	257
4.750%, 01/15/2026	760	766
3.903%, 11/01/2066 (B)	485	372

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.500%, 06/15/2018	$1,190	$1,191
Enterprise Products Operating LLC
6.450%, 09/01/2040	200	229
6.300%, 09/15/2017	75	78
5.950%, 02/01/2041	330	359
5.100%, 02/15/2045	765	759
4.050%, 02/15/2022	14	15
1.650%, 05/07/2018	58	58
EOG Resources
4.150%, 01/15/2026	490	510
Exxon Mobil
4.114%, 03/01/2046	910	914
3.567%, 03/06/2045	629	574
3.043%, 03/01/2026	1,230	1,219
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	2,074
3.875%, 07/15/2022 (C)	2,170	2,192
Halliburton
5.000%, 11/15/2045	1,077	1,099
3.800%, 11/15/2025	1,070	1,069
Hess
5.800%, 04/01/2047	745	720
4.300%, 04/01/2027	740	702
HollyFrontier
5.875%, 04/01/2026	1,700	1,704
Kerr-McGee
6.950%, 07/01/2024	1,665	1,935
Kinder Morgan
5.550%, 06/01/2045	1,120	1,107
4.300%, 06/01/2025	6,230	6,308
3.050%, 12/01/2019	93	94
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,661
5.400%, 09/01/2044	755	722
5.000%, 03/01/2043	50	46
Marathon Oil
5.200%, 06/01/2045	547	479
3.850%, 06/01/2025	370	344
Marathon Petroleum
5.850%, 12/15/2045	450	415
5.000%, 09/15/2054	180	141
Noble Energy
6.000%, 03/01/2041	539	566
5.250%, 11/15/2043	150	146
5.050%, 11/15/2044	186	177
4.150%, 12/15/2021	2,080	2,153
3.900%, 11/15/2024	1,200	1,192
Occidental Petroleum
4.625%, 06/15/2045	400	408
4.100%, 02/15/2047	920	877
3.400%, 04/15/2026	100	100
3.125%, 02/15/2022	810	826

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 02/15/2027	$1,550	$1,498
2.700%, 02/15/2023	150	147
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,281
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,014
6.250%, 03/17/2024	1,930	1,853
Petrobras International Finance
5.750%, 01/20/2020	1,127	1,130
5.375%, 01/27/2021	6,010	5,851
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (C)	470	481
6.750%, 09/21/2047 (C)	1,330	1,167
5.625%, 01/23/2046	1,305	1,014
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	5,140
4.875%, 01/18/2024	81	76
3.500%, 01/30/2023	785	697
2.460%, 12/15/2025	2,974	3,004
2.378%, 04/15/2025	1,479	1,490
Phillips 66 Partners
4.900%, 10/01/2046	745	696
3.550%, 10/01/2026	745	711
Plains All American Pipeline
3.650%, 06/01/2022	100	100
Pride International
6.875%, 08/15/2020	150	153
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (C)	1,175	1,160
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	683
3.000%, 12/21/2020 (C)	4,860	4,951
Schlumberger Investment
3.650%, 12/01/2023	100	104
3.300%, 09/14/2021 (C)	317	326
Shell International Finance
6.375%, 12/15/2038	840	1,062
4.375%, 03/25/2020	70	75
4.375%, 05/11/2045	990	976
4.300%, 09/22/2019	500	531
4.125%, 05/11/2035	8,470	8,422
4.000%, 05/10/2046	1,751	1,625
3.400%, 08/12/2023	2,145	2,187
2.875%, 05/10/2026	2,111	2,033
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	900	904
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	480	503
Spectra Energy Partners
4.500%, 03/15/2045	1,025	935
Statoil
5.250%, 04/15/2019	200	215

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	83

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.700%, 03/01/2024	$1,085	$1,134
Suncor Energy
3.600%, 12/01/2024	3,121	3,127
TC PipeLines
4.650%, 06/15/2021	477	497
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,418
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	375	364
Total Capital International
2.875%, 02/17/2022	2,515	2,541
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,541
Transcontinental Gas PipeLine LLC
7.850%, 02/01/2026 (C)	3,235	4,033
Transocean
6.800%, 12/15/2016	360	361
4.250%, 10/15/2017	1,720	1,719
Valero Energy
3.400%, 09/15/2026	1,875	1,775
Williams
8.750%, 03/15/2032	1,284	1,502
7.875%, 09/01/2021	1,324	1,513
7.750%, 06/15/2031	339	378
7.500%, 01/15/2031	9	10
Williams Partners
5.100%, 09/15/2045	220	200
4.500%, 11/15/2023	1,065	1,081
4.000%, 09/15/2025	710	685
3.600%, 03/15/2022	124	122
XTO Energy
5.500%, 06/15/2018	500	529

		179,119

Financials — 9.9%
Aegon
1.698%, 07/29/2049 (B)	2,180	1,526
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
Allstate
3.150%, 06/15/2023	1,375	1,399
American Express Credit MTN
2.375%, 03/24/2017	120	121
2.250%, 08/15/2019	3,165	3,180
1.800%, 07/31/2018	195	195
American International Group
6.250%, 05/01/2036	1,085	1,295
6.250%, 03/15/2037 (B)	2,578	2,620
4.375%, 01/15/2055	260	233
3.900%, 04/01/2026	3,123	3,169
Anadarko Finance
7.500%, 05/01/2031	240	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aon
4.600%, 06/14/2044	$330	$326
Australia & New Zealand Banking Group
1.431%, 10/29/2049 (B)	1,400	893
Bank of America
6.875%, 11/15/2018	125	136
6.100%, 06/15/2017	6,825	6,992
6.000%, 09/01/2017	4,675	4,827
5.750%, 12/01/2017	235	244
5.700%, 05/02/2017	1,870	1,902
5.420%, 03/15/2017	4,230	4,276
5.300%, 03/15/2017	1,995	2,017
1.150%, 06/15/2017 (B)	2,710	2,710
Bank of America MTN
6.400%, 08/28/2017	1,350	1,397
5.650%, 05/01/2018	2,040	2,143
5.625%, 07/01/2020	180	198
5.000%, 05/13/2021	75	82
5.000%, 01/21/2044	2,680	2,903
4.450%, 03/03/2026	4,822	4,955
4.200%, 08/26/2024	3,720	3,782
4.183%, 11/25/2027	2,185	2,180
4.100%, 07/24/2023	305	318
4.000%, 04/01/2024	6,110	6,317
4.000%, 01/22/2025	1,825	1,825
3.875%, 08/01/2025	1,180	1,201
3.500%, 04/19/2026	2,747	2,712
3.300%, 01/11/2023	1,313	1,314
3.248%, 10/21/2027	6,135	5,847
2.625%, 04/19/2021	2,455	2,442
2.503%, 10/21/2022	3,650	3,545
2.000%, 01/11/2018	70	70
Bank of Montreal MTN
2.550%, 11/06/2022	200	198
2.375%, 01/25/2019	50	50
1.400%, 09/11/2017	50	50
Bank of New York Mellon
3.550%, 09/23/2021	144	150
3.400%, 05/15/2024	5,665	5,771
1.969%, 06/20/2017 (D)	20	20
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	156
3.250%, 09/11/2024	270	272
2.450%, 08/17/2026	1,660	1,549
2.200%, 08/16/2023	1,770	1,686
Bank of Nova Scotia
1.450%, 04/25/2018	300	299
Bank of Tokyo-Mitsubishi UFJ
2.350%, 02/23/2017 (C)	295	296
Barclays Bank MTN
6.050%, 12/04/2017 (C)	850	881

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Bank
2.250%, 05/10/2017 (C)	$221	$222
Bear Stearns
7.250%, 02/01/2018	3,670	3,898
6.400%, 10/02/2017	3,370	3,506
4.650%, 07/02/2018	3,000	3,127
Berkshire Hathaway
4.500%, 02/11/2043	2,200	2,326
3.750%, 08/15/2021	488	520
3.125%, 03/15/2026	4,980	4,941
1.550%, 02/09/2018	85	85
BNP Paribas MTN
2.375%, 09/14/2017	1,490	1,500
BPCE
5.150%, 07/21/2024 (C)	1,550	1,568
BPCE MTN
2.750%, 12/02/2021	2,540	2,531
1.625%, 01/26/2018	300	300
Branch Banking & Trust
3.800%, 10/30/2026	250	257
Capital One Bank USA
3.375%, 02/15/2023	300	298
Capital One Financial
4.200%, 10/29/2025	1,679	1,681
3.750%, 07/28/2026	1,175	1,132
Chubb INA Holdings
4.350%, 11/03/2045	1,305	1,363
3.350%, 05/03/2026	2,116	2,130
2.300%, 11/03/2020	310	309
Citigroup
8.125%, 07/15/2039	1,307	1,920
5.500%, 09/13/2025	1,370	1,498
5.300%, 05/06/2044	330	351
4.750%, 05/18/2046	150	148
4.650%, 07/30/2045	1,630	1,682
4.600%, 03/09/2026	2,785	2,871
4.500%, 01/14/2022	50	54
4.450%, 09/29/2027	5,510	5,586
4.400%, 06/10/2025	2,040	2,084
4.300%, 11/20/2026	590	594
3.875%, 10/25/2023	151	156
3.700%, 01/12/2026	4,060	4,052
3.500%, 05/15/2023	930	930
3.200%, 10/21/2026	3,580	3,431
2.500%, 09/26/2018	2,545	2,570
2.150%, 07/30/2018	164	165
1.800%, 02/05/2018	4,130	4,129
1.550%, 08/14/2017	3,085	3,086
1.480%, 08/25/2036 (B)	3,239	2,423
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CME Group
3.000%, 09/15/2022	$400	$410
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	971
Compass Bank
3.875%, 04/10/2025	910	862
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (B) (C)	1,893	2,246
5.250%, 08/04/2045	380	414
4.625%, 12/01/2023	2,060	2,157
4.375%, 08/04/2025	1,330	1,355
3.750%, 07/21/2026	1,055	1,019
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	317
Credit Agricole
8.375%, 12/31/2049 (B) (C)	2,270	2,503
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,341
3.800%, 06/09/2023	3,570	3,505
3.450%, 04/16/2021 (C)	1,293	1,293
Credit Suisse NY MTN
5.400%, 01/14/2020	130	139
3.625%, 09/09/2024	1,360	1,367
Deutsche Bank
4.250%, 10/14/2021 (C)	4,540	4,464
Discover Bank
4.200%, 08/08/2023	1,000	1,038
3.100%, 06/04/2020	1,000	1,011
2.000%, 02/21/2018	2,000	2,001
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,010
Farmers Exchange Capital II
6.151%, 11/01/2053 (B) (C)	5,120	5,242
Fifth Third Bank
2.875%, 10/01/2021	200	203
General Electric
2.100%, 12/11/2019	356	358
General Electric MTN
6.875%, 01/10/2039	1,546	2,157
6.150%, 08/07/2037	537	685
5.875%, 01/14/2038	579	725
5.550%, 05/04/2020	269	298
5.500%, 01/08/2020	288	317
5.300%, 02/11/2021	230	255
4.650%, 10/17/2021	543	599
4.625%, 01/07/2021	184	200
4.375%, 09/16/2020	60	64
1.386%, 08/15/2036 (B)	3,035	2,591
General Motors Financial
4.200%, 03/01/2021	3,565	3,665
Goldman Sachs Capital II
4.000%, 06/01/2043 (B)	595	473

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	85

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group MTN
7.500%, 02/15/2019	$1,520	$1,693
6.000%, 06/15/2020	2,795	3,111
Goldman Sachs Group
6.750%, 10/01/2037	3,207	3,952
6.450%, 05/01/2036	70	83
6.250%, 02/01/2041	1,290	1,586
6.150%, 04/01/2018	7,500	7,911
5.250%, 07/27/2021	9,460	10,414
5.150%, 05/22/2045	1,870	1,926
4.750%, 10/21/2045	2,282	2,384
4.250%, 10/21/2025	1,090	1,106
3.750%, 02/25/2026	1,445	1,454
3.625%, 01/22/2023	508	520
3.500%, 11/16/2026	4,970	4,884
2.625%, 01/31/2019	100	101
2.350%, 11/15/2027	3,370	3,275
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	2,790	2,720
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,929
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,396
Hongkong & Shanghai Banking
1.125%, 07/22/2049 (B)	195	138
HSBC Bank
4.750%, 01/19/2021 (C)	250	268
4.125%, 08/12/2020 (C)	261	274
1.500%, 05/15/2018 (C)	100	99
1.038%, 06/29/2049 (B)	1,160	820
HSBC Finance
6.676%, 01/15/2021	1,530	1,719
HSBC Holdings
5.100%, 04/05/2021	170	184
4.375%, 11/23/2026	2,085	2,076
4.300%, 03/08/2026	5,345	5,491
4.250%, 03/14/2024	1,715	1,720
4.250%, 08/18/2025	1,520	1,514
4.000%, 03/30/2022	390	404
3.400%, 03/08/2021	360	365
2.650%, 01/05/2022	4,790	4,668
ING Bank
5.800%, 09/25/2023 (C)	1,800	1,967
3.750%, 03/07/2017 (C)	457	460
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	2,998
John Deere Capital MTN
2.250%, 04/17/2019	150	152
John Deere Capital
1.700%, 01/15/2020	340	336
JPMorgan Chase MTN
2.295%, 08/15/2021	3,370	3,309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.400%, 05/15/2038	$385	$494
6.000%, 07/05/2017	3,365	3,455
6.000%, 10/01/2017	9,155	9,485
4.950%, 06/01/2045	1,510	1,601
4.500%, 01/24/2022	1,287	1,388
4.350%, 08/15/2021	510	546
4.250%, 10/01/2027	2,590	2,662
4.125%, 12/15/2026	3,220	3,304
3.875%, 09/10/2024	440	445
3.625%, 05/13/2024	1,490	1,522
3.625%, 12/01/2027	4,735	4,611
3.250%, 09/23/2022	80	81
2.950%, 10/01/2026	3,041	2,901
2.700%, 05/18/2023	2,625	2,558
2.250%, 01/23/2020	5,665	5,647
KKR Group Finance II
5.500%, 02/01/2043 (C)	120	118
Kreditanstalt fuer Wiederaufbau
4.000%, 01/27/2020	1,646	1,761
1.000%, 07/15/2019	10,019	9,868
Lazard Group LLC
3.750%, 02/13/2025	2,250	2,210
Lloyds Bank
3.500%, 05/14/2025	100	102
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	219
Lloyds Banking Group
3.100%, 07/06/2021	2,610	2,636
M&T Bank
6.875%, 12/29/2049	2,770	2,776
Macquarie Bank
5.000%, 02/22/2017 (C)	150	151
Macquarie Bank MTN
1.516%, 10/27/2017 (B) (C)	2,605	2,611
Macquarie Group
6.250%, 01/14/2021 (C)	200	222
Marsh & McLennan
3.750%, 03/14/2026	1,625	1,663
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	1,650	2,447
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	256
MetLife
6.400%, 12/15/2036	1,400	1,516
4.600%, 05/13/2046	1,144	1,188
4.368%, 09/15/2023	510	550
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	1,125	1,195
1.950%, 09/15/2021 (C)	2,405	2,342
1.550%, 09/13/2019 (C)	1,615	1,592

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mitsubishi UFJ Financial Group
2.757%, 09/13/2026	$2,785	$2,630
Morgan Stanley MTN
7.300%, 05/13/2019	1,875	2,094
6.625%, 04/01/2018	4,710	4,998
5.950%, 12/28/2017	2,507	2,619
5.625%, 09/23/2019	1,145	1,244
5.550%, 04/27/2017	514	523
5.500%, 07/24/2020	2,080	2,280
5.500%, 07/28/2021	200	222
5.450%, 01/09/2017	1,600	1,607
4.350%, 09/08/2026	235	240
4.100%, 05/22/2023	110	113
4.000%, 07/23/2025	580	594
3.950%, 04/23/2027	660	653
3.875%, 04/29/2024	1,250	1,281
3.750%, 02/25/2023	179	184
3.125%, 07/27/2026	2,805	2,687
2.625%, 11/17/2021	9,500	9,396
2.500%, 04/21/2021	7,399	7,318
Morgan Stanley
1.875%, 01/05/2018	172	172
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	2,705	2,726
National City Bank
1.203%, 06/07/2017 (B)	3,000	3,001
National City Bank MTN
5.800%, 06/07/2017	525	536
Nationwide Building Society MTN
2.450%, 07/27/2021 (C)	950	941
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	164
Nationwide Mutual Insurance
3.140%, 12/15/2024 (B) (C)	4,407	4,337
Navient MTN
8.450%, 06/15/2018	530	571
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	295
2.100%, 01/02/2019 (C)	1,625	1,635
1.550%, 11/02/2018 (C)	2,500	2,493
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,787
Nordea Bank
4.875%, 05/13/2021 (C)	1,730	1,867
Northern Trust
2.375%, 08/02/2022	300	298
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	3,027
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	170	173
PNC Bank
6.875%, 04/01/2018	250	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.250%, 07/02/2019	$1,600	$1,612
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,164
Pricoa Global Funding I MTN
2.550%, 11/24/2020 (C)	2,875	2,877
1.600%, 05/29/2018 (C)	150	150
Private Export Funding
4.375%, 03/15/2019	4,660	4,973
Progressive
2.450%, 01/15/2027	1,015	944
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,507
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,787
Prudential Insurance of America
8.300%, 07/01/2025 (C)	250	326
Royal Bank of Canada
2.300%, 03/22/2021	70	70
1.875%, 02/05/2020	3,200	3,183
1.200%, 09/19/2017	300	300
1.063%, 06/29/2085 (B)	860	569
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,324
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	320	349
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,677
Santander Holdings USA
3.450%, 08/27/2018	55	56
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	203
2.875%, 08/05/2021	4,600	4,491
Societe Generale
1.368%, 11/29/2049 (B)	860	533
Stadshypotek
1.875%, 10/02/2019 (C)	4,015	3,998
Standard Chartered
5.700%, 03/26/2044 (C)	2,007	1,975
5.200%, 01/26/2024 (C)	410	421
State Street
4.956%, 03/15/2018	2,390	2,480
3.300%, 12/16/2024	310	314
Sumitomo Mitsui Financial Group
3.010%, 10/19/2026	2,995	2,859
Svenska Handelsbanken MTN
1.875%, 09/07/2021	2,655	2,570
Synchrony Financial
3.700%, 08/04/2026	2,105	2,022
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,740	2,231
4.900%, 09/15/2044 (C)	1,205	1,286

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	87

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toronto-Dominion Bank
2.250%, 03/15/2021 (C)	$4,630	$4,620
Travelers
4.600%, 08/01/2043	50	54
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	1,010	1,018
4.125%, 04/15/2026 (C)	1,460	1,482
2.650%, 02/01/2022 (C)	3,260	3,167
US Bancorp MTN
3.600%, 09/11/2024	160	164
2.950%, 07/15/2022	497	501
US Bank
2.125%, 10/28/2019	1,320	1,329
Voya Financial
2.900%, 02/15/2018	267	270
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	4,442	4,331
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	741
3.750%, 09/17/2024 (C)	1,370	1,387
1.750%, 09/15/2017 (C)	2,100	2,106
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,355
4.650%, 11/04/2044	560	558
4.600%, 04/01/2021	500	540
4.400%, 06/14/2046	220	212
4.300%, 07/22/2027	3,100	3,205
4.100%, 06/03/2026	359	365
3.500%, 03/08/2022	250	258
3.450%, 02/13/2023	685	684
3.000%, 01/22/2021	3,020	3,072
1.650%, 01/22/2018	3,635	3,638
Wells Fargo
6.000%, 11/15/2017	3,370	3,509
5.625%, 12/11/2017	830	864
5.606%, 01/15/2044	700	795
5.375%, 11/02/2043	220	245
4.480%, 01/16/2024	392	412
3.000%, 04/22/2026	2,075	1,991
3.000%, 10/23/2026	5,180	4,957
2.100%, 07/26/2021	5,215	5,098
Wells Fargo Capital X
5.950%, 12/15/2036	520	552
Welltower
4.250%, 04/01/2026	1,100	1,136

		544,458

Health Care — 2.7%
Abbott Laboratories
4.900%, 11/30/2046	1,885	1,901
4.750%, 11/30/2036	830	839
3.750%, 11/30/2026	6,155	6,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.400%, 11/30/2023	$7,785	$7,724
2.900%, 11/30/2021	1,965	1,956
AbbVie
4.700%, 05/14/2045	34	33
4.500%, 05/14/2035	1,800	1,760
4.450%, 05/14/2046	1,525	1,430
3.600%, 05/14/2025	2,435	2,406
3.200%, 05/14/2026	2,730	2,594
2.900%, 11/06/2022	350	345
2.500%, 05/14/2020	2,639	2,633
1.800%, 05/14/2018	1,500	1,499
1.750%, 11/06/2017	2,120	2,125
Actavis
3.250%, 10/01/2022	112	112
Actavis Funding SCS
4.750%, 03/15/2045	3,551	3,513
4.550%, 03/15/2035	1,010	996
3.800%, 03/15/2025	6,153	6,201
3.450%, 03/15/2022	2,935	2,977
Aetna
4.375%, 06/15/2046	250	246
3.200%, 06/15/2026	920	900
2.800%, 06/15/2023	7,898	7,720
2.400%, 06/15/2021	730	724
2.200%, 03/15/2019	945	950
Amgen
5.150%, 11/15/2041	2,020	2,133
4.663%, 06/15/2051 (C)	3,939	3,821
4.400%, 05/01/2045	2,905	2,774
3.875%, 11/15/2021	200	210
3.625%, 05/22/2024	220	224
2.600%, 08/19/2026	1,550	1,436
2.125%, 05/01/2020	84	84
Anthem
5.875%, 06/15/2017	350	358
4.625%, 05/15/2042	219	217
3.700%, 08/15/2021	290	300
3.300%, 01/15/2023	133	133
3.125%, 05/15/2022	740	738
AstraZeneca
5.900%, 09/15/2017	100	103
3.375%, 11/16/2025	1,000	996
Baxalta
3.600%, 06/23/2022	2,920	2,959
Becton Dickinson
4.875%, 05/15/2044	95	98
4.685%, 12/15/2044	668	685
3.734%, 12/15/2024	989	1,013
2.675%, 12/15/2019	1,551	1,579
Biogen
5.200%, 09/15/2045	900	962
3.625%, 09/15/2022	815	840

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Catholic Health Initiatives
4.350%, 11/01/2042	$190	$169
Celgene
5.000%, 08/15/2045	5,397	5,579
3.875%, 08/15/2025	1,380	1,403
3.625%, 05/15/2024	166	167
3.550%, 08/15/2022	550	564
1.900%, 08/15/2017	175	176
Express Scripts Holding
4.800%, 07/15/2046	1,073	1,028
3.400%, 03/01/2027	2,300	2,178
Forest Laboratories
5.000%, 12/15/2021 (C)	173	187
Gilead Sciences
4.750%, 03/01/2046	540	555
4.500%, 02/01/2045	95	94
4.150%, 03/01/2047	4,890	4,580
3.700%, 04/01/2024	2,660	2,732
3.650%, 03/01/2026	890	898
3.250%, 09/01/2022	1,344	1,374
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,680
2.850%, 05/08/2022	410	413
Humana
7.200%, 06/15/2018	1,950	2,111
3.850%, 10/01/2024	2,530	2,584
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,687
3.700%, 03/01/2046	970	959
Medtronic
4.625%, 03/15/2045	860	913
4.375%, 03/15/2035	176	183
3.625%, 03/15/2024	1,140	1,184
3.500%, 03/15/2025	700	718
3.150%, 03/15/2022	150	154
Merck
2.750%, 02/10/2025	520	511
2.350%, 02/10/2022	2,245	2,234
Novartis Securities Investment
5.125%, 02/10/2019	94	101
Perrigo Finance Unlimited
4.375%, 03/15/2026	1,240	1,239
Pfizer
4.000%, 12/15/2036	2,285	2,293
3.000%, 12/15/2026	1,315	1,296
2.200%, 12/15/2021	2,635	2,617
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	3,785	3,550
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	186
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	4,100	3,782

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.800%, 07/21/2023	$2,830	$2,667
Thermo Fisher Scientific
3.600%, 08/15/2021	710	737
3.300%, 02/15/2022	905	919
2.950%, 09/19/2026	1,990	1,877
UnitedHealth Group
6.625%, 11/15/2037	200	263
5.800%, 03/15/2036	560	674
4.625%, 07/15/2035	2,235	2,410
3.875%, 10/15/2020	870	917
3.375%, 11/15/2021	400	416
3.100%, 03/15/2026	1,680	1,666
2.875%, 12/15/2021	1,895	1,928
2.875%, 03/15/2023	150	150
Wyeth LLC
6.450%, 02/01/2024	365	447
5.950%, 04/01/2037	320	398
Zimmer Biomet Holdings
2.700%, 04/01/2020	70	70

		146,951

Industrials — 1.7%
ABB Finance USA
4.375%, 05/08/2042	180	189
AerCap Ireland Capital
4.500%, 05/15/2021	590	608
Air 2 US
8.027%, 10/01/2019 (C)	344	361
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	59	64
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	3,237	3,468
Aviation Capital Group
6.750%, 04/06/2021 (C)	720	841
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,261
Boeing
7.250%, 06/15/2025	107	139
4.875%, 02/15/2020	2,440	2,662
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	274
4.900%, 04/01/2044	115	127
4.550%, 09/01/2044	1,115	1,173
4.150%, 04/01/2045	1,140	1,136
4.100%, 06/01/2021	449	479
3.050%, 09/01/2022	300	307
Canadian Pacific Railway
6.125%, 09/15/2115	34	39

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	89

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar
7.900%, 12/15/2018	$50	$56
4.300%, 05/15/2044	50	52
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,927
1.250%, 11/06/2017	21	21
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	28	29
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	312	328
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	631	675
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	1,229	1,364
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,207	2,427
CSX
4.250%, 06/01/2021	65	70
Delta Air Lines, Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	1,166	1,364
Delta Air Lines, Pass-Through Trust, Ser 2010- 2, Cl A
4.950%, 05/23/2019	34	35
Eaton
7.625%, 04/01/2024	325	392
4.150%, 11/02/2042	530	516
4.000%, 11/02/2032	99	98
2.750%, 11/02/2022	1,460	1,443
1.500%, 11/02/2017	82	82
FedEx
4.550%, 04/01/2046	1,755	1,749
GE Capital International Funding Unlimited
4.418%, 11/15/2035	2,970	3,092
2.342%, 11/15/2020	1,670	1,669
General Electric
5.250%, 12/06/2017	91	95
4.500%, 03/11/2044	1,310	1,380
4.125%, 10/09/2042	91	91
ILFC E-Capital Trust II
4.250%, 12/21/2065 (B) (C)	1,200	984
Illinois Tool Works
2.650%, 11/15/2026	1,015	975
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	133
International Lease Finance
7.125%, 09/01/2018 (C)	4,025	4,357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

L-3 Communications
4.950%, 02/15/2021	$212	$228
3.850%, 12/15/2026	715	714
Lockheed Martin
4.700%, 05/15/2046	1,035	1,118
3.550%, 01/15/2026	4,150	4,247
3.350%, 09/15/2021	1,885	1,954
3.100%, 01/15/2023	110	111
2.500%, 11/23/2020	1,770	1,782
Mexico City Airport Trust
5.500%, 10/31/2046 (C)	2,720	2,400
Northrop Grumman
3.850%, 04/15/2045	638	604
3.250%, 08/01/2023	7,270	7,443
3.200%, 02/01/2027	2,655	2,642
Penske Truck Leasing LP
3.400%, 11/15/2026 (C)	2,895	2,789
3.375%, 02/01/2022 (C)	1,267	1,276
3.200%, 07/15/2020 (C)	1,485	1,500
Raytheon
3.125%, 10/15/2020	720	745
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	2,940	2,976
2.350%, 10/15/2026 (C)	2,325	2,155
Union Pacific
4.050%, 03/01/2046	1,290	1,283
United Parcel Service
3.125%, 01/15/2021	90	94
United Technologies
8.875%, 11/15/2019	400	476
5.400%, 05/01/2035	640	750
1.950%, 11/01/2021	1,475	1,442
1.800%, 06/01/2017	350	351
1.778%, 05/04/2018 (D)	4,500	4,499
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	39	43
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	4,196	4,490
Valmont Industries
5.250%, 10/01/2054	925	805
Wabtec
3.450%, 11/15/2026 (C)	1,590	1,530
Waste Management
3.900%, 03/01/2035	39	38
3.500%, 05/15/2024	650	668

		92,725

Information Technology — 1.6%
Apple
4.650%, 02/23/2046	2,460	2,604

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 05/13/2045	$1,625	$1,661
3.850%, 05/04/2043	2,545	2,403
3.850%, 08/04/2046	1,645	1,539
3.450%, 05/06/2024	350	361
3.450%, 02/09/2045	156	137
2.450%, 08/04/2026	2,560	2,407
2.150%, 02/09/2022	90	88
1.131%, 05/03/2018 (B)	273	274
Cisco Systems
2.200%, 09/20/2023	3,260	3,133
1.850%, 09/20/2021	6,825	6,648
1.400%, 09/20/2019	3,975	3,929
Diamond 1 Finance
6.020%, 06/15/2026 (C)	1,200	1,263
4.420%, 06/15/2021 (C)	2,150	2,212
3.480%, 06/01/2019 (C)	1,890	1,925
Fidelity National Information Services
4.500%, 08/15/2046	718	668
3.625%, 10/15/2020	1,640	1,693
2.850%, 10/15/2018	2,050	2,085
2.250%, 08/15/2021	1,165	1,136
Harris
5.054%, 04/27/2045	480	498
4.854%, 04/27/2035	210	214
Hewlett Packard Enterprise
6.600%, 10/15/2045 (C)	2,625	2,588
5.150%, 10/15/2025 (C)	925	946
HP
4.650%, 12/09/2021	58	62
Intel
4.900%, 07/29/2045	110	123
3.700%, 07/29/2025	300	316
3.300%, 10/01/2021	75	78
3.100%, 07/29/2022	75	77
International Business Machines
5.700%, 09/14/2017	210	218
3.625%, 02/12/2024	355	369
KLA-Tencor
4.125%, 11/01/2021	2,450	2,555
Lam Research
3.800%, 03/15/2025	150	151
2.750%, 03/15/2020	95	95
Mastercard
3.375%, 04/01/2024	720	743
Microsoft
4.450%, 11/03/2045	1,000	1,055
4.200%, 11/03/2035	1,165	1,215
3.950%, 08/08/2056	685	637
3.750%, 02/12/2045	2,195	2,062
3.700%, 08/08/2046	2,165	2,015
3.500%, 02/12/2035	2,294	2,197
3.450%, 08/08/2036	1,025	967

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.400%, 08/08/2026	$2,510	$2,383
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	49
2.000%, 08/08/2023	3,905	3,721
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	280	288
Oracle
5.750%, 04/15/2018	200	212
3.900%, 05/15/2035	3,995	3,908
3.850%, 07/15/2036	810	785
2.400%, 09/15/2023	7,345	7,095
1.900%, 09/15/2021	2,025	1,979
1.200%, 10/15/2017	104	104
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,404
Visa
4.300%, 12/14/2045	810	845
3.150%, 12/14/2025	820	821
2.800%, 12/14/2022	4,980	5,017
2.200%, 12/14/2020	480	480

		86,542

Materials — 1.0%
Air Liquide Finance
2.500%, 09/27/2026 (C)	1,520	1,430
2.250%, 09/27/2023 (C)	2,735	2,622
1.750%, 09/27/2021 (C)	1,780	1,717
1.375%, 09/27/2019 (C)	2,110	2,077
Barrick Gold
6.950%, 04/01/2019	662	726
5.250%, 04/01/2042	675	679
4.100%, 05/01/2023	477	495
Barrick North America Finance LLC
5.700%, 05/30/2041	520	549
4.400%, 05/30/2021	2,020	2,145
BHP Billiton Finance USA
6.750%, 10/19/2075 (B) (C)	1,610	1,775
6.500%, 04/01/2019	445	491
5.000%, 09/30/2043	815	907
3.250%, 11/21/2021	2,850	2,944
2.875%, 02/24/2022	160	162
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,079
CF Industries
4.500%, 12/01/2026 (C)	1,785	1,752
3.400%, 12/01/2021 (C)	1,425	1,413
Chevron Phillips Chemical LLC
3.400%, 12/01/2026 (C)	1,050	1,044
Dow Chemical
8.550%, 05/15/2019	113	130
4.125%, 11/15/2021	219	232

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	91

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 11/15/2022	$5,005	$5,008
Eastman Chemical
2.700%, 01/15/2020	2,295	2,303
Ecolab
4.350%, 12/08/2021	420	452
Equate Petrochemical BV
3.000%, 03/03/2022 (C)	1,900	1,796
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	3,105	2,936
Freeport-McMoRan
4.000%, 11/14/2021	1,280	1,254
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	49	52
6.500%, 11/15/2020	227	234
Georgia-Pacific LLC
8.875%, 05/15/2031	230	344
Glencore Finance Canada
2.700%, 10/25/2017 (C)	1,900	1,904
Glencore Funding LLC
2.875%, 04/16/2020 (C)	1,350	1,336
International Paper
5.150%, 05/15/2046	1,465	1,478
5.000%, 09/15/2035	1,155	1,192
Mosaic
5.625%, 11/15/2043	470	443
OCP
4.500%, 10/22/2025 (C)	1,860	1,762
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	11
PPG Industries
6.650%, 03/15/2018	94	100
Praxair
4.050%, 03/15/2021	73	78
Rio Tinto Finance USA
7.125%, 07/15/2028	20	26
3.750%, 09/20/2021	290	304
Rock-Tenn
4.000%, 03/01/2023	330	342
3.500%, 03/01/2020	570	581
Southern Copper
5.250%, 11/08/2042	3,610	3,279
Stauffer Chemical (A) (E)
8.887%, 04/15/2018	860	602
8.610%, 04/15/2017	350	245
Vale Overseas
6.875%, 11/21/2036	3,323	3,200
6.250%, 08/10/2026	705	734
5.875%, 06/10/2021	700	733

		57,098

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	$3,000	$2,990
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,578
Boston Properties
3.800%, 02/01/2024	2,000	2,033
DDR
4.625%, 07/15/2022	2,355	2,494
3.375%, 05/15/2023	1,525	1,479
ERP Operating
5.750%, 06/15/2017	100	102
4.625%, 12/15/2021	200	218
First Industrial MTN
7.500%, 12/01/2017	1,765	1,857
HCP
3.875%, 08/15/2024	4,611	4,576
2.625%, 02/01/2020	100	100
Health Care
4.500%, 01/15/2024	183	193
Healthcare Realty Trust
5.750%, 01/15/2021	60	66
3.750%, 04/15/2023	75	75
Highwoods Properties
7.500%, 04/15/2018	1,339	1,435
Mid-America Apartments
4.300%, 10/15/2023	625	654
4.000%, 11/15/2025	695	704
3.750%, 06/15/2024	1,585	1,590
Piedmont Operating Partnership
4.450%, 03/15/2024	125	125
Post Apartment Homes
4.750%, 10/15/2017	70	71
Realty Income
3.250%, 10/15/2022	150	152
2.000%, 01/31/2018	2,115	2,122
Simon Property Group
3.250%, 11/30/2026	1,310	1,290
2.350%, 01/30/2022	985	974
SL Green Realty
7.750%, 03/15/2020	2,000	2,268
Tanger Properties
3.875%, 12/01/2023	790	803
3.750%, 12/01/2024	865	867
Ventas Realty
4.125%, 01/15/2026	45	46
2.700%, 04/01/2020	2,950	2,972
Welltower
4.950%, 01/15/2021	3,340	3,606
4.700%, 09/15/2017	225	230

		37,670

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	$1,450	$1,503
5.000%, 03/30/2020	540	579
AT&T
6.000%, 08/15/2040	2,220	2,442
5.800%, 02/15/2019	675	726
5.500%, 02/01/2018	130	135
4.750%, 05/15/2046	5,385	5,030
4.500%, 03/09/2048 (C)	2,218	1,976
4.450%, 05/15/2021	440	465
4.450%, 04/01/2024	4,045	4,205
4.350%, 06/15/2045	2,257	1,979
3.950%, 01/15/2025	2,510	2,508
3.900%, 03/11/2024	1,000	1,005
3.875%, 08/15/2021	350	363
3.800%, 03/15/2022	1,340	1,367
3.400%, 05/15/2025	10,569	10,154
3.000%, 02/15/2022	700	694
3.000%, 06/30/2022	3,086	3,028
2.450%, 06/30/2020	64	63
1.750%, 01/15/2018	150	150
Bharti Airtel
4.375%, 06/10/2025 (C)	1,870	1,838
British Telecommunications
5.950%, 01/15/2018	1,011	1,057
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	247
Cox Communications
4.800%, 02/01/2035 (C)	365	334
4.700%, 12/15/2042 (C)	10	9
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	2,310	2,315
Grupo Televisa
5.000%, 05/13/2045	695	586
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200
Rogers Communications
4.100%, 10/01/2023	133	140
Sprint Capital
8.750%, 03/15/2032	390	410
Sprint Spectrum LLC
3.360%, 09/20/2021 (C)	2,150	2,155
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	103
5.877%, 07/15/2019	180	195
5.462%, 02/16/2021	69	75
5.134%, 04/27/2020	1,160	1,241
Verizon Communications
6.400%, 09/15/2033	1,994	2,382
5.850%, 09/15/2035	150	170
5.150%, 09/15/2023	2,230	2,469

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.050%, 03/15/2034	$308	$322
4.862%, 08/21/2046	3,821	3,831
4.522%, 09/15/2048	1,430	1,364
4.400%, 11/01/2034	7,080	6,896
4.272%, 01/15/2036	3,830	3,660
4.150%, 03/15/2024	880	923
4.125%, 08/15/2046	1,870	1,668
3.850%, 11/01/2042	800	692
Vodafone Group
2.950%, 02/19/2023	1,850	1,802

		75,456

Utilities — 2.4%
AEP Texas Central Transition Funding II LLC
5.170%, 01/01/2018	439	448
Alabama Power
5.500%, 10/15/2017	100	104
Alabama Power Capital Trust V
3.946%, 10/01/2042 (B)	100	96
American Electric Power
1.650%, 12/15/2017	1,920	1,921
Appalachian Power
4.450%, 06/01/2045	1,600	1,616
Arizona Public Service
2.550%, 09/15/2026	995	941
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,099
4.500%, 02/01/2045	1,500	1,545
3.750%, 11/15/2023	488	511
Boston Gas
4.487%, 02/15/2042 (C)	140	142
CenterPoint Energy Resources
6.125%, 11/01/2017	320	333
4.500%, 01/15/2021	246	258
CMS Energy
2.950%, 02/15/2027	740	703
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	1,875	1,744
Commonwealth Edison
3.700%, 03/01/2045	355	334
Consolidated Edison of New York
6.650%, 04/01/2019	650	719
5.850%, 04/01/2018	236	250
4.450%, 03/15/2044	2,475	2,579
3.850%, 06/15/2046	625	593
Dominion Resources
4.700%, 12/01/2044	505	511
2.962%, 07/01/2019	640	649
2.850%, 08/15/2026	1,015	950
2.500%, 12/01/2019	1,985	2,009
2.000%, 08/15/2021	1,015	985
1.600%, 08/15/2019	1,335	1,318

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	93

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DTE Energy
1.500%, 10/01/2019	$1,805	$1,774
Duke Energy
4.800%, 12/15/2045	320	335
3.750%, 09/01/2046	840	751
3.550%, 09/15/2021	722	750
2.650%, 09/01/2026	1,940	1,800
1.800%, 09/01/2021	1,550	1,494
Duke Energy Carolinas LLC
5.250%, 01/15/2018	326	339
4.250%, 12/15/2041	1,000	1,016
4.000%, 09/30/2042	1,512	1,486
3.875%, 03/15/2046	670	648
2.500%, 03/15/2023	1,415	1,403
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,286
3.400%, 10/01/2046	665	589
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,830
Electricite de France
6.000%, 01/22/2114 (C)	310	304
5.250%, 10/13/2055 (C)	770	773
Entergy Louisiana LLC
6.500%, 09/01/2018	500	539
Exelon
5.625%, 06/15/2035	1,720	1,907
3.950%, 06/15/2025	1,840	1,888
FirstEnergy
4.250%, 03/15/2023	2,040	2,115
2.750%, 03/15/2018	650	655
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,131
Florida Power & Light
4.050%, 10/01/2044	3,600	3,651
3.250%, 06/01/2024	360	368
Fortis
3.055%, 10/04/2026 (C)	2,385	2,237
2.100%, 10/04/2021 (C)	1,195	1,156
Georgia Power
5.950%, 02/01/2039	50	60
Indiana Michigan Power
4.550%, 03/15/2046	710	731
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,477
Jersey Central Power & Light
7.350%, 02/01/2019	100	110
Kansas City Power & Light
5.300%, 10/01/2041	250	266
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,475
KeySpan Gas East
5.819%, 04/01/2041 (C)	2,500	2,934

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.742%, 08/15/2026 (C)	$1,175	$1,119
Majapahit Holding
7.750%, 01/20/2020	660	746
Metropolitan Edison
3.500%, 03/15/2023 (C)	5,050	5,043
MidAmerican Energy
4.250%, 05/01/2046	905	932
3.500%, 10/15/2024	990	1,029
2.400%, 03/15/2019	115	117
NiSource Finance
6.800%, 01/15/2019	3,547	3,886
5.800%, 02/01/2042	471	551
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,493
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,751
6.050%, 03/01/2034	710	883
5.800%, 03/01/2037	560	676
5.400%, 01/15/2040	156	182
4.450%, 04/15/2042	2,360	2,454
3.250%, 09/15/2021	35	36
2.950%, 03/01/2026	1,213	1,190
PacifiCorp
5.650%, 07/15/2018	500	532
PECO Energy
4.150%, 10/01/2044	1,985	1,988
3.150%, 10/15/2025	1,485	1,491
PPL Electric Utilities
4.150%, 10/01/2045	1,075	1,072
Progress Energy
6.000%, 12/01/2039	200	240
Public Service of New Hampshire
3.500%, 11/01/2023	960	985
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,252
Sierra Pacific Power
2.600%, 05/01/2026	1,560	1,490
Southern
4.400%, 07/01/2046	1,385	1,358
2.150%, 09/01/2019	1,920	1,922
Southern California Edison
3.500%, 10/01/2023	1,015	1,059
Southern California Gas
2.600%, 06/15/2026	1,780	1,713
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,517
2.450%, 10/01/2023	665	631
Southern Power
4.950%, 12/15/2046	1,340	1,296
Southwestern Electric Power
6.450%, 01/15/2019	672	732
3.900%, 04/01/2045	925	852

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.750%, 10/01/2026	$2,400	$2,253
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,585
4.000%, 11/15/2046	990	983
3.150%, 01/15/2026	995	990
2.950%, 11/15/2026	990	968
Virginia Electric and Power
2.950%, 01/15/2022	1,720	1,751
Xcel Energy
2.600%, 03/15/2022	1,435	1,432

		130,816

Total Corporate Obligations (Cost $1,569,314) ($ Thousands)		1,582,192

ASSET-BACKED SECURITIES — 10.3%

Automotive — 2.2%
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,290	1,293
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,985	1,986
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	757	756
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,010	1,010
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A2A
1.370%, 11/08/2019	1,029	1,029
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	2,291	2,281
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	1,421	1,424
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	430	436
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	3,014	3,003
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	2,591	2,577
Avis Budget Rental Car Funding LLC, Ser 2014- 1A, Cl A
2.460%, 07/20/2020 (C)	2,514	2,518
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	576	576
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	717	718

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	$1,665	$1,667
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	711	710
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (C)	452	453
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	1,945	1,968
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	2,005	2,018
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	1,116	1,119
California Republic Auto Receivables Trust, Ser 2016-2, Cl A2
1.340%, 03/15/2019	1,054	1,054
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	1,852	1,838
Capital Auto Receivables Asset Trust, Ser 2013- 3, Cl A4
1.680%, 04/20/2018	90	90
Capital Auto Receivables Asset Trust, Ser 2013- 4, Cl A4
1.470%, 07/20/2018	1,128	1,128
Capital Auto Receivables Asset Trust, Ser 2014- 1, Cl A4
1.690%, 10/22/2018	1,629	1,632
Capital Auto Receivables Asset Trust, Ser 2015- 1, Cl A3
1.610%, 06/20/2019	1,888	1,891
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A2
1.390%, 09/20/2018	924	924
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A3
1.730%, 09/20/2019	1,622	1,627
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A4
1.970%, 01/21/2020	2,404	2,396
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A1A
1.390%, 02/20/2018 (C)	2,333	2,334
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	1,731	1,740

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	95

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A2
1.620%, 03/20/2019	$1,065	$1,064
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A3
1.830%, 03/20/2020	2,117	2,112
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A4
2.010%, 07/20/2020	874	871
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A2A
1.500%, 11/20/2018	2,040	2,039
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A3
1.730%, 04/20/2020	2,120	2,109
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A4
1.980%, 10/20/2020	955	953
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A2A
1.320%, 01/20/2019	643	642
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A3
1.460%, 06/20/2020	1,543	1,535
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A2A
1.360%, 04/22/2019	1,199	1,198
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A3
1.540%, 08/20/2020	1,033	1,029
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A4
1.690%, 03/22/2021	866	861
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (C)	3,302	3,303
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	1,060	1,058
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	6,212	6,289
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,488
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (C)	3,487	3,537
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (C)	1,769	1,773
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,655
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	767	767

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
1.035%, 02/15/2021 (B)	$180	$180
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	3,800	3,805
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.105%, 01/15/2022 (B)	988	992
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	886	878
Hertz Vehicle Financing LLC, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,057
Hertz Vehicle Financing LLC, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (C)	1,878	1,839
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	6,137	6,127
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	247	247
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	2,645	2,646
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	29	29
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	2,236	2,234
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	3,510	3,506
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A3
1.180%, 01/15/2021	1,609	1,600
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	2,325	2,326
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A2
1.390%, 11/15/2019 (C)	2,002	2,000
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A3
1.710%, 04/15/2021 (C)	801	796
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (C)	596	589
Toyota Auto Receivables, Ser 2016-C, Cl A2A
1.000%, 01/15/2019	1,495	1,492
Toyota Auto Receivables, Ser 2016-C, Cl A3
1.140%, 08/17/2020	1,993	1,982

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2016- B, Cl A3
1.300%, 02/15/2022	$1,966	$1,950

		118,754

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	1,570	1,572
BA Credit Card Trust, Ser 2007-A1, Cl A1
5.170%, 06/15/2019	920	925
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	1,615	1,673
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,110	1,111
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	2,770	2,777
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	198	198
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
0.988%, 02/15/2022 (B)	2,021	2,030
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.165%, 02/15/2024 (B)	1,769	1,778
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	1,460	1,460
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	1,250	1,251
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
0.872%, 05/26/2020 (B)	1,424	1,427
Citibank Credit Card Issuance Trust, Ser 2014- A2, Cl A2
1.020%, 02/22/2019	3,510	3,511
Citibank Credit Card Issuance Trust, Ser 2014- A4, Cl A4
1.230%, 04/24/2019	2,870	2,872
Citibank Credit Card Issuance Trust, Ser 2014- A8, Cl A8
1.730%, 04/09/2020	823	827
Discover Card Execution Note Trust, Ser 2013- A1, Cl A1
0.838%, 08/17/2020 (B)	1,392	1,394
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,769	1,772
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	2,295	2,276
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	1,537	1,542

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	$332	$333
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,632	1,601
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	2,418	2,412
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	3,129	3,107

		37,849

Mortgage Related Securities — 0.6%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	39	37
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.574%, 04/25/2034 (B)	1,113	1,026
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
0.794%, 10/25/2035 (B)	4,618	4,540
Asset-Backed Funding Certificates, Ser 2005- AQ1, Cl A4
5.010%, 06/25/2035	320	327
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.510%, 12/15/2033 (B)	1,717	1,617
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
1.299%, 07/25/2035 (B)	191	191
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	94	94
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	19	19
Centex Home Equity, Ser 2005-A, Cl M1
1.014%, 01/25/2035 (B)	4,495	4,262
Centex Home Equity, Ser 2006-A, Cl AV4
0.842%, 06/25/2036 (B)	65	63
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	40	39
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	97

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.358%, 09/15/2029 (B)	$254	$236
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.532%, 05/25/2039 (B) (C)	197	187
GSAA Trust, Ser 2005-6, Cl A3
0.904%, 06/25/2035 (B)	1,508	1,495
GSAMP Trust, Ser 2006-HE2, Cl A3
0.852%, 03/25/2046 (B)	8,000	7,558
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
0.984%, 06/25/2035 (B)	1,319	1,315
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.694%, 08/25/2036 (B)	943	442
Morgan Stanley ABS Capital I Trust, Ser 2005- WMC3, Cl M4
1.464%, 03/25/2035 (B)	5,500	5,421
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	104	103
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	66	67
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.884%, 04/25/2037 (B) (C)	363	319
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	160	159
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	253	256
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.534%, 10/25/2034 (B)	6,637	6,502

		36,275

Other Asset-Backed Securities — 6.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.384%, 12/27/2022 (B) (C)	137	138
Access Group, Ser 2006-1, Cl A2
0.935%, 08/25/2023 (B)	385	382
Ally Master Owner Trust, Ser 2012-4, Cl A
1.720%, 07/15/2019	125	125
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	6,585	6,598
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	3,428	3,429
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	4,290	4,294
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.964%, 07/25/2035 (B)	22	22
Apidos CLO XVI, Ser 2014-16A, Cl B
3.488%, 01/19/2025 (B) (C)	500	500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Apidos CLO XVIII, Ser 2014-18A, Cl A1
2.114%, 07/22/2026 (B) (C)	$1,500	$1,501
Apidos CLO XXII, Ser 2015-22A, Cl A1
2.381%, 10/20/2027 (B) (C)	3,000	3,009
Arrowpoint CLO, Ser 2014-2A, Cl A1L
2.156%, 03/12/2026 (B) (C)	1,900	1,900
Babson CLO, Ser 2014-IIA, Cl A
2.069%, 10/17/2026 (B) (C)	1,000	996
Ballyrock CLO, Ser 2014-1A, Cl A1
2.176%, 10/20/2026 (B) (C)	1,620	1,622
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.934%, 08/25/2043 (B)	952	943
Brazos Education Loan Authority, Ser 2012-1, Cl A1
1.234%, 12/26/2035 (B)	2,912	2,864
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.125%, 02/25/2035 (B)	4,835	4,745
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.625%, 02/25/2030 (B)	1,507	1,506
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.715%, 10/27/2036 (B)	3,520	3,377
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.964%, 02/25/2031 (B) (C)	896	807
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.480%, 10/15/2025 (B) (C)	300	300
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.717%, 10/15/2021 (B) (C)	382	299
Cent CLO 17, Ser 2013-17A, Cl A1
2.187%, 01/30/2025 (B) (C)	500	500
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	4	4
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.164%, 11/25/2034	347	360
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	344	351
CIFC Funding, Ser 2014-1A, Cl B1
2.679%, 04/18/2025 (B) (C)	1,500	1,500

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIFC Funding, Ser 2014-2A, Cl A1L
2.410%, 05/24/2026 (B) (C)	$1,000	$1,002
CIT Education Loan Trust, Ser 2007-1, Cl A
0.730%, 03/25/2042 (B) (C)	2,554	2,382
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	1,355	1,386
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,659
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.755%, 03/25/2037	990	1,024
Commonbond Student Loan Trust, Ser 2015-A, Cl A
3.200%, 06/25/2032 (C)	419	420
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,990	2,846
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (B)	2	2
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	47	49
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	42	43
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040 (B) (C)	850	96
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.074%, 12/25/2034 (B)	4,474	4,235
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.947%, 10/25/2046 (B)	125	116
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.864%, 07/25/2036 (B) (C)	157	130
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.434%, 10/25/2047 (B)	464	429
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.217%, 04/25/2047	3,045	3,012
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	57	56
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.473%, 12/25/2036	521	386
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF4
3.473%, 12/25/2036	736	549

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.838%, 02/15/2034 (B)	$197	$182
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.658%, 04/15/2037 (B)	5,609	5,002
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.180%, 04/15/2027 (B) (C)	3,860	3,863
Educational Funding of the South, Ser 2011-1, Cl A2
1.365%, 04/25/2035 (B)	2,372	2,337
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.584%, 04/25/2033 (B) (C)	4,600	4,464
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	83	84
First Franklin Mortgage Loan Trust, Ser 2002- FF3, Cl A1
1.452%, 08/25/2032 (B)	3,462	3,263
First Franklin Mortgage Loan Trust, Ser 2005- FFH3, Cl M1
1.044%, 09/25/2035 (B)	1,730	1,728
Flatiron CLO, Ser 2014-1A, Cl A1
2.059%, 07/17/2026 (B) (C)	1,510	1,510
Ford Credit Floorplan Master Owner Trust, Ser 2012-5, Cl A
1.490%, 09/15/2019	274	275
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.888%, 08/15/2019 (B)	2,450	2,451
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A1
1.420%, 01/15/2020	119	119
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
2.265%, 01/24/2027 (B) (C)	1,500	1,500
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	2,112	1,994
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IA2
4.029%, 02/20/2032 (B)	650	583
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IIA2
4.028%, 03/13/2032 (B)	1,100	988
GT Loan Financing I, Ser 2013-1A, Cl A
2.013%, 10/28/2024 (B) (C)	1,250	1,249
Higher Education Funding I, Ser 2014-1, Cl A
1.875%, 05/25/2034 (B) (C)	3,405	3,280
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.714%, 02/25/2036 (B)	831	800
JFIN CLO, Ser 2016-1A, Cl A2A
1.557%, 07/27/2028 (B) (C)	1,500	1,448

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	99

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	$1,957	$1,984
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	985	987
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,587	2,480
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,218	1,178
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.859%, 08/25/2038 (B) (C)	4,145	110
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.226%, 04/25/2040 (B) (C)	652	75
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	100	103
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.329%, 02/25/2035 (B)	3,738	3,732
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.302%, 07/25/2026 (B) (C)	1,000	1,001
Magnetite VI, Ser 2015-6A, Cl CR
3.253%, 09/15/2023 (B) (C)	1,500	1,501
Magnetite XVIII, Ser 2016-18A, Cl A
2.263%, 11/15/2028 (B) (C)	2,040	2,041
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,458	2,615
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	359	389
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	4,301	4,589
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.788%, 02/15/2029 (B) (C)	1,545	1,557
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.235%, 09/16/2024 (B) (C)	1,553	1,553
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	1,191	1,191
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.738%, 12/15/2028 (B) (C)	548	553
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,002
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	2,890	3,030
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.044%, 06/25/2031 (B)	6,707	6,499
Navient Student Loan Trust, Ser 2014-2, Cl A
1.224%, 03/25/2083 (B)	5,847	5,659
Navient Student Loan Trust, Ser 2014-3, Cl A
1.154%, 03/25/2083 (B)	5,897	5,707
Navient Student Loan Trust, Ser 2014-4, Cl A
1.204%, 03/25/2083 (B)	4,144	4,011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navient Student Loan Trust, Ser 2014-8, Cl A2
1.024%, 04/25/2023 (B)	$1,162	$1,161
Navient Student Loan Trust, Ser 2014-8, Cl A3
1.184%, 05/27/2031 (B)	300	290
Navient Student Loan Trust, Ser 2014-8, Cl B
2.084%, 07/26/2049 (B)	134	120
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.670%, 03/25/2066 (B) (C)	2,366	2,390
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.062%, 10/27/2036 (B)	1,861	1,795
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, 01/25/2037 (B)	1,595	1,555
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.992%, 10/25/2033 (B)	2,091	2,031
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.747%, 03/23/2037 (B)	1,848	1,743
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.767%, 12/24/2035 (B)	5,777	5,463
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.046%, 03/22/2032 (B)	1,078	993
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.384%, 04/25/2046 (B) (C)	657	655
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.484%, 11/25/2043 (B) (C)	3,735	3,456
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.134%, 09/25/2042 (B) (C)	6,081	5,970
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.377%, 09/25/2065 (B) (C)	4,440	4,440
Northstars Education Finance Authority, Ser 2007-1, Cl A2
1.493%, 01/29/2046 (B)	50	48
OHA Loan Funding, Ser 2014-1A, Cl A1
2.226%, 10/20/2026 (B) (C)	1,500	1,500
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
1.314%, 01/25/2036 (B)	806	803
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
1.034%, 07/25/2035 (B)	5,992	5,946
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.798%, 11/25/2033	381	403
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.879%, 12/25/2033	351	369
RAMP Trust, Ser 2006-RZ1, Cl A3
0.834%, 03/25/2036 (B)	189	188

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RAMP Trust, Ser 2006-RZ3, Cl A2
0.694%, 08/25/2036 (B)	$564	$563
Regatta VII Funding, Ser 2016-1A, Cl B2
2.654%, 12/20/2028 (B) (C)	2,000	1,968
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	855	869
Saranac CLO II, Ser 2014-2A, Cl B
2.861%, 02/20/2025 (B) (C)	1,750	1,731
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	647	654
Shackleton CLO, Ser 2013-4A, Cl B1
2.669%, 01/13/2025 (B) (C)	1,450	1,450
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.217%, 05/15/2028 (B)	596	592
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	702	713
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	3,438	3,461
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.585%, 05/17/2027 (B) (C)	1,342	1,352
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.185%, 07/15/2022 (B) (C)	420	421
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	2,622	2,615
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.638%, 06/17/2030 (B) (C)	377	379
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	1,158	1,174
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	1,128	1,131
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.688%, 01/15/2026 (B) (C)	2,612	2,635
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.403%, 03/15/2033 (B) (C)	1,571	1,492
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.432%, 04/27/2026 (B) (C)	3,200	3,178
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.632%, 10/25/2029 (B) (C)	1,813	1,760
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.885%, 07/25/2023 (B)	1,816	1,809
SLM Student Loan Trust, Ser 2004-8, Cl B
1.342%, 01/25/2040 (B)	398	328
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.382%, 04/25/2024 (B) (C)	3,811	3,819
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.815%, 04/25/2025 (B)	154	153
SLM Student Loan Trust, Ser 2005-5, Cl A4
1.022%, 10/25/2028 (B)	3,633	3,534

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.915%, 07/27/2026 (B)	$595	$598
SLM Student Loan Trust, Ser 2005-6, Cl A6
1.022%, 10/27/2031 (B)	4,167	4,060
SLM Student Loan Trust, Ser 2005-7, Cl A4
1.032%, 10/25/2029 (B)	1,657	1,621
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.885%, 01/25/2041 (B)	4,250	3,974
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.982%, 01/25/2021 (B)	2,551	2,463
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.875%, 01/25/2041 (B)	4,250	3,814
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.942%, 07/25/2022 (B)	2,920	2,757
SLM Student Loan Trust, Ser 2007-2, Cl B
1.052%, 07/25/2025 (B)	934	758
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.922%, 04/25/2019 (B)	2,681	2,664
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.962%, 01/25/2024 (B)	1,772	1,766
SLM Student Loan Trust, Ser 2007-6, Cl B
1.732%, 04/27/2043 (B)	894	783
SLM Student Loan Trust, Ser 2008-2, Cl B
2.082%, 01/25/2083 (B)	1,155	1,005
SLM Student Loan Trust, Ser 2008-3, Cl B
2.082%, 04/26/2083 (B)	1,155	992
SLM Student Loan Trust, Ser 2008-4, Cl B
2.732%, 04/25/2029 (B)	1,155	1,078
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.415%, 07/25/2023 (B)	2,628	2,673
SLM Student Loan Trust, Ser 2008-5, Cl B
2.732%, 07/25/2029 (B)	1,155	1,105
SLM Student Loan Trust, Ser 2008-6, Cl B
2.732%, 07/26/2083 (B)	1,155	1,072
SLM Student Loan Trust, Ser 2008-7, Cl B
2.732%, 07/26/2083 (B)	1,155	1,073
SLM Student Loan Trust, Ser 2008-8, Cl B
3.132%, 10/25/2029 (B)	1,155	1,114
SLM Student Loan Trust, Ser 2008-9, Cl A
2.382%, 04/25/2023 (B)	4,834	4,875
SLM Student Loan Trust, Ser 2008-9, Cl B
3.132%, 10/25/2083 (B)	1,155	1,127
SLM Student Loan Trust, Ser 2010-1, Cl A
0.934%, 03/25/2025 (B)	244	238
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.784%, 10/25/2034 (B)	495	499

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	101

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.284%, 05/26/2026 (B)	$1,094	$1,059
SLM Student Loan Trust, Ser 2012-6, Cl B
1.534%, 04/27/2043 (B)	937	832
SLM Student Loan Trust, Ser 2012-E, Cl A1
1.285%, 10/16/2023 (B) (C)	95	95
SLM Student Loan Trust, Ser 2013-1, Cl B
2.334%, 11/25/2043 (B)	487	434
SLM Student Loan Trust, Ser 2013-3, Cl B
2.034%, 09/25/2043 (B)	768	665
SLM Student Loan Trust, Ser 2013-4, Cl A
1.084%, 06/25/2027 (B)	2,045	1,979
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.184%, 06/25/2055 (B)	2,974	2,948
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	621	614
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	2,310	2,265
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.124%, 03/25/2055 (B)	1,895	1,873
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	2,370	2,355
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.538%, 06/15/2027 (B) (C)	2,190	2,171
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	974	985
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.738%, 07/15/2027 (B) (C)	3,146	3,176
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	1,368	1,375
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.938%, 07/15/2027 (B) (C)	1,368	1,392
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	3,903	3,800
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.038%, 05/15/2031 (B) (C)	2,981	2,981
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	4,938	4,833
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.988%, 02/17/2032 (B) (C)	2,930	2,930
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	5,150	5,093

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.622%, 09/15/2034 (B) (C)	$3,631	$3,631
Sofi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	1,921	1,944
Sofi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (C)	1,488	1,485
Sofi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/2033 (C)	1,666	1,628
Sofi Professional Loan Program, Ser 2016-E, Cl A1
1.380%, 07/25/2039 (B) (C)	3,393	3,393
Sofi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (C)	1,350	1,350
Sofi Professional Loan Program, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	2,190	2,186
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.084%, 09/25/2034 (B)	3,364	3,094
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.134%, 05/25/2035 (B)	4,325	4,326
Symphony CLO XVII, Ser 2016-17A, Cl A1
2.380%, 04/15/2028 (B) (C)	1,250	1,253
TCI-FLATIRON CLO, Ser 2016-1A, Cl A
2.212%, 07/17/2028 (B) (C)	2,500	2,509
Trade MAPS 1, Ser 2013-1A, Cl A
1.237%, 12/10/2018 (B) (C)	3,109	3,108
U.S. Small Business Administration, Ser 2013- 20L, Cl 1
3.380%, 12/01/2033	999	1,041
Venture XXIV CLO, Ser 2016-24A, Cl A1D
2.240%, 10/20/2028 (B) (C)	2,500	2,495
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	4,294	4,276
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	4,797	4,790
Voya CLO, Ser 2014-2A, Cl A1
2.129%, 07/17/2026 (B) (C)	500	500
Voya CLO, Ser 2016-1A, Cl A1R
2.015%, 04/18/2026 (B) (C)	1,950	1,949
Zais CLO 2, Ser 2014-2A, Cl A1B
3.570%, 07/25/2026 (C)	3,000	3,005

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)
Ziggurat CLO, Ser 2014-1A, Cl B1
2.779%, 10/17/2026 (B) (C)		$1,000	$995

			371,586

Total Asset-Backed Securities (Cost $562,602) ($ Thousands)			564,464

SOVEREIGN DEBT — 2.6%
Abu Dhabi Government International Bond
2.125%, 05/03/2021 (C)		1,660	1,635
China Government Bond
3.390%, 05/21/2025	CNY	5,000	720
3.380%, 11/21/2024		3,000	433
3.310%, 11/30/2025		23,000	3,278
FMS Wertmanagement AoeR
1.000%, 11/21/2017		$1,660	1,655
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,307
3.687%, 11/01/2024 (A)		1,000	802
3.144%, 02/15/2025 (A)		1,000	784
3.071%, 08/15/2025 (A)		1,000	770
Israel Government International Bond
4.500%, 01/30/2043		1,510	1,514
Japan Bank for International Cooperation
2.000%, 11/04/2021		1,048	1,023
1.875%, 04/20/2021		2,234	2,183
1.500%, 07/21/2021		3,308	3,176
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,808
Japan Treasury Discount Bill (A)
0.000%, 12/12/2016	JPY	2,230,000	19,570
0.000%, 01/23/2017		2,570,000	22,562
0.000%, 02/27/2017		2,200,000	19,320
Province of Ontario Canada
1.625%, 01/18/2019		$2,250	2,250
Province of Quebec Canada
2.625%, 02/13/2023		5,600	5,627
Qatar Government International Bond
3.250%, 06/02/2026 (C)		1,355	1,321
2.375%, 06/02/2021 (C)		2,460	2,426
Republic of Colombia
5.625%, 02/26/2044		4,070	4,060
5.000%, 06/15/2045		200	184
Republic of Indonesia MTN
5.875%, 03/13/2020		190	208
5.875%, 01/15/2024 (C)		1,264	1,419
4.875%, 05/05/2021		500	532
3.750%, 04/25/2022 (C)		360	362
3.750%, 04/25/2022		500	502
Republic of Paraguay
6.100%, 08/11/2044 (C)		975	968

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Republic of Peru
6.550%, 03/14/2037	$300	$380
5.625%, 11/18/2050	2,460	2,804
Republic of Poland
5.000%, 03/23/2022	380	416
Republic of Poland Government International Bond
4.000%, 01/22/2024	7,630	7,872
Republic of Slovenia
5.850%, 05/10/2023 (C)	1,560	1,775
5.500%, 10/26/2022 (C)	1,871	2,082
5.250%, 02/18/2024 (C)	4,125	4,572
Republic of South Africa
4.300%, 10/12/2028	1,745	1,616
United Mexican States MTN
5.750%, 10/12/2110	2,177	1,954
5.550%, 01/21/2045	5,566	5,538
4.350%, 01/15/2047	2,375	1,977
4.000%, 10/02/2023	2,955	2,947
3.600%, 01/30/2025	3,190	3,058

Total Sovereign Debt (Cost $147,242) ($ Thousands)		141,390

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
1.875%, 03/13/2020	75	76
1.375%, 11/15/2019	6,040	6,025
1.250%, 06/28/2030 (D)	7,510	7,479
0.875%, 05/24/2017	100	100
FHLMC
1.000%, 03/08/2017 to 07/28/2017	310	311
0.750%, 01/12/2018	250	249
FICO STRIPS, PO(A)
1.386%, 11/02/2018 (A)	3,410	3,330
1.315%, 05/11/2018 (A)	3,620	3,558
1.302%, 04/06/2018 (A)	2,920	2,869
FNMA(A)
1.250%, 01/30/2017	200	200
1.147%, 10/09/2019 (A)	14,005	13,281
1.125%, 04/27/2017	150	150
0.875%, 05/21/2018	250	249
Tennessee Valley Authority
3.875%, 02/15/2021	3,090	3,339
2.875%, 09/15/2024	3,748	3,847

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	103

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tennessee Valley Authority Principal STRIPS, PO (A)
0.000%, 11/01/2025 (A)	$1,000	$764

Total U.S. Government Agency Obligations (Cost $43,171) ($ Thousands)		45,827

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, Build America Project, GO
7.600%, 11/01/2040	1,215	1,820
6.650%, 03/01/2022	70	83
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,695	2,437

		4,340

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,570	2,207

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,383	1,936

New York — 0.2%
New York City, Build America Project, GO
5.047%, 10/01/2024	4,000	4,505
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,293
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,000	1,230
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,310	2,322

		10,350

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	681

Texas — 0.1%
Brazos, Higher Education Authority, Ser 2006- 2, Cl A9, RB, GTD STD LNS
0.867%, 12/26/2024 (B)	1,155	1,110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	$1,829	$2,555

		3,665

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	180	189

Total Municipal Bonds (Cost $20,627) ($ Thousands)		23,368

	Shares

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	227,805,925	227,806

Total Cash Equivalent (Cost $227,806) ($ Thousands)		227,806

Total Investments — 108.1% (Cost $5,965,260) ($ Thousands)		$5,927,893

	Contracts

PURCHASED OPTION (F) — 0.0%
January 2017, U.S. 5 Year Future Option Call, Expires 12/17/2016, Strike Price $118.75*	95	12

Total Purchased Option (Cost $15) ($ Thousands)		$12

WRITTEN OPTIONS (F) — 0.0%
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017 Strike Price $127.50*	(47)	(10)
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017 Strike Price $126.50*	(47)	(18)
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017 Strike Price $126.00*	(47)	(25)
February 2017, U.S. 5 Year Future Option Call, Expires 01/21/2017 Strike Price $120.00*	(286)	(20)
February 2017, U.S. Bond Future Option Put, Expires 01/21/2017 Strike Price $143.00*	(71)	(52)
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016 Strike Price $131.00*	(48)	(1)

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Contracts	Market Value ($ Thousands)
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016 Strike Price $132.50*	(190)	$(3)
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016 Strike Price $128.50*	(95)	(3)
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016 Strike Price $130.50*	(142)	(2)
January 2017, U.S. 5 Year Future Option Call, Expires 12/17/2016 Strike Price $120.00*	(274)	(2)
January 2017, U.S. Bond Future Option Put, Expires 12/17/2016 Strike Price $150.00*	(95)	(131)
March 2017, U.S. 10 Year Future Option Call, Expires 02/18/2017 Strike Price $127.50*	(95)	(36)

Total Written Options (Premiums Received $503) ($ Thousands)		$(303)

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(1,323)	Mar-2017	$24
Euro	(40)	Dec-2016	339
Euro-Bund	(175)	Dec-2016	665
U.S. 10-Year Treasury Note	2,292	Mar-2017	(1,118)
U.S. 2-Year Treasury Note	27	Mar-2017	(2)
U.S. 2-Year Treasury Note	172	Mar-2017	9
U.S. 5-Year Treasury Note	1,508	Mar-2017	(387)
U.S. Long Treasury Bond	(767)	Mar-2017	265
U.S. Ultra Long Treasury Bond	(702)	Mar-2017	556
Ultra 10-Year U.S. Treasury Bond	(345)	Mar-2017	148

			$499

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/12/16-02/27/17	JPY	9,212,996	USD	88,561	$7,463
01/20/17-02/13/17	USD	7,332	EUR	6,541	(373)
01/20/17	CNY	30,890	USD	4,579	130
02/13/17-02/13/17	EUR	12,887	USD	14,332	610

					$7,830

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(921)	$880	$(41)
Barclays PLC	(3,357)	3,507	150
Citigroup	(39,597)	41,793	2,197
JPMorgan Chase Bank	(38,986)	42,228	3,241
U.S. Bank	(22,629)	24,859	2,230
UBS	(1,112)	1,165	53

			$7,830

For the period ended November 30, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	105

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

November 30, 2016

A list of the open OTC swap agreements held by the Fund at November 30, 2016 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	$8,210	$(467)

					$(467)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Goldman Sachs	Metlife Inc.	SELL	1.00%	06/20/21	$(1,660)	$(3)
Goldman Sachs	Metlife Inc.	SELL	1.00%	06/20/21	(260)	—

						$(3)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2016 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	3M LIBOR	1.58%	06/13/26	$19,640	$1,080
BNP Paribas	1.19%	3M LIBOR	06/13/21	19,690	(502)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	5,080	(1,222)
Merrill Lynch	1.27%	3-Month	05/15/23	47,232	2,052
UBS	PAY 1.90%	REC 3-Month USD LIBOR	11/30/22	69,440	140
UBS	PAY 1.897%	REC 3-Month USD LIBOR	08/31/22	45,600	22

					$1,570

For the period ended November 30, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,481,897 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $595,060 ($ Thousands), representing 10.9% of the net assets of the Fund.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2016 was $847 ($ Thousands) and represented 0.0% of Net Assets.

(F)	For the period ended November 30, 2016, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$1,703,991	$—	$1,703,991
Mortgage-Backed Securities	—	1,638,855	—	1,638,855
Corporate Obligations	—	1,581,345	847	1,582,192
Asset-Backed Securities	—	564,464	—	564,464
Sovereign Debt	—	141,390	—	141,390
U.S. Government Agency Obligations	—	45,827	—	45,827
Municipal Bonds	—	23,368	—	23,368
Cash Equivalent	227,806	—	—	227,806

Total Investments in Securities	$227,806	$5,699,240	$847	$5,927,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$12	$—	$—	$12
Written Options	(303)	—	—	(303)
Futures Contracts*
Unrealized Appreciation	2,006	—	—	2,006
Unrealized Depreciation	(1,507)	—	—	(1,507)
Forwards Contracts*
Unrealized Appreciation	—	8,203	—	8,203
Unrealized Depreciation	—	(373)	—	(373)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(3)	—	(3)
Interest Rate Swaps*
Unrealized Depreciation	—	(467)	—	(467)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	3,294	—	3,294
Unrealized Depreciation	—	(1,724)	—	(1,724)

Total Other Financial Instruments	$208	$8,930	$—	$9,138

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	107

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 78.6%

Consumer Discretionary — 15.9%
Adelphia Communications (escrow security) (A)
10.250%, 06/15/2011	$125	$1
7.875%, 01/15/2009	250	—
7.750%, 05/01/2009	75	—
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004	25	—
Adient Global Holdings
4.875%, 08/15/2026 (B)	3,898	3,742
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	2,750	2,482
AMC Entertainment
5.875%, 02/15/2022	1,000	1,043
5.750%, 06/15/2025	3,265	3,290
AMC Entertainment Holdings
5.875%, 11/15/2026 (B)	205	207
AMC Networks
5.000%, 04/01/2024	2,615	2,622
4.750%, 12/15/2022	3,305	3,309
American Axle & Manufacturing
6.625%, 10/15/2022	685	689
6.250%, 03/15/2021	605	617
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	900	924
5.625%, 04/15/2021 (B)	1,210	1,249
American Greetings
7.375%, 12/01/2021	390	400
Aramark Services
4.750%, 06/01/2026 (B)	1,400	1,356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Argos Merger Sub
7.125%, 03/15/2023 (B)	$2,865	$2,933
Belo
7.750%, 06/01/2027	2,025	2,167
Bon-Ton Department Stores
8.000%, 06/15/2021	13,507	6,686
Boyd Gaming
6.875%, 05/15/2023	1,385	1,472
6.375%, 04/01/2026 (B)	3,370	3,513
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	632	629
Burger King Worldwide
6.000%, 04/01/2022 (B)	1,435	1,496
Cablevision Systems
7.750%, 04/15/2018	900	946
5.875%, 09/15/2022	1,947	1,816
Caesars Entertainment Operating (A)
11.250%, 06/01/2017	1,645	1,653
9.000%, 02/15/2020	4,990	5,140
8.500%, 02/15/2020	1,595	1,643
CBS Radio
7.250%, 11/01/2024 (B)	3,390	3,562
CCO Holdings LLC
6.625%, 01/31/2022	1,585	1,641
5.875%, 04/01/2024 (B)	1,845	1,953
5.750%, 02/15/2026 (B)	2,860	2,939
5.500%, 05/01/2026 (B)	1,925	1,944
5.375%, 05/01/2025 (B)	5,703	5,796
5.125%, 02/15/2023	2,000	2,055
5.125%, 05/01/2023 (B)	710	727
CEC Entertainment
8.000%, 02/15/2022	1,901	1,906
Cedar Fair
5.375%, 06/01/2024	2,070	2,153
Cengage Learning
9.500%, 06/15/2024 (B)	4,170	3,638
Century Communities
6.875%, 05/15/2022	2,605	2,638
Charter Communications Operating LLC
6.384%, 10/23/2035 (B)	425	474
4.908%, 07/23/2025 (B)	1,860	1,942
Chester Downs & Marina LLC
9.250%, 02/01/2020 (B)	6,030	5,804
Chinos Intermediate Holdings A, Cl A PIK
7.750%, 05/01/2019 (B)	761	240
Cinemark USA
5.125%, 12/15/2022	1,100	1,130
4.875%, 06/01/2023	1,420	1,434
Claire's Stores
9.000%, 03/15/2019 (B)	2,235	1,084
8.875%, 03/15/2019 (A)	554	83

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	$5,755	$5,643
6.500%, 11/15/2022	5,550	5,575
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	2,350	2,473
Cooper-Standard Automotive
5.625%, 11/15/2026 (B)	435	423
CSC Holdings LLC
8.625%, 02/15/2019	2,375	2,619
6.750%, 11/15/2021	1,000	1,051
5.250%, 06/01/2024	3,373	3,162
Cumulus Media Holdings
7.750%, 05/01/2019	5,505	2,147
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (B)	245	253
Dana Holding
6.000%, 09/15/2023	1,650	1,716
5.500%, 12/15/2024	1,060	1,068
Deck Chassis Acquisition
10.000%, 06/15/2023 (B)	1,235	1,275
DISH DBS
7.750%, 07/01/2026	405	447
6.750%, 06/01/2021	1,530	1,645
5.875%, 07/15/2022	7,059	7,306
5.875%, 11/15/2024	9,813	9,948
5.000%, 03/15/2023	5,920	5,846
Dollar Tree
5.750%, 03/01/2023	2,460	2,626
Eldorado Resorts
7.000%, 08/01/2023	3,830	4,050
EMI Music Publishing Group North America Holdings
7.625%, 06/15/2024 (B)	2,053	2,197
Empire Today LLC
11.375%, 02/01/2017 (B)	1,841	1,841
ESH Hospitality
5.250%, 05/01/2025 (B)	6,150	5,950
Ferrellgas
6.500%, 05/01/2021	1,350	1,276
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	769
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,481	—
General Motors
4.875%, 10/02/2023	965	1,008
General Motors Financial
4.250%, 05/15/2023	575	577
Goodyear Tire & Rubber
8.750%, 08/15/2020	445	532
5.125%, 11/15/2023	285	291
5.000%, 05/31/2026	405	402

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gray Television
5.125%, 10/15/2024 (B)	$1,548	$1,447
Group 1 Automotive
5.250%, 12/15/2023 (B)	1,530	1,496
Guitar Center
9.625%, 04/15/2020 (B)	7,915	5,778
6.500%, 04/15/2019 (B)	5,620	4,960
Hanesbrands
4.875%, 05/15/2026 (B)	455	454
4.625%, 05/15/2024 (B)	455	454
HD Supply
5.750%, 04/15/2024 (B)	1,805	1,846
5.250%, 12/15/2021 (B)	1,025	1,081
Hillman Group
6.375%, 07/15/2022 (B)	4,410	4,123
Hilton Domestic Operating
4.250%, 09/01/2024 (B)	5,060	4,959
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024 (B)	225	231
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	434
iHeartCommunications
10.625%, 03/15/2023	1,305	969
9.000%, 12/15/2019	4,001	3,151
9.000%, 03/01/2021	1,120	826
9.000%, 09/15/2022	3,846	2,846
iHeartCommunications PIK
14.000%, 02/01/2021	4,917	1,955
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (B)	380	370
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B) (C)	7,723	6,950
International Game Technology
6.500%, 02/15/2025 (B)	1,320	1,402
6.250%, 02/15/2022 (B)	1,120	1,190
Interval Acquisition
5.625%, 04/15/2023	3,810	3,905
Isle of Capri Casinos
5.875%, 03/15/2021	740	770
Jack Ohio Finance LLC
6.750%, 11/15/2021 (B)	825	827
JC Penney
6.375%, 10/15/2036	1,160	945
5.875%, 07/01/2023 (B)	1,744	1,788
KFC Holding
5.250%, 06/01/2026 (B)	1,150	1,162
5.000%, 06/01/2024 (B)	1,150	1,161
L Brands
6.950%, 03/01/2033	1,174	1,156
6.875%, 11/01/2035	3,310	3,310
6.750%, 07/01/2036	3,935	3,886
6.625%, 04/01/2021	975	1,080

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	109

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.625%, 02/15/2022	$1,995	$2,115
Landry's
6.750%, 10/15/2024 (B)	296	296
Lear
5.375%, 03/15/2024	204	213
5.250%, 01/15/2025	810	852
Lee Enterprises
9.500%, 03/15/2022 (B)	2,170	2,278
LG FinanceCo
5.875%, 11/01/2024 (B)	3,482	3,465
Liberty Interactive LLC
8.250%, 02/01/2030	2,725	2,888
LIN Television
5.875%, 11/15/2022	1,089	1,105
Live Nation Entertainment
4.875%, 11/01/2024 (B)	2,593	2,580
LTF Merger Sub
8.500%, 06/15/2023 (B)	4,653	4,746
M/I Homes
6.750%, 01/15/2021	1,775	1,846
McClatchy
9.000%, 12/15/2022	3,560	3,711
MGM Resorts International
7.750%, 03/15/2022	3,105	3,548
6.750%, 10/01/2020	350	383
6.625%, 12/15/2021	3,625	3,960
6.000%, 03/15/2023	5,456	5,865
5.250%, 03/31/2020	1,295	1,359
4.625%, 09/01/2026	2,000	1,905
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (B)	3,703	3,708
Monitronics International
9.125%, 04/01/2020	9,865	9,224
Neiman Marcus Group LLC PIK
8.750%, 10/15/2021 (B)	1,215	917
Neiman Marcus Group LLC
8.000%, 10/15/2021 (B)	1,545	1,213
Netflix
5.875%, 02/15/2025	2,315	2,478
5.500%, 02/15/2022	544	582
4.375%, 11/15/2026 (B)	1,858	1,809
New Albertsons
8.700%, 05/01/2030	1,870	1,870
8.000%, 05/01/2031	11,990	11,630
7.750%, 06/15/2026	135	134
7.450%, 08/01/2029	3,095	2,933
Nexstar Broadcasting
6.875%, 11/15/2020	1,270	1,308
6.125%, 02/15/2022 (B)	4,429	4,518
Nexstar Escrow
5.625%, 08/01/2024 (B)	3,470	3,435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nine West Holdings
8.250%, 03/15/2019 (B)	$7,880	$1,418
PF Chang's China Bistro
10.250%, 06/30/2020 (B)	2,769	2,637
Pinnacle Entertainment
5.625%, 05/01/2024 (B)	1,100	1,097
PulteGroup
5.000%, 01/15/2027	1,452	1,367
Quebecor Media (escrow security) (A)
0.000%, 11/15/2013	1,800	2
0.000%, 03/15/2016	2,175	3
Radio One
9.250%, 02/15/2020 (B)	4,785	4,283
7.375%, 04/15/2022 (B)	7,646	7,531
Radio Systems
8.375%, 11/01/2019 (B)	1,830	1,899
RCN, Bridge Loan
0.000%, 10/18/2017	2,000	2,000
Regal Entertainment Group
5.750%, 03/15/2022	1,540	1,617
5.750%, 06/15/2023	395	401
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (B)	298	303
RSI Home Products
6.500%, 03/15/2023 (B)	1,590	1,658
Sally Holdings LLC
5.750%, 06/01/2022	380	394
5.625%, 12/01/2025	2,900	3,008
Schaeffler Finance
4.750%, 05/15/2023 (B)	865	873
Scientific Games International
10.000%, 12/01/2022	6,010	5,634
Service International
7.500%, 04/01/2027	2,065	2,395
ServiceMaster LLC
5.125%, 11/15/2024 (B)	1,197	1,200
Sinclair Television Group
6.125%, 10/01/2022	1,260	1,307
5.875%, 03/15/2026 (B)	365	362
5.625%, 08/01/2024 (B)	3,850	3,802
5.375%, 04/01/2021	3,525	3,631
5.125%, 02/15/2027 (B)	2,366	2,200
Sirius XM Radio
6.000%, 07/15/2024 (B)	1,240	1,290
5.750%, 08/01/2021 (B)	395	412
5.375%, 04/15/2025 (B)	9,415	9,392
5.375%, 07/15/2026 (B)	3,190	3,158
4.625%, 05/15/2023 (B)	1,100	1,081
Six Flags Entertainment
4.875%, 07/31/2024 (B)	835	810
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,641	1,633

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	$2,460	$2,478
Tegna
5.500%, 09/15/2024 (B)	510	518
4.875%, 09/15/2021 (B)	565	581
Tempur Sealy International
5.625%, 10/15/2023	1,090	1,112
5.500%, 06/15/2026	825	821
Tenneco
5.000%, 07/15/2026	510	501
TI Group Automotive Systems LLC
8.750%, 07/15/2023 (B)	7,063	7,275
Time
5.750%, 04/15/2022 (B)	1,190	1,202
Time Warner Cable LLC
6.750%, 06/15/2039	720	814
5.500%, 09/01/2041	975	973
Townsquare Media
6.500%, 04/01/2023 (B)	4,246	4,012
Tribune Media
5.875%, 07/15/2022	3,665	3,574
TRU Taj LLC
12.000%, 08/15/2021 (B)	3,763	3,791
UCI International LLC
8.625%, 02/15/2019 (A)	1,645	341
Univision Communications
5.125%, 02/15/2025 (B)	6,874	6,513
Viking Cruises
8.500%, 10/15/2022 (B)	3,000	3,060
6.250%, 05/15/2025 (B)	5,790	5,225
Vista Outdoor
5.875%, 10/01/2023	1,145	1,191
VTR Finance
6.875%, 01/15/2024 (B)	2,365	2,400
WMG Acquisition
5.625%, 04/15/2022 (B)	495	510
5.000%, 08/01/2023 (B)	610	610
4.875%, 11/01/2024 (B)	310	307
Wynn Las Vegas LLC
5.500%, 03/01/2025 (B)	3,650	3,600
4.250%, 05/30/2023 (B)	487	463
Yum! Brands
6.875%, 11/15/2037	5,070	4,968
5.350%, 11/01/2043	180	147
ZF North America Capital
4.750%, 04/29/2025 (B)	1,545	1,548
4.500%, 04/29/2022 (B)	795	821

		453,224

Consumer Staples — 4.0%
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	1,185	1,232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Albertsons LLC
6.625%, 06/15/2024 (B)	$1,480	$1,530
5.750%, 03/15/2025 (B)	1,800	1,766
AMN Healthcare
5.125%, 10/01/2024 (B)	3,995	3,955
APX Group
8.750%, 12/01/2020	4,640	4,547
Ashtead Capital
6.500%, 07/15/2022 (B)	4,540	4,750
5.625%, 10/01/2024 (B)	390	406
B&G Foods
4.625%, 06/01/2021	700	714
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	3,022	2,962
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	964	952
Central Garden & Pet
6.125%, 11/15/2023	745	777
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	1,022	1,048
Cott Beverages
5.375%, 07/01/2022	1,730	1,736
Crimson Merger Sub
6.625%, 05/15/2022 (B)	8,310	6,939
CVS Health
5.000%, 12/01/2024	800	879
Energizer Holdings
5.500%, 06/15/2025 (B)	1,170	1,170
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	800	800
4.125%, 10/15/2020 (B)	2,250	2,301
Fresh Market
9.750%, 05/01/2023 (B)	3,107	2,618
Global A&T Electronics
10.000%, 02/01/2019 (B)	415	324
Harland Clarke Holdings
9.750%, 08/01/2018 (B)	1,515	1,549
9.250%, 03/01/2021 (B)	11,721	9,948
Herc Rentals
7.750%, 06/01/2024 (B)	1,225	1,259
7.500%, 06/01/2022 (B)	720	742
HRG Group
7.750%, 01/15/2022	2,546	2,641
Jaguar Holding II
6.375%, 08/01/2023 (B)	716	737
KeHE Distributors LLC
7.625%, 08/15/2021 (B)	1,900	1,890
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	1,796	1,787
4.625%, 11/01/2024 (B)	1,796	1,788
Laureate Education
10.000%, 09/01/2019 (B)	3,225	3,100

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	111

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NBTY
7.625%, 05/15/2021 (B)	$1,300	$1,282
Post Holdings
8.000%, 07/15/2025 (B)	595	668
7.750%, 03/15/2024 (B)	2,535	2,795
6.750%, 12/01/2021 (B)	155	165
6.000%, 12/15/2022 (B)	365	379
5.000%, 08/15/2026 (B)	4,675	4,424
Prestige Brands
5.375%, 12/15/2021 (B)	1,755	1,803
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (B)	12,014	12,915
Rite Aid
7.700%, 02/15/2027	3,225	3,983
6.875%, 12/15/2028 (B)	210	250
6.125%, 04/01/2023 (B)	6,757	7,222
Spectrum Brands
6.625%, 11/15/2022	1,115	1,182
6.125%, 12/15/2024	1,930	2,046
5.750%, 07/15/2025	1,285	1,333
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (B)	1,790	1,799
SuperValu
6.750%, 06/01/2021	5,325	5,272
TreeHouse Foods
6.000%, 02/15/2024 (B)	415	431

		114,796

Energy — 11.3%
Alberta Energy
8.125%, 09/15/2030	200	231
7.375%, 11/01/2031	165	180
Antero Midstream Partners
5.375%, 09/15/2024 (B)	525	536
Antero Resources
5.625%, 06/01/2023	1,795	1,829
5.125%, 12/01/2022	825	837
Antero Resources Finance
6.000%, 12/01/2020	495	511
5.375%, 11/01/2021	1,160	1,190
Archrock Partners
6.000%, 04/01/2021	525	501
Atwood Oceanics
6.500%, 02/01/2020	438	342
Bellatrix Exploration
8.500%, 05/15/2020 (B)	2,206	2,096
Berry Petroleum LLC (A)
6.750%, 11/01/2020	1,408	789
6.375%, 09/15/2022	2,999	1,664
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	6,362	6,203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boardwalk Pipelines
5.950%, 06/01/2026	$645	$689
Calfrac Holdings
7.500%, 12/01/2020 (B)	2,764	2,059
California Resources
8.000%, 12/15/2022 (B)	8,560	6,848
Callon Petroleum
6.125%, 10/01/2024 (B)	3,629	3,720
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,385	1,944
Carrizo Oil & Gas
6.250%, 04/15/2023	270	275
CHC Helicopter
9.250%, 10/15/2020 (A)	501	246
Chesapeake Energy
8.000%, 12/15/2022 (B)	6,590	6,820
6.875%, 11/15/2020	525	491
6.125%, 02/15/2021	6,607	6,062
Cloud Peak Energy Resources LLC
12.000%, 11/01/2021	1,027	979
Concho Resources
6.500%, 01/15/2022	80	83
5.500%, 10/01/2022	815	837
5.500%, 04/01/2023	980	1,008
Consol Energy
5.875%, 04/15/2022	5,364	5,149
Continental Resources
5.000%, 09/15/2022	1,340	1,337
4.500%, 04/15/2023	2,602	2,530
Contura Energy
10.000%, 08/01/2021 (B)	2,674	2,808
Crestwood Midstream Partners
6.250%, 04/01/2023	555	563
6.125%, 03/01/2022	360	364
CSI Compressco
7.250%, 08/15/2022	215	198
DCP Midstream LLC
5.850%, 05/21/2043 (B) (D)	967	822
Denbury Resources
9.000%, 05/15/2021 (B)	935	970
5.500%, 05/01/2022	805	658
4.625%, 07/15/2023	1,823	1,404
Diamondback Energy
4.750%, 11/01/2024 (B)	885	886
Enable Midstream Partners
3.900%, 05/15/2024	2,276	2,111
Encana
7.200%, 11/01/2031	315	340
6.625%, 08/15/2037	635	656
Encana, Ser 2004
6.500%, 08/15/2034	2,016	2,066

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	$2,148	$2,202
Energy Transfer Equity
7.500%, 10/15/2020	1,511	1,689
5.875%, 01/15/2024	5,895	6,042
5.500%, 06/01/2027	1,741	1,697
Energy Transfer Partners
6.625%, 10/15/2036	920	965
6.500%, 02/01/2042	155	161
6.125%, 12/15/2045	1,705	1,720
6.050%, 06/01/2041	160	158
5.150%, 02/01/2043	255	229
4.900%, 03/15/2035	840	765
EnLink Midstream Partners
5.050%, 04/01/2045	2,303	1,949
4.400%, 04/01/2024	805	784
4.150%, 06/01/2025	2,278	2,158
2.700%, 04/01/2019	1,195	1,186
EP Energy LLC
9.375%, 05/01/2020	2,228	1,867
8.000%, 11/29/2024 (B)	350	360
7.750%, 09/01/2022	700	490
Extraction Oil & Gas Holdings LLC
7.875%, 07/15/2021 (B)	3,255	3,426
FTS International
8.350%, 06/15/2020 (B) (D)	1,613	1,532
6.250%, 05/01/2022	529	352
Genesis Energy
6.750%, 08/01/2022	3,531	3,610
6.000%, 05/15/2023	2,294	2,294
5.750%, 02/15/2021	370	372
Gibson Energy
6.750%, 07/15/2021 (B)	5,550	5,758
Globe Luxembourg SCA
9.625%, 05/01/2018 (B)	2,385	2,276
Gulfport Energy
6.000%, 10/15/2024 (B)	2,213	2,252
Halcon Resources
8.625%, 02/01/2020 (B)	2,398	2,459
Hiland Partners Holdings LLC
5.500%, 05/15/2022 (B)	2,569	2,656
IronGate Energy Services LLC
11.000%, 07/01/2018 (A) (B)	500	140
Jones Energy Holdings LLC
9.250%, 03/15/2023	1,756	1,732
Jupiter Resources
8.500%, 10/01/2022 (B)	6,820	5,627
Kosmos Energy
7.875%, 08/01/2021	4,505	4,336
Laredo Petroleum
7.375%, 05/01/2022	585	608

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Linn Energy LLC
6.250%, 11/01/2019 (A)	$5,110	$1,699
McDermott International
8.000%, 05/01/2021 (B)	3,645	3,581
MEG Energy
7.000%, 03/31/2024 (B)	5,500	4,799
6.500%, 03/15/2021 (B)	2,558	2,302
6.375%, 01/30/2023 (B)	3,450	3,045
Memorial Production Partners
7.625%, 05/01/2021 (A)	1,500	527
6.875%, 08/01/2022	6,775	2,363
Midstates Petroleum (A)
10.750%, 10/01/2020	3,459	34
10.000%, 06/01/2020	1,250	986
9.250%, 06/01/2021	485	5
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,950	687
MPLX
5.500%, 02/15/2023	970	1,006
4.875%, 12/01/2024	3,735	3,763
4.875%, 06/01/2025	2,800	2,817
Murphy Oil
6.875%, 08/15/2024	600	632
Murray Energy
11.250%, 04/15/2021 (B)	2,397	1,702
Newfield Exploration
5.750%, 01/30/2022	985	1,020
5.625%, 07/01/2024	1,325	1,366
5.375%, 01/01/2026	2,820	2,862
NGL Energy Partners
7.500%, 11/01/2023 (B)	3,830	3,820
Noble Holding International
5.250%, 03/16/2018	3,260	3,231
Northern Oil and Gas
8.000%, 06/01/2020	1,837	1,359
Oasis Petroleum
6.875%, 03/15/2022	2,145	2,209
6.875%, 01/15/2023	990	1,015
6.500%, 11/01/2021	415	419
ONEOK
7.500%, 09/01/2023	2,055	2,326
Parker Drilling
6.750%, 07/15/2022	8,470	6,437
Parsley Energy LLC
6.250%, 06/01/2024 (B)	165	171
PBF Holding LLC
7.000%, 11/15/2023 (B)	1,073	1,025
PDC Energy
7.750%, 10/15/2022	1,000	1,055
6.125%, 09/15/2024 (B)	357	366
Peabody Energy
6.250%, 11/15/2021 (A)	660	421

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	113

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Permian Resources LLC
8.000%, 06/15/2020 (B)	$2,628	$2,602
Precision Drilling
7.750%, 12/15/2023 (B)	896	909
Pride International
8.500%, 06/15/2019	1,359	1,463
Range Resources
4.875%, 05/15/2025	610	576
Regency Energy Partners
5.875%, 03/01/2022	2,195	2,427
5.500%, 04/15/2023	550	568
5.000%, 10/01/2022	1,845	1,952
Rice Energy
7.250%, 05/01/2023	1,700	1,785
Rose Rock Midstream
5.625%, 07/15/2022	5,980	5,741
5.625%, 11/15/2023	2,085	1,981
Rowan
5.850%, 01/15/2044	1,649	1,196
RSP Permian
6.625%, 10/01/2022	340	357
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,685	1,816
5.875%, 06/30/2026 (B)	2,070	2,186
5.750%, 05/15/2024	6,200	6,541
5.625%, 02/01/2021	5,000	5,300
5.625%, 04/15/2023	2,070	2,163
5.625%, 03/01/2025	3,050	3,180
5.000%, 03/15/2027 (B)	1,570	1,550
Sanchez Energy
7.750%, 06/15/2021	150	142
6.125%, 01/15/2023	820	718
SandRidge Energy
8.750%, 01/15/2020	280	—
8.750%, 06/01/2020	3,366	—
8.125%, 10/15/2022	2,535	—
7.500%, 02/15/2023	4,790	—
SemGroup
7.500%, 06/15/2021	1,970	2,009
SESI LLC
7.125%, 12/15/2021	8,933	8,732
Seventy Seven Energy
6.500%, 07/15/2022 (A)	395	—
Seventy Seven Operating LLC
6.625%, 11/15/2019 (A)	2,787	—
SM Energy
6.750%, 09/15/2026	2,187	2,247
6.500%, 01/01/2023	425	427
6.125%, 11/15/2022	628	630
5.625%, 06/01/2025	405	389
Southwestern Energy
6.700%, 01/23/2025	4,580	4,534

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.100%, 03/15/2022	$180	$166
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,257
5.500%, 08/15/2022	2,028	1,982
Targa Resources Partners
6.750%, 03/15/2024	3,320	3,519
5.250%, 05/01/2023	1,000	995
5.125%, 02/01/2025 (B)	250	247
4.250%, 11/15/2023	4,609	4,344
Tesoro Logistics
6.375%, 05/01/2024	465	501
6.250%, 10/15/2022	355	380
6.125%, 10/15/2021	1,207	1,263
5.875%, 10/01/2020	969	1,000
5.250%, 01/15/2025	395	400
Transocean
9.000%, 07/15/2023 (B)	1,678	1,699
7.500%, 04/15/2031	992	759
6.000%, 03/15/2018	3,295	3,316
5.550%, 10/15/2022	4,625	4,081
Tullow Oil
6.000%, 11/01/2020 (B)	947	863
Tullow Oil PLC
6.250%, 04/15/2022 (B)	1,892	1,684
Unit
6.625%, 05/15/2021	2,719	2,474
Weatherford International
9.875%, 02/15/2024 (B)	190	196
8.250%, 06/15/2023	3,509	3,421
6.750%, 09/15/2040	3,310	2,556
5.950%, 04/15/2042	3,865	2,861
Western Refining
6.250%, 04/01/2021	954	993
Western Refining Logistics
7.500%, 02/15/2023	1,565	1,682
Whiting Petroleum
6.500%, 10/01/2018	670	671
6.250%, 04/01/2023	5,302	5,176
5.750%, 03/15/2021	1,305	1,286
5.000%, 03/15/2019	2,481	2,450
Williams
7.500%, 01/15/2031	260	287
4.550%, 06/24/2024	1,193	1,163
Williams Partners
6.300%, 04/15/2040	350	354
6.125%, 07/15/2022	625	641
5.800%, 11/15/2043	670	644
5.400%, 03/04/2044	415	385
4.900%, 01/15/2045	1,455	1,273
4.875%, 05/15/2023	120	122
4.875%, 03/15/2024	430	433

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WPX Energy
8.250%, 08/01/2023	$1,090	$1,202
6.000%, 01/15/2022	2,200	2,254
5.250%, 09/15/2024	220	214

		320,049

Financials — 5.0%
AAF Holdings LLC PIK
12.000%, 07/01/2019 (B)	1,107	1,134
Ally Financial
8.000%, 03/15/2020	528	589
8.000%, 11/01/2031	500	567
5.750%, 11/20/2025	3,990	3,950
5.125%, 09/30/2024	12,254	12,254
4.625%, 05/19/2022	1,150	1,146
4.625%, 03/30/2025	1,540	1,494
4.250%, 04/15/2021	710	701
4.125%, 03/30/2020	1,200	1,200
3.500%, 01/27/2019	2,715	2,715
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,981
Aventine (escrow security)
0.000%, 10/15/2049 (A) (E) (F) (G)	2,600	—
Bank of America (D)
8.000%, 12/29/2049	2,385	2,421
6.500%, 12/31/2049	3,435	3,575
5.125%, 12/31/2049	1,947	1,908
Care Capital Properties
5.125%, 08/15/2026 (B)	5,091	4,897
CIT Group
5.500%, 02/15/2019 (B)	1,671	1,764
3.875%, 02/19/2019	1,445	1,470
Citigroup (D)
6.250%, 12/29/2049	1,235	1,269
5.950%, 12/29/2049	1,950	1,952
City National Bank
9.000%, 08/12/2019	4,062	4,764
Credit Acceptance
7.375%, 03/15/2023	5,395	5,516
6.125%, 02/15/2021	640	645
Credit Suisse Group
7.500%, 12/11/2048 (B) (D)	1,365	1,384
CTR Partnership
5.875%, 06/01/2021	3,640	3,749
FBM Finance
8.250%, 08/15/2021 (B)	1,040	1,076
First Data
5.375%, 08/15/2023 (B)	2,951	3,054
HUB International
9.250%, 02/15/2021 (B)	1,710	1,762
7.875%, 10/01/2021 (B)	5,470	5,586

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Infinity Acquisition LLC
7.250%, 08/01/2022 (B)	$805	$694
James Hardie International Finance
5.875%, 02/15/2023 (B)	2,515	2,619
Jefferies Finance LLC
6.875%, 04/15/2022 (B)	3,785	3,558
JPMorgan Chase (D)
7.900%, 04/29/2049	1,967	2,009
6.750%, 08/29/2049	3,515	3,779
6.000%, 12/29/2049	4,870	4,848
5.150%, 12/29/2049	395	382
Lloyds Banking Group
7.500%, 12/01/2099 (D)	3,250	3,315
Mattamy Group
6.500%, 11/15/2020 (B)	1,635	1,627
MGIC Investment
5.750%, 08/15/2023	3,025	3,138
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (B)	5,260	5,510
4.500%, 09/01/2026 (B)	3,955	3,787
Millennium (escrow security)
7.625%, 11/15/2026 (A)	200	—
MSCI
5.750%, 08/15/2025 (B)	918	964
5.250%, 11/15/2024 (B)	1,670	1,726
4.750%, 08/01/2026 (B)	1,270	1,242
National Life Insurance
10.500%, 09/15/2039 (B)	1,100	1,648
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,365
6.500%, 07/01/2021	1,000	1,003
6.500%, 06/01/2022	1,982	1,942
Navient
7.250%, 09/25/2023	3,267	3,308
6.625%, 07/26/2021	4,805	5,015
Opal Acquisition
8.875%, 12/15/2021 (B)	3,328	2,604
Popular
7.000%, 07/01/2019	2,718	2,786
Royal Bank of Scotland Group
8.000%, 12/29/2049 (D)	2,020	1,849
5.125%, 05/28/2024	780	758
USI
7.750%, 01/15/2021 (B)	1,690	1,715
Voya Financial
5.650%, 05/15/2053 (D)	2,050	2,019
Wells Fargo
7.980%, 03/29/2049 (D)	1,950	2,011
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,000	1,640

		143,384

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	115

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 8.4%
21st Century Oncology PIK
11.000%, 05/01/2023 (A) (B)	$870	$518
Acadia Healthcare
6.125%, 03/15/2021	1,100	1,136
5.625%, 02/15/2023	925	911
5.125%, 07/01/2022	2,080	2,012
Alere
6.500%, 06/15/2020	230	229
6.375%, 07/01/2023 (B)	2,770	2,794
Amsurg
5.625%, 07/15/2022	2,385	2,436
Aurora Diagnostics Holdings LLC
10.750%, 01/15/2018	6,040	5,043
BioScrip
8.875%, 02/15/2021	3,779	2,900
Centene
6.125%, 02/15/2024	985	1,001
5.625%, 02/15/2021	985	1,014
4.750%, 01/15/2025	8,314	7,961
CHS
8.000%, 11/15/2019	2,791	2,198
6.875%, 02/01/2022	2,300	1,534
Concordia International
9.500%, 10/21/2022 (B)	3,569	1,552
9.000%, 04/01/2022 (B)	353	327
DaVita
5.125%, 07/15/2024	4,405	4,350
5.000%, 05/01/2025	5,808	5,663
DJO Finco
8.125%, 06/15/2021 (B)	3,241	2,828
Endo
6.000%, 07/15/2023 (B)	3,761	3,347
Endo Finance LLC
6.500%, 02/01/2025 (B)	2,862	2,443
Grifols Worldwide Operations
5.250%, 04/01/2022	3,365	3,466
HCA
7.500%, 02/15/2022	5,620	6,252
5.875%, 03/15/2022	2,050	2,201
5.875%, 05/01/2023	7,145	7,342
5.875%, 02/15/2026	4,435	4,418
5.375%, 02/01/2025	18,159	17,773
5.250%, 04/15/2025	8,378	8,441
5.250%, 06/15/2026	2,869	2,872
5.000%, 03/15/2024	1,640	1,644
4.500%, 02/15/2027	685	646
HealthSouth
5.750%, 11/01/2024	855	857
5.750%, 09/15/2025	2,986	2,978
5.125%, 03/15/2023	620	611

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	$4,265	$4,393
Hologic
5.250%, 07/15/2022 (B)	980	1,017
IASIS Healthcare LLC
8.375%, 05/15/2019	6,956	6,087
inVentiv Group Holdings
7.500%, 10/01/2024 (B)	1,295	1,311
inVentiv Health
9.000%, 01/15/2018 (B)	1,360	1,370
Ironwood Pharmaceuticals
11.000%, 06/15/2024 (B)	3,310	3,322
Kindred Healthcare
8.750%, 01/15/2023	1,685	1,500
8.000%, 01/15/2020	1,895	1,805
6.375%, 04/15/2022	5,620	4,791
Kinetic Concepts
12.500%, 11/01/2019	860	802
9.625%, 10/01/2021 (B)	4,800	4,500
7.875%, 02/15/2021 (B)	580	612
LifePoint Health
5.500%, 12/01/2021	4,000	4,090
Mallinckrodt International Finance
5.750%, 08/01/2022 (B)	285	266
5.625%, 10/15/2023 (B)	1,185	1,072
5.500%, 04/15/2025 (B)	2,694	2,290
4.750%, 04/15/2023	6,748	5,702
Molina Healthcare
5.375%, 11/15/2022	533	534
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (B)	1,724	1,812
New Amethyst
6.250%, 12/01/2024 (B)	3,628	3,755
Prestige Brands
6.375%, 03/01/2024 (B)	330	345
Quintiles Transnational
4.875%, 05/15/2023 (B)	2,680	2,732
Quorum Health
11.625%, 04/15/2023 (B)	867	681
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (B)	1,157	1,153
Select Medical
6.375%, 06/01/2021	5,960	5,718
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	894	912
Team Health
7.250%, 12/15/2023 (B)	890	1,002
Tenet Healthcare
8.125%, 04/01/2022	7,425	6,794
8.000%, 08/01/2020	1,960	1,878
7.500%, 01/01/2022 (B)	2,015	2,072
6.750%, 02/01/2020	1,997	1,872

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.750%, 06/15/2023	$10,125	$8,657
6.000%, 10/01/2020	550	560
5.500%, 03/01/2019	2,704	2,569
4.500%, 04/01/2021	755	732
4.350%, 06/15/2020 (D)	733	733
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	2,370	1,943
7.000%, 10/01/2020 (B)	4,300	3,720
6.750%, 08/15/2021 (B)	1,165	961
6.375%, 10/15/2020 (B)	1,000	850
6.125%, 04/15/2025 (B)	11,292	8,356
5.875%, 05/15/2023 (B)	3,127	2,330
5.500%, 03/01/2023 (B)	3,967	2,916
5.375%, 03/15/2020 (B)	3,760	3,158
Valeant Pharmaceuticals International (escrow security)
7.500%, 07/15/2021 (B)	12,165	10,280
6.750%, 08/15/2018 (B)	1,155	1,094
Vizient
10.375%, 03/01/2024 (B)	1,387	1,498

		238,245

Industrials — 7.1%
ACCO Brands
6.750%, 04/30/2020	1,150	1,199
Actuant
5.625%, 06/15/2022	4,000	4,115
ADT
3.500%, 07/15/2022	1,540	1,451
AECOM
5.875%, 10/15/2024	445	465
5.750%, 10/15/2022	175	183
AerCap Ireland Capital
4.625%, 10/30/2020	420	437
4.625%, 07/01/2022	380	393
4.500%, 05/15/2021	3,780	3,898
3.750%, 05/15/2019	375	382
Air Medical Merger Sub
6.375%, 05/15/2023 (B)	4,868	4,606
Aircastle
7.625%, 04/15/2020	720	809
5.000%, 04/01/2023	370	372
Allegiant Travel
5.500%, 07/15/2019	2,640	2,680
Allegion
5.875%, 09/15/2023	645	685
Allegion US Holding
5.750%, 10/01/2021	255	265
Allison Transmission
5.000%, 10/01/2024 (B)	4,274	4,306
Apex Tool Group LLC
7.000%, 02/01/2021 (B)	2,165	1,948

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ARD Finance PIK
7.125%, 09/15/2023 (B)	$856	$849
Ardagh Packaging Finance
7.250%, 05/15/2024 (B)	6,476	6,767
6.750%, 01/31/2021 (B)	235	239
6.000%, 06/30/2021 (B)	4,814	4,856
3.850%, 12/15/2019 (B) (D)	715	728
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (B)	1,275	1,265
5.500%, 04/01/2023	4,699	4,540
5.125%, 06/01/2022 (B)	70	68
Beacon Roofing Supply
6.375%, 10/01/2023	1,345	1,429
BMC East LLC
5.500%, 10/01/2024 (B)	2,195	2,190
Bombardier
7.500%, 03/15/2025 (B)	1,605	1,427
6.000%, 10/15/2022 (B)	6,850	6,011
Builders FirstSource
5.625%, 09/01/2024 (B)	3,975	3,995
BWAY Holding
9.125%, 08/15/2021 (B)	2,104	2,188
CEB
5.625%, 06/15/2023 (B)	914	887
Cenveo
8.500%, 09/15/2022 (B)	5,190	3,607
6.000%, 08/01/2019 (B)	6,192	5,495
CEVA Group
7.000%, 03/01/2021 (B)	950	769
Clean Harbors
5.250%, 08/01/2020	1,871	1,913
5.125%, 06/01/2021	380	388
Cloud Crane LLC
10.125%, 08/01/2024 (B)	4,558	4,809
CNH Industrial Capital LLC
4.875%, 04/01/2021	1,060	1,092
4.375%, 11/06/2020	815	828
Cortes NP Acquisition
9.250%, 10/15/2024 (B)	126	127
DigitalGlobe
5.250%, 02/01/2021 (B)	6,507	6,507
FGI Operating LLC
7.875%, 05/01/2020	1,590	1,320
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,955	3,044
Gardner Denver
6.875%, 08/15/2021 (B)	420	414
Gates Global LLC
6.000%, 07/15/2022 (B)	900	860
GCP Applied Technologies
9.500%, 02/01/2023 (B)	1,953	2,212

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	117

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Cable
5.750%, 10/01/2022	$1,535	$1,466
Gibraltar Industries
6.250%, 02/01/2021	661	679
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,625	1,601
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,205
Hertz
7.375%, 01/15/2021	610	613
6.250%, 10/15/2022	2,400	2,262
5.500%, 10/15/2024 (B)	1,210	1,054
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,385
5.875%, 02/01/2022	3,813	3,670
4.875%, 03/15/2019	2,961	2,983
International Lease Finance
6.250%, 05/15/2019	675	726
5.875%, 04/01/2019	2,110	2,247
4.625%, 04/15/2021	180	187
Jack Cooper Enterprises PIK
10.500%, 03/15/2019 (B)	602	66
Jack Cooper Holdings
9.250%, 06/01/2020	1,510	525
KLX
5.875%, 12/01/2022 (B)	3,155	3,226
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,057	1,028
Manitowoc Foodservice
9.500%, 02/15/2024	360	410
Masonite International
5.625%, 03/15/2023 (B)	1,135	1,155
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	6,844	6,981
4.500%, 10/01/2020	1,425	1,450
Nielsen Luxembourg
5.500%, 10/01/2021 (B)	300	312
Novelis
6.250%, 08/15/2024 (B)	360	373
5.875%, 09/30/2026 (B)	1,135	1,133
Oshkosh
5.375%, 03/01/2022	575	599
5.375%, 03/01/2025	588	606
PaperWorks Industries
9.500%, 08/15/2019 (B)	3,846	3,154
Reynolds Group Issuer
8.250%, 02/15/2021	1,276	1,318
7.000%, 07/15/2024 (B)	1,270	1,340
6.875%, 02/15/2021	146	150
5.750%, 10/15/2020	6,328	6,510
RR Donnelley & Sons
7.625%, 06/15/2020	1,297	1,342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sensata Technologies
5.000%, 10/01/2025 (B)	$2,980	$2,935
4.875%, 10/15/2023 (B)	1,400	1,439
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	3,030	3,174
SPX FLOW
5.875%, 08/15/2026 (B)	1,097	1,072
5.625%, 08/15/2024 (B)	917	901
Standard Industries
6.000%, 10/15/2025 (B)	516	536
5.500%, 02/15/2023 (B)	245	252
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	8,475	8,952
Syniverse Holdings
9.125%, 01/15/2019	1,465	1,058
Terex
6.500%, 04/01/2020	975	989
6.000%, 05/15/2021	3,750	3,797
TransDigm
6.500%, 07/15/2024	915	948
6.500%, 05/15/2025	1,710	1,762
6.375%, 06/15/2026 (B)	929	945
Triumph Group
4.875%, 04/01/2021	1,345	1,231
United Rentals North America
7.625%, 04/15/2022	229	242
6.125%, 06/15/2023	1,020	1,076
5.875%, 09/15/2026	3,565	3,636
5.750%, 11/15/2024	2,780	2,878
5.500%, 07/15/2025	805	811
5.500%, 05/15/2027	770	770
West
5.375%, 07/15/2022 (B)	980	941
Xerium Technologies
9.500%, 08/15/2021 (B)	3,480	3,402
XPO Logistics
6.500%, 06/15/2022 (B)	1,240	1,285
6.125%, 09/01/2023 (B)	1,050	1,074
Zekelman Industries
9.875%, 06/15/2023 (B)	3,620	3,882

		202,762

Information Technology — 6.7%
ACI Worldwide
6.375%, 08/15/2020 (B)	830	851
Alliance Data Systems
5.375%, 08/01/2022 (B)	1,542	1,469
Alliance Data Systems MTN
5.875%, 11/01/2021 (B)	1,778	1,782
Amkor Technology
6.625%, 06/01/2021	1,215	1,242
6.375%, 10/01/2022	3,025	3,112

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Anixter
5.500%, 03/01/2023	$1,390	$1,435
5.125%, 10/01/2021	3,432	3,570
Aspect Software
3.000%, 05/23/2023	402	402
Bankrate
6.125%, 08/15/2018 (B)	3,170	3,190
Belden
5.500%, 09/01/2022 (B)	1,425	1,454
BMC Software Finance
8.125%, 07/15/2021 (B)	9,156	8,240
Boxer Parent PIK
9.000%, 10/15/2019 (B)	4,220	3,851
Camelot Finance
7.875%, 10/15/2024 (B)	99	101
Cardtronics
5.125%, 08/01/2022	3,676	3,713
CDW LLC
5.500%, 12/01/2024	1,650	1,692
5.000%, 09/01/2023	2,250	2,261
Cimpress
7.000%, 04/01/2022 (B)	1,078	1,103
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (B)	4,165	4,342
Diamond 1 Finance
8.350%, 07/15/2046 (B)	3,400	3,987
8.100%, 07/15/2036 (B)	2,885	3,286
7.125%, 06/15/2024 (B)	6,728	7,350
6.020%, 06/15/2026 (B)	5,160	5,429
5.875%, 06/15/2021 (B)	1,508	1,588
5.450%, 06/15/2023 (B)	1,350	1,408
Donnelley Financial Solutions
8.250%, 10/15/2024 (B)	1,871	1,904
Entegris
6.000%, 04/01/2022 (B)	4,015	4,176
First Data
7.000%, 12/01/2023 (B)	5,124	5,364
6.750%, 11/01/2020 (B)	3,735	3,875
5.750%, 01/15/2024 (B)	7,035	7,123
5.000%, 01/15/2024 (B)	4,690	4,731
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (B)	2,704	2,832
Hughes Satellite Systems
6.625%, 08/01/2026 (B)	200	192
5.250%, 08/01/2026 (B)	3,110	2,943
Infor Software Parent LLC PIK
7.125%, 05/01/2021 (B)	1,665	1,669
Infor US
6.500%, 05/15/2022	2,990	3,072
Informatica LLC
7.125%, 07/15/2023 (B)	3,526	3,332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Magnachip Semiconductor
6.625%, 07/15/2021	$1,170	$1,012
Micron Technology
7.500%, 09/15/2023 (B)	5,380	5,945
5.250%, 08/01/2023 (B)	3,935	3,886
5.250%, 01/15/2024 (B)	1,965	1,921
Microsemi
9.125%, 04/15/2023 (B)	1,105	1,279
NCR
5.000%, 07/15/2022	2,731	2,731
NeuStar
4.500%, 01/15/2023	2,365	2,167
NXP
5.750%, 02/15/2021 (B)	3,050	3,164
5.750%, 03/15/2023 (B)	905	957
4.625%, 06/01/2023 (B)	2,591	2,734
4.125%, 06/01/2021 (B)	1,563	1,629
3.875%, 09/01/2022 (B)	2,000	2,050
Open Text
5.875%, 06/01/2026 (B)	2,358	2,452
Plantronics
5.500%, 05/31/2023 (B)	4,913	4,925
Qorvo
7.000%, 12/01/2025	1,787	1,939
6.750%, 12/01/2023	1,429	1,542
Quintiles IMS
5.000%, 10/15/2026 (B)	9,975	9,850
Rackspace
8.625%, 11/15/2024 (B)	875	875
Riverbed Technology
8.875%, 03/01/2023 (B)	1,530	1,595
RP Crown Parent LLC
7.375%, 10/15/2024 (B)	415	426
Sabre Global
5.375%, 04/15/2023 (B)	895	906
5.250%, 11/15/2023 (B)	5,370	5,437
Sensata Technologies
5.625%, 11/01/2024 (B)	200	209
Solera LLC
10.500%, 03/01/2024 (B)	1,400	1,547
VeriSign
4.625%, 05/01/2023	2,777	2,822
Veritas US
7.500%, 02/01/2023 (B)	2,634	2,397
Western Digital
10.500%, 04/01/2024 (B)	5,941	6,877
7.375%, 04/01/2023 (B)	1,665	1,798
WEX
4.750%, 02/01/2023 (B)	1,564	1,537

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	119

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Zebra Technologies
7.250%, 10/15/2022	$4,809	$5,200

		189,880

Materials — 5.9%
AK Steel
7.500%, 07/15/2023	1,850	2,012
Alcoa Nederland Holding
7.000%, 09/30/2026 (B)	3,999	4,239
6.750%, 09/30/2024 (B)	2,942	3,155
Aleris International
9.500%, 04/01/2021 (B)	1,732	1,858
7.875%, 11/01/2020	452	443
Allegheny Technologies
9.375%, 06/01/2019	2,155	2,268
7.875%, 08/15/2023	2,700	2,504
Ashland LLC
4.750%, 08/15/2022	2,510	2,582
Axalta Coating Systems LLC
4.875%, 08/15/2024 (B)	425	423
Ball
5.250%, 07/01/2025	4,774	4,968
5.000%, 03/15/2022	3,050	3,210
Berry Plastics
6.000%, 10/15/2022	265	278
5.125%, 07/15/2023	75	76
Blue Cube Spinco
10.000%, 10/15/2025	1,295	1,541
9.750%, 10/15/2023	5,115	6,010
BlueScope Steel Finance
6.500%, 05/15/2021 (B)	940	989
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,500	1,700
7.000%, 04/01/2021 (B)	4,040	646
Boise Cascade
5.625%, 09/01/2024 (B)	747	730
CF Industries
5.150%, 03/15/2034	1,440	1,210
3.450%, 06/01/2023	2,504	2,254
Chemours
7.000%, 05/15/2025	270	266
6.625%, 05/15/2023	1,580	1,560
Compass Minerals International
4.875%, 07/15/2024 (B)	1,931	1,825
Constellium
7.875%, 04/01/2021 (B)	2,750	2,956
5.750%, 05/15/2024 (B)	950	884
Cornerstone Chemical
9.375%, 03/15/2018 (B)	8,520	8,563
CVR Partners
9.250%, 06/15/2023 (B)	1,966	1,946

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eldorado
6.125%, 12/15/2020 (B)	$1,350	$1,360
First Quantum Minerals
7.250%, 10/15/2019 (B)	4,590	4,618
7.000%, 02/15/2021 (B)	4,416	4,350
6.750%, 02/15/2020 (B)	3,750	3,708
Freeport-McMoRan
5.400%, 11/14/2034	1,360	1,190
4.550%, 11/14/2024	205	195
3.875%, 03/15/2023	7,984	7,505
Freeport-McMoRan Oil & Gas LLC
6.500%, 11/15/2020	574	591
5.450%, 03/15/2043	6,245	5,339
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,417
Hecla Mining
6.875%, 05/01/2021	2,875	2,929
Hexion
10.000%, 04/15/2020	4,788	4,668
Hexion US Finance
8.875%, 02/01/2018	905	876
6.625%, 04/15/2020	5,053	4,345
HudBay Minerals
9.500%, 10/01/2020	1,377	1,449
Huntsman International LLC
5.125%, 11/15/2022	1,960	1,989
4.875%, 11/15/2020	95	98
Ineos Group Holdings
5.875%, 02/15/2019 (B)	2,578	2,617
INEOS Group Holdings
5.625%, 08/01/2024 (B)	1,985	1,940
Kaiser Aluminum
5.875%, 05/15/2024	1,588	1,640
Kraton Polymers LLC
10.500%, 04/15/2023 (B)	870	964
LSB Industries
8.500%, 08/01/2019 (C)	1,403	1,298
Mirabela Nickel
1.000%, 07/31/2044	23	—
New Gold
7.000%, 04/15/2020 (B)	1,425	1,464
6.250%, 11/15/2022 (B)	2,658	2,671
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	385	—
NOVA Chemicals
5.000%, 05/01/2025 (B)	6,377	6,218
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	815	861
5.875%, 08/15/2023 (B)	1,288	1,346
Perstorp Holding
8.500%, 06/30/2021 (B)	3,624	3,574

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Platform Specialty Products
10.375%, 05/01/2021 (B)	$3,398	$3,712
6.500%, 02/01/2022 (B)	2,690	2,650
Rain CII Carbon LLC
8.250%, 01/15/2021 (B)	9,540	9,206
8.000%, 12/01/2018 (B)	2,325	2,302
Reichhold Holdings (E)
15.000%, 03/13/2017	621	622
12.000%, 03/31/2017	1,019	1,019
Reichhold Industries
12.000%, 03/31/2017 (E)	385	385
9.000%, 05/08/2017 (A) (B)	1,056	—
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (B)	400	406
Scotts Miracle-Gro
6.000%, 10/15/2023 (B)	915	968
Sealed Air
5.125%, 12/01/2024 (B)	500	507
Teck Resources
8.500%, 06/01/2024 (B)	2,600	3,036
8.000%, 06/01/2021 (B)	259	284
TPC Group
8.750%, 12/15/2020 (B)	3,716	3,010
Trinseo Materials Operating SCA
6.750%, 05/01/2022 (B)	400	417
US Concrete
6.375%, 06/01/2024	436	455
Valvoline
5.500%, 07/15/2024 (B)	115	119
Versum Materials
5.500%, 09/30/2024 (B)	5,570	5,681
WR Grace
5.625%, 10/01/2024 (B)	105	111

		167,206

Real Estate — 1.1%
Communications Sales & Leasing
8.250%, 10/15/2023	3,895	4,090
6.000%, 04/15/2023 (B)	3,165	3,284
Corrections Corp of America
5.000%, 10/15/2022	340	336
4.625%, 05/01/2023	1,575	1,531
4.125%, 04/01/2020	695	690
Equinix
5.875%, 01/15/2026	2,165	2,246
5.750%, 01/01/2025	1,060	1,093
5.375%, 01/01/2022	255	266
5.375%, 04/01/2023	600	616
FelCor Lodging
6.000%, 06/01/2025	148	151
GEO Group
6.000%, 04/15/2026	2,815	2,702

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.875%, 01/15/2022	$1,715	$1,711
5.125%, 04/01/2023	45	43
GLP Capital
5.375%, 04/15/2026	870	890
4.875%, 11/01/2020	429	450
Iron Mountain
6.000%, 08/15/2023	790	837
Kennedy-Wilson
5.875%, 04/01/2024	500	504
Lamar Media
5.750%, 02/01/2026	1,689	1,783
MPT Operating Partnership
5.250%, 08/01/2026	350	328
Realogy Group LLC
4.875%, 06/01/2023 (B)	3,517	3,376
RHP Hotel Properties
5.000%, 04/15/2021	2,381	2,417
5.000%, 04/15/2023	2,850	2,885

		32,229

Telecommunication Services — 11.9%
Aegis Merger Sub
10.250%, 02/15/2023 (B)	7,632	8,338
Altice Financing
7.500%, 05/15/2026 (B)	10,441	10,584
6.625%, 02/15/2023 (B)	998	1,013
6.500%, 01/15/2022 (B)	1,000	1,031
Altice Finco
8.125%, 01/15/2024 (B)	840	863
Altice Finco MTN
7.625%, 02/15/2025 (B)	280	275
Altice Luxembourg
7.750%, 05/15/2022 (B)	9,388	9,834
7.625%, 02/15/2025 (B)	670	687
Altice US Finance I
5.375%, 07/15/2023 (B)	4,875	4,930
Avaya
10.500%, 03/01/2021 (B)	699	316
9.000%, 04/01/2019 (B)	1,237	1,095
7.000%, 04/01/2019 (B)	2,389	2,081
CenturyLink
7.500%, 04/01/2024	840	867
6.750%, 12/01/2023	5,985	5,985
5.800%, 03/15/2022	490	483
5.625%, 04/01/2020	1,319	1,373
5.625%, 04/01/2025	3,431	3,206
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (B)	1,325	1,418
5.125%, 12/15/2021 (B)	929	916
Cogeco Cable
4.875%, 05/01/2020 (B)	555	572

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	121

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cogent Communications Finance
5.625%, 04/15/2021 (B)	$2,500	$2,506
Cogent Communications Group
5.375%, 03/01/2022 (B)	2,609	2,638
Columbus Cable Barbados
7.375%, 03/30/2021 (B)	830	883
CommScope
5.500%, 06/15/2024 (B)	1,693	1,733
5.000%, 06/15/2021 (B)	1,000	1,012
CSC Holdings LLC
10.875%, 10/15/2025 (B)	6,807	7,930
10.125%, 01/15/2023 (B)	8,691	10,017
6.625%, 10/15/2025 (B)	400	432
Digicel Group
8.250%, 09/30/2020 (B)	5,361	4,490
7.125%, 04/01/2022 (B)	1,200	891
6.750%, 03/01/2023 (B)	5,325	4,579
6.000%, 04/15/2021 (B)	3,250	2,823
Frontier Communications
11.000%, 09/15/2025	12,332	12,363
10.500%, 09/15/2022	6,047	6,244
8.875%, 09/15/2020	1,356	1,415
7.625%, 04/15/2024	863	744
7.125%, 01/15/2023	260	226
6.875%, 01/15/2025	440	356
GCI
6.750%, 06/01/2021	1,024	1,051
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,181
Inmarsat Finance
6.500%, 10/01/2024 (B)	3,750	3,759
4.875%, 05/15/2022 (B)	1,755	1,672
Intelsat Jackson Holdings
9.500%, 09/30/2022 (B)	252	278
8.000%, 02/15/2024 (B)	3,148	3,172
7.500%, 04/01/2021	4,636	3,358
7.250%, 04/01/2019	670	526
7.250%, 10/15/2020	8,525	6,212
5.500%, 08/01/2023	4,067	2,654
Intelsat Luxembourg
7.750%, 06/01/2021	4,855	1,681
Level 3 Communications
5.750%, 12/01/2022	705	721
Level 3 Financing
5.625%, 02/01/2023	100	101
5.375%, 01/15/2024	1,618	1,626
5.375%, 05/01/2025	6,595	6,562
5.125%, 05/01/2023	2,535	2,532
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (B)	240	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	$5,379	$5,655
6.250%, 08/01/2021 (B)	440	459
Nortel Networks
9.003%, 07/15/2011 (A)	3,532	3,382
Numericable-SFR
6.250%, 05/15/2024 (B)	4,028	3,983
6.000%, 05/15/2022 (B)	6,655	6,705
Outfront Media Capital LLC
5.875%, 03/15/2025	2,800	2,877
5.250%, 02/15/2022	190	197
Quebecor Media
5.750%, 01/15/2023	2,400	2,466
Qwest Capital Funding
7.750%, 02/15/2031	730	692
RCN Telecom Services LLC
8.500%, 08/15/2020 (B)	1,175	1,245
Sable International Finance
6.875%, 08/01/2022 (B)	935	970
SBA Communications
4.875%, 09/01/2024 (B)	850	819
SFR Group
7.375%, 05/01/2026 (B)	12,336	12,305
SoftBank Group
6.000%, 07/30/2025	515	535
5.375%, 07/30/2022	245	253
4.500%, 04/15/2020 (B)	3,056	3,117
Sprint
7.875%, 09/15/2023	24,188	24,974
7.625%, 02/15/2025	5,373	5,460
7.250%, 09/15/2021	4,069	4,171
7.125%, 06/15/2024	4,865	4,838
Sprint Capital
8.750%, 03/15/2032	5,020	5,271
6.900%, 05/01/2019	545	568
6.875%, 11/15/2028	6,585	6,334
Sprint Communications
9.000%, 11/15/2018 (B)	1,780	1,956
7.000%, 03/01/2020 (B)	655	704
Sprint Spectrum LLC
3.360%, 09/20/2021 (B)	2,175	2,180
Telecom Italia
5.303%, 05/30/2024 (B)	1,125	1,108
Telesat Canada
8.875%, 11/15/2024 (B)	4,828	4,931
TIBCO Software
11.375%, 12/01/2021 (B)	1,588	1,521
T-Mobile USA
6.731%, 04/28/2022	2,695	2,816
6.633%, 04/28/2021	595	621
6.625%, 04/01/2023	300	317

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 01/15/2024	$400	$427
6.500%, 01/15/2026	6,971	7,529
6.375%, 03/01/2025	4,430	4,734
6.000%, 03/01/2023	565	592
6.000%, 04/15/2024	2,975	3,124
U.S. Cellular
6.700%, 12/15/2033	955	936
Unitymedia GmbH
6.125%, 01/15/2025 (B)	1,195	1,216
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	2,500	2,562
5.000%, 01/15/2025 (B)	2,600	2,555
UPCB Finance IV
5.375%, 01/15/2025 (B)	3,440	3,391
Videotron
5.375%, 06/15/2024 (B)	420	429
5.000%, 07/15/2022	3,705	3,779
Virgin Media Finance
5.750%, 01/15/2025 (B)	869	860
Virgin Media Secured Finance
5.500%, 08/15/2026 (B)	985	965
5.375%, 04/15/2021 (B)	2,741	2,826
5.250%, 01/15/2026 (B)	4,195	4,059
Wave Holdco LLC PIK
8.250%, 07/15/2019 (B)	829	835
WideOpenWest Finance LLC
10.250%, 07/15/2019	1,975	2,079
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,475	2,524
4.750%, 07/15/2020 (B)	600	601
Windstream
7.750%, 10/01/2021	2,585	2,572
7.500%, 06/01/2022	1,965	1,856
7.500%, 04/01/2023	185	173
Windstream Services LLC
6.375%, 08/01/2023	810	705
Zayo Group LLC
6.375%, 05/15/2025	1,000	1,040
6.000%, 04/01/2023	5,852	6,101
Ziggo Bond Finance
6.000%, 01/15/2027 (B)	1,744	1,674
5.875%, 01/15/2025 (B)	435	428
Ziggo Secured Finance
5.500%, 01/15/2027 (B)	8,252	7,922

		337,395

Utilities — 1.3%
AES
7.375%, 07/01/2021	800	878
6.000%, 05/15/2026	305	300
4.875%, 05/15/2023	290	281

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriGas Finance LLC
7.000%, 05/20/2022	$3,021	$3,172
Calpine
5.750%, 01/15/2025	920	879
5.500%, 02/01/2024	810	773
5.375%, 01/15/2023	965	932
5.250%, 06/01/2026 (B)	677	660
Dynegy
8.000%, 01/15/2025 (B)	440	405
7.625%, 11/01/2024	1,415	1,302
7.375%, 11/01/2022	1,265	1,201
5.875%, 06/01/2023	903	788
Ferrellgas
6.750%, 06/15/2023	1,000	930
GenOn Americas Generation LLC
9.125%, 05/01/2031	1,013	820
8.500%, 10/01/2021	4,725	3,922
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,800
NRG Energy
7.875%, 05/15/2021	61	63
7.250%, 05/15/2026 (B)	323	316
6.625%, 01/15/2027 (B)	930	860
6.250%, 07/15/2022	530	532
6.250%, 05/01/2024	2,798	2,707
NSG Holdings LLC
7.750%, 12/15/2025 (B)	1,854	1,988
Talen Energy Supply LLC
6.500%, 06/01/2025	221	175
4.625%, 07/15/2019 (B)	2,950	2,806
TCEH
0.000%, 12/31/2034	226	115
TerraForm Power Operating LLC (C)
6.625%, 06/15/2025 (B)	3,138	3,256
6.375%, 02/01/2023 (B)	3,077	3,147

		36,008

Total Corporate Obligations (Cost $2,248,993) ($ Thousands)		2,235,178

COLLATERALIZED DEBT OBLIGATIONS — 9.2%
B&M CLO Ltd., Ser 2014-1A, Cl D
5.630%, 04/16/2026 (B) (D)	3,529	2,798
B&M CLO Ltd., Ser 2014-1A, Cl C
4.630%, 04/16/2026 (B) (D)	2,142	1,985
B&M CLO Ltd., Ser 2014-1A, Cl E
6.630%, 04/16/2026 (B) (D)	2,520	1,471
Battalion CLO III Ltd., Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (B)	2,697	1,414
Battalion CLO IV Ltd., Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (B)	1,560	577

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	123

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Battalion CLO V Ltd., Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (B)	$3,445	$1,309
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
6.180%, 10/17/2026 (B) (D)	2,323	1,857
Battalion CLO VII Ltd., Ser 2014-7A, Cl SUB
0.000%, 10/17/2026 (B)	4,118	2,059
Battalion CLO VIII Ltd., Ser 2015-8A, Cl D
6.332%, 04/18/2027 (B) (D)	1,268	1,082
Battalion CLO VIII Ltd., Ser 2015-8A, Cl SUB
0.000%, 04/18/2027 (B) (E)	4,720	3,682
Battalion CLO X Ltd. Warehouse Note
0.000% (H)	53	5,403
Battalion CLO X Ltd., Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (B)	64	6,380
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026 (B) (E)	2,640	1,531
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (B)	3	2,395
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (B)	31	2,915
Benefit Street Partners CLO V
0.000%, 10/20/2026 (B)	6,413	4,011
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B) (E)	90	8,190
Benefit Street Partners CLO X
0.000%, 01/15/2029 (H)	89	8,120
Benefit Street Partners CLO X Warehouse Note
0.000% (H)	71	7,316
Benefit Street Partners CLO, Ser 2015-IA, Cl DR
7.382%, 10/15/2025 (B) (D)	1,556	1,537
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 4/18/2027	9,535	7,800
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027	9,035	7,477
Carlyle Global Market Strategies CLO Ltd., Ser 14-3A, Cl SUB
0.000%, 07/27/2026 (B)	3,953	2,965
Cathedral Lake CLO III Ltd.
0.000%, 01/15/2026 (B)	2,506	2,080
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl E
8.432%, 01/15/2026 (B) (D)	1,575	1,579
CIFC Funding, Ser 2012-2A, Cl SUB
0.000%, 12/05/2024 (B)	23	1,246
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.682%, 07/18/2026 (B) (D)	1,752	1,331
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.682%, 07/18/2026 (B) (D)	2,531	1,525

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fifth Street Senior Loan Fund I LLC, Ser 2015- 1A, Cl E
8.081%, 01/20/2027 (B)(D)	$5,110	$4,458
Fifth Street Senior Loan Fund II, Ser 2015-2A, Cl SUB
0.000%, 09/29/2027 (B)	6,200	5,512
Fifth Street Senior Loan Fund II, Ser 2015-2A, Cl D
8.187%, 09/29/2027 (B) (D)	6,350	5,631
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 3/21/2024	7,644	3,113
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 12/18/2025 (B)	3,070	1,749
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
7.118%, 04/28/2026 (B) (D)	3,518	3,141
Fortress Credit Opportunities VI CLO, Ser 2015- 6A, Cl F
7.595%, 03/31/2027 (B) (D)	2,270	2,081
Great Lakes CLO Ltd., Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (B)	2,877	1,933
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
6.380%, 01/15/2023 (B) (D)	3,292	2,815
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.880%, 04/15/2025 (B) (D)	2,520	1,600
Great Lakes CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 04/15/2025 (B) (D)	7,057	4,982
Great Lakes CLO Ltd., Ser 2015-1, Cl SUB
0.000%, 07/15/2026 (B) (D)	5,593	4,206
Great Lakes CLO Ltd., Ser 2015-1A, Cl E
7.580%, 07/15/2026 (B) (D)	3,854	3,237
Great Lakes CLO Ltd., Ser 2015-1A, Cl F
8.380%, 07/15/2026 (B) (D)	1,756	1,150
Hildene CLO Ltd., Ser 2014-2A, Cl D
4.578%, 07/19/2026 (B) (D)	2,013	1,931
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.978%, 07/19/2026 (B) (D)	1,007	874
Jamestown CLO VII, Ser 2015-7A, Cl E
7.632%, 07/25/2027 (B) (D)	2,291	1,813
Jamestown CLO VII, Ser 2015-7A, Cl D
6.382%, 07/25/2027 (B) (D)	2,291	1,945
JFIN CLO 2015-II, Ser 2015-2A, Cl E
7.880%, 10/19/2026 (B) (D)	5,000	4,525
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.881%, 01/20/2021 (B) (D)	2,010	2,010
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.561%, 02/20/2022 (B) (D)	2,049	1,998
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (B)	2,956	1,079
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 01/25/2024 (B)	4,865	3,843

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lockwood Grove CLO, Ser 2014-1A, Cl ER
8.610%, 04/25/2025	$2,808	$2,808
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
5.457%, 08/28/2026 (B) (D)	1,844	1,798
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.687%, 08/28/2026 (B) (D)	3,074	2,705
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (B)	542	157
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/2026 (B)	2,625	1,385
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.150%, 04/15/2026 (B)	175	64
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/2027 (B) (D)	2	137
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (B) (D)	52	4,300
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.982%, 07/25/2025 (B) (D)	2,026	1,707
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl E
8.632%, 10/25/2028 (B) (D)	15,428	13,513
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl D
5.982%, 10/25/2028 (B) (D)	1,110	1,065
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (B) (D)	218	21,812
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.932%, 01/25/2027 (B) (D)	4,470	3,740
NXT Capital CLO LLC, Ser 2012-1A, Cl E
8.381%, 07/20/2022 (B) (D)	3,047	3,024
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (B)	2,940	1,506
Peaks CLO Ltd., Ser 2014-1A, Cl D
5.380%, 06/15/2026 (B) (D)	1,015	903
Shackleton CLO Ltd., Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (B) (D)	7,965	3,266
TCP CLO III Warehouse Note
0.000% (H)	118	11,817
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.680%, 07/15/2026 (B) (D)	2,481	2,134
Venture CDO Ltd., Ser 2015-25A, Cl SUB
0.000%, 04/20/2029 (H)	30	2,685
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (B)	7,029	3,515

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Venture XI CLO, Ser 2012-11A, Cl SUB
0.000%, 11/14/2022 (B)	$7,097	$3,123
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/28/2025 (B)	1,842	1,032
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.100%, 08/28/2025 (B)	113	52
Venture XV CLO, Ser 2013-15A, Cl SUB
0.000%, 07/15/2025 (B)	3,475	1,894
Venture XV CLO, Ser 2016-15A, Cl ER
7.990%, 07/15/2028 (B) (D)	1,277	1,181
Venture XXII CLO, Ser 2016-22A, Cl F
8.730%, 01/15/2028 (B) (D)	1,108	997
Venture XXII CLO, Ser 2016-22A, Cl SUB
0.000%, 01/15/2028 (B) (D)	30	2,351
Venture XXIV CLO, Ser 2016-24A, Cl SUB
0.000%, 10/20/2028 (B) (D)	41	4,126
Venture XXV CLO Warehouse Note
0.000% (H)	53	5,332

Total Collateralized Debt Obligations (Cost $246,273) ($ Thousands)		261,790

LOAN PARTICIPATIONS — 7.4%
21st Century Oncology, 1st Lien
7.125%, 04/30/2022	1,262	1,139
Academy Sports, 1st Lien
5.000%, 07/01/2022	707	651
Academy, Ltd. Term Loan
5.000%, 07/01/2022	705	649
Accudyne Industries
4.000%, 12/13/2019 (D)	1,099	982
Affinion Group Holdings, Tranche B
6.750%, 04/30/2018	2,022	1,973
Affinion Group, 2nd Lien
8.500%, 10/31/2018	750	706
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.250%, 04/28/2022	1,985	1,963
Albertson's LLC, 2016-1 Term B-4 Loan, 1st Lien
4.500%, 08/25/2021	1,373	1,374
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	165	165
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,477	2,477
American Renal Holdings, Term Loan, 1st Lien
4.750%, 08/20/2019	2,179	2,155
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,310	1,288
Amplify Snack Brands, 1st Lien
6.500%, 09/02/2023	1,378	1,347
ANVS Merger, 1st Lien
9.250%, 08/18/2021	1,300	1,176
5.500%, 02/18/2021	566	555

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	125

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Applied Systems, 2nd Lien
7.500%, 01/24/2022	$1,825	$1,841
Ascena Retail Group, Cov-Lite, 1st Lien
5.250%, 08/21/2022	116	113
Ascena Retail Group, Cov-Lite, Term Loan, 1st Lien
5.250%, 08/21/2022	2,025	1,970
Asurion, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/31/2023	413	416
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 08/04/2022	976	982
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	94	94
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	4,240	4,282
Atlas Iron, Term Loan, Tranche 1
5.580%, 12/07/2017	457	229
Avago Technologies Cayman, Term Loan B-3, 1st Lien
3.538%, 02/01/2023	2,868	2,894
Blount International, Initial Term Loan
7.250%, 04/12/2023	1,820	1,843
Blue Ribbon, LLC, 1st Lien
5.000%, 11/15/2021	1,816	1,760
BMC Foreign Holding, Initial Term Loan
5.000%, 09/10/2020	1,490	1,454
BMC Software, Term Loan
5.000%, 09/10/2020	1,894	1,849
BPA Laboratories, 2nd Lien
0.000%, 07/03/2017	273	178
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	659	659
Bway Intermediate, Initial Term Loan
5.500%, 08/14/2020	9	9
California Resources, 1st Lien
11.375%, 12/31/2021	5,562	6,049
0.000%, 09/24/2019 (I)	1,665	1,594
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	1,091	968
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	7,304	5,861
Cengage Term Loan B
5.250%, 06/07/2023	1,862	1,786
Ceva Group, PLC, 1st Lien
6.500%, 03/19/2021	493	392
Ceva Intercompany, 1st Lien
6.500%, 03/19/2021	210	167
Ceva Logistics Canada, 1st Lien
6.500%, 03/19/2021	36	29
Chesapeake Energy, 1st Lien
8.500%, 08/23/2021	5,938	6,343

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chief Exploration, Term Loan
7.753%, 05/16/2021	$654	$620
Claire's Store, 1st Lien
9.000%, 09/20/2021	223	112
Claire's Store, Limited Term Loan
9.000%, 09/20/2021	335	87
Claire's Store, Term Loan
9.000%, 09/20/2021	725	362
Clear Channel Communications, Extended Term Loan, 1st Lien
7.274%, 01/22/2019	3,698	2,863
Clubcorp, 1st Lien
4.000%, 12/15/2022	387	390
Conduent, Term Loan B, 1st Lien
0.000%, 11/22/2023 (I)	2,450	2,456
Cowlitz Tribal Gaming Authority
11.500%, 12/06/2021 (D)	4,500	4,815
CTI Foods, 2nd Lien
8.250%, 06/28/2021	950	845
Cumulus Media, 1st Lien
4.250%, 12/23/2020	6,942	4,175
Dex Media, 1st Lien
11.000%, 07/29/2021	476	474
Diebold, 1st Lien
5.250%, 11/06/2023	980	994
Empire Generating, 1st Lien
5.250%, 03/12/2021	151	139
Empire Generating, Term Loan
5.250%, 03/12/2021	1,903	1,750
Endurance International, Term Loan B, 1st Lien
6.480%, 11/09/2019	1,618	1,589
Energy & Exploration Partners, 1st Lien
6.000%, 05/13/2022	136	90
0.500%, 11/12/2021	94	6
Energy & Exploration, 1st Lien
13.000%, 11/12/2021	244	230
Engility, Term Loan B2
5.750%, 08/14/2023	63	63
Engility, Term Loan B-2, 1st Lien
5.750%, 08/14/2023	1,257	1,270
EP Energy, Cov-Lite
9.750%, 06/30/2021	970	982
Evergreen Skillsoft, 1st Lien
5.837%, 04/28/2021	2,958	2,732
FMG Resources (August 2006) Pty Ltd., 1st Lien
3.750%, 06/30/2019 (D)	106	106
Foxwoods, 1st Lien
5.000%, 07/01/2018	3,106	2,749
Gardner Denver, Initial Dollar Term Loan
4.250%, 07/30/2020 (D)	1,741	1,693
Greenway Medical Technologies, 1st Lien
6.000%, 11/04/2020	978	953

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gulf Finance, 1st Lien
6.250%, 08/25/2023	$882	$867
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	6,324	3,802
Harrah's Entertainment, Term Loan B6
5.400%, 03/01/2017 (D)	166	182
Indivior Finance, Initial Term Loan
7.000%, 12/19/2019	2,097	2,092
Integra Telecom, 1st Lien
5.250%, 08/14/2020	1,266	1,266
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (D)	880	848
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,335
J. Crew Group, 1st Lien
4.000%, 03/05/2021	2,157	1,383
J. Crew Group, Term Loan B
4.000%, 03/05/2021	2,387	1,531
KAR Auction Services, Term Loan B-3, 1st Lien
4.375%, 03/09/2023	1,791	1,812
KCA Deutag Drilling Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	1,000	855
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/18/2020	3	2
KIK Custom Products, Initial Loans
6.000%, 08/26/2022	3	3
Kraton Polymers, 1st Lien
6.000%, 01/06/2022	21	21
Kraton Polymers, Ist Lien
6.000%, 01/06/2022	324	326
Laureate Education, 1st Lien
5.000%, 06/15/2018	432	427
Ligado Networks, LLC, 2nd Lien
13.500%, 12/07/2020	3,033	2,085
LightSquared L.P., 1st Lien
9.750%, 06/15/2020	2,829	2,631
Lions Gate, Bridge Loan
0.000%, 03/27/2017	1,210	1,210
Lonestar Interm Super Holdings, Term Loan B
10.000%, 08/31/2021	1,105	1,114
Maple, Cov-Lite, Term Loan B, 1st Lien
5.250%, 03/03/2023	3,213	3,250
Mashantucket Pequot Tribe, 1st Lien
9.375%, 06/30/2020	10,293	9,007
Medical Card System, Term Loan
1.500%, 05/31/2019	1,975	1,262
Medical Card Systems, Term Loan
0.000%, 04/15/2022	368	—
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	325	—
Misys, 1st Lien
5.000%, 12/12/2018	970	973

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Misys, 2nd Lien
12.000%, 06/12/2019	$1,550	$1,625
MKS Instruments, Tranche B-1 Term Loan, 2nd Lien
4.250%, 05/01/2023	727	730
MMI, Term Loan
9.000%, 01/31/2020	3,451	3,223
Moneygram International, Term Loan
0.000%, 03/26/2020	1,832	1,788
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
8.250%, 04/16/2020	5,556	5,034
Nana Development, 1st Lien
8.000%, 03/13/2018	200	192
Nelson Education Equity, Term Loan
0.000%, 03/15/2021 (I)	173	7
Nelson Education, 1st Lien
12.000%, 10/01/2020	1,050	575
New Millennium Holdco, LLC, Term Loan
7.500%, 12/21/2020	155	88
Nine West, Cov-Lite, Unsecured Guaranteed Term Loan
6.250%, 01/08/2020	8,228	1,851
Ocean Rig, Term Loan B
5.500%, 07/25/2021	2,567	1,833
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,149	1,115
Ortho-Clinical Diagnostics, 1st Lien
4.750%, 06/30/2021	143	140
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	310	304
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	468	458
Oxbow Carbon & Minerals Holdings, 2nd Lien
8.000%, 01/17/2020	1,908	1,857
P2 Energy, 1st Lien
5.250%, 10/30/2020	1,078	1,014
5.000%, 10/30/2020	6	5
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	349	319
Peabody Energy, 1st Lien
0.000%, 09/24/2018 (I)	5,487	5,059
Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	2,335	2,201
Petco Animal Supplies, Term Loan B-1, 1st Lien
5.000%, 01/26/2023	3,176	3,198
PQ, Term Loan
5.250%, 11/04/2022	623	624
Quorum Health, 1st Lien
6.750%, 04/29/2022	1,457	1,403

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	127

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Revlon, Cove-Lite, Initial Term Loan B
4.250%, 09/07/2023	$222	$222
Revlon, Cov-Lite, Initial Term Loan B
4.250%, 09/07/2023	667	667
Revlon, Cov-Lite, Initial Term Loan B
4.250%, 09/07/2023	11	11
Riverbed Technology, 1st Lien
5.000%, 04/25/2022	1,698	1,712
Royal Holdings Inc, 2nd Lien
8.500%, 06/19/2023	436	431
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	2,094	903
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	1,087	615
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	930	687
Solarwinds, 1st Lien
5.500%, 02/03/2023	2,109	2,123
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	836	836
Steinway Musical Instruments, 1st Lien
4.750%, 09/19/2019	1,170	1,126
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	1,086	974
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	2,223	2,000
Texas Competitive, Extended Term Loan
5.000%, 10/10/2017 (A)	12,628	3,662
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	309	309
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	1,878	1,704
True Religion Apparel, 1st Lien
5.875%, 07/30/2019	783	203
TSAM LLC, 1st Lien
7.750%, 09/12/2019	776	772
TXU/Tech, 1st Lien
5.000%, 08/04/2023	1,593	1,608
UFC Holdings, 1st Lien
5.000%, 08/18/2023	1,380	1,388
US Renal Care, Cov-Lite, 1st Lien
5.250%, 12/30/2022	2,853	2,671
Valeant, Term Loan B
5.500%, 04/01/2022	751	744
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	1,510	1,523
Veritas Bermuda, 1st Lien
6.625%, 01/27/2023	2,882	2,588
Vizient, Cov-Lite, 1st Lien
6.250%, 02/13/2023	1,593	1,606

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walter Investment Management, Term Loan B, 1st Lien
4.750%, 12/18/2020	$1,530	$1,438
Weight Watchers International, Term Loan B2
4.100%, 04/02/2020	446	340
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	156	119
Western Digital, 1st Lien
4.500%, 04/29/2023	2,480	2,507
Wilton Brands, 1st Lien
8.500%, 08/30/2018	4,229	3,806
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	556	513
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	98	90
Zekelman Industries, 1st Lien
6.000%, 06/14/2021	953	956

Total Loan Participations (Cost $219,762) ($ Thousands)		209,688

MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (B)	4,850	4,943

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2017 @ 100
5.250%, 07/01/2037 (A)	185	121
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (A)	4,965	3,488
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (A)	1,065	687
5.000%, 07/01/2041 (A)	855	550

		4,846

Texas — 0.2%
Texas State, Public Finance Authority, Texas Windstorm Insurance Association, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	5,455	5,731

Total Municipal Bonds (Cost $ 15,585) ($ Thousands)		15,520

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Shares	Market Value ($ Thousands)
Aspect Software CR1*	40,500	$320
Aspect Software CR2*	2,248	18
Cengage Learning Holdings II	2,860	53
Ceva Holdings*	561	196
CUI Acquisition*	3	249
Dana Holding	118,652	2,004
Dex Media*	97,026	233
Energy & Exploration*	351	137
Global Aviation Holdings, Cl A*	101,199	—
Halcon Resources*	93,809	892
Houghton Mifflin Harcourt*	37,762	417
Mirabela Nickel* (E)	4,317,306	—
MModal*	43,639	698
NII Holdings*	109,107	186
Reichhold Industries* (E)	1,755	1,123
SandRidge Energy*	30,024	688
Seventy Seven Energy*	91,890	2,238
TCEH*	295,903	4,616
TE Holdcorp*	67,771	432
Titan Energy LLC*	22,243	512

Total Common Stock (Cost $18,814) ($ Thousands)		15,012

	Face Amount ($ Thousands)

CONVERTIBLE BONDS — 0.5%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	$1,440	1,869
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	552
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,877	4,716
Liberty Media CV to 22.9469
4.000%, 11/15/2029	3,912	2,328
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (B)	1,210	1,492
Mirabela Nickel
9.500%, 06/24/2019 (A) (B) (E) (F)	1,133	209
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	1,950	—
SandRidge Energy
0.000%, 10/04/2020	723	879
Walter Investment Management CV to 17.0068
4.500%, 11/01/2019	704	479

Total Convertible Bonds (Cost $13,783) ($ Thousands)		12,524

	Shares
PREFERRED STOCK — 0.2%
Aspen Insurance Holdings Ltd., 5.950% (D)	92,000	2,428
Ceva Holdings, 0.000%*	1,214	425

Description	Shares	Market Value ($ Thousands)
GMAC Capital Trust I, 8.125% (D)	28,000	$704
SLM, 2.037% (D)	22,927	1,244
TE Holdcorp, 0.000%*	98,860	1,186

Total Preferred Stock (Cost $6,535) ($ Thousands)		5,987

	Face Amount ($ Thousands)

SOVEREIGN DEBT — 0.0%
Seminole Tribe
6.535%, 10/01/2020 (B)	$895	899

Total Sovereign Debt (Cost $836) ($ Thousands)		899

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
1.074%, 03/15/2019 (B) (D)	1,509	490

Total Asset-Backed Security (Cost $1,299) ($ Thousands)		490

	Number of Rights

RIGHTS — 0.0%
TXU/Tech*‡‡	295,903	399

Total Rights (Cost $399) ($ Thousands)		399

	Number of Warrants

WARRANTS — 0.0%
MModal A, Expires 07/31/2017
Strike Price $40.00*	15,753	4
MModal B, Expires 07/31/2017
Strike Price $47.50*	20,773	2
SandRidge Energy, Expires 10/04/2022
Strike Price $41.34*	14,900	56
SandRidge Energy, Expires 10/04/2022
Strike Price $42.03*	6,273	23

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	129

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

November 30, 2016

Description	Number of Warrants	Market Value ($ Thousands)
Seventy Seven Energy, Expires 01/01/2021
Strike Price $23.82*	3,407	$22

Total Warrants (Cost $103) ($ Thousands)		107

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	79,955,366	$79,955

Total Cash Equivalent (Cost $79,955) ($ Thousands)		79,955

Total Investments — 99.8% (Cost $2,852,337) ($ Thousands)		$2,837,549

A list of open centrally cleared swap agreements held by the Fund at November 30, 2016, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

JPMorgan Chase Bank	CDX.NA.HY Series 26	SELL	5.00%	6/20/21	$(6,700)	$133
JPMorgan Chase Bank	CDX.NA.HY Series 27	SELL	5.00%	12/20/21	(7,400)	(7)

						$126

For the period ended November 30, 2016, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative types during the period.

Percentages are based on Net Assets of $2,844,164 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date unavailable.

(A)	Security is in default on interest payment.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $1,320,154 ($ Thousands), representing 46.4% of the net assets of the Fund.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2016 was $16,761 ($ Thousands) and represented 0.6% of net assets of the Fund.

(F)	Securities considered illiquid. The total value of such securities as of November 30, 2016 was $209 ($ Thousands) and represented 0.0% of the net assets of the Fund.

(G)	Securities considered restricted. The total market value of such securities as of November 30, 2016 was $0 ($ Thousands) and represented 0.0% of the net assets of the Fund.

(H)	Warehouse Note — Interest rate and maturity date are not available.

(I)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,228,382	$6,796	$2,235,178
Collateralized Debt
Obligations	—	57,253	204,537	261,790
Loan Participations	—	190,002	19,686	209,688
Municipal Bonds	—	4,846	10,674	15,520
Common Stock	11,606	665	2,741	15,012
Convertible Bonds	—	12,315	209	12,524
Preferred Stock	3,132	2,430	425	5,987
Sovereign Debt	—	899	—	899
Asset-Backed Security	—	490	—	490
Rights	—	399	—	399
Warrants	—	101	6	107
Cash Equivalent	79,955	—	—	79,955

Total Investments in Securities	$94,693	$2,497,782	$245,074	$2,837,549

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	$—	$133	$—	$133
Unrealized Depreciation	—	(7)	—	(7)

Total Other Financial Instruments	$—	$126	$—	$126

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands).

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Municipal Bonds	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2016	$10,474	$180,633	$7,848	$10,476	$2,086	$270	$486	$—
Accrued discounts/premiums	29	(791)	(341)	—	—	(1)	—	—
Realized gain/(loss)	—	3,603	308	—	534	—	—	—
Change in unrealized appreciation/depreciation	(108)	23,863	1,025	198	(275)	(111)	(61)	6
Purchases	51	41,226	—	—	396	51	—	—
Sales	—	(43,997)	(12)	—	—	—	—	—
Net transfer into Level 3	—	—	10,858	—	—	—	—	—
Net transfer out of Level 3	(3,650)	—	—	—	—	—	—	—

Ending Balance as of November 30, 2016	$6,796	$204,537	$19,686	$10,674	$2,741	$209	$425	$6

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(108)	$25,119	$(2,623)	$198	$(275)	$(672)	$(61)	$6

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	131

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 67.8%

Consumer Discretionary — 5.9%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,739
7.850%, 03/01/2039	3,900	5,168
7.750%, 01/20/2024	125	153
7.625%, 11/30/2028	2,411	3,103
7.430%, 10/01/2026	775	977
6.900%, 08/15/2039	2,450	3,098
6.750%, 01/09/2038	360	427
6.550%, 03/15/2033	2,170	2,631
6.400%, 12/15/2035	875	1,051
6.150%, 02/15/2041	3,000	3,552
Amazon.com
4.950%, 12/05/2044	2,015	2,227
Charter Communications Operating LLC
6.484%, 10/23/2045 (A)	2,878	3,233
6.384%, 10/23/2035 (A)	6,370	7,109
Comcast
6.950%, 08/15/2037	1,655	2,238
6.450%, 03/15/2037	3,470	4,438
6.400%, 05/15/2038	7,298	9,312
5.700%, 07/01/2019	100	110
5.650%, 06/15/2035	1,035	1,221
4.650%, 07/15/2042	1,650	1,728
4.600%, 08/15/2045	1,645	1,706
4.400%, 08/15/2035	500	519
4.250%, 01/15/2033	4,805	4,948
4.200%, 08/15/2034	1,910	1,949
Cox Communications
7.625%, 06/15/2025	300	348
6.950%, 06/01/2038 (A)	3,328	3,524
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,503

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discovery Communications LLC
4.875%, 04/01/2043	$1,070	$956
Ford Holdings
9.300%, 03/01/2030	2,525	3,406
Ford Motor
7.450%, 07/16/2031	2,908	3,606
7.400%, 11/01/2046	625	825
4.750%, 01/15/2043	950	888
General Motors
6.750%, 04/01/2046	1,700	1,962
6.600%, 04/01/2036	1,445	1,620
6.250%, 10/02/2043	2,005	2,159
Grupo Televisa
6.125%, 01/31/2046	1,965	1,930
Home Depot
4.250%, 04/01/2046	1,545	1,590
4.200%, 04/01/2043	1,035	1,053
Johnson Controls
4.950%, 07/02/2064	1,645	1,536
4.625%, 07/02/2044	770	768
3.625%, 07/02/2024	1,095	1,123
Lowe's
5.125%, 11/15/2041	2,175	2,453
4.375%, 09/15/2045	975	993
McDonald's MTN
4.700%, 12/09/2035	1,165	1,211
4.600%, 05/26/2045	850	855
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,294
5.950%, 04/01/2041	2,075	2,538
Newell Brands
5.500%, 04/01/2046	350	397
Target
6.650%, 08/01/2028	435	538
TCI Communications
7.875%, 02/15/2026	3,070	4,118
Thomson Reuters
4.300%, 11/23/2023	1,075	1,126
Time Warner
7.700%, 05/01/2032	4,322	5,710
7.625%, 04/15/2031	7,745	10,242
6.250%, 03/29/2041	1,245	1,438
6.100%, 07/15/2040	3,375	3,824
3.800%, 02/15/2027	1,035	1,030
Time Warner Cable
7.300%, 07/01/2038	755	900
6.550%, 05/01/2037	1,000	1,116
5.875%, 11/15/2040	2,365	2,463
Time Warner Cable LLC
6.750%, 06/15/2039	775	875
5.500%, 09/01/2041	2,935	2,930
4.500%, 09/15/2042	595	524

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Viacom
5.850%, 09/01/2043	$3,755	$3,994
5.250%, 04/01/2044	255	255
4.850%, 12/15/2034	2,180	2,086
3.450%, 10/04/2026	450	430
Walt Disney
4.125%, 12/01/2041	475	479

		146,253

Consumer Staples — 5.2%
Altria Group
5.375%, 01/31/2044	1,710	1,955
3.875%, 09/16/2046	770	713
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	22,090	23,634
4.700%, 02/01/2036	10,000	10,487
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	1,075	1,352
Bowdoin College
4.693%, 07/01/2112	5,584	5,074
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,362
CVS Health
5.125%, 07/20/2045	5,415	5,941
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,670	8,786
General Mills
5.400%, 06/15/2040	815	929
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,094
5.200%, 07/15/2045	2,780	2,956
5.000%, 07/15/2035	660	698
5.000%, 06/04/2042	3,430	3,542
4.375%, 06/01/2046	5,485	5,216
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	815
4.678%, 07/01/2114	2,483	2,517
Molson Coors Brewing
4.200%, 07/15/2046	3,150	2,909
Northwestern University
4.643%, 12/01/2044	150	169
PepsiCo
3.600%, 08/13/2042	545	503
3.450%, 10/06/2046	2,375	2,119
Pernod Ricard
4.450%, 01/15/2022 (A)	675	716
Philip Morris International
6.375%, 05/16/2038	325	415
4.500%, 03/20/2042	3,665	3,740
4.250%, 11/10/2044	1,245	1,227
4.125%, 03/04/2043	1,125	1,083
3.875%, 08/21/2042	1,710	1,593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SABMiller Holdings
4.950%, 01/15/2042 (A)	$1,380	$1,490
Tufts University
5.017%, 04/15/2112	1,367	1,388
University of Southern California
5.250%, 10/01/2111	1,590	1,815
3.028%, 10/01/2039	1,250	1,101
Walgreens Boots Alliance
4.800%, 11/18/2044	4,335	4,341
4.650%, 06/01/2046	1,300	1,278
3.450%, 06/01/2026	3,800	3,723
Wal-Mart Stores
6.200%, 04/15/2038	2,650	3,492
5.625%, 04/01/2040	3,040	3,776
5.625%, 04/15/2041	1,635	2,011
5.000%, 10/25/2040	430	491
4.750%, 10/02/2043	5,045	5,631
4.300%, 04/22/2044	5,200	5,458

		129,540

Energy — 8.9%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,446	1,480
Anadarko Finance
7.500%, 05/01/2031	1,465	1,818
Anadarko Holding
7.150%, 05/15/2028	3,290	3,876
Anadarko Petroleum
6.600%, 03/15/2046	970	1,131
5.115%, 10/10/2036 (B)	18,000	7,088
4.500%, 07/15/2044	2,575	2,281
Apache
5.250%, 02/01/2042	310	317
5.100%, 09/01/2040	400	402
4.750%, 04/15/2043	2,695	2,666
4.250%, 01/15/2044	665	611
BG Energy Capital
5.125%, 10/15/2041 (A)	2,430	2,573
Burlington Resources Finance
7.200%, 08/15/2031	25	31
Canadian Natural Resources
5.850%, 02/01/2035	150	153
Cenovus Energy
5.200%, 09/15/2043	1,030	937
3.800%, 09/15/2023	250	240
Columbia Pipeline Group
5.800%, 06/01/2045	570	641
4.500%, 06/01/2025	1,045	1,086
Conoco Funding
7.250%, 10/15/2031	620	787
6.950%, 04/15/2029	1,700	2,083

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	133

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ConocoPhillips
6.500%, 02/01/2039	$1,370	$1,686
5.950%, 03/15/2046	2,560	3,030
5.900%, 05/15/2038	4,038	4,576
4.300%, 11/15/2044	4,080	3,922
Devon Energy
7.950%, 04/15/2032	285	344
5.600%, 07/15/2041	2,160	2,093
4.750%, 05/15/2042	2,790	2,491
Ecopetrol
5.875%, 05/28/2045	2,050	1,678
El Paso Natural Gas
8.375%, 06/15/2032	475	577
7.500%, 11/15/2026	2,145	2,488
Encana
6.500%, 02/01/2038	3,350	3,420
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,208
6.125%, 12/15/2045	2,493	2,515
5.950%, 10/01/2043	2,995	2,951
5.150%, 02/01/2043	1,000	896
5.150%, 03/15/2045	884	797
4.900%, 03/15/2035	1,000	910
Eni
5.700%, 10/01/2040 (A)	2,930	2,915
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,140	2,455
6.125%, 10/15/2039	360	400
5.700%, 02/15/2042	1,870	1,981
5.100%, 02/15/2045	2,775	2,755
4.950%, 10/15/2054	1,130	1,039
4.900%, 05/15/2046	3,610	3,496
4.850%, 03/15/2044	1,955	1,864
4.450%, 02/15/2043	2,780	2,535
Exxon Mobil
3.567%, 03/06/2045	1,555	1,420
Halliburton
5.000%, 11/15/2045	850	867
4.850%, 11/15/2035	750	764
Hess
5.600%, 02/15/2041	1,960	1,816
Kinder Morgan
5.550%, 06/01/2045	1,830	1,809
5.300%, 12/01/2034	4,891	4,802
Kinder Morgan Energy Partners
6.375%, 03/01/2041	2,414	2,479
5.500%, 03/01/2044	145	140
Lasmo
7.300%, 11/15/2027	3,255	3,922
Marathon Oil
6.600%, 10/01/2037	2,435	2,458
5.200%, 06/01/2045	1,475	1,290

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Marathon Petroleum
6.500%, 03/01/2041	$1,823	$1,844
4.750%, 09/15/2044	2,553	2,092
Motiva Enterprises
6.850%, 01/15/2040 (A)	2,755	3,241
Nexen Energy ULC
7.400%, 05/01/2028	1,605	2,048
Noble Energy
5.250%, 11/15/2043	4,390	4,273
5.050%, 11/15/2044	3,560	3,384
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	800
Petro-Canada
7.875%, 06/15/2026	45	56
6.800%, 05/15/2038	1,510	1,880
Petroleos Mexicanos
6.500%, 06/02/2041	3,280	2,887
6.375%, 01/23/2045	8,330	7,070
5.500%, 06/27/2044	470	364
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	1,310	1,341
6.750%, 09/21/2047 (A)	2,578	2,261
5.625%, 01/23/2046	1,840	1,430
Phillips 66
5.875%, 05/01/2042	1,860	2,152
4.875%, 11/15/2044	4,560	4,694
Phillips 66 Partners
4.900%, 10/01/2046	2,409	2,252
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,800	2,898
Shell International Finance
6.375%, 12/15/2038	2,427	3,070
4.550%, 08/12/2043	6,405	6,445
4.375%, 05/11/2045	1,365	1,346
4.125%, 05/11/2035	1,905	1,894
4.000%, 05/10/2046	3,110	2,886
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,411
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,676
Statoil
6.800%, 01/15/2028	150	193
6.500%, 12/01/2028 (A)	1,140	1,414
4.800%, 11/08/2043	455	487
3.950%, 05/15/2043	1,875	1,749
Suncor Energy
6.500%, 06/15/2038	1,465	1,794
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,375	1,282
5.300%, 04/01/2044	1,750	1,634
TC PipeLines
4.375%, 03/13/2025	1,000	994

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$2,705	$3,270
7.000%, 10/15/2028	6,662	7,734
Texas Eastern Transmission
7.000%, 07/15/2032	2,010	2,406
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,871
4.625%, 03/01/2034	5,930	6,266
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,450	1,696
5.400%, 08/15/2041	1,695	1,652
4.450%, 08/01/2042	1,075	937
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026 (A)	2,690	3,354
Valero Energy
10.500%, 03/15/2039	3,312	4,937
Williams Partners
4.300%, 03/04/2024	3,000	2,987

		220,342

Financials — 13.8%
Aflac
6.900%, 12/17/2039	1,423	1,868
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,056
American International Group
4.700%, 07/10/2035	485	502
4.500%, 07/16/2044	4,300	4,176
3.875%, 01/15/2035	3,857	3,602
Bank of America
6.110%, 01/29/2037	2,405	2,816
6.000%, 10/15/2036	5,225	6,255
5.750%, 12/01/2017	5,750	5,974
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,276
8.633%, 05/02/2017 (C)	1,305	1,241
5.875%, 02/07/2042	1,470	1,770
5.000%, 01/21/2044	2,250	2,438
4.875%, 04/01/2044	1,770	1,898
4.450%, 03/03/2026	140	144
4.100%, 07/24/2023	5,180	5,401
4.000%, 01/22/2025	225	225
3.300%, 01/11/2023	725	725
3.248%, 10/21/2027	2,265	2,158
Berkshire Hathaway
4.500%, 02/11/2043	1,858	1,964
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,346
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	5,042	5,796
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,975	4,912

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CDP Financial
5.600%, 11/25/2039 (A)	$2,331	$2,884
Chubb
6.500%, 05/15/2038	1,174	1,564
Chubb INA Holdings
6.700%, 05/15/2036	1,527	2,027
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,598
Citigroup
8.125%, 07/15/2039	1,131	1,662
6.875%, 02/15/2098	2,461	3,153
6.625%, 06/15/2032	2,070	2,483
5.875%, 01/30/2042	360	427
4.750%, 05/18/2046	3,305	3,263
4.600%, 03/09/2026	1,000	1,031
4.450%, 09/29/2027	1,390	1,409
4.400%, 06/10/2025	3,015	3,080
4.125%, 07/25/2028	4,530	4,443
3.200%, 10/21/2026	4,045	3,877
1.480%, 08/25/2036 (C)	850	636
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	2,632	3,041
Cooperatieve Rabobank UA
5.800%, 09/30/2110 (A)	2,401	2,683
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,354
Discover Bank
8.700%, 11/18/2019	1,014	1,164
Discover Financial Services
3.850%, 11/21/2022	3,261	3,302
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,124
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	7,040	7,207
FMR
5.150%, 02/01/2043 (A)	2,750	2,856
General Electric MTN
5.875%, 01/14/2038	5,734	7,179
General Electric Capital MTN
1.386%, 08/15/2036 (C)	1,250	1,067
Goldman Sachs Group MTN
4.800%, 07/08/2044	2,305	2,392
Goldman Sachs Group
6.750%, 10/01/2037	8,820	10,869
6.250%, 02/01/2041	6,934	8,526
6.125%, 02/15/2033	6,380	7,639
5.150%, 05/22/2045	1,945	2,003
4.750%, 10/21/2045	2,475	2,586
3.500%, 11/16/2026	1,590	1,562
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,845	5,710

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	135

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hartford Financial Services Group
6.625%, 03/30/2040	$725	$879
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,285
HSBC Bank USA
7.000%, 01/15/2039	955	1,222
HSBC Bank USA MTN
5.625%, 08/15/2035	780	877
HSBC Holdings
6.500%, 09/15/2037	4,060	4,869
5.250%, 03/14/2044	2,175	2,298
International Lease Finance
7.125%, 09/01/2018 (A)	95	103
JPMorgan Chase
6.300%, 04/23/2019	1,775	1,948
5.600%, 07/15/2041	4,505	5,311
4.950%, 06/01/2045	1,055	1,119
4.250%, 10/01/2027	920	945
3.900%, 07/15/2025	2,200	2,270
3.875%, 09/10/2024	2,000	2,024
3.625%, 12/01/2027	1,295	1,261
3.300%, 04/01/2026	1,410	1,387
3.200%, 06/15/2026	1,270	1,237
KKR Group Finance II
5.500%, 02/01/2043 (A)	8,552	8,378
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	316
6.500%, 05/01/2042 (A)	5,443	6,436
Marsh & McLennan
3.500%, 06/03/2024	1,635	1,670
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,699
MetLife
6.400%, 12/15/2036	3,186	3,449
5.875%, 02/06/2041	1,240	1,478
4.875%, 11/13/2043	2,905	3,107
4.050%, 03/01/2045	2,431	2,320
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	462
3.000%, 01/10/2023 (A)	640	643
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,462
Moody's
5.250%, 07/15/2044	6,899	7,549
Morgan Stanley MTN
6.375%, 07/24/2042	2,699	3,461
6.250%, 08/09/2026	4,210	5,038
5.625%, 09/23/2019	5,775	6,276
4.350%, 09/08/2026	345	353
4.300%, 01/27/2045	3,915	3,877
3.875%, 04/29/2024	1,670	1,711
3.700%, 10/23/2024	1,410	1,428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	$2,580	$2,528
New York Life Insurance
6.750%, 11/15/2039 (A)	4,410	5,817
5.875%, 05/15/2033 (A)	3,852	4,557
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	2,216	2,716
Prudential Financial MTN
5.800%, 11/16/2041	995	1,152
5.700%, 12/14/2036	3,607	4,160
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,862
Raymond James Financial
4.950%, 07/15/2046	780	719
Santander UK Group Holdings
5.625%, 09/15/2045 (A)	1,200	1,158
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	3,225	4,135
4.900%, 09/15/2044 (A)	2,780	2,968
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	1,665	1,679
Ventas Realty
5.700%, 09/30/2043	5,465	6,073
4.375%, 02/01/2045	3,750	3,489
VEREIT Operating Partnership
4.600%, 02/06/2024	4,150	4,239
WEA Finance LLC
4.750%, 09/17/2044 (A)	1,395	1,378
Wells Fargo
3.000%, 04/22/2026	1,295	1,243
3.000%, 10/23/2026	1,275	1,220
Wells Fargo MTN
4.900%, 11/17/2045	430	444
4.650%, 11/04/2044	2,670	2,662
4.400%, 06/14/2046	2,195	2,115
4.300%, 07/22/2027	795	822
Wells Fargo Bank
6.000%, 11/15/2017	300	312
5.950%, 08/26/2036	1,000	1,190
5.850%, 02/01/2037	5,620	6,587
Welltower
5.125%, 03/15/2043	6,564	6,730
4.250%, 04/01/2026	960	992

		343,439

Health Care — 8.1%
Abbott Laboratories
4.900%, 11/30/2046	6,570	6,626
AbbVie
4.700%, 05/14/2045	5,880	5,769
4.500%, 05/14/2035	2,905	2,841

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.450%, 05/14/2046	$845	$793
4.400%, 11/06/2042	1,670	1,567
4.300%, 05/14/2036	600	572
Actavis
4.625%, 10/01/2042	1,790	1,724
Actavis Funding SCS
4.750%, 03/15/2045	4,285	4,239
4.550%, 03/15/2035	2,545	2,508
3.850%, 06/15/2024	2,160	2,185
Aetna
4.750%, 03/15/2044	1,220	1,264
4.375%, 06/15/2046	3,520	3,469
4.250%, 06/15/2036	4,905	4,872
Amgen
4.950%, 10/01/2041	825	844
4.663%, 06/15/2051 (A)	2,830	2,745
4.563%, 06/15/2048 (A)	5,889	5,699
4.400%, 05/01/2045	2,520	2,406
Anthem
5.100%, 01/15/2044	845	886
4.650%, 01/15/2043	1,080	1,075
4.650%, 08/15/2044	250	249
3.500%, 08/15/2024	4,360	4,355
AstraZeneca
6.450%, 09/15/2037	3,107	4,006
Baxalta
5.250%, 06/23/2045	1,240	1,310
Becton Dickinson
4.875%, 05/15/2044	400	413
4.685%, 12/15/2044	1,630	1,672
3.875%, 05/15/2024	1,750	1,807
Biogen
5.200%, 09/15/2045	1,280	1,368
4.050%, 09/15/2025	735	757
Cardinal Health
4.900%, 09/15/2045	925	974
4.500%, 11/15/2044	1,830	1,787
Celgene
5.000%, 08/15/2045	1,450	1,499
4.625%, 05/15/2044	3,600	3,511
Cleveland Clinic Foundation
4.858%, 01/01/2114	2,799	2,702
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,690	3,620
Express Scripts Holding
4.800%, 07/15/2046	6,449	6,181
3.400%, 03/01/2027	850	805
Gilead Sciences
4.800%, 04/01/2044	2,460	2,534
4.750%, 03/01/2046	2,950	3,032
4.600%, 09/01/2035	1,845	1,898
4.500%, 02/01/2045	3,545	3,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.150%, 03/01/2047	$3,475	$3,254
GlaxoSmithKline Capital
6.375%, 05/15/2038	1,175	1,546
Hartford HealthCare
5.746%, 04/01/2044	4,200	4,842
Highmark
6.125%, 05/15/2041 (A)	3,705	3,397
Humana
4.950%, 10/01/2044	3,065	3,137
4.625%, 12/01/2042	385	371
Johnson & Johnson
4.500%, 12/05/2043	759	853
Medtronic
4.625%, 03/15/2045	7,679	8,151
4.375%, 03/15/2035	4,422	4,588
Merck
4.150%, 05/18/2043	3,895	3,954
3.600%, 09/15/2042	1,595	1,498
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	2,714
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,248	2,120
4.063%, 08/01/2056	2,375	2,271
North Shore-Long Island Jewish Health Care
4.800%, 11/01/2042	4,615	4,691
Novartis Capital
4.400%, 05/06/2044	3,815	4,097
NYU Hospitals Center
5.750%, 07/01/2043	710	831
4.428%, 07/01/2042	4,230	4,063
Pfizer
4.400%, 05/15/2044	1,280	1,335
4.125%, 12/15/2046	1,900	1,900
4.000%, 12/15/2036	3,225	3,236
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	711
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	3,620	3,395
St. Barnabas
4.000%, 07/01/2028	4,375	4,364
Stryker
4.625%, 03/15/2046	1,885	1,880
4.100%, 04/01/2043	1,425	1,311
3.375%, 05/15/2024	1,145	1,150
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	1,830	1,688
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	6,803	5,895
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,001

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	137

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Toledo Hospital
4.982%, 11/15/2045	$2,371	$2,611
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,714
6.625%, 11/15/2037	555	730
4.625%, 07/15/2035	1,265	1,364
Wyeth
6.000%, 02/15/2036	2,985	3,670
Wyeth LLC
5.950%, 04/01/2037	936	1,162
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,670	1,575

		200,134

Industrials — 5.4%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	3
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	639	685
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,445	2,481
BAE Systems Holdings
4.750%, 10/07/2044 (A)	6,620	6,696
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,145	1,296
Boeing
3.375%, 06/15/2046	3,470	3,150
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	4,014
6.150%, 05/01/2037	985	1,251
5.750%, 05/01/2040	555	667
5.150%, 09/01/2043	1,365	1,545
4.900%, 04/01/2044	1,920	2,114
4.400%, 03/15/2042	3,270	3,344
4.375%, 09/01/2042	1,430	1,457
Canadian Pacific Railway
6.125%, 09/15/2115	4,880	5,637
Caterpillar
4.750%, 05/15/2064	2,765	2,905
3.803%, 08/15/2042	1,220	1,179
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,458	4,904
CSX
4.750%, 05/30/2042	3,410	3,499
Deere
3.900%, 06/09/2042	2,220	2,230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	$5	$5
FedEx
7.600%, 07/01/2097	2,095	2,581
5.100%, 01/15/2044	275	294
4.100%, 02/01/2045	275	255
4.000%, 01/15/2024	515	546
3.900%, 02/01/2035	700	663
3.875%, 08/01/2042	2,715	2,447
Fortive
4.300%, 06/15/2046 (A)	1,595	1,540
GE Capital International Funding Unlimited
4.418%, 11/15/2035	26,326	27,404
Lockheed Martin
4.700%, 05/15/2046	1,620	1,750
4.500%, 05/15/2036	565	600
4.070%, 12/15/2042	2,243	2,197
3.600%, 03/01/2035	4,155	3,952
Norfolk Southern
6.000%, 03/15/2105	3,403	3,678
6.000%, 05/23/2111	4,332	4,694
4.800%, 08/15/2043	1,410	1,495
4.450%, 06/15/2045	480	488
3.850%, 01/15/2024	2,115	2,210
Northrop Grumman
4.750%, 06/01/2043	4,330	4,644
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	219	252
Parker-Hannifin MTN
4.450%, 11/21/2044	1,145	1,233
Republic Services
2.900%, 07/01/2026	465	445
Siemens Financieringsmaatschappij 4.400%, 05/27/2045 (A)	4,025	4,205
Union Pacific
4.050%, 03/01/2046	2,120	2,109
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,147	3,210
United Technologies
5.700%, 04/15/2040	2,565	3,100
4.500%, 06/01/2042	3,985	4,218
3.750%, 11/01/2046	2,735	2,567
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,392	1,601
WW Grainger
4.600%, 06/15/2045	1,170	1,242

		134,682

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 3.0%
Analog Devices
3.900%, 12/15/2025	$875	$899
Apple
4.650%, 02/23/2046	160	169
4.500%, 02/23/2036	2,110	2,244
4.450%, 05/06/2044	1,150	1,165
4.375%, 05/13/2045	7,500	7,669
3.850%, 08/04/2046	1,170	1,095
Cisco Systems
5.900%, 02/15/2039	2,620	3,305
Diamond 1 Finance
8.350%, 07/15/2046 (A)	1,760	2,064
Hewlett Packard Enterprise
6.600%, 10/15/2045 (A)	3,774	3,721
Intel
4.900%, 07/29/2045	3,995	4,449
4.800%, 10/01/2041	1,755	1,917
4.000%, 12/15/2032	655	662
Juniper Networks
5.950%, 03/15/2041	4,430	4,436
Microsoft
4.875%, 12/15/2043	3,822	4,207
4.750%, 11/03/2055	1,135	1,213
4.000%, 02/12/2055	5,346	4,951
3.950%, 08/08/2056	1,685	1,567
3.750%, 02/12/2045	1,000	939
3.700%, 08/08/2046	5,490	5,110
3.500%, 02/12/2035	720	689
3.450%, 08/08/2036	2,160	2,038
Oracle
4.500%, 07/08/2044	1,805	1,843
4.375%, 05/15/2055	4,180	4,080
4.300%, 07/08/2034	4,860	5,000
4.125%, 05/15/2045	870	840
4.000%, 07/15/2046	1,585	1,503
Visa
4.300%, 12/14/2045	3,215	3,355
4.150%, 12/14/2035	3,275	3,407

		74,537

Materials — 1.9%
Air Liquide Finance
2.500%, 09/27/2026 (A)	1,310	1,232
Amcor Finance USA
3.625%, 04/28/2026 (A)	1,250	1,217
Barrick North America Finance LLC
5.750%, 05/01/2043	2,140	2,277
BHP Billiton Finance USA
5.000%, 09/30/2043	2,420	2,694
Dow Chemical
4.625%, 10/01/2044	1,000	985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.375%, 11/15/2042	$5,245	$5,044
4.250%, 10/01/2034	2,110	2,045
Eastman Chemical
4.650%, 10/15/2044	1,305	1,262
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,144	4,990
International Paper
5.150%, 05/15/2046	1,290	1,302
LYB International Finance
4.875%, 03/15/2044	2,575	2,637
LyondellBasell Industries
4.625%, 02/26/2055	1,000	902
Monsanto
4.200%, 07/15/2034	745	706
3.950%, 04/15/2045	500	436
Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)	2,355	2,240
4.250%, 07/17/2042 (A)	1,845	1,610
Newcrest Finance
5.750%, 11/15/2041 (A)	2,530	2,432
Newmont Mining
6.250%, 10/01/2039	1,135	1,255
5.875%, 04/01/2035	355	387
4.875%, 03/15/2042	2,280	2,176
Rio Tinto Finance USA
4.125%, 08/21/2042	120	117
Rohm & Haas
7.850%, 07/15/2029	3,710	4,996
Southern Copper
7.500%, 07/27/2035	2,974	3,413
5.875%, 04/23/2045	1,500	1,431

		47,786

Real Estate — 1.1%
Alexandria Real Estate Equities
3.900%, 06/15/2023	3,050	3,094
AvalonBay Communities MTN
3.900%, 10/15/2046	1,855	1,705
Boston Properties
2.750%, 10/01/2026	3,180	2,934
HCP
6.750%, 02/01/2041	970	1,117
4.250%, 11/15/2023	4,370	4,460
Healthcare Realty Trust
5.750%, 01/15/2021	525	580
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,664
Kimco Realty
4.125%, 12/01/2046	1,900	1,783
Nationwide Health Properties MTN
6.590%, 07/07/2038	1,310	1,482

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	139

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Simon Property Group
6.750%, 02/01/2040	$1,634	$2,188
4.750%, 03/15/2042	1,385	1,472
4.250%, 11/30/2046	1,708	1,676
SL Green Realty
7.750%, 03/15/2020	775	879
5.000%, 08/15/2018	1,000	1,038

		26,072

Telecommunication Services — 4.7%
America Movil
6.375%, 03/01/2035	480	550
4.375%, 07/16/2042	2,805	2,546
AT&T
6.000%, 08/15/2040	4,845	5,329
5.550%, 08/15/2041	3,020	3,128
5.350%, 09/01/2040	1,588	1,603
4.800%, 06/15/2044	6,703	6,282
4.750%, 05/15/2046	2,986	2,789
4.550%, 03/09/2049 (A)	2,645	2,362
4.500%, 05/15/2035	8,280	7,851
4.500%, 03/09/2048 (A)	6,703	5,972
4.350%, 06/15/2045	9,080	7,961
British Telecommunications
9.625%, 12/15/2030	2,070	3,152
Deutsche Telekom International Finance
8.750%, 06/15/2030	610	890
4.875%, 03/06/2042 (A)	1,255	1,333
Koninklijke
8.375%, 10/01/2030	1,620	2,142
Rogers Communications
5.000%, 03/15/2044	2,010	2,119
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	6,578	5,657
Verizon Communications
6.400%, 09/15/2033	86	103
6.250%, 04/01/2037	760	890
6.000%, 04/01/2041	1,500	1,729
5.850%, 09/15/2035	69	78
5.050%, 03/15/2034	4,175	4,367
5.012%, 08/21/2054	7,888	7,807
4.862%, 08/21/2046	7,128	7,147
4.750%, 11/01/2041	825	806
4.672%, 03/15/2055	10,780	10,056
4.522%, 09/15/2048	10,133	9,662
4.400%, 11/01/2034	3,000	2,922
4.272%, 01/15/2036	4,385	4,190
3.850%, 11/01/2042	3,450	2,982
Vodafone Group
4.375%, 02/19/2043	1,520	1,356

		115,761

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 9.8%
AEP Texas Central
3.850%, 10/01/2025 (A)	$1,000	$1,029
Appalachian Power
4.450%, 06/01/2045	560	566
Baltimore Gas & Electric
5.200%, 06/15/2033	3,178	3,476
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,715	2,197
6.125%, 04/01/2036	6,910	8,592
5.150%, 11/15/2043	2,250	2,506
Black Hills
4.200%, 09/15/2046	500	476
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,279	403
CenterPoint Energy Resources
6.250%, 02/01/2037	2,991	3,427
Commonwealth Edison
3.700%, 03/01/2045	3,149	2,966
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,291
6.300%, 08/15/2037	1,440	1,830
4.450%, 03/15/2044	2,000	2,084
Dominion Resources
5.250%, 08/01/2033	3,830	4,083
4.900%, 08/01/2041	2,715	2,805
Duke Energy
3.750%, 04/15/2024	535	549
3.050%, 08/15/2022	1,420	1,436
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,808
4.000%, 09/30/2042	1,890	1,857
Duke Energy Carolinas LLC
5.300%, 02/15/2040	7,420	8,638
4.250%, 12/15/2041	1,500	1,525
3.875%, 03/15/2046	1,000	967
Duke Energy Florida
6.400%, 06/15/2038	450	587
6.350%, 09/15/2037	900	1,165
Duke Energy Indiana LLC
6.350%, 08/15/2038	800	1,030
4.900%, 07/15/2043	1,395	1,549
Duke Energy Progress LLC
4.375%, 03/30/2044	3,320	3,424
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,316
5.900%, 12/01/2021 (A)	750	841
Electricite de France
6.000%, 01/22/2114 (A)	5,165	5,054
4.950%, 10/13/2045 (A)	3,095	3,111
4.750%, 10/13/2035 (A)	1,385	1,395

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	$2,007	$2,176
Entergy Louisiana
4.440%, 01/15/2026	2,990	3,156
Eversource Energy
2.800%, 05/01/2023	2,120	2,076
Exelon
5.625%, 06/15/2035	1,250	1,386
4.950%, 06/15/2035	2,800	2,939
Exelon Generation LLC
5.750%, 10/01/2041	4,531	4,231
5.600%, 06/15/2042	4,070	3,911
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,670	2,815
Florida Power & Light
5.960%, 04/01/2039	2,920	3,716
5.690%, 03/01/2040	4,600	5,729
5.650%, 02/01/2037	2,500	3,036
5.400%, 09/01/2035	3,200	3,773
Georgia Power
5.950%, 02/01/2039	3,850	4,621
5.400%, 06/01/2040	5,780	6,494
4.300%, 03/15/2042	1,660	1,661
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,522
4.875%, 11/01/2041 (A)	1,860	1,922
4.700%, 09/01/2045 (A)	1,530	1,607
4.500%, 06/01/2044 (A)	2,375	2,374
ITC Holdings
5.300%, 07/01/2043	1,970	2,103
3.250%, 06/30/2026	1,000	966
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,579
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,122
Kentucky Utilities
5.125%, 11/01/2040	1,835	2,096
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	8,784
Metropolitan Edison
7.700%, 01/15/2019	350	387
MidAmerican Energy MTN
5.800%, 10/15/2036	765	924
MidAmerican Energy
6.750%, 12/30/2031	720	973
4.800%, 09/15/2043	1,725	1,913
4.400%, 10/15/2044	1,450	1,525
MidAmerican Funding
6.927%, 03/01/2029	170	225
Monongahela Power
5.400%, 12/15/2043 (A)	740	858

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Narragansett Electric
4.170%, 12/10/2042 (A)	$1,990	$1,938
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,917
2.721%, 11/28/2022 (A)	700	686
NiSource Finance
5.950%, 06/15/2041	545	635
Northern States Power
6.250%, 06/01/2036	1,813	2,354
5.350%, 11/01/2039	2,695	3,201
3.400%, 08/15/2042	920	842
NSTAR Electric
4.400%, 03/01/2044	655	682
Oncor Electric Delivery
7.500%, 09/01/2038	600	849
Oncor Electric Delivery LLC
5.300%, 06/01/2042	5,145	6,031
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,282
6.250%, 03/01/2039	1,910	2,450
6.050%, 03/01/2034	4,540	5,648
4.600%, 06/15/2043	1,770	1,879
4.500%, 12/15/2041	1,660	1,731
PacifiCorp
6.000%, 01/15/2039	1,010	1,284
5.750%, 04/01/2037	2,972	3,585
Pennsylvania Electric
6.150%, 10/01/2038	2,690	3,006
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,013
Public Service of Colorado
6.500%, 08/01/2038	725	957
6.250%, 09/01/2037	1,500	1,925
Sempra Energy
6.000%, 10/15/2039	3,565	4,220
Southern California Edison
6.050%, 03/15/2039	4,355	5,506
4.500%, 09/01/2040	2,295	2,439
Southern California Gas
3.750%, 09/15/2042	1,180	1,151
Southern Gas Capital
5.875%, 03/15/2041	2,593	2,991
4.400%, 06/01/2043	1,000	985
3.950%, 10/01/2046	1,000	918
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,021
3.900%, 04/01/2045	2,000	1,843
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,246
Union Electric
8.450%, 03/15/2039	2,010	3,112

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	141

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Virginia Electric & Power
4.450%, 02/15/2044	$2,500	$2,608
3.450%, 02/15/2024	530	547

		243,065

Total Corporate Obligations (Cost $1,626,524) ($ Thousands)		1,681,611

U.S. TREASURY OBLIGATIONS — 20.3%
U.S. Treasury Bills
0.482%, 04/06/2017 (B) (D)	10,690	10,671
0.426%, 04/13/2017 (B) (D)	11,020	10,999
0.308%, 12/08/2016 (B) (D)	3,225	3,225
U.S. Treasury Bonds
4.500%, 02/15/2036	8,550	10,890
4.250%, 05/15/2039	610	747
3.875%, 08/15/2040	1,075	1,244
3.750%, 08/15/2041	7,345	8,344
3.750%, 11/15/2043	16,080	18,397
3.625%, 08/15/2043	14,522	16,251
3.625%, 02/15/2044	38,896	43,524
3.125%, 11/15/2041	13,150	13,460
3.125%, 02/15/2043	26,570	27,173
3.000%, 11/15/2044	3,425	3,413
3.000%, 05/15/2045	73,509	73,130
3.000%, 11/15/2045	1,480	1,471
2.875%, 08/15/2045	40,225	39,017
2.875%, 11/15/2046	34,975	33,993
2.750%, 08/15/2042	5,780	5,515
2.500%, 02/15/2045	22,511	20,215
2.500%, 02/15/2046	21,655	19,384
2.500%, 05/15/2046	71,542	64,024
2.250%, 08/15/2046	28,500	24,118
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/2044	1,175	1,348
0.750%, 02/15/2045	8,635	8,460
U.S. Treasury Notes
2.000%, 11/15/2026	1,150	1,112
1.625%, 02/15/2026	10,058	9,437
U.S. Treasury STRIPS (B)
2.880%, 05/15/2030	8,400	5,947
2.775%, 05/15/2039	43,500	22,342
2.775%, 08/15/2045	6,740	2,756
3.810%, 02/15/2045	8,205	3,403

Total U.S. Treasury Obligations (Cost $515,573) ($ Thousands)		504,010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 5.8%

California — 2.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$1,200	$1,631
California State, Build America Project, GO
7.550%, 04/01/2039	295	436
7.500%, 04/01/2034	5,300	7,463
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	122
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,523
Los Angeles Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,337
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	990	1,423
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,917
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	824
6.008%, 07/01/2039	5,000	6,220
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,205
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	1,943
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,527
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,580	1,924
State of California, Build America Project, GO
7.625%, 03/01/2040	1,540	2,261
7.350%, 11/01/2039	3,770	5,348
7.300%, 10/01/2039	1,000	1,410
University of California, Ser AD, RB
4.858%, 05/15/2112	11,775	11,264

		57,778

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/2114	2,005	2,023

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	$3,650	$4,408

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,342

Illinois — 0.5%
Illinois State, GO
5.100%, 06/01/2033	8,180	7,325
Illinois, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,205
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,169

		11,699

Indiana — 0.1%
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,860	2,377

Massachusetts — 0.1%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,210	1,407
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,080	1,368
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,000	1,117

		3,892

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,385

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, RB
3.086%, 09/15/2051	1,315	1,114
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	739

		1,853

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	$60	$86
7.102%, 01/01/2041	1,300	1,820

		1,906

New York — 1.5%
City of New York, Build America Project, GO
5.517%, 10/01/2037	1,000	1,214
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,300
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	2,360	2,903
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	6,630	7,433
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	673
New York City, Municipal Water Finance Authority, Sub-Ser GG, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2043	710	782
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,658
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,900
5.289%, 03/15/2033	1,550	1,822
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	806
4.458%, 10/01/2062	1,450	1,457
State of New York, Build America Project, RB
5.770%, 03/15/2039	8,820	10,601

		37,549

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	2,940	3,513
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	114

		3,627

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	143

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	$1,915	$2,237

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	793
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,092
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	690	964
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	2,725	3,224
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,833

		7,906

Total Municipal Bonds (Cost $133,125) ($ Thousands)		143,982

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FHLB
5.625%, 06/11/2021	960	1,112
FHLMC
6.750%, 03/15/2031	7,545	10,782
6.250%, 07/15/2032	6,735	9,451
FNMA
2.625%, 09/06/2024	12,405	12,593
1.875%, 09/24/2026	2,900	2,685
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,374
Residual Funding STRIPS
3.490%, 04/15/2030 (B)	17,770	11,592
Tennessee Valley Authority
5.500%, 06/15/2038	305	394
5.375%, 04/01/2056	12,593	15,700
5.250%, 09/15/2039	7,900	9,896
4.875%, 01/15/2048	635	735
4.625%, 09/15/2060	7,645	8,540
4.250%, 09/15/2065	2,380	2,460
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,615

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total U.S. Government Agency Obligations (Cost $91,980) ($ Thousands)		$92,929

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	193	211
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	759	842
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,354	6,857
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,141	2,819
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,453
FNMA
3.841%, 09/01/2020	3,609	3,825
3.762%, 12/01/2020	3,442	3,640
3.665%, 10/01/2020	3,292	3,475
3.583%, 09/01/2020	1,671	1,758
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,030	1,216
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	566	625
FNMA CMO, Ser 2007-68, Cl SC, IO
6.116%, 07/25/2037 (C)	49	9
GNMA ARM
2.125%, 06/20/2032 (C)	69	72
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	53	55
GNMA CMO, Ser 2009-8, Cl PS, IO
5.765%, 08/16/2038 (C)	120	16
GNMA CMO, Ser 2010-4, Cl NS, IO
5.855%, 01/16/2040 (C)	142	26
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	10,228	8,494

		38,393

Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.738%, 03/19/2045 (C)	135	119
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
1.328%, 11/19/2034 (C)	205	182
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.838%, 08/19/2045 (C)	264	244

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac Index Mortgage Loan Trust, Ser 2004- AR12, Cl A1
1.314%, 12/25/2034 (C)	$109	$91
Indymac Index Mortgage Loan Trust, Ser 2004- AR5, Cl 2A1B
1.334%, 08/25/2034 (C)	45	37
Indymac Index Mortgage Loan Trust, Ser 2004- AR6, Cl 6A1
3.268%, 10/25/2034 (C)	53	51
Indymac Index Mortgage Loan Trust, Ser 2004- AR7, Cl A2
1.394%, 09/25/2034 (C)	22	20
Indymac Index Mortgage Loan Trust, Ser 2005- AR18, Cl 2A1A
0.844%, 10/25/2036 (C)	14	10
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	20	21
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	24	24
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.107%, 12/25/2034 (C)	46	46
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.864%, 01/25/2045 (C)	133	124
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.047%, 04/25/2036 (C)	93	92

		1,061

Total Mortgage-Backed Securities (Cost $33,637) ($ Thousands)		39,454

SOVEREIGN DEBT — 0.5%
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,829
Republic of Colombia
5.625%, 02/26/2044	1,215	1,212
Republic of Uruguay
5.100%, 06/18/2050	2,095	1,875
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	1,460	1,407
United Mexican States MTN
6.050%, 01/11/2040	236	250
5.750%, 10/12/2110	504	452
5.550%, 01/21/2045	1,670	1,662
4.750%, 03/08/2044	780	692
4.600%, 01/23/2046	1,015	880
4.350%, 01/15/2047	1,770	1,474

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 10/02/2023	$1,288	$1,285

Total Sovereign Debt (Cost $13,705) ($ Thousands)		13,018

ASSET-BACKED SECURITIES — 0.4%

Mortgage Related Securities — 0.0%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.755%, 03/25/2037	180	186
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	39	41

		227

Other Asset-Backed Securities — 0.4%
Education Loan Asset-Backed Trust I, Ser 2013- 1, Cl A2
1.334%, 04/26/2032 (A) (C)	2,765	2,678
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,322	1,341
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.384%, 07/27/2037 (A) (C)	2,745	2,555
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.684%, 10/25/2034 (C)	2,620	2,611

		9,185

Total Asset-Backed Securities (Cost $9,629) ($ Thousands)		9,412

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	9,355,178	9,355

Total Cash Equivalent (Cost $9,355) ($ Thousands)		9,355

Total Investments — 100.5% (Cost $2,433,528) ($ Thousands)		$2,493,771

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	145

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2016

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(129)	Mar-2017	$78
U.S. 2-Year Treasury Note	(155)	Apr-2017	(10)
U.S. 5-Year Treasury Note	287	Mar-2017	(99)
U.S. Long Treasury Bond	(502)	Mar-2017	193

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Ultra Long Treasury Bond	951	Mar-2017	$(262)
Ultra 10-Year U.S. Treasury Bond	(88)	Mar-2017	46

			$(54)

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the OTC swap agreements held by the Fund at November 30, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	5,255	$(309)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68	3 Month USD - LIBOR	11/15/43	3,570	$(859)

For the period ended November 30, 2016, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,480,616 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note –).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $254,686 ($ Thousands), representing 10.3% of the net assets of the Fund.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GP — General Partnership

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	`Level 2	Level 3	Total
Corporate Obligations	$—	$1,681,611	$—	$1,681,611
U.S. Treasury Obligations	—	504,010	—	504,010
Municipal Bonds	—	143,982	—	143,982
U.S. Government Agency Obligations	—	92,929	—	92,929
Mortgage-Backed Securities	—	39,454	—	39,454
Sovereign Debt	—	13,018	—	13,018
Asset-Backed Securities	—	9,412	—	9,412
Cash Equivalent	9,355	—	—	9,355

Total Investments in Securities	$9,355	$2,484,416	$—	$2,493,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$317	$—	$—	$317
Unrealized Depreciation	(371)	—	—	(371)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(859)	—	(859)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(309)	—	(309)

Total Other Financial Instruments	$(54)	$(1,168)	$—	$(1,222)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	147

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.0%

Consumer Discretionary — 6.5%
21st Century Fox America
7.125%, 04/08/2028	$400	$496
6.900%, 08/15/2039	1,500	1,897
6.750%, 01/09/2038	1,125	1,333
6.650%, 11/15/2037	2,280	2,826
6.200%, 12/15/2034	2,114	2,500
CBS
5.900%, 10/15/2040	40	45
Charter Communications Operating LLC
6.834%, 10/23/2055 (A)	2,494	2,814
6.484%, 10/23/2045 (A)	435	489
Comcast
6.950%, 08/15/2037	9,029	12,211
6.550%, 07/01/2039	295	384
6.450%, 03/15/2037	4,030	5,154
6.400%, 05/15/2038	16,091	20,532
5.650%, 06/15/2035	4,455	5,257
4.750%, 03/01/2044	2,000	2,114
4.650%, 07/15/2042	3,580	3,750
4.600%, 08/15/2045	8,600	8,917
4.500%, 01/15/2043	3,700	3,757
4.250%, 01/15/2033	6,375	6,564
4.200%, 08/15/2034	18,015	18,386
Cox Communications
8.375%, 03/01/2039 (A)	2,528	3,102
Cox Enterprises
7.375%, 07/15/2027 (A)	500	578
Darden Restaurants
6.800%, 10/15/2037	2,005	2,264
Discovery Communications LLC
6.350%, 06/01/2040	907	942
4.875%, 04/01/2043	460	411

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Holdings
9.300%, 03/01/2030	$2,279	$3,074
General Motors
5.200%, 04/01/2045	3,195	3,033
Grupo Televisa
6.625%, 01/15/2040	20	21
Home Depot
5.950%, 04/01/2041	690	873
5.875%, 12/16/2036	2,383	2,988
4.875%, 02/15/2044	855	961
4.400%, 03/15/2045	7,390	7,793
4.250%, 04/01/2046	6,451	6,640
4.200%, 04/01/2043	4,575	4,655
3.750%, 02/15/2024	4,660	4,904
3.350%, 09/15/2025	2,200	2,251
Johnson Controls
5.700%, 03/01/2041	55	62
4.950%, 07/02/2064	695	649
Kohl's
5.550%, 07/17/2045	1,669	1,569
Lowe's MTN
7.110%, 05/15/2037	3,092	4,066
Lowe's
6.650%, 09/15/2037	2,360	3,112
5.800%, 10/15/2036	1,260	1,507
5.125%, 11/15/2041	2,525	2,849
5.000%, 09/15/2043	1,050	1,152
4.375%, 09/15/2045	2,615	2,663
4.250%, 09/15/2044	3,750	3,764
NBCUniversal Media LLC
5.950%, 04/01/2041	1,950	2,385
4.450%, 01/15/2043	1,750	1,771
4.375%, 04/01/2021	65	70
2.875%, 01/15/2023	225	225
Newell Brands
5.375%, 04/01/2036	1,240	1,377
NIKE
3.625%, 05/01/2043	1,560	1,466
QVC
5.950%, 03/15/2043	2,590	2,308
5.450%, 08/15/2034	495	435
Target
6.650%, 08/01/2028	355	439
6.500%, 10/15/2037	2,601	3,445
4.000%, 07/01/2042	5,930	5,827
Thomson Reuters
4.500%, 05/23/2043	290	272
Time Warner
7.700%, 05/01/2032	2,332	3,081
7.625%, 04/15/2031	2,100	2,777
6.500%, 11/15/2036	1,450	1,751
6.200%, 03/15/2040	220	250

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.100%, 07/15/2040	$1,480	$1,677
Time Warner Cable
6.550%, 05/01/2037	10	11
5.875%, 11/15/2040	150	156
Time Warner Entertainment
8.375%, 07/15/2033	1,040	1,338
Viacom
4.875%, 06/15/2043	190	181
4.850%, 12/15/2034	300	287
4.500%, 02/27/2042	1,360	1,212
Walt Disney MTN
1.850%, 07/30/2026	1,520	1,363
Walt Disney
4.125%, 12/01/2041	40	40
4.125%, 06/01/2044	4,440	4,519

		203,972

Consumer Staples — 9.2%
Altria Group
10.200%, 02/06/2039	2,501	4,362
9.950%, 11/10/2038	1,665	2,823
4.250%, 08/09/2042	420	412
3.875%, 09/16/2046	4,708	4,356
Anheuser-Busch
6.450%, 09/01/2037	975	1,242
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	50,888	54,446
4.700%, 02/01/2036	35,306	37,025
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,245	1,865
8.000%, 11/15/2039	300	443
6.375%, 01/15/2040	210	264
3.750%, 07/15/2042	670	611
Bowdoin College
4.693%, 07/01/2112	4,071	3,699
California Institute of Technology
4.700%, 11/01/2111	1,000	936
Coca-Cola
2.250%, 09/01/2026	3,020	2,816
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,297
CVS Health
5.125%, 07/20/2045	1,000	1,097
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,920	3,847
Diageo Capital
5.875%, 09/30/2036	485	594
3.875%, 04/29/2043	4,560	4,349
Duke University
3.299%, 10/01/2046	2,335	2,124
Hamilton College
4.750%, 07/01/2113	3,516	3,280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hershey
3.375%, 08/15/2046	$2,215	$1,948
Kimberly-Clark
5.300%, 03/01/2041	555	669
Kraft Heinz Foods
6.750%, 03/15/2032	415	505
4.375%, 06/01/2046	1,060	1,008
Land O' Lakes
6.000%, 11/15/2022 (A)	1,325	1,454
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,167
3.959%, 07/01/2038	1,927	2,030
Northwestern University
3.688%, 12/01/2038	1,570	1,573
PepsiCo
4.600%, 07/17/2045	4,280	4,634
4.250%, 10/22/2044	1,000	1,017
3.600%, 03/01/2024	3,445	3,594
3.450%, 10/06/2046	14,420	12,865
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	150	165
Philip Morris International
6.375%, 05/16/2038	420	537
4.875%, 11/15/2043	765	821
4.500%, 03/20/2042	8,840	9,020
4.375%, 11/15/2041	1,750	1,758
4.250%, 11/10/2044	2,792	2,752
4.125%, 03/04/2043	7,895	7,600
3.875%, 08/21/2042	2,795	2,603
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	1,700	2,418
3.619%, 10/01/2037	400	396
3.300%, 07/15/2056	2,520	2,248
3.150%, 07/15/2046	2,515	2,268
Princeton University
5.700%, 03/01/2039	1,399	1,831
Reynolds American
7.250%, 06/15/2037	480	628
6.150%, 09/15/2043	20	24
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,559
SABMiller Holdings
4.950%, 01/15/2042 (A)	4,120	4,447
Tufts University
5.017%, 04/15/2112	1,212	1,231
University of Chicago
4.411%, 10/01/2044	715	735
University of Southern California
3.028%, 10/01/2039	1,100	969
Walgreen
4.400%, 09/15/2042	30	29

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	149

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walgreens Boots Alliance
4.800%, 11/18/2044	$1,190	$1,192
4.650%, 06/01/2046	945	929
Wal-Mart Stores
6.500%, 08/15/2037	6,889	9,332
6.200%, 04/15/2038	5,625	7,413
5.625%, 04/01/2040	5,750	7,141
5.625%, 04/15/2041	1,800	2,214
5.000%, 10/25/2040	19,320	22,070
4.750%, 10/02/2043	7,200	8,035
4.300%, 04/22/2044	4,330	4,545
4.000%, 04/11/2043	7,960	7,967
Wesleyan University
4.781%, 07/01/2116	3,550	3,387

		289,632

Energy — 6.7%
Anadarko Petroleum
6.450%, 09/15/2036	5,225	5,883
6.200%, 03/15/2040	263	285
4.929%, 10/10/2036 (B)	15,000	5,906
Apache
6.900%, 09/15/2018	10	11
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,184
BP Capital Markets
3.994%, 09/26/2023	2,035	2,137
3.723%, 11/28/2028	3,865	3,889
3.535%, 11/04/2024	4,390	4,431
Buckeye Partners
5.850%, 11/15/2043	70	70
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,252
Cenovus Energy
5.200%, 09/15/2043	1,145	1,042
Chevron
2.954%, 05/16/2026	2,430	2,377
Conoco Funding
6.950%, 04/15/2029	3,188	3,905
ConocoPhillips
6.500%, 02/01/2039	12,421	15,287
5.950%, 03/15/2046	495	586
5.900%, 05/15/2038	2,400	2,720
4.300%, 11/15/2044	9,120	8,765
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,171
Devon Energy
5.600%, 07/15/2041	900	872
Devon Financing
7.875%, 09/30/2031	2,825	3,445
Energy Transfer Partners
8.250%, 11/15/2029	750	907

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.050%, 06/01/2041	$1,010	$998
4.900%, 03/15/2035	82	75
Eni
5.700%, 10/01/2040 (A)	2,620	2,606
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	806
5.950%, 02/01/2041	1,970	2,146
5.750%, 03/01/2035	185	195
5.700%, 02/15/2042	3,102	3,287
Exxon Mobil
4.114%, 03/01/2046	7,780	7,810
3.567%, 03/06/2045	12,045	10,996
Hess
5.800%, 04/01/2047	1,170	1,131
Kinder Morgan
5.550%, 06/01/2045	1,815	1,794
Marathon Petroleum
5.000%, 09/15/2054	1,030	807
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,710	6,718
Noble Energy
6.000%, 03/01/2041	360	378
5.250%, 11/15/2043	400	389
Occidental Petroleum
4.400%, 04/15/2046	3,060	3,036
4.100%, 02/15/2047	3,880	3,699
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	465	408
5.625%, 01/23/2046	516	401
Phillips 66
4.650%, 11/15/2034	2,642	2,677
Schlumberger Holdings
4.000%, 12/21/2025 (A)	3,000	3,105
Shell International Finance
6.375%, 12/15/2038	6,636	8,393
5.500%, 03/25/2040	2,500	2,848
4.550%, 08/12/2043	6,145	6,183
4.375%, 05/11/2045	5,450	5,374
4.125%, 05/11/2035	4,631	4,605
4.000%, 05/10/2046	7,235	6,715
Shell International Finance BV
3.750%, 09/12/2046	2,735	2,454
Southern Natural Gas
7.350%, 02/15/2031	2,215	2,556
Spectra Energy Capital
6.750%, 02/15/2032	800	888
Spectra Energy Partners
5.950%, 09/25/2043	160	176
Statoil
6.500%, 12/01/2028 (A)	2,325	2,885
5.250%, 04/15/2019	50	54
5.100%, 08/17/2040	1,415	1,557

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.800%, 11/08/2043	$1,534	$1,640
3.950%, 05/15/2043	1,430	1,334
Suncor Energy
5.950%, 12/01/2034	2,205	2,511
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	2,447	2,282
5.300%, 04/01/2044	1,309	1,222
TC PipeLines
4.375%, 03/13/2025	1,300	1,293
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)	1,165	1,081
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	2,660
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,367
6.100%, 06/01/2040	1,660	1,991
5.000%, 10/16/2043	1,275	1,385
4.625%, 03/01/2034	12,148	12,838
Valero Energy
10.500%, 03/15/2039	2,476	3,691
Williams Partners
6.300%, 04/15/2040	50	50
5.800%, 11/15/2043	1,435	1,380
5.400%, 03/04/2044	1,600	1,484

		209,484

Financials — 18.4%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,722
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,570	7,057
American Express
4.050%, 12/03/2042	750	721
American International Group
4.700%, 07/10/2035	630	652
Bank of America
7.750%, 05/14/2038	1,275	1,773
6.500%, 07/15/2018	265	284
6.110%, 01/29/2037	3,965	4,642
6.000%, 10/15/2036	2,590	3,100
Bank of America MTN
5.875%, 02/07/2042	4,200	5,057
5.000%, 01/21/2044	4,455	4,826
4.875%, 04/01/2044	1,675	1,796
4.450%, 03/03/2026	690	709
4.183%, 11/25/2027	2,610	2,604
4.100%, 07/24/2023	340	355
3.950%, 04/21/2025	300	298
3.500%, 04/19/2026	1,125	1,111
3.300%, 01/11/2023	710	710
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank One Capital III
8.750%, 09/01/2030	$620	$883
Berkshire Hathaway
4.500%, 02/11/2043	8,988	9,500
3.400%, 01/31/2022	56	59
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,541
4.400%, 05/15/2042	2,250	2,330
4.300%, 05/15/2043	2,390	2,447
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	5,935	5,900
4.450%, 07/15/2045 (A)	700	643
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	5,562
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	6,476	6,395
CDP Financial
5.600%, 11/25/2039 (A)	4,178	5,169
Chubb
6.500%, 05/15/2038	2,485	3,311
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,465
4.350%, 11/03/2045	5,000	5,221
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,144
6.125%, 11/01/2034	3,553	4,142
Citigroup
8.125%, 07/15/2039	1,673	2,458
6.875%, 02/15/2098	2,435	3,119
6.675%, 09/13/2043	2,601	3,303
6.125%, 08/25/2036	345	394
4.750%, 05/18/2046	1,165	1,150
4.650%, 07/30/2045	2,910	3,004
4.450%, 09/29/2027	7,630	7,736
4.400%, 06/10/2025	500	511
Citigroup Capital III
7.625%, 12/01/2036	895	1,049
CME Group
5.300%, 09/15/2043	5,030	5,859
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	2,671	3,086
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (A) (C)	650	771
5.800%, 09/30/2110 (A)	3,164	3,536
5.250%, 08/04/2045	2,695	2,934
4.625%, 12/01/2023	1,670	1,749
4.375%, 08/04/2025	1,200	1,222
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (A)	1,140	1,160
Daimler Finance North America LLC
1.375%, 08/01/2017 (A)	9,450	9,455

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	151

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DaimlerChrysler
8.500%, 01/18/2031	$150	$227
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	899
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	5,720	5,856
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,000	945
First Union Capital II
7.950%, 11/15/2029	605	773
FMR
5.150%, 02/01/2043 (A)	260	270
4.950%, 02/01/2033 (A)	250	259
General Electric MTN
6.875%, 01/10/2039	1,315	1,834
6.750%, 03/15/2032	106	140
6.150%, 08/07/2037	81	103
5.875%, 01/14/2038	11,535	14,443
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	190
4.800%, 07/08/2044	3,850	3,996
Goldman Sachs Group
6.750%, 10/01/2037	8,620	10,622
6.345%, 02/15/2034	2,555	2,981
6.250%, 02/01/2041	7,564	9,300
6.125%, 02/15/2033	16,195	19,392
5.950%, 01/18/2018	1,000	1,045
4.750%, 10/21/2045	4,660	4,868
3.750%, 05/22/2025	2,250	2,265
3.625%, 01/22/2023	215	220
3.500%, 11/16/2026	840	826
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	7,070	6,906
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,175
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,568
7.000%, 01/15/2039	2,580	3,303
5.875%, 11/01/2034	7,530	8,652
HSBC Holdings
6.800%, 06/01/2038	1,350	1,686
6.500%, 09/15/2037	8,530	10,230
6.100%, 01/14/2042	965	1,201
5.250%, 03/14/2044	10,630	11,232
4.375%, 11/23/2026	2,180	2,171
Intercontinental Exchange
3.750%, 12/01/2025	2,460	2,521
JPMorgan Chase
6.400%, 05/15/2038	10,223	13,110
5.600%, 07/15/2041	6,880	8,111
5.500%, 10/15/2040	9,100	10,644
5.400%, 01/06/2042	9,160	10,636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.950%, 06/01/2045	$3,450	$3,659
4.250%, 10/15/2020	300	318
3.900%, 07/15/2025	500	516
3.875%, 09/10/2024	750	759
3.625%, 12/01/2027	2,210	2,152
3.375%, 05/01/2023	250	249
3.300%, 04/01/2026	3,910	3,845
3.200%, 01/25/2023	200	202
3.200%, 06/15/2026	3,510	3,419
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	7,712	7,555
KKR Group Finance III
5.125%, 06/01/2044 (A)	7,197	6,759
Liberty Mutual Group
6.500%, 05/01/2042 (A)	3,132	3,703
Lincoln National
6.300%, 10/09/2037	100	115
6.150%, 04/07/2036	45	50
Lloyds Banking Group
5.300%, 12/01/2045 (A)	1,789	1,778
Macquarie Bank
5.000%, 02/22/2017 (A)	65	66
Macquarie Group
6.250%, 01/14/2021 (A)	40	44
6.000%, 01/14/2020 (A)	100	109
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	2,981
MetLife
10.750%, 08/01/2039	1,215	1,896
6.500%, 12/15/2032	350	437
5.875%, 02/06/2041	2,315	2,760
5.700%, 06/15/2035	8,975	10,531
4.875%, 11/13/2043	4,465	4,775
4.721%, 12/15/2044	3,910	4,098
4.050%, 03/01/2045	1,225	1,169
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	268
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,535
Morgan Stanley
7.250%, 04/01/2032	155	207
Morgan Stanley MTN
6.375%, 07/24/2042	1,845	2,366
6.250%, 08/09/2026	8,221	9,838
4.300%, 01/27/2045	8,585	8,502
4.000%, 07/23/2025	5,665	5,804
3.875%, 04/29/2024	635	650
3.875%, 01/27/2026	970	983
3.700%, 10/23/2024	3,405	3,448
3.125%, 07/27/2026	3,460	3,315
2.282%, 10/24/2023 (C)	1,485	1,489

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mutual of Omaha Insurance
4.297%, 07/15/2054 (A) (C)	$1,300	$1,297
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,617
Nationwide Building Society
4.000%, 09/14/2026 (A)	1,165	1,090
Nationwide Financial Services
5.300%, 11/18/2044 (A)	1,450	1,484
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,510	2,261
4.950%, 04/22/2044 (A)	1,905	1,866
New York Life Insurance
6.750%, 11/15/2039 (A)	5,615	7,406
5.875%, 05/15/2033 (A)	4,447	5,261
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	2,415	2,959
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,040	1,517
PNC Bank
3.800%, 07/25/2023	450	467
PNC Bank MTN
3.250%, 06/01/2025	4,615	4,619
PNC Funding
6.700%, 06/10/2019	100	112
Prudential Financial MTN
6.625%, 06/21/2040	285	355
5.700%, 12/14/2036	5,149	5,939
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,303
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,301
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	3,187	4,086
4.900%, 09/15/2044 (A)	8,280	8,841
Toronto-Dominion Bank
3.625%, 09/15/2031 (C)	1,250	1,203
Travelers MTN
6.250%, 06/15/2037	125	160
Travelers
6.750%, 06/20/2036	3,148	4,216
5.350%, 11/01/2040	1,565	1,835
3.750%, 05/15/2046	2,340	2,204
Trinity Acquisition
6.125%, 08/15/2043	50	53
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,300	1,697
Wachovia
5.750%, 06/15/2017	150	153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance LLC
4.750%, 09/17/2044 (A)	$1,330	$1,313
Wells Fargo MTN
4.900%, 11/17/2045	3,305	3,418
4.600%, 04/01/2021	40	43
4.400%, 06/14/2046	6,675	6,431
4.300%, 07/22/2027	2,500	2,585
3.500%, 03/08/2022	235	242
Wells Fargo
5.606%, 01/15/2044	10,633	12,084
3.900%, 05/01/2045	10,782	10,135
3.000%, 04/22/2026	2,160	2,072
3.000%, 10/23/2026	4,225	4,043
Wells Fargo Bank
6.600%, 01/15/2038	5,445	6,941
5.950%, 08/26/2036	3,390	4,033
5.850%, 02/01/2037	8,581	10,057
XLIT
5.250%, 12/15/2043	2,770	2,814
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	640	646

		574,811

Health Care — 9.1%
Abbott Laboratories
4.900%, 11/30/2046	4,605	4,644
AbbVie
4.700%, 05/14/2045	680	667
4.400%, 11/06/2042	5,020	4,712
Actavis
4.625%, 10/01/2042	25	24
Actavis Funding SCS
4.850%, 06/15/2044	625	622
4.750%, 03/15/2045	945	935
4.550%, 03/15/2035	3,830	3,774
Aetna
4.750%, 03/15/2044	3,440	3,564
4.375%, 06/15/2046	6,095	6,008
4.250%, 06/15/2036	2,045	2,031
4.125%, 11/15/2042	1,885	1,740
Allina Health System
4.805%, 11/15/2045	1,616	1,739
Amgen
4.663%, 06/15/2051 (A)	616	598
4.563%, 06/15/2048 (A)	1,425	1,379
4.400%, 05/01/2045	1,060	1,012
Anthem
4.650%, 08/15/2044	1,600	1,591
4.625%, 05/15/2042	300	297
2.375%, 02/15/2017	20	20
Ascension Health
4.847%, 11/15/2053	520	563

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	153

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.945%, 11/15/2046	$2,105	$2,026
AstraZeneca
6.450%, 09/15/2037	6,145	7,923
4.000%, 09/18/2042	1,435	1,361
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,355
Becton Dickinson
4.875%, 05/15/2044	1,000	1,033
Biogen
4.050%, 09/15/2025	715	736
Celgene
5.250%, 08/15/2043	670	708
4.625%, 05/15/2044	780	761
Cigna
5.875%, 03/15/2041	65	74
City of Hope
5.623%, 11/15/2043	850	995
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,656	3,530
Covidien International Finance
6.550%, 10/15/2037	705	900
Express Scripts Holding
4.800%, 07/15/2046	900	863
Gilead Sciences
4.800%, 04/01/2044	4,380	4,512
4.750%, 03/01/2046	8,695	8,935
4.600%, 09/01/2035	3,810	3,919
4.500%, 02/01/2045	10,385	10,253
4.150%, 03/01/2047	4,475	4,191
4.000%, 09/01/2036	2,775	2,652
2.950%, 03/01/2027	1,775	1,685
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,599	8,682
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,455
Highmark
6.125%, 05/15/2041 (A)	1,560	1,430
4.750%, 05/15/2021 (A)	1,330	1,324
Humana
8.150%, 06/15/2038	1,510	2,048
4.625%, 12/01/2042	55	53
Johns Hopkins Health System
3.837%, 05/15/2046	640	610
Johnson & Johnson
4.500%, 12/05/2043	1,000	1,124
4.375%, 12/05/2033	7,300	8,048
Medtronic
4.625%, 03/15/2044	6,416	6,741
4.625%, 03/15/2045	16,008	16,992
4.375%, 03/15/2035	12,336	12,798
Merck
6.550%, 09/15/2037	1,000	1,320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.150%, 05/18/2043	$3,050	$3,096
3.700%, 02/10/2045	14,700	14,011
3.600%, 09/15/2042	850	798
2.750%, 02/10/2025	2,035	1,999
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,549
Mylan
5.250%, 06/15/2046 (A)	1,695	1,565
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,962	2,793
4.063%, 08/01/2056	2,200	2,104
North Shore-Long Island Jewish Health Care
4.800%, 11/01/2042	2,400	2,439
Novartis Capital
4.400%, 05/06/2044	5,500	5,907
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,545
Perrigo Finance Unlimited
4.375%, 03/15/2026	990	989
Pfizer
7.200%, 03/15/2039	1,480	2,122
4.400%, 05/15/2044	4,895	5,106
4.300%, 06/15/2043	2,640	2,717
4.125%, 12/15/2046	3,790	3,790
4.000%, 12/15/2036	11,136	11,173
Pharmacia
6.600%, 12/01/2028	1,145	1,471
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,315	1,221
Roche Holdings
7.000%, 03/01/2039 (A)	735	1,043
4.000%, 11/28/2044 (A)	230	230
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,729
St. Barnabas
4.000%, 07/01/2028	2,240	2,234
Stryker
4.625%, 03/15/2046	615	613
4.375%, 05/15/2044	1,220	1,174
4.100%, 04/01/2043	785	723
Sutter Health
2.286%, 08/15/2053	2,000	1,956
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	1,035	955
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	1,620	1,404
Toledo Hospital
4.982%, 11/15/2045	3,425	3,772
Trinity Health
4.125%, 12/01/2045	2,524	2,464

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.875%, 02/15/2038	$2,396	$3,235
6.625%, 11/15/2037	4,315	5,677
6.500%, 06/15/2037	3,210	4,145
5.950%, 02/15/2041	95	116
5.800%, 03/15/2036	325	391
5.700%, 10/15/2040	1,005	1,205
4.750%, 07/15/2045	12,390	13,621
4.625%, 07/15/2035	1,100	1,186
4.375%, 03/15/2042	30	30
3.950%, 10/15/2042	1,075	1,027
Wyeth LLC
6.500%, 02/01/2034	3,390	4,303
5.950%, 04/01/2037	4,425	5,495

		286,080

Industrials — 8.3%
3M MTN
3.125%, 09/19/2046	2,275	1,990
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	463	483
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	5,281	5,292
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,139	1,220
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	1,945	1,973
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,765	3,718
BAE Systems Holdings
4.750%, 10/07/2044 (A)	3,098	3,134
Boeing
3.300%, 03/01/2035	5,670	5,316
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	495	560
4.950%, 09/15/2041	140	154
4.900%, 04/01/2044	5,800	6,385
4.550%, 09/01/2044	5,100	5,365
4.450%, 03/15/2043	1,250	1,293
4.400%, 03/15/2042	2,825	2,889
3.900%, 08/01/2046	3,000	2,878
Canadian National Railway
6.250%, 08/01/2034	2,393	3,067
6.200%, 06/01/2036	5,665	7,350
4.500%, 11/07/2043	3,800	4,055
3.200%, 08/02/2046	3,775	3,310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar
5.200%, 05/27/2041	$640	$736
4.750%, 05/15/2064	4,770	5,012
3.803%, 08/15/2042	5,890	5,692
CSX
4.750%, 05/30/2042	1,670	1,714
4.500%, 08/01/2054	900	878
Deere
3.900%, 06/09/2042	12,095	12,150
Eaton
4.000%, 11/02/2032	2,780	2,758
FedEx
7.600%, 07/01/2097	1,403	1,728
GE Capital International Funding Unlimited
4.418%, 11/15/2035	60,674	63,160
General Electric
4.500%, 03/11/2044	3,965	4,177
2.700%, 10/09/2022	1,010	1,014
Honeywell International
5.700%, 03/15/2037	300	367
5.375%, 03/01/2041	4,435	5,345
Lockheed Martin
3.600%, 03/01/2035	3,035	2,887
Norfolk Southern
6.000%, 03/15/2105	2,536	2,741
6.000%, 05/23/2111	345	374
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,890
Raytheon
4.700%, 12/15/2041	560	619
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	9,350	9,767
3.300%, 09/15/2046 (A)	11,330	9,818
2.350%, 10/15/2026 (A)	1,775	1,645
Stanley Black & Decker
5.200%, 09/01/2040	280	310
Tyco International Finance
5.125%, 09/14/2045	1,880	2,010
Union Pacific
4.375%, 11/15/2065	4,355	4,310
4.050%, 03/01/2046	1,395	1,388
3.875%, 02/01/2055	4,730	4,255
3.799%, 10/01/2051 (A)	5,205	4,804
United Airlines, Pass-Through Trust, Ser 2014- 2, Cl A
3.750%, 09/03/2026	2,567	2,618
United Parcel Service
8.375%, 04/01/2030 (D)	710	985
6.200%, 01/15/2038	3,152	4,135
3.625%, 10/01/2042	2,500	2,379
3.400%, 11/15/2046	3,925	3,531

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	155

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Technologies
5.700%, 04/15/2040	$1,520	$1,837
4.500%, 06/01/2042	17,140	18,144
4.150%, 05/15/2045	3,410	3,416
3.750%, 11/01/2046	6,560	6,156
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,934	2,157
WW Grainger
4.600%, 06/15/2045	1,185	1,258

		258,597

Information Technology — 7.7%
Apple
4.650%, 02/23/2046	9,285	9,827
4.500%, 02/23/2036	3,105	3,302
4.450%, 05/06/2044	780	790
4.375%, 05/13/2045	15,845	16,202
3.850%, 05/04/2043	3,350	3,163
3.850%, 08/04/2046	13,630	12,750
3.450%, 02/09/2045	6,850	6,020
Applied Materials
5.850%, 06/15/2041	90	105
Cisco Systems
5.900%, 02/15/2039	7,439	9,383
5.500%, 01/15/2040	7,095	8,618
Diamond 1 Finance
8.350%, 07/15/2046 (A)	2,295	2,691
Hewlett Packard Enterprise
6.200%, 10/15/2035 (A)	3,615	3,521
Intel
4.900%, 07/29/2045	13,815	15,385
4.800%, 10/01/2041	6,095	6,657
4.100%, 05/19/2046	3,624	3,539
4.000%, 12/15/2032	520	526
International Business Machines
3.625%, 02/12/2024	4,160	4,328
Intuit
5.750%, 03/15/2017	25	25
Mastercard
3.800%, 11/21/2046	2,605	2,532
Microsoft
5.300%, 02/08/2041	475	564
4.875%, 12/15/2043	1,200	1,321
4.750%, 11/03/2055	3,545	3,790
4.450%, 11/03/2045	1,315	1,387
4.000%, 02/12/2055	13,098	12,130
3.750%, 02/12/2045	14,235	13,372
3.700%, 08/08/2046	24,093	22,423
3.500%, 02/12/2035	2,235	2,140
3.500%, 11/15/2042	670	608
3.450%, 08/08/2036	12,200	11,513

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.400%, 08/08/2026	$1,255	$1,192
Oracle
6.500%, 04/15/2038	7,067	9,235
6.125%, 07/08/2039	2,870	3,584
4.500%, 07/08/2044	980	1,001
4.375%, 05/15/2055	3,515	3,431
4.300%, 07/08/2034	15,695	16,148
4.125%, 05/15/2045	8,810	8,509
4.000%, 07/15/2046	7,174	6,804
2.650%, 07/15/2026	4,710	4,470
Visa
4.300%, 12/14/2045	5,220	5,448
4.150%, 12/14/2035	3,835	3,989

		242,423

Materials — 1.6%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,686
Albemarle
5.450%, 12/01/2044	1,449	1,536
Barrick North America Finance LLC
7.500%, 09/15/2038	15	18
5.750%, 05/01/2043	2,085	2,218
5.700%, 05/30/2041	1,380	1,456
5.250%, 04/01/2042	550	553
BHP Billiton Finance USA
5.000%, 09/30/2043	7,120	7,925
Dow Chemical
5.250%, 11/15/2041	755	808
4.625%, 10/01/2044	825	813
4.250%, 10/01/2034	2,870	2,782
Georgia-Pacific LLC
8.875%, 05/15/2031	1,785	2,672
7.250%, 06/01/2028	330	425
Glencore Finance Canada
6.000%, 11/15/2041 (A)	2,878	2,792
International Paper
8.700%, 06/15/2038	1,000	1,407
LYB International Finance
5.250%, 07/15/2043	775	813
LyondellBasell Industries
4.625%, 02/26/2055	65	58
Monsanto
4.700%, 07/15/2064	2,310	2,031
4.400%, 07/15/2044	225	209
4.200%, 07/15/2034	3,550	3,364
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)	1,360	1,368
Newmont Mining
5.875%, 04/01/2035	100	109
Nucor
6.400%, 12/01/2037	40	49

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Alcan
7.250%, 03/15/2031	$4,290	$5,088
Rio Tinto Finance USA
9.000%, 05/01/2019	60	70
5.200%, 11/02/2040	20	22
4.750%, 03/22/2042	120	128
4.125%, 08/21/2042	6,910	6,755
Southern Copper
5.875%, 04/23/2045	1,245	1,188
Union Carbide
7.750%, 10/01/2096	25	30
Westlake Chemical
5.000%, 08/15/2046 (A)	760	718

		49,091

Real Estate — 1.3%
Alexandria Real Estate Equities
3.900%, 06/15/2023	400	406
American Tower Trust I
3.070%, 03/15/2023 (A)	3,034	2,995
Boston Properties
2.750%, 10/01/2026	840	775
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,120
ERP Operating
4.625%, 12/15/2021	33	36
4.500%, 07/01/2044	4,000	4,036
4.500%, 06/01/2045	1,450	1,459
Federal Realty Investment Trust
3.625%, 08/01/2046	3,595	3,141
HCP
6.750%, 02/01/2041	1,080	1,244
4.250%, 11/15/2023	740	755
Health Care
3.750%, 03/15/2023	180	183
Kimco Realty
4.125%, 12/01/2046	3,260	3,059
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,869
Simon Property Group
6.750%, 02/01/2040	4,465	5,980
4.750%, 03/15/2042	3,805	4,044
4.375%, 03/01/2021	40	43
3.300%, 01/15/2026	560	558
Ventas Realty
5.700%, 09/30/2043	3,910	4,345
Welltower
6.500%, 03/15/2041	775	926
5.125%, 03/15/2043	1,020	1,046

		41,020

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.1%
America Movil
6.375%, 03/01/2035	$50	$57
6.125%, 11/15/2037	50	55
6.125%, 03/30/2040	2,375	2,681
4.375%, 07/16/2042	3,900	3,540
AT&T
8.250%, 11/15/2031	1,391	1,923
6.375%, 03/01/2041	1,495	1,718
6.350%, 03/15/2040	1,830	2,083
5.600%, 05/15/2018	40	42
5.550%, 08/15/2041	200	207
5.350%, 09/01/2040	2,669	2,694
4.800%, 06/15/2044	4,130	3,871
4.550%, 03/09/2049 (A)	2,066	1,845
4.500%, 05/15/2035	5,835	5,533
4.350%, 06/15/2045	3,129	2,743
3.000%, 02/15/2022	20	20
Centel Capital
9.000%, 10/15/2019	25	29
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	3,891
Rogers Communications
5.450%, 10/01/2043	4,000	4,451
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,621	5,694
Verizon Communications
7.350%, 04/01/2039	2,275	2,938
6.550%, 09/15/2043	815	1,016
6.000%, 04/01/2041	1,420	1,636
5.012%, 08/21/2054	9,502	9,404
4.272%, 01/15/2036	4,535	4,334
Vodafone Group
7.875%, 02/15/2030	1,605	2,099

		64,504

Utilities — 15.1%
AEP Transmission LLC
4.000%, 12/01/2046 (A)	5,703	5,668
AGL Capital
5.875%, 03/15/2041	600	692
Alabama Power
5.200%, 06/01/2041	155	176
5.125%, 02/15/2019	195	208
4.150%, 08/15/2044	135	135
Appalachian Power
6.700%, 08/15/2037	50	64
5.800%, 10/01/2035	125	142
4.600%, 03/30/2021	70	74
Arizona Public Service
8.750%, 03/01/2019	455	521
5.050%, 09/01/2041	50	56

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	157

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 04/01/2042	$12	$12
Baltimore Gas & Electric
6.350%, 10/01/2036	125	160
5.200%, 06/15/2033	1,620	1,772
3.500%, 08/15/2046	3,135	2,834
Berkshire Hathaway Energy
6.500%, 09/15/2037	2,377	3,045
6.125%, 04/01/2036	2,301	2,861
5.950%, 05/15/2037	635	774
5.150%, 11/15/2043	470	523
Black Hills
4.200%, 09/15/2046	1,100	1,048
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,528
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,310	2,493
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,255
4.500%, 01/15/2021	40	42
Cleco Power
6.000%, 12/01/2040	650	793
Commonwealth Edison
4.700%, 01/15/2044	2,870	3,096
4.600%, 08/15/2043	1,220	1,311
3.700%, 03/01/2045	11,570	10,896
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,300
Consolidated Edison of New York
6.750%, 04/01/2038	5,026	6,674
6.200%, 06/15/2036	65	82
5.850%, 04/01/2018	180	190
5.700%, 06/15/2040	40	48
5.500%, 12/01/2039	75	88
4.625%, 12/01/2054	1,075	1,124
4.450%, 03/15/2044	650	677
3.950%, 03/01/2043	5,840	5,624
3.850%, 06/15/2046	1,490	1,415
Consumers Energy
4.350%, 08/31/2064	4,250	4,284
Dominion Resources
5.250%, 08/01/2033	20	21
4.900%, 08/01/2041	2,885	2,980
4.050%, 09/15/2042	450	419
DTE Electric
3.950%, 06/15/2042	80	79
3.900%, 06/01/2021	30	32
3.700%, 03/15/2045	7,575	7,271
Duke Energy
3.550%, 09/15/2021	17	18
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	140
6.100%, 06/01/2037	2,010	2,477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.050%, 04/15/2038	$2,035	$2,550
5.300%, 02/15/2040	7,659	8,916
4.250%, 12/15/2041	2,000	2,033
4.000%, 09/30/2042	14,915	14,655
3.900%, 06/15/2021	50	53
3.875%, 03/15/2046	4,100	3,964
3.750%, 06/01/2045	500	470
Duke Energy Florida
6.400%, 06/15/2038	3,035	3,956
Duke Energy Florida LLC
3.400%, 10/01/2046	1,315	1,164
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,248
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,607
6.350%, 08/15/2038	3,185	4,102
4.900%, 07/15/2043	930	1,033
Duke Energy Progress LLC
4.375%, 03/30/2044	2,270	2,341
4.200%, 08/15/2045	4,810	4,818
4.150%, 12/01/2044	1,250	1,241
4.100%, 05/15/2042	530	522
3.700%, 10/15/2046	650	603
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,653
Electricite de France
6.000%, 01/22/2114 (A)	9,903	9,690
4.950%, 10/13/2045 (A)	3,625	3,644
4.750%, 10/13/2035 (A)	1,625	1,637
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,084
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,594
3.250%, 04/01/2028	3,475	3,437
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,167
Exelon
4.950%, 06/15/2035	1,685	1,769
Exelon Generation LLC
5.200%, 10/01/2019	100	107
Florida Power & Light
5.960%, 04/01/2039	2,570	3,271
5.690%, 03/01/2040	5,728	7,134
5.650%, 02/01/2037	1,000	1,214
4.050%, 06/01/2042	3,460	3,522
4.050%, 10/01/2044	3,215	3,260
3.800%, 12/15/2042	4,720	4,621
Georgia Power
5.650%, 03/01/2037	105	122
5.400%, 06/01/2040	11,470	12,887
4.300%, 03/15/2042	10,330	10,334
4.300%, 03/15/2043	2,945	2,982

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gulf Power
4.550%, 10/01/2044	$1,500	$1,468
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	3,870	4,065
4.650%, 06/01/2043 (A)	4,250	4,319
International Transmission
4.625%, 08/15/2043 (A)	1,975	2,069
Jersey Central Power & Light
6.150%, 06/01/2037	775	884
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,816	7,149
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,358
Kentucky Utilities
5.125%, 11/01/2040	2,565	2,930
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,951	5,810
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,703
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,832
4.400%, 10/15/2044	7,655	8,053
Monongahela Power
5.400%, 12/15/2043 (A)	2,930	3,398
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	974
Nevada Power
6.650%, 04/01/2036	100	130
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,358
4.119%, 11/28/2042 (A)	2,000	1,917
NiSource Finance
5.950%, 06/15/2041	220	256
5.800%, 02/01/2042	900	1,053
Northern States Power
6.250%, 06/01/2036	1,176	1,526
6.200%, 07/01/2037	3,640	4,745
4.850%, 08/15/2040	3,400	3,807
3.400%, 08/15/2042	464	425
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,015
5.250%, 09/01/2050	1,205	1,274
4.250%, 04/01/2046	1,630	1,553
4.200%, 12/01/2042	3,740	3,581
Ohio Edison
8.250%, 10/15/2038	395	556
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,480
Oncor Electric Delivery
7.500%, 09/01/2038	200	283
7.000%, 09/01/2022	85	104
6.800%, 09/01/2018	35	38

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 09/30/2040	$1,650	$1,901
4.550%, 12/01/2041	4,700	5,003
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,450	1,700
One Gas
4.658%, 02/01/2044	1,420	1,487
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	5,952
6.050%, 03/01/2034	7,504	9,335
4.600%, 06/15/2043	8,520	9,043
4.450%, 04/15/2042	5,495	5,714
4.000%, 12/01/2046	2,391	2,333
3.250%, 09/15/2021	18	18
PacifiCorp
6.250%, 10/15/2037	3,475	4,504
6.000%, 01/15/2039	5,065	6,440
4.100%, 02/01/2042	2,725	2,726
PECO Energy
4.800%, 10/15/2043	1,505	1,658
Pennsylvania Electric
6.150%, 10/01/2038	100	112
6.050%, 09/01/2017	50	51
Piedmont Natural Gas
4.650%, 08/01/2043	830	858
3.640%, 11/01/2046	1,300	1,149
Potomac Electric Power
4.950%, 11/15/2043	950	1,070
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,264
4.750%, 07/15/2043	3,600	3,970
Progress Energy
4.400%, 01/15/2021	25	27
PSEG Power LLC
5.125%, 04/15/2020	50	54
Public Service Electric & Gas MTN
4.150%, 11/01/2045	700	724
4.050%, 05/01/2045	1,800	1,822
4.000%, 06/01/2044	695	704
3.650%, 09/01/2042	1,905	1,812
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,515
4.300%, 03/15/2044	1,780	1,859
3.950%, 03/15/2043	5,845	5,807
2.900%, 05/15/2025	4,730	4,688
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	159
San Diego Gas & Electric
6.000%, 06/01/2026	625	765
Sempra Energy
9.800%, 02/15/2019	50	58

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	159

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 10/15/2039	$2,740	$3,243
South Carolina Electric & Gas
5.450%, 02/01/2041	605	686
5.100%, 06/01/2065	5,915	6,145
Southern California Edison
6.000%, 01/15/2034	175	217
5.950%, 02/01/2038	510	648
5.500%, 03/15/2040	70	84
5.350%, 07/15/2035	2,240	2,605
4.650%, 10/01/2043	9,509	10,447
4.050%, 03/15/2042	7,405	7,396
Southern California Gas
3.750%, 09/15/2042	3,150	3,072
Southern Gas Capital
4.400%, 06/01/2043	665	655
3.950%, 10/01/2046	400	368
3.500%, 09/15/2021	68	70
Southwest Gas
3.800%, 09/29/2046	1,025	925
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,451
3.900%, 04/01/2045	780	719
Southwestern Public Service
8.750%, 12/01/2018	40	45
4.500%, 08/15/2041	10,725	11,195
Tampa Electric
4.350%, 05/15/2044	1,225	1,220
Union Electric
8.450%, 03/15/2039	2,780	4,305
Virginia Electric & Power
6.350%, 11/30/2037	630	808
4.650%, 08/15/2043	2,530	2,719
4.450%, 02/15/2044	4,500	4,695
4.200%, 05/15/2045	1,750	1,781
4.000%, 11/15/2046	1,720	1,708
Wisconsin Electric Power
4.250%, 06/01/2044	850	876
3.650%, 12/15/2042	3,930	3,659
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	328
Wisconsin Public Service
4.752%, 11/01/2044	3,615	4,001

		472,025

Total Corporate Obligations (Cost $2,708,377) ($ Thousands)		2,691,639

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 7.5%

California — 3.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$6,745	$9,167
California State, Build America Project, GO
7.550%, 04/01/2039	10,155	15,038
7.500%, 04/01/2034	13,085	18,424
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	660
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	4,530	6,220
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,827
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,127
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	9,507
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,750	2,275
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	3,455	4,206
State of California, Build America Project, GO
7.625%, 03/01/2040	1,370	2,012
7.300%, 10/01/2039	11,750	16,568
University of California, Build America Project, RB
5.770%, 05/15/2043	5,100	6,229
University of California, Ser AD, RB
4.858%, 05/15/2112	6,337	6,062
University of California, Ser AP, RB
3.931%, 05/15/2045	950	931
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	4,286
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	999

		105,538

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	535

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	$2,235	$2,552
6.637%, 04/01/2057	3,909	4,852

		7,404

Illinois — 0.2%
Illinois State, GO
5.100%, 06/01/2033	2,285	2,046
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	3,205	3,862

		5,908

Kansas — 0.2%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	6,300	6,542

Massachusetts — 0.3%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	555	645
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	5,085	6,332
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	330	369
Commonwealth of Massachusetts, Ser F, GO
3.277%, 06/01/2046	660	611

		7,957

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,013

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB
3.086%, 09/15/2051	1,555	1,317

New Jersey — 0.4%
New Jersey Turnpike Authority, RB
7.414%, 01/01/2040	2,895	4,217
7.102%, 01/01/2041	5,985	8,377

		12,594

New York — 1.1%
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,473
5.206%, 10/01/2031	750	863

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.767%, 08/01/2036	$3,140	$3,869
5.508%, 08/01/2037	1,890	2,283
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	984
5.882%, 06/15/2044	500	650
5.724%, 06/15/2042	3,720	4,743
5.440%, 06/15/2043	5,500	6,765
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,090
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,368
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	272
4.458%, 10/01/2062	7,225	7,263

		32,623

North Carolina — 0.1%
University of North Carolina at Chapel Hill, Ser C, RB
3.327%, 12/01/2036	3,660	3,584

Ohio — 0.3%
American Municipal Power, RB
6.053%, 02/15/2043	2,200	2,629
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,102
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
4.879%, 12/01/2034	1,795	2,027

		8,758

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,250	2,172

Texas — 1.0%
City Public Service Board of San Antonio Texas, RB
5.808%, 02/01/2041	3,800	4,766
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,586
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,712
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,493

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	161

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Concluded)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	$4,025	$4,762
5.028%, 04/01/2026	6,600	7,577
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,529
University of Texas, Build America Project, Ser B, RB Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	66

		31,491

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	500

Washington — 0.2%
State of Washington, GO
5.140%, 08/01/2040	4,495	5,393

Total Municipal Bonds (Cost $238,788) ($ Thousands)		233,329

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bills
0.462%, 02/23/2017 (B) (E)	5,170	5,164
0.335%, 01/12/2017 (B) (E)	14,155	14,150
0.000%, 04/06/2017 (B) (E)	8,020	8,006
U.S. Treasury Bonds
2.875%, 11/15/2046	8,020	7,795
2.500%, 02/15/2046	16,225	14,523
2.500%, 05/15/2046	31,840	28,494
2.250%, 08/15/2046	58,475	49,485
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/2044	300	344
0.750%, 02/15/2045	1,820	1,783
U.S. Treasury Notes
2.000%, 11/15/2026	7,525	7,281
1.500%, 08/15/2026	7,255	6,700

Total U.S. Treasury Obligations (Cost $149,675) ($ Thousands)		143,725

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Tennessee Valley Authority
5.880%, 04/01/2036	1,200	1,600
4.250%, 09/15/2065	2,590	2,678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total U.S. Government Agency Obligations (Cost $4,132) ($ Thousands)		$4,278

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.625%, 06/02/2046 (A)	$2,050	2,038

Total Sovereign Debt (Cost $2,008) ($ Thousands)		2,038

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	473	479

Total Asset-Backed Security (Cost $473) ($ Thousands)		479

	Shares

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**	25,596,072	25,596

Total Cash Equivalent (Cost $25,596) ($ Thousands)		25,596

Total Investments — 99.1% (Cost $3,129,049) ($ Thousands)		$3,101,084

The open futures contracts held by the Fund at November 30, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	79	Mar-2017	$(55)
U.S. 2-Year Treasury Note	(123)	Apr-2017	(11)
U.S. 5-Year Treasury Note	234	Mar-2017	(112)
U.S. Long Treasury Bond	(896)	Mar-2017	343
U.S. Ultra Long Treasury Bond	567	Mar-2017	(220)
Ultra 10-Year U.S. Treasury Bond	(118)	Mar-2017	64

			$9

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $3,128,323 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $314,025 ($ Thousands), representing 10.0% of the net assets of the Fund.

(B)	The rate reported is effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2016, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,691,639	$—	$2,691,639
Municipal Bonds	—	233,329	—	233,329
U.S. Treasury Obligations	—	143,725	—	143,725
U.S. Government Agency Obligations	—	4,278	—	4,278
Sovereign Debt	—	2,038	—	2,038
Asset-Backed Security	—	479	—	479
Cash Equivalent	25,596	—	—	25,596

Total Investments in Securities	$25,596	$3,075,488	$—	$3,101,084

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$407	$—	$—	$407
Unrealized Depreciation	(398)	—	—	(398)

Total Other Financial Instruments	$9	$—	$—	$9

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	163

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 46.8%

Consumer Discretionary — 2.6%
AutoZone
1.625%, 04/21/2019	$160	$159
BMW US Capital LLC
1.260%, 09/13/2019 (A) (B)	2,035	2,033
Daimler Finance North America LLC
1.598%, 07/05/2019 (A) (B)	1,810	1,820
Ford Motor Credit LLC
2.021%, 05/03/2019	1,300	1,285
1.750%, 06/15/2018 (A)	1,940	1,947
1.724%, 12/06/2017	750	749
1.675%, 03/12/2019 (A)	1,000	1,001
1.361%, 09/08/2017 (A)	1,480	1,480
NBCUniversal Enterprise
1.565%, 04/15/2018 (A) (B)	1,400	1,410
Thomson Reuters
1.650%, 09/29/2017	1,190	1,191
Time Warner Cable
5.850%, 05/01/2017	950	967

		14,042

Consumer Staples — 3.3%
Anheuser-Busch InBev Finance
2.146%, 02/01/2021 (A)	800	821
1.900%, 02/01/2019	640	640
Baxalta
1.646%, 06/22/2018 (A)	3,300	3,301
Catholic Health Initiatives
1.600%, 11/01/2017	2,650	2,651
CVS Health
1.900%, 07/20/2018	1,000	1,002
JM Smucker
1.750%, 03/15/2018	380	381
Kroger
2.000%, 01/15/2019	290	291

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kroger MTN
1.500%, 09/30/2019	$615	$605
Molson Coors Brewing
1.450%, 07/15/2019	240	236
Mondelez International
1.406%, 02/01/2019 (A)	1,500	1,500
Mondelez International Holdings Netherlands BV
1.500%, 10/28/2019 (A) (B)	1,695	1,695
Reynolds American
2.300%, 06/12/2018	1,070	1,078
SABMiller Holdings
1.576%, 08/01/2018 (A) (B)	750	751
Walgreens Boots Alliance
1.750%, 11/17/2017	1,700	1,705
1.750%, 05/30/2018	850	852

		17,509

Energy — 3.1%
Anadarko Petroleum
6.950%, 06/15/2019	470	519
BP Capital Markets (A)
1.392%, 05/10/2018	1,500	1,503
1.327%, 02/13/2018	1,000	1,001
ConocoPhillips
1.500%, 05/15/2018	790	786
Devon Energy
1.390%, 12/15/2016 (A)	1,450	1,450
Enbridge
1.289%, 06/02/2017 (A)	1,575	1,573
Energy Transfer Partners
2.500%, 06/15/2018	800	801
Kinder Morgan
2.000%, 12/01/2017	785	786
Noble Energy
8.250%, 03/01/2019	595	668
Schlumberger Holdings
1.900%, 12/21/2017 (B)	1,250	1,254
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	205
Shell International Finance
1.375%, 05/10/2019	750	741
Shell International Finance BV
1.195%, 09/12/2019 (A)	1,385	1,388
Statoil
1.087%, 11/09/2017 (A)	1,350	1,351
Suncor Energy
6.100%, 06/01/2018	875	927
TransCanada PipeLines
1.664%, 01/12/2018 (A)	1,600	1,607

		16,560

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 28.2%
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	$1,050	$1,054
American Express Credit MTN
1.875%, 11/05/2018	1,100	1,103
1.166%, 09/22/2017 (A)	925	926
1.105%, 06/05/2017 (A)	1,720	1,721
American Honda Finance MTN (A)
1.741%, 02/22/2019	1,850	1,872
1.338%, 07/13/2018	1,500	1,505
Australia & New Zealand Banking Group
1.466%, 05/15/2018 (A)	625	627
Banco Santander Chile
1.776%, 04/11/2017 (A) (B)	1,200	1,197
Bank Nederlandse Gemeenten MTN
0.951%, 07/14/2017 (A) (B)	3,750	3,750
Bank of America MTN
5.650%, 05/01/2018	305	320
2.000%, 01/11/2018	545	546
1.700%, 08/25/2017	1,100	1,102
1.540%, 08/25/2017 (A)	1,790	1,792
Bank of America
5.300%, 03/15/2017	900	910
1.920%, 01/15/2019 (A)	1,000	1,008
1.150%, 06/15/2017 (A)	1,560	1,560
Bank of Montreal MTN
1.476%, 04/09/2018 (A)	1,000	1,004
Bank of Montreal
1.950%, 01/30/2017 (B)	1,780	1,782
1.400%, 04/10/2018	925	923
Bank of New York Mellon MTN (A)
1.325%, 09/11/2019	2,000	2,003
1.275%, 03/06/2018	700	701
Bank of Nova Scotia
2.125%, 09/11/2019	1,620	1,628
1.710%, 01/15/2019 (A)	1,470	1,483
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	1,000	998
1.151%, 09/08/2017 (A) (B)	1,025	1,023
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	1,500	1,555
BB&T MTN(A)
1.710%, 06/15/2018	890	895
1.546%, 02/01/2019	800	803
Berkshire Hathaway Finance
1.174%, 01/12/2018 (A)	1,195	1,198
Canadian Imperial Bank of Commerce
1.355%, 09/06/2019 (A)	1,225	1,226
Capital One(A)
2.056%, 08/17/2018	1,150	1,161
1.561%, 02/05/2018	1,100	1,102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital One Bank USA
1.300%, 06/05/2017	$2,500	$2,498
Citigroup
1.700%, 04/27/2018	850	848
1.642%, 04/08/2019 (A)	1,000	1,001
1.630%, 11/24/2017 (A)	580	582
1.424%, 04/27/2018 (A)	1,680	1,684
1.385%, 03/10/2017 (A)	1,500	1,501
Citizens Bank MTN
1.600%, 12/04/2017	2,000	1,997
Cooperatieve Rabobank UA MTN
3.375%, 01/19/2017	1,250	1,254
Credit Agricole MTN
1.815%, 06/10/2020 (A) (B)	500	502
Credit Suisse NY
1.700%, 04/27/2018	1,275	1,271
Credit Suisse NY MTN (A)
1.577%, 01/29/2018	1,100	1,103
1.427%, 05/26/2017	1,780	1,781
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	800	798
1.500%, 07/05/2019 (B)	670	659
Deutsche Bank
1.582%, 02/13/2018 (A)	1,100	1,082
1.350%, 05/30/2017	1,250	1,245
DNB Boligkreditt
1.450%, 03/21/2018 (B)	4,075	4,072
Fifth Third Bank
1.443%, 09/27/2019 (A)	1,210	1,210
Fifth Third Bank MTN
1.821%, 08/20/2018 (A)	1,250	1,259
General Electric MTN
1.556%, 04/02/2018 (A)	500	504
General Motors Financial
2.400%, 04/10/2018	1,600	1,601
Goldman Sachs Group MTN (A)
2.006%, 11/15/2018	1,375	1,389
1.650%, 12/15/2017	1,730	1,736
Goldman Sachs Group
2.375%, 01/22/2018	2,300	2,315
2.087%, 04/30/2018 (A)	215	217
2.042%, 04/23/2020 (A)	875	886
HSBC Bank
1.546%, 05/15/2018 (A) (B)	2,155	2,156
HSBC USA
1.300%, 06/23/2017	1,850	1,849
Huntington National Bank
2.200%, 11/06/2018	1,225	1,229
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	560	560
2.000%, 07/01/2019 (B)	500	496

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	165

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ING Bank
1.536%, 10/01/2019 (A) (B)	$1,300	$1,304
JPMorgan Chase(A)
1.837%, 01/23/2020	700	706
1.615%, 01/25/2018	2,205	2,220
1.520%, 01/28/2019	1,000	1,004
JPMorgan Chase MTN
1.352%, 03/01/2018 (A)	1,100	1,100
KeyBank
2.350%, 03/08/2019	750	756
1.726%, 11/22/2021 (A)	1,300	1,303
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,151
1.182%, 07/25/2017 (A)	950	951
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	741
1.192%, 09/14/2018 (A) (B)	600	600
Mizuho Bank
1.307%, 09/25/2017 (A) (B)	3,240	3,238
Morgan Stanley MTN
5.950%, 12/28/2017	550	574
4.750%, 03/22/2017	1,043	1,054
2.162%, 04/25/2018 (A)	1,000	1,013
Morgan Stanley
1.732%, 01/24/2019 (A)	750	754
Nissan Motor Acceptance MTN
1.385%, 03/03/2017 (A) (B)	615	616
PNC Bank
1.800%, 11/05/2018	2,565	2,569
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	1,200	1,201
Principal Life Global Funding II
1.500%, 04/18/2019 (B)	500	494
Principal Life Global Funding II MTN
1.125%, 02/24/2017 (B)	550	550
Protective Life Global Funding
1.722%, 04/15/2019 (B)	1,065	1,060
Prudential Financial MTN
6.000%, 12/01/2017	2,120	2,210
1.686%, 08/15/2018 (A)	1,649	1,646
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	992
Santander Bank
1.804%, 01/12/2018 (A)	1,250	1,250
Santander Holdings USA
2.380%, 11/24/2017 (A)	1,500	1,510
Santander UK
1.264%, 09/29/2017 (A)	1,500	1,498
Santander UK MTN
1.780%, 08/24/2018 (A)	1,250	1,252
Societe Generale MTN
1.926%, 10/01/2018 (A)	2,500	2,516

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Standard Chartered MTN
1.520%, 04/17/2018 (A) (B)	$2,000	$1,992
Sumitomo Mitsui Banking MTN
1.822%, 01/18/2019 (A)	1,550	1,557
Synchrony Financial
2.111%, 02/03/2020 (A)	1,750	1,729
1.875%, 08/15/2017	760	761
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	1,575	1,588
Toronto-Dominion Bank MTN (A)
1.722%, 01/22/2019	1,180	1,189
1.422%, 07/23/2018	1,500	1,504
0.999%, 05/02/2017	690	690
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,501
UBS MTN(A)
1.557%, 03/26/2018	2,355	2,363
1.542%, 08/14/2019	1,750	1,751
US Bank MTN
1.467%, 01/29/2018 (A)	700	702
Volkswagen Group of America Finance LLC
1.386%, 05/22/2018 (A) (B)	750	746
1.351%, 11/20/2017 (A) (B)	3,000	2,991
1.250%, 05/23/2017 (B)	750	749
Voya Financial
2.900%, 02/15/2018	1,860	1,881
WEA Finance LLC
1.750%, 09/15/2017 (B)	1,600	1,604
Wells Fargo MTN
1.622%, 01/22/2018 (A)	1,200	1,207
1.567%, 01/30/2020 (A)	1,250	1,250
1.512%, 04/23/2018 (A)	1,290	1,295
1.400%, 09/08/2017	1,000	999
Westpac Banking
1.289%, 01/17/2019 (A)	800	802

		150,447

Health Care — 3.2%
AbbVie
1.800%, 05/14/2018	1,200	1,199
Actavis Funding SCS
2.350%, 03/12/2018	1,730	1,741
1.925%, 03/12/2018 (A)	2,025	2,042
1.300%, 06/15/2017	1,250	1,251
Aetna
1.700%, 06/07/2018	3,150	3,150
Amgen
1.296%, 05/22/2017 (A)	2,280	2,283
Catholic Health Initiatives
2.600%, 08/01/2018	740	747
Celgene
2.125%, 08/15/2018	750	753

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	$1,175	$1,153
1.400%, 07/20/2018	1,400	1,387
Zimmer Holdings
1.450%, 04/01/2017	1,400	1,400

		17,106

Industrials — 1.6%
Air Lease
2.125%, 01/15/2018	385	386
2.125%, 01/15/2020	650	640
Caterpillar Financial Services MTN
1.517%, 02/23/2018 (A)	1,435	1,444
Fortive
1.800%, 06/15/2019 (B)	520	516
GATX
1.250%, 03/04/2017	525	525
General Electric Capital MTN
1.496%, 01/09/2020 (A)	1,210	1,218
Honeywell International
1.170%, 10/30/2019 (A)	1,250	1,250
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,398
TTX MTN
2.250%, 02/01/2019 (B)	465	465
United Technologies
1.236%, 11/01/2019 (A)	900	902

		8,744

Information Technology — 1.3%
Cisco Systems (A)
1.511%, 02/21/2018	550	553
1.194%, 09/20/2019	850	853
eBay
2.500%, 03/09/2018	800	806
Fidelity National Information Services
1.450%, 06/05/2017	470	470
Hewlett Packard Enterprise
2.598%, 10/05/2017 (A) (B)	2,215	2,240
2.450%, 10/05/2017 (B)	1,750	1,769

		6,691

Materials — 0.4%
Air Liquide Finance
1.375%, 09/27/2019 (B)	900	886
Monsanto
1.150%, 06/30/2017	1,425	1,420

		2,306

Real Estate — 0.3%
Simon Property Group
1.500%, 02/01/2018 (B)	1,345	1,344

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ventas Realty
1.250%, 04/17/2017	$285	$285

		1,629

Telecommunication Services — 1.5%
AT&T
5.500%, 02/01/2018	1,700	1,769
1.768%, 06/30/2020 (A)	1,250	1,251
British Telecommunications
1.250%, 02/14/2017	655	655
Verizon Communications
2.606%, 09/14/2018 (A)	935	957
1.375%, 08/15/2019	965	947
1.127%, 08/15/2019 (A)	2,415	2,410

		7,989

Utilities — 1.3%
DTE Energy
1.500%, 10/01/2019	870	855
Duke Energy
1.034%, 04/03/2017 (A)	2,000	2,002
Emera US Finance
2.150%, 06/15/2019 (B)	340	341
Exelon
1.550%, 06/09/2017	1,200	1,200
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	185
Sempra Energy
1.625%, 10/07/2019	395	390
Southern
1.550%, 07/01/2018	650	648
1.300%, 08/15/2017	780	780
Xcel Energy
1.200%, 06/01/2017	670	669

		7,070

Total Corporate Obligations (Cost $249,884) ($ Thousands)		250,093

ASSET-BACKED SECURITIES — 26.8%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	418	416
FNMA, Ser M5, Cl ASQ2
2.034%, 03/25/2019	287	289
FREMF Mortgage Trust, Ser 2013-K502, Cl B
2.567%, 10/25/2017 (A)(B)	1,340	1,343

		2,048

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	167

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Automotive — 12.6%
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.938%, 06/17/2019 (A)	$945	$945
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	3,485	3,488
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,252
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	875	886
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,864
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	2,250	2,253
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	668	667
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	1,290	1,295
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	321	321
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.280%, 06/10/2019 (A)	772	773
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	470	470
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	645	644
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	43	43
ARI Fleet Lease Trust, Ser 2014-A, Cl A3
1.550%, 11/15/2022 (B)	750	750
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.858%, 04/16/2018 (A) (B)	195	195
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	166	166
Capital Auto Receivables Asset Trust, Ser 2013- 3, Cl B
2.320%, 07/20/2018	1,225	1,227
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A2
1.720%, 01/22/2019	890	893
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	1,245	1,246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2015-3, Cl A2A
1.100%, 11/15/2018	$508	$508
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	1,250	1,254
CarMax Auto Owner Trust, Ser 2016-2, Cl A2A
1.240%, 06/17/2019	1,315	1,316
Chesapeake Funding, Ser 2014-1A, Cl A
0.946%, 03/07/2026 (A) (B)	1,382	1,382
Chesapeake Funding, Ser 2015-1A, Cl B
1.448%, 02/07/2027 (A) (B)	1,330	1,320
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 12/17/2018 (B)	441	441
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	79	79
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	47	47
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	1,368	1,369
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	443	443
Credit Acceptance Auto Loan Trust, Ser 2014- 1A, Cl A
1.550%, 10/15/2021 (B)	312	312
Credit Acceptance Auto Loan Trust, Ser 2014- 2A, Cl A
1.880%, 03/15/2022 (B)	1,792	1,792
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	605	605
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (B)	1,719	1,719
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	37	37
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A3
1.380%, 09/20/2019 (B)	700	699
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	1,550	1,546
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	595	595
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (B)	907	906
First Investors Auto Owner Trust, Ser 2015-1A, Cl A2
1.210%, 04/15/2019 (B)	216	216
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	71	71
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	8	8

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	$765	$765
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	4,414	4,418
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.935%, 02/15/2019 (A)	850	850
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.108%, 08/15/2020 (A)	170	171
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	514	512
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,395	2,402
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	580	580
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	1,300	1,302
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.035%, 05/15/2020 (A) (B)	1,600	1,601
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.579%, 12/10/2027 (A) (B)	1,825	1,826
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	765	765
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	855	850
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (B)	238	238
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (B)	2,400	2,406
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	878	878
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	644	645
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	762	762
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	1,265	1,267

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	$1,000	$1,008
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	121	121
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	240	240
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	565	565
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.876%, 07/22/2019 (A)(B)	1,250	1,247
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	174	174
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	550	551
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	1,283	1,283
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	124	124
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	525	526
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	720	721
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	271	271
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A4
1.370%, 01/15/2020	850	851
World Omni Automobile Lease Securitization Trust, Ser 2015-A, Cl A2A
1.060%, 05/15/2018	373	373

		67,541

Credit Cards — 3.4%
BA Credit Card Trust, Ser 2016-A1, Cl A
0.925%, 10/15/2021 (A)	815	818
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.895%, 12/16/2019 (A)	600	600
Cabela's Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.188%, 08/16/2021 (A) (B)	395	397

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	169

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund  (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cabela's Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	$640	$639
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,537	1,538
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.808%, 05/15/2019 (A)	200	200
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	1,894	1,894
Citibank Credit Card Issuance Trust, Ser 2006- A8, Cl A8
0.920%, 12/17/2018 (A)	500	500
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
0.872%, 05/26/2020 (A)	1,015	1,017
Citibank Credit Card Issuance Trust, Ser 2014- A2, Cl A2
1.020%, 02/22/2019	2,134	2,134
Discover Card Execution Note Trust, Ser 2014- A3, Cl A3
1.220%, 10/15/2019	2,270	2,272
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
1.075%, 09/15/2021 (A)	1,055	1,062
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,256
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,400	1,403
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.254%, 05/26/2021 (A) (B)	1,190	1,196

		17,926

Mortgage Related Securities — 0.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.214%, 01/25/2035 (A)	374	369
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.254%, 10/25/2034 (A)	1,162	1,150
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.554%, 03/25/2035 (A)	855	848
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.534%, 08/25/2034 (A)	170	170
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.687%, 11/20/2036 (A)	344	343

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.748%, 11/25/2035 (A)	$49	$49
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.034%, 02/25/2035 (A)	248	246

		3,175

Non-Agency Mortgage-Backed Obligations — 1.1%
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
1.936%, 11/15/2033 (A) (B)	1,610	1,613
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.034%, 07/25/2028 (A)	1,520	1,526
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
1.334%, 03/25/2029 (A)	1,689	1,691
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A) (B)	976	976

		5,806

Other Asset-Backed Securities — 8.7%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,400	1,403
Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 04/15/2025 (A) (B)	1,100	1,092
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.829%, 04/18/2025 (A) (B)	325	325
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.996%, 07/20/2023 (A) (B)	646	646
Cent CLO, Ser 2014-16AR, Cl A1AR
2.007%, 08/01/2024 (A) (B)	2,157	2,157
Cent CLO, Ser 2014-20A, Cl A
2.195%, 01/25/2026 (A) (B)	1,850	1,849
CIFC Funding, Ser 2013-1A, Cl A1
1.829%, 04/16/2025 (A) (B)	1,060	1,060
CIFC Funding, Ser 2016-3A, Cl A2R
2.630%, 01/29/2025 (A) (B)	495	495
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	123	122
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	495	495
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.418%, 05/25/2035 (A)	1,574	1,560
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 04/18/2026 (A) (B)	1,315	1,315
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.065%, 07/15/2020 (A)	730	732

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.979%, 07/17/2023 (A) (B)	$912	$912
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	2,440	2,443
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	1,134	1,135
GSAMP Trust, Ser 2006-HE1, Cl A2D
0.798%, 01/25/2036 (A)	2,112	2,068
ING IM CLO, Ser 2014-1RA, Cl A1R
1.856%, 03/14/2022 (A) (B)	347	347
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	1,015	1,017
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	310	309
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 04/18/2026 (A) (B)	1,250	1,250
Madison Park Funding, Ser 2007-4A, Cl A1B
0.947%, 03/22/2021 (A) (B)	580	568
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.135%, 07/25/2026 (A) (B)	1,265	1,266
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A3
1.030%, 12/11/2017 (B)	52	52
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	137	137
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	190	190
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	336	337
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	141	140
Navient Student Loan Trust, Ser 2015-1, Cl A1
0.788%, 09/26/2022 (A)	809	805
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.000%, 03/25/2066 (A) (B)	865	865
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (B)	1,025	1,023
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T2, Cl AT2
3.302%, 08/17/2048 (B)	755	754
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T4, Cl AT4
3.196%, 11/15/2047 (B)	900	903
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	423	421
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	251	252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.799%, 07/17/2025 (A) (B)	$1,000	$999
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.000%, 04/20/2025 (A) (B)	690	689
Race Point VI CLO, Ser 2014-6RA, Cl BR
3.080%, 05/24/2023 (A) (B)	1,650	1,651
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.945%, 01/25/2023 (A)	180	179
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.925%, 04/25/2023 (A)	831	830
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.885%, 07/25/2023 (A)	570	568
SLM Student Loan Trust, Ser 2005-3, Cl A5
0.972%, 10/25/2024 (A)	1,181	1,174
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (A)	27	27
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.825%, 07/27/2026 (A)	518	513
SLM Student Loan Trust, Ser 2006-1, Cl A4
0.805%, 07/25/2019 (A)	153	153
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.815%, 10/27/2025 (A)	432	431
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	424	424
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (B)	1,020	1,020
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.764%, 07/25/2036 (A) (B)	385	385
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.684%, 02/25/2036 (A)	128	128
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.224%, 01/09/2023 (A) (B)	1,660	1,654
Utah State Board of Regents, Ser 2016-1, Cl A
1.281%, 09/25/2056 (A)	775	769
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	1,250	1,245
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (B)	630	629
Voya CLO, Ser 2014-1RA, Cl A2R
2.506%, 03/14/2022 (A) (B)	1,400	1,403
Voya CLO, Ser 2014-3A, Cl A1
2.058%, 07/25/2026 (A) (B)	910	910

		46,226

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	171

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other-Asset Backed Securities — 0.0%
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034	$237	$234

Total Asset-Backed Securities (Cost $142,927) ($ Thousands)		142,956

MORTGAGE-BACKED SECURITIES — 12.4%

Agency Mortgage-Backed Obligations — 6.0%
FHLMC
1.369%, 05/25/2019	152	152
1.000%, 09/29/2017	1,135	1,136
5.000%, 06/01/2026	1,681	1,760
FHLMC ARM
2.592%, 02/01/2022 (A)	71	73
2.551%, 02/01/2030 (A)	100	106
2.375%, 05/01/2036 (A)	120	127
FHLMC CMO, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	1,200	1,233
FHLMC CMO, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	802	817
FHLMC CMO, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	857	880
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	107	109
FNMA
4.500%, 05/01/2023	388	412
1.900%, 10/01/2019	575	578
6.000%, 01/01/2027 to 04/01/2040	339	386
5.000%, 05/01/2019 to 03/01/2025	3,103	3,188
FNMA ARM
2.965%, 01/01/2029 (A)	15	15
2.732%, 09/01/2024 (A)	107	110
2.633%, 09/01/2024 (A)	39	40
2.512%, 05/01/2028 (A)	23	25
2.470%, 11/01/2025 (A)	8	9
2.460%, 11/01/2023 (A)	19	20
1.882%, 11/01/2021 (A)	15	15
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	34	36
FNMA CMO, Ser 2001-33, Cl FA
1.034%, 07/25/2031 (A)	24	24
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	7	7
FNMA CMO, Ser 2002-64, Cl FG
0.805%, 10/18/2032 (A)	28	28
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	33	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	$62	$63
FNMA CMO, Ser 2008-47, Cl FA
0.988%, 06/25/2023 (A)	103	103
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	2,196	2,242
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	721	730
FNMA TBA
3.500%, 12/01/2040	3,850	4,010
3.000%, 12/25/2028	8,028	8,256
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	227	227
FNMA, Ser M9, Cl ASQ2
1.513%, 12/25/2017	504	502
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.302%, 09/25/2044 (A) (B)	770	783
FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.035%, 03/25/2045 (A) (B)	550	551
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A) (B)	350	338
GNMA ARM
2.125%, 09/20/2039 (A)	142	146
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	100	102
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	117	120
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	111	112
GNMA CMO, Ser 2011-62, Cl PA
3.000%, 01/20/2040	148	148
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	90	94
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	208	207
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.977%, 10/07/2020 (A)	1,129	1,130
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.898%, 11/06/2017 (A)	61	61
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.976%, 01/08/2020 (A)	594	595
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.927%, 02/06/2020 (A)	120	120

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.907%, 03/06/2020 (A)	$42	$42

		32,002

Non-Agency Mortgage-Backed Obligations — 6.4%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.335%, 06/15/2028 (A) (B)	1,000	999
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.239%, 07/25/2035 (A)	262	242
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.213%, 11/25/2035 (A)	34	32
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.121%, 02/25/2036 (A)	99	84
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.203%, 06/25/2035 (A)	129	121
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.168%, 08/25/2035 (A)	223	213
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.488%, 08/15/2029 (A) (B)	960	959
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,235	1,258
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
1.074%, 02/25/2035 (A)	31	29
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
2.843%, 02/20/2036 (A)	177	152
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.711%, 12/10/2049 (A)	1,650	1,667
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.129%, 12/10/2049 (A)	1,024	1,047
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	44	44
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	96	96
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.093%, 09/25/2034 (A)	54	53
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.987%, 03/25/2036 (A)	198	173

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	$69	$69
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	276	276
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.335%, 03/15/2029 (A) (B)	2,970	2,956
CSMC Trust, Ser 2014-TIKI, Cl A
1.431%, 09/15/2038 (A) (B)	700	695
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.934%, 07/25/2023 (A)	669	680
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.534%, 02/25/2024 (A)	96	96
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.934%, 01/25/2025 (A)	785	789
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.784%, 03/25/2028 (A)	83	83
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.484%, 05/25/2024 (A)	372	372
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.484%, 05/25/2024 (A)	180	180
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.784%, 07/25/2024 (A)	675	676
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.684%, 05/25/2025 (A)	44	44
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.453%, 11/19/2035 (A)	239	220
GS Mortgage Securities Trust, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	19	19
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	109	109
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.331%, 07/25/2035 (A)	280	251
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.972%, 01/25/2036 (A)	287	266
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.198%, 05/25/2047 (A)	288	235
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.381%, 07/15/2029 (A) (B)	1,600	1,592
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.294%, 01/25/2035 (A)	79	72

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	173

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.054%, 04/25/2035 (A)	$85	$77
Impac CMB Trust, Ser 2005-3, Cl A1
1.014%, 08/25/2035 (A)	79	70
Impac CMB Trust, Ser 2005-5, Cl A1
1.174%, 08/25/2035 (A)	65	57
Impac CMB Trust, Ser 2005-8, Cl 1A
1.054%, 02/25/2036 (A)	201	172
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	595	610
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,246	1,274
JPMBB Commercial Mortgage Securities Trust,
Ser 2014-C19, Cl A1
1.266%, 04/15/2047	841	838
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	153	153
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.438%, 10/15/2029 (A) (B)	3,005	3,001
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.642%, 08/15/2027 (A) (B)	1,225	1,225
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.166%, 08/25/2035 (A)	122	116
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.881%, 05/25/2037 (A)	167	147
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (A)	590	595
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.114%, 04/15/2041 (A)	694	722
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
0.804%, 04/25/2035 (A)	61	58
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.159%, 06/25/2037 (A)	291	242
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	28	28
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	449	450
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,186	1,208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust, Ser 2008-T29,
Cl A4FL
2.623%, 01/11/2043 (A)	$1,068	$1,080
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	176	177
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	196	195
MortgageIT Trust, Ser 2005-5, Cl A1
0.794%, 12/25/2035 (A)	280	255
Paragon Mortgages, Ser 2006-12A, Cl A2C
1.126%, 11/15/2038 (A) (B)	137	126
Paragon Mortgages, Ser 2007-15A, Cl A2C
1.070%, 12/15/2039 (A) (B)	342	316
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.317%, 07/27/2037 (A)	224	193
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.066%, 01/20/2035 (A)	32	29
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	364	366
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	371	373
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A) (B)	352	356
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A) (B)	661	657
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	90	90
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	33	33
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	228	227
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.517%, 03/25/2036 (A)	311	288
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	65	65
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.882%, 01/25/2035 (A)	115	115
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.022%, 07/25/2036 (A)	240	234
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.231%, 09/25/2036 (A)	133	124

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A2
1.765%, 12/15/2045	$925	$928
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	121	120
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	89	89

		34,328

Total Mortgage-Backed Securities (Cost $66,299) ($ Thousands)		66,330

MUNICIPAL BONDS — 5.9%

Alabama — 0.2%
Birmingham, Water Works Board, Sub-Ser C, RB
1.030%, 01/01/2017	900	900

Arkansas — 0.3%
County of Garland Arkansas, RB
1.540%, 11/01/2018	1,520	1,514

California — 1.0%
Anaheim Housing & Public Improvements Authority, RB
1.000%, 10/01/2017	1,470	1,466
Municipal Improvement Corp of Los Angeles, Ser A, RB
1.924%, 11/01/2017	1,455	1,463
Riverside, Pension Obligation, Ser A, RB
0.980%, 06/01/2017	1,005	1,003
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
1.117%, 07/01/2041(A)	1,310	1,310

		5,242

Colorado — 0.4%
Colorado Housing & Finance Authority, Ser B, RB
1.850%, 05/15/2017	1,645	1,651
Denver, City and County, Taxable Refiancing Improvement, Ser B, RB
2.700%, 08/01/2017	395	399
1.543%, 08/01/2018	350	351

		2,401

Florida — 0.8%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Miami Beach Redevelopment Agency, GO
1.926%, 02/01/2017	$1,390	$1,390
Orlando Utilities Commission, Ser 2-RMKT, RB Callable 01/03/2017 @ 100
0.590%, 10/01/2033(A)	1,925	1,925

		4,527

Illinois — 0.5%
Chicago Midway International Airport, Sub-Ser C-SUB, RB
1.796%, 01/01/2017	1,080	1,081
Saint Clair County High School District No. 201 Belleville, GO, BAM
3.500%, 04/01/2017	1,830	1,844

		2,925

Maine — 0.3%
Maine Municipal Bond Bank, RB
2.404%, 06/01/2017	1,550	1,557

Massachusetts — 0.3%
Town of Belmont Massachussetts, GO
1.250%, 05/05/2017	1,565	1,565

New Jersey — 0.7%
New Jersey State, Rutgers University, Ser K, RB
1.709%, 05/01/2017	955	957
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,800

		3,757

North Carolina — 0.4%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	2,090	2,091

Ohio — 0.4%
County of Lucas, Ohio, GO
1.125%, 07/12/2017	1,935	1,933

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	760

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	175

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wyoming — 0.5%
Wyoming Community Development Authority, Ser 6-REMK, AMT, RB Callable 06/01/2017 @ 100
0.630%, 12/01/2037(A)	$2,500	$2,500

Total Municipal Bonds (Cost $31,692) ($ Thousands)		31,672

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Notes
1.375%, 06/30/2018	11,725	11,786
1.125%, 12/31/2019	3,700	3,665

Total U.S. Treasury Obligations (Cost $15,475) ($ Thousands)		15,451

SOVEREIGN DEBT — 2.5%
European Investment Bank
0.875%, 04/18/2017	2,600	2,598
Export-Import Bank of Korea
1.423%, 01/14/2017 (A)	2,200	2,201
Hydro-Quebec
1.375%, 06/19/2017	675	676
Inter-American Development Bank MTN
0.646%, 12/12/2016 (A)	1,250	1,250
International Bank for Reconstruction & Development
1.125%, 07/18/2017	849	849
Korea Development Bank
1.327%, 01/22/2017 (A)	2,950	2,950
Province of Quebec Canada MTN
0.910%, 09/04/2018 (A)	2,701	2,703

Total Sovereign Debt (Cost $13,222) ($ Thousands)		13,227

COMMERCIAL PAPER (C) (D) — 2.3%
Credit Suisse NY
1.013%, 12/22/2016	1,250	1,250
Dominion Gas Holdings LLC
0.781%, 12/12/2016	2,500	2,499
Gas Light and Coke Company
0.650%, 12/01/2016	3,900	3,900
United Health Group
0.640%, 12/02/2016	4,700	4,700

Total Commercial Paper (Cost $12,349) ($ Thousands)		12,349

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	1,191,278	$1,191

Total Cash Equivalent (Cost $1,191) ($ Thousands)		1,191

	Face Amount (Thousands)

REPURCHASE AGREEMENT(F) — 2.5%
BNP Paribas
0.290%, dated 11/30/2016, to be repurchased on 09/01/2016,	$13,400	13,400

Total Repurchase Agreement (Cost $13,400) ($ Thousands)		13,400

Total Investments — 102.3% (Cost $546,439) ($ Thousands)		$546,669

The open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(41)	Mar-2017	$15
U.S. 2-Year Treasury Note	16	Apr-2017	1
U.S. 5-Year Treasury Note	27	Mar-2017	—
U.S. Long Treasury Bond	(1)	Mar-2017	1

			$17

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $534,220 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $142,918 ($ Thousands), representing 26.8% of the net assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F) Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$250,093	$—	$250,093
Asset-Backed Securities	—	142,956	—	142,956
Mortgage-Backed Securities	—	66,330	—	66,330
Municipal Bonds	—	31,672	—	31,672
U.S. Treasury Obligations	—	15,451	—	15,451
Repurchase Agreement	—	13,400	—	13,400
Sovereign Debt	—	13,227	—	13,227
Commercial Paper	—	12,349	—	12,349
Cash Equivalent	1,191	—	—	1,191

Total Investments in Securities	$1,191	$545,478	$—	$546,669

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$17	$—	$—	$17

Total Other Financial Instruments	$17	$—	$—	$17

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	177

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 95.2%

Angola — 0.1%
Republic of Angola
9.500%, 11/12/2025	$	1,900	$1,763
9.500%, 11/12/2025 (A)		1,053	977

			2,740

Argentina — 4.6%
Arcor SAIC
6.000%, 07/06/2023 (A)		234	239
Argentina Bonar Bonds (B)
27.158%, 03/01/2018	ARS	6,258	397
26.204%, 03/11/2019		8,405	563
Argentine Bonad Bonds
2.400%, 03/18/2018	$	5,903	5,821
0.750%, 02/22/2017		356	354
Argentine Bonos del Tesoro
21.200%, 09/19/2018	ARS	14,977	987
16.000%, 10/17/2023		42,967	2,675
15.500%, 10/17/2026		120,393	7,525
Cablevision
6.500%, 06/15/2021 (A)	$	290	294
City of Buenos Aires Argentina
7.500%, 06/01/2027 (A)		1,298	1,288
Petrobras Argentina
7.375%, 07/21/2023 (A)		362	353
Provincia de Buenos Aires
9.950%, 06/09/2021 (A)		1,670	1,841
Provincia de Cordoba
7.125%, 06/10/2021 (A)		709	713
Republic of Argentina
12.079%, 12/15/2035 (B)		1,548	152
8.280%, 12/31/2033		5,996	5,951
8.280%, 12/31/2033		12,156	12,429
7.820%, 12/31/2033	EUR	7,540	7,866
7.820%, 12/31/2033		16,530	17,009
7.625%, 04/22/2046	$	54	51
7.500%, 04/22/2026		1,001	1,011
7.500%, 04/22/2026		2,156	2,178
7.500%, 04/22/2026		57	58
7.125%, 07/06/2036		1,473	1,356
6.875%, 04/22/2021 (A)		323	337
6.875%, 04/22/2021		200	208

Description		Face Amount (Thousands)	Market Value ($ Thousands)

6.250%, 04/22/2019	$	150	$157
6.250%, 04/22/2019		150	157
5.000%, 01/15/2027	EUR	5,930	5,488
4.191%, 12/15/2035 (B)		26,151	2,702
3.875%, 01/15/2022		1,300	1,295
2.500%, 03/31/2019 (C) (D)	$	3,350	2,002
2.260%, 12/31/2038 (D)	EUR	1,278	760
0.044%, 12/15/2035 (B)	$	14,639	1,464
YPF
8.500%, 07/28/2025 (A)		3,178	3,226

			88,907

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (A)		3,222	3,295

Azerbaijan — 1.2%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)		5,112	5,059
Southern Gas Corridor
6.875%, 03/24/2026		4,516	4,787
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,460	1,472
6.950%, 03/18/2030		6,829	6,846
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		600	566
4.750%, 03/13/2023		4,671	4,402

			23,132

Bahrain — 0.0%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		815	823

Belize — 0.1%
Republic of Belize
5.000%, 02/20/2038 (D)		3,437	1,289

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024		2,950	3,093
3.717%, 01/25/2027		1,673	1,589

			4,682

Brazil — 8.8%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	768
6.500%, 06/10/2019		100	107
Braskem Finance
5.750%, 04/15/2021		2,472	2,577
Brazil Letras do Tesouro Nacional (E)
17.752%, 07/01/2019	BRL	16,870	3,759
15.621%, 01/01/2019 (E)		138,066	32,463
14.882%, 01/01/2020		32,000	6,735

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

12.154%, 01/01/2017	BRL	7,770	$2,270
11.776%, 07/01/2018		25,343	6,290
9.465%, 01/01/2018		52,286	13,670
2.147%, 01/01/2019		3,701	872
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$289	282
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,028	1,896
5.333%, 02/15/2028		5,020	4,694
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2022	BRL	5,000	4,398
6.000%, 05/15/2035		1,000	871
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021		25,497	7,144
10.000%, 01/01/2023		52,018	14,225
10.000%, 01/01/2025		74,910	20,197
10.000%, 01/01/2027		24,900	6,623
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017		1,910	563
BRF
4.750%, 05/22/2024		$2,100	2,053
Cosan Luxembourg
7.000%, 01/20/2027 (A)		365	361
ESAL GmbH
6.250%, 02/05/2023 (A)		308	294
Federal Republic of Brazil
8.250%, 01/20/2034		3,130	3,645
7.125%, 01/20/2037		878	917
6.000%, 04/07/2026		1,516	1,585
5.625%, 01/07/2041		2,170	1,887
5.625%, 02/21/2047		2,542	2,199
5.000%, 01/27/2045		1,286	1,020
4.875%, 01/22/2021		738	758
4.250%, 01/07/2025		699	657
2.625%, 01/05/2023		3,370	2,991
GTL Trade Finance
5.893%, 04/29/2024 (A)		198	195
JBS Investments GmbH
7.750%, 10/28/2020		1,110	1,157
Klabin Finance
5.250%, 07/16/2024		735	698
Marfrig Holdings Europe
8.000%, 06/08/2023 (A)		740	742
8.000%, 06/08/2023		200	200
Marfrig Overseas
9.500%, 05/04/2020 (A)		1,505	1,552
Minerva Luxembourg
6.500%, 09/20/2026		1,677	1,576
6.500%, 09/20/2026		823	774
6.500%, 09/20/2026 (A)		375	352
Petrobras Global Finance
8.750%, 05/23/2026		5,059	5,428

Description		Face Amount (Thousands)	Market Value ($ Thousands)

8.375%, 05/23/2021		$2,235	$2,397
4.375%, 05/20/2023		1,018	898
Petrobras International Finance
5.375%, 01/27/2021		3,020	2,940
Ultrapar International
5.250%, 10/06/2026		410	404
Vale Overseas
6.250%, 08/10/2026		1,029	1,071

			169,155

Cameroon — 0.0%
Republic of Cameroon
9.500%, 11/19/2025		520	543

Chile — 0.7%
Banco del Estado de Chile
4.125%, 10/07/2020 (A)		300	311
4.125%, 10/07/2020		160	166
Banco del Estado de Chile MTN
3.875%, 02/08/2022 (A)		250	257
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	145
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		$1,732	1,631
Empresa Nacional del Petroleo
4.375%, 10/30/2024 (A)		716	711
3.750%, 08/05/2026 (A)		516	486
Nacional del Cobre de Chile
6.150%, 10/24/2036 (A)		569	629
5.625%, 09/21/2035		1,760	1,840
4.875%, 11/04/2044 (A)		1,120	1,065
4.500%, 09/16/2025 (A)		954	960
3.875%, 11/03/2021		426	430
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	641
3.125%, 01/21/2026		$2,982	2,960
VTR Finance
6.875%, 01/15/2024 (A)		123	125

			12,357

China — 0.3%
CNOOC Finance 2015
3.500%, 05/05/2025		297	289
Sinochem Overseas Capital
4.500%, 11/12/2020		93	98
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		515	503
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)		1,195	1,239
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023		944	997
Sinopec Group Overseas Development 2016
3.500%, 05/03/2026 (A)		1,634	1,593

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	179

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

2.750%, 05/03/2021 (A)		$1,634	$1,624

			6,343

Colombia — 6.7%
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	10,018,000	3,319
9.750%, 07/26/2028		794,000	263
Colombian TES
11.000%, 07/24/2020		20,302,300	7,538
10.000%, 07/24/2024		33,964,000	12,965
7.750%, 09/18/2030		13,102,300	4,361
7.500%, 08/26/2026		39,319,800	13,052
7.000%, 09/11/2019		24,614,000	8,123
7.000%, 05/04/2022		66,043,000	21,770
Ecopetrol
7.375%, 09/18/2043		$577	553
5.875%, 09/18/2023		219	226
5.875%, 05/28/2045		1,264	1,035
5.375%, 06/26/2026		2,283	2,197
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	305
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,519
7.625%, 09/10/2024 (A)		2,224,000	673
7.625%, 09/10/2024 (A)		1,827,000	553
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	426
7.875%, 08/12/2024		1,095,000	332
Pacific Exploration and Production (C)
5.625%, 01/19/2025 (A)		$2,820	578
5.375%, 01/26/2019		1,370	242
Republic of Colombia
9.850%, 06/28/2027	COP	994,000	379
9.850%, 06/28/2027		7,914,000	3,021
8.125%, 05/21/2024		$416	514
7.750%, 04/14/2021	COP	3,729,000	1,269
7.375%, 01/27/2017		$2,935	2,958
7.375%, 09/18/2037		3,414	4,054
6.125%, 01/18/2041		5,645	5,927
6.000%, 04/28/2028	COP	29,591,900	8,570
5.000%, 11/21/2018		26,984,200	8,610
4.500%, 01/28/2026		$709	723
4.375%, 07/12/2021		3,012	3,129
4.375%, 03/21/2023	COP	7,800,000	2,202
4.000%, 02/26/2024		$4,281	4,260
2.625%, 03/15/2023		599	558
Republic of Colombia MTN
3.875%, 03/22/2026	EUR	1,446	1,669

			127,873

Costa Rica — 1.2%
Banco Nacional de Costa Rica
6.250%, 11/01/2023		$431	427

Description		Face Amount (Thousands)	Market Value ($ Thousands)

6.250%, 11/01/2023 (A)		$290	$288
5.875%, 04/25/2021 (A)		799	800
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	414
6.375%, 05/15/2043		290	232
Republic of Costa Rica
7.158%, 03/12/2045		3,609	3,354
7.158%, 03/12/2045		6,775	6,296
7.158%, 03/12/2045 (A)		1,585	1,473
7.000%, 04/04/2044		1,650	1,519
7.000%, 04/04/2044 (A)		3,031	2,790
7.000%, 04/04/2044		3,407	3,136
4.375%, 04/30/2025 (A)		337	298
4.375%, 04/30/2025		376	333
4.250%, 01/26/2023		1,627	1,489

			22,849

Croatia — 1.2%
Republic of Croatia
6.625%, 07/14/2020		4,762	5,172
6.375%, 03/24/2021 (A)		6,145	6,686
6.375%, 03/24/2021		2,540	2,763
6.000%, 01/26/2024 (A)		2,423	2,620
5.875%, 07/09/2018	EUR	170	196
5.500%, 04/04/2023		$600	631
5.500%, 04/04/2023 (A)		858	902
3.000%, 03/11/2025	EUR	2,910	3,076

			22,046

Dominican Republic — 1.3%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	116
11.500%, 05/10/2024		67,000	1,522
11.000%, 01/05/2018		7,560	165
11.000%, 07/30/2021 (A)		67,030	1,458
9.040%, 01/23/2018		$439	455
8.625%, 04/20/2027		2,098	2,349
7.450%, 04/30/2044 (A)		2,143	2,159
7.450%, 04/30/2044		1,000	1,010
7.450%, 04/30/2044		1,324	1,337
6.875%, 01/29/2026		1,204	1,249
6.850%, 01/27/2045		525	499
6.850%, 01/27/2045 (A)		5,005	4,755
5.875%, 04/18/2024		380	380
5.875%, 04/18/2024 (A)		5,063	5,062
5.500%, 01/27/2025		1,620	1,555

			24,071

Ecuador — 0.9%
EP PetroEcuador via Noble Sovereign Funding I
6.487%, 09/24/2019 (B)		529	523
Republic of Ecuador
10.750%, 03/28/2022 (A)		730	767
10.500%, 03/24/2020 (A)		4,641	4,850

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

10.500%, 03/24/2020	$924	$966
7.950%, 06/20/2024	10,920	10,046

		17,152

Egypt — 0.1%
Arab Republic of Egypt
5.875%, 06/11/2025 (A)	2,788	2,551

El Salvador — 0.5%
Republic of El Salvador
7.750%, 01/24/2023	2,887	2,858
7.650%, 06/15/2035	2,427	2,093
7.650%, 06/15/2035	496	428
7.625%, 02/01/2041	1,560	1,326
7.375%, 12/01/2019	884	899
6.375%, 01/18/2027 (A)	1,135	996
6.375%, 01/18/2027	691	606
5.875%, 01/30/2025	545	477
5.875%, 01/30/2025 (A)	828	724

		10,407

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)	690	613

Gabon — 0.4%
Republic of Gabon
8.200%, 12/12/2017	520	536
6.950%, 06/16/2025 (A)	1,225	1,074
6.375%, 12/12/2024 (A)	1,174	1,027
6.375%, 12/12/2024	6,074	5,312

		7,949

Georgia — 0.1%
Republic of Georgia
6.875%, 04/12/2021 (A)	888	958

Ghana — 0.9%
Republic of Ghana
24.750%, 07/19/2021	5,206	1,348
24.500%, 04/22/2019	2,587	630
24.000%, 09/09/2019	1,294	317
10.750%, 10/14/2030 (A)	1,369	1,537
10.750%, 10/14/2030	9,875	11,087
9.250%, 09/15/2022 (A)	294	298
7.875%, 08/07/2023	2,927	2,704

		17,921

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)	1,370	1,366
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024	540	539

		1,905

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Hong Kong — 0.0%
Studio City
7.250%, 11/30/2021 (A)		$595	$614

Hungary — 3.2%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (A)		1,144	1,172
Republic of Hungary
7.625%, 03/29/2041		13,820	19,417
7.000%, 06/24/2022	HUF	225,660	949
6.750%, 10/22/2028		1,065,450	4,723
6.375%, 03/29/2021		$2,721	3,057
6.250%, 01/29/2020		1,000	1,098
6.000%, 11/24/2023	HUF	2,147,590	8,817
5.750%, 11/22/2023		$6,393	7,132
5.500%, 06/24/2025	HUF	2,582,130	10,225
5.375%, 02/21/2023		$3,237	3,521
5.375%, 03/25/2024		952	1,046
3.000%, 06/26/2024	HUF	227,190	769

			61,926

India — 0.2%
Bharti Airtel International Netherlands
5.125%, 03/11/2023		$2,275	2,373
Vedanta Resources
6.000%, 01/31/2019 (A)		675	677

			3,050

Indonesia — 9.2%
Listrindo Capital BV
4.950%, 09/14/2026		440	429
Majapahit Holding
7.875%, 06/29/2037		387	469
7.875%, 06/29/2037 (A)		215	261
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,887
Pertamina Persero
6.500%, 05/27/2041 (A)		820	849
6.000%, 05/03/2042 (A)		1,344	1,313
5.250%, 05/23/2021		575	604
4.875%, 05/03/2022 (A)		550	569
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		1,285	1,326
5.625%, 05/20/2043		4,088	3,853
5.625%, 05/20/2043		900	848
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		1,080	985
Republic of Indonesia
12.800%, 06/15/2021	IDR	230,000	20
11.000%, 09/15/2025		2,000,000	172
9.000%, 03/15/2029		253,606,000	19,695
8.750%, 05/15/2031		149,729,000	11,523
8.500%, 10/12/2035		$800	1,118

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	181

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

8.375%, 03/15/2024	IDR	387,046,000	$28,630
8.375%, 09/15/2026		133,583,000	10,055
8.375%, 03/15/2034		151,217,000	11,102
8.250%, 07/15/2021		16,550,000	1,235
8.250%, 06/15/2032		5,900,000	429
8.250%, 05/15/2036		73,090,000	5,403
7.875%, 04/15/2019		13,000,000	955
7.750%, 01/17/2038		$54	72
7.750%, 01/17/2038		2,461	3,261
7.750%, 01/17/2038		1,575	2,087
7.000%, 05/15/2022	IDR	163,800,000	11,488
7.000%, 05/15/2027		11,500,000	786
6.625%, 05/15/2033		45,270,000	2,844
6.625%, 02/17/2037		$2,182	2,613
6.125%, 05/15/2028	IDR	18,170,000	1,130
5.625%, 05/15/2023		71,594,000	4,611
4.875%, 05/05/2021		$2,640	2,805
4.875%, 05/05/2021 (A)		200	213
3.375%, 07/30/2025	EUR	7,070	7,685
Republic of Indonesia MTN
11.625%, 03/04/2019 (A)		$2,500	2,997
11.625%, 03/04/2019		258	309
11.625%, 03/04/2019		1,006	1,206
6.750%, 01/15/2044 (A)		245	305
5.875%, 01/15/2024		4,183	4,696
5.875%, 01/15/2024 (A)		1,500	1,684
5.875%, 01/15/2024		5,475	6,147
5.250%, 01/17/2042		867	898
5.125%, 01/15/2045 (A)		291	298
4.750%, 01/08/2026 (A)		6,497	6,839
4.750%, 01/08/2026		2,372	2,497
4.125%, 01/15/2025		2,405	2,427
3.375%, 04/15/2023 (A)		3,263	3,223

			176,851

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028		10,506	8,326

Ivory Coast — 0.8%
Government of Ivory Coast
11.660%, 12/31/2032		3,527	3,250
11.660%, 12/31/2032		10,960	10,097
6.375%, 03/03/2028 (A)		644	624
5.375%, 07/23/2024 (A)		1,363	1,306

			15,277

Jamaica — 0.3%
Digicel Group
8.250%, 09/30/2020		1,750	1,466
8.250%, 09/30/2020 (A)		287	240
7.125%, 04/01/2022 (A)		1,317	978

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Government of Jamaica
8.000%, 03/15/2039		$1,582	$1,712
7.875%, 07/28/2045		680	719
7.625%, 07/09/2025		1,154	1,287

			6,402

Jordan — 0.1%
Jordan Government International Bond
5.750%, 01/31/2027		889	837
5.750%, 01/31/2027 (A)		336	316

			1,153

Kazakhstan — 0.6%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	832
KazAgro National Management Holding MTN
4.625%, 05/24/2023		420	379
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	467
6.375%, 10/06/2020 (A)		660	701
KazMunaiGaz Finance Sub
7.000%, 05/05/2020		1,391	1,500
KazMunaiGaz Finance Sub MTN
6.375%, 04/09/2021		2,856	3,030
KazMunayGas National
7.000%, 05/05/2020 (A)		947	1,021
Republic of Kazakhstan MTN
6.500%, 07/21/2045		1,270	1,406
5.125%, 07/21/2025		930	984
Republic of Kazakhstan
3.875%, 10/14/2024 (A)		1,311	1,310
Samruk-Energy MTN
3.750%, 12/20/2017		700	702

			12,332

Kenya — 0.6%
Kenya Infrastructure Bond
12.500%, 05/12/2025	KES	76,000	730
11.000%, 09/15/2025		295,000	2,699
11.000%, 10/12/2026		40,000	361
11.000%, 03/15/2027		161,850	1,453
Republic of Kenya
6.875%, 06/24/2024 (A)		$1,553	1,475
6.875%, 06/24/2024		4,364	4,146
5.875%, 06/24/2019 (A)		1,182	1,204

			12,068

Kuwait — 0.0%
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)		410	388

Lithuania — 0.4%
Lithuania Government International Bond
6.625%, 02/01/2022		6,950	8,100

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Republic of Lithuania
7.375%, 02/11/2020 (A)		$251	$287

			8,387

Malaysia — 3.9%
1MDB Global Investments
4.400%, 03/09/2023		6,000	5,040
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	246
4.935%, 09/30/2043		4,500	987
4.498%, 04/15/2030		1,540	334
4.392%, 04/15/2026		12,223	2,647
4.378%, 11/29/2019		1,800	407
4.232%, 06/30/2031		9,500	2,002
4.181%, 07/15/2024		17,412	3,824
4.160%, 07/15/2021		9,850	2,202
4.048%, 09/30/2021		5,020	1,112
4.012%, 09/15/2017		600	135
3.955%, 09/15/2025		45,616	9,816
3.900%, 11/30/2026		2,240	479
3.892%, 03/15/2027		2,325	482
3.889%, 07/31/2020		10,760	2,371
3.844%, 04/15/2033		1,960	391
3.800%, 08/17/2023		34,705	7,559
3.795%, 09/30/2022		11,000	2,400
3.654%, 10/31/2019		22,840	5,035
3.580%, 09/28/2018		10,125	2,255
3.502%, 05/31/2027		1,050	214
3.492%, 03/31/2020		7,580	1,654
3.480%, 03/15/2023		19,004	3,994
3.418%, 08/15/2022		10,253	2,186
3.314%, 10/31/2017		6,420	1,435
3.260%, 03/01/2018		25,790	5,731
Malaysia Government Investment Issue
4.070%, 09/30/2026		25,473	5,540
Petronas Capital MTN
4.500%, 03/18/2045 (A)		$351	346
3.500%, 03/18/2025 (A)		3,976	3,963

			74,787

Mexico — 8.5%
Alfa
6.875%, 03/25/2044		2,325	2,153
America Movil
7.125%, 12/09/2024	MXN	23,310	1,057
6.000%, 06/09/2019		14,350	677
Banco Nacional de Comercio Exterior SNC (B)
3.800%, 08/11/2026 (A)		$3,115	2,904
3.800%, 08/11/2026		1,062	990
Cemex
7.750%, 04/16/2026 (A)		3,317	3,557
6.125%, 05/05/2025 (A)		91	90
5.700%, 01/11/2025 (A)		245	238

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Cemex Finance LLC
6.000%, 04/01/2024		$1,470	$1,461
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,247
5.750%, 02/14/2042 (A)		$570	515
4.875%, 01/15/2024 (A)		288	284
4.750%, 02/23/2027 (A)		1,363	1,268
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		713	701
Mexican Bonos
10.000%, 12/05/2024	MXN	353,413	20,164
10.000%, 11/20/2036		43,491	2,635
8.500%, 12/13/2018		25,513	1,292
8.500%, 05/31/2029		136,907	7,235
8.500%, 11/18/2038		94,561	5,026
7.750%, 05/29/2031		161,342	7,993
7.750%, 11/23/2034		60,968	3,014
7.750%, 11/13/2042		19,590	967
6.500%, 06/10/2021		367,223	17,616
6.500%, 06/09/2022		126,919	6,043
5.750%, 03/05/2026		52,083	2,280
5.000%, 12/11/2019		150,340	7,008
4.750%, 06/14/2018		73,500	3,506
Mexican Bonos , Ser M20
8.000%, 12/07/2023		26	1
Mexican Udibonos
2.000%, 06/09/2022		1,752	447
Mexico City Airport Trust
4.250%, 10/31/2026 (A)		$576	552
Petroleos Mexicanos MTN
6.875%, 08/04/2026		6,502	6,653
6.875%, 08/04/2026 (A)		4,983	5,099
6.750%, 09/21/2047 (A)		1,432	1,256
6.375%, 01/23/2045 (A)		1,016	862
5.625%, 01/23/2046		828	644
4.625%, 09/21/2023 (A)		1,599	1,501
4.250%, 01/15/2025		4,725	4,181
2.750%, 04/21/2027	EUR	1,500	1,340
Petroleos Mexicanos
9.500%, 09/15/2027		$215	254
7.470%, 11/12/2026	MXN	140,104	5,575
7.190%, 09/12/2024		102,190	4,227
6.625%, 06/15/2035		$7,893	7,243
6.625%, 06/15/2038		2,871	2,605
6.500%, 06/02/2041		1,655	1,457
6.375%, 02/04/2021 (A)		441	462
6.375%, 01/23/2045		2,384	2,024
6.000%, 03/05/2020		452	471
5.750%, 03/01/2018		670	694
5.500%, 01/21/2021		17	17
5.500%, 06/27/2044		2,041	1,579
4.875%, 01/24/2022		370	360

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	183

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

4.875%, 01/18/2024		$643	$602
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		643	601
Trust F/1401
6.950%, 01/30/2044 *	MXN	2,190	1,971
United Mexican States
5.750%, 10/12/2110		$478	429
4.600%, 01/23/2046		3,782	3,281
4.350%, 01/15/2047		1,805	1,503
4.000%, 10/02/2023		170	169
3.600%, 01/30/2025		218	209
United Mexican States MTN
4.125%, 01/21/2026		1,743	1,721
3.625%, 03/15/2022		1,114	1,111

			164,022

Mongolia — 0.3%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	1,093
Government of Mongolia MTN
10.875%, 04/06/2021 (A)		1,813	1,822
5.125%, 12/05/2022		2,715	2,199
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	439
9.375%, 05/19/2020 (A)		453	423

			5,976

Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	742	814

Morocco — 0.0%
OCP
6.875%, 04/25/2044 (A)		$605	596

Namibia — 0.1%
Namibia International Bonds
5.250%, 10/29/2025 (A)		1,412	1,386

Nigeria — 0.1%
Republic of Nigeria
6.750%, 01/28/2021		1,112	1,080

Oman — 0.1%
Oman Government International Bond
4.750%, 06/15/2026 (A)		1,088	1,053
3.625%, 06/15/2021		711	710

			1,763

Pakistan — 0.1%
Republic of Pakistan
8.250%, 04/15/2024		663	718

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Third Pakistan International Sukuk
5.500%, 10/13/2021		$882	$895

			1,613

Panama — 1.0%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	894
Republic of Panama
9.375%, 01/16/2023		595	760
9.375%, 04/01/2029		6,288	8,921
8.875%, 09/30/2027		1,963	2,704
8.125%, 04/28/2034		2,249	2,947
6.700%, 01/26/2036		220	270
4.300%, 04/29/2053		140	127
3.750%, 03/16/2025		3,084	3,080

			19,703

Paraguay — 0.2%
Republic of Paraguay
6.100%, 08/11/2044 (A)		1,280	1,270
5.000%, 04/15/2026		781	785
4.625%, 01/25/2023		293	292
Telefonica Celular del Paraguay
6.750%, 12/13/2022		900	916
6.750%, 12/13/2022		200	204

			3,467

Peru — 1.8%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		326	328
Peru Enhanced Pass-Through Finance (E)
4.978%, 06/02/2025 (A)		1,000	797
1.273%, 05/31/2018		108	105
1.223%, 05/31/2018 (A)		122	119
Peru Government Bond
6.900%, 08/12/2037	PEN	7,439	2,220
6.850%, 02/12/2042		2,763	800
6.350%, 08/12/2028		2,235	648
Peruvian Government International Bond
6.350%, 08/12/2028 (A)		3,774	1,095
6.350%, 08/12/2028		2,539	736
Republic of Peru
8.750%, 11/21/2033		$246	362
8.200%, 08/12/2026	PEN	10,540	3,511
6.950%, 08/12/2031		8,996	2,716
6.950%, 08/12/2031		10,193	3,077
6.850%, 02/12/2042		1,011	293
6.550%, 03/14/2037		$2,154	2,725
5.700%, 08/12/2024 (A)	PEN	9,779	2,835
5.700%, 08/12/2024		4,658	1,350
3.750%, 03/01/2030	EUR	8,818	10,512

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Southern Copper
3.875%, 04/23/2025		$873	$850

			35,079

Philippines — 0.1%
Republic of Philippines
6.250%, 01/14/2036	PHP	10,000	218
3.900%, 11/26/2022		52,000	981

			1,199

Poland — 4.2%
Republic of Poland
5.750%, 09/23/2022	PLN	16,534	4,477
5.250%, 10/25/2020		27,025	7,073
5.125%, 04/21/2021		$1,420	1,556
5.000%, 03/23/2022		2,108	2,305
4.000%, 10/25/2023	PLN	40,125	9,949
4.000%, 01/22/2024		$609	628
3.250%, 07/25/2025	PLN	42,012	9,783
3.250%, 04/06/2026		$819	792
3.000%, 03/17/2023		332	327
2.750%, 08/25/2023	PLN	20,857	6,107
2.750%, 04/25/2028		4,920	1,062
2.500%, 07/25/2026		50,558	10,943
1.750%, 07/25/2021		64,167	14,544
1.707%, 10/25/2018 (E)		21,950	5,047
1.500%, 04/25/2020		26,774	6,184

			80,777

Qatar — 0.6%
Ooredoo International Finance MTN
7.875%, 06/10/2019		$873	985
State of Qatar
9.750%, 06/15/2030		3,537	5,518
6.400%, 01/20/2040		3,463	4,373

			10,876

Romania — 1.3%
Government of Romania
5.850%, 04/26/2023	RON	23,390	6,380
4.750%, 02/24/2025		22,285	5,743
3.500%, 12/19/2022		4,965	1,199
Government of Romania MTN
6.750%, 02/07/2022 (A)		$1,707	1,952
6.750%, 02/07/2022		504	576
6.125%, 01/22/2044 (A)		818	973
6.125%, 01/22/2044		6,400	7,616
4.875%, 01/22/2024 (A)		284	302
4.375%, 08/22/2023		540	557

			25,298

Russia — 4.6%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		1,300	1,457

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	$1,622
Evraz Group
8.250%, 01/28/2021		1,400	1,532
Ritekro
14.548%, 11/07/2022 (E) (F)		538	269
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	54,120	810
7.600%, 04/14/2021		525,649	7,819
7.600%, 07/20/2022		470,208	6,923
7.500%, 03/15/2018		366,156	5,591
7.500%, 02/27/2019		391,835	5,934
7.400%, 06/14/2017		39,060	600
7.050%, 01/19/2028		289,772	3,960
7.000%, 01/25/2023		204,736	2,909
7.000%, 08/16/2023		309,500	4,378
6.800%, 12/11/2019		701,224	10,332
6.700%, 05/15/2019		386,027	5,724
6.500%, 11/24/2021 (D)		24,270	346
6.400%, 05/27/2020		30,690	443
6.200%, 01/31/2018		205,553	3,093
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043		$800	871
5.625%, 04/04/2042		800	847
5.000%, 04/29/2020 (A)		2,537	2,671
4.875%, 09/16/2023		6,000	6,308
3.250%, 04/04/2017		800	803
Russian Railways via RZD Capital
5.700%, 04/05/2022		2,400	2,508
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,758
6.800%, 11/22/2025		2,476	2,581
6.800%, 11/22/2025 (A)		600	626
5.450%, 11/22/2017 (A)		340	347
5.450%, 11/22/2017		110	112
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,990	2,140
6.800%, 11/22/2025		2,435	2,539

			87,853

Saudi Arabia — 0.6%
Saudi Government International Bond MTN
4.500%, 10/26/2046		1,565	1,508
3.250%, 10/26/2026		9,606	9,079

			10,587

Senegal — 0.3%
Republic of Senegal
8.750%, 05/13/2021		1,390	1,541
8.750%, 05/13/2021 (A)		200	222
6.250%, 07/30/2024 (A)		330	328
6.250%, 07/30/2024		3,870	3,842

			5,933

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	185

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Serbia — 0.7%
Republic of Serbia
7.250%, 09/28/2021 (A)		$300	$335
7.250%, 09/28/2021		7,026	7,839
5.875%, 12/03/2018 (A)		640	670
4.875%, 02/25/2020		3,597	3,663

			12,507

Slovenia — 0.3%
Republic of Slovenia
5.850%, 05/10/2023		2,300	2,616
5.250%, 02/18/2024		3,250	3,602

			6,218

South Africa — 6.1%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		1,248	1,224
7.125%, 02/11/2025		6,280	6,162
Republic of South Africa
10.500%, 12/21/2026	ZAR	315,035	24,606
8.875%, 02/28/2035		49,900	3,309
8.750%, 01/31/2044		18,377	1,182
8.750%, 02/28/2048		72,873	4,684
8.500%, 06/23/2017		$2,100	2,160
8.500%, 01/31/2037	ZAR	231,414	14,700
8.250%, 03/31/2032		90,707	5,787
8.000%, 12/21/2018		9,478	675
8.000%, 01/31/2030		100,802	6,425
7.750%, 02/28/2023		134,667	9,159
7.250%, 01/15/2020		11,101	769
7.000%, 02/28/2031		137,144	7,930
6.750%, 03/31/2021		61,448	4,116
6.500%, 02/28/2041		41,359	2,070
6.250%, 03/31/2036		115,150	5,786
5.875%, 09/16/2025		$7,482	8,017
4.875%, 04/14/2026		2,508	2,495
4.300%, 10/12/2028		4,316	3,998
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,105

			116,359

Sri Lanka — 0.7%
Democratic Socialist Republic of Sri Lanka
6.850%, 11/03/2025 (A)		$1,248	1,253
6.850%, 11/03/2025		6,365	6,390
6.250%, 07/27/2021		1,147	1,179
5.875%, 07/25/2022 (A)		2,114	2,111
Sri Lanka Government International Bond
6.825%, 07/18/2026 (A)		1,612	1,616
6.250%, 10/04/2020		719	746

			13,295

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Supranational — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	$784
7.200%, 07/09/2019	IDR	9,100,000	648
Inter-American Development Bank MTN
7.350%, 09/12/2018		24,590,000	1,766

			3,198

Suriname — 0.0%
Republic of Suriname
9.250%, 10/26/2026 (A)		$713	709

Thailand — 2.5%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	107
4.875%, 06/22/2029		257,549	8,681
3.875%, 06/13/2019		43,000	1,270
3.850%, 12/12/2025		186,139	5,722
3.650%, 12/17/2021		425,849	12,842
3.625%, 06/16/2023		280,041	8,442
3.580%, 12/17/2027		33,270	995
3.400%, 06/17/2036		89,500	2,599
2.550%, 06/26/2020		75,000	2,153
2.125%, 12/17/2026		134,731	3,554
1.875%, 06/17/2022		15,000	411
1.200%, 07/14/2021		63,750	1,854

			48,630

Trinidad & Tobago — 0.0%
Trinidad Generation UnLtd
5.250%, 11/04/2027 (A)		$706	694

Tunisia — 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		3,572	3,269

Turkey — 6.6%
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,182
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	203
5.375%, 10/24/2023 (A)		1,487	1,398
5.000%, 09/23/2021 (A)		674	647
KOC Holding
5.250%, 03/15/2023		2,210	2,143
Republic of Turkey
10.700%, 02/17/2021	TRY	30,521	8,946
10.600%, 02/11/2026		74,381	21,303
10.500%, 01/15/2020		5,244	1,542
10.400%, 03/27/2019		8,790	2,574
10.400%, 03/20/2024		2,700	775
9.500%, 01/12/2022		13,804	3,849
9.400%, 07/08/2020		31,440	8,876

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

9.000%, 07/24/2024	TRY	24,182	$6,418
8.800%, 11/14/2018		11,483	3,268
8.500%, 07/10/2019		4,290	1,204
8.500%, 09/14/2022		16,527	4,372
8.300%, 06/20/2018		2,346	665
8.000%, 03/12/2025		4,211	1,044
7.400%, 02/05/2020		61,179	16,451
7.375%, 02/05/2025		$1,540	1,693
7.100%, 03/08/2023	TRY	8,160	1,994
7.000%, 03/11/2019		$779	829
7.000%, 06/05/2020		3,686	3,958
6.875%, 03/17/2036		2,375	2,432
6.750%, 04/03/2018		1,886	1,969
6.750%, 05/30/2040		2,590	2,605
6.625%, 02/17/2045		2,010	1,986
6.250%, 09/26/2022		2,317	2,418
6.000%, 01/14/2041		1,391	1,280
5.750%, 03/22/2024		245	247
5.625%, 03/30/2021		769	788
5.125%, 03/25/2022		3,450	3,433
4.875%, 04/16/2043		850	676
4.250%, 04/14/2026		2,239	2,000
3.000%, 08/02/2023	TRY	6,700	2,584
TC Ziraat Bankasi MTN
4.750%, 04/29/2021 (A)		$756	723
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,672
Turk Telekomunikasyon
4.875%, 06/19/2024		2,300	2,150
Turkey Government Bond
9.200%, 09/22/2021	TRY	14,372	3,957
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		$465	445
Turkiye Is Bankasi
5.500%, 04/21/2022 (A)		141	133

			126,832

Ukraine — 2.2%
Government of Ukraine
7.750%, 09/01/2019 (A)		185	179
7.750%, 09/01/2020 (A)		9,114	8,668
7.750%, 09/01/2021 (A)		7,972	7,483
7.750%, 09/01/2022 (A)		4,074	3,783
7.750%, 09/01/2023 (A)		1,928	1,764
7.750%, 09/01/2024		2,290	2,077
7.750%, 09/01/2024 (A)		4,332	3,928
7.750%, 09/01/2025 (A)		5,398	4,845
7.750%, 09/01/2026		3,408	3,050
7.750%, 09/01/2026 (A)		901	806
7.750%, 09/01/2027		940	833
7.750%, 09/01/2027 (A)		2,201	1,950
3.269%, 05/31/2040 (A) (B)		1,832	536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)	$2,211	$2,067

		41,969

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/2037	2,350	2,398
MAF Global Securities
7.125%, 10/29/2049 (B)	3,300	3,441

		5,839

Uruguay — 0.8%
Republic of Uruguay PIK
7.875%, 01/15/2033	4,370	5,571
Republic of Uruguay
5.100%, 06/18/2050	6,211	5,559
4.375%, 10/27/2027	4,135	4,125
4.125%, 11/20/2045	367	303

		15,558

Venezuela — 1.1%
Petroleos de Venezuela
9.000%, 11/17/2021	7,525	3,659
6.000%, 05/16/2024	1,777	664
6.000%, 05/16/2024	5,384	2,013
6.000%, 05/16/2024	7,900	2,934
6.000%, 11/15/2026	2,442	898
6.000%, 11/15/2026	3,759	1,382
5.500%, 04/12/2037	1,076	377
5.375%, 04/12/2027	3,600	1,293
Republic of Venezuela
13.625%, 08/15/2018	1,493	1,168
13.625%, 08/15/2018	497	364
9.375%, 01/13/2034	5,531	2,415
7.650%, 04/21/2025	3,743	1,572
7.650%, 04/21/2025 (C)	279	117
Venezuela Government International Bond
7.750%, 10/13/2019	3,997	1,998

		20,854

Zambia — 0.2%
Republic of Zambia
8.970%, 07/30/2027	2,463	2,320
8.500%, 04/14/2024	1,975	1,852

		4,172

Total Global Bonds (Cost $2,002,542) ($ Thousands)		1,829,247

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	187

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.2%

Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049	3,020	$—

Venezuela — 0.2%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018	3,700	3,773

Total Loan Participations (Cost $6,720) ($ Thousands)		3,773

Total Investments — 95.4% (Cost $2,009,262) ($ Thousands)		$1,833,020

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bond	(140)	Mar-2017	$143
Euro-Buxl 30 Year Bond	(25)	Mar-2017	90
JSE Bond Future R186	811	Feb-2017	(89)
JSE Bond Future R2030	1,472	Feb-2017	(157)
JSE Bond Future R2037	411	Feb-2017	(5)
JSE Bond Future R207	816	Feb-2017	(33)
JSE Bond Future R208	505	Feb-2017	(25)
Korea 3-Year Bond	197	Dec-2016	(234)
U.S. 10-Year Treasury Note	198	Mar-2017	(28)
U.S. 5-Year Treasury Note	(36)	Mar-2017	4
U.S. Ultra Long Treasury Bond	(19)	Mar-2017	2

			$(332)

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/01/16-07/19/17	USD	31,901	RUB	2,165,460	$801
12/01/16-03/15/17	USD	11,137	RUB	720,386	(109)
12/09/16-01/03/17	USD	20,355	EUR	19,258	110
12/01/16-12/21/16	USD	120,688	EUR	109,602	(4,356)
12/01/16-01/11/17	EUR	147,388	USD	160,336	3,863
12/01/16-03/15/17	EUR	29,902	USD	31,589	(150)
12/21/16-03/15/17	RUB	920,583	USD	14,173	124
12/01/16-12/01/16	RUB	818,431	USD	12,598	(76)
01/30/17-01/30/17	USD	24,246	BRL	84,414	265
12/02/16-01/18/17	USD	15,654	BRL	51,708	(478)
12/02/16-01/30/17	BRL	113,732	USD	35,055	1,597
12/02/16-03/02/17	BRL	88,058	USD	25,342	(267)
12/08/16-02/17/17	USD	51,476	MYR	214,268	(3,706)
02/21/17-02/21/17	USD	4,290	COP	13,764,604	154

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/09/16-12/21/16	USD	23,551	COP	70,895,516	$(434)
12/21/16-01/27/17	USD	27,465	PEN	94,592	187
12/09/16	USD	2,592	PEN	8,772	(22)
12/09/16-02/17/17	MYR	158,898	USD	36,966	1,523
12/09/16-12/21/16	COP	86,138,930	USD	29,031	916
12/09/16-02/21/17	COP	40,350,547	USD	12,735	(329)
02/14/17	USD	3,739	KRW	4,414,412	21
12/12/16-02/15/17	USD	9,745	KRW	10,795,393	(525)
12/12/16-03/15/17	USD	26,278	ZAR	379,221	578
12/12/16-12/21/16	USD	16,986	ZAR	232,240	(482)
12/12/16-01/13/17	ZAR	206,142	USD	14,766	157
12/12/16-01/13/17	ZAR	389,377	USD	27,138	(524)
12/12/16-02/15/17	KRW	56,288,410	USD	49,228	1,205
01/13/17-02/28/17	USD	12,657	MXN	263,651	108
12/14/16-02/17/17	USD	38,886	MXN	759,975	(1,977)
12/15/16-01/12/17	EUR	24,999	PLN	108,288	(723)
12/15/16-01/12/17	PLN	28,437	EUR	6,463	80
12/19/16-12/21/16	USD	31,888	PHP	1,537,785	(1,039)
01/18/17	USD	225	IDR	3,077,397	—
12/19/16-01/27/17	USD	32,290	IDR	431,477,480	(664)
12/19/16-12/21/16	PHP	829,090	USD	17,152	518
12/20/16-12/21/16	USD	14,275	CLP	9,692,522	107
12/21/16-12/21/16	USD	1,852	CLP	1,221,500	(40)
12/20/16-02/21/17	USD	53,483	THB	1,876,933	(875)
12/20/16-02/21/17	THB	757,941	USD	21,496	252
02/21/17	THB	11,836	USD	331	—
12/20/16-12/21/16	CLP	16,550,604	USD	25,113	554
12/21/16-12/30/16	EUR	14,144	HUF	4,348,306	(275)
12/21/16-01/23/17	EUR	21,857	RON	98,745	86
12/21/16	USD	22,072	ILS	84,790	56
12/21/16-01/20/17	USD	26,541	HUF	7,523,332	(1,025)
12/21/16-01/27/17	USD	26,969	TRY	89,482	(1,108)
12/21/16-01/20/17	USD	28,953	PLN	115,318	(1,446)
12/21/16-12/27/16	USD	35,577	INR	2,392,092	(724)
12/21/16-02/15/17	SGD	47,518	USD	34,634	1,453
12/21/16-01/27/17	PEN	18,613	USD	5,466	40
12/21/16	PEN	42,040	USD	12,212	(87)
12/21/16-12/21/16	RON	63,196	USD	15,940	1,027
12/21/16	ILS	84,690	USD	22,388	286
12/21/16-01/27/17	TRY	156,842	USD	49,966	4,567
12/21/16	TWD	244,000	USD	7,729	76
12/21/16-11/14/17	CNY	265,595	USD	38,949	898
12/21/16-02/17/17	MXN	1,051,125	USD	55,471	4,280
12/21/16-02/17/17	MXN	111,389	USD	5,330	(73)
12/21/16-12/21/16	HUF	6,889,671	USD	25,021	1,659
12/22/16-01/27/17	IDR	171,002,650	USD	12,730	219
01/27/17-05/23/17	IDR	129,296,600	USD	9,121	(153)
12/27/16-12/27/16	INR	577,539	USD	8,610	200
12/30/16	HUF	3,982,926	EUR	12,888	181
01/09/17	USD	4,190	SGD	5,800	(140)
01/20/17-01/20/17	USD	7,430	RON	31,464	3
03/15/17	PLN	5,260	USD	1,250	(4)
10/18/17	USD	1,105	EGP	14,750	(315)
11/14/17	USD	1,247	CNY	8,803	(4)

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
09/27/18	EUR	7,840	CZK	209,378	$(6)
09/27/18	CZK	25,278	EUR	948	2

					$6,017

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(20,210)	$21,603	$1,393
Barclays PLC	(31,446)	31,499	53

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BT Brokerage	$(43,217)	$42,386	$(831)
Citigroup	(486,678)	491,954	5,275
Goldman Sachs	(316,307)	317,365	1,059
HSBC	(30,475)	30,476	1
JPMorgan Chase Bank	(573,455)	575,020	1,565
Standard Bank	(113,733)	111,253	(2,480)
UBS	(2,938)	2,920	(18)

			$6,017

For the period ended November 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at November 30, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	0.35%	6-Month CZK - PRIBOR	06/27/21	CZK	28,000	$11
Goldman Sachs	28-Day MXN - TIIE	6.38%	09/16/26	MXN	35,000	(152)
Goldman Sachs	1.99%	6-Month HUF - BUBOR	07/25/26	HUF	630,000	90
Goldman Sachs	1-Day COP - COOIS	7.23%	05/04/26	COP	3,958,824	(36)
Goldman Sachs	28-Day MXN - TIIE	6.17%	03/05/26	MXN	63,199	(305)
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/08/25	MXN	21,174	(96)
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/25	MXN	29,801	(111)
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/23	BRL	6,139	(127)
Goldman Sachs	1-Day BRL - CETIP	11.99%	01/02/23	BRL	3,000	2
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/22	MXN	99,662	(331)
Goldman Sachs	1.39%	3-Month KRW - KWCDC	11/04/21	KRW	20,000,000	157
Goldman Sachs	3-Month MYR - KLIBOR	3.42%	09/23/21	MYR	19,500	(82)
Goldman Sachs	0.33%	6-Month CZK - PRIBOR	09/01/21	CZK	50,000	23
Goldman Sachs	0.38%	6-Month CZK - PRIBOR	08/02/21	CZK	44,600	15
Goldman Sachs	0.28%	6-Month CZK - PRIBOR	07/08/21	CZK	47,000	25
Goldman Sachs	28-Day MXN - TIIE	5.63%	06/11/21	MXN	84,721	252
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	05/24/21	CZK	37,000	3
Goldman Sachs	28-Day MXN - TIIE	5.37%	03/17/21	MXN	62,000	(204)
Goldman Sachs	1-Day BRL - CETIP	12.73%	01/04/21	BRL	13,491	167
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/20	CZK	151,000	(38)
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	55,000	7
Goldman Sachs	1-Day BRL - CETIP	13.39%	01/02/19	BRL	18,383	212
Goldman Sachs	1-Day BRL - CETIP	13.42%	01/02/19	BRL	25,101	293
Goldman Sachs	3-Month KRW - KWCDC	1.32%	11/04/18	KRW	53,500,000	(63)
Goldman Sachs	28-Day MXN - TIIE	0.05%	09/21/18	MXN	229,582	233
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/18	BRL	12,298	(11)
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/18	BRL	11,341	(3)
Goldman Sachs	1-Day BRL - CETIP	12.86%	01/02/18	BRL	47,206	124
Goldman Sachs	1-Day BRL - CETIP	13.27%	01/02/17	BRL	35,880	(3)
JPMorgan Chase Bank	2.52%	6-Month HUF - BUBOR	11/16/26	HUF	645,536	7
JPMorgan Chase Bank	0.94%	6-Month CZK - PRIBOR	11/14/26	CZK	58,000	(12)
JPMorgan Chase Bank	28-Day MXN - TIIE	6.13%	06/18/26	MXN	47,000	(240)
JPMorgan Chase Bank	3.45%	6-Month HUF - BUBOR	05/11/25	HUF	900,000	(353)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	600,000	(355)
JPMorgan Chase Bank	0.36%	6-Month CZK - PRIBOR	09/29/21	CZK	50,000	20
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	06/17/21	HUF	875,267	(21)
JPMorgan Chase Bank	0.39%	6-Month CZK - PRIBOR	04/04/21	CZK	30,000	5
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/21	CZK	83,000	29
JPMorgan Chase Bank	7.16%	1-Day COP - Columbia IBR Overnight Interbank	02/11/21	COP	15,000,000	(183)
JPMorgan Chase Bank	7.11%	1-Day COP - Columbia IBR Overnight Interbank	01/22/21	COP	13,433,034	(155)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30,000	3
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/20	CZK	180,000	(28)
JPMorgan Chase Bank	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	30,000	(10)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	320,000	(76)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	189

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2016

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	0.85%	6-Month HUF - BUBOR	10/10/19	HUF	4,000,000	$(4)
JPMorgan Chase Bank	1-Day COP - COOIS	6.96%	11/17/17	COP	38,467,587	49
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	7,146,976	(308)
JPMorgan Chase Bank	3 Month USD LIBOR	8.66%	01/26/18	TRY	95,000	(1,648)

						$(3,228)

For the period ended November 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,920,526 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $219,094 ($ Thousands), representing 11.4% of the net assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(C)	Security is in default on interest payment.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Securities considered illiquid. The total value of such securities as of November 30, 2016 was $269 ($ Thousands) and represented 0.0% of Net Assets.

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JIBAR — Johannesburg Interbank Offered Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

KES — Kenyan Shilling

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OTC — Over the Counter

PEN — Peruvian Sol

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3†	Total
Global Bonds	$—	$1,828,978	$269	$1,829,247
Loan Participations	—	3,773	—	3,773

Total Investments in Securities	$—	$1,832,751	$269	$1,833,020

Other Financial Instruments	Level 1	Level 2	Level 3†	Total
Futures Contracts*
Unrealized Appreciation	$239	$—	$—	$239
Unrealized Depreciation	(571)	—	—	(571)
Forwards Contracts*
Unrealized Appreciation	—	28,153	—	28,153
Unrealized Depreciation	—	(22,136)	—	(22,136)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,727	—	1,727
Unrealized Depreciation	—	(4,955)	—	(4,955)

Total Other Financial Instruments	$(332)	$2,789	$—	$2,457

†	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 93.0%
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019	$5,288	$5,585
1.875%, 07/15/2019	6,018	6,401
1.625%, 01/15/2018	5,306	5,440
1.375%, 07/15/2018	5,686	5,891
1.375%, 01/15/2020	7,311	7,679
1.250%, 07/15/2020	11,271	11,892
1.125%, 01/15/2021	12,790	13,402
0.625%, 07/15/2021	13,646	14,090
0.125%, 04/15/2018	18,764	18,892
0.125%, 04/15/2019	18,692	18,887
0.125%, 04/15/2020	18,501	18,668
0.125%, 04/15/2021	11,166	11,223

Total U.S. Treasury Obligations (Cost $137,343) ($ Thousands)		138,050

Total Investments — 93.0% (Cost $137,343) ($ Thousands)		$138,050

Percentages are based on Net Assets of $148,482 ($ Thousands).

As of November 30, 2016, all of the Fund's investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	191

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.3%

Consumer Discretionary — 0.1%
McDonald's MTN
2.100%, 12/07/2018	$1,000	$1,007

Consumer Staples — 0.4%
Walgreens Boots Alliance
1.750%, 11/17/2017	5,084	5,101

Energy — 1.3%
Enbridge
1.289%, 06/02/2017 (A)	3,250	3,247
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,092	2,223
ONEOK Partners
2.000%, 10/01/2017	4,685	4,695
Regency Energy Partners
5.875%, 03/01/2022	250	276
Statoil
1.087%, 11/09/2017 (A)	2,200	2,201
TransCanada PipeLines
1.875%, 01/12/2018	1,605	1,605
1.664%, 01/12/2018 (A)	2,000	2,009
Williams Partners
3.600%, 03/15/2022	250	247

		16,503

Financials — 21.2%
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	3,445	3,457
American Express Bank
6.000%, 09/13/2017	2,450	2,535
American Express Credit MTN
1.875%, 11/05/2018	4,900	4,916

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Honda Finance MTN
1.741%, 02/22/2019 (A)	$1,000	$1,012
Bank Nederlandse Gemeenten MTN
0.951%, 07/14/2017 (A) (B)	9,075	9,076
Bank of America
5.300%, 03/15/2017	850	860
1.650%, 03/26/2018	3,600	3,600
1.250%, 02/14/2017	650	650
1.150%, 06/15/2017 (A)	6,650	6,649
Bank of America MTN
6.400%, 08/28/2017	500	517
1.700%, 08/25/2017	1,570	1,573
Bank of Montreal
1.750%, 06/15/2021 (B)	5,900	5,732
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,271
1.875%, 04/26/2021	3,325	3,240
Barclays
2.000%, 03/16/2018	2,250	2,243
BB&T MTN
1.710%, 06/15/2018 (A)	1,140	1,146
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	5,300	5,243
Citigroup
2.606%, 05/15/2018 (A)	1,750	1,781
1.850%, 11/24/2017	960	963
1.800%, 02/05/2018	8,110	8,107
1.576%, 04/27/2018 (A)	2,315	2,321
Citizens Bank MTN
2.300%, 12/03/2018	6,290	6,332
Credit Suisse NY MTN
1.427%, 05/26/2017 (A)	3,500	3,501
Daimler Finance North America LLC
1.500%, 07/05/2019 (B)	4,550	4,473
Discover Bank
3.100%, 06/04/2020	1,000	1,011
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,415
Ford Motor Credit LLC
5.000%, 05/15/2018	3,750	3,901
1.361%, 09/08/2017 (A)	2,650	2,649
Goldman Sachs Group MTN
1.650%, 12/15/2017 (A)	3,375	3,388
Goldman Sachs Group
2.900%, 07/19/2018	3,035	3,080
2.375%, 01/22/2018	4,600	4,629
Harley-Davidson Financial Services MTN
1.550%, 11/17/2017 (B)	3,000	3,000
HSBC Bank USA NY
6.000%, 08/09/2017	5,000	5,148
HSBC USA
1.700%, 03/05/2018	5,300	5,290

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Huntington National Bank
2.200%, 11/06/2018	$3,850	$3,863
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	1,385	1,385
JPMorgan Chase MTN
1.700%, 03/01/2018	11,690	11,687
JPMorgan Chase
6.000%, 10/01/2017	2,150	2,228
1.782%, 01/25/2018 (A)	3,280	3,302
KeyBank
1.650%, 02/01/2018	2,578	2,579
1.600%, 08/22/2019	3,685	3,639
KeyCorp MTN
5.100%, 03/24/2021	3,925	4,303
MassMutual Global Funding
2.000%, 04/05/2017 (B)	1,350	1,354
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	2,000	2,001
Morgan Stanley MTN
4.750%, 03/22/2017	6,980	7,054
2.162%, 04/25/2018 (A)	2,150	2,178
New York Life Global Funding MTN
2.000%, 04/13/2021 (B)	1,000	984
New York Life Global Funding
1.550%, 11/02/2018 (B)	4,540	4,528
PNC Bank
1.800%, 11/05/2018	1,500	1,502
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	5,050	5,054
Protective Life Global Funding
1.555%, 09/13/2019 (B)	5,810	5,730
Royal Bank of Canada
1.875%, 02/05/2020	13,355	13,285
Santander Bank
2.000%, 01/12/2018	6,718	6,699
Santander Holdings USA
2.380%, 11/24/2017 (A)	2,025	2,039
Santander UK
1.375%, 03/13/2017	1,700	1,700
Sumitomo Mitsui Banking MTN
1.822%, 01/18/2019 (A)	5,250	5,273
Synchrony Financial
1.875%, 08/15/2017	2,190	2,193
Toronto-Dominion Bank MTN
1.722%, 01/22/2019 (A)	4,315	4,347
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	5,300	5,344
Travelers MTN
5.750%, 12/15/2017	875	915
UBS MTN
1.557%, 03/26/2018 (A)	5,060	5,078

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Bancorp MTN
1.650%, 05/15/2017	$1,270	$1,273
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (B)	2,600	2,594
Volkswagen International Finance
2.375%, 03/22/2017 (B)	2,400	2,407
Voya Financial
2.900%, 02/15/2018	3,988	4,034
Wells Fargo MTN
2.550%, 12/07/2020	5,765	5,776
1.400%, 09/08/2017	4,400	4,397
Wells Fargo Bank
1.530%, 05/24/2019 (A)	2,250	2,256
Wells Fargo Bank MTN
1.622%, 01/22/2018 (A)	3,550	3,570

		258,260

Health Care — 2.6%
Abbott Laboratories
2.350%, 11/22/2019	4,920	4,924
AbbVie
2.300%, 05/14/2021	735	721
1.800%, 05/14/2018	750	749
Actavis Funding SCS
2.350%, 03/12/2018	5,730	5,765
Aetna
1.700%, 06/07/2018	1,920	1,920
Anthem
2.300%, 07/15/2018	1,214	1,221
1.875%, 01/15/2018	2,570	2,573
Baxalta
2.000%, 06/22/2018	1,115	1,115
Becton Dickinson
1.800%, 12/15/2017	3,850	3,857
Dignity Health
2.637%, 11/01/2019	1,240	1,250
Forest Laboratories LLC
5.000%, 12/15/2021 (B)	500	540
McLaren Health Care
1.964%, 05/15/2018	1,270	1,268
Mylan
2.500%, 06/07/2019 (B)	1,950	1,941
Teva Pharmaceuticals
1.700%, 07/19/2019	3,740	3,670

		31,514

Industrials — 0.6%
America West Airlines Pass- Through Trust , Ser 1999-1
7.930%, 01/02/2019	706	754
MUFG Americas Holdings
1.625%, 02/09/2018	4,350	4,335

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	193

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	$2,090	$2,110

		7,199

Information Technology — 0.5%
Apple
1.740%, 02/22/2019 (A)	1,500	1,522
Hewlett Packard Enterprise (A)
2.788%, 10/05/2018 (B)	3,165	3,237
2.598%, 10/05/2017 (B)	1,495	1,512

		6,271

Materials — 0.5%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (B)	4,535	4,523
Ecolab
1.450%, 12/08/2017	1,565	1,564

		6,087

Real Estate — 0.6%
Essex Portfolio
5.500%, 03/15/2017	1,000	1,011
HCP
3.750%, 02/01/2019	600	616
Realty Income
2.000%, 01/31/2018	1,000	1,003
Simon Property Group
1.500%, 02/01/2018 (B)	3,765	3,763
Welltower
4.700%, 09/15/2017	1,230	1,259

		7,652

Telecommunication Services — 1.3%
AT&T
5.500%, 02/01/2018	3,800	3,956
Verizon Communications
2.606%, 09/14/2018 (A)	7,950	8,140
1.350%, 06/09/2017	1,800	1,803
1.234%, 06/09/2017 (A)	1,700	1,702

		15,601

Utilities — 2.2%
Berkshire Hathaway Energy
5.750%, 04/01/2018	6,500	6,853
Emera US Finance
2.150%, 06/15/2019 (B)	2,110	2,114
Entergy Texas
7.125%, 02/01/2019	750	829
Exelon
1.550%, 06/09/2017	3,530	3,531
NextEra Energy Capital Holdings
1.649%, 09/01/2018	3,600	3,593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oncor Electric Delivery LLC
5.750%, 09/30/2020	$500	$560
5.000%, 09/30/2017	2,660	2,737
Southern Power
1.500%, 06/01/2018	4,700	4,685
West Penn Power
5.950%, 12/15/2017 (B)	470	488
Xcel Energy
1.200%, 06/01/2017	1,145	1,144

		26,534

Total Corporate Obligations (Cost $382,513) ($ Thousands)		381,729

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bills
0.322%, 12/08/2016 (C)	75	75
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	11,900	12,379
U.S. Treasury Notes
3.125%, 05/15/2019	15,765	16,471
2.750%, 02/15/2019	56,450	58,355
2.125%, 08/31/2020	21,570	21,943
2.125%, 01/31/2021	19,825	20,129
2.125%, 08/15/2021	16,855	17,052
1.750%, 11/30/2021	7,730	7,700
1.500%, 12/31/2018	50,440	50,806
1.375%, 06/30/2018	11,080	11,137
1.250%, 10/31/2021	12,740	12,375
1.125%, 12/31/2019	48,750	48,293
1.125%, 04/30/2020	1,000	986
1.125%, 09/30/2021	2,595	2,508
0.750%, 02/28/2018	21,710	21,650
0.750%, 10/31/2018	23,605	23,438
0.750%, 08/15/2019	6,420	6,321

Total U.S. Treasury Obligations (Cost $333,418) ($ Thousands)		331,618

ASSET-BACKED SECURITIES — 15.8%

Automotive — 8.1%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	3,000	3,006
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	2,000	2,002
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl D
2.420%, 05/08/2019	3,070	3,089

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	$2,700	$2,733
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	2,525	2,528
Capital Auto Receivables Asset Trust, Ser 2013- 3, Cl B
2.320%, 07/20/2018	6,095	6,106
CarMax Auto Owner Trust, Ser 2013-4, Cl B
1.710%, 07/15/2019	600	602
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.538%, 06/15/2028 (A)(B)	1,980	1,991
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (B)	500	496
Chesapeake Funding, Ser 2014-1A, Cl A
0.946%, 03/07/2026 (A) (B)	1,513	1,512
Chesapeake Funding, Ser 2015-1A, Cl B
1.483%, 02/07/2027 (A) (B)	1,430	1,419
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (B)	4,255	4,209
CPS Auto Receivables Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	135	135
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	139	138
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	26	26
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	46	46
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	183	182
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	431	431
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (B)	1,000	998
Credit Acceptance Auto Loan Trust, Ser 2015- 1A, Cl A
2.000%, 07/15/2022 (B)	1,395	1,393
DT Auto Owner Trust, Ser 2015-2A, Cl B
1.880%, 05/15/2019 (B)	120	120
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	407	407
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	1,015	1,012
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	1,500	1,499
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	3,350	3,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	$4,995	$4,999
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,350	1,352
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.135%, 08/15/2020 (A)	5,250	5,268
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,854
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	2,405	2,386
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (B)	1,320	1,318
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	174	174
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.579%, 12/10/2027 (A) (B)	1,355	1,356
Honda Auto Receivables Owner Trust, Ser 2015-2, Cl A3
1.040%, 02/21/2019	1,334	1,334
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	460	460
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	7,045	7,056
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A4
1.520%, 06/15/2022	2,310	2,297
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (B)	2,250	2,250
Nissan Auto Lease Trust, Ser 2016-A, Cl A3
1.490%, 03/15/2019	3,795	3,799
Nissan Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.050%, 10/15/2019	644	644
Nissan Auto Receivables Owner Trust, Ser 2015-B, Cl A2B
0.815%, 07/16/2018 (A)	415	415
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	705	705
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	2,982

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	195

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/2020 (B)	$375	$375
Prestige Auto Receivables Trust, Ser 2013-1A, Cl B
1.740%, 05/15/2019 (B)	661	661
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A3
1.520%, 04/15/2020 (B)	148	148
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (B)	2,370	2,376
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	2,758	2,760
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (B)	395	395
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	760	761
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	2,985	3,009
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	55	55
Toyota Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.120%, 02/15/2019	644	644
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	720	720
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	570	571
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	1,734	1,734
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl B
2.070%, 12/15/2021 (B)	4,100	4,095

		99,425

Credit Cards — 2.2%
BA Credit Card Trust, Ser 2016-A1, Cl A
0.928%, 10/15/2021 (A)	2,530	2,538
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	4,610	4,568
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.588%, 08/15/2019 (A)	900	899

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	$550	$550
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	3,260	3,260
Citibank Credit Card Issuance Trust, Ser 2008- A2, Cl A2
1.718%, 01/23/2020 (A)	1,970	1,992
Discover Card Execution Note Trust, Ser 2014- A3, Cl A3
1.220%, 10/15/2019	4,195	4,198
Discover Card Execution Note Trust, Ser 2014- A5, Cl A
1.390%, 04/15/2020	2,650	2,654
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	1,991
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/2019 (B)	1,000	1,001
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	1,656	1,658
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.326%, 05/26/2021 (A)(B)	1,000	1,005

		26,314

Mortgage Related Securities — 1.1%
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
0.980%, 09/25/2035 (A)	1,044	1,032
ACE Securities Home Equity Loan Trust Series, Ser 2006-NC1, Cl A1
0.812%, 12/25/2035 (A)	1,619	1,607
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
1.134%, 06/25/2034 (A)	12	12
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.254%, 10/25/2034 (A)	862	853
Aegis Asset-Backed Securities Trust, Ser 2005- 5, Cl 2A
0.842%, 12/25/2035 (A)	1,647	1,618
Asset-Backed Securities Home Equity Loan Trust, Ser 2004-HE6, Cl A2
1.312%, 09/25/2034 (A)	699	694
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.534%, 08/25/2034 (A)	116	116
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
1.104%, 09/25/2034 (A)	162	160
First NLC Trust, Ser 2005-2, Cl M1
1.072%, 09/25/2035 (A)	1,061	1,042

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2005-FRE1, Cl A5
0.942%, 10/25/2035 (A)	$52	$52
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
0.754%, 08/25/2036 (A)	3,400	3,381
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
1.062%, 08/25/2035 (A)	964	958
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.032%, 11/25/2035 (A)	1,750	1,718

		13,243

Other Asset-Backed Securities — 4.4%
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	792	804
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019 (B)	716	716
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	2,338	2,336
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV3
1.582%, 03/25/2035 (A)	842	840
Countrywide Asset-Backed Certificates, Ser 2004-14, Cl M2
1.402%, 06/25/2035 (A)	1,062	1,055
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
1.152%, 12/25/2035 (A)	1,750	1,727
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.464%, 05/25/2035 (A)	3,269	3,238
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
1.809%, 04/25/2035 (A)	1,360	1,335
CWABS Asset-Backed Certificates Trust, Ser 2005-14, Cl 3A3
0.942%, 04/25/2036 (A)	998	997
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
1.282%, 11/25/2035 (A)	1,609	1,596
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.327%, 10/25/2035 (A)	1,159	1,154
FBR Securitization Trust, Ser 2005-2, Cl M1
1.254%, 09/25/2035 (A)	541	536
GSAMP Trust, Ser 2006-HE1, Cl A2D
0.902%, 01/25/2036 (A)	1,872	1,833
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	760	760

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/2019	$2,755	$2,757
Kubota Credit Owner Trust, Ser 2014-1A, Cl A3
1.160%, 05/15/2018 (B)	898	899
MMAF Equipment Finance LLC, Ser 2016-AA, Cl A2
1.390%, 12/17/2018 (B)	3,500	3,496
Navient Student Loan Trust, Ser 2016-2, Cl A1
1.334%, 06/25/2065 (A) (B)	479	481
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.434%, 06/25/2065 (A) (B)	830	830
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.134%, 10/27/2036 (A) (B)	684	665
Nelnet Student Loan Trust, Ser 2014-2A, Cl A1
0.864%, 06/25/2021 (A) (B)	554	553
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2, Cl M2
1.537%, 02/25/2035 (A)	1,015	1,017
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ2, Cl M1
1.222%, 05/25/2035 (A)	623	623
RAMP Trust, Ser 2004-RS12, Cl MII3
2.034%, 12/25/2034 (A)	1,174	1,164
RAMP Trust, Ser 2006-RZ1, Cl M1
0.992%, 03/25/2036 (A)	1,500	1,464
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.854%, 03/25/2036 (A)	3,357	3,311
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
0.962%, 10/25/2035 (A)	972	952
SLC Student Loan Trust, Ser 2006-1, Cl A5
0.960%, 06/15/2018 (A)	740	724
SLC Student Loan Trust, Ser 2006-2, Cl A5
0.950%, 09/15/2026 (A)	1,133	1,122
SLM Student Loan Trust, Ser 2003-12, Cl A5
1.130%, 09/15/2022 (A) (B)	585	584
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.432%, 04/27/2026 (A) (B)	1,750	1,738
SLM Student Loan Trust, Ser 2004-10, Cl A6B
1.432%, 04/27/2026 (A) (B)	1,500	1,496
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (A)	893	882
SLM Student Loan Trust, Ser 2005-8, Cl A4
1.632%, 01/25/2028 (A)	1,694	1,694
SLM Student Loan Trust, Ser 2011-2, Cl A1
1.184%, 11/25/2027 (A)	1,025	1,027
SLM Student Loan Trust, Ser 2013-4, Cl A
1.084%, 06/25/2027 (A)	610	590
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.984%, 10/26/2020 (A)	172	171

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	197

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-6, Cl A2
1.084%, 02/25/2021 (A)	$239	$239
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.914%, 07/26/2021 (A)	454	454
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
1.652%, 11/25/2034 (A)	1,585	1,572
Structured Asset Investment Loan Trust, Ser 2004-11, Cl A4
1.492%, 01/25/2035 (A)	1,089	1,078
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
1.252%, 04/25/2035 (A)	1,301	1,278
Structured Asset Securities, Ser 2005-WF1, Cl A3
1.194%, 02/25/2035 (A)	1,770	1,736

		53,524

Total Asset-Backed Securities (Cost $192,567) ($ Thousands)		192,506

MORTGAGE-BACKED SECURITIES — 13.9%

Agency Mortgage-Backed Obligations — 6.9%
FHLMC
5.000%, 06/01/2019	61	63
4.000%, 06/01/2025	658	698
FHLMC ARM
2.259%, 03/01/2037 (A)	227	240
FHLMC CMO, Ser 2004-2761, Cl FT
0.888%, 12/15/2033 (A)	1,311	1,316
FHLMC CMO, Ser 2005-2990, Cl LK
0.908%, 10/15/2034 (A)	2,755	2,753
FHLMC CMO, Ser 2005-3066, Cl PF
0.838%, 04/15/2035 (A)	3,098	3,095
FHLMC CMO, Ser 2006-3102, Cl FB
0.838%, 01/15/2036 (A)	2,127	2,126
FHLMC CMO, Ser 2008-3419, Cl FA
1.108%, 08/15/2037 (A)	2,362	2,370
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	361	374
FHLMC CMO, Ser 2010-3777, Cl WA
4.000%, 12/15/2040	4,000	4,219
FHLMC CMO, Ser 2011-3867, Cl FN
0.888%, 04/15/2040 (A)	714	714
FHLMC CMO, Ser 2011-3940, Cl PF
0.888%, 05/15/2040 (A)	3,307	3,305
FHLMC CMO, Ser 2011-3960, Cl JF
0.988%, 04/15/2041 (A)	1,541	1,541
FHLMC CMO, Ser 2012-4048, Cl GF
0.888%, 10/15/2040 (A)	948	938

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/2019	$1,842	$1,863
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
0.972%, 04/25/2020 (A)	618	618
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.450%, 03/25/2026	2,001	2,022
FNMA
6.000%, 02/01/2023	2,549	2,765
5.000%, 05/01/2019	1,573	1,608
4.506%, 06/01/2019	4,550	4,659
4.380%, 04/01/2021	909	981
4.330%, 04/01/2021	761	821
3.800%, 04/01/2018	2,007	2,051
3.427%, 01/01/2018	1,426	1,439
3.270%, 10/01/2020	1,034	1,080
4.500%, 05/01/2024 to 07/01/2034	4,643	5,006
FNMA CMO, Ser 2004-94, Cl HF
0.739%, 10/25/2034 (A)	1,174	1,178
FNMA CMO, Ser 2005-45, Cl PF
0.834%, 10/25/2034 (A)	2,632	2,624
FNMA CMO, Ser 2005-83, Cl FP
0.914%, 10/25/2035 (A)	2,108	2,100
FNMA CMO, Ser 2007-98, Cl FD
1.034%, 06/25/2037 (A)	918	920
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	74	75
FNMA CMO, Ser 2011-124, Cl DF
1.034%, 08/25/2040 (A)	3,240	3,250
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	89	90
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	2,736	2,793
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/2042	464	473
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	1,058	1,106
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,200	1,211
FNMA, Ser 2013-M14, Cl FA
0.934%, 08/25/2018 (A)	2,049	2,051
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (A)	1,951	2,003
FNMA, Ser 2014-M6, Cl FA
0.804%, 12/25/2017 (A)	602	602
FNMA, Ser M14, Cl APT
2.586%, 04/25/2023 (A)	2,563	2,551
FNMA, Ser M9, Cl ASQ2
1.513%, 12/25/2017	1,778	1,772

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA ARM
3.000%, 02/20/2041 (A)	$452	$468
2.125%, 08/20/2041 to 04/20/2042 (A)	981	1,009
2.000%, 01/20/2042 to 10/20/2042 (A)	2,169	2,239
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	116	120
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	265	269
GNMA CMO, Ser 2012-77, Cl FM
1.212%, 11/16/2039 (A)	2,298	2,321
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	1,721	1,725
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/2044	878	856
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,429	1,384
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/2049	295	295
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	29	30

		84,180

Non-Agency Mortgage-Backed Obligations — 7.0%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A) (B)	1,924	1,946
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A) (B)	3,011	3,061
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/2032 (A) (B)	3,770	3,978
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.585%, 09/15/2026 (A) (B)	1,790	1,790
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.335%, 06/15/2028 (A) (B)	870	869
BAMLL-DB Trust, Ser OSI, Cl B
4.830%, 04/13/2017 (B)	1,500	1,513
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.637%, 04/10/2049 (A)	804	806
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.488%, 08/15/2029 (A) (B)	1,056	1,055
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	935	936
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	985	990
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2018	1,750	1,796

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (B)	$4,268	$4,278
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 03/10/2021	3,402	3,383
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.335%, 03/15/2029 (A) (B)	4,223	4,203
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.327%, 08/13/2027 (A) (B)	320	319
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	2,075	2,122
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 09/10/2020	251	252
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
1.936%, 11/15/2033 (A) (B)	4,960	4,969
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C1, Cl A1A
5.361%, 02/15/2040	435	434
CSMC Trust, Ser 2014-WIN1, Cl 1A1
3.000%, 08/25/2029 (A) (B)	3,435	3,464
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/2044 (A) (B)	1,076	1,077
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (B)	2,244	2,255
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.434%, 10/25/2027 (A)	1,756	1,757
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (B)	201	207
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.984%, 07/25/2034 (A)	668	660
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,557	1,591
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	153	153
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A2
3.046%, 04/15/2047	1,000	1,028
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	754	750
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.734%, 01/15/2020	1,500	1,534
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	1,061	1,060

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	199

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	$1,333	$1,397
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (B)	725	736
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	624	644
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	1,050	1,068
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.438%, 10/15/2029 (A) (B)	1,785	1,783
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.504%, 07/15/2031 (A) (B)	373	373
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.735%, 08/15/2027 (A) (B)	4,110	4,110
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
3.000%, 10/25/2029 (A) (B)	2,408	2,436
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A) (B)	3,467	3,494
JPMorgan Resecuritization Trust Series, Ser 2009-7, Cl 18A1
3.095%, 11/27/2036 (A) (B)	678	676
LB-UBS Commercial Mortgage Trust, Ser 2007- C2, Cl A3
5.430%, 02/15/2040	734	737
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.994%, 04/25/2029 (A)	1,151	1,101
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	2,169	2,174
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A2
1.863%, 02/15/2046	1,178	1,182
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl A2
2.933%, 01/15/2020	300	307
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 11/15/2020	307	307
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2021 (B)	750	782
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl A3
5.890%, 06/15/2049 (A)	1,483	1,496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl A
1.888%, 06/15/2018 (A) (B)	$2,000	$2,000
WFRBS Commercial Mortgage Trust, Ser 2013- C12, Cl A2
2.072%, 03/15/2048	1,107	1,111
WFRBS Commercial Mortgage Trust, Ser 2014- C25, Cl A1
1.518%, 11/15/2047	1,128	1,126
WinWater Mortgage Loan Trust, Ser 2015-A, Cl A5
3.500%, 05/27/2045 (A) (B)	1,877	1,884

		85,160

Total Mortgage-Backed Securities (Cost $170,272) ($ Thousands)		169,340

MUNICIPAL BONDS — 6.5%

California — 1.5%
California State, GO
6.200%, 03/01/2019	5,100	5,608
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	1,013
San Francisco, City & County Airport Comm-San Francisco International Airport, Ser H, RB
3.396%, 05/01/2019	3,805	3,957
State of California Department of Water Resources Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,875	7,738

		18,316

Colorado — 0.6%
Colorado Housing & Finance Authority, Ser B, RB
1.850%, 05/15/2017	5,710	5,734
Denver, City & County, Ser B, RB
1.825%, 08/01/2019	2,000	2,002

		7,736

Connecticut — 0.1%
Connecticut State, Ser B, GO
2.500%, 08/01/2020	1,560	1,590

Florida — 0.2%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,929
Miami Beach, Redevelopment Agency, TA
2.407%, 02/01/2018	1,000	1,005

		2,934

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia — 0.1%
Georgia State, Electric Authority, Ser D, RB
3.552%, 01/01/2017	$810	$811

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,048

Kentucky — 0.4%
Louisville Regional Airport Authority, Ser C, RB
1.906%, 07/01/2018	2,880	2,893
Louisville, Regional Airport Authority, Ser C, RB
1.313%, 07/01/2017	1,640	1,641

		4,534

Louisiana — 0.4%
Louisiana State, Ser C, GO
1.087%, 08/01/2017	4,455	4,452

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	1,000	992

Michigan — 0.4%
Hartland, Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/2019	2,050	2,062
Haslett, Public Schools, Ser B, GO, Q-SBLF
1.384%, 05/01/2018	2,050	2,049
Michigan State, Ser A, GO
1.625%, 05/15/2017	1,000	1,004

		5,115

Minnesota — 0.3%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	4,235	4,247

New Jersey — 0.5%
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	4,915	4,923
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,000	984

		5,907

North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, RB
2.578%, 07/01/2019	2,670	2,708

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Carolina State, Eastern Municipal Power Agency, RB
2.003%, 07/01/2018	$4,075	$4,091

		6,799

Ohio — 0.3%
Jobs, Beverage System, Ser B, RB
1.820%, 01/01/2018	2,195	2,208
Ohio State, Build America Bonds, RB
4.168%, 06/15/2018	1,275	1,329

		3,537

Oklahoma — 0.1%
University of Oklahoma, Ser D, RB
2.349%, 07/01/2020	1,815	1,825

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,599

Washington — 0.4%
Public Utility District No 1 of Franklin County, Ser B, RB
1.980%, 09/01/2021	1,000	976
1.590%, 09/01/2019	1,200	1,186
WBRP 3.2, Ser B, RB
1.485%, 03/01/2018	2,725	2,726

		4,888

Total Municipal Bonds (Cost $79,645) ($ Thousands)		79,330

SOVEREIGN DEBT — 1.2%
Export-Import Bank of Korea
1.631%, 01/14/2017 (A)	3,915	3,917
Korea Development Bank
1.507%, 01/22/2017 (A)	7,056	7,056
Province of Quebec Canada MTN
1.065%, 09/04/2018 (A)	3,585	3,588

Total Sovereign Debt (Cost $14,549) ($ Thousands)		14,561

COMMERCIAL PAPER (B)(C)(D) — 0.8%
DTE Gas Company
0.570%, 12/06/2016	4,000	4,000
United Health Group
0.640%, 12/05/2016	6,500	6,499

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	201

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Concluded)

November 30, 2016

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Commercial Paper (Cost $10,499) ($ Thousands)			$10,499

		Shares

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†		13,188,480	13,188

Total Cash Equivalent (Cost $13,188) ($ Thousands)			13,188

Total Investments — 97.7% (Cost $1,196,651) ($ Thousands)			$1,192,771

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 2-Year Treasury Note	80	Apr-2017	$4

Percentages	are based on Net Assets of $1,220,753 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $186,026 ($ Thousands), representing 15.2% of the net assets of the Fund.

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$381,729	$—	$381,729
U.S. Treasury Obligations	—	331,618	—	331,618
Asset-Backed Securities	—	192,506	—	192,506
Mortgage-Backed Securities	—	169,340	—	169,340
Municipal Bonds	—	79,330	—	79,330
Sovereign Debt	—	14,561	—	14,561
Commercial Paper	—	10,499	—	10,499
Cash Equivalent	13,188	—	—	13,188

Total Investments in Securities	$13,188	$1,179,583	$—	$1,192,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4	$—	$—	$4

Total Other Financial Instruments	$4	$—	$—	$4

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 89.4%‡‡

Consumer Discretionary — 6.2%
21st Century Fox America
8.150%, 10/17/2036	$40	$54
6.900%, 08/15/2039	2,170	2,744
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,561	4,570
American Honda Finance MTN
1.200%, 07/12/2019	5,260	5,165
American Honda Finance
2.125%, 10/10/2018	2,690	2,716
BMW US Capital LLC
2.800%, 04/11/2026 (A)	2,715	2,609
1.500%, 04/11/2019 (A)	1,875	1,863
Charter Communications Operating LLC
4.464%, 07/23/2022 (A)	1,185	1,231
Comcast
6.950%, 08/15/2037	4,290	5,802
5.650%, 06/15/2035	190	224
4.200%, 08/15/2034	3,700	3,776
3.375%, 02/15/2025	6,425	6,500
3.150%, 03/01/2026	2,435	2,419
1.625%, 01/15/2022	920	880
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,371
Darden Restaurants
6.800%, 10/15/2037	1,570	1,773
Discovery Communications LLC
6.350%, 06/01/2040	1,460	1,517
4.875%, 04/01/2043	910	813
Ford Holdings
9.300%, 03/01/2030	287	387
Ford Motor Credit LLC
2.551%, 10/05/2018	655	659

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
4.875%, 10/02/2023	$1,150	$1,202
General Motors Financial
5.250%, 03/01/2026	1,170	1,222
Home Depot
5.875%, 12/16/2036	1,489	1,867
4.400%, 04/01/2021	1,050	1,137
4.400%, 03/15/2045	840	886
3.500%, 09/15/2056	2,170	1,893
3.350%, 09/15/2025	785	803
2.000%, 04/01/2021	1,280	1,267
Lowe’s
4.375%, 09/15/2045	2,590	2,637
3.375%, 09/15/2025	1,590	1,627
Newell Brands
5.000%, 11/15/2023	1,475	1,573
NVR
3.950%, 09/15/2022	665	681
QVC
4.375%, 03/15/2023	1,345	1,313
Target
6.500%, 10/15/2037	1,750	2,318
3.625%, 04/15/2046	920	846
2.900%, 01/15/2022	1,405	1,429
2.500%, 04/15/2026	1,350	1,283
Time Warner
3.800%, 02/15/2027	1,280	1,274
Time Warner Entertainment
8.375%, 07/15/2033	797	1,025
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,489
1.550%, 07/13/2018	2,980	2,982
1.450%, 01/12/2018	4,135	4,134
Viacom
5.625%, 09/15/2019	2,200	2,381
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (A)	2,175	2,170

		88,512

Consumer Staples — 8.3%
Altria Group
9.950%, 11/10/2038	1,708	2,897
4.750%, 05/05/2021	1,000	1,090
2.625%, 09/16/2026	1,525	1,448
Anheuser-Busch InBev Finance
4.700%, 02/01/2036	11,591	12,155
3.650%, 02/01/2026	8,030	8,093
3.300%, 02/01/2023	4,165	4,208
2.650%, 02/01/2021	3,675	3,688
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	1,385	1,364

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	203

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch LLC
5.000%, 03/01/2019	$1,000	$1,065
BAT International Finance
2.750%, 06/15/2020 (A)	4,240	4,269
1.850%, 06/15/2018 (A)	2,740	2,740
Bayer US Finance LLC
1.500%, 10/06/2017 (A)	2,955	2,951
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,021
Bowdoin College
4.693%, 07/01/2112	2,056	1,868
Coca-Cola
1.550%, 09/01/2021	3,005	2,919
Constellation Brands
6.000%, 05/01/2022	450	512
4.750%, 11/15/2024	1,925	2,055
CVS Health
5.125%, 07/20/2045	1,205	1,322
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,379	3,134
7.507%, 01/10/2032 (A)	1,677	2,053
Hershey
2.300%, 08/15/2026	4,470	4,155
Japan Tobacco
2.100%, 07/23/2018 (A)	2,652	2,665
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,665	1,827
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,080	3,775
Molson Coors Brewing
2.100%, 07/15/2021	1,985	1,934
Novartis Capital
3.000%, 11/20/2025	3,085	3,076
PepsiCo
3.125%, 11/01/2020	3,915	4,049
1.700%, 10/06/2021	1,850	1,802
1.500%, 02/22/2019	1,175	1,171
1.250%, 04/30/2018	2,700	2,697
Philip Morris International
4.500%, 03/20/2042	1,375	1,403
3.875%, 08/21/2042	335	312
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	4,023
Sanofi
1.250%, 04/10/2018	3,410	3,421
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	845	817
1.900%, 09/23/2019	3,025	2,985
Toledo Hospital
4.982%, 11/15/2045	2,180	2,401
University of Southern California
5.250%, 10/01/2111	3,250	3,710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreens Boots Alliance
1.750%, 05/30/2018	$3,160	$3,166
Wal-Mart Stores
4.300%, 04/22/2044	80	84
2.550%, 04/11/2023	5,680	5,628
Wesleyan University
4.781%, 07/01/2116	2,040	1,946

		118,899

Energy — 7.3%
Anadarko Petroleum
6.450%, 09/15/2036	1,995	2,246
4.475%, 10/10/2036 (B)	12,000	4,725
BP Capital Markets
3.723%, 11/28/2028	2,159	2,173
3.216%, 11/28/2023	1,460	1,459
1.375%, 11/06/2017	2,512	2,512
British Transco Finance
6.625%, 06/01/2018	1,765	1,891
Chevron
2.954%, 05/16/2026	2,095	2,049
1.344%, 11/09/2017	2,800	2,803
Columbia Pipeline Group
2.450%, 06/01/2018	2,925	2,941
Conoco Funding
6.950%, 04/15/2029	1,067	1,307
ConocoPhillips
6.500%, 02/01/2039	1,365	1,680
4.200%, 03/15/2021	3,220	3,417
2.400%, 12/15/2022	3,000	2,893
1.806%, 05/15/2022 (C)	3,955	3,897
Devon Energy
5.850%, 12/15/2025	940	1,044
Devon Financing
7.875%, 09/30/2031	1,761	2,147
Energy Transfer Partners
5.150%, 03/15/2045	670	604
4.650%, 06/01/2021	2,982	3,127
4.050%, 03/15/2025	520	503
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,341
EOG Resources
2.450%, 04/01/2020	1,780	1,778
Exxon Mobil
4.114%, 03/01/2046	3,293	3,306
3.043%, 03/01/2026	1,985	1,968
1.305%, 03/06/2018	4,700	4,697
Hess
4.300%, 04/01/2027	1,310	1,243
Kinder Morgan
5.550%, 06/01/2045	2,220	2,194

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MPLX
4.875%, 12/01/2024	$2,615	$2,635
Nexen
7.400%, 05/01/2028	772	985
Occidental Petroleum
4.400%, 04/15/2046	1,910	1,895
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,500	1,552
3.000%, 12/21/2020 (A)	2,562	2,610
Shell International Finance
6.375%, 12/15/2038	1,170	1,480
4.125%, 05/11/2035	2,040	2,028
4.000%, 05/10/2046	3,115	2,891
3.625%, 08/21/2042	641	566
3.400%, 08/12/2023	5,525	5,633
2.875%, 05/10/2026	2,585	2,489
1.375%, 05/10/2019	4,170	4,120
Spectra Energy Partners
3.375%, 10/15/2026	1,380	1,310
Suncor Energy
5.950%, 12/01/2034	1,375	1,566
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	2,124	1,885
TransCanada PipeLines
6.100%, 06/01/2040	1,435	1,721
Transcanada Trust
5.875%, 08/15/2076 (C)	2,670	2,763
Valero Energy
10.500%, 03/15/2039	1,668	2,487
Williams Partners
3.600%, 03/15/2022	1,540	1,522

		105,083

Financials — 30.1%
AIA Group MTN
3.200%, 03/11/2025 (A)	3,600	3,484
American Express Credit MTN
2.375%, 03/24/2017	2,370	2,379
American International Group
4.875%, 06/01/2022	1,300	1,416
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,575
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	3,996
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,715	1,709
Bank of America MTN
5.000%, 01/21/2044	550	596
4.183%, 11/25/2027	2,935	2,929
3.500%, 04/19/2026	2,670	2,636
3.248%, 10/21/2027	2,610	2,487
2.503%, 10/21/2022	2,665	2,588

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
6.000%, 10/15/2036	$345	$413
Bank of Montreal MTN
1.900%, 08/27/2021	1,865	1,810
1.500%, 07/18/2019	2,977	2,938
Bank of New York Mellon MTN
2.600%, 08/17/2020	3,745	3,778
2.300%, 09/11/2019	1,650	1,667
2.200%, 08/16/2023	2,025	1,929
2.150%, 02/24/2020	2,825	2,821
BB&T
4.900%, 06/30/2017	880	896
Berkshire Hathaway
3.125%, 03/15/2026	3,978	3,947
2.750%, 03/15/2023	3,585	3,573
1.031%, 08/06/2018 (C)	1,190	1,191
Berkshire Hathaway Finance
1.700%, 03/15/2019	3,475	3,473
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	3,115	3,097
4.450%, 07/15/2045 (A)	3,845	3,530
BPCE MTN
2.750%, 12/02/2021	780	777
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,833
2.850%, 04/01/2021	4,065	4,128
Capital One
2.250%, 09/13/2021	2,050	1,997
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,191
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,127	3,088
CDP Financial
5.600%, 11/25/2039 (A)	700	866
4.400%, 11/25/2019 (A)	2,290	2,454
Charles Schwab
4.450%, 07/22/2020	1,720	1,845
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,188
2.875%, 11/03/2022	3,685	3,718
2.300%, 11/03/2020	3,790	3,785
Citigroup
5.500%, 09/13/2025	655	716
4.750%, 05/18/2046	1,010	997
4.650%, 07/30/2045	1,680	1,734
4.450%, 09/29/2027	3,025	3,067
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.950%, 11/09/2022	3,638	3,723
Cooperatieve Rabobank UA
5.250%, 08/04/2045	1,925	2,096

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	205

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (A)	$2,775	$2,825
Credit Suisse NY MTN
1.750%, 01/29/2018	4,260	4,254
Credit Suisse NY
3.000%, 10/29/2021	2,810	2,819
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,750	1,654
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,619
2.300%, 03/15/2019	3,950	3,977
Fifth Third Bank MTN
2.150%, 08/20/2018	4,000	4,025
General Electric MTN
6.875%, 01/10/2039	1,225	1,709
5.875%, 01/14/2038	550	689
5.625%, 09/15/2017	2,740	2,835
2.300%, 04/27/2017	2,335	2,346
Goldman Sachs Group MTN
7.500%, 02/15/2019	2,900	3,229
5.375%, 03/15/2020	2,140	2,325
4.800%, 07/08/2044	2,850	2,958
2.634%, 10/28/2027 (C)	2,595	2,619
Goldman Sachs Group
6.345%, 02/15/2034	2,555	2,981
6.250%, 02/01/2041	3,150	3,873
6.150%, 04/01/2018	980	1,033
5.950%, 01/18/2018	1,465	1,531
5.150%, 05/22/2045	2,140	2,204
4.750%, 10/21/2045	1,740	1,818
3.500%, 01/23/2025	1,700	1,693
3.500%, 11/16/2026	6,048	5,943
2.625%, 04/25/2021	2,445	2,431
2.600%, 04/23/2020	2,160	2,163
HSBC Bank PLC
7.650%, 05/01/2025	2,515	3,053
HSBC Bank USA
5.875%, 11/01/2034	1,990	2,287
4.875%, 08/24/2020	2,745	2,918
HSBC Finance
6.676%, 01/15/2021	410	461
HSBC Holdings
4.375%, 11/23/2026	2,630	2,619
2.650%, 01/05/2022	2,425	2,364
Huntington National Bank
2.200%, 11/06/2018	2,225	2,232
1.700%, 02/26/2018	2,750	2,751
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	595
Infinity Property & Casualty
5.000%, 09/19/2022	2,075	2,133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intercontinental Exchange
2.750%, 12/01/2020	$4,350	$4,387
JPMorgan Chase MTN
2.295%, 08/15/2021	6,955	6,829
JPMorgan Chase
6.400%, 05/15/2038	3,440	4,411
6.000%, 10/01/2017	6,610	6,848
6.000%, 01/15/2018	3,929	4,112
4.950%, 06/01/2045	2,200	2,333
4.625%, 05/10/2021	675	727
4.500%, 01/24/2022	4,741	5,113
3.875%, 09/10/2024	3,140	3,177
3.625%, 12/01/2027	1,480	1,441
3.250%, 09/23/2022	2,855	2,888
3.200%, 06/15/2026	2,710	2,640
2.700%, 05/18/2023	2,860	2,787
KeyBank
2.350%, 03/08/2019	2,970	2,995
1.700%, 06/01/2018	2,120	2,122
KFW MTN
1.500%, 04/20/2020	2,925	2,898
KFW
2.125%, 01/17/2023	2,810	2,782
1.000%, 09/07/2018	2,725	2,710
KKR Group Finance III
5.125%, 06/01/2044 (A)	6,541	6,143
Macquarie Group MTN
4.875%, 08/10/2017 (A)	2,890	2,952
MetLife
10.750%, 08/01/2039	880	1,373
4.050%, 03/01/2045	1,370	1,308
3.000%, 03/01/2025	2,500	2,483
Metropolitan Life Global Funding I
2.300%, 04/10/2019 (A)	3,500	3,517
Mitsubishi UFJ Trust & Banking
1.600%, 10/16/2017 (A)	3,500	3,497
Morgan Stanley
2.800%, 06/16/2020	1,205	1,215
2.650%, 01/27/2020	2,900	2,918
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	2,128
6.375%, 07/24/2042	1,975	2,533
5.625%, 09/23/2019	970	1,054
4.350%, 09/08/2026	260	266
4.300%, 01/27/2045	1,150	1,139
4.000%, 07/23/2025	2,230	2,284
3.875%, 01/27/2026	2,402	2,434
2.625%, 11/17/2021	2,620	2,591
2.500%, 04/21/2021	5,950	5,885
2.450%, 02/01/2019	2,990	3,013
2.282%, 10/24/2023 (C)	4,015	4,025

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUFG Americas Holdings
3.000%, 02/10/2025	$3,590	$3,463
National Rural Utilities Cooperative Finance MTN
0.950%, 04/24/2017	2,855	2,854
National Rural Utilities Cooperative Finance
4.750%, 04/30/2043 (C)	2,056	2,077
4.023%, 11/01/2032	3,230	3,301
Nationwide Building Society
4.000%, 09/14/2026 (A)	2,070	1,936
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	5,000	4,920
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,469
Nordea Bank MTN
1.625%, 05/15/2018 (A)	2,460	2,455
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,215	1,772
PNC Bank
3.300%, 10/30/2024	1,840	1,853
2.250%, 07/02/2019	945	952
1.950%, 03/04/2019	2,030	2,035
PNC Bank MTN
2.150%, 04/29/2021	4,880	4,826
1.600%, 06/01/2018	3,810	3,805
Pricoa Global Funding I
2.200%, 06/03/2021 (A)	2,925	2,876
Principal Life Global Funding II
2.375%, 11/21/2021 (A)	3,000	2,971
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,915
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,178
Royal Bank of Scotland Group
3.875%, 09/12/2023	2,500	2,363
S&P Global
3.300%, 08/14/2020	2,543	2,595
SunTrust Banks
2.900%, 03/03/2021	1,715	1,739
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	115	147
4.900%, 09/15/2044 (A)	1,605	1,714
TIAA Asset Management Finance LLC
2.950%, 11/01/2019 (A)	2,810	2,862
Toronto-Dominion Bank MTN
2.625%, 09/10/2018	3,500	3,557
Toronto-Dominion Bank
3.625%, 09/15/2031 (C)	5,660	5,447
Travelers
3.750%, 05/15/2046	2,965	2,792

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS MTN
1.800%, 03/26/2018	$3,500	$3,501
1.375%, 08/14/2017	1,810	1,810
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,128
US Bank
2.125%, 10/28/2019	2,305	2,320
USF&G Capital III
8.312%, 07/01/2046 (A)	585	742
Validus Holdings
8.875%, 01/26/2040	1,370	1,789
Visa
2.800%, 12/14/2022	2,285	2,302
2.200%, 12/14/2020	2,110	2,112
WEA Finance LLC
3.750%, 09/17/2024 (A)	3,382	3,426
Wells Fargo MTN
4.900%, 11/17/2045	1,180	1,220
4.400%, 06/14/2046	3,865	3,724
4.300%, 07/22/2027	1,870	1,933
2.150%, 01/30/2020	5,665	5,629
Wells Fargo
3.900%, 05/01/2045	410	385
3.000%, 04/22/2026	2,672	2,564
3.000%, 10/23/2026	3,500	3,349
2.500%, 03/04/2021	2,745	2,737
2.150%, 01/15/2019	8,776	8,821
Westpac Banking
4.625%, 06/01/2018	3,466	3,592
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	1,945	1,963

		432,906

Health Care — 7.6%
Abbott Laboratories
3.750%, 11/30/2026	2,295	2,269
2.900%, 11/30/2021	2,555	2,544
AbbVie
2.500%, 05/14/2020	1,000	998
Aetna
4.375%, 06/15/2046	60	59
4.250%, 06/15/2036	835	829
3.200%, 06/15/2026	519	508
2.750%, 11/15/2022	2,945	2,913
2.400%, 06/15/2021	2,905	2,882
1.900%, 06/07/2019	2,595	2,583
AmerisourceBergen
1.150%, 05/15/2017	1,075	1,075
Amgen
4.400%, 05/01/2045	280	267
Anthem
3.300%, 01/15/2023	670	669

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	207

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
6.450%, 09/15/2037	$1,070	$1,380
2.375%, 11/16/2020	2,170	2,162
Coventry Health Care
5.950%, 03/15/2017	6,155	6,237
5.450%, 06/15/2021	1,480	1,636
Dignity Health
2.637%, 11/01/2019	4,364	4,400
Express Scripts Holding
4.800%, 07/15/2046	280	268
Gilead Sciences
4.750%, 03/01/2046	2,065	2,122
4.150%, 03/01/2047	920	862
4.000%, 09/01/2036	2,620	2,504
3.250%, 09/01/2022	2,225	2,275
2.950%, 03/01/2027	2,285	2,169
2.550%, 09/01/2020	6,070	6,113
2.050%, 04/01/2019	4,100	4,115
Johnson & Johnson
5.550%, 08/15/2017	1,759	1,816
Medtronic
4.625%, 03/15/2045	1,164	1,235
4.375%, 03/15/2035	3,576	3,710
3.150%, 03/15/2022	2,285	2,347
2.500%, 03/15/2020	7,695	7,770
1.500%, 03/15/2018	2,900	2,901
Merck
2.750%, 02/10/2025	730	717
2.350%, 02/10/2022	2,715	2,702
1.850%, 02/10/2020	2,865	2,862
Mylan
5.250%, 06/15/2046 (A)	1,375	1,270
3.950%, 06/15/2026	1,815	1,705
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,350	2,216
Perrigo
5.300%, 11/15/2043	1,060	1,019
4.000%, 11/15/2023	1,380	1,376
Pfizer
3.000%, 12/15/2026	4,170	4,111
Pharmacia
6.600%, 12/01/2028	1,000	1,285
Stryker
2.000%, 03/08/2019	2,595	2,600
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/2023	2,200	2,073
2.200%, 07/21/2021	2,280	2,190
UnitedHealth Group
4.700%, 02/15/2021	4,150	4,511
4.625%, 07/15/2035	695	749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.400%, 12/15/2017	$4,205	$4,207

		109,211

Industrials — 9.1%
3M MTN
3.125%, 09/19/2046	2,050	1,793
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,155	4,451
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,520	1,512
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,335	2,306
American Airlines, Pass-Through Trust, Ser 2016-2, Cl A
3.650%, 06/15/2028	1,700	1,697
BAE Systems
5.800%, 10/11/2041 (A)	3,940	4,459
Boeing
2.500%, 03/01/2025	1,440	1,397
1.875%, 06/15/2023	3,885	3,713
Burlington Northern Santa Fe
6.150%, 05/01/2037	1,550	1,969
Burlington Northern Santa Fe LLC
5.650%, 05/01/2017	1,700	1,731
4.550%, 09/01/2044	2,955	3,109
Caterpillar
4.750%, 05/15/2064	640	673
3.803%, 08/15/2042	1,060	1,024
3.400%, 05/15/2024	3,050	3,149
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	4,132	4,276
Delta Air Lines, Pass-Through Trust, Ser 2012- 1, Cl A
4.750%, 05/07/2020	3,568	3,783
Delta Air Lines, Pass-Through Trust, Ser 2015- 1, Cl A
3.875%, 07/30/2027	1,506	1,552
Fortive
2.350%, 06/15/2021 (A)	1,405	1,381
GE Capital International Funding Unlimited
4.418%, 11/15/2035	6,621	6,892
2.342%, 11/15/2020	7,076	7,074
General Dynamics
1.875%, 08/15/2023	2,250	2,144
General Electric
5.250%, 12/06/2017	2,920	3,039
5.000%, 12/29/2049 (C)	1,988	2,030
4.500%, 03/11/2044	3,245	3,418

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 10/09/2042	$1,720	$1,720
Harris
1.999%, 04/27/2018	885	887
Illinois Tool Works
2.650%, 11/15/2026	5,993	5,754
John Deere Capital MTN
2.800%, 03/04/2021	5,915	5,988
2.450%, 09/11/2020	2,431	2,434
John Deere Capital
2.550%, 01/08/2021	2,500	2,518
Norfolk Southern
6.000%, 05/23/2111	4,499	4,875
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	4,031
1.650%, 08/11/2021	1,200	1,158
1.600%, 03/15/2017	164	164
1.200%, 08/12/2019	1,425	1,401
1.100%, 06/06/2017	3,680	3,679
Raytheon
7.200%, 08/15/2027	1,005	1,332
2.500%, 12/15/2022	4,305	4,294
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	2,000	2,089
2.900%, 05/27/2022 (A)	2,105	2,131
1.700%, 09/15/2021 (A)	2,945	2,836
Southwest Airlines
2.650%, 11/05/2020	1,545	1,549
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	747	830
Tyco International Finance
5.125%, 09/14/2045	650	695
Union Pacific
4.050%, 03/01/2046	3,070	3,054
Union Pacific Railroad 2006 Pass-Through Trust
5.866%, 07/02/2030	1,758	1,984
United Technologies
4.500%, 06/01/2042	2,315	2,451
3.750%, 11/01/2046	1,540	1,445
3.100%, 06/01/2022	2,650	2,720

		130,591

Information Technology — 4.9%
Alibaba Group Holding
1.625%, 11/28/2017	1,183	1,180
Apple
4.650%, 02/23/2046	2,145	2,270
4.500%, 02/23/2036	1,785	1,898
3.850%, 08/04/2046	1,820	1,703
3.250%, 02/23/2026	1,660	1,670
2.850%, 05/06/2021	2,082	2,128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.450%, 08/04/2026	$1,055	$992
1.550%, 02/07/2020	4,000	3,960
Applied Materials
2.625%, 10/01/2020	2,312	2,336
Cisco Systems
2.200%, 02/28/2021	3,090	3,074
2.200%, 09/20/2023	3,035	2,917
1.850%, 09/20/2021	3,000	2,922
Diamond 1 Finance
8.350%, 07/15/2046 (A)	1,915	2,246
6.020%, 06/15/2026 (A)	1,735	1,825
Hewlett Packard Enterprise
6.450%, 10/15/2035 (A)	2,085	2,031
Intel
4.900%, 07/29/2045	2,660	2,962
Mastercard
2.950%, 11/21/2026	1,530	1,514
Microsoft
3.700%, 08/08/2046	2,456	2,286
3.500%, 02/12/2035	965	924
3.450%, 08/08/2036	790	746
2.700%, 02/12/2025	2,550	2,504
2.400%, 08/08/2026	6,535	6,205
2.000%, 08/08/2023	3,645	3,473
Oracle
6.125%, 07/08/2039	1,000	1,249
4.300%, 07/08/2034	2,495	2,567
4.000%, 07/15/2046	750	711
2.650%, 07/15/2026	1,375	1,305
2.400%, 09/15/2023	2,880	2,782
2.250%, 10/08/2019	4,630	4,685
1.900%, 09/15/2021	2,260	2,209
Seagate HDD Cayman
4.750%, 06/01/2023	970	942

		70,216

Materials — 1.0%
Albemarle
4.150%, 12/01/2024	1,830	1,883
3.000%, 12/01/2019	250	255
Barrick Gold
5.250%, 04/01/2042	1,290	1,297
Barrick North America Finance LLC
5.750%, 05/01/2043	1,760	1,873
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (C)	680	750
Georgia-Pacific LLC
8.875%, 05/15/2031	1,506	2,254
LyondellBasell Industries
4.625%, 02/26/2055	1,905	1,718
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)	920	925

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	209

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Praxair
3.200%, 01/30/2026	$1,525	$1,540
Yara International
3.800%, 06/06/2026 (A)	2,230	2,208

		14,703

Real Estate — 2.2%
American Tower Trust I
3.070%, 03/15/2023 (A)	4,330	4,275
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,649
3.222%, 05/15/2022 (A)	2,230	2,247
Federal Realty Investment Trust
3.625%, 08/01/2046	1,650	1,442
Kimco Realty
2.700%, 03/01/2024	1,850	1,771
Simon Property Group
6.750%, 02/01/2040	470	629
4.375%, 03/01/2021	2,300	2,465
4.250%, 11/30/2046	1,864	1,829
2.500%, 07/15/2021	2,215	2,215
2.200%, 02/01/2019	6,565	6,618
Ventas Realty
3.125%, 06/15/2023	1,320	1,295
WP Carey
4.600%, 04/01/2024	2,670	2,691

		32,126

Telecommunication Services — 2.6%
America Movil
6.125%, 03/30/2040	965	1,089
3.125%, 07/16/2022	6,135	6,015
AT&T
4.550%, 03/09/2049 (A)	984	879
3.465%, 11/27/2022 (A) (B)	8,000	6,370
SES
3.600%, 04/04/2023 (A)	5,399	5,340
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	1,750	1,505
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	6,201	6,216
Telefonos de Mexico
5.500%, 11/15/2019	2,715	2,956
Verizon Communications
5.150%, 09/15/2023	1,160	1,285
5.012%, 08/21/2054	1,342	1,328
4.862%, 08/21/2046	793	795
4.672%, 03/15/2055	950	886
4.522%, 09/15/2048	2,629	2,507

		37,171

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 10.1%
Ameren Illinois
6.125%, 11/15/2017	$1,450	$1,515
2.700%, 09/01/2022	2,000	2,012
Berkshire Hathaway Energy
2.000%, 11/15/2018	4,470	4,496
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,390
Commonwealth Edison
4.000%, 08/01/2020	35	37
Connecticut Light & Power
5.650%, 05/01/2018	2,775	2,940
Dominion Resources
5.250%, 08/01/2033	3,531	3,764
1.600%, 08/15/2019	1,875	1,851
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,979
3.900%, 06/15/2021	190	202
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,662
Duke Energy Indiana LLC
6.350%, 08/15/2038	270	348
4.900%, 07/15/2043	210	233
Duke Energy Progress LLC
4.200%, 08/15/2045	2,995	3,000
4.100%, 05/15/2042	744	733
3.000%, 09/15/2021	3,745	3,854
2.800%, 05/15/2022	4,400	4,463
Edison International
2.950%, 03/15/2023	1,655	1,648
Electricite de France
4.950%, 10/13/2045 (A)	1,615	1,624
4.750%, 10/13/2035 (A)	720	725
2.150%, 01/22/2019 (A)	4,000	4,015
Emera US Finance
4.750%, 06/15/2046 (A)	945	929
Entergy Mississippi
2.850%, 06/01/2028	2,745	2,617
Exelon
3.950%, 06/15/2025	1,846	1,894
Florida Power & Light
5.960%, 04/01/2039	120	153
5.690%, 03/01/2040	1,621	2,019
5.125%, 06/01/2041	187	217
4.125%, 02/01/2042	2,540	2,614
Georgia Power
4.300%, 03/15/2043	3,455	3,498
1.950%, 12/01/2018	6,179	6,215
Great Plains Energy
5.292%, 06/15/2022 (D)	1,090	1,179
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,420	2,542

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kansas City Power & Light
7.150%, 04/01/2019	$3,880	$4,322
Kentucky Utilities
5.125%, 11/01/2040	250	286
MidAmerican Energy
2.400%, 03/15/2019	2,420	2,453
Monongahela Power
4.100%, 04/15/2024 (A)	2,190	2,292
NextEra Energy Capital Holdings
1.586%, 06/01/2017	890	891
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,002
Northern States Power
7.125%, 07/01/2025	3,220	4,174
Oglethorpe Power
5.375%, 11/01/2040	1,420	1,565
4.250%, 04/01/2046	1,015	967
4.200%, 12/01/2042	150	144
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,505	2,936
3.750%, 04/01/2045 (A)	2,510	2,391
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,688
3.750%, 02/15/2024	1,985	2,074
PacifiCorp
6.000%, 01/15/2039	3,815	4,851
2.950%, 06/01/2023	3,930	3,967
PECO Energy
4.800%, 10/15/2043	2,925	3,222
1.700%, 09/15/2021	900	875
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,185
Public Service of Colorado
6.250%, 09/01/2037	190	244
Public Service of Oklahoma
6.625%, 11/15/2037	900	1,131
San Diego Gas & Electric
3.600%, 09/01/2023	1,224	1,285
3.000%, 08/15/2021	2,470	2,539
South Carolina Electric & Gas
6.050%, 01/15/2038	930	1,142
5.450%, 02/01/2041	2,980	3,378
Southern California Edison
3.875%, 06/01/2021	4,895	5,206
1.845%, 02/01/2022	4,294	4,225
Southern California Gas
3.750%, 09/15/2042	155	151
Union Electric
6.700%, 02/01/2019	5,035	5,538
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,167
2.950%, 11/15/2026	435	425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xcel Energy
3.350%, 12/01/2026	$1,200	$1,199

		144,283

Total Corporate Obligations (Cost $1,304,303) ($ Thousands)		1,283,701

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
2.250%, 08/15/2046 (E)	21,360	18,076
U.S. Treasury Notes
2.000%, 11/15/2026	5,967	5,773
1.750%, 11/30/2021	320	319
1.625%, 10/31/2023	3,650	3,523
1.250%, 10/31/2021	10,505	10,204
1.000%, 11/15/2019	5,775	5,709
0.750%, 10/31/2018	1,290	1,281

Total U.S. Treasury Obligations (Cost $45,731) ($ Thousands)		44,885

MUNICIPAL BONDS — 3.1%

California — 1.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,760	2,392
Bay Area, Toll Authority, Build America Project, Ser S1-SUB, RB
6.793%, 04/01/2030	1,222	1,516
California State, Build America Project, GO
7.550%, 04/01/2039	2,985	4,436
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	500	719
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,812
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	158
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,652

		13,685

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	1,905	1,920

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	211

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Concluded)

November 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia — 0.7%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	$3,512	$4,010
6.637%, 04/01/2057	4,414	5,493

		9,503

Illinois — 0.1%
Illinois State, GO
5.100%, 06/01/2033	1,700	1,526

Kansas — 0.3%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	3,860	4,002

Kentucky — 0.1%
Kentucky State, Asset/Liability Commission, RB
3.165%, 04/01/2018	1,141	1,156

Massachusetts — 0.0%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	100	116
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	80	103

		219

New Jersey — 0.5%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.041%, 02/15/2020 (B)	4,500	4,066
New Jersey State, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,516

		7,582

New York — 0.1%
New York City, Build America Project, GO
6.271%, 12/01/2037	200	263
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	620	629
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/2046	155	174

		1,066

North Carolina — 0.1%
University of North Carolina at Chapel Hill, Ser C, RB
3.327%, 12/01/2036	2,150	2,135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	$530	$623
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	60	84
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	688

		1,395

Total Municipal Bonds (Cost $44,458) ($ Thousands)		44,189

SOVEREIGN DEBT — 2.4%
Asian Development Bank MTN
1.500%, 01/22/2020	2,330	2,320
1.000%, 08/16/2019	2,290	2,254
European Investment Bank MTN
1.875%, 03/15/2019	5,590	5,635
1.375%, 06/15/2020	2,960	2,918
1.250%, 05/15/2019	6,030	5,977
Inter-American Development Bank MTN
1.750%, 10/15/2019	3,655	3,665
International Bank for Reconstruction & Development
1.375%, 04/10/2018	5,210	5,219
International Finance MTN
1.750%, 09/04/2018	3,860	3,890
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	336
Qatar Government International Bond
4.625%, 06/02/2046 (A)	1,995	1,983
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	550	530

Total Sovereign Debt (Cost $34,907) ($ Thousands)		34,727

	Shares

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	20,547,593	20,548

Total Cash Equivalent (Cost $20,548) ($ Thousands)		20,548

Total Investments — 99.4% (Cost $1,449,947) ($ Thousands)		$1,428,050

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(225)	Mar-2017	$101
U.S. Ultra Long Treasury Bond	(53)	Mar-2017	40

			$141

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $1,436,807 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $192,804 ($ Thousands), representing 13.4% of the net assets of the Fund.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AGM — Assured Guaranty Municipal

Cl — Class

DAC — Designated Activity Company

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,283,701	$—	$1,283,701
U.S. Treasury Obligations	—	44,885	—	44,885
Municipal Bonds	—	44,189	—	44,189
Sovereign Debt	—	34,727	—	34,727
Cash Equivalent	20,548	—	—	20,548

Total Investments in Securities	$20,548	$1,407,502	$—	$1,428,050

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$141	$—	$—	$141

Total Other Financial Instruments	$141	$—	$—	$141

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	213

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 11.7%
Amazon.com*	1.5%	43,300	$32,500
Comcast, Cl A	0.8	264,300	18,371
Home Depot	0.8	135,932	17,590
McDonald’s	0.5	93,400	11,140
Starbucks	0.4	162,100	9,397
Walt Disney	0.7	162,562	16,113
Other Securities	7.0		153,256

			258,367

Consumer Staples — 8.8%
Altria Group	0.6	214,100	13,687
Coca-Cola	0.8	427,300	17,242
PepsiCo	0.7	158,262	15,842
Philip Morris International	0.7	170,600	15,061
Procter & Gamble	1.1	293,836	24,230
Wal-Mart Stores	0.5	165,955	11,688
Other Securities	4.4		96,013

			193,763

Energy — 7.2%
Chevron	1.1	207,600	23,160
Exxon Mobil	1.8	458,000	39,983
Schlumberger	0.6	152,337	12,804
Other Securities	3.7		82,069

			158,016

Financials — 13.8%
Bank of America	1.1	1,123,300	23,724
Berkshire Hathaway, Cl B*	1.5	209,700	33,015
Citigroup	0.8	319,600	18,022
JPMorgan Chase	1.5	398,800	31,972
Wells Fargo	1.2	500,000	26,460
Other Securities	7.7		170,047

			303,240

Health Care — 13.0%
AbbVie	0.5	178,200	10,835
Amgen	0.5	82,000	11,814
Bristol-Myers Squibb	0.5	182,800	10,317
Celgene*	0.5	85,700	10,156

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Gilead Sciences	0.5%	144,456	$10,646
Johnson & Johnson	1.5	302,100	33,624
Medtronic	0.5	151,355	11,050
Merck	0.8	304,200	18,614
Pfizer	1.0	667,596	21,457
UnitedHealth Group	0.7	104,700	16,576
Other Securities	6.0		132,144

			287,233

Industrials — 9.9%
3M	0.5	66,900	11,489
Boeing	0.4	63,500	9,561
General Electric	1.4	989,392	30,434
Honeywell International	0.4	84,300	9,605
Union Pacific	0.4	91,000	9,221
United Technologies	0.4	85,100	9,167
Other Securities	6.4		139,680

			219,157

Information Technology — 19.8%
Alphabet, Cl A*	1.1	32,545	25,251
Alphabet, Cl C*	1.1	32,622	24,729
Apple	3.0	594,000	65,649
Cisco Systems	0.7	553,100	16,493
Facebook, Cl A*	1.4	256,500	30,375
Intel	0.8	520,500	18,061
International Business Machines	0.7	95,658	15,518
MasterCard, Cl A	0.5	105,000	10,731
Microsoft	2.3	858,800	51,751
Oracle	0.6	329,700	13,251
QUALCOMM	0.5	163,100	11,112
Visa, Cl A	0.7	207,500	16,044
Other Securities	6.4		136,713

			435,678

Materials — 2.8%
Other Securities	2.8		60,836

Real Estate — 2.6%
Other Securities‡	2.6		58,351

Telecommunication Services — 2.4%
AT&T	1.2	677,416	26,169
Verizon Communications	1.0	448,700	22,390
Other Securities	0.2		3,648

			52,207

Utilities — 2.9%
Other Securities	2.9		64,742

Total Common Stock (Cost $1,510,875) ($ Thousands)			2,091,590

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.3%
Other Securities	0.3%		$7,372

Total Exchange Traded Fund (Cost $5,997) ($ Thousands)			7,372

RIGHTS — 0.0%
Other Securities	0.0		23

Total Rights (Cost $–) ($ Thousands)			23

Total Investments — 95.2% (Cost $1,516,872)($ Thousands)			$2,098,985

		Contracts

PURCHASED OPTION (A) — 0.3%
January 2017, EUR Put, USD Call, Expires 01/06/2017, Strike Price $1.07*	0.3	369,539,932	$7,305

Total Purchased Option (Premiums Received $2,100) ($ Thousands)			$7,305

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	(481)	Dec-2016	$(1,441)
Topix Index	835	Dec-2016	9,070

			$7,629

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/19/16-1/9/17	EUR	751,773	USD	223,643	$12,451
1/9/17	EUR	11,900	USD	12,640	(11)
1/9/17	USD	7,769	SAR	29,424	74
1/9/17	INR	176,000	USD	2,614	55
1/9/17	USD	224,882	INR	15,199,069	(3,912)
1/9/17	SAR	439,575	USD	114,298	(2,872)
1/9/17	KRW	255,561,130	USD	228,432	10,686
1/10/17	JPY	280,500	USD	2,679	210
1/10/17	JPY	592,680	USD	5,198	(18)

					$16,663

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(357,288)	$351,109	$(6,179)
Goldman Sachs	(5,784)	6,108	324
Jefferies LLC	(200,731)	211,274	10,543
JPMorgan Chase Bank	(101,484)	107,418	5,934
Morgan Stanley	(119,351)	125,249	5,898
Standard Chartered	(17,015)	17,158	143

			$16,663

For the period ended November 30, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the OTC swap agreements held by the Fund at November 30, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	1.74%	US CPI URBAN CONSUMERS NSA	8/24/2026	$17,222	$876
BNP Paribas	1.76%	US CPI URBAN CONSUMERS NSA	8/26/2026	38,102	1,862
BNP Paribas	1.76%	US CPI URBAN CONSUMERS NSA	8/25/2026	51,665	2,527

					$5,265

For the period ended November 30, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,203,796 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	For the period ended November 30, 2016, the total amount of open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

Cl — Class

CPI — Consumer Price Index

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

NSA — Not seasonally adjusted

OTC — Over the Counter

S&P — Standard & Poor’s

SAR — Saudi Riyal

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	215

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

November 30, 2016

listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,091,590	$—	$—	$2,091,590
Exchange Traded Fund	7,372	—	—	7,372
Rights	—	23	—	23

Total Investments in Securities	$2,098,962	$23	$—	$2,098,985

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$7,305	$—	$—	$7,305
Futures Contracts*
Unrealized Appreciation	9,070	—	—	9,070
Unrealized Depreciation	(1,441)	—	—	(1,441)
Forwards Contracts*
Unrealized Appreciation	—	23,476	—	23,476
Unrealized Depreciation	—	(6,813)	—	(6,813)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	5,265	—	5,265

Total Other Financial Instruments	$14,934	$21,928	$—	$36,862

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 64.5%
U.S. Treasury Bills (A)
0.456%, 12/01/2016	$	78,000	$78,000
0.456%, 04/20/2017		16,640	16,604
0.445%, 02/09/2017		28,700	28,676
U.S. Treasury Inflation-Protected Securities (B)
2.125%, 01/15/2019		26,827	28,329
1.375%, 01/15/2020		41,044	43,112
1.250%, 07/15/2020		41,283	43,559
0.625%, 07/15/2021		92,865	95,885
0.125%, 04/15/2018		7,740	7,793
0.125%, 04/15/2019		74,670	75,446
0.125%, 04/15/2020		55,902	56,406

Total U.S. Treasury Obligations (Cost $473,261) ($ Thousands)			473,810

		Shares

COMMON STOCK — 26.9%

Consumer Staples — 4.2%
Altria Group (B)		78,500	5,019
Campbell Soup		3,700	210
Clorox		3,900	451
Coca-Cola		10,400	420
CVS Health		2,300	177
Dean Foods		212,400	4,218
Dr. Pepper Snapple Group (B)		20,000	1,735
Energizer Holdings		1,400	63
Fresh Del Monte Produce		6,200	384
Ingredion		2,200	258
Medifast		8,400	328
Mondelez International, Cl A		39,500	1,629
Nu Skin Enterprises, Cl A		15,700	819
Omega Protein*		14,800	354
PepsiCo		16,000	1,602
Philip Morris International		3,700	327
Post Holdings*		8,500	649
Procter & Gamble		30,500	2,515

Description	Shares	Market Value ($ Thousands)

Sanderson Farms	7,500	$605
Sysco	43,100	2,295
Tyson Foods, Cl A (B)	63,900	3,630
Universal	14,500	798
Walgreens Boots Alliance	1,200	102
Wal-Mart Stores	35,300	2,486

		31,074

Energy — 7.9%
Antero Resources*	42,500	1,041
Atwood Oceanics	221,400	2,094
Chesapeake Energy*	9,000	63
Chevron (B)	34,470	3,846
Contango Oil & Gas*	7,600	75
DHT Holdings	312,700	1,110
Diamondback Energy*	3,100	334
Energen	6,300	391
Exxon Mobil (B)	141,000	12,309
Gener8 Maritime*	14,300	58
Hallador Energy	39,200	360
McDermott International*	145,900	1,004
Natural Gas Services Group*	1,200	34
PDC Energy*	500	37
PHI*	6,900	104
Pioneer Natural Resources	21,800	4,165
REX American Resources*	10,100	987
Rowan, Cl A	225,400	4,017
RSP Permian*	20,000	893
Schlumberger (B)	38,300	3,219
Southwestern Energy*	241,900	2,746
Tesoro (B)	49,800	4,051
Transocean (B)	376,100	4,852
Valero Energy (B)	77,600	4,777
Western Refining	134,400	4,821
Westmoreland Coal*	7,900	137

		57,525

Financials — 1.1%
Ambac Financial Group*	33,400	818
Ares Commercial Real Estate‡	3,900	53
Berkshire Hills Bancorp	4,100	139
Chimera Investment‡	119,600	2,028
Citigroup	7,800	440
Citizens Financial Group	8,900	298
Dynex Capital‡	5,600	39
Erie Indemnity, Cl A	1,600	171
Heartland Financial USA	4,500	193
MFA Financial‡	284,000	2,221
Morgan Stanley	29,100	1,204
White Mountains Insurance Group	555	465

		8,069

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	217

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)

Health Care — 6.9%
Aetna	25,300	$3,310
AMAG Pharmaceuticals*	6,000	199
Amgen (B)	27,100	3,904
Anthem	21,600	3,079
Baxter International (B)	90,800	4,029
Charles River Laboratories International*	5,600	398
Cigna	200	27
Exactech*	800	20
Express Scripts Holding*	6,500	493
Five Prime Therapeutics*	7,500	431
Gilead Sciences (B)	68,500	5,049
Healthways*	12,600	292
Humana	12,400	2,637
INC Research Holdings, Cl A*	5,300	262
Johnson & Johnson (B)	56,000	6,233
Magellan Health Services*	15,100	1,099
Merck	17,700	1,083
Mettler Toledo International*	7,460	3,074
PDL BioPharma	241,200	528
Pfizer	59,900	1,925
Quintiles IMS Holdings*	5,700	438
United Therapeutics*	29,800	3,743
UnitedHealth Group	15,400	2,438
Waters*	11,700	1,575
WellCare Health Plans*	31,300	4,289

		50,555

Industrials — 0.9%
Argan	12,000	726
Greenbrier	78,025	3,027
Hawaiian Holdings*,(B)	26,900	1,381
Heritage-Crystal Clean*	2,900	47
Insteel Industries	4,700	186
Manpowergroup	400	34
United Continental Holdings*	16,500	1,138
Universal Forest Products	700	70

		6,609

Information Technology — 2.9%
Accenture, Cl A	19,900	2,377
EarthLink Holdings	65,700	347
Electronic Arts*	13,300	1,054
Hackett Group	22,500	400
International Business Machines (B)	31,300	5,077
Leidos Holdings	55,600	2,847
Microsoft	47,900	2,886
NeuStar, Cl A*	84,600	2,052
Symantec (B)	163,900	3,997
Xerox	7,300	68

Description		Shares	Market Value ($ Thousands)

Zix*		24,700	$110

			21,215

Real Estate — 1.8%
Altisource Portfolio Solutions*		72,100	1,942
AV Homes*		1,600	25
CorEnergy Infrastructure Trust‡		5,200	170
CoreSite Realty‡		13,300	938
DuPont Fabros Technology‡		39,400	1,602
Equity Commonwealth*‡		54,800	1,594
Equity LifeStyle Properties‡		6,600	458
Equity Residential‡		17,600	1,056
Gaming and Leisure Properties‡		52,200	1,593
Hudson Pacific Properties‡		1,000	35
Macerich‡		14,300	971
Monmouth Real Estate Investment, Cl A‡		4,300	60
PS Business Parks‡		5,600	626
Public Storage‡		1,700	356
Retail Opportunity Investments‡		19,100	394
RMR Group		3,100	129
Ryman Hospitality Properties‡		20,800	1,225
Simon Property Group‡		1,400	251

			13,425

Telecommunication Services — 0.7%
AT&T		16,200	626
FairPoint Communications*		31,600	526
IDT, Cl B		17,300	366
Telephone & Data Systems		83,400	2,246
Verizon Communications		19,000	948

			4,712

Utilities — 0.5%
Exelon		26,100	848
FirstEnergy		25,200	789
MDU Resources Group		40,700	1,132
NiSource		51,600	1,132

			3,901

Total Common Stock (Cost $177,879) ($ Thousands)			197,085

		Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES — 7.1%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC CMO, Ser 2007-3311, Cl IE, IO
5.872%, 05/15/2037 (C)	$	1,863	358
FHLMC CMO, Ser 2016-4593, Cl SA, IO
5.462%, 06/15/2046 (C)		2,181	492

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through
Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$	796	$795
FNMA CMO, Ser 2011-15, Cl SA, IO
6.476%, 03/25/2041 (C)		2,041	460
FNMA CMO, Ser 2015-33, Cl AI, IO
5.000%, 06/25/2045		2,632	512
FNMA CMO, Ser 2015-66, Cl AS, IO
5.666%, 09/25/2045 (C)		2,493	447
FNMA CMO, Ser 2016-11, Cl SG, IO
5.566%, 03/25/2046 (C)		2,691	478
FNMA CMO, Ser 2016-22, Cl ST, IO
5.516%, 04/25/2046 (C)		2,659	461
FNMA CMO, Ser 2016-79, Cl JS, IO
5.466%, 11/25/2046 (C)		1,977	424
GNMA CMO, Ser 2016-108, Cl SA, IO
5.538%, 08/20/2046 (C)		2,507	501
GNMA CMO, Ser 2016-108, Cl SM, IO
5.538%, 08/20/2046 (C)		2,125	540

			5,468

Non-Agency Mortgage-Backed Obligations — 6.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035		107	98
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035		257	219
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036		167	153
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036		440	377
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036		309	254
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036		182	141
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036		249	218
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)		78	79
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)		88	88
Bellemeade Re II, Ser 2016-1A, Cl M2B
7.034%, 04/25/2026 (C) (D)		311	316
Bellemeade Re, Ser 2015-1A, Cl M1
3.034%, 07/25/2025 (C) (D)		55	55
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (D)		905	919
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl C
4.488%, 11/15/2021 (C) (D)		214	216

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CGRBS Commercial Mortgage Trust, Ser 2013- VN05, Cl A
3.187%, 03/13/2035 (D)	$	285	$293
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037		141	117
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036		233	199
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036		121	103
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl D
4.876%, 09/10/2045 (C) (D)		541	496
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.456%, 04/10/2046 (C) (D)		560	499
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048		779	780
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%, 05/10/2049		750	749
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (D)		1,122	1,107
Commercial Mortgage Loan Trust, Ser 2008- LS1, Cl A1A
6.093%, 12/10/2049 (C)		1,146	1,178
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039		246	246
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2007-HYB2, Cl 3A1
2.995%, 02/25/2047 (C)		139	115
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.690%, 06/15/2039 (C)		461	468
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D
5.125%, 10/15/2018		215	215
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.691%, 08/15/2048		641	668
CSMC Series, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (D)		453	373
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.758%, 05/15/2046 (C)		135	136
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.724%, 12/25/2036 (C)		277	173

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	219

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.784%, 11/25/2023 (C)	$	785	$828
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.534%, 08/25/2024 (C)		890	921
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.084%, 10/25/2024 (C)		250	265
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.334%, 10/25/2024 (C)		650	695
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.834%, 10/25/2027 (C)		265	273
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.134%, 12/25/2027 (C)		1,067	1,080
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.234%, 04/25/2028 (C)		292	305
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.734%, 03/25/2025 (C)		397	399
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.184%, 03/25/2028 (C)		828	840
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.334%, 05/25/2028 (C)		280	294
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.334%, 05/25/2028 (C)		311	317
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.975%, 07/25/2028 (C)		350	381
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.184%, 10/25/2028 (C)		318	329
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
4.392%, 03/25/2029 (C)		296	291
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.884%, 09/25/2028 (C)		676	758
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036		106	86
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.784%, 07/25/2024 (C)		114	114

Description		Face Amount (Thousands)	Market Value ($ Thousands)
FNMA Connecticut Avenue Securities, Ser 2014- C04, Cl 2M2
5.534%, 11/25/2024 (C)	$	205	$220
FNMA Connecticut Avenue Securities, Ser 2014- C04, Cl 1M2
5.434%, 11/25/2024 (C)		533	577
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
5.084%, 02/25/2025 (C)		539	559
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.834%, 02/25/2025 (C)		415	431
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.534%, 05/25/2025 (C)		465	480
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.534%, 05/25/2025 (C)		674	697
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
2.034%, 07/25/2025 (C)		131	131
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.534%, 07/25/2025 (C)		737	782
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.534%, 07/25/2025 (C)		718	765
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (C)		218	236
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.084%, 04/25/2028 (C)		750	811
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.484%, 08/25/2028 (C)		495	558
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.284%, 08/25/2028 (C)		658	739
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.534%, 09/25/2028 (C)		565	618
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.434%, 10/25/2028 (C)		459	496
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2
5.834%, 10/25/2028 (C)		92	98
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
5.042%, 01/25/2029 (C)		244	247

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.842%, 04/25/2029 (C)	$	476	$479
GS Mortgage Securites Trust, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (C)		176	171
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.794%, 08/10/2045 (C)		552	557
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (C) (D)		1,485	1,491
GS Mortgage Securities Trust, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)		251	255
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.110%, 01/10/2047 (C) (D)		631	513
GS Mortgage Securities Trust, Ser GC6, Cl D
5.843%, 01/10/2045 (C) (D)		483	467
H/2 Asset Funding, Ser 2015-1A
2.102%, 06/24/2049		691	684
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.034%, 03/25/2035 (C)		114	96
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048		592	619
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (C)		585	536
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (C) (D)		163	162
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047		364	363
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.715%, 02/12/2049 (C)		100	101
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.040%, 02/15/2051 (C)		75	77
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049		646	649
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.458%, 06/15/2029 (C) (D)		923	921
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.235%, 07/15/2036 (C) (D)		913	920
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037		204	180

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2006- C6, Cl AJ
5.452%, 09/15/2039 (C)	$	272	$253
LB-UBS Commercial Mortgage Trust, Ser 2007- C1, Cl AM
5.455%, 02/15/2040		305	306
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (D)		430	430
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (C) (D)		728	730
LSTAR Commercial Mortgage Trust, Ser 4, Cl A2
2.579%, 03/10/2049 (D)		642	626
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (C)		17	17
ML-CFC Commercial Mortgage Trust, Ser 2007- 9, Cl A4
5.700%, 09/12/2049		255	261
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056		369	373
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.405%, 08/15/2026 (C) (D)		151	151
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.485%, 11/15/2026 (C) (D)		151	152
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (D)		594	496
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.238%, 05/26/2037 (C) (D)		555	412
Resource Capital, Ser 2014-CRE2, Cl A
1.605%, 04/15/2032 (C) (D)		206	204
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A4
3.055%, 10/10/2048		443	433
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
1.744%, 11/15/2027 (C)(D)		1,220	1,208
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049		98	101
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045		194	197
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
6.064%, 01/10/2045 (C) (D)		239	255

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	221

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust Series, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (C)	$	38	$38
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.471%, 12/15/2047 (C)		527	503
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.437%, 12/15/2059 (C)		370	346
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.452%, 11/15/2049		620	594
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.034%, 11/25/2025 (C) (D)		122	122
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.784%, 11/25/2025 (C) (D)		432	433
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037		136	134
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.801%, 11/15/2045 (C) (D)		354	337
WFRBS Commercial Mortgage Trust, Ser 2013- C14, Cl A5
3.337%, 06/15/2046		280	289
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047		549	563

			46,874

Total Mortgage-Backed Securities (Cost $52,275) ($ Thousands)			52,342

CORPORATE OBLIGATIONS — 6.4%

Consumer Discretionary — 0.9%
Adient Global Holdings
4.875%, 08/15/2026 (D)		372	357
CBS
5.750%, 04/15/2020		145	160
3.500%, 01/15/2025		625	618
CSC Holdings LLC
6.750%, 11/15/2021		125	131
Dana Holdings
6.000%, 09/15/2023		91	95
Discovery Communications LLC
3.450%, 03/15/2025		338	324
Ford Motor Credit LLC
5.875%, 08/02/2021		200	221
4.375%, 08/06/2023		260	267

Description		Face Amount (Thousands)	Market Value ($ Thousands)

2.597%, 11/04/2019	$	346	$346
General Motors
3.500%, 10/02/2018		365	371
Hanesbrands
4.625%, 05/15/2024 (D)		227	226
International Game Technology
6.500%, 02/15/2025 (D)		530	563
KB Home
4.750%, 05/15/2019		294	298
Kohl’s
5.550%, 07/17/2045		485	456
Newell Brands
3.850%, 04/01/2023		269	276
3.150%, 04/01/2021		915	931
Time Warner
4.700%, 01/15/2021		130	140
Time Warner Cable LLC
4.500%, 09/15/2042		245	216
4.125%, 02/15/2021		65	67
Viacom
4.375%, 03/15/2043		388	341

			6,404

Consumer Staples — 0.1%
Lamb Weston Holdings
4.875%, 11/01/2026 (D)		94	93
4.625%, 11/01/2024 (D)		94	94
Walgreens Boots Alliance
3.800%, 11/18/2024		588	598

			785

Energy — 0.9%
Cenovus Energy
3.000%, 08/15/2022		36	34
Diamond Offshore Drilling
4.875%, 11/01/2043		301	210
Energy Transfer Partners
5.200%, 02/01/2022		465	499
4.650%, 06/01/2021		85	89
EnLink Midstream Partners
5.050%, 04/01/2045		371	314
Enterprise Products Operating LLC
5.200%, 09/01/2020		110	120
3.700%, 02/15/2026		810	799
Hess
4.300%, 04/01/2027		653	620
Kinder Morgan Energy Partners
4.150%, 03/01/2022		48	49
Marathon Petroleum
5.125%, 03/01/2021		47	51
Noble Energy
8.250%, 03/01/2019		174	195

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

4.150%, 12/15/2021	$	340	$352
3.900%, 11/15/2024		463	460
Plains All American Pipeline
3.600%, 11/01/2024		660	621
Regency Energy Partners
4.500%, 11/01/2023		72	73
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (D)		486	480
Schlumberger Holdings
3.000%, 12/21/2020 (D)		880	897
SM Energy
6.500%, 01/01/2023		35	35
Ultrapar International
5.250%, 10/06/2026 (D)		376	370
Valero Energy
6.125%, 02/01/2020		149	165
Williams Partners
3.900%, 01/15/2025		176	169

			6,602

Financials — 1.4%
American International Group
4.875%, 06/01/2022		410	447
Bank of America
6.500%, 12/31/2049 (C)		233	243
Citigroup
3.875%, 03/26/2025		680	676
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	433
Credit Agricole
4.375%, 03/17/2025 (D)		366	359
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023		810	795
Goldman Sachs Group MTN
2.537%, 11/29/2023 (C)		660	672
Goldman Sachs Group
2.350%, 11/15/2027		621	604
Hartford Financial Services Group
5.500%, 03/30/2020		13	14
HSBC Finance
6.676%, 01/15/2021		60	67
JPMorgan Chase MTN
2.295%, 08/15/2021		375	368
JPMorgan Chase
6.400%, 05/15/2038		40	51
Lincoln National
4.200%, 03/15/2022		110	117
Lloyds Banking Group
4.650%, 03/24/2026		364	363
3.100%, 07/06/2021		730	737
MetLife
5.700%, 06/15/2035		65	76

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
5.500%, 07/28/2021	$	168	$187
4.750%, 03/22/2017		40	40
MTN Maurtitius Investments
5.373%, 02/13/2022		376	371
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)		18	18
Nationwide Building Society
4.000%, 09/14/2026 (D)		935	874
Nationwide Financial Services
5.375%, 03/25/2021 (D)		320	349
Navient MTN
7.250%, 01/25/2022		15	16
Navient
6.625%, 07/26/2021		560	585
PNC Bank
3.800%, 07/25/2023		460	477
Royal Bank of Scotland Group
8.625%, 12/31/2049 (C)		560	551
Santander Issuances
5.179%, 11/19/2025		400	395
Societe Generale
4.250%, 08/19/2026 (D)		375	358

			10,243

Health Care — 0.9%
AbbVie
3.600%, 05/14/2025		479	473
Actavis Funding SCS
3.850%, 06/15/2024		241	244
3.800%, 03/15/2025		846	852
Baxalta
3.600%, 06/23/2022		745	755
Celgene
3.875%, 08/15/2025		530	539
HCA
5.250%, 06/15/2026		70	70
4.500%, 02/15/2027		55	52
Laboratory Corp of America Holdings
3.600%, 02/01/2025		285	284
Medtronic
3.500%, 03/15/2025		920	944
Mylan
3.950%, 06/15/2026		226	212
Perrigo Finance Unlimited
3.900%, 12/15/2024		320	312
3.500%, 12/15/2021		217	220
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026		461	425
2.800%, 07/21/2023		691	652

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	223

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International
6.125%, 04/15/2025 (D)	$	415	$307

			6,341

Industrials — 0.2%
AerCap Aviation Solutions
6.375%, 05/30/2017		355	363
Allison Transmission
5.000%, 10/01/2024 (D)		216	218
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (D)		320	295
General Electric
5.000%, 12/29/2049 (C)		200	204
International Lease Finance
5.875%, 04/01/2019		249	265
SPX FLOW
5.875%, 08/15/2026 (D)		124	121
5.625%, 08/15/2024 (D)		124	122

			1,588

Information Technology — 0.6%
Diamond 1 Finance
7.125%, 06/15/2024 (D)		379	414
4.420%, 06/15/2021 (D)		935	962
Fidelity National Information Services
5.000%, 10/15/2025		3	3
3.500%, 04/15/2023		126	128
Intel
4.800%, 10/01/2041		95	104
KLA-Tencor
4.650%, 11/01/2024		691	729
Lam Research
2.800%, 06/15/2021		437	434
Micron Technology
7.500%, 09/15/2023 (D)		234	259
Seagate HDD Cayman
4.750%, 01/01/2025		343	320
Total System Services
2.375%, 06/01/2018		90	90
Western Digital
7.375%, 04/01/2023 (D)		517	558

			4,001

Materials — 0.2%
Barrick Gold
4.100%, 05/01/2023		49	51
Dow Chemical
4.250%, 11/15/2020		41	43
International Paper
4.750%, 02/15/2022		305	330

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LyondellBasell Industries
5.750%, 04/15/2024	$	1,125	$1,278

			1,702

Real Estate — 0.1%
Healthcare Realty Trust
5.750%, 01/15/2021		320	353
Host Hotels & Resorts
5.250%, 03/15/2022		70	76
3.750%, 10/15/2023		13	13
Welltower
4.000%, 06/01/2025		565	578

			1,020

Telecommunication Services — 0.9%
AT&T
4.750%, 05/15/2046		148	138
4.600%, 02/15/2021		60	64
3.800%, 03/15/2022		110	112
3.400%, 05/15/2025		280	269
3.000%, 02/15/2022		485	481
CenturyLink
7.500%, 04/01/2024		247	255
6.450%, 06/15/2021		270	279
Cox Communications
2.950%, 06/30/2023 (D)		173	162
RELX Capital
8.625%, 01/15/2019		455	513
SBA Tower Trust
3.156%, 10/15/2020 (D)		753	770
Sprint Capital
6.900%, 05/01/2019		1,070	1,116
Sprint Spectrum LLC
3.360%, 09/20/2021 (D)		395	396
Verizon Communications
4.600%, 04/01/2021		850	913
3.850%, 11/01/2042		323	279
3.500%, 11/01/2024		611	615
Ziggo Secured Finance
5.500%, 01/15/2027 (D)		565	542

			6,904

Utilities — 0.2%
Berkshire Hathaway Energy
6.125%, 04/01/2036		275	342
CMS Energy
5.050%, 03/15/2022		52	57
Constellation Energy Group
5.150%, 12/01/2020		26	28
Entergy
4.000%, 07/15/2022		648	680

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Exelon Generation LLC
4.250%, 06/15/2022	$	360	$375
Pacific Gas & Electric
4.500%, 12/15/2041		65	68

			1,550

Total Corporate Obligations (Cost $47,175) ($ Thousands)			47,140

SOVEREIGN DEBT — 4.4%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	4,890	1,440
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2027		6,340	1,686
Japan Treasury Discount Bill
0.000%, 02/27/2017 (A)	JPY	3,240,000	28,453
Qatar Government International Bond
2.375%, 06/02/2021 (D)	$	652	643
United Mexican States MTN
5.950%, 03/19/2019		94	102

Total Sovereign Debt (Cost $33,305) ($ Thousands)			32,324

ASSET-BACKED SECURITIES — 3.4%

Automotive — 1.8%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019		364	365
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (D)		36	36
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (D)		710	720
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (D)		438	440
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (D)		748	748
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019		722	723
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019		502	501
Capital Auto Receivables Asset Trust, Ser 2014- 1, Cl B
2.220%, 01/22/2019		160	160
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (D)		177	176

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (D)	$69	$69
Drive Auto Receivables Trust, Ser 2016-BA, Cl A2
1.380%, 08/15/2018 (D)	502	502
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (D)	28	28
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (D)	408	408
Exeter Automobile Receivables Trust, Ser 2016- 1A, Cl D
8.200%, 02/15/2023 (D)	280	295
Exeter Automobile Receivables Trust, Ser 2016- 3A, Cl A
1.840%, 11/16/2020 (D)	382	382
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (D)	615	614
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (D)	365	384
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (D)	375	371
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	88	88
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (D)	640	648
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.105%, 01/15/2022 (C)	741	744
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	218	218
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	748	748
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.079%, 12/10/2027 (C) (D)	172	172
Hertz Vehicle Financing II LP, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (D)	542	537
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (D)	395	388
Hertz Vehicle Financing LLC, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (D)	352	350
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (D)	6	6
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	343	344

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	225

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (D)	$746	$746
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (D)	750	758
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	40	40
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	402	402
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (D)	133	133

		13,244

Credit Cards — 0.3%
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.885%, 03/16/2020 (C)	500	500
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,109
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	247	249
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.018%, 02/15/2022 (C)	424	425

		2,444

Other Asset-Backed Securities — 1.3%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,051
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	789
BMW Floorplan Master Owner Trust, Ser 2015- 1A, Cl A
1.035%, 07/15/2020 (C) (D)	1,062	1,064
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (D)	293	297
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	523
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (D)	258	258

Description		Face Amount (Thousands)	Market Value ($ Thousands)
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (D)		$184	$184
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019		770	770
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.906%, 07/20/2019 (C)		481	481
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.026%, 01/20/2020 (C)		683	684
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (D)		294	294
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (D)		481	481
Sofi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (D)		557	556
Taco Bell Funding LLC, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (D)		557	551
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.876%, 07/22/2019 (C) (D)		350	349
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (D)		742	743

			9,075

Total Asset-Backed Securities (Cost $24,698) ($ Thousands)			24,763

FOREIGN BONDS — 1.7%
ABN AMRO Bank
4.750%, 07/28/2025 (D)		200	202
Barclays Bank PLC
7.750%, 04/10/2023 (C)		321	332
6.860%, 09/29/2049 (C) (D)		106	122
6.625%, 03/30/2022	EUR	75	96
3.650%, 03/16/2025		$235	224
Basell Finance
8.100%, 03/15/2027 (D)		70	90
BNP Paribas MTN
2.250%, 01/11/2027	EUR	340	341
Cenovus Energy
5.700%, 10/15/2019		$178	189
Credit Agricole
8.125%, 12/31/2049 (C) (D)		210	217
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025		375	360

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)
Ecopetrol
5.875%, 05/28/2045	$	252	$206
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (D)		296	311
Grupo Bimbo
3.875%, 06/27/2024 (D)		553	548
International Game Technology
6.250%, 02/15/2022 (D)		380	404
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)		583	519
Israel Electric
5.000%, 11/12/2024 (D)		581	597
Korea National Oil
3.125%, 04/03/2017 (D)		200	201
Lloyds Banking Group
7.500%, 12/01/2099 (C)		371	378
MCE Finance
5.000%, 02/15/2021 (D)		250	251
Minerva Luxembourg
6.500%, 09/20/2026 (D)		233	219
Minsur
6.250%, 02/07/2024 (D)		320	329
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (D)		631	662
NOVA Chemicals
5.250%, 08/01/2023 (D)		339	340
Numericable Group
5.375%, 05/15/2022 (D)	EUR	223	246
Odebrecht Finance
7.125%, 06/26/2042 (D)	$	571	308
5.250%, 06/27/2029 (D)		369	203
Petrobras International Finance
5.750%, 01/20/2020		702	704
Petroleos Mexicanos MTN
4.625%, 09/21/2023 (D)		760	713
Rogers Communications
4.000%, 06/06/2022	CAD	20	16
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (C)	$	10	10
Royal Bank of Scotland Group
7.640%, 09/29/2017 (C)		300	276
7.500%, 12/29/2049 (C)		350	316
Santander UK
5.000%, 11/07/2023 (D)		555	560
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (D)		280	272
Societe Generale
5.922%, 04/05/2017 (C) (D)		100	99
Standard Chartered
6.409%, 01/30/2049 (C) (D)		400	312
UBS Group Funding Jersey
4.125%, 09/24/2025 (D)		486	490

Description		Face Amount (Thousands)	Market Value ($ Thousands)
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D) (F)	$	500	$35
Wind Acquisition Finance
4.750%, 07/15/2020 (D)		360	360
Yamana
4.950%, 07/15/2024		359	352

Total Foreign Bonds (Cost $13,098) ($ Thousands)			12,410

		Shares

FOREIGN COMMON STOCK — 0.5%

Puerto Rico — 0.5%
Popular		89,900	3,655

Total Foreign Common Stock (Cost $2,162) ($ Thousands)			3,655

Total Investments — 114.9% (Cost $823,853) ($ Thousands)			$843,529

COMMON STOCK SOLD SHORT— (13.4)%

Consumer Discretionary — (6.9)%
1-800-Flowers.com, Cl A*		(22,700)	(239)
Amazon.com*		(170)	(128)
America’s Car-Mart*		(8,700)	(396)
Arctic Cat		(32,600)	(497)
Ascena Retail Group*		(389,400)	(2,352)
Ascent Capital Group, Cl A*		(10,900)	(197)
Beazer Homes USA*		(115,600)	(1,558)
Boot Barn Holdings*		(6,500)	(103)
BorgWarner		(72,400)	(2,577)
Bridgepoint Education*		(7,800)	(79)
Carmax*		(51,200)	(2,959)
Cherokee*		(5,100)	(53)
Chipotle Mexican Grill, Cl A*		(7,939)	(3,146)
ClubCorp Holdings		(26,000)	(338)
Crocs*		(142,000)	(994)
Del Frisco’s Restaurant Group*		(11,500)	(198)
Delphi Automotive		(3,200)	(205)
Destination XL Group*		(9,000)	(37)
Dollar Tree*		(9,700)	(855)
EW Scripps, Cl A*		(59,500)	(1,019)
Federal-Mogul Holdings, Cl A*		(6,600)	(63)
Fiesta Restaurant Group*		(42,200)	(1,209)
Fox Factory Holding*		(13,500)	(339)
Fred’s, Cl A		(43,200)	(432)
Gaia, Cl A*		(2,900)	(25)
Gentherm*		(25,900)	(825)
G-III Apparel Group*		(33,700)	(915)
Global Eagle Entertainment*		(35,700)	(229)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	227

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Gray Television*	(35,200)	$(356)
Groupon, Cl A*	(172,300)	(684)
H&R Block	(16,000)	(355)
Hanesbrands	(107,200)	(2,490)
Harley-Davidson	(72,100)	(4,390)
Horizon Global*	(2,400)	(55)
Houghton Mifflin Harcourt*	(88,900)	(982)
Kate Spade*	(79,100)	(1,175)
Kona Grill*	(15,900)	(196)
La Quinta Holdings*	(12,400)	(151)
Liberty Global, Cl A*	(29,600)	(927)
Liberty Global LiLAC*	(15,421)	(333)
Liberty Interactive, Cl A*	(29,400)	(609)
Madison Square Garden, Cl A*	—	—
Monro Muffler	(3,500)	(209)
Motorcar Parts & Accessories*	(26,300)	(643)
Nautilus*	(37,200)	(640)
NetFlix*	(33,800)	(3,955)
New Home*	(10,200)	(118)
Newell Brands	—	—
Norwegian Cruise Line Holdings*	(10,600)	(422)
Penn National Gaming*	(63,400)	(842)
Pinnacle Entertainment*	(35,900)	(489)
Ruby Tuesday*	(109,300)	(330)
Signet Jewelers	(12,500)	(1,141)
Skechers U.S.A., Cl A*	(31,600)	(720)
Sonic	(2,800)	(73)
Sotheby’s	(20,900)	(816)
Taylor Morrison Home, Cl A*	(24,900)	(493)
Time	(144,700)	(2,344)
TripAdvisor*	(35,800)	(1,728)
Tuesday Morning*	(52,900)	(246)
Vince Holding*	(18,200)	(77)
William Lyon Homes, Cl A*	(20,700)	(410)
Zagg*	(15,700)	(104)

		(50,470)

Financials — (0.6)%
eHealth*	(15,700)	(159)
First NBC Bank Holding*	(31,000)	(219)
Genworth Financial, Cl A*	(29,700)	(127)
Greenlight Capital Re, Cl A*	(17,500)	(398)
Home BancShares	(15,600)	(404)
OneMain Holdings, Cl A*	(26,500)	(540)
PHH*	(70,900)	(1,030)
Safeguard Scientifics*	(4,800)	(56)
TFS Financial	(40,900)	(762)
Yadkin Financial	(15,100)	(495)

		(4,190)

Description	Shares	Market Value ($ Thousands)

Industrials — (1.4)%
Acacia Research	(27,889)	$(192)
Aerovironment*	(12,900)	(365)
Builders FirstSource*	(100,500)	(1,112)
CDI	(13,000)	(94)
Celadon Group	(8,600)	(69)
Chart Industries*	(21,900)	(779)
DXP Enterprises*	(37,700)	(1,270)
Engility Holdings*	(9,300)	(337)
Hertz Global Holdings*	(9,000)	(227)
Kirby*	(2,700)	(171)
KLX*	(10,500)	(409)
Kratos Defense & Security Solutions*	(8,500)	(62)
LB Foster, Cl A	(7,700)	(94)
LMI Aerospace*	(3,700)	(34)
MRC Global*	(53,400)	(1,075)
NN	(5,600)	(95)
Northwest Pipe*	(4,500)	(79)
NOW*	(36,600)	(788)
Sparton*	(3,400)	(83)
SPX*	(3,300)	(81)
SPX FLOW*	(17,200)	(539)
Team*	(1,400)	(48)
Triumph Group	(49,900)	(1,387)
Twin Disc	(2,400)	(35)
Wesco Aircraft Holdings*	(35,600)	(525)
YRC Worldwide*	(23,600)	(299)

		(10,249)

Information Technology — (2.7)%
Advanced Micro Devices*	(154,300)	(1,375)
Apple	(9,100)	(1,006)
Applied Micro Circuits*	(81,800)	(716)
Black Box	(8,100)	(124)
Brocade Communications Systems	(1)	—
CalAmp*	(22,900)	(333)
Calix*	(25,300)	(191)
Cray*	(18,100)	(349)
CUI Global*	(8,200)	(50)
Cypress Semiconductor	(363,800)	(4,093)
Electro Scientific Industries*	(21,400)	(111)
FormFactor*	(12,900)	(145)
Harmonic*	(119,100)	(554)
Immersion*	(44,600)	(459)
Infinera*	(449,600)	(3,822)
Lattice Semiconductor*	(247,000)	(1,731)
MACOM Technology Solutions Holdings*	(9,900)	(493)
Microchip Technology	(1)	—
PDF Solutions*	(2,800)	(66)
ShoreTel*	(24,700)	(173)
Sonus Networks*	(40,000)	(241)
Veeco Instruments*	(29,500)	(786)

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Description	Shares	Market Value ($ Thousands)
VeriFone Systems*	(119,400)	$(2,017)
ViaSat*	(14,000)	(998)
Western Digital	—	—
Zebra Technologies, Cl A*	(2,900)	(229)

		(20,062)

Materials — (1.8)%
A. Schulman	(9,700)	(323)
Balchem	(2,100)	(168)
Century Aluminum*	(343,600)	(3,168)
CF Industries Holdings	(135,800)	(3,930)
Freeport-McMoRan, Cl B	(240,400)	(3,690)
Olin	(25,900)	(673)
Real Industry*	(13,300)	(78)
TimkenSteel*	(80,600)	(1,273)

		(13,303)

Real Estate — 0.0%
Forestar Group*	(29,000)	(388)
Kennedy-Wilson Holdings	(4,300)	(92)

		(480)

Total Common Stock Sold Short (Proceeds $95,338) ($ Thousands)		(98,754)

Total Investments Sold Short — (13.4)% (Proceeds $95,338) ($ Thousands)		$(98,754)

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Coffee	36	Mar-2017	$(99)
Copper	109	Mar-2017	456
Corn	(114)	Dec-2017	16
Corn	422	Mar-2017	(150)
Cotton No. 2	(41)	Jul-2017	—
Cotton No. 2	63	Mar-2017	71
Crude Oil	303	Jan-2017	29
Gasoline	19	Mar-2017	(11)
Gold	113	Feb-2017	(1,054)
Heating Oil	101	Jan-2017	(126)
ICE Brent Crude	45	Dec-2017	42
ICE Brent Crude	260	Feb-2017	890
Lean Hogs	20	Feb-2017	12
Live Cattle	120	Mar-2017	274
LME Aluminum	56	Jan-2017	34
LME Nickel	109	Jan-2017	294
LME Zinc	97	Jan-2017	868
MSCI EAFE Index E-MINI	(125)	Dec-2016	418
Natural Gas	443	Jan-2017	(605)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Natural Gas	112	Feb-2017	$93
Platinum	31	Jan-2017	(121)
RBOB Gasoline	69	Dec-2016	18
S&P 500 Index E-MINI	(103)	Dec-2016	(249)
Silver	44	Mar-2017	(392)
Soybean	101	Jan-2017	174
Soybean	41	May-2017	(4)
Soybean	(43)	Nov-2017	2
Soybean Meal	177	Jan-2017	245
Soybean Oil	124	Jan-2017	110
Sugar No. 11	(148)	Jul-2017	(129)
Sugar No. 11	583	May-2017	(457)
U.S. 10-Year Treasury Note	(114)	Mar-2017	43
U.S. 2-Year Treasury Note	(82)	Apr-2017	18
U.S. 5-Year Treasury Note	62	Mar-2017	(20)
U.S. Ultra Long Treasury Bond	10	Mar-2017	(3)
Wheat	111	Mar-2017	(106)
Wheat	260	Mar-2017	(313)

			$268

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/2/16	BRL	6,661	USD	2,079	$110
1/4/17	BRL	11,796	USD	3,057	(394)
12/8/16	TWD	41,452	USD	1,291	(9)
12/9/16-1/23/17	JPY	3,244,004	USD	31,091	2,599
12/14/16	SGD	5,079	USD	3,730	183
12/15/16	USD	1,285	IDR	17,426,293	(3)
12/15/16	USD	1,697	INR	114,914	(22)
12/15/16	INR	113,889	USD	1,690	29
12/15/16	KRW	1,523,001	USD	1,288	(13)
12/29/16	USD	1,110	COP	3,501,727	30
1/19/17	AUD	2,734	USD	2,067	50
1/20/17	GBP	106	USD	133	—
1/25/17	EUR	766	USD	836	21
2/3/17	USD	1,886	CAD	2,530	(2)
2/3/17	CAD	9,752	USD	7,302	43

					$2,622

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2016

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(3,470)	$3,490	$20
BNP Paribas	(2,700)	2,719	19
Brown Brothers Harriman	(376)	385	9
Citigroup	(19,568)	21,162	1,594
Goldman Sachs	(2,504)	2,161	(343)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
HSBC	$(11,809)	$11,821	$12
JPMorgan Chase Bank	(821)	835	14
Morgan Stanley	(968)	1,034	66
RBC	(1,110)	1,140	30
Standard Chartered	(14,595)	15,796	1,201

			$2,622

For the period ended November 30, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank, N.A.	3-Month NZD - BBR	2.47%	07/28/2026	$5,160	$(213)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/2035	3,600	(99)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/2034	1,650	214
Morgan Stanley	1.67%	3-Month USD - LIBOR	11/09/2026	1,230	59
Morgan Stanley	6-Month NOK - NIBOR	1.66%	11/09/2026	17,865	(54)
Morgan Stanley	1.66%	3-Month USD - LIBOR	11/08/2026	1,230	60
Morgan Stanley	6-Month NOK - NIBOR	1.67%	11/08/2026	17,865	(53)
Morgan Stanley	6-Month NOK - NIBOR	1.67%	11/07/2026	24,860	(73)
Morgan Stanley	1.68%	3-Month USD - LIBOR	11/07/2026	1,640	77
Morgan Stanley	0.96%	6-Month NOK - BBR	08/01/2026	49,660	31
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/2025	1,833	(33)
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/2025	1,240	(46)
Morgan Stanley	2.31%	3-Month USD - LIBOR	05/18/2025	2,880	(41)
Morgan Stanley	1.99%	3-Month USD - LIBOR	04/21/2025	2,040	20
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/2024	2,470	116
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/2024	1,710	87
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/2024	2,130	(110)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/2024	3,360	(164)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/2024	1,630	64
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/2024	4,050	(161)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/2024	2,770	(151)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/2024	1,780	(117)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/2024	1,990	(146)
Morgan Stanley	1.26%	3-Month USD - LIBOR	08/31/2021	7,710	165
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/2021	1,680	(49)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/2020	7,270	(47)
Morgan Stanley	1.57%	3-Month USD - LIBOR	04/01/2020	5,370	(4)
Morgan Stanley	6-Month NOK - BBR	1.08%	08/11/2018	55,170	23
Morgan Stanley	1.01%	6-Month NOK - BBR	08/04/2018	12,870	7
Morgan Stanley	0.95%	6-Month NOK - NIBOR	05/12/2018	220,160	(13)
Morgan Stanley	0.81%	3-Month USD - LIBOR	05/18/2017	15,030	11
UBS	1.49%	3-Month USD - LIBOR	10/04/2026	7,010	460

					$(180)

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

A list of the open OTC swap agreements held by the Fund at November 30, 2016 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD - LIBOR	02/21/2017	$500	$(2)
Credit Suisse	3-Month USD - LIBOR	2.09%	03/12/2022	250	5
Morgan Stanley	2.80%	3 Month USD - LIBOR	03/06/2042	330	(25)
Morgan Stanley	2.81%	3 Month USD - LIBOR	02/21/2042	450	(35)

					$(57)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/2017	$(200)	$4
Citibank	Advanced Micro Devices	BUY	5.00%	03/20/2019	300	(42)
Citibank	Sprint Communications	BUY	5.00%	06/20/2019	499	(16)
Citibank	Sprint Communications	BUY	5.00%	06/20/2019	571	(18)
Credit Suisse	CMBX-BBB-316311	SELL	3.00%	05/11/2063	(552)	(3)
Credit Suisse	CMBX-BBB-331911	SELL	3.00%	12/31/2049	(778)	—
Credit Suisse	CMBX-BBB-331915	SELL	3.00%	12/31/2049	(162)	—
Credit Suisse	CMBX-BBB-363753	SELL	3.00%	12/31/2049	(900)	(21)
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/2017	(170)	2
Deutsche Bank	CMBX-BBB-364870	SELL	3.00%	12/31/2049	(29)	—
Deutsche Bank	CMBX-BBB-395754	SELL	3.00%	05/11/2049	(528)	7
Goldman Sachs	CMBX-BBB-379352	SELL	3.00%	05/11/2063	(750)	8
Goldman Sachs	CMBX-BBB-394233	SELL	3.00%	12/31/2049	(565)	5

						$(74)

For the period ended November 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $734,198 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements, securities sold short and open centrally cleared interest rate swap agreements.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $47,646 ($ Thousands), representing 6.5% of the net assets of the Fund.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

(F)	Security is in default on interest payment.

AUD — Australian Dollar

BBR — Australian Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

COP — Colombian Peso

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	231

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Concluded)

November 30, 2016

MTN — Medium Term Note

N.A. — National Association

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

TWD — Taiwanese Dollar

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$473,810	$—	$473,810
Common Stock	197,085	—	—	197,085
Mortgage-Backed Securities	—	52,342	—	52,342
Corporate Obligations	—	47,140	—	47,140
Sovereign Debt	—	32,324	—	32,324
Asset-Backed Securities	—	24,763	—	24,763
Foreign Bonds	—	12,410	—	12,410
Foreign Common Stock	3,655	—	—	3,655

Total Investments in Securities	$200,740	$642,789	$—	$843,529

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(98,754)	$—	$—	$(98,754)

Total Securities Sold Short	$(98,754)	$—	$—	$(98,754)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,107	$—	$—	$4,107
Unrealized Depreciation	(3,839)	—	—	(3,839)
Forwards Contracts*
Unrealized Appreciation	—	3,065	—	3,065
Unrealized Depreciation	—	(443)	—	(443)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,394	—	1,394
Unrealized Depreciation	—	(1,574)	—	(1,574)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	5	—	5
Unrealized Depreciation	—	(62)	—	(62)
Credit Default Swaps*
Unrealized Appreciation	—	26	—	26
Unrealized Depreciation	—	(100)	—	(100)
Reverse Repurchase Agreements	—	(155,974)	—	(155,974)

Total Other Financial Instruments	$268	$(153,663)	$—	$(153,395)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Unaudited)

November 30, 2016

	Large Cap Fund		Large Cap Diversified Alpha Fund
Assets:
Investments, at value†	$1,908,950	*	$52,219
Affiliated investments, at value††	87,171		2,862
Cash and cash equivalents	—		—
Cash pledged as collateral for futures contracts	2,986		5
Receivable for fund shares sold	4,661		143
Receivable for investment securities sold	65,254		1,723
Dividends and Interest receivable	4,341		121
Foreign tax reclaim receivable	7		4
Prepaid expenses	16		1
Total Assets	2,073,386		57,078
Liabilities:
Payable for fund shares redeemed	68,650		1
Payable upon return on securities loaned	19,234		—
Payable for investment securities purchased	5,391		1,873
Payable for variation margin	174		—
Payable to custodian	28		—
Investment advisory fees payable	298		10
Trustees fees payable	6		—
CCO fees payable	2		—
Accrued expense payable	53		4
Total Liabilities	93,836		1,888
Net Assets	$1,979,550		$55,190
† Cost of investments	$1,498,744		$45,260
†† Cost of affiliated investments	87,171		2,862
* Includes market value of securities on loan	19,084		—
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,508,701		$48,972
Undistributed net investment income	5,731		460
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency	54,512		(1,202)
Net unrealized appreciation on investments	410,206		6,959
Net unrealized appreciation on futures contracts	400		1
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—
Net Assets	$1,979,550		$55,190
Net Asset Value, Offering and Redemption Price Per Share — Class A	$19.72		$9.69
	($1,979,549,778 ÷ 100,364,002 shares	)	($55,190,375 ÷ 5,694,403 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund

$3,427,350	*	$2,167,363	*	$3,569,488	*	$815,781	*	$512,366	*	$451,154	*	$1,664,599	*
186,274		47,191		91,976		80,580		47,698		67,840		185,399
22		4		–		3		–		–		–
2,200		—		—		—		—		566		—
3,287		70,510		6,771		2,750		1,207		7,844		3,958
58,037		7,821		24,014		22,655		7,538		18,334		36,975
7,548		4,690		8,465		792		586		400		2,098
56		—		23		—		—		—		—
44		—		41		9		6		6		21
3,684,818		2,297,579		3,700,778		922,570		569,401		546,144		1,893,050

62,017		25,442		19,994		27,782		2,844		18,284		10,140
20,865		18,470		17,633		57,203		26,280		43,486		119,959
49,422		44,904		—		—		6,677		5,757		17,448
40		101		215		93		—		68		—
—		—		7		—		158		5		4
497		18		30		27		182		158		598
10		6		10		2		2		1		4
4		2		3		1		1		1		2
109		100		122		59		16		14		49
132,964		89,043		38,014		85,167		36,160		67,774		148,204
$3,551,854		$2,208,536		$3,662,764		$837,403		$533,241		$478,370		$1,744,846
$2,873,948		$1,260,122		$3,222,347		$721,805		$435,578		$386,526		$1,365,333
186,274		46,858		91,976		80,579		47,698		67,840		185,397
20,511		18,216		17,503		56,542		21,824		42,854		116,897

$2,898,524		$1,286,017		$3,334,162		$732,141		$450,086		$419,991		$1,394,509
13,733		8,207		14,553		1,813		990		529		7,396
85,842		5,525		(35,108)		8,118		5,377		(7,018)		43,673
553,402		907,574		347,141		93,977		76,788		64,628		299,268
356		1,213		2,016		1,354		—		240		—
(3)		—		—		—		—		—		—
$3,551,854		$2,208,536		$3,662,764		$837,403		$533,241		$478,370		$1,744,846
$13.19		$168.72		$12.19		$13.61		$17.86		$12.33		$13.24
($3,551,853,763 ÷ 269,362,879 shares	)	($2,208,535,610 ÷ 13,089,995 shares	)	($3,662,764,401 ÷ 300,520,325 shares	)	($837,403,087 ÷ 61,512,613 shares	)	($533,241,451 ÷ 29,856,004 shares	)	($478,369,948 ÷ 38,811,937 shares	)	($1,744,845,645 ÷ 131,790,796 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	235

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Unaudited)

November 30, 2016

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value†	$1,446,233		$1,013,667
Affiliated investments, at value††	19,117		40,662
Cash and cash equivalents	8		4,315
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	1,430		1,567
Foreign currency, at value†††	288		3,014
Receivable for fund shares sold	63,743		58,955
Receivable for investment securities sold	32,437		—
Dividends and Interest receivable	3,630		2,638
Foreign tax reclaim receivable	1		530
Unrealized gain on forward foreign currency contracts	—		1,789
Unrealized gain on foreign spot currency contracts	—		—
Swap contracts, at value††††	—		—
Options purchased, at value†††††	—		—
Receivable for variation margin	—		36
Prepaid expenses	20		13
Total Assets	1,566,907		1,127,186
Liabilities:
Payable for fund shares redeemed	76,497		72,708
Payable for investment securities purchased	6,500		—
Payable for variation margin	78		49
Payable upon return on securities loaned	—		—
Income distribution payable	—		—
Swap contracts, at value††††	—		—
Options written, at value†††††	—		—
Payable to custodian	—		—
Unrealized loss on foreign currency spot contracts	—		—
Unrealized loss on forward foreign currency contracts	—		149
Investment advisory fees payable	268		193
Trustees fees payable	4		3
CCO fees payable	1		1
Accrued expense payable	54		23
Accrued foreign capital gains tax on appreciated securities	—		—
Total Liabilities	83,402		73,126
Net Assets	$1,483,505		$1,054,060
† Cost of investments	$1,220,291		$964,528
†† Cost of affiliated investments	19,117		40,662
††† Cost of foreign currency	291		3,064
†††† Cost (Premiums received)	—		—
††††† Cost (Premiums received)	—		—
* Includes market value of securities on loan	—		—
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,173,587		$957,845
Undistributed (distributions in excess of) net investment income	5,178		13,778
Accumulated net realized gain (loss) on investments, options contracts, futures contracts, swap contracts and foreign currency	78,333		31,627
Net unrealized appreciation (depreciation) on investments	225,942		49,139
Net unrealized appreciation on option contracts	—		—
Net unrealized appreciation (depreciation) on futures contracts	466		188
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1)		1,483
Net unrealized appreciation (depreciation) on swap contracts	—		—
Accumulated foreign capital gains tax on appreciated securities	—		—
Net Assets	$1,483,505		$1,054,060
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.43		$10.99
	($1,483,504,524 ÷ 102,810,413 shares	)	($1,054,060,170 ÷ 95,915,801 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund

$6,818,435 *	$82,560	$1,011,846	$2,126,711	$5,700,087	$2,757,594	$2,484,416
375,336	2,349	3,966	91,541	227,806	79,955	9,355
149,880	2,155	13,199	—	2,002	—	56
4,662	147	—	62	11,289	1,719	886
6,963	369	591	—	777	—	—
92,532	11	47,860	39,185	46,898	22,526	3,726
47,201	838	4,773	4,240	402,145	39,795	14,965
10,794	107	536	6,682	26,146	43,690	25,049
7,514	102	33	8	6	12	10
—	—	1	—	8,203	—	—
41	2	—	—	—	—	—
—	—	—	—	13	—	—
—	—	—	—	12	—	—
362	9	—	69	3,568	20	972
87	1	12	26	40	33	14
7,513,807	88,650	1,082,817	2,268,524	6,428,992	2,945,344	2,539,449

36,343	24	2,648	7,474	193,518	30,239	31,264
38,768	940	42,936	59,343	749,817	68,697	24,678
22	1	—	3	1,794	—	1,850
301,754	—	—	—	—	—	—
—	—	—	—	172	293	348
—	—	—	—	467	—	310
—	—	—	—	303	—	—
—	—	—	3,283	—	1,203	—
43	2	—	—	—	—	—
—	—	2	—	373	—	—
1,747	19	458	427	473	656	280
20	—	3	6	16	8	8
7	—	1	2	6	3	3
301	10	147	70	156	81	92
167	—	145	—	—	—	—
379,172	996	46,340	70,608	947,095	101,180	58,833
$7,134,635	$87,654	$1,036,477	$2,197,916	$5,481,897	$2,844,164	$2,480,616
$6,549,843	$81,720	$1,024,218	$2,134,982	$5,737,454	$2,772,382	$2,424,173
375,336	2,349	3,966	91,541	227,806	79,955	9,355
7,021	378	605	—	777	—	—
—	—	—	—	(16)	—	—
—	—	—	—	(488)	—	—
289,406	—	—	—	—	—	—

$7,143,557	$96,780	$1,060,161	$2,253,326	$5,486,224	$2,974,766	$2,415,042
132,216	1,517	14,946	18,035	2,364	14,526	(1,641)
(410,542)	(11,481)	(26,097)	(65,173)	21,050	(130,466)	8,194
268,592	840	(12,372)	(8,271)	(37,367)	(14,788)	60,243
—	—	—	—	197	—	—
2,327	23	—	(1)	499	—	(54)
(1,348)	(25)	(16)	—	7,830	—	—
—	—	—	—	1,100	126	(1,168)
(167)	—	(145)	—	—	—	—
$7,134,635	$87,654	$1,036,477	$2,197,916	$5,481,897	$2,844,164	$2,480,616
$11.04	$8.88	$8.99	$8.18	$10.27	$8.86	$8.35
($7,134,634,625 ÷ 645,983,434 shares )	($87,654,036 ÷ 9,872,074 shares )	($1,036,476,656 ÷ 115,273,344 shares )	($2,197,916,103 ÷ 268,839,693 shares )	($5,481,897,332 ÷ 533,761,712 shares )	($2,844,163,502 ÷ 320,833,897 shares )	($2,480,615,703 ÷ 296,976,258 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	237

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Unaudited)

November 30, 2016

	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Assets:
Investments, at value†	$3,075,488	$545,478
Affiliated investments, at value††	25,596	1,191
Cash and cash equivalents	—	—
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	—	39
Foreign currency, at value†††	—	—
Receivable for fund shares sold	—	8,242
Dividends and Interest receivable	34,083	1,433
Receivable for investment securities sold	9,245	5
Receivable for variation margin	1,512	26
Foreign tax reclaim receivable	29	—
Unrealized gain on forward foreign currency contracts	—	—
Unrealized gain on foreign spot currency contracts	—	—
Swap contracts, at value††††	—	—
Options purchased, at value†††††	—	—
Prepaid expenses	41	7
Total Assets	3,145,994	556,421
Liabilities:
Payable for investment securities purchased	12,278	20,313
Payable for fund shares redeemed	2,628	1,722
Payable for variation margin	1,237	9
Payable to custodian	1,075	78
Payable for securities sold short@	—	—
Income distribution payable	—	12
Swap contracts, at value ††††	—	—
Reverse repurchase agreements	—	—
Unrealized loss on foreign currency spot contracts	—	—
Unrealized loss on forward foreign currency contracts	—	—
Investment advisory fees payable	339	43
Trustees fees payable	9	1
CCO fees payable	3	1
Accrued expense payable	102	22
Total Liabilities	17,671	22,201
Net Assets	$3,128,323	$534,220
† Cost of investments	$3,103,453	$545,248
†† Cost of affiliated investments	25,596	1,191
††† Cost of foreign currency	—	—
†††† Cost (Premiums received)	—	—
††††† Cost (Premiums received)	—	—
@ Proceeds from securities sold short	—	—
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,159,895	$537,838
Undistributed (distributions in excess of) net investment income/(accumulated net investment loss)	(22)	(1,744)
Accumulated net realized gain (loss) on investments, options contracts, swaptions contracts, futures contracts, securities sold short, swap contracts and foreign currency	(3,594)	(2,121)
Net unrealized appreciation (depreciation) on investments and securities sold short	(27,965)	230
Net unrealized appreciation on option contracts	—	—
Net unrealized appreciation (depreciation) on futures contracts	9	17
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net unrealized appreciation (depreciation) on swap contracts	—	—
Net Assets	$3,128,323	$534,220
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.92	$9.99
	($3,128,322,844 ÷ 315,239,774 shares )	($534,219,541 ÷ 53,483,292 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Emerging Markets Debt Fund	Real Return Fund		Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$1,833,020	$138,050		$1,179,583	$1,407,502	$2,098,985		$843,529
—	—		13,188	20,548	—		—
32,641	946		—	—	17,623		126,473
2,615	—		—	—	51,620		3,295
1,828	—		—	—	—		178
28,127	9,201		83,533	—	9,737		8,588
34,266	336		4,454	11,642	4,947		2,307
15,992	—		648	20,080	10,044		—
211	—		—	233	692		4,168
—	—		4	—	26		20
28,151	—		—	—	23,476		3,065
310	—		—	—	—		10
1,726	—		—	—	5,265		13
—	—		—	—	7,305		—
10	2		14	17	26		9
1,978,897	148,535		1,281,424	1,460,022	2,229,746		991,655

13,204	—		35,975	20,114	—		422
15,818	41		24,539	90	18,976		360
1,456	—		2	—	1		737
—	—		4	2,806	—		—
—	—		—	—	—		98,754
—	—		25	—	—		—
4,954	—		—	—	—		476
—	—		—	—	—		155,974
65	—		—	—	—		—
22,134	—		—	—	6,813		443
610	7		86	155	107		142
6	1		3	4	6		2
2	—		1	1	2		1
122	4		36	45	45		146
58,371	53		60,671	23,215	25,950		257,457
$1,920,526	$148,482		$1,220,753	$1,436,807	$2,203,796		$734,198
$2,009,262	$137,343		$1,183,463	$1,429,399	$1,516,872		$823,853
—	—		13,188	20,548	—		—
1,839	—		—	—	—		183
—	—		—	—	—		(332)
—	—		—	—	2,100		—
—	—		—	—	—		95,338

$2,131,643	$152,505		$1,224,488	$1,470,999	$1,587,355		$802,387
45,143	613		(258)	(98)	14,761		(3,832)
(81,668)	(5,343)		399	(12,338)	(15,195)		(83,195)
(176,242)	707		(3,880)	(21,897)	582,113		16,260
—	—		—	—	5,205		—
(332)	—		4	141	7,629		268
5,210	—		—	—	16,663		2,621
(3,228)	—		—	—	5,265		(311)
$1,920,526	$148,482		$1,220,753	$1,436,807	$2,203,796		$734,198
$9.44	$9.65		$9.96	$9.80	$16.98		$8.30
($1,920,526,085 ÷ 203,516,348 shares )	($148,481,510 ÷ 15,386,911 shares	)	($1,220,752,689 ÷ 122,564,036 shares )	($1,436,807,382 ÷ 146,560,776 shares )	($2,203,795,596 ÷ 129,751,815 shares	)	($734,197,671 ÷ 88,454,636 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	239

STATEMENTS OF OPERATIONS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2016

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$18,078	$527	$38,835
Dividends from affiliated investments(1)	1	3	148
Interest income	66	—	152
Security lending income — net(1)(2)	157	—	284
Less: foreign taxes withheld	(30)	(4)	(58)
Total Investment Income	18,272	526	39,361
Expenses:
Investment advisory fees	4,115	109	7,240
Administration fees	514	14	905
Trustees’ fees	16	1	28
Chief compliance officer fees	5	—	9
Custodian/wire agent fees	47	1	81
Professional fees	42	1	73
Registration fees	16	1	24
Printing fees	9	—	16
Rating fees	—	—	—
Other expenses	54	2	95
Total Expenses	4,818	129	8,471
Less:
Waiver of investment advisory fees	(2,263)	(49)	(4,163)
Waiver of administration fees	(514)	(14)	(905)
Fees paid indirectly(1)	(1)	—	(33)
Net Expenses	2,040	66	3,370
Net Investment Income	16,232	460	35,991
Net Realized Gain (Loss) on:
Investments	55,020	1,525	120,230
Futures contracts	1,066	46	8,397
Foreign currency transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	29,062	955	40,340
Futures contracts	400	(10)	(3,484)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	—	—	(1)
Net Increase in Net Assets Resulting from Operations	$101,780	$2,976	$201,473
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund

$22,220	$38,583	$5,768	$3,769	$2,562	$11,632
48	72	—	20	20	65
70	78	24	—	—	—
190	97	609	200	198	640
(4)	—	(10)	(19)	(18)	(22)
22,524	38,830	6,391	3,970	2,762	12,315

1,805	528	465	1,677	1,508	5,463
531	879	194	129	116	420
16	27	6	4	4	13
5	9	2	2	1	4
46	75	16	11	10	37
42	69	15	10	9	33
18	27	4	3	3	13
10	16	3	2	2	8
—	474	—	—	—	—
30	89	25	15	12	43
2,503	2,193	730	1,853	1,665	6,034

(1,698)	(352)	(310)	(568)	(557)	(1,849)
(531)	(879)	(194)	(129)	(116)	(420)
—	—	—	(2)	(2)	(5)
274	962	226	1,154	990	3,760
22,250	37,868	6,165	2,816	1,772	8,555

1,417	(1,391)	2,644	26,703	21,901	66,037
3,360	5,398	2,255	242	817	1,163
—	—	—	—	—	(1)

102,574	164,184	74,762	29,793	24,909	100,179
(588)	(1,000)	288	(161)	(229)	(376)
—	—	—	—	—	1
$129,013	$205,059	$86,114	$59,393	$49,170	$175,558

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	241

STATEMENTS OF OPERATIONS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2016

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$20,708	$15,354	$79,601
Dividends from affiliated investments(1)	27	46	151
Interest income	2	4	40
Security lending income — net(1)(2)	—	—	2,082
Less: foreign taxes withheld	(138)	(701)	(7,838)
Total Investment Income	20,599	14,703	74,036
Expenses:
Investment advisory fees	5,008	3,527	19,746
Administration fees	385	271	1,795
Trustees’ fees	12	8	55
Chief compliance officer fees	4	3	18
Custodian/wire agent fees	36	114	407
Professional fees	32	22	140
Printing fees	7	5	33
Registration fees	3	4	48
Rating fees	—	—	—
Other expenses	43	26	189
Total Expenses	5,530	3,980	22,431
Less:
Waiver of investment advisory fees	(3,326)	(2,333)	(8,976)
Waiver of administration fees	(385)	(271)	(1,795)
Fees paid indirectly(1)	—	—	(53)
Net Expenses	1,819	1,376	11,607
Net Investment Income	18,780	13,327	62,429
Net Realized Gain (Loss) on:
Investments	50,982	13,203	(65,853)
Futures contracts	905	2,751	17,716
Foreign currency transactions	(106)	10,187	(6,187)
Purchased and written options	—	—	—
Swap contracts	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	856	(19,324)	159,729
Futures contracts	217	(581)	(5,478)
Purchased and written options	—	—	—
Swap contracts	—	—	—
Foreign capital gains tax	—	—	—
Foreign currency translation of other assets and liabilities denominated in foreign currencies	48	1,004	(1,124)
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,682	$20,567	$161,232
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund

$929	$13,792	$55	$—	$695	$—
1	7	74	151	127	28
—	16	31,337	71,796	95,933	55,865
—	—	—	—	—	—
(101)	(1,568)	(1)	(1)	(38)	(51)
829	12,247	31,465	71,946	96,717	55,842

283	5,344	4,824	8,344	6,824	4,218
22	254	536	1,391	700	703
1	8	17	43	21	22
—	3	5	14	7	7
36	322	48	125	59	64
2	20	43	112	55	58
—	5	10	25	13	13
1	5	9	40	22	5
—	—	—	—	—	—
2	24	57	142	70	74
347	5,985	5,549	10,236	7,771	5,164

(170)	(2,494)	(2,251)	(5,520)	(2,904)	(2,390)
(22)	(254)	(536)	(1,391)	(700)	(703)
—	—	—	—	—	—
155	3,237	2,762	3,325	4,167	2,071
674	9,010	28,703	68,621	92,550	53,771

127	18,479	283	21,982	(16,480)	27,347
246	—	465	11,010	—	(5,525)
(72)	(191)	—	341	—	—
—	—	—	(933)	—	—
—	—	—	(4,344)	598	(104)

2,889	14,887	15,036	(141,941)	118,621	(120,925)
(18)	—	11	884	—	(561)
—	—	—	312	—	—
—	—	—	8,759	126	719
—	(145)	—	—	—	—
(14)	(26)	—	7,413	—	—
$3,832	$42,014	$44,498	$(27,896)	$195,415	$(45,278)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	243

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2016

	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$—	$(3)	$—
Dividends from affiliated investments(1)	39	3	—
Interest income	65,873	2,319	65,263
Security lending income — net(1)(2)	—	—	—
Less: foreign taxes withheld	—	—	(1,063)
Total Investment Income	65,912	2,319	64,200
Expenses:
Investment advisory fees	5,039	386	8,661
Administration fees	840	129	509
Trustees’ fees	26	4	16
Chief compliance officer fees	9	1	5
Custodian/wire agent fees	74	15	270
Professional fees	68	11	41
Registration fees	21	4	11
Printing fees	15	2	9
Interest expense on reverse repurchase agreements	—	—	—
Dividend expense on securities sold short	—	—	—
Rating fees	—	—	—
Other expenses	90	15	53
Total Expenses	6,182	567	9,575
Less:
Waiver of investment advisory fees	(2,856)	(129)	(4,789)
Waiver of administration fees	(840)	(129)	(509)
Net Expenses	2,486	309	4,277
Net Investment Income	63,426	2,010	59,923
Net Realized Gain (Loss) on:
Investments	24,800	1,475	19,369
Securities sold short	—	—	—
Futures contracts	1,736	—	(677)
Foreign currency transactions	—	48	(44,011)
Purchased and written options	—	—	—
Purchased and written swaptions	—	—	—
Swap contracts	—	—	(2,545)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(127,723)	578	(27,172)
Securities sold short	—	—	—
Futures contracts	(187)	22	(275)
Purchased and written options	—	—	—
Swap contracts	—	—	167
Foreign currency translation of other assets and liabilities denominated in foreign currencies	—	—	10,749
Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,948)	$4,133	$15,528
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$—	$—	$6	$23,179	$2,185
—	16	29	—	—
1,903	8,612	20,267	634	7,946
—	—	—	—	—
—	—	—	(15)	(1)
1,903	8,628	20,302	23,798	10,130

156	1,466	1,836	6,422	2,017
35	293	367	535	183
1	9	11	16	5
—	3	4	5	2
1	26	31	16	12
3	23	29	42	15
1	10	9	14	5
1	5	7	9	3
—	—	—	—	546
—	—	—	—	148
—	—	—	—	—
5	28	39	54	19
203	1,863	2,333	7,113	2,955

(114)	(938)	(881)	(5,780)	(1,137)
(35)	(293)	(367)	(535)	(183)
54	632	1,085	798	1,635
1,849	7,996	19,217	23,000	8,495

183	720	6,886	2,214	6,916
—	—	—	—	(11,203)
—	(85)	1,150	4,006	5,903
—	—	—	1,062	(2,021)
—	—	—	(1,568)	(156)
—	—	—	—	(43)
—	—	—	10,053	(182)

(844)	(5,325)	(31,623)	95,888	1,349
—	—	—	—	(4,690)
—	4	217	4,713	(6,110)
—	—	—	6,494	69
—	—	—	(1,119)	1,400
—	—	—	6,506	2,772
$1,188	$3,310	$(4,153)	$151,249	$2,499

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	245

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2016 (Unaudited) and the year ended May 31, 2016

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16
Operations:
Net investment income	$16,232	$34,016	$460	$1,026	$35,991	$67,990
Net realized gain (loss) from investments and futures contracts	56,086	111,742	1,571	424	128,627	113,204
Net realized gain on foreign currency transactions	—	—	—	—	—	9
Net change in unrealized appreciation (depreciation) on investments and futures contracts	29,462	(204,357)	945	(4,385)	36,856	(156,765)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	(1)	9
Net Increase (Decrease) in Net Assets Resulting from Operations	101,780	(58,599)	2,976	(2,935)	201,473	24,447
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(14,609)	(34,137)	—	(1,026)	(27,494)	(73,173)
Net realized gains:
Class A	—	(293,971)	—	(20,185)	—	(435,090)
Return of capital:
Class A	—	—	—	(365)	—	—
Total Dividends and Distributions	(14,609)	(328,108)	—	(21,576)	(27,494)	(508,263)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	85,774	363,483	3,749	18,548	192,787	358,811
Reinvestment of dividends & distributions	14,215	319,314	—	14,464	27,102	500,632
Cost of shares redeemed	(294,132)	(575,772)	(5,870)	(17,773)	(434,240)	(982,046)
Net Increase (Decrease) from Class A Transactions	(194,143)	107,025	(2,121)	15,239	(214,351)	(122,603)
Net Increase (Decrease) in Net Assets	(106,972)	(279,682)	855	(9,272)	(40,372)	(606,419)
Net Assets
Beginning of Period	2,086,522	2,366,204	54,335	63,607	3,592,226	4,198,645
End of Period	$1,979,550	$2,086,522	$55,190	$54,335	$3,551,854	$3,592,226
Undistributed Net Investment Income Included in Net Assets at Period End	$5,731	$4,108	$460	$—	$13,733	$5,236
(1)	See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund
06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16

$22,250	$38,037	$37,868	$65,144	$6,165	$10,094	$2,816	$5,449
4,777	42,019	4,007	(27,207)	4,899	11,697	26,945	16,261
—	—	—	—	—	—	—	—
101,986	(64,518)	163,184	13,638	75,050	(62,920)	29,632	(55,859)
—	—	—	—	—	—	—	—
129,013	15,538	205,059	51,575	86,114	(41,129)	59,393	(34,149)

(19,016)	(38,254)	(31,768)	(66,365)	(5,045)	(9,861)	(1,963)	(5,988)

—	(70,310)	—	(8,700)	—	(22,374)	—	(56,411)

—	—	—	—	—	—	—	—
(19,016)	(108,564)	(31,768)	(75,065)	(5,045)	(32,235)	(1,963)	(62,399)

194,361	561,572	285,610	751,497	110,735	183,326	19,215	46,690
18,946	108,163	31,165	74,445	5,025	32,115	1,833	54,340
(176,438)	(487,293)	(211,862)	(612,736)	(73,684)	(165,182)	(47,459)	(185,884)
36,869	182,442	104,913	213,206	42,076	50,259	(26,411)	(84,854)
146,866	89,416	278,204	189,716	123,145	(23,105)	31,019	(181,402)

2,061,670	1,972,254	3,384,560	3,194,844	714,258	737,363	502,222	683,624
$2,208,536	$2,061,670	$3,662,764	$3,384,560	$837,403	$714,258	$533,241	$502,222
$8,207	$4,973	$14,553	$8,453	$1,813	$693	$990	$137

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	247

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2016 (Unaudited) and the year ended May 31, 2016

	Small Cap II Fund		Small/Mid Cap Equity Fund
	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16
Operations:
Net investment income	$1,772	$2,765	$8,555	$15,317
Net realized gain (loss) from investments and futures contracts	22,718	(14,207)	67,200	46,336
Net realized gain (loss) on foreign currency transactions	—	—	(1)	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	24,680	(7,454)	99,803	(160,914)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	1	—
Net change in unrealized appreciation (depreciation) on foreign cap gains tax	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	49,170	(18,896)	175,558	(99,261)
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(1,579)	(2,674)	(5,803)	(16,765)
Net realized gains:
Class A	—	(29,158)	—	(226,544)
Total Dividends and Distributions	(1,579)	(31,832)	(5,803)	(243,309)
Capital Share Transactions:(2)
Class A:
Proceeds from shares issued	26,265	229,943	89,971	174,795
Reinvestment of dividends & distributions	1,541	30,961	5,732	240,258
Cost of shares redeemed	(52,769)	(128,292)	(163,396)	(289,308)
Net Increase (Decrease) from Class A Transactions	(24,963)	132,612	(67,693)	125,745
Net Increase (Decrease) in Net Assets	22,628	81,884	102,062	(216,825)
Net Assets
Beginning of Period	455,742	373,858	1,642,784	1,859,609
End of Period	$478,370	$455,742	$1,744,846	$1,642,784
Undistributed Net Investment Income Included in Net Assets at Period End	$529	$336	$7,396	$4,644
(1)	Commenced operations on January 29, 2016.
(2)	See Note 7 in Notes to Financial Statements for additional information

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

U.S. Managed Volatility Fund		Global Managed Volatility Fund(1)		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund
06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	01/29/16 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16

$18,780	$38,461	$13,327	$11,524	$62,429	$143,430	$674	$1,573	$9,010	$12,232
51,887	55,381	15,954	5,772	(48,137)	(343,294)	373	(2,399)	18,479	(41,168)
(106)	(73)	10,187	(11,359)	(6,187)	(6,606)	(72)	(46)	(191)	(355)
1,073	(20,508)	(19,905)	69,232	154,251	(750,648)	2,871	(6,428)	14,887	(34,235)
48	(35)	1,004	479	(1,124)	541	(14)	10	(26)	30
—	—	—	—	—	413	—	—	(145)	—
71,682	73,226	20,567	75,648	161,232	(956,164)	3,832	(7,290)	42,014	(63,496)

(17,157)	(38,954)	—	—	—	(138,717)	—	(1,667)	—	(11,121)

—	(96,312)	—	—	—	(30,172)	—	—	—	(1,805)
(17,157)	(135,266)	—	—	—	(168,889)	—	(1,667)	—	(12,926)

114,603	601,031	137,438	1,229,214	571,853	1,408,936	4,923	13,462	130,072	495,732
16,943	132,818	—	—	—	165,514	—	1,098	—	12,653
(227,134)	(561,879)	(164,959)	(243,848)	(522,387)	(1,170,304)	(3,937)	(6,646)	(71,008)	(88,527)
(95,588)	171,970	(27,521)	985,366	49,466	404,146	986	7,914	59,064	419,858
(41,063)	109,930	(6,954)	1,061,014	210,698	(720,907)	4,818	(1,043)	101,078	343,436

1,524,568	1,414,638	1,061,014	—	6,923,937	7,644,844	82,836	83,879	935,399	591,963
$1,483,505	$1,524,568	$1,054,060	$1,061,014	$7,134,635	$6,923,937	$87,654	$82,836	$1,036,477	$935,399
$5,178	$3,555	$13,778	$451	$132,216	$69,787	$1,517	$843	$14,946	$5,936

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	249

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2016 (Unaudited) and the year ended May 31, 2016

	Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16
Operations:
Net investment income	$28,703	$57,812	$68,621	$142,203	$92,550	$162,425
Net realized gain (loss) from investments, futures contracts, options and swap contracts	748	(9,791)	27,715	45,716	(15,882)	(68,824)
Net realized gain (loss) on foreign currency transactions	—	—	341	493	—	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options and swap contracts	15,047	(28,104)	(131,986)	(34,287)	118,747	(132,712)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	7,413	(1,345)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	44,498	19,917	(27,896)	152,780	195,415	(39,111)
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(28,157)	(56,898)	(70,969)	(146,140)	(91,872)	(161,193)
Net realized gains:
Class A	—	—	—	(100,701)	—	(20,343)
Total Dividends and Distributions	(28,157)	(56,898)	(70,969)	(246,841)	(91,872)	(181,536)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	153,572	337,500	942,905	1,048,275 (2)	262,037	634,290
Reinvestment of dividends & distributions	27,528	54,859	69,834	242,742	89,994	177,399
Cost of shares redeemed	(129,194)	(393,187)	(696,836)	(1,532,904)	(251,329)	(467,893)
Net Increase (Decrease) from Class A Transactions	51,906	(828)	315,903	(241,887)	100,702	343,796
Net Increase (Decrease) in Net Assets	68,247	(37,809)	217,038	(335,948)	204,245	123,149
Net Assets
Beginning of Period	2,129,669	2,167,478	5,264,859	5,600,807	2,639,919	2,516,770
End of Period	$2,197,916	$2,129,669	$5,481,897	$5,264,859	$2,844,164	$2,639,919
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$18,035	$17,489	$2,364	$4,712	$14,526	$13,848
(1)	See Note 7 in Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).
(3)	Includes redemptions as a result of an in-kind transfer of securities (see Note 11).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Long Duration Fund			Long Duration Credit Fund		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
06/01/16 to 11/30/16	06/01/15 to 05/31/16		06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16

$53,771	$124,845		$63,426	$133,441	$2,010	$7,007	$59,923	$112,763
21,718	47,900		26,536	(22,676)	1,475	(122)	16,147	(21,426)
—	—		—	—	48	—	(44,011)	(92,417)
(120,767)	(12,574)		(127,910)	106,606	600	(639)	(27,280)	(11,722)
—	—		—	—	—	—	10,749	(12,341)
(45,278)	160,171		(37,948)	217,371	4,133	6,246	15,528	(25,143)

(53,759)	(124,564)		(63,434)	(133,496)	(3,719)	(8,407)	(4,733)	(16,885)

—	(126,907)		—	(67,810)	—	—	—	—
(53,759)	(251,471)		(63,434)	(201,306)	(3,719)	(8,407)	(4,733)	(16,885)

97,793	448,715		8,218	349,678 (2)	97,274	260,010	131,478	457,705
51,592	241,069		63,434	200,665	3,620	8,283	4,615	16,472
(344,969)	(1,167,092	)(3)	(175,753)	(697,830)	(102,717)	(376,375)	(162,113)	(333,174)
(195,584)	(477,308)		(104,101)	(147,487)	(1,823)	(108,082)	(26,020)	141,003
(294,621)	(568,608)		(205,483)	(131,422)	(1,409)	(110,243)	(15,225)	98,975

2,775,237	3,343,845		3,333,806	3,465,228	535,629	645,872	1,935,751	1,836,776
$2,480,616	$2,775,237		$3,128,323	$3,333,806	$534,220	$535,629	$1,920,526	$1,935,751

$(1,641)	$(1,653)		$(22)	$(14)	$(1,744)	$(35)	$45,143	$(10,047)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	251

STATEMENTS OF CHANGES IN NET ASSESTS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2016 (Unaudited) and the year ended May 31, 2016

	Real Return Fund		Limited Duration Bond Fund
	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16
Operations:
Net investment income	$1,849	$1,589	$7,996	$11,452
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	183	(2,891)	635	776
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(844)	1,467	(5,321)	615
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,188	165	3,310	12,843
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(980)	—	(8,272)	(11,927)
Net realized gains:
Class A	—	—	—	(553)
Total Dividends and Distributions	(980)	—	(8,272)	(12,480)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	15,911	86,798	199,484	681,315
Reinvestment of dividends & distributions	962	—	8,122	12,220
Cost of shares redeemed	(18,571)	(164,326)	(138,149)	(208,219)
Net Increase (Decrease) from Class A Transactions	(1,698)	(77,528)	69,457	485,316
Net Increase (Decrease) in Net Assets	(1,490)	(77,363)	64,495	485,679
Net Assets
Beginning of Period	149,972	227,335	1,156,258	670,579
End of Period	$148,482	$149,972	$1,220,753	$1,156,258
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$613	$(256)	$(258)	$18
(1)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16	06/01/16 to 11/30/16	06/01/15 to 05/31/16

$19,217	$40,662	$23,000	$40,296	$8,495	$8,309
8,036	(18,130)	14,705	(26,668)	1,235	(29,826)
—	—	1,062	(32,506)	(2,021)	731
(31,406)	32,905	105,976	(5,312)	(7,982)	(543)
—	—	6,506	17,963	2,772	(401)
(4,153)	55,437	151,249	(6,227)	2,499	(21,730)

(19,455)	(40,672)	—	(107,550)	—	(7,020)

—	—	—	(17,904)	—	—
(19,455)	(40,672)	—	(125,454)	—	(7,020)

45,272	320,630	149,002	443,753	47,686	192,897
16,104	40,417	—	122,245	—	6,609
(41,395)	(535,495)	(175,609)	(348,739)	(49,016)	(168,539)
19,981	(174,448)	(26,607)	217,259	(1,330)	30,967
(3,627)	(159,683)	124,642	85,578	1,169	2,217

1,440,434	1,600,117	2,079,154	1,993,576	733,029	730,812
$1,436,807	$1,440,434	$2,203,796	$2,079,154	$734,198	$733,029
$(98)	$140	$14,761	$(8,239)	$(3,832)	$(12,327)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	253

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2016

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$2,499
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(410,518)
Proceeds from disposition of investment securities	438,348
Purchased options/purchases to cover written options and securities sold short	56,874
Proceeds from sale of options/expired options and securities sold short	(78,184)
Amortization (accretion of market discount)	(3,534)
Net Realized (Gain) Loss on:
Investments	(6,916)
Options	43
Securities sold short	11,203
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(1,349)
Options	(69)
Securities sold short	4,690
Changes in Assets:
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	456
Foreign currency, at value	(178)
Dividends and interest receivable	(329)
Receivable for investment securities sold	21,143
Receivable for variation margin	(2,860)
Foreign tax reclaim receivable	(5)
Unrealized gain on forward foreign currency contracts	(2,888)
Unrealized gain on foreign spot currency contracts	(10)
Swap contracts, at value	136
Prepaid expenses	(5)
Changes in Liabilities:
Payable for investment securities purchased	(23,810)
Payable for variation margin	(412)
Swap contracts, at value	366
Unrealized loss on forward foreign currency contracts	113
Investment advisory fees payable	(8)
CCO fees payable	(1)
Interest payable	(2)
Accrued expenses payable	(11)
Net Cash Provided by Operating Activities	2,283
Cash Flows from Financing Activities
Reverse repurchase agreements	(2,529)
Proceeds from shares issued	41,447
Cost of shares redeemed	(57,547)
Net Cash Used in Financing Activities	(18,629)
Net Change in Cash	(13,847)
Cash at Beginning of Period	$140,320
Cash at End of Period	$126,473

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2016 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2016@	$18.90	$0.15	$0.81	$0.96	$(0.14)	$—	$(0.14)	$19.72	5.09%	$1,979,550	0.20%		0.20%		0.47%		1.57%	30%
2016	22.89	0.33	(0.96)	(0.63)	(0.32)	(3.04)	(3.36)	18.90	(2.41)	2,086,522	0.20	(2)	0.20	(2)	0.47	(2)	1.60	73
2015	22.72	0.30	2.27	2.57	(0.31)	(2.09)	(2.40)	22.89	11.95	2,366,204	0.19		0.19		0.47		1.30	60
2014	20.94	0.30	3.96	4.26	(0.30)	(2.18)	(2.48)	22.72	21.32	2,305,214	0.18		0.18		0.46		1.38	59
2013	17.07	0.34	4.38	4.72	(0.33)	(0.52)	(0.85)	20.94	28.44	1,897,837	0.19	(3)	0.19	(3)	0.46	(3)	1.79	47
2012	18.40	0.25	(0.61)	(0.36)	(0.24)	(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(4)	0.26	(4)	0.47	(4)	1.47	83
Large Cap Diversified Alpha Fund
Class A
2016@	$9.18	$0.08	$0.43	$0.51	$—	$—	$—	$9.69	5.56%	$55,190	0.24%		0.24%		0.47%		1.69%	32%
2016	15.28	0.20	(0.94)	(0.74)	(0.25)**	(5.11)	(5.36)	9.18	(3.89)	54,335	0.24	(2)	0.24	(2)	0.47	(2)	1.77	142
2015	14.05	0.22	1.50	1.72	(0.23)	(0.26)	(0.49)	15.28	12.43	63,607	0.24		0.24		0.47		1.49	110
2014	11.59	0.16	2.42	2.58	(0.12)	—	(0.12)	14.05	22.36	138,725	0.24		0.24		0.46		1.24	121
2013	9.41	0.16	2.22	2.38	(0.20)	—	(0.20)	11.59	25.66	309,577	0.24		0.24		0.46		1.55	82
2012	9.53	0.13	(0.16)	(0.03)	(0.09)	—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40	101
Large Cap Disciplined Equity Fund
Class A
2016@	$12.57	$0.13	$0.59	$0.72	$(0.10)	$—	$(0.10)	$13.19	5.74%	$3,551,854	0.19%		0.19%		0.47%		1.98%	48%
2016	14.38	0.24	(0.14)	0.10	(0.25)	(1.66)	(1.91)	12.57	1.34	3,592,226	0.19	(2)	0.19	(2)	0.47	(2)	1.82	102
2015	14.79	0.24	1.45	1.69	(0.23)	(1.87)	(2.10)	14.38	12.23	4,198,645	0.18	(5)	0.18	(5)	0.47	(5)	1.61	113
2014	13.24	0.23	2.39	2.62	(0.20)	(0.87)	(1.07)	14.79	20.49	4,622,216	0.18	(6)	0.18	(6)	0.46	(6)	1.65	110
2013	10.58	0.21	2.73	2.94	(0.28)	—	(0.28)	13.24	28.24	5,500,315	0.17	(7)	0.17	(7)	0.46	(7)	1.80	109
2012	10.87	0.16	(0.29)	(0.13)	(0.16)	—	(0.16)	10.58	(1.14)	5,436,390	0.18	(5)	0.18	(5)	0.47	(5)	1.54	93
Large Cap Index Fund
Class A
2016@	$160.22	$1.72	$8.25	$9.97	$(1.47)	$—	$(1.47)	$168.72	6.26%	$2,208,536	0.03%		0.03%		0.24%		2.09%	5%
2016	169.36	3.26	(2.45)	0.81	(3.32)	(6.63)	(9.95)	160.22	0.76	2,061,670	0.03	(2)	0.03	(2)	0.25	(2)	2.06	18
2015	164.21	3.14	15.63	18.77	(3.23)	(10.39)	(13.62)	169.36	11.89	1,972,254	0.03		0.03		0.24		1.87	12
2014	140.87	2.91	25.93	28.84	(3.02)	(2.48)	(5.50)	164.21	20.88	1,905,609	0.02		0.02		0.23		1.92	10
2013	113.85	2.77	28.02	30.79	(2.61)	(1.16)	(3.77)	140.87	27.55	2,214,088	0.03		0.03		0.23		2.18	14
2012	117.49	2.26	(3.78)	(1.52)	(2.12)	—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01	12
S&P 500 Index Fund
Class A
2016@	$11.60	$0.13	$0.57	$0.70	$(0.11)	$—	$(0.11)	$12.19	6.04%	$3,662,764	0.05%		0.05%		0.12%		2.15%	3%
2016	11.69	0.24	(0.06)	0.18	(0.24)	(0.03)	(0.27)	11.60	1.66	3,384,560	0.05	(2)	0.05	(2)	0.12	(2)	2.11	13
2015	10.68	0.23	1.01	1.24	(0.21)	(0.02)	(0.23)	11.69	11.71	3,194,844	0.04		0.04		0.11		2.03	15
2014(8)	10.00	0.09	0.63	0.72	(0.04)	—	(0.04)	10.68	7.27	836,591	0.04		0.04		0.11		2.02	3

**	Includes a return of capital of less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.46%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.46%, respectively.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.
(8)	Commenced operations on December 18, 2013. All ratios for the period have been annualized.
@	For the six-month period ended November 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	255

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2016 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Extended Market Index Fund
Class A
2016@	$12.30	$0.10	$1.29	$1.39	$(0.08)	$—	$(0.08)	$13.61	11.38%	$837,403	0.06%		0.06%		0.19%		1.59%	11%
2016	13.69	0.18	(0.98)	(0.80)	(0.18)	(0.41)	(0.59)	12.30	(5.66)	714,258	0.07	(2)	0.07	(2)	0.20	(2)	1.49	27
2015	12.74	0.17	1.27	1.44	(0.19)	(0.30)	(0.49)	13.69	11.61	737,363	0.06		0.06		0.19		1.30	19
2014	10.77	0.17	2.03	2.20	(0.14)	(0.09)	(0.23)	12.74	20.59	513,283	0.06		0.06		0.18		1.36	17
2013(3)	10.00	0.03	0.75	0.78	(0.01)	—	(0.01)	10.77	7.84	174,107	0.11		0.11		0.22		1.30	4
Small Cap Fund
Class A
2016@	$15.99	$0.09	$1.84	$1.93	$(0.06)	$—	$(0.06)	$17.86	12.13%	$533,241	0.45%		0.45%		0.72%		1.09%	56%
2016	19.06	0.17	(1.18)	(1.01)	(0.19)	(1.87)	(2.06)	15.99	(4.99)	502,222	0.46	(2),(4)	0.46	(2),(4)	0.72	(2),(4)	0.99	115
2015	17.95	0.11	1.62	1.73	(0.13)	(0.49)	(0.62)	19.06	9.86	683,624	0.48	(5)	0.48	(5)	0.72	(5)	0.61	113
2014	15.42	0.12	2.56	2.68	(0.15)	—	(0.15)	17.95	17.39	692,554	0.47		0.47		0.72		0.67	63
2013	12.04	0.13	3.42	3.55	(0.17)	—	(0.17)	15.42	29.71	778,976	0.47		0.47		0.71		1.01	85
2012	13.49	0.11	(1.47)	(1.36)	(0.09)	—	(0.09)	12.04	(10.11)	753,232	0.54		0.54		0.72		0.88	85
Small Cap II Fund
Class A
2016@	$11.14	$0.04	$1.19	$1.23	$(0.04)	$—	$(0.04)	$12.33	11.06%	$478,370	0.43%		0.43%		0.72%		0.76%	59%
2016	12.95	0.08	(0.89)	(0.81)	(0.08)	(0.92)	(1.00)	11.14	(6.07)	455,742	0.45	(2)	0.45	(2)	0.72	(2)	0.70	134
2015	12.50	0.06	1.42	1.48	(0.07)	(0.96)	(1.03)	12.95	12.58	373,858	0.46		0.46		0.72		0.49	107
2014	12.23	0.06	2.01	2.07	(0.07)	(1.73)	(1.80)	12.50	17.35	252,435	0.46	(6)	0.46	(6)	0.71	(6)	0.50	108
2013	9.62	0.09	2.64	2.73	(0.09)	(0.03)	(0.12)	12.23	28.54	221,697	0.48		0.48		0.72		0.88	113
2012(8)	10.00	0.02	(0.40)	(0.38)	—	—	—	9.62	(3.80)	62,066	0.59		0.59		0.78		1.07	9
Small/Mid Cap Equity Fund
Class A
2016@	$11.98	$0.06	$1.24	$1.30	$(0.04)	$—	$(0.04)	$13.24	10.90%	$1,744,846	0.45%		0.45%		0.72%		1.02%	43%
2016	14.89	0.12	(0.99)	(0.87)	(0.13)	(1.91)	(2.04)	11.98	(5.33)	1,642,784	0.46	(2)	0.46	(2)	0.72	(2)	0.93	104
2015	15.58	0.10	1.47	1.57	(0.10)	(2.16)	(2.26)	14.89	11.16	1,859,609	0.47		0.47		0.72		0.66	95
2014	15.69	0.09	2.87	2.96	(0.11)	(2.96)	(3.07)	15.58	20.09	1,829,276	0.46		0.46		0.71		0.55	54
2013	12.34	0.14	3.45	3.59	(0.15)	(0.09)	(0.24)	15.69	29.49	2,153,745	0.46		0.46		0.71		1.02	92
2012	13.62	0.09	(1.28)	(1.19)	(0.09)	—	(0.09)	12.34	(8.71)	1,981,358	0.49		0.49		0.72		0.77	84
U.S. Managed Volatility Fund
Class A
2016@	$13.92	$0.17	$0.50	$0.67	$(0.16)	$—	$(0.16)	$14.43	4.17%	$1,483,505	0.24%		0.24%		0.72%		2.43%	20%
2016	14.64	0.34	0.13	0.47	(0.35)	(0.84)	(1.19)	13.92	3.71	1,524,568	0.24	(2)	0.24	(2)	0.72	(2)	2.47	62
2015	14.74	0.34	1.52	1.86	(0.34)	(1.62)	(1.96)	14.64	13.33	1,414,638	0.24		0.24		0.72		2.27	58
2014	13.54	0.31	2.42	2.73	(0.31)	(1.22)	(1.53)	14.74	21.39	1,236,524	0.23		0.23		0.71		2.19	72
2013	11.39	0.32	2.37	2.69	(0.31)	(0.23)	(0.54)	13.54	24.19	1,145,980	0.24		0.24		0.71		2.55	41
2012	12.15	0.25	0.01	0.26	(0.21)	(0.81)	(1.02)	11.39	2.62	722,082	0.35		0.35		0.73		2.25	44

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on February 28, 2013. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.46%, 0.46% and 0.72%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.48%, 0.48% and 0.72%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.46%, 0.46% and 0.71%, respectively.
(7)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
@	For the six-month period ended November 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2016 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Global Managed Volatility Fund
Class A
2016@	$10.78	$0.14	$0.07		$0.21	$—	$—	$—	$10.99	1.95%	$1,054,060	0.27%		0.27%		0.77%		2.59%	21%
2016(2)	10.00	0.12	0.66		0.78	—	—	—	10.78	7.80	1,061,014	0.26	(3)	0.26	(3)	0.73	(3)	3.34	42
World Equity Ex-US Fund
Class A
2016@	$10.80	$0.10	$0.14		$0.24	$—	$—	$—	$11.04	2.22%	$7,134,635	0.32%		0.32%		0.62%		1.73%	29%
2016	12.68	0.23	(1.83)		(1.60)	(0.23)	(0.05)	(0.28)	10.80	(12.60)	6,923,937	0.33	(3)	0.33	(3)	0.63	(3)	2.11	50
2015	12.86	0.25	(0.03	)(4)	0.22	(0.25)	(0.15)	(0.40)	12.68	1.93	7,644,844	0.34		0.34		0.62		2.00	45
2014	11.51	0.24	1.40		1.64	(0.29)	—	(0.29)	12.86	14.31	6,723,128	0.34		0.34		0.62		2.01	46
2013	9.24	0.25	2.24		2.49	(0.22)	—	(0.22)	11.51	27.11	6,192,852	0.35		0.35		0.62		2.30	52
2012	11.71	0.23	(2.50)		(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45		0.45		0.63		2.28	56
Screened World Equity Ex-US Fund
Class A
2016@	$8.50	$0.07	$0.31		$0.38	$—	$—	$—	$8.88	4.47%	$87,654	0.36%		0.36%		0.79%		1.54%	27%
2016	9.52	0.17	(1.01)		(0.84)	(0.18)	—	(0.18)	8.50	(8.78)	82,836	0.35	(3)	0.35	(3)	0.79	(3)	2.01	41
2015	9.69	0.18	(0.19)		(0.01)	(0.16)	—	(0.16)	9.52	(0.04)	83,879	0.36		0.36		0.78		1.96	63
2014	8.66	0.16	1.04		1.20	(0.17)	—	(0.17)	9.69	13.87	77,117	0.44		0.44		0.85		1.75	45
2013	7.02	0.15	1.64		1.79	(0.15)	—	(0.15)	8.66	25.69	62,521	0.50		0.50		0.89		1.81	76
2012	9.01	0.13	(1.97)		(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74		0.74		0.93		1.63	76
Emerging Markets Equity Fund
Class A
2016@	$8.61	$0.08	$0.30		$0.38	$—	$—	$—	$8.99	4.41%	$1,036,477	0.63%		0.63%		1.17%		1.77%	41%
2016	10.01	0.14	(1.40)		(1.26)	(0.12)	(0.02)	(0.14)	8.61	(12.53)	935,399	0.70	(3)	0.70	(3)	1.24	(3)	1.67	105
2015(5)	10.00	0.10	(0.07	)(6)	0.03	(0.02)	—	(0.02)	10.01	0.33	591,963	0.65		0.65		1.16		1.57	103
Opportunistic Income Fund
Class A
2016@	$8.11	$0.11	$0.07		$0.18	$(0.11)	$—	$(0.11)	$8.18	2.21%	$2,197,916	0.26%		0.26%		0.52%		2.67%	21%
2016	8.25	0.22	(0.15)		0.07	(0.21)	—	(0.21)	8.11	0.93	2,129,669	0.26	(3)	0.26	(3)	0.52	(3)	2.67	35
2015	8.31	0.22	(0.06)		0.16	(0.22)	—	(0.22)	8.25	1.91	2,167,478	0.26		0.26		0.52		2.64	42
2014	8.26	0.19	0.02		0.21	(0.16)	—	(0.16)	8.31	2.59	1,875,851	0.24	(7)	0.24	(7)	0.52	(7)	2.34	121
2013	7.97	0.12	0.34		0.46	(0.17)	—	(0.17)	8.26	5.78	996,522	0.21		0.26		0.52		1.41	26
2012	7.95	0.15	0.04		0.19	(0.17)	—	(0.17)	7.97	2.49	218,959	0.41		0.41		0.53		1.94	58

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on January 29, 2016. All ratios for the period have been annualized.
(3)	The expense ratio includes proxy expenses outside the cap.
(4)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	Commenced operations on October 31, 2014. All ratios for the period have been annualized.
(6)	The amount shown for the year ended May 31, 2015, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.24%, 0.24% and 0.52%, respectively.
@	For the six-month period ended November 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	257

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2016 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2016@	$10.44	$0.13	$(0.17)	$(0.04)	$(0.13)	$—	$(0.13)	$10.27	(0.36)%	$5,481,897	0.12%		0.12%		0.37%		2.46%	160%
2016	10.62	0.28	0.02	0.30	(0.28)	(0.20)	(0.48)	10.44	2.97	5,264,859	0.13	(2)	0.13	(2)	0.37	(2)	2.66	364
2015	10.54	0.27	0.12	0.39	(0.28)	(0.03)	(0.31)	10.62	3.79	5,600,807	0.13		0.13		0.37		2.59	316
2014	10.54	0.29	0.05	0.34	(0.30)	(0.04)	(0.34)	10.54	3.36	5,910,306	0.12		0.12		0.36		2.78	329
2013	10.63	0.27	0.06	0.33	(0.29)	(0.13)	(0.42)	10.54	3.12	6,484,218	0.13		0.13		0.36		2.53	315
2012	10.39	0.34	0.47	0.81	(0.36)	(0.21)	(0.57)	10.63	7.98	7,081,317	0.14		0.14		0.37		3.21	386
High Yield Bond Fund
Class A
2016@	$8.53	$0.29	$0.33	$0.62	$(0.29)	$—	$(0.29)	$8.86	7.32%	$2,844,164	0.30%		0.30%		0.55%		6.59%	30%
2016	9.41	0.58	(0.81)	(0.23)	(0.58)	(0.07)	(0.65)	8.53	(2.17)	2,639,919	0.30	(2)	0.30	(2)	0.56	(2)	6.81	50
2015	9.96	0.58	(0.34)	0.24	(0.58)	(0.21)	(0.79)	9.41	2.63	2,516,770	0.30		0.30		0.56		6.09	55
2014	10.01	0.63	0.10	0.73	(0.62)	(0.16)	(0.78)	9.96	7.75	2,175,102	0.30		0.30		0.56		6.41	65
2013	9.30	0.71	0.69	1.40	(0.69)	—	(0.69)	10.01	15.46	2,162,551	0.30	(3)	0.30	(3)	0.56	(3)	7.23	72
2012	9.58	0.74	(0.29)	0.45	(0.72)	(0.01)	(0.73)	9.30	5.09	1,914,780	0.35	(4)	0.35	(4)	0.56	(4)	7.97	50
Long Duration Fund
Class A
2016@	$8.68	$0.17	$(0.33)	$(0.16)	$(0.17)	$—	$(0.17)	$8.35	(1.95)%	$2,480,616	0.15%		0.15%		0.37%		3.81%	32%
2016	8.92	0.36	0.14	0.50	(0.36)	(0.38)	(0.74)	8.68	6.19	2,775,237	0.15	(2)	0.15	(2)	0.37	(2)	4.23	72
2015	8.88	0.36	0.14	0.50	(0.36)	(0.10)	(0.46)	8.92	5.68	3,343,845	0.15		0.15		0.37		4.00	73
2014	8.75	0.36	0.17	0.53	(0.36)	(0.04)	(0.40)	8.88	6.41	4,021,437	0.15		0.15		0.37		4.28	105
2013	9.65	0.36	(0.25)	0.11	(0.36)	(0.65)	(1.01)	8.75	0.78	3,322,291	0.16		0.16		0.37		3.80	96
2012	8.83	0.41	1.42	1.83	(0.42)	(0.59)	(1.01)	9.65	21.70	5,497,375	0.20		0.20		0.37		4.45	121
Long Duration Credit Fund
Class A
2016@	$10.26	$0.20	$(0.34)	$(0.14)	$(0.20)	$—	$(0.20)	$9.92	(1.47)%	$3,128,323	0.15%		0.15%		0.37%		3.77%	30%
2016	10.18	0.41	0.30	0.71	(0.41)	(0.22)	(0.63)	10.26	7.37	3,333,806	0.15	(2)	0.15	(2)	0.37	(2)	4.15	74
2015	10.20	0.43	(0.02)	0.41	(0.43)	—	(0.43)	10.18	4.02	3,465,228	0.15		0.15		0.37		4.16	151
2014	9.93	0.44	0.32	0.76	(0.44)	(0.05)	(0.49)	10.20	8.10	2,820,257	0.15		0.15		0.36		4.56	115
2013(5)	10.00	0.39	—	0.39	(0.39)	(0.07)	(0.46)	9.93	3.75	2,082,952	0.15		0.15		0.36		4.08	100
Ultra Short Duration Bond Fund
Class A
2016@	$9.98	$0.04	$0.04	$0.08	$(0.07)	$—	$(0.07)	$9.99	0.83%	$534,220	0.12%		0.12%		0.22%		0.78%	101%
2016	10.01	0.11	(0.01)	0.10	(0.13)	—	(0.13)	9.98	1.01	535,629	0.12	(2)	0.12	(2)	0.22	(2)	1.08	103
2015	10.05	0.09	(0.02)	0.07	(0.11)	—	(0.11)	10.01	0.72	645,872	0.12		0.12		0.22		0.95	112
2014	10.04	0.09	0.02	0.11	(0.10)	—	(0.10)	10.05	1.13	718,199	0.11		0.11		0.21		0.87	118
2013	9.95	0.10	0.11	0.21	(0.12)	—	(0.12)	10.04	2.14	522,593	0.12		0.12		0.21		1.02	178
2012	9.99	0.11	(0.02)	0.09	(0.13)	—	(0.13)	9.95	0.86	298,223	0.16		0.16		0.21		1.14	222
Emerging Markets Debt Fund
Class A
2016@	$9.39	$0.29	$(0.22)	$0.07	$(0.02)	$—	$(0.02)	$9.44	0.76%	$1,920,526	0.42%		0.42%		0.94%		5.86%	42%
2016	9.65	0.56	(0.73)	(0.17)	(0.09)	—	(0.09)	9.39	(1.77)	1,935,751	0.43	(2)	0.43	(2)	0.95	(2)	6.19	77
2015	10.68	0.57	(1.22)	(0.65)	(0.38)	—	(0.38)	9.65	(6.17)	1,836,776	0.40		0.40		0.93		5.69	78
2014	11.11	0.60	(0.58)	0.02	(0.33)	(0.12)	(0.45)	10.68	0.44	1,596,100	0.45		0.45		0.95		5.86	100
2013	11.22	0.56	0.65	1.21	(0.84)	(0.48)	(1.32)	11.11	10.64	1,411,893	0.48		0.48		0.94		4.79	119
2012	11.60	0.73	(0.22)	0.51	(0.77)	(0.12)	(0.89)	11.22	4.67	1,114,918	0.55		0.55		0.93		6.43	55

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.56%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.
(5)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.
@	For the six-month period ended November 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutionals Investments Trust / Semi-Annual Report / November 30, 2016

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2016 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class A
2016@	$9.64	$0.13	$(0.05)		$0.08	$(0.07)		$—	$(0.07)	$9.65	0.81%	$148,482	0.08%		0.08%		0.29%		2.60%	14%
2016	9.59	0.08	(0.03)		0.05	—		—	—	9.64	0.52	149,972	0.08	(2)	0.08	(2)	0.29	(2)	0.87	80
2015	9.82	(0.07)	(0.09)		(0.16)	(0.07)		—	(0.07)	9.59	(1.60)	227,335	0.08		0.08		0.29		(0.77)	41
2014	9.86	0.05	0.04		0.09	(0.04)		(0.09)	(0.13)	9.82	0.96	207,578	0.08		0.08		0.29		0.52	49
2013	10.29	0.09	(0.10)		(0.01)	(0.18)		(0.24)	(0.42)	9.86	(0.15)	251,852	0.11		0.11		0.28		0.87	97
2012	10.67	0.29	(0.07)		0.22	(0.35)		(0.25)	(0.60)	10.29	2.15	281,861	0.20		0.20		0.28		2.75	96
Limited Duration Bond Fund
Class A
2016@	$10.00	$0.07	$(0.04)		$0.03	$(0.07)		$—	$(0.07)	$9.96	0.30%	$1,220,753	0.11%		0.11%		0.32%		1.36%	38%
2016	10.01	0.12	0.01		0.13	(0.13)		(0.01)	(0.14)	10.00	1.26	1,156,258	0.12		0.12		0.32		1.25	134
2015(3)	10.00	0.09	0.01		0.10	(0.09)		—	(0.09)	10.01	0.98	670,579	0.15		0.15		0.34		1.03	62
Intermediate Duration Credit Fund
Class A
2016@	$9.96	$0.13	$(0.16)		$(0.03)	$(0.13)		$—	$(0.13)	$9.80	(0.30)%	$1,436,807	0.15%		0.15%		0.32%		2.61%	70%
2016	9.82	0.26	0.14		0.40	(0.26)		—	(0.26)	9.96	4.16	1,440,434	0.15		0.15		0.32		2.66	181
2015(4)	10.00	0.03	(0.18)		(0.15)	(0.03	)**	—	(0.03)	9.82	(1.46)	1,600,117	0.20		0.20		0.35		2.03	122
Dynamic Asset Allocation Fund
Class A
2016@	$15.83	$0.17	$0.98		$1.15	$—		$—	$—	$16.98	7.26%	$2,203,796	0.07%		0.07%		0.66%		2.14%	4%
2016	16.97	0.33	(0.41)		(0.08)	(0.91)		(0.15)	(1.06)	15.83	(0.32)	2,079,154	0.08		0.08		0.67		2.08	12
2015	14.53	0.31	2.88		3.19	(0.75)		—	(0.75)	16.97	22.32	1,993,576	0.07		0.07		0.66		1.92	9
2014	12.81	0.27	1.69		1.96	(0.02)		(0.22)	(0.24)	14.53	15.49	1,557,322	0.07		0.07		0.66		1.99	11
2013	11.14	0.30	2.20		2.50	(0.35)		(0.48)	(0.83)	12.81	23.75	1,135,631	0.10		0.10		0.66		2.50	35
2012	11.26	(0.01)	0.39		0.38	—		(0.50)	(0.50)	11.14	3.73	552,649	0.50		0.50		0.67		(0.10)	140
Multi-Asset Real Return Fund
Class A
2016@	$8.28	$0.10	$(0.08)		$0.02	$—		$—	$—	$8.30	0.24%	$734,198	0.44	%(5)	0.44	%(5)	0.80	%(5)	2.31%	33%
2016	8.64	0.10	(0.38)		(0.28)	(0.08)		—	(0.08)	8.28	(3.19)	733,029	0.54	(6)	0.54	(6)	0.90	(6)	1.17	91
2015	9.30	0.03	(0.51)		(0.48)	(0.18	)***	—	(0.18)	8.64	(5.16)	730,812	0.43	(7)	0.43	(7)	0.80	(7)	0.29	99
2014	9.19	0.12	(0.01)		0.11	—		—	—	9.30	1.20	716,022	0.32	(8)	0.32	(8)	0.64	(8)	1.30	122
2013	9.25	0.11	(0.10	)(9)	0.01	(0.07	)**	—	(0.07)	9.19	0.07	303,899	0.32	(10)	0.32	(10)	0.66	(10)	1.11	49
2012(11)	10.00	0.10	(0.84)		(0.74)	(0.01)		—	(0.01)	9.25	(7.37)	140,063	0.41	(12)	0.41	(12)	0.66	(12)	1.23	58

**	Includes a return of capital of less than $0.01 per share.
***	Includes a return of capital of less than $0.02 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on July 31, 2014. All ratios for the period have been annualized.
(4)	Commenced operations on March 31, 2015. All ratios for the period have been annualized.
(5)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.62%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.67%, respectively.
(7)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.67%, respectively.
(8)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.62%, respectively.
(9)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(10)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.63%, respectively.
(11)	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(12)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively
@	For the six-month period ended November 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	259

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November 30, 2016

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

As of November 30, 2016, the Strategic U.S. Large Cap Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	261

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended November 30, 2016, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse repurchase agreements outstanding as of November 30, 2016 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Rate %	Value ($ Thousands)
$8,018	Chase Securities	0.48%	$8,018
25,393	Chase Securities	0.59	25,393
6,270	HSBC	0.47	6,270
11,520	HSBC	0.47	11,520
18,266	HSBC	0.78	18,266
21,422	HSBC	0.80	21,422
19,352	Merrill Lynch	0.51	19,352
11,694	Merrill Lynch	0.85	11,694
34,039	Merrill Lynch	0.85	34,039

			$155,974

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies,

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	263

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2016, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2016, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Dynamic Asset Allocation Funds had options/swaption contracts as of November 30, 2016, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2016, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2016,

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November 30, 2016

if applicable. As of November 30, 2016, the Multi-Asset Real Return Fund held short positions.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2016, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis.

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being

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November 30, 2016

restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which ,ay include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit

Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2016, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2016, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (Escrow Security)	$2,600	11/30/10	11/30/10	$—	$—	0.00%

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of November 30, 2016, the Multi-Asset Real Return Fund is the buyer (“receiving protection”) on a total notional amount of $1.4 million. Additionally, the Core Fixed Income, High Yield Bond and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $1.9 million, $14.1 million and $4.6 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Core Fixed Income Fund Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$13,147	$—	$—	$—	$13,147
Maximum potential amount of future payments	1,920,000	—	—	—	1,920,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

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November 30, 2016

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)
0-100	$—	$—	$1,920,000	$—	$—	$1,920,000
> 101	—	—	—	—	—	—
Total	$—	$—	$1,920,000	$—	$—	$1,920,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

High Yield Bond Fund Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$—	$—	$377,379	$354,228	$731,607
Maximum potential amount of future payments	—	—	6,700,000	7,400,000	14,100,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)
0-100	$—	$—	$—	$—	$—	$—
301-400	—	—	6,700,000	7,400,000	—	14,100,000
Total	$—	$—	$6,700,000	$7,400,000	$—	$14,100,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$8,387	$—	$(316,496)	$—	$(308,109)
Maximum potential amount of future payments	382,161	—	4,264,000	—	4,646,161
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)
0-100	$170,000	$—	$212,161	$—	$—	$382,161
301-400	—	—	—	—	4,264,000	4,264,000
Total	$170,000	$—	$212,161	$—	$4,264,000	$4,646,161

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2016 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on swaps contracts	$229	*	Net Assets — Unrealized depreciation on futures contracts	$41	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,789		Unrealized loss on forward foreign currency contracts	149

Total derivatives not accounted for as hedging instruments		$2,018			$190

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$2,006	*	Net Assets — Unrealized depreciation on futures contracts	$1,507	*
	Net Assets — Unrealized appreciation on swap contracts	3,294	†	Net Assets — Unrealized depreciation on swap contracts	2,194	†
	Options purchased, at value	12		Options Written, at value	303
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	3	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	8,203		Unrealized loss on forward foreign currency contracts	373

Total derivatives not accounted for as hedging instruments		$13,515			$4,380

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$317	*	Net Assets — Unrealized depreciation on futures contracts	$371	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	1,688	†

Total derivatives not accounted for as hedging instruments		$317			$1,539

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$239	*	Net Assets — Unrealized depreciation on futures contracts	$571	*
	Net Assets — Unrealized appreciation on swap contracts	1,727	†	Net Assets — Unrealized depreciation on swap contracts	4,955	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	28,153		Unrealized loss on forward foreign currency contracts	22,136

Total derivatives not accounted for as hedging instruments		$30,119			$27,662

Dynamic Asset Allocation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$5,265	†	Net Assets — Unrealized depreciation on Swaps contracts	$—
Equity Contracts	Net Assets — Unrealized appreciation on futures contracts	9,070	*	Net Assets — Unrealized depreciation on futures contracts	1,441	*
Foreign exchange contracts	Options purchased, at value	7,305		Options written, at value	—

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NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

	Asset Derivatives			Liability Derivatives
	Unrealized gain on forward foreign currency contracts	23,476		Unrealized loss on forward foreign currency contracts	6,813

Total derivatives not accounted for as hedging instruments		$45,116			$8,254

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$61	*	Net Assets — Unrealized depreciation on futures contracts	$23	*
	Net Assets — Unrealized appreciation on swap contracts	1,399	†	Net Assets — Unrealized depreciation on swap contracts	1,636	†
Equity Contracts	Net Assets — Unrealized appreciation on futures contracts	418	*	Net Assets — Unrealized depreciation on futures contracts	249	*
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	26	†	Net Assets — Unrealized depreciation on swap contracts	100	†
Commodity Contracts	Net Assets — Unrealized appreciation on futures contracts	3,628	*	Net Assets — Unrealized depreciation on futures contracts	3,567	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,065		Unrealized loss on forward foreign currency contracts	443

Total derivatives not accounted for as hedging instruments		$8,597			$6,018

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2016.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Equity contracts	$—	$—	$2,751	$—	$—	$2,751
Foreign exchange contracts	—	—	—	10,054	—	10,054
Total	$—	$—	$2,751	$10,054	$—	$12,805
Core Fixed Income Fund
Interest rate contracts	$—	$(933)	$11,095	$—	$(4,438)	$5,724
Foreign exchange contracts	—	—	(85)	(3,718)	—	(3,803)
Credit contracts	—	—	—	—	94	94
Total	$—	$(933)	$11,010	$(3,718)	$(4,344)	$2,015
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(677)	$—	$(900)	$(1,577)
Foreign exchange contracts	—	—	—	(21,018)	—	(21,018)
Credit contracts	—	—	—	—	(1,645)	(1,645)
Total	$—	$—	$(677)	$(21.018)	$(2,545)	$(24,240)
Dynamic Asset Allocation Fund
Interest Rates	$—	$—	$(1,532)	$—	$10,053	$8,521
Foreign exchange contracts	—	—	—	1,867	—	1,867
Equity contracts	—	(1,568)	5,538	—	—	3,970
Total	$—	$(1,568)	$4,006	$1,867	$10,053	$14,358

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Real Return Fund
Interest Rates	$(43)	$—	$19	$—	$(193)	$(217)
Foreign exchange contracts	—	—	—	(273)	—	(273)
Credit contracts	—	—	—	—	11	11
Equity contracts	—	—	(1,642)	—	—	(1,642)
Commodity contracts	—	(156)	7,526	—	—	7,370
Total	$(43)	$(156)	$5,903	$(273)	$(182)	$5,249

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$312	$884	$—	$8,866	$10,062
Foreign exchange contracts	—	—	7,439	—	7,439
Credit contracts	—	—	—	(107)	(107)
Total	$312	$884	$7,439	$8,759	$17,394
Emerging Markets Debt Fund
Interest rate contracts	$—	$(275)	$—	$95	$(180)
Foreign exchange contracts	—	—	11,320	—	11,320
Credit contracts	—	—	—	72	72
Total	$—	$(275)	$11,320	$167	$11,212
Dynamic Asset Allocation Fund
Interest Rates	$—	$160	$—	$(1,119)	$(959)
Foreign exchange contracts	5,205	—	7,805	—	13,010
Equity contracts	1,289	4,553	—	—	5,842
Total	$6,494	$4,713	$7,805	$(1,119)	$17,893
Multi-Asset Real Return Fund
Interest Rates	$—	$7	$—	$1,610	$1,617
Foreign exchange contracts	—	—	2,775	—	2,775
Credit contracts	—	—	—	(210)	(210)
Equity contracts	—	974	—	—	974
Commodity contracts	69	(7,091)	—	—	(7,022)
Total	$69	$(6,110)	$2,775	$1,400	$(1,866)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements

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NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of November 30, 2016 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Fund	$—	$—	$—	$—	$—	$174	$—	$174
Large Cap Disciplined Equity Fund	—	—	—	—	—	40	—	40
Large Cap Index Fund	—	—	—	—	—	101	—	101
S&P 500 Index Fund	—	—	—	—	—	215	—	215
Extended Market Index Fund	—	—	—	—	—	93	—	93
Small Cap II Fund	—	—	—	—	—	68	—	68
U.S. Managed Volatility Fund	—	—	—	—	—	78	—	78
Global Managed Volatility Fund	—	36	—	36	—	49	—	49
World Equity Ex-US Fund	—	362	—	362	—	22	—	22
Screened World Equity Ex-US Fund	—	9	—	9	—	1	—	1
Opportunistic Income Fund	—	69	—	69	—	3	—	3
Core Fixed Income Fund	12	2,844	724	3,580	303	1,749	45	2,097
High Yield Bond Fund	—	—	20	20	—	—	—	—
Long Duration Fund	—	915	57	972	—	1,850	—	1,850
Long Duration Credit Fund	—	1,512	—	1,512	—	1,237	—	1,237
Ultra Short Duration Bond Fund	—	26	—	26	—	9	—	9
Emerging Markets Debt Fund	—	211	—	211	—	1,411	45	1,456
Limited Duration Bond Fund	—	—	—	—	—	2	—	2
Intermediate Duration Credit Fund	—	233	—	233	—	—	—	—
Dynamic Asset Allocation Fund	7,305	692	—	7,997	—	1	—	1
Multi-Asset Real Return Fund	—	3,911	257	4,168	—	652	85	737

Securities with an aggregate fair market value of $447 ($ Thousands) have been pledged and $97,147 ($ Thousands) has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2016.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2016 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Brown Brothers Harriman	$1,789	$—	$—	$1,789	$149	$—	$—	$—	$149	$1,640	$—	$1,640
Total Over the Counter	$1,789	$—	$—	$1,789	$149	$—	$—	$—	$149

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$41	$—	$—	$—	$41	$(41)	$—	$(41)
Barclays PLC	150	—	—	150	—	—	—	—	—	150	—	150
Citigroup	2,528	—	—	2,528	332	—	467	—	799	1,729	—	1,729
Goldman Sachs	—	—	13	13	—	—	—	—	—	13	—	13
JPMorgan Chase Bank	3,241	—	—	3,241	—	—	—	—	—	3,241	—	3,241
UBS	53	—	—	53	—	—	—	—	—	53	—	53
US Bank	2,231	—	—	2,231	—	—	—	—	—	2,231	—	2,231
Total Over the Counter	$8,203	$—	$13	$8,216	$373	$—	$467	$—	$839

	Financial Derivative Assets				Financial Derivative Liabilities
Long Duration Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Citigroup	$—	$—	$—	$—	$—	$—	$310	$—	$310	$310	$—	$310
Total Over the Counter	$—	$—	$—	$—	$—	$—	$310	$—	$310

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$1,596	$—	$—	$1,596	$203	$—	$—	$—	$203	$1,393	$—	$1,393
Barclays PLC	383	—	—	383	330	—	—	—	330	53	—	53
BT Brokerage	238	—	—	238	1,069	—	—	—	1,069	(831)	—	(831)
Citigroup	12,134	—	11	12,145	6,859	—	—	—	6,859	5,286	—	5,286
Goldman Sachs	4,394	—	1,603	5,997	3,335	—	1,562	—	4,897	1,100	1,310	2,410
HSBC	655	—	—	655	654	—	—	—	654	1	2,500	2,501
JPMorgan Chase Bank	7,877	—	113	7,990	6,312	—	3,393	—	9,705	(1,715)	—	(1,715)
Standard Bank	865	—	—	865	3,345	—	—	—	3,345	(2,480)	—	(2,480)
UBS	9	—	—	9	27	—	—	—	27	(18)	—	(18)
Total Over the Counter	$28,151	$—	$1,727	$29,878	$22,134	$—	$4,955	$—	$27,089

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$605	$—	$876	$1,481	$6,784	$—	$—	$—	$6,784	$(5,303)	$—	$(5,303)
BNP Paribas	—	—	4,389	4,389	—	—	—	—	—	4,389	—	4,389
Goldman Sachs	324	—	—	324	—	—	—	—	—	324	—	324
Jefferies LLC	10,543	—	—	10,543	—	—	—	—	—	10,543	—	10,543

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	275

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
JPMorgan Chase Bank	5,934	—	—	5,934	—	—	—	—	—	5,934	—	5,934
Morgan Stanley	5,927	—	—	5,927	29	—	—	—	29	5,898	—	5,898
Standard Chartered	143	—	—	143	—	—	—	—	—	143	—	143
Total Over the Counter	$23,476	$—	$5,265	$28,741	$6,813	$—	$—	$—	$6,813

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$7	$7	$—	$—	$—	$—	$—	$7	$—	$7
Barclays PLC	41	—	—	41	21	—	2	—	23	18	—	18
BNP Paribas	21	—	—	21	2	—	—	—	2	19	—	19
Brown Brothers Harriman	9	—	—	9	—	—	—	—	—	9	—	9
Citibank	1,594	—	—	1,594	—	—	98	—	98	1,496	—	1,496
Chase Securities	—	—	—	—	—	—	—	33,411	33,411	(33,411)	33,307	(104)
Credit Suisse	—	—	5	5	—	—	178	—	178	(173)	—	(173)
Deutsche Bank	—	—	1	1	—	—	41	—	41	(40)	—	(40)
Goldman Sachs	43	—	—	43	386	—	97	—	483	(440)	—	(440)
HSBC	43	—	—	43	31	—	—	57,478	57,509	(57,466)	57,188	(278)
JPMorgan Chase Bank	14	—	—	14	—	—	—	—	—	14	—	14
Merrill Lynch	—	—	—	—	—	—	—	65,085	65,085	(65,085)	65,167	82
Morgan Stanley	66	—	—	66	—	—	60	—	60	6	—	6
RBC	30	—	—	30	—	—	—	—	—	30	—	30
Standard Chartered	1,204	—	—	1,204	3	—	—	—	3	1,201	—	1,201
Total Over the Counter	$3,065	$—	$13	$3,078	$443	$—	$476	$155,974	$156,893

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.
(2)	Excess collateral pledged is not shown for financial reporting purposes.

Securities with an aggregate fair market value of $155,215 ($ Thousands) have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of November 30, 2016.

Written options transactions entered into during the period ended November 30, 2016, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	321	$100
Written	6,910	2,693
Expired	(2,524)	(959)
Closing buys	(3,270)	(1,331)
Balance at the end of period	1,437	$503

As of November 30, 2016, the Funds had cash and/or securities at least equal to the value of written options.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2016 ($ Thousands)	% of Total Net Assets at November 30, 2016
Dynamic Asset Allocation Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$7,423	0.3%
Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$148,918	20.3%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2016, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.18%
Large Cap Diversified Alpha Fund	0.40	0.22
Large Cap Disciplined Equity Fund	0.40	0.17
Large Cap Index Fund	0.17	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.04

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Small Cap Fund	0.65%	0.45%
Small Cap II Fund	0.65	0.43
Small/Mid Cap Equity Fund	0.65	0.44
U.S. Managed Volatility Fund	0.65	0.22
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.31
Screened World Equity Ex-US Fund	0.65	0.26
Emerging Markets Equity Fund	1.05	0.56
Opportunistic Income Fund	0.45	0.24
Core Fixed Income Fund	0.30	0.11
High Yield Bond Fund	0.4875	0.28
Long Duration Fund	0.30	0.13
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund	0.85	0.38
Real Return Fund	0.22	0.06
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06
Multi-Asset Real Return Fund	0.55	0.24

As of November 30, 2016, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AJO, LP
AQR Capital Management, LLC
Brown Advisory LLC
Jackson Square Partners, LLC
LSV Asset Management
Waddell & Reed Investment Management Company
Large Cap Diversified Alpha Fund
AQR Capital Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Jackson Square Partners, LLC
Parametric Portfolio Associates LLC
Large Cap Disciplined Equity Fund
Analytic Investors, LLC
INTECH Investment Management, LLC
Lazard Asset Management LLC
OppenheimerFunds, Inc.
Quantitative Management Associates, LLC
Large Cap Index Fund
SSGA Funds Management, Inc.
S&P 500 Index Fund
SSGA Funds Management, Inc.
Extended Market Index Fund
SSGA Funds Management, Inc.
Small Cap Fund
AQR Capital Management, LLC

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	277

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

Axiom International Investors, LLC
Boston Partners Global Investors Inc.
EAM Investors, LLC
Falcon Point Capital, LLC
LSV Asset Management
William Blair & Company, L.L.C.
Small Cap II Fund
AQR Capital Management, LLC
Arrowpoint Asset Management LLC
EAM Investors, LLC
Falcon Point Capital, LLC
LMCG Investments, LLC
Mesirow Financial Investment Management, Inc.
Snow Capital Management, L.P.
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
Arrowpoint Asset Management, LLC
Axiom International Investors, LLC
Boston Partners Global Investors Inc.
Castle Ark Management, LLC
Falcon Point Capital, LLC
Integrity Asset Management
LMCG Investments, LLC
LSV Asset Management
Victory Capital Management Inc.
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
LSV Asset Management
World Equity Ex-US Fund
Acadian Asset Management LLC
Bailie Gifford Overseas Ltd
BlackRock International, Ltd.
EARNEST Partners LLC
J O Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
Baillie Gifford Overseas, Ltd.
EARNEST Partners LLC
McKinley Capital Management, LLC
Emerging Markets Equity Fund
AllianceBernstein L.P.
Causeway Capital Management LLC
J O Hambro Capital Management Limited
KBI Global Investors (North America) Ltd.
RWC Asset Advisor (US) LLC
WCM Investment Management

Opportunistic Income Fund
Ares Management, LLC
Declaration Management & Research, LLC
Schroder Investment Management North America Inc.
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management, LLC
Wells Capital Management, Incorporated
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Benefit Street Partners, LLC
Brigade Capital Management, LP
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management LLC
Long Duration Credit Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Logan Circle Partners, L.P.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Investec Asset Management Ltd.
Neuberger Berman Investment Advisers, LLC
Stone Harbor Investment Partners, L.P.
Limited Duration Bond Fund
Logan Circle Partners, L.P.
Metropolitan West Asset Management LLC
Intermediate Duration Credit Fund
Income Research & Management
Legal & General Investment Management America Inc.
Logan Circle Partners, L.P.
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Asset Real Return Fund
AllianceBernstein L.P.
QS Investors, LLC

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2016, were as follows ($ Thousands):

Large Cap Fund	$3
Large Cap Disciplined Equity Fund	4
Small Cap Fund	15
Small Cap II Fund	21
Small/Mid Cap Equity Fund	1
World Equity Ex-US Fund	31

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility and Intermediate Duration Credit Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2016, were as follows ($ Thousands):

Large Cap Fund	$284
Small Cap Fund	210
Small/Mid Cap Equity Fund	534
Global Managed Volatility Fund	685
U.S. Managed Volatility Fund	1,085

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2016, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security —The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government

Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is a summary of the transactions with affiliates for the period ended November 30, 2016 ($ Thousands):

SEI Liquidity Fund, L.P.	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
Large Cap Fund	$37,502	$(58,800)	$19,234	$157
Large Cap Disciplined Equity Fund	48,414	(52,032)	20,865	284
Large Cap Index Fund	23,864	(26,284)	18,470	190
S&P 500 Index Fund	37,800	(46,699)	17,633	97
Extended Market Index Fund	47,092	(32,487)	57,203	609
Small Cap Fund	18,565	(14,512)	26,280	200
Small Cap II Fund	35,753	(26,104)	43,486	198
Small/Mid Cap Equity Fund	47,536	(80,560)	119,961	640
World Equity Ex-US Fund	254,026	(303,231)	313,007	2,082

SEI Daily Income Trust, Prime Obligation Fund	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
Large Cap Fund	$4,208	$(66,335)	$—	$1
Large Cap Diversified Alpha Fund	185	(3,753)	—	—
Large Cap Disciplined Equity Fund	6,199	(158,111)	—	1
Large Cap Index Fund	37,540	(77,113)	—	—
S&P 500 Index Fund	37,945	(98,843)	—	1
Extended Market Index Fund	3,844	(18,423)	—	—
Small Cap Fund	4,813	(31,706)	—	—
Small Cap II Fund	4,092	(25,161)	—	—
Small/Mid Cap Equity Fund	4,052	(82,877)	—	—
U.S. Managed Volatility Fund	6,912	(10,506)	—	—
Global Managed Volatility Fund	9,725	(64,223)	—	7
World Equity Ex-US Fund	129,125	(326,340)	—	23
Screened World Equity Ex- US Fund	62	(2,146)	—	—
Emerging Markets Equity Fund	11,321	(14,215)	—	1
Opportunistic Income Fund	59,855	(127,428)	—	13
Core Fixed Income Fund	291,198	(360,370)	—	22
High Yield Bond Fund	54,672	(175,341)	—	18
Long Duration Fund	56,059	(93,419)	—	7
Long Duration Credit Fund	79,279	(121,140)	—	33
Ultra Short Duration Bond Fund	21,176	(23,144)	—	—
Limited Duration Bond Fund	96,532	(103,043)	—	4
Intermediate Duration Credit Fund	38,845	(82,259)	—	6

SEI Common Stock	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
Large Cap Index Fund	$60	$—	$615	$3
Extended Market Index Fund	221	(225)	1,138	7

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	279

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

SEI Daily Income Trust, Government Fund	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
Large Cap Fund	$394,766	$(326,829)	$67,937	$65
Large Cap Diversified Alpha Fund	13,044	(10,182)	2,862	3
Large Cap Disciplined Equity Fund	616,047	(450,638)	165,409	147
Large Cap Index Fund	232,405	(204,299)	28,106	45
S&P 500 Index Fund	326,246	(251,903)	74,343	71
Extended Market Index Fund	115,268	(91,891)	23,377	22
Small Cap Fund	134,226	(112,808)	21,418	20
Small Cap II Fund	114,633	(90,279)	24,354	20
Small/Mid Cap Equity Fund	372,429	(306,991)	65,438	65
U.S. Managed Volatility Fund	145,348	(126,231)	19,117	27
Global Managed Volatility Fund	120,446	(79,784)	40,662	39
World Equity Ex-US Fund	542,853	(469,271)	73,582	128
Screened World Equity Ex- US Fund	6,380	(4,031)	2,349	1
Emerging Markets Equity Fund	73,344	(69,378)	3,966	6
Opportunistic Income Fund	452,293	(360,752)	91,541	61
Core Fixed Income Fund	1,799,805	(1,571,999)	227,806	129
High Yield Bond Fund	660,639	(580,684)	79,955	109
Long Duration Fund	354,680	(345,325)	9,355	21
Long Duration Credit Fund	374,467	(348,871)	25,596	6
Ultra Short Duration Bond Fund	100,005	(98,814)	1,191	3
Limited Duration Bond Fund	299,683	(286,495)	13,188	12
Intermediate Duration Credit Fund	272,570	(252,022)	20,548	23

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate.

During and at the period ended November 30, 2016, the Trust did not borrow funds from SEI Institutional Managed Trust, Multi-Asset Accumulation Fund.

At November 30, 2016, the Trust had no outstanding borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued	4,522	18,834	399	1,634	14,959	27,859	1,176	3,582
Shares Issued in Lieu of Dividends and Distributions	750	17,001	—	1,579	2,119	40,864	117	695
Shares Redeemed	(15,284)	(28,840)	(623)	(1,459)	(33,603)	(74,856)	(1,070)	(3,055)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(10,012)	6,995	(224)	1,754	(16,525)	(6,133)	223	1,222

	S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued	24,024	66,483	8,652	15,048	1,154	2,905	2,264	20,766
Shares Issued in Lieu of Dividends and Distributions	2,645	6,627	396	2,678	110	3,466	135	2,823
Shares Redeemed	(17,816)	(54,692)	(5,621)	(13,492)	(2,814)	(10,827)	(4,492)	(11,555)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	8,853	18,418	3,427	4,234	(1,550)	(4,456)	(2,093)	12,034

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund(1)			World Equity Ex-US Fund
	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	1/29/2016 to 5/31/2016		6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued	7,271	13,939	7,958	43,538	12,478	121,441		52,111	129,197
Shares Issued in Lieu of Dividends and Distributions	464	20,663	1,193	9,956	—	—		—	15,224
Shares Redeemed	(13,098)	(22,342)	(15,856)	(40,619)	(14,968)	(23,034)		(46,955)	(106,454)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(5,363)	12,260	(6,705)	12,875	(2,490)	98,407		5,156	37,967

			Screened World Equity Ex-US Fund		Emerging Markets Equity Fund			Opportunistic Income Fund
			6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016		6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued			567	1,581	14,350	58,292		18,830	41,392
Shares Issued in Lieu of Dividends and Distributions			—	129	—	1,545		3,395	6,774
Shares Redeemed			(445)	(775)	(7,692)	(10,369)		(15,851)	(48,311)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions			122	935	6,658	49,468		6,374	(145)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund			Long Duration Credit Fund
	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016		6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued	89,351	100,693 (2)	29,673	75,177	10,893	53,155		783	34,900 (2)
Shares Issued in Lieu of Dividends and Distributions	6,621	23,419	10,185	20,813	5,747	28,777		5,999	20,357
Shares Redeemed	(66,703)	(147,078)	(28,440)	(54,082)	(39,329)	(137,160	)(3)	(16,559)	(70,602)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	29,269	(22,966)	11,418	41,908	(22,689)	(55,228)		(9,777)	(15,345)

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund			Limited Duration Bond Fund
	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016		6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued	9,730	26,044	13,375	50,673	1,644	9,101		19,957	68,270
Shares Issued in Lieu of Dividends and Distributions	362	830	455	1,782	99	—		811	1,225
Shares Redeemed	(10,275)	(37,724)	(16,378)	(36,683)	(1,911)	(17,250)		(13,802)	(20,891)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(183)	(10,850)	(2,548)	15,772	(168)	(8,149)		6,966	48,604

			Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund			Multi-Asset Real Return Fund
			6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016	6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016		6/1/2016 to 11/30/2016 (Unaudited)	6/1/2015 to 5/31/2016
Class A:
Shares Issued			4,435	32,843	9,183	28,244		5,723	23,380
Shares Issued in Lieu of Dividends and Distributions			1,581	4,152	—	7,787		—	818
Shares Redeemed			(4,081)	(55,237)	(10,762)	(22,164)		(5,844)	(20,202)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions			1,935	(18,242)	(1,579)	13,867		(121)	3,996
(1)	Fund commenced operations on January 29, 2016.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).
(3)	Includes redemptions as a result of an in-kind transfer of securities (see Note 11).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	281

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2016, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$592,526	$592,526
Sales	—	787,736	787,736
Large Cap Diversified Alpha Fund
Purchases	—	16,232	16,232
Sales	—	17,373	17,373
Large Cap Disciplined Equity Fund
Purchases	—	1,665,807	1,665,807
Sales	—	1,842,724	1,842,724
Large Cap Index Fund
Purchases	—	167,137	167,137
Sales	—	113,496	113,496
S&P 500 Index Fund
Purchases	—	190,405	190,405
Sales	—	99,260	99,260
Extended Market Index Fund
Purchases	—	123,453	123,453
Sales	—	82,203	82,203
Small Cap Fund
Purchases	—	273,749	273,749
Sales	—	286,838	286,838
Small Cap II Fund
Purchases	—	259,560	259,560
Sales	—	284,609	284,609
Small/Mid Cap Equity Fund
Purchases	—	687,151	687,151
Sales	—	755,399	755,399
U.S. Managed Volatility Fund
Purchases	—	303,615	303,615
Sales	—	410,386	410,386
Global Managed Volatility Fund
Purchases	—	243,692	243,692
Sales	—	215,734	215,734
World Equity Ex-US Fund
Purchases	—	2,213,150	2,213,150
Sales	—	1,984,330	1,984,330
Screened World Equity Ex-US Fund
Purchases	—	24,466	24,466
Sales	—	22,205	22,205
Emerging Markets Equity Fund
Purchases	—	486,757	486,757
Sales	—	404,688	404,688
Opportunistic Income Fund
Purchases	50,334	191,441	241,775
Sales	47,689	270,568	318,257
Core Fixed Income Fund
Purchases	7,855,575	992,201	8,847,776
Sales	7,445,593	996,847	8,442,776
High Yield Bond Fund
Purchases	—	858,740	858,740
Sales	—	715,235	715,235

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Long Duration Fund
Purchases	633,903	222,819	856,722
Sales	588,293	411,066	999,359
Long Duration Credit Fund
Purchases	470,450	508,163	978,613
Sales	499,620	564,404	1,064,024
Ultra Short Duration Bond Fund
Purchases	97,967	63,016	160,983
Sales	104,356	77,667	182,023
Emerging Markets Debt Fund
Purchases	146,012	639,860	785,872
Sales	93,126	685,420	778,546
Real Return Fund
Purchases	20,106	—	20,106
Sales	32,127	—	32,127
Limited Duration Bond Fund
Purchases	290,400	194,976	485,376
Sales	261,758	114,749	376,507
Intermediate Duration Credit Fund
Purchases	553,384	467,948	1,021,332
Sales	563,096	424,401	987,497
Dynamic Asset Allocation Fund
Purchases	—	86,282	86,282
Sales	—	88,140	88,140
Multi-Asset Real Return Fund
Purchases	122,153	55,179	177,332
Sales	145,915	68,687	214,602

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. While the private letter ruling request is pending with the IRS, the Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2016 were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2016	$35,569	$292,539	$—	$328,108
	2015	59,060	186,918	—	245,978
Large Cap Diversified Alpha Fund
	2016	2,805	18,406	365	21,576
	2015	1,987	2,247	—	4,234
Large Cap Disciplined Equity Fund
	2016	159,971	348,292	—	508,263
	2015	123,271	508,968	—	632,239
Large Cap Index Fund
	2016	40,817	67,747	—	108,564
	2015	43,351	106,205	—	149,556
S&P 500 Index Fund
	2016	70,828	4,237	—	75,065
	2015	32,451	1,115	—	33,566
Extended Market Index Fund
	2016	13,527	18,708	—	32,235
	2015	17,020	4,377	—	21,397
Small Cap Fund
	2016	8,250	54,149	—	62,399
	2015	4,749	17,304	—	22,053
Small Cap II Fund
	2016	5,957	25,875	—	31,832
	2015	5,493	18,511	—	24,004

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	283

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Small/Mid Cap Equity Fund
	2016	$32,327	$210,982	$—	$243,309
	2015	56,049	206,547	—	262,596
U.S. Managed Volatility Fund
	2016	47,909	87,357	—	135,266
	2015	64,197	102,025	—	166,222
Global Managed Volatility Fund
	2016	—	—	—	—
World Equity Ex-US Fund
	2016	138,753	30,136	—	168,889
	2015	135,664	82,563	—	218,227
Screened World Equity Ex-US Fund
	2016	1,667	—	—	1,667
	2015	1,372	—	—	1,372
Emerging Markets Equity Fund
	2016	12,926	—	—	12,926
	2015	668	—	—	668
Opportunistic Income Fund
	2016	56,898	—	—	56,898
	2015	51,651	—	—	51,651
Core Fixed Income Fund
	2016	209,971	36,870	—	246,841
	2015	181,213	—	—	181,213
High Yield Bond Fund
	2016	181,482	54	—	181,536
	2015	148,070	39,852	—	187,922
Long Duration Fund
	2016	198,920	52,551	—	251,471
	2015	190,776	8,164	—	198,940
Long Duration Credit Fund
	2016	172,839	28,467	—	201,306
	2015	131,283	—	—	131,283
Ultra Short Duration Bond Fund
	2016	8,407	—	—	8,407
	2015	8,484	—	—	8,484
Emerging Markets Debt Fund
	2016	16,885	—	—	16,885
	2015	62,267	—	—	62,267
Real Return Fund
	2016	—	—	—	—
	2015	1,584	—	—	1,584
Limited Duration Bond Fund
	2016	12,469	11	—	12,480
	2015	2,937	—	—	2,937
Intermediate Duration Credit Fund
	2016	40,672	—	—	40,672
	2015	4,969	—	129	5,098
Dynamic Asset Allocation Fund
	2016	124,343	1,111	—	125,454
	2015	84,817	—	—	84,817
Multi-Asset Real Return Fund
	2016	7,020	—	—	7,020
	2015	12,380	—	2,378	14,758

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

As of May 31, 2016, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$4,109	$44,075	$—	$—	$—	$335,494	$—	$383,678
Large Cap Diversified Alpha Fund	—	—	—	(1,033)	—	4,285	(10)	3,242
Large Cap Disciplined Equity Fund	5,323	26,555	—	—	—	451,316	(3,843)	479,351
Large Cap Index Fund	6,181	22,236	—	—	—	785,906	(1,801)	812,522
S&P 500 Index Fund	8,455	—	(6,150)	—	—	156,023	(3,017)	155,311
Extended Market Index Fund	2,154	12,119	—	—	—	10,986	(1,066)	24,193
Small Cap Fund	422	—	—	(7,949)	—	33,413	(161)	25,725
Small Cap II Fund	336	—	—	(14,693)	—	25,613	(468)	10,788
Small/Mid Cap Equity Fund	5,857	22,060	—	—	—	153,043	(378)	180,582
U.S. Managed Volatility Fund	3,558	31,627	—	—	—	220,459	(251)	255,393
Global Managed Volatility Fund	9,693	1,193	—	—	—	65,964	(1,202)	75,648
World Equity Ex-US Fund	71,194	—	(150,020)	(189,602)	—	101,493	(3,219)	(170,154)
Screened World Equity Ex-US Fund	894	—	(9,959)	(1,588)	—	(2,287)	(18)	(12,958)
Emerging Markets Equity Fund	8,218	—	(10,824)	(27,354)	—	(35,733)	(5)	(65,698)
Opportunistic Income Fund	18,335	—	(57,789)	(8,121)	—	(23,445)	(731)	(71,751)
Core Fixed Income Fund	37,524	—	—	—	—	91,179	(34,165)	94,538
High Yield Bond Fund	31,342	—	(71,296)	—	—	(178,826)	(15,365)	(234,145)
Long Duration Fund	39,247	1,055	—	—	—	168,686	(44,377)	164,611
Long Duration Credit Fund	10,718	—	(25,325)	—	—	95,798	(11,381)	69,810
Ultra Short Duration Bond Fund	674	—	(3,390)	—	—	(568)	(748)	(4,032)
Emerging Markets Debt Fund	2,695	—	(45,790)	—	—	(165,224)	(13,593)	(221,912)
Real Return Fund	—	—	(4,248)	—	(12)	470	(441)	(4,231)
Limited Duration Bond Fund	45	—	—	(113)	—	1,322	(27)	1,227
Intermediate Duration Credit Fund	140	—	(18,802)	—	—	8,041	37	(10,584)
Dynamic Asset Allocation Fund	2,654	—	(8,196)	(3,640)	—	486,888	(12,514)	465,192
Multi-Asset Real Return Fund	874	—	(18,037)	—	—	(52,668)	(857)	(70,688)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through May 31, 2016 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2016 ($ Thousands)
Screened World Equity Ex-US Fund	$—	$9,159	$—	$9,159
Opportunistic Fund	7,753	23,512	19,071	50,336

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	285

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2016

	Short-Term Loss ($ Thousands)	Long-Term Loss ($Thousands)	Total* ($ Thousands)
S&P 500 Index Fund	$6,150	$—	$6,150
World Equity Ex-US Fund	125,183	24,837	150,020
Screened World Equity Ex-US Fund	800	—	800
Emerging Markets Equity Fund	10,824	—	10,824
Opportunistic Income Fund	2,582	4,871	7,453
High Yield Bond Fund	26,760	44,536	71,296
Long Duration Credit Fund	17,031	8,294	25,325
Ultra Short Duration Bond Fund	942	2,448	3,390
Emerging Markets Debt Fund	28,032	17,758	45,790
Real Return	724	3,524	4,248
Intermediate Duration Credit Fund	10,416	8,386	18,802
Dynamic Asset Allocation Fund	8,196	—	8,196
Multi-Asset Real Return Fund	16,470	1,567	18,037

*	This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at November 30, 2016, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2016, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,585,914	$445,284	$(35,078)	$410,206
Large Cap Diversified Alpha Fund	48,122	7,882	(923)	6,959
Large Cap Disciplined Equity Fund	3,060,223	584,739	(31,337)	553,402
Large Cap Index Fund	1,306,981	931,986	(24,412)	907,574
S&P 500 Index Fund	3,314,324	459,521	(112,380)	347,141
Extended Market Index
Fund	802,384	159,179	(65,202)	93,977
Small Cap Fund	483,276	93,687	(16,899)	76,788
Small Cap II Fund	454,366	76,609	(11,981)	64,628
Small/Mid Cap Equity Fund	1,550,730	348,195	(48,927)	299,268
U.S. Managed Volatility Fund	1,239,408	251,360	(25,418)	225,942
Global Managed Volatility Fund	1,005,190	85,838	(36,699)	49,139
World Equity Ex-US Fund	6,925,179	737,908	(469,316)	268,592
Screened World Equity Ex-US Fund	84,069	8,094	(7,254)	840
Emerging Markets Equity Fund	1,028,184	73,602	(85,974)	(12,372)
Opportunistic Income Fund	2,226,523	18,695	(26,966)	(8,271)
Core Fixed Income Fund	5,965,260	74,912	(112,271)	(37,359)

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
High Yield Bond Fund	$2,852,337	$104,076	$(118,864)	$(14,788)
Long Duration Fund	2,433,528	113,705	(53,462)	60,243
Long Duration Credit Fund	3,129,049	56,420	(84,385)	(27,965)
Ultra Short Duration Bond Fund	546,517	1,389	(1,159)	230
Emerging Markets Debt Fund	2,009,262	22,865	(199,107)	(176,242)
Real Return Fund	137,343	1,019	(312)	707
Limited Duration Bond Fund	1,196,651	1,312	(5,192)	(3,880)
Intermediate Duration Credit Fund	1,449,947	6,674	(28,571)	(21,897)
Dynamic Asset Allocation Fund	1,516,872	615,906	(33,793)	582,113
Multi-Asset Real Return Fund	823,853	28,664	(8,988)	19,676

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2016, the Core Fixed Income, Long Duration and Long Duration Credit Funds issued/(redeemed) shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) ($ Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income
12/31/2015	$6,509	$66,396	$—
Long Duration Fund
05/31/2016	$(3,777)	$(33,688)	$2,784
Long Duration Credit Fund
05/31/2016	$3,309	$33,688	$—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	287

NOTES TO FINANCIAL STATEMENTS/CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

November 30, 2016

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2016 ($ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$19,084	$19,084	$—
Large Cap Disciplined Equity Fund	20,511	20,511	—
Large Cap Index Fund	18,216	18,216	—
S&P 500 Index Fund	17,503	17,503	—
Extended Market Index Fund	56,542	56,542	—
Small Cap Fund	21,824	21,824	—
Small Cap II Fund	42,854	42,854	—
Small/Mid Cap Equity Fund	116,897	116,897	—
World Equity Ex-US Fund	289,406	289,406	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2016, SPTC held of record the following:

Fund	% Held
Large Cap Fund	56.34%
Large Cap Fund Diversified Alpha Fund	98.97%
Large Cap Disciplined Equity Fund	70.78%
Large Cap Index Fund	55.69%
S&P 500 Index Fund	56.63%
Extended Market Index Fund	67.94%
Small Cap Fund	41.33%
Small Cap II Fund	53.26%
Small/Mid Cap Equity Fund	61.30%
U.S. Managed Volatility Fund	56.74%
Global Managed Volatility Fund	46.33%
World Equity Ex-US Fund	56.66%
Screened World Equity Ex-US Fund	100.00%
Emerging Markets Equity Fund	70.11%
Opportunistic Income Fund	72.97%
Core Fixed Income Fund	56.96%
High Yield Bond Fund	55.05%
Long Duration Fund	68.52%
Long Duration Credit Fund	36.30%
Ultra Short Duration Bond Fund	75.72%
Emerging Markets Debt Fund	61.92%
Real Return Fund	66.24%
Limited Duration Bond Fund	72.68%
Intermediate Duration Credit Fund	49.30%
Dynamic Asset Allocation Fund	68.34%
Multi-Asset Real Return Fund	70.48%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

14. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2016.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	289

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2016

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2016 through November 30, 2016).

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.90	0.20%	$1.03
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,055.60	0.24%	$1.24
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,057.40	0.19%	$0.98
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.12	0.19%	$0.96

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.60	0.03%	$0.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.92	0.03%	$0.15
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,060.40	0.05%	$0.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.82	0.05%	$0.25
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,113.80	0.06%	$0.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.77	0.06%	$0.30

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,121.30	0.45%	$2.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.81	0.45%	$2.28
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,109.70	0.43%	$2.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,109.00	0.45%	$2.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.81	0.45%	$2.28
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,048.40	0.24%	$1.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,019.50	0.27%	$1.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.71	0.27%	$1.37
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.20	0.32%	$1.62
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.46	0.32%	$1.62
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,044.70	0.36%	$1.85
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.26	0.36%	$1.83
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,044.10	0.63%	$3.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.91	0.63%	$3.19
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.10	0.26%	$1.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.76	0.26%	$1.32
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.40	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Annualized Expense Ratios	Expenses Paid During Period*
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,073.20	0.30%	$1.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.56	0.30%	$1.52
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$980.50	0.15%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$985.30	0.15%	$0.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.30	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,007.60	0.42%	$2.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.96	0.42%	$2.13
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.10	0.08%	$0.40
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.67	0.08%	$0.41
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.00	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.52	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.00	0.15%	$0.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,073.30	0.07%	$0.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,002.40	0.44%	$2.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016	291

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SEI Institutional Investments Trust Semi-Annual Report November 30, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund and Emerging Markets Equity Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund and Intermediate Duration Credit Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.5%

Consumer Discretionary — 10.1%
Abercrombie & Fitch, Cl A	22,900	$329
Amazon.com*	22,408	16,819
AMC Networks, Cl A*	4,142	229
American Eagle Outfitters (A)	99,000	1,639
Bed Bath & Beyond	12,874	577
Best Buy	110,994	5,072
Big Lots (A)	37,746	1,910
Brunswick	2,772	139
Carnival, Cl A	5,549	285
CBS, Cl B	139,500	8,470
Comcast, Cl A	117,241	8,149
Cooper Tire & Rubber	55,591	2,129
Dana Holdings	6,853	116
Darden Restaurants	6,056	444
Dick’s Sporting Goods	2,717	161
Dillard’s, Cl A	15,300	1,094
Dollar General	65,207	5,042
DR Horton	39,034	1,082
Foot Locker	22,600	1,620
Ford Motor	234,300	2,802
GameStop, Cl A	28,800	711
Gannett	19,350	185
General Motors	249,702	8,622
Goodyear Tire & Rubber	173,784	5,333
Harley-Davidson	35,800	2,180
Home Depot	35,684	4,618
Hyatt Hotels, Cl A*	4,434	228
International Game Technology	48,375	1,247
Interpublic Group	23,837	574
John Wiley & Sons, Cl A	2,990	164
KB Home (A)	103,400	1,638
Kohl’s	50,200	2,702
L Brands	129,106	9,066
Las Vegas Sands	13,579	851
Lear	66,051	8,554
Liberty Global*	181,674	5,532
Liberty Global, Cl A*	47,240	1,480
Liberty Interactive QVC Group, Cl A*	639,985	13,254
Lowe’s	5,544	391
Macy’s	37,500	1,583
Magna International, Cl A	120,920	4,891
Michael Kors Holdings*	98,974	4,601
Newell Brands	137,130	6,447
Staples	10,143	98
Starbucks	244,120	14,152
Target	34,300	2,649
TEGNA	55,900	1,254
Time Warner	9,446	867
Toll Brothers*	11,072	328
TripAdvisor*	334,988	16,173
Tupperware Brands	1,490	83

Description	Shares	Market Value ($ Thousands)
Twenty-First Century Fox, Cl A	217,720	$6,120
Under Armour, Cl A* (A)	86,487	2,664
Under Armour, Cl C*	169,276	4,364
Urban Outfitters*	15,644	494
Viacom, Cl B	48,900	1,833
Visteon*	4,032	317
Whirlpool	16,362	2,658
Wyndham Worldwide	28,200	2,030

		199,044

Consumer Staples — 6.6%
Altria Group	23,425	1,497
Archer-Daniels-Midland	96,087	4,154
Bunge	48,129	3,286
Coca-Cola	11,939	482
Costco Wholesale	100,830	15,136
Dean Foods	209,068	4,152
Dr. Pepper Snapple Group	44,049	3,821
Estee Lauder, Cl A	134,721	10,468
Ingredion	32,212	3,781
Kellogg	54,330	3,912
Kraft Heinz	101,720	8,305
Kroger	59,300	1,915
Mead Johnson Nutrition, Cl A	120,969	8,721
Molson Coors Brewing, Cl B	83,952	8,230
Nu Skin Enterprises, Cl A	32,561	1,699
PepsiCo	62,017	6,208
Philip Morris International	127,588	11,263
Pilgrim’s Pride* (A)	76,113	1,340
Procter & Gamble	57,924	4,776
Reynolds American	12,138	657
Rite Aid*	15,556	124
Sanderson Farms (A)	28,047	2,262
SUPERVALU*	120,100	557
Sysco	76,616	4,080
Tyson Foods, Cl A	123,265	7,003
Walgreens Boots Alliance	66,722	5,653
Wal-Mart Stores	102,980	7,253

		130,735

Energy — 7.0%
Anadarko Petroleum	30,415	2,103
Baker Hughes	5,207	335
Cabot Oil & Gas	226,800	5,017
Canadian Natural Resources	115,505	3,901
Chevron	128,977	14,389
Cimarex Energy	70,463	9,715
ConocoPhillips	44,582	2,163
CONSOL Energy*	12,448	256
Diamond Offshore Drilling* (A)	19,850	358
Dril-Quip*	21,889	1,238
Ensco, Cl A	412,671	3,986

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
EOG Resources	73,651	$7,551
Exxon Mobil	224,103	19,564
Halliburton	207,489	11,016
Helmerich & Payne (A)	73,264	5,542
Kinder Morgan	16,926	376
Marathon Petroleum	95,998	4,514
Nabors Industries	321,302	5,173
National Oilwell Varco	48,900	1,827
Oceaneering International	149,418	3,982
Patterson-UTI Energy	147,237	3,927
Phillips 66	25,100	2,085
Pioneer Natural Resources	2,322	444
Rowan, Cl A*	220,738	3,933
Schlumberger	2,875	242
Southwestern Energy*	125,655	1,426
Spectra Energy	8,365	342
Tesoro	115,672	9,410
Tsakos Energy Navigation (A)	126,600	556
Valero Energy	202,059	12,439
World Fuel Services	2,532	113

		137,923

Financials — 15.9%
Aflac	42,412	3,027
Allied World Assurance Holdings	14,021	656
Allstate	133,654	9,345
Ally Financial	173,481	3,369
American Financial Group	14,454	1,189
American International Group	286,415	18,139
American National Insurance	1,042	126
Ameriprise Financial	34,164	3,902
Annaly Capital Management‡	253,400	2,590
Aspen Insurance Holdings	7,835	399
Assurant	19,500	1,684
Assured Guaranty	110,455	3,950
Axis Capital Holdings	31,190	1,903
Bank of America	1,213,408	25,627
Bank of New York Mellon	7,832	371
BB&T	44,100	1,995
Berkshire Hathaway, Cl B*	20,438	3,218
Capital One Financial	42,809	3,598
Charles Schwab	144,642	5,592
CIT Group	26,600	1,087
Citigroup	406,368	22,915
Citizens Financial Group	171,556	5,749
CME Group, Cl A	66,410	7,498
CNA Financial	37,100	1,420
Discover Financial Services	64,900	4,398
Donnelley Financial Solutions*	8,863	169
Everest Re Group	24,266	5,109
Fifth Third Bancorp	103,100	2,683
Franklin Resources	8,569	336

Description	Shares	Market Value ($ Thousands)
Genworth Financial, Cl A*	287,166	$1,229
Goldman Sachs Group	9,300	2,039
Hartford Financial Services Group	54,300	2,559
Huntington Bancshares	173,300	2,159
Intercontinental Exchange	203,445	11,271
Invesco	6,191	194
JPMorgan Chase	511,423	41,001
KeyCorp	100,000	1,731
Legg Mason	27,700	884
Lincoln National	91,286	5,851
MetLife	163,409	8,989
MGIC Investment*	206,400	1,872
Morgan Stanley	218,543	9,039
Navient	69,800	1,203
Old Republic International	16,640	297
PNC Financial Services Group	68,968	7,624
Popular	45,506	1,850
Progressive	12,766	425
Prudential Financial	79,538	8,001
Radian Group	62,800	914
Regions Financial	403,308	5,461
Reinsurance Group of America, Cl A	17,206	2,100
S&P Global	2,961	352
Starwood Property Trust‡	64,800	1,456
State Street	21,213	1,672
SunTrust Banks	223,032	11,586
Synchrony Financial	5,630	195
Travelers	89,206	10,111
Unum Group	137,374	5,807
US Bancorp	10,555	524
Validus Holdings	39,491	2,146
Voya Financial	195,576	7,602
Wells Fargo	277,680	14,695
Zions Bancorporation	1,856	74

		314,957

Health Care — 12.5%
AbbVie	53,900	3,277
Aetna	18,134	2,373
Agilent Technologies	3,749	165
Alexion Pharmaceuticals*	139,228	17,068
Allergan	75,752	14,719
Amgen	57,056	8,220
Anthem	26,153	3,728
Baxter International	51,086	2,267
Biogen*	42,368	12,459
Bristol-Myers Squibb	59,280	3,346
Bruker	44,883	1,018
Cardinal Health	31,900	2,265
Celgene*	149,897	17,764
Cigna	19,120	2,576
Danaher	157,841	12,338

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
DaVita HealthCare Partners*	118,206	$7,488
DENTSPLY SIRONA	115,994	6,748
DexCom*	122,378	7,990
Express Scripts Holding*	20,100	1,525
Gilead Sciences	110,892	8,173
HCA Holdings*	97,330	6,900
Humana	2,643	562
Intuitive Surgical*	17,511	11,272
Johnson & Johnson	234,096	26,055
Mallinckrodt*	7,168	378
McKesson	6,082	875
Medtronic	78,306	5,717
Merck	161,465	9,880
Pfizer	580,362	18,653
Quest Diagnostics	24,200	2,117
Quintiles IMS Holdings*	120,681	9,272
Shire ADR	61,108	10,669
St. Jude Medical	5,596	443
United Therapeutics*	52,779	6,630
UnitedHealth Group	3,842	608
WellCare Health Plans*	15,514	2,126

		247,664

Industrials — 9.2%
3M	2,384	409
AGCO	34,800	1,942
American Airlines Group	42,100	1,955
AO Smith	15,594	758
Boeing	42,530	6,403
Canadian Pacific Railway	30,194	4,627
Carlisle	2,561	287
Caterpillar	44,860	4,287
Chicago Bridge & Iron	63,151	2,116
CSX	56,558	2,025
Cummins	31,261	4,432
Delta Air Lines	124,695	6,008
FedEx	34,230	6,561
Fluor	25,100	1,343
Fortive	177,055	9,736
General Electric	59,075	1,817
Hawaiian Holdings*	72,225	3,709
Hertz Global Holdings*	14,785	372
Honeywell International	1,034	118
Huntington Ingalls Industries	45,465	8,127
Ingersoll-Rand	16,262	1,212
JB Hunt Transport Services	41,970	4,003
Johnson Controls International	178,335	8,021
Kansas City Southern	61,990	5,499
L-3 Communications Holdings, Cl 3	4,237	668
Lockheed Martin	20,520	5,443
LSC Communications	34,141	705
Manpowergroup	18,513	1,581

Description	Shares	Market Value ($ Thousands)
Masco	11,077	$351
Moog, Cl A*	18,200	1,271
Nielsen Holdings	147,258	6,347
Norfolk Southern	20,797	2,214
Northrop Grumman	22,832	5,700
Oshkosh Truck	4,410	309
Owens Corning	115,043	5,911
Parker Hannifin	2,785	387
Pitney Bowes	92,847	1,332
Quanta Services*	139,304	4,697
Raytheon	11,512	1,721
Republic Services	17,490	971
Roper Technologies	46,364	8,397
RR Donnelley & Sons	32,762	570
Ryder System	24,100	1,887
Southwest Airlines	63,642	2,966
Spirit AeroSystems Holdings, Cl A	122,172	7,117
Spirit Airlines*	20,441	1,137
Timken	67,015	2,617
Trinity Industries	55,800	1,551
Union Pacific	100,875	10,222
United Continental Holdings*	153,960	10,616
United Technologies	2,918	314
Vectrus*	900	21
Wabtec	101,485	8,593
Waste Management	18,568	1,291

		182,674

Information Technology — 25.4%
Adobe Systems*	176,248	18,120
Akamai Technologies*	143,266	9,556
Alibaba Group Holding ADR*	49,490	4,653
Alphabet, Cl A*	35,275	27,369
Alphabet, Cl C*	27,839	21,103
Amdocs	32,172	1,897
Amphenol, Cl A	179,870	12,278
Analog Devices	99,280	7,371
Ansys*	66,805	6,282
Apple	74,574	8,242
Applied Materials	419,554	13,510
Arrow Electronics*	26,836	1,832
Aspen Technology*	22,352	1,181
Avnet	63,870	2,931
Brocade Communications Systems	167,043	2,061
CA	124,599	3,982
Cisco Systems	347,170	10,353
Citrix Systems*	44,134	3,828
Cognizant Technology Solutions, Cl A*	161,495	8,895
Convergys	60,800	1,573
CoreLogic*	4,579	173
Corning	168,600	4,051
Dell Technologies, Cl V*	16,496	883

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
DST Systems	4,407	$455
eBay*	651,944	18,131
Electronic Arts*	149,230	11,825
Facebook, Cl A*	289,249	34,253
FleetCor Technologies*	55,587	8,301
Flex*	118,300	1,685
Genpact*	315,967	7,561
Hewlett Packard Enterprise	145,946	3,473
HP	329,288	5,071
IAC*	2,670	180
Ingram Micro, Cl A*	32,704	1,224
Intel	483,826	16,789
International Business Machines	30,754	4,989
Intuit	97,053	11,033
Jabil Circuit	18,278	387
Juniper Networks	86,400	2,379
Kla-Tencor	4,682	374
Lam Research	20,000	2,120
LinkedIn, Cl A*	1,887	368
Marvell Technology Group	24,123	346
MasterCard, Cl A	202,168	20,662
Maxim Integrated Products	17,217	676
Micron Technology*	41,453	810
Microsoft	607,971	36,636
NCR*	56,200	2,178
Nuance Communications*	9,481	154
NXP Semiconductor*	111,819	11,087
Oracle	29,228	1,175
PayPal Holdings*	659,264	25,896
QUALCOMM	309,660	21,097
salesforce.com*	142,060	10,228
Seagate Technology (A)	55,700	2,234
Symantec	347,912	8,486
Take-Two Interactive Software*	28,443	1,400
Tech Data*	18,100	1,536
Teradata*	33,298	894
Teradyne	79,167	1,930
Texas Instruments	13,871	1,025
VeriSign*	57,575	4,540
Versum Materials*	33,135	810
Visa, Cl A	479,850	37,102
Vishay Intertechnology	112,000	1,697
VMware, Cl A* (A)	2,781	226
Western Digital	22,400	1,426
Western Union	81,100	1,705
Xerox	433,022	4,049
Xilinx	3,240	175
Zynga, Cl A*	174,293	498

		503,400

Materials — 2.7%
AdvanSix*	18,181	340

Description	Shares	Market Value ($ Thousands)
Cabot	35,568	$1,811
Celanese, Cl A	49,835	3,953
Crown Holdings*	24,486	1,332
Domtar	63,676	2,500
E.I. du Pont de Nemours	9,891	728
Eastman Chemical	33,324	2,503
Ecolab	94,609	11,044
Graphic Packaging Holding	5,362	67
Huntsman	174,552	3,400
International Paper	37,354	1,820
LyondellBasell Industries, Cl A	110,403	9,972
Monsanto	5,873	603
Mosaic	49,600	1,409
Newmont Mining	43,147	1,400
Owens-Illinois*	56,900	1,045
Packaging Corp of America	29,600	2,509
Reliance Steel & Aluminum	56,315	4,567
Steel Dynamics	33,288	1,181
Trinseo	25,903	1,517

		53,701

Real Estate — 2.6%
American Tower, Cl A‡	42,110	4,306
Apartment Investment & Management, Cl A‡	26,888	1,132
Brandywine Realty Trust‡	56,000	860
Brixmor Property Group‡	2,819	69
CBL & Associates Properties‡	158,884	1,884
CBRE Group, Cl A*	7,400	215
Columbia Property Trust‡	7,519	158
Crown Castle International‡	157,567	13,150
CyrusOne‡	2,460	105
DuPont Fabros Technology‡	45,421	1,847
Equinix‡	20,052	6,793
Equity Residential‡	4,353	261
Hospitality Properties Trust‡	131,679	3,818
Host Hotels & Resorts‡	143,533	2,561
Hudson Pacific Properties‡	46,382	1,617
Lexington Realty Trust‡	223,000	2,304
Mack-Cali Realty‡	51,543	1,394
Omega Healthcare Investors‡	70,289	2,071
Outfront Media‡	45,433	1,145
Piedmont Office Realty Trust, Cl A‡	46,680	917
Post Properties‡	662	43
Senior Housing Properties Trust‡	48,649	879
Simon Property Group‡	5,437	977
Taubman Centers‡	12,628	918
VEREIT‡	152,600	1,265

		50,689

Telecommunication Services — 1.9%
AT&T	335,262	12,951
CenturyLink	7,868	185

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Level 3 Communications*	3,232	$178
SBA Communications, Cl A*	88,896	8,797
Verizon Communications	295,546	14,748

		36,859

Utilities — 2.6%
AES	460,844	5,277
Ameren	37,387	1,836
American Electric Power	97,871	5,779
CenterPoint Energy	30,748	734
Consolidated Edison	27,942	1,949
DTE Energy	2,010	187
Edison International	79,569	5,472
Entergy	130,176	8,947
Exelon	124,809	4,057
FirstEnergy	98,851	3,093
Hawaiian Electric Industries	31,707	977
NRG Energy	47,886	543
PG&E	21,926	1,289
Pinnacle West Capital	7,799	577
Public Service Enterprise Group	233,136	9,631
SCANA	13,553	956

		51,304

Total Common Stock (Cost $1,498,744) ($ Thousands)		1,908,950

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0. 470%**† (B)	19,233,399	19,234

Total Affiliated Partnership (Cost $19,234) ($ Thousands)		19,234

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	67,937,184	67,937

Total Cash Equivalent (Cost $67,937) ($ Thousands)		67,937

Total Investments — 100.8% (Cost $1,585,915) ($ Thousands)@		$1,996,121

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	77	Dec-2016	$323
S&P Mid Cap 400 Index E-MINI	6	Dec-2016	77

			$400

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,979,550 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $19,084 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $19,234 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,908,950	$—	$—	$1,908,950
Affiliated Partnership	—	19,234	—	19,234
Cash Equivalent	67,937	—	—	67,937

Total Investments in Securities	$1,976,887	$19,234	$—	$1,996,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$400	$—	$—	$400

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%

Consumer Discretionary — 12.1%
Amazon.com*	76	$57
Bed Bath & Beyond	793	36
Best Buy	2,682	123
Carnival, Cl A	1,369	70
Comcast, Cl A	418	29
Darden Restaurants	502	37
Delphi Automotive	832	53
Dillard’s, Cl A	1,934	138
Dollar General	7,573	586
DR Horton	2,822	78
Ford Motor	11,954	143
General Motors	9,892	342
Goodyear Tire & Rubber	8,616	264
Home Depot	428	55
Hyatt Hotels, Cl A*	1,746	90
International Game Technology	1,981	51
Interpublic Group	2,922	70
John Wiley & Sons, Cl A	1,583	87
Kohl’s	2,702	145
L Brands	7,528	529
Liberty Global*	10,657	324
Liberty Global, Cl A*	4,426	139
Liberty Interactive QVC Group, Cl A*	23,640	490
Lowe’s	4,156	293
Macy’s	5,935	250
Magna International, Cl A	4,731	191
Michael Kors Holdings*	3,567	166
Norwegian Cruise Line Holdings*	1,092	43
Omnicom Group	5,995	521
PVH	734	78
Ross Stores	1,283	87
Scripps Networks Interactive, Cl A	1,038	72
Signet Jewelers	1,003	92
Staples	8,842	85
TJX	727	57
Toll Brothers*	3,108	92
Toyota Motor ADR	2,013	239
TripAdvisor*	7,274	351
Tupperware Brands	1,651	92
Whirlpool	175	28

		6,673

Consumer Staples — 7.2%
Altria Group	1,108	71
Bunge	853	58
Campbell Soup	4,784	272
CVS Health	6,093	469
Dr. Pepper Snapple Group	2,530	219
Hershey	277	27
Ingredion	220	26
JM Smucker	2,992	377

Description	Shares	Market Value ($ Thousands)
Kroger	13,247	$428
Molson Coors Brewing, Cl B	1,265	124
PepsiCo	3,064	307
Philip Morris International	3,426	302
Procter & Gamble	6,022	497
Reynolds American	6,293	340
Sysco	2,787	148
Walgreens Boots Alliance	1,319	112
Wal-Mart Stores	2,855	201

		3,978

Energy — 5.8%
Anadarko Petroleum	2,519	174
Apache	2,068	136
Baker Hughes	1,777	114
BP PLC ADR	14,637	513
Canadian Natural Resources	8,380	283
Chevron	1,297	145
ConocoPhillips	2,605	126
Devon Energy	3,408	165
Exxon Mobil	2,244	196
Helmerich & Payne	634	48
Marathon Petroleum	854	40
Nabors Industries	2,160	35
Occidental Petroleum	7,105	507
Oceaneering International	2,192	58
Royal Dutch Shell ADR, Cl A	6,348	324
Schlumberger	498	42
Spectra Energy	1,740	71
Tesoro	1,350	110
Valero Energy	1,520	94

		3,181

Financials — 13.8%
Aflac	4,892	349
Allstate	4,340	304
American Financial Group	932	77
Ameriprise Financial	283	32
Aspen Insurance Holdings	3,302	168
Bank of America	41,104	868
Berkshire Hathaway, Cl B*	1,044	164
Blackstone Group (A)	7,776	200
Charles Schwab	1,417	55
Citigroup	13,498	761
Cullen/Frost Bankers	3,029	249
Discover Financial Services	448	30
Intercontinental Exchange	10,000	554
Invesco	3,979	125
JPMorgan Chase	8,513	683
KKR (A)	23,028	352
Marsh & McLennan	4,575	317
MetLife	2,529	139

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Morgan Stanley	5,394	$223
PNC Financial Services Group	1,038	115
Popular	3,464	141
Principal Financial Group	2,995	173
Prudential Financial	1,155	116
Regions Financial	3,874	53
S&P Global	1,024	122
Santander Consumer USA Holdings*	8,535	118
State Street	8,708	686
Synchrony Financial	2,119	73
Two Harbors Investment‡	7,230	63
Validus Holdings	560	30
Wells Fargo	5,287	280

		7,620

Health Care — 14.3%
Abbott Laboratories	4,260	162
AbbVie	3,643	221
Allergan	2,937	571
AmerisourceBergen	3,816	298
Amgen	2,201	317
Baxter International	7,783	345
Becton Dickinson	2,974	503
Biogen*	2,663	783
Celgene*	7,062	837
Cigna	1,466	197
DENTSPLY SIRONA	5,426	316
Gilead Sciences	7,372	543
HCA Holdings*	1,269	90
Horizon Pharma*	4,292	85
Jazz Pharmaceuticals*	193	20
Johnson & Johnson	6,447	718
Mallinckrodt*	656	35
Merck	6,690	409
Mylan*	2,586	95
Pfizer	3,867	124
Quintiles IMS Holdings*	7,011	539
United Therapeutics*	207	26
UnitedHealth Group	3,747	593
WellCare Health Plans*	606	83

		7,910

Industrials — 10.3%
3M	3,295	566
AECOM Technology*	3,000	109
AerCap Holdings*	3,710	159
American Airlines Group	3,369	156
B/E Aerospace	576	35
Caterpillar	751	72
Chicago Bridge & Iron	2,275	76
CSX	948	34
Cummins	1,581	224

Description	Shares	Market Value ($ Thousands)
Delta Air Lines	10,638	$513
Eaton	4,053	270
FedEx	289	55
General Electric	800	25
Huntington Ingalls Industries	354	63
Illinois Tool Works	3,506	439
Ingersoll-Rand	1,854	138
Manpowergroup	1,953	167
Nielsen Holdings	9,900	427
Norfolk Southern	602	64
Northrop Grumman	1,127	281
Owens Corning	3,928	202
Raytheon	798	119
Southwest Airlines	3,223	150
Spirit AeroSystems Holdings, Cl A	4,538	264
Stanley Black & Decker	911	108
Terex	3,275	100
United Continental Holdings*	798	55
United Parcel Service, Cl B	237	28
Waste Management	1,327	92
WW Grainger	2,898	668

		5,659

Information Technology — 23.5%
Alphabet, Cl A*	1,239	961
Alphabet, Cl C*	400	303
Amdocs	4,119	243
Apple	2,975	329
Applied Materials	11,556	372
Arrow Electronics*	1,836	125
Automatic Data Processing	3,657	351
CA	4,409	141
Cisco Systems	13,621	406
Citrix Systems*	706	61
Cognizant Technology Solutions, Cl A*	3,078	170
eBay*	25,315	704
Electronic Arts*	6,304	500
Facebook, Cl A*	5,273	624
Genpact*	3,703	89
Hewlett Packard Enterprise	5,090	121
HP	14,415	222
Ingram Micro, Cl A*	4,732	177
Intel	12,321	428
International Business Machines	1,640	266
Intuit	3,004	342
Jabil Circuit	2,881	61
Juniper Networks	2,043	56
Kla-Tencor	353	28
Lam Research	705	75
MasterCard, Cl A	5,431	555
Microchip Technology	4,461	295
Micron Technology*	14,992	293

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Microsoft	18,212	$1,097
Motorola Solutions	2,338	188
Oracle	2,001	80
PayPal Holdings*	18,728	736
Qualcomm	13,251	903
Symantec	21,191	517
Teradata*	5,001	134
Texas Instruments	1,858	137
Visa, Cl A	9,773	756
Xerox	16,387	153

		12,999

Materials — 2.3%
Cabot	3,555	181
Crown Holdings*	1,178	64
Dow Chemical	3,244	181
Eastman Chemical	3,157	237
Huntsman	3,356	65
International Paper	1,051	51
Louisiana-Pacific*	7,551	146
LyondellBasell Industries, Cl A	1,421	128
Newmont Mining	972	32
Reliance Steel & Aluminum	2,293	186

		1,271

Real Estate — 2.4%
CBRE Group, Cl A*	6,850	199
Columbia Property Trust‡	1,127	24
Crown Castle International‡	8,780	733
Equinix‡	921	312
Host Hotels & Resorts‡	2,378	42

		1,310

Telecommunication Services — 0.6%
China Mobile ADR	2,681	147
Verizon Communications	4,091	204

		351

Utilities — 2.3%
Ameren	668	33
Calpine*	3,099	35
Consolidated Edison	4,591	320
DTE Energy	1,179	110
Entergy	1,356	93
Exelon	2,760	90
PG&E	3,355	197
Pinnacle West Capital	3,808	281
Public Service Enterprise Group	1,893	79

Description	Shares	Market Value ($ Thousands)
WEC Energy Group	511	$29

		1,267

Total Common Stock (Cost $45,260) ($ Thousands)		52,219

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	2,861,536	2,862

Total Cash Equivalent (Cost $2,862) ($ Thousands)		2,862

Total Investments — 99.8% (Cost $48,122) ($ Thousands)		$55,081

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	1	Dec-2016	$1

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $55,190 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At November 30, 2016, such securities amounted to $552 ($ Thousands), or 1.00% of Net Assets (See Note 2).

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,219	$—	$—	$52,219
Cash Equivalent	2,862	—	—	2,862

Total Investments in Securities	$55,081	$—	$—	$55,081

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2016

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%

Consumer Discretionary — 10.5%
Adient*	19,363	$1,037
Advance Auto Parts	37,141	6,304
Amazon.com*	33,118	24,857
AutoNation*	200	9
AutoZone*	26,512	20,764
Bed Bath & Beyond	23,700	1,062
Best Buy	67,900	3,103
Bloomin’ Brands	80,050	1,489
BorgWarner	700	25
Burlington Stores*	10,900	958
Carmax* (A)	53,240	3,077
Carnival, Cl A	1,600	82
CBS, Cl B	31,400	1,907
Charter Communications, Cl A*	6,900	1,900
Chico’s FAS	125,000	1,914
Chipotle Mexican Grill, Cl A*	100	40
Cinemark Holdings	13,200	526
Coach	74,400	2,707
Comcast, Cl A	848,420	58,974
Cooper-Standard Holdings*	19,700	1,878
Darden Restaurants	1,600	117
Deckers Outdoor*	43,330	2,577
Delphi Automotive	184,415	11,803
Discovery Communications, Cl A*	600	16
Discovery Communications, Cl C*	34,332	908
Dollar General	23,800	1,840
Dollar Tree*	4,400	388
DR Horton	262,200	7,268
Expedia	400	50
Express*	136,800	1,828
Extended Stay America	50,600	787
Foot Locker	25,470	1,825
Ford Motor	56,100	671
Fox Factory Holding*	65,825	1,652
Francesca’s Holdings*	51,200	818
GameStop, Cl A	24,600	607
Gap	900	22
Garmin (A)	4,700	245
General Motors	30,616	1,057
Genuine Parts	21,324	2,052
Goodyear Tire & Rubber	10,700	328
H&R Block	800	18
Hanesbrands	1,300	30
Harley-Davidson	800	49
Harman International Industries	300	33
Hasbro	14,400	1,230
Home Depot	250,411	32,403
HSN	25,700	979
Interpublic Group	318,830	7,674
J.C. Penney* (A)	299,310	2,834
Kohl’s	800	43

Description	Shares	Market Value ($ Thousands)
L Brands	6,900	$485
Leggett & Platt	28,600	1,375
Lennar, Cl A	8,400	357
Liberty Interactive, Cl A*	185,657	3,845
Liberty Tripadvisor Holdings, Cl A*	53,800	864
LKQ*	1,200	39
Lowe’s	139,725	9,858
Macy’s	182,000	7,680
Madison Square Garden, Cl A*	51,653	8,969
Marriott International, Cl A	1,160	91
Mattel	72,500	2,289
McDonald’s	268,346	32,006
Michael Kors Holdings*	76,616	3,562
Modine Manufacturing*	130,923	1,538
Mohawk Industries*	2,400	474
Murphy USA*	745	51
NetFlix*	4,100	480
Newell Brands	24,300	1,142
News, Cl A	2,100	24
NIKE, Cl B	13,200	661
Nordstrom (A)	500	28
Omnicom Group	59,082	5,137
O’Reilly Automotive*	1,300	357
Priceline Group*	900	1,353
PulteGroup	1,200	23
PVH	14,300	1,515
Ralph Lauren, Cl A	200	21
Ross Stores	192,060	12,981
Royal Caribbean Cruises	2,100	170
Sally Beauty Holdings*	45,820	1,200
Scholastic	41,785	1,842
Scripps Networks Interactive, Cl A	9,400	651
Signet Jewelers	200	18
Smith & Wesson Holding* (A)	55,400	1,293
Staples	2,300	22
Starbucks	60,600	3,513
Steven Madden*	45,440	1,684
Target	200,418	15,480
TEGNA	95,500	2,142
Tenneco*	12,600	743
Tiffany	500	41
Time Warner	23,705	2,177
TJX	3,000	235
Tractor Supply	4,600	345
TRI Pointe Homes*	41,400	481
TripAdvisor*	500	24
Twenty-First Century Fox, Cl A	20,300	571
Twenty-First Century Fox, Cl B	1,700	48
Ulta Salon Cosmetics & Fragrance*	300	78
Under Armour, Cl A* (A)	600	19
Under Armour, Cl C*	580	15
Urban Outfitters*	300	9

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
VF	1,200	$65
Viacom, Cl B	9,500	356
Vista Outdoor*	28,925	1,161
Walt Disney	86,150	8,539
Whirlpool	39,620	6,436
Williams-Sonoma	113,256	6,204
Wyndham Worldwide	400	29
Wynn Resorts (A)	14,100	1,438
Yum! Brands	42,900	2,719

		371,718

Consumer Staples — 9.9%
Altria Group	523,627	33,476
Archer-Daniels-Midland	106,124	4,588
Avon Products*	112,000	601
Brown-Forman, Cl B	7,200	327
Campbell Soup	37,200	2,116
Church & Dwight	900	39
Clorox	600	69
Coca-Cola	529,422	21,362
Colgate-Palmolive	183,515	11,971
ConAgra Foods	57,400	2,106
Constellation Brands, Cl A	27,700	4,187
Costco Wholesale	1,400	210
Coty, Cl A	3,900	73
CVS Health	79,608	6,121
Dr. Pepper Snapple Group	94,600	8,206
Estee Lauder, Cl A	2,000	155
General Mills	47,300	2,883
Hershey	500	48
Hormel Foods	13,800	473
JM Smucker	900	113
Kellogg	71,075	5,117
Kimberly-Clark	72,801	8,417
Kraft Heinz	225,962	18,450
Kroger	55,100	1,780
Lamb Weston Holdings*	9,467	317
McCormick	2,800	255
Mead Johnson Nutrition, Cl A	900	65
Molson Coors Brewing, Cl B	175,795	17,233
Mondelez International, Cl A	550,450	22,701
Monster Beverage*	6,000	269
Nu Skin Enterprises, Cl A	85,309	4,451
PepsiCo	527,918	52,845
Philip Morris International	373,067	32,934
Procter & Gamble	385,411	31,781
Reynolds American	60,226	3,258
Sanderson Farms (A)	16,600	1,339
Sprouts Farmers Market*	63,035	1,261
Sysco	22,900	1,219
Tyson Foods, Cl A	181,200	10,294
Walgreens Boots Alliance	185,545	15,721

Description	Shares	Market Value ($ Thousands)
Wal-Mart Stores	298,412	$21,017
Whole Foods Market	1,300	40

		349,888

Energy — 6.2%
Anadarko Petroleum	77,400	5,352
Antero Resources*	69,340	1,698
Apache	36,600	2,414
Baker Hughes	2,400	154
Cabot Oil & Gas	47,300	1,046
Chesapeake Energy* (A)	15,500	109
Chevron	251,824	28,094
Cimarex Energy	12,300	1,696
Concho Resources*	7,400	1,058
ConocoPhillips	385,704	18,714
Devon Energy	2,900	140
Energen*	18,800	1,167
EOG Resources	48,110	4,932
EQT	600	42
Extraction Oil & Gas*	53,595	1,261
Exxon Mobil	343,863	30,019
FMC Technologies*	900	31
Halliburton	55,300	2,936
Helmerich & Payne (A)	26,600	2,012
Hess	1,200	67
HollyFrontier	189,055	5,439
Kinder Morgan	166,100	3,687
Magellan Midstream Partners (B)	130,744	9,054
Marathon Oil	900	16
Marathon Petroleum	148,601	6,987
Matador Resources* (A)	51,120	1,362
McDermott International*	40,500	279
Murphy Oil	1,900	65
National Oilwell Varco	1,600	60
Newfield Exploration*	209,800	9,487
Newpark Resources*	45,300	333
Noble Energy	277,165	10,577
Occidental Petroleum	16,900	1,206
Oceaneering International	50,475	1,345
ONEOK	39,100	2,148
Phillips 66	87,300	7,253
Pioneer Natural Resources	34,008	6,497
Range Resources	37,800	1,330
Rice Energy*	124,500	3,032
Schlumberger	233,553	19,630
Southwestern Energy*	47,300	537
Spectra Energy	52,382	2,145
Suncor Energy	400,373	12,756
Tesoro	95,700	7,785
Transocean* (A)	1,700	22
Valero Energy	49,500	3,047

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Williams	23,700	$728

		219,749

Financials — 12.9%
Affiliated Managers Group*	200	30
Aflac	72,200	5,154
Allstate	91,400	6,391
American Express	163,771	11,798
American International Group	14,900	944
Ameriprise Financial	636	73
Aon	73,145	8,346
Arch Capital Group*	23,340	1,931
Argo Group International Holdings	33,085	2,099
Arthur J Gallagher	12,700	639
Assurant	14,400	1,243
Assured Guaranty	154,439	5,523
Bank of America	2,504,500	52,895
Bank of New York Mellon	290,230	13,763
BB&T	2,900	131
Berkshire Hathaway, Cl B*	265,214	41,755
BlackRock, Cl A	1,400	519
Capital One Financial	2,100	177
Charles Schwab	234,825	9,078
Chimera Investment‡	175,095	2,970
Chubb	7,141	914
Cincinnati Financial	36,100	2,770
Citigroup	768,332	43,326
Citizens Financial Group	1,800	60
CME Group, Cl A	187,619	21,184
Comerica	37,310	2,379
Discover Financial Services	187,058	12,677
Donnelley Financial Solutions*	33,413	637
E*TRADE Financial*	900	31
East West Bancorp	35,758	1,712
Fifth Third Bancorp	2,500	65
Franklin Resources	1,200	47
Goldman Sachs Group	51,100	11,206
Hartford Financial Services Group	5,000	236
Home BancShares	73,500	1,901
Huntington Bancshares	690,543	8,604
Intercontinental Exchange	175,345	9,714
Invesco	93,959	2,942
Invesco Mortgage Capital‡	45,500	678
JPMorgan Chase	348,455	27,936
KeyCorp	725,400	12,557
Legg Mason	300	10
Leucadia National	1,200	26
Lincoln National	5,700	365
Loews	1,100	49
M&T Bank	742	107
Marsh & McLennan	95,191	6,598
MetLife	218,200	12,003

Description	Shares	Market Value ($ Thousands)
Moody’s	600	$60
Morgan Stanley	5,000	207
Morningstar	19,635	1,432
Nasdaq	30,100	1,929
Navient	117,734	2,029
Northern Trust	1,800	148
Old Republic International	427,950	7,647
PacWest Bancorp	29,300	1,502
Paramount Group‡	29,200	459
People’s United Financial	31,300	586
PNC Financial Services Group	40,800	4,510
Popular	2,612	106
Principal Financial Group	1,200	69
Progressive	315,230	10,497
Prudential Financial	1,400	141
Raymond James Financial	21,500	1,547
Regions Financial	4,500	61
Reinsurance Group of America, Cl A	15,670	1,913
S&P Global	65,739	7,822
Signature Bank NY*	11,775	1,765
SLM*	321,862	3,241
State Street	9,800	772
SunTrust Banks	206,740	10,740
Synchrony Financial	285,365	9,862
T. Rowe Price Group	1,100	81
Torchmark	400	28
Travelers	4,600	521
Unum Group	800	34
US Bancorp	464,639	23,055
Validus Holdings	25,125	1,365
VEREIT‡	199,900	1,657
Webster Financial	35,770	1,775
Wells Fargo	224,055	11,857
Willis Towers Watson	500	62
XL Group	50,200	1,814
Zions Bancorporation	700	28

		457,515

Health Care — 13.8%
Abbott Laboratories	45,700	1,740
AbbVie	188,181	11,441
Aetna	3,595	470
Agilent Technologies	144,780	6,367
Alexion Pharmaceuticals*	500	61
Allergan	75,131	14,598
AmerisourceBergen	600	47
Amgen	161,669	23,292
Anthem	19,900	2,836
Baxter International	270,298	11,993
Becton Dickinson	37,000	6,257
Biogen*	22,300	6,558
Boston Scientific*	668,105	13,669

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Bristol-Myers Squibb	118,570	$6,692
C.R. Bard	21,400	4,506
Cardinal Health	6,600	469
Catalent*	34,380	823
Celgene*	212,520	25,186
Cellectis ADR*	44,115	744
Centene*	3,100	179
Cerner*	112,800	5,615
Cigna	9,145	1,232
Cooper	10,200	1,678
Danaher	64,800	5,065
DaVita HealthCare Partners*	700	44
DENTSPLY SIRONA	22,283	1,296
Edwards Lifesciences*	40,300	3,339
Eli Lilly	84,050	5,641
Endo International*	700	11
Express Scripts Holding*	327,428	24,845
Gilead Sciences	177,864	13,109
HCA Holdings*	1,000	71
Henry Schein*	10,500	1,564
Hologic*	186,000	7,120
Humana	57,326	12,190
Illumina*	700	93
INC Research Holdings, Cl A*	23,755	1,176
Intuitive Surgical*	2,200	1,416
Jazz Pharmaceuticals*	15,100	1,565
Johnson & Johnson	588,969	65,552
Laboratory Corp of America Holdings*	300	38
Mallinckrodt*	107,000	5,639
McKesson	10,900	1,568
Medtronic	80,676	5,890
Merck	521,651	31,920
Mettler Toledo International*	3,300	1,360
Mylan*	158,597	5,806
Patterson	300	12
PerkinElmer	3,900	198
Perrigo	500	43
Pfizer	1,602,205	51,495
Quest Diagnostics	18,700	1,636
Quintiles IMS Holdings*	50,470	3,878
Regeneron Pharmaceuticals*	200	76
St. Jude Medical	8,813	698
STERIS	25,785	1,692
Stryker	94,510	10,742
Thermo Fisher Scientific	77,135	10,807
United Therapeutics*	12,630	1,587
UnitedHealth Group	263,864	41,775
Universal Health Services, Cl B	2,100	258
Valeant Pharmaceuticals International* (A)	148,020	2,337
Varian Medical Systems*	400	36
Vertex Pharmaceuticals*	800	65
VWR*	64,095	1,743

Description	Shares	Market Value ($ Thousands)
Waters*	6,200	$834
Zimmer Biomet Holdings	20,300	2,068
Zoetis, Cl A	320,230	16,133

		490,884

Industrials — 11.2%
3M	128,562	22,079
Acuity Brands	3,700	930
Alaska Air Group	24,620	2,025
Allegion	5,633	377
Altra Industrial Motion	34,325	1,201
American Airlines Group	2,200	102
Ametek	700	33
Arconic	1,500	29
Argan	10,800	653
Boeing	79,000	11,894
BWX Technologies	48,400	1,895
C.H. Robinson Worldwide	2,300	172
Canadian National Railway	110,750	7,401
Canadian Pacific Railway	53,180	8,150
Caterpillar	101,845	9,732
Cintas	12,300	1,410
Continental Building Products*	85,470	1,915
Copart*	107,990	5,909
CSX	3,300	118
Cummins	8,100	1,148
Deere	135,390	13,566
Delta Air Lines	4,100	198
Deluxe	17,175	1,163
Dover	3,600	261
Dun & Bradstreet	8,000	974
Eaton	21,500	1,430
Echo Global Logistics*	34,904	876
Emerson Electric	13,000	734
Equifax	33,900	3,880
Expeditors International of Washington	600	32
Fastenal	2,100	100
FedEx	46,000	8,817
Flowserve	10,200	484
Fluor	16,800	899
Fortive	1,100	60
Fortune Brands Home & Security	17,300	954
Generac Holdings*	33,240	1,362
General Dynamics	20,300	3,560
General Electric	1,369,934	42,139
Honeywell International	239,797	27,322
Huntington Ingalls Industries	29,900	5,345
Illinois Tool Works	46,454	5,815
Ingersoll-Rand	95,800	7,141
Insperity	5,700	413
Jacobs Engineering Group*	27,600	1,711
JB Hunt Transport Services	4,000	381

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Johnson Controls International	326,740	$14,697
Kansas City Southern	10,000	887
Kirby*	27,090	1,719
L-3 Communications Holdings, Cl 3	7,700	1,215
Lockheed Martin	56,146	14,893
LSC Communications	28,999	599
Masco	292,202	9,248
Nielsen Holdings	186,959	8,058
Norfolk Southern	1,200	128
Northrop Grumman	50,400	12,582
Owens Corning	25,490	1,310
Paccar	1,200	75
Parker Hannifin	8,300	1,153
Pentair	19,200	1,103
PGT*	121,215	1,345
Pitney Bowes	140,864	2,021
Quanta Services*	36,500	1,231
Raytheon	105,090	15,715
Regal-Beloit	35,240	2,569
Republic Services	124,024	6,882
Robert Half International	89,204	4,003
Rockwell Automation	53,625	7,170
Rockwell Collins	500	46
Roper Technologies	1,100	199
Ryder System	200	16
Snap-on	3,000	502
Southwest Airlines	149,600	6,973
Stanley Black & Decker	64,200	7,616
Steelcase, Cl A	21,400	333
Stericycle*	300	22
Tennant	12,425	933
Textron	2,200	101
TransDigm Group*	5,300	1,333
TriMas*	80,585	1,729
Union Pacific	102,515	10,388
United Continental Holdings*	1,700	117
United Parcel Service, Cl B	97,835	11,341
United Rentals*	15,900	1,608
United Technologies	205,801	22,169
Universal Forest Products	9,000	894
Verisk Analytics, Cl A*	1,200	100
Waste Connections	63,429	4,848
Waste Management	115,366	8,020
Woodward Governor	16,695	1,131
WW Grainger (A)	200	46
Xylem	46,700	2,409

		398,267

Information Technology — 21.2%
Accenture, Cl A	168,595	20,135
Activision Blizzard	75,000	2,746
Adobe Systems*	95,200	9,788

Description	Shares	Market Value ($ Thousands)
Akamai Technologies*	600	$40
Alliance Data Systems	200	46
Alphabet, Cl A*	63,409	49,198
Alphabet, Cl C*	74,725	56,645
Amdocs	310,381	18,303
Amphenol, Cl A	18,300	1,249
Analog Devices	1,100	82
Apple	985,841	108,955
Applied Materials	746,684	24,043
Autodesk*	900	65
Automatic Data Processing	7,100	682
Bottomline Technologies de*	50,315	1,261
Broadcom	24,243	4,133
Broadridge Financial Solutions	72,810	4,714
BroadSoft*	23,330	968
Brocade Communications Systems	125,023	1,543
Brooks Automation	65,630	1,070
CA	69,920	2,235
Cardtronics*	19,900	984
Ciena*	72,505	1,555
Cisco Systems	1,630,247	48,614
Citrix Systems*	70,800	6,141
Cognizant Technology Solutions, Cl A*	143,400	7,899
Corning	48,700	1,170
CSRA	600	19
Cypress Semiconductor	115,920	1,304
DST Systems	5,100	526
eBay*	882,535	24,543
Electronic Arts*	36,000	2,853
F5 Networks*	27,000	3,800
Facebook, Cl A*	424,755	50,300
Fidelity National Information Services	72,470	5,594
First Solar*	15,000	455
Fiserv*	26,500	2,772
FLIR Systems	46,180	1,658
Global Payments	500	34
Harris	6,200	642
Hewlett Packard Enterprise	513,716	12,226
HP	352,000	5,421
Intel	872,549	30,277
International Business Machines	42,141	6,836
Intuit	74,800	8,503
j2 Global	22,525	1,656
Juniper Networks	1,500	41
Kla-Tencor	800	64
Lam Research	16,600	1,760
Leidos Holdings	46,025	2,357
Linear Technology	7,350	460
Littelfuse	6,130	894
MACOM Technology Solutions Holdings* (A)	25,080	1,250
MasterCard, Cl A	63,700	6,510
Microchip Technology	28,100	1,860

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Micron Technology*	3,600	$70
Microsemi*	32,420	1,775
Microsoft	996,974	60,078
Motorola Solutions	98,805	7,929
NCR*	49,270	1,909
NetApp	1,100	40
NETGEAR*	5,200	279
Nvidia	92,600	8,538
Oracle	662,100	26,610
Paychex	20,800	1,226
PayPal Holdings*	238,346	9,362
Qorvo*	2,000	107
QUALCOMM	244,600	16,665
Red Hat*	19,885	1,573
salesforce.com inc*	4,600	331
Seagate Technology	22,800	914
Skyworks Solutions	75,385	5,793
Symantec	71,976	1,756
SYNNEX	3,200	374
TE Connectivity	1,700	115
Teradata*	400	11
Texas Instruments	232,986	17,225
Total System Services	43,400	2,136
Vantiv, Cl A*	153,265	8,649
VeriSign* (A)	500	39
Versum Materials*	50,405	1,233
Visa, Cl A	164,761	12,739
Western Digital	122,783	7,816
Western Union	3,300	69
Xerox	523,578	4,895
Xilinx	2,000	108
Yahoo!*	30,800	1,263
Yelp, Cl A*	75,609	2,813

		753,319

Materials — 2.6%
AdvanSix*	97,107	1,816
Air Products & Chemicals	700	101
Albemarle	28,300	2,484
Avery Dennison	24,900	1,794
Ball	5,200	390
Calgon Carbon	47,965	849
CF Industries Holdings	800	23
Crown Holdings*	153,115	8,328
Dow Chemical	4,000	223
E.I. du Pont de Nemours	108,576	7,992
Eastman Chemical	1,400	105
Ecolab	900	105
FMC	9,400	528
Freeport-McMoRan, Cl B*	385,100	5,911
Graphic Packaging Holding	130,350	1,639
Greif, Cl A	13,700	704

Description	Shares	Market Value ($ Thousands)
Ingevity*	34,440	$1,804
Innospec	22,425	1,473
International Flavors & Fragrances	13,000	1,574
International Paper	30,500	1,486
LyondellBasell Industries, Cl A	106,200	9,592
Martin Marietta Materials	5,400	1,185
Monsanto	14,006	1,439
Mosaic	1,200	34
Newmont Mining	394,989	12,813
Nucor	44,800	2,786
Owens-Illinois*	107,900	1,982
Packaging Corp of America	7,500	636
PPG Industries	67,994	6,523
Praxair	1,000	120
Sealed Air	800	36
Sherwin-Williams	600	161
Steel Dynamics	70,000	2,484
Trinseo	37,100	2,172
Valvoline (A)	80,325	1,686
Vulcan Materials	62,979	7,913
Westlake Chemical	19,500	1,154
WestRock	13,100	671

		92,716

Real Estate — 2.3%
American Campus Communities‡	123,555	5,821
American Tower, Cl A‡	4,000	409
Apartment Investment & Management, Cl A‡	18,300	770
Apple Hospitality‡ (A)	47,700	880
AvalonBay Communities‡	3,000	493
Boston Properties‡	600	74
CBRE Group, Cl A*	1,000	29
CoreCivic‡	38,882	883
Crown Castle International‡	3,500	292
DCT Industrial Trust‡	42,765	1,965
DDR‡	200,285	3,048
Digital Realty Trust‡ (A)	44,300	4,090
Equinix‡	14,410	4,882
Equity Residential‡	35,506	2,131
Essex Property Trust‡	700	151
Extra Space Storage‡	19,750	1,386
Federal Realty Investment Trust‡	6,300	885
Forest City Realty Trust, Cl A‡	80,600	1,490
Franklin Street Properties‡	30,800	387
General Growth Properties‡	259,833	6,584
GEO Group‡	23,800	792
HCP‡	34,900	1,031
Host Hotels & Resorts‡	3,200	57
Iron Mountain‡	152,742	5,041
Jones Lang LaSalle	21,220	2,149
Kilroy Realty‡	26,770	1,937
Kimco Realty‡	56,200	1,435

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Lamar Advertising, Cl A‡	40,984	$2,717
Lexington Realty Trust‡	6,500	67
Macerich‡	34,991	2,376
Mid-America Apartment Communities‡	64,780	5,936
Prologis‡	52,700	2,682
Public Storage‡	2,700	565
Quality Care Properties*‡	7,800	117
Realty Income‡	49,700	2,755
Ryman Hospitality Properties‡	20,300	1,196
Simon Property Group‡	33,282	5,979
SL Green Realty‡	300	32
Tanger Factory Outlet Centers‡	48,040	1,656
UDR‡	54,940	1,870
Ventas‡	46,000	2,779
Vornado Realty Trust‡	1,300	127
Welltower‡	6,500	408
Weyerhaeuser‡	2,900	89
WP Carey‡	23,300	1,354

		81,797

Telecommunication Services — 2.7%
AT&T	1,128,925	43,610
CenturyLink	9,000	212
Frontier Communications (A)	119,800	437
Level 3 Communications*	9,246	509
Verizon Communications	1,028,433	51,319

		96,087

Utilities — 3.2%
AES	730,592	8,365
Alliant Energy	39,400	1,415
Ameren	30,800	1,513
American Electric Power	205,725	12,148
American Water Works	48,800	3,537
AmeriGas Partners (B)	2,830	127
Avangrid	22,610	818
CenterPoint Energy	57,500	1,372
CMS Energy	74,645	3,002
Consolidated Edison	5,200	363
Dominion Resources	2,400	176
DTE Energy	47,900	4,459
Duke Energy	86,800	6,403
Edison International	32,900	2,262
Entergy	27,600	1,897
Eversource Energy	7,300	377
Exelon	76,600	2,490
FirstEnergy	120,000	3,755
MDU Resources Group	51,900	1,444
NextEra Energy	12,600	1,439
NiSource	91,700	2,012
NRG Energy	72,100	818
PG&E	317,291	18,657

Description	Shares	Market Value ($ Thousands)
Pinnacle West Capital	75,967	$5,616
PNM Resources	52,960	1,674
PPL	290,100	9,707
Public Service Enterprise Group	80,300	3,317
SCANA	40,700	2,871
Sempra Energy	13,800	1,377
Southern	21,000	983
UGI	51,500	2,307
WEC Energy Group	36,153	2,025
Xcel Energy	163,890	6,393

		115,119

Total Common Stock (Cost $2,873,748) ($ Thousands)		3,427,059

	Number of Rights
RIGHTS — 0.0%

United States — 0.0%
Safeway - PDC*‡‡	85,749	4
Safeway CVR - Casa Ley*‡‡	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.335%, 12/15/2016 (C) (E)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.470%**† (D)	20,864,164	20,865

Total Affiliated Partnership (Cost $20,865) ($ Thousands)		20,865

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	165,409,465	$165,409

Total Cash Equivalent (Cost $165,409) ($ Thousands)		165,409

Total Investments — 101.7% (Cost $3,060,222) ($ Thousands)		$3,613,624

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	160	Dec-2016	$356

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $3,551,854 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $20,511 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2016, such securities amounted to $9,181 ($ Thousands), or 0.26% of Net Assets (See Note 2).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $20,865 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,427,059	$—	$—	$3,427,059
Rights	—	91	—	91
U.S. Treasury Obligation	—	200	—	200
Affiliated Partnership	—	20,865	—	20,865
Cash Equivalent	165,409	—	—	165,409

Total Investments in Securities	$3,592,468	$21,156	$—	$3,613,624

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$356	$—	$—	$356

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Consumer Discretionary — 12.4%
Adient*	9,127	$489
Advance Auto Parts	7,008	1,189
Amazon.com*	39,889	29,940
AMC Networks, Cl A*	5,485	303
Aramark	23,800	819
AutoNation*	6,732	301
AutoZone*	2,907	2,277
Bed Bath & Beyond	14,915	668
Best Buy	27,647	1,263
BorgWarner	22,064	786
Brinker International	5,283	281
Brunswick	9,400	471
Burlington Stores*	6,900	607
Cabela’s*	4,800	299
Cable One	457	270
CalAtlantic Group	7,300	244
Carmax* (A)	19,660	1,136
Carnival, Cl A	41,100	2,113
Carter’s	5,100	466
CBS, Cl B	40,099	2,435
Charter Communications, Cl A*	20,797	5,726
Chipotle Mexican Grill, Cl A*	2,819	1,117
Choice Hotels International	3,584	184
Cinemark Holdings	11,000	438
Clear Channel Outdoor Holdings, Cl A*	700	4
Coach	27,567	1,003
Comcast, Cl A	247,625	17,212
CST Brands	7,148	343
Darden Restaurants	11,922	874
Delphi Automotive	27,100	1,734
Dick’s Sporting Goods	8,758	517
Dillard’s, Cl A	1,900	136
Discovery Communications, Cl A*	14,500	393
Discovery Communications, Cl C*	23,100	611
DISH Network, Cl A*	21,762	1,250
Dollar General	28,200	2,180
Dollar Tree*	22,434	1,978
Domino’s Pizza	5,000	840
DR Horton	33,768	936
Dunkin’ Brands Group	9,000	489
Expedia	12,022	1,491
Extended Stay America	5,900	92
Foot Locker	13,469	965
Ford Motor	405,484	4,850
GameStop, Cl A (A)	10,100	249
Gap	21,721	542
Garmin (A)	11,200	584
General Motors	146,200	5,048
Gentex	29,264	541
Genuine Parts	14,511	1,396
Goodyear Tire & Rubber	26,852	824

Description	Shares	Market Value ($ Thousands)
Graham Holdings, Cl B	457	$224
Groupon, Cl A*	36,000	143
H&R Block	23,325	517
Hanesbrands	37,172	864
Harley-Davidson	18,103	1,102
Harman International Industries	7,168	784
Hasbro	11,267	962
Hilton Worldwide Holdings	51,700	1,296
Home Depot	127,915	16,552
Hyatt Hotels, Cl A*	2,200	113
International Game Technology	8,400	217
Interpublic Group	40,675	979
J.C. Penney* (A)	29,251	277
John Wiley & Sons, Cl A	4,042	222
Kate Spade*	11,900	177
Kohl’s	18,119	975
L Brands	24,157	1,696
Las Vegas Sands	36,593	2,293
Lear	7,500	971
Leggett & Platt	13,012	625
Lennar, Cl A	18,030	767
Lennar, Cl B	1,200	41
Liberty Broadband, Cl A*	2,780	193
Liberty Broadband, Cl C*	10,108	721
Liberty Expedia Holdings, Cl A*	5,433	239
Liberty Interactive QVC Group, Cl A*	44,430	920
Liberty SiriusXM Group, Cl A*	8,320	302
Liberty SiriusXM Group, Cl C*	18,640	667
Liberty Ventures, Ser A*	8,149	318
Lions Gate Entertainment* (A)	9,800	229
Live Nation*	13,600	376
LKQ*	30,500	1,001
Lowe’s	92,810	6,548
lululemon athletica*	10,000	570
Macy’s	30,330	1,280
Madison Square Garden, Cl A*	1,786	310
Marriott International, Cl A	32,394	2,552
Mattel	34,142	1,078
McDonald’s	90,680	10,815
MGM Resorts International*	46,639	1,339
Michael Kors Holdings*	16,200	753
Michaels*	9,500	232
Mohawk Industries*	6,066	1,198
Murphy USA*	3,588	245
NetFlix*	42,500	4,973
Newell Brands	46,693	2,195
News	10,800	129
News, Cl A	37,846	438
NIKE, Cl B	135,268	6,773
Nordstrom (A)	12,712	711
Norwegian Cruise Line Holdings*	15,600	621
NVR*	354	565

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Omnicom Group	23,444	$2,038
O’Reilly Automotive*	9,440	2,591
Panera Bread, Cl A*	2,262	480
Penske Auto Group	4,000	200
Polaris Industries (A)	5,900	513
Pool	4,000	402
Priceline Group*	5,132	7,717
PulteGroup	34,945	659
PVH	7,900	837
Ralph Lauren, Cl A	5,780	605
Regal Entertainment Group, Cl A (A)	7,388	169
Ross Stores	39,076	2,641
Royal Caribbean Cruises	16,900	1,368
Sally Beauty Holdings*	14,200	372
Scripps Networks Interactive, Cl A	8,253	572
Service International	19,394	523
ServiceMaster Global Holdings*	13,300	508
Signet Jewelers (A)	7,800	712
Sirius XM Holdings (A)	174,400	797
Six Flags Entertainment	7,500	432
Skechers U.S.A., Cl A*	13,400	305
Staples	64,464	623
Starbucks	147,512	8,551
Starz*	8,820	299
Target	61,585	4,757
TEGNA	22,559	506
Tempur Sealy International* (A)	5,600	355
Tesla Motors* (A)	12,437	2,356
Thor Industries	4,900	493
Tiffany	10,925	901
Time Warner	81,479	7,481
TJX	68,808	5,390
Toll Brothers*	15,751	467
Tractor Supply	13,400	1,006
Tribune Media, Cl A	7,200	259
TripAdvisor*	11,367	549
Tupperware Brands	4,800	266
Twenty-First Century Fox, Cl A	108,085	3,038
Twenty-First Century Fox, Cl B	49,500	1,389
Ulta Salon Cosmetics & Fragrance*	5,752	1,493
Under Armour, Cl A* (A)	18,400	567
Under Armour, Cl C*	18,821	485
Urban Outfitters*	8,820	279
Vail Resorts	4,500	713
VF	33,968	1,852
Viacom, Cl A	1,200	50
Viacom, Cl B	34,869	1,307
Vista Outdoor*	5,672	228
Visteon*	3,300	260
Walt Disney	166,772	16,530
Wendy’s	20,075	252
Whirlpool	7,516	1,221

Description	Shares	Market Value ($ Thousands)
Williams-Sonoma	9,062	$496
Wyndham Worldwide	10,868	782
Wynn Resorts (A)	7,896	805
Yum China Holdings*	38,448	1,081
Yum! Brands	37,148	2,355

		274,875

Consumer Staples — 8.5%
Altria Group	201,440	12,878
Archer-Daniels-Midland	57,179	2,472
Blue Buffalo Pet Products*	5,600	131
Brown-Forman, Cl A	5,000	236
Brown-Forman, Cl B	19,954	905
Bunge	13,700	935
Campbell Soup	18,878	1,074
Casey’s General Stores	3,800	458
Church & Dwight	25,814	1,130
Clorox	12,803	1,480
Coca-Cola	400,540	16,162
Colgate-Palmolive	88,750	5,789
ConAgra Foods	43,386	1,592
Constellation Brands, Cl A	16,431	2,483
Costco Wholesale	44,481	6,677
Coty, Cl A	45,423	850
CVS Health	109,252	8,400
Dr. Pepper Snapple Group	18,400	1,596
Edgewell Personal Care*	6,041	478
Energizer Holdings	6,341	285
Estee Lauder, Cl A	21,508	1,671
Flowers Foods (A)	16,525	256
General Mills	62,392	3,802
Hain Celestial Group*	10,300	404
Herbalife* (A)	7,500	368
Hershey	14,198	1,372
Hormel Foods	26,556	909
Ingredion	7,200	845
JM Smucker	11,511	1,450
Kellogg	24,803	1,786
Kimberly-Clark	37,618	4,349
Kraft Heinz	62,102	5,071
Kroger	94,546	3,054
Lamb Weston Holdings*	14,462	484
McCormick	11,393	1,039
Mead Johnson Nutrition, Cl A	18,486	1,333
Molson Coors Brewing, Cl B	17,162	1,682
Mondelez International, Cl A	152,606	6,293
Monster Beverage*	42,087	1,883
Nu Skin Enterprises, Cl A	5,500	287
PepsiCo	148,552	14,870
Philip Morris International	159,468	14,078
Pilgrim’s Pride*	5,700	100
Pinnacle Foods	11,800	585

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Post Holdings*	6,300	$481
Procter & Gamble	262,754	21,667
Reynolds American	86,250	4,666
Rite Aid*	104,400	831
Spectrum Brands Holdings	2,500	300
Sprouts Farmers Market*	13,500	270
Sysco	52,148	2,777
TreeHouse Foods*	5,400	374
Tyson Foods, Cl A	28,965	1,646
US Foods Holding*	4,600	105
Walgreens Boots Alliance	87,725	7,433
Wal-Mart Stores	155,979	10,986
WhiteWave Foods*	17,422	960
Whole Foods Market	31,704	964

		187,442

Energy — 7.1%
Anadarko Petroleum	55,740	3,854
Antero Resources*	18,400	451
Apache	37,859	2,497
Baker Hughes	43,940	2,827
Cabot Oil & Gas	46,100	1,020
Cheniere Energy*	19,700	805
Chesapeake Energy* (A)	61,266	429
Chevron	193,002	21,531
Cimarex Energy	9,300	1,282
Concho Resources*	14,200	2,031
ConocoPhillips	128,976	6,258
CONSOL Energy*	23,244	478
Continental Resources*	9,000	522
Devon Energy	51,913	2,509
Diamond Offshore Drilling* (A)	6,209	112
Diamondback Energy*	7,800	841
Dril-Quip*	3,700	209
Energen*	9,437	586
Ensco, Cl A	30,400	294
EOG Resources	57,290	5,873
EQT	17,266	1,210
Exxon Mobil	427,138	37,289
FMC Technologies*	22,920	785
Frank’s International (A)	4,000	50
Gulfport Energy*	12,100	311
Halliburton	89,736	4,764
Helmerich & Payne (A)	9,750	738
Hess	28,212	1,579
HollyFrontier	16,726	481
Kinder Morgan	201,422	4,472
Kosmos Energy*	17,200	91
Laredo Petroleum*	14,600	233
Marathon Oil	85,676	1,547
Marathon Petroleum	52,176	2,453
Murphy Oil	15,454	524

Description	Shares	Market Value ($ Thousands)
Nabors Industries	26,800	$432
National Oilwell Varco	37,380	1,397
Newfield Exploration*	20,099	909
Noble*	21,700	135
Noble Energy	42,124	1,607
Occidental Petroleum	79,454	5,670
Oceaneering International	9,700	259
ONEOK	20,558	1,129
Parsley Energy, Cl A*	16,500	630
Patterson-UTI Energy	13,232	353
PBF Energy, Cl A (A)	9,900	238
Phillips 66	47,288	3,929
Pioneer Natural Resources	16,144	3,084
QEP Resources*	24,346	479
Range Resources	20,614	725
Rice Energy*	19,900	485
Rowan, Cl A*	10,886	194
RPC (A)	5,550	111
Schlumberger	143,455	12,057
SM Energy	8,800	351
Southwestern Energy*	48,976	556
Spectra Energy	69,509	2,846
Superior Energy Services*	14,700	253
Targa Resources	15,300	815
Tesoro	11,746	956
Transocean* (A)	33,900	437
Valero Energy	46,736	2,877
Weatherford International*	88,900	454
Whiting Petroleum*	21,348	261
Williams	68,396	2,100
World Fuel Services	7,000	311
WPX Energy*	34,048	529

		157,505

Financials — 14.5%
Affiliated Managers Group*	5,420	803
Aflac	39,956	2,852
AGNC Investment‡	34,059	636
Alleghany*	1,499	851
Allied World Assurance Holdings	8,900	417
Allstate	37,225	2,603
Ally Financial	45,400	882
American Express	83,134	5,989
American Financial Group	7,014	577
American International Group	114,923	7,278
American National Insurance	822	99
Ameriprise Financial	15,780	1,802
AmTrust Financial Services	9,200	234
Annaly Capital Management‡	100,011	1,022
Aon	26,144	2,983
Arch Capital Group*	11,300	935
Arthur J Gallagher	17,304	871

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Artisan Partners Asset Management, Cl A	4,200	$125
Aspen Insurance Holdings	5,700	290
Associated Banc	14,684	336
Assurant	6,293	543
Assured Guaranty	13,200	472
Axis Capital Holdings	8,800	537
Bank of America	1,055,063	22,283
Bank of Hawaii	4,082	340
Bank of New York Mellon	109,209	5,179
BankUnited	9,600	340
BB&T	85,406	3,865
Berkshire Hathaway, Cl B*	193,800	30,512
BlackRock, Cl A	13,085	4,852
BOK Financial (A)	2,475	199
Brown & Brown	11,124	482
Capital One Financial	53,425	4,490
CBOE Holdings	7,900	544
Charles Schwab	121,685	4,704
Chimera Investment‡	18,880	320
Chubb	47,991	6,143
Cincinnati Financial	14,786	1,135
CIT Group	20,200	825
Citigroup	301,804	17,019
Citizens Financial Group	52,400	1,756
CME Group, Cl A	35,470	4,005
CNA Financial	3,100	119
Comerica	17,553	1,119
Commerce Bancshares	8,205	450
Credit Acceptance* (A)	800	153
Cullen/Frost Bankers	5,468	450
Discover Financial Services	40,789	2,764
Donnelley Financial Solutions*	2,397	46
E*TRADE Financial*	28,300	977
East West Bancorp	14,400	689
Eaton Vance	11,010	445
Endurance Specialty Holdings	6,500	599
Erie Indemnity, Cl A	2,419	259
Everest Re Group	4,100	863
FactSet Research Systems	3,900	625
Federated Investors, Cl B	9,658	266
Fifth Third Bancorp	75,782	1,972
First American Financial	10,500	396
First Hawaiian	2,400	72
First Horizon National	21,756	415
First Republic Bank	14,400	1,179
FNF Group	26,552	848
Franklin Resources	35,749	1,404
Goldman Sachs Group	39,875	8,744
Hanover Insurance Group	4,393	380
Hartford Financial Services Group	38,810	1,829
Huntington Bancshares	106,234	1,324
Interactive Brokers Group, Cl A	5,600	206

Description	Shares	Market Value ($ Thousands)
Intercontinental Exchange	62,000	$3,435
Invesco	40,600	1,271
JPMorgan Chase	373,234	29,922
KeyCorp	107,551	1,862
Lazard, Cl A	15,600	606
Legg Mason	10,781	344
Leucadia National	33,806	744
Lincoln National	24,188	1,550
Loews	27,836	1,243
LPL Financial Holdings	7,900	325
M&T Bank	14,857	2,139
Markel*	1,350	1,213
MarketAxess Holdings	3,600	597
Marsh & McLennan	54,765	3,796
Mercury General	2,396	140
MetLife	96,909	5,331
MFA Financial‡	33,700	264
Moody’s	16,927	1,701
Morgan Stanley	148,378	6,137
Morningstar	1,800	131
MSCI, Cl A	9,000	709
Nasdaq	11,400	731
Navient	32,814	565
New York Community Bancorp	46,772	747
Northern Trust	20,505	1,684
NorthStar Asset Management Group	17,300	255
Old Republic International	23,390	418
OneMain Holdings, Cl A*	4,700	96
PacWest Bancorp	12,000	615
People’s United Financial	31,534	590
PNC Financial Services Group	51,922	5,739
Popular	10,453	425
Principal Financial Group	26,408	1,523
ProAssurance	5,500	308
Progressive	58,480	1,947
Prudential Financial	46,163	4,644
Raymond James Financial	12,621	908
Regions Financial	125,487	1,699
Reinsurance Group of America, Cl A	6,299	769
RenaissanceRe Holdings	4,200	548
S&P Global	26,256	3,124
Santander Consumer USA Holdings*	11,600	160
SEI†	13,042	615
Signature Bank NY*	5,300	795
SLM*	43,914	442
Starwood Property Trust‡	23,500	528
State Street	39,179	3,087
SunTrust Banks	50,546	2,626
SVB Financial Group*	5,200	822
Synchrony Financial	83,418	2,883
Synovus Financial	12,096	468
T. Rowe Price Group	24,030	1,780

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
TCF Financial	15,001	$260
TD Ameritrade Holding	25,445	1,044
TFS Financial	6,200	116
Thomson Reuters	30,000	1,296
Torchmark	11,687	819
Travelers	29,075	3,296
Two Harbors Investment‡	31,800	276
Unum Group	23,805	1,006
US Bancorp	167,997	8,336
Validus Holdings	7,926	431
Voya Financial	20,500	797
Wells Fargo	468,766	24,807
Western Alliance Bancorp*	9,200	430
White Mountains Insurance Group	447	374
WR Berkley	9,714	600
XL Group	27,400	990
Zions Bancorporation	20,402	812

		321,414

Health Care — 13.0%
Abbott Laboratories	150,276	5,721
AbbVie	166,961	10,151
ABIOMED*	3,900	438
Acadia Healthcare*	7,100	270
ACADIA Pharmaceuticals* (A)	8,900	240
Aetna	35,535	4,649
Agilent Technologies	32,164	1,415
Agios Pharmaceuticals*	5,200	303
Akorn*	8,700	185
Alere*	8,900	354
Alexion Pharmaceuticals*	21,600	2,648
Align Technology*	7,200	670
Alkermes*	15,000	852
Allergan	40,316	7,833
Allscripts Healthcare Solutions*	16,500	181
Alnylam Pharmaceuticals*	7,600	333
AmerisourceBergen	17,624	1,375
Amgen	77,458	11,159
Amsurg, Cl A*	5,300	361
Anthem	27,631	3,938
athenahealth* (A)	3,900	369
Baxter International	49,515	2,197
Becton Dickinson	20,978	3,547
Biogen*	22,700	6,675
BioMarin Pharmaceutical*	17,200	1,473
Bio-Rad Laboratories, Cl A*	2,200	382
Bio-Techne	3,441	363
Boston Scientific*	134,939	2,761
Bristol-Myers Squibb	172,459	9,734
Brookdale Senior Living, Cl A*	19,000	221
Bruker	9,400	213
C.R. Bard	7,385	1,555

Description	Shares	Market Value ($ Thousands)
Cardinal Health	32,429	$2,303
Celgene*	79,360	9,405
Centene*	16,728	964
Cerner*	29,196	1,453
Charles River Laboratories International*	4,443	316
Cigna	25,455	3,430
Cooper	4,704	774
Danaher	63,102	4,933
DaVita HealthCare Partners*	16,585	1,051
DENTSPLY SIRONA	22,766	1,325
DexCom*	8,300	542
Edwards Lifesciences*	21,228	1,759
Eli Lilly	99,461	6,676
Endo International*	20,397	327
Envision Healthcare Holdings*	19,100	434
Express Scripts Holding*	65,936	5,003
Gilead Sciences	136,734	10,077
HCA Holdings*	30,500	2,162
Henry Schein*	8,084	1,204
Hill-Rom Holdings	6,524	348
Hologic*	28,200	1,080
Humana	14,775	3,142
Idexx Laboratories*	9,004	1,059
Illumina*	14,505	1,931
Incyte*	16,300	1,667
Inovalon Holdings, Cl A* (A)	6,100	94
Intercept Pharmaceuticals* (A)	1,700	172
Intrexon* (A)	6,000	175
Intuitive Surgical*	3,757	2,419
Ionis Pharmaceuticals*	12,400	543
Johnson & Johnson	281,609	31,343
Juno Therapeutics* (A)	6,200	124
Laboratory Corp of America Holdings*	10,090	1,270
LifePoint Hospitals*	3,976	218
Mallinckrodt*	10,712	565
McKesson	22,366	3,216
MEDNAX*	9,300	609
Medtronic	144,726	10,566
Merck	284,743	17,423
Mettler Toledo International*	2,636	1,086
Mylan*	45,619	1,670
Neurocrine Biosciences*	8,400	390
OPKO Health* (A)	32,400	337
Patheon*	3,200	88
Patterson	8,683	336
PerkinElmer	11,034	560
Perrigo	13,800	1,191
Pfizer	617,122	19,834
Premier, Cl A*	5,000	151
QIAGEN*	23,200	634
Quest Diagnostics	14,044	1,228
Quintiles IMS Holdings*	14,213	1,092

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Regeneron Pharmaceuticals*	7,700	$2,920
ResMed	13,782	847
Seattle Genetics*	9,900	642
St. Jude Medical	27,746	2,197
Stryker	35,304	4,013
Teleflex	4,340	642
Tenet Healthcare*	8,698	132
Thermo Fisher Scientific	40,825	5,720
United Therapeutics*	4,300	540
UnitedHealth Group	96,420	15,265
Universal Health Services, Cl B	8,476	1,043
Varian Medical Systems*	9,630	865
VCA Antech*	7,639	478
Veeva Systems, Cl A*	10,000	465
Vertex Pharmaceuticals*	24,400	1,991
VWR*	7,700	209
Waters*	7,646	1,029
WellCare Health Plans*	4,400	603
West Pharmaceutical Services	7,100	576
Zimmer Biomet Holdings	18,325	1,867
Zoetis, Cl A	45,244	2,279

		287,588

Industrials — 10.5%
3M	60,733	10,430
Acuity Brands	4,300	1,081
AECOM Technology*	15,216	553
AGCO	6,800	379
Air Lease, Cl A	9,900	355
Alaska Air Group	11,700	963
Allegion	9,766	653
Allison Transmission Holdings, Cl A	13,700	454
AMERCO*	600	205
American Airlines Group	53,100	2,466
Ametek	22,728	1,076
AO Smith	14,800	720
Arconic	44,367	855
Armstrong World Industries*	4,100	171
Avis Budget Group*	8,300	318
B/E Aerospace	10,266	616
Boeing	61,591	9,273
BWX Technologies	9,850	386
C.H. Robinson Worldwide	14,086	1,054
Carlisle	6,366	714
Caterpillar	58,088	5,551
Chicago Bridge & Iron	10,695	358
Cintas	8,857	1,015
Clean Harbors*	5,000	264
Colfax*	10,100	380
Copa Holdings, Cl A (A)	3,000	267
Copart*	9,618	526
Covanta Holding	12,600	184

Description	Shares	Market Value ($ Thousands)
Crane	4,700	$345
CSX	94,896	3,398
Cummins	15,812	2,242
Deere	31,319	3,138
Delta Air Lines	80,900	3,898
Donaldson	13,144	533
Dover	15,557	1,130
Dun & Bradstreet	3,756	457
Eaton	45,516	3,027
Emerson Electric	67,410	3,805
Equifax	11,956	1,368
Expeditors International of Washington	18,148	957
Fastenal	28,824	1,366
FedEx	26,044	4,992
Flowserve	13,000	617
Fluor	13,908	744
Fortive	30,001	1,650
Fortune Brands Home & Security	15,320	845
General Dynamics	25,472	4,467
General Electric	943,406	29,019
Genesee & Wyoming, Cl A*	5,700	436
Graco	5,424	441
HD Supply Holdings*	19,800	777
Heico	1,900	149
HEICO, Cl A	3,800	255
Herc Holdings*	1,980	79
Hertz Global Holdings*	7,440	187
Hexcel	8,800	455
Honeywell International	78,690	8,966
Hubbell, Cl B	5,392	605
Huntington Ingalls Industries	4,537	811
IDEX	7,693	720
Illinois Tool Works	30,880	3,866
Ingersoll-Rand	25,500	1,901
ITT	9,251	374
Jacobs Engineering Group*	11,784	731
JB Hunt Transport Services	8,752	835
JetBlue Airways*	32,200	647
Johnson Controls International	95,966	4,317
Kansas City Southern	10,600	940
KAR Auction Services	13,900	586
KBR	13,180	220
Kirby*	5,200	330
L-3 Communications Holdings, Cl 3	7,777	1,227
Landstar System	4,165	339
Lennox International	3,900	580
Lincoln Electric Holdings	5,900	463
Lockheed Martin	26,373	6,995
LSC Communications	2,397	50
Macquarie Infrastructure	7,500	615
Manitowoc Foodservice*	13,500	240
Manpowergroup	7,184	614

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Masco	32,779	$1,037
Middleby*	5,700	781
MSC Industrial Direct, Cl A	4,820	431
Nielsen Holdings	36,300	1,565
Nordson	5,800	619
Norfolk Southern	29,333	3,123
Northrop Grumman	17,378	4,338
Old Dominion Freight Line*	6,800	594
Orbital ATK	5,936	507
Oshkosh Truck	7,559	529
Owens Corning	11,700	601
Paccar	33,970	2,111
Parker Hannifin	13,204	1,834
Pentair	16,373	941
Pitney Bowes	18,085	260
Quanta Services*	14,100	475
Raytheon	31,068	4,646
Regal-Beloit	4,000	292
Republic Services	23,642	1,312
Robert Half International	12,976	582
Rockwell Automation	13,004	1,739
Rockwell Collins	12,979	1,203
Rollins	8,850	284
Roper Technologies	9,900	1,793
RR Donnelley & Sons	6,392	111
Ryder System	5,606	439
Snap-on	5,691	952
Southwest Airlines	63,520	2,961
Spirit AeroSystems Holdings, Cl A	13,400	781
Spirit Airlines*	7,500	417
Stanley Black & Decker	15,093	1,791
Stericycle*	8,326	608
Terex	10,048	307
Textron	26,622	1,225
Timken	6,769	264
Toro	11,040	584
TransDigm Group*	4,993	1,255
TransUnion*	5,000	149
Trinity Industries	14,400	400
Union Pacific	87,232	8,839
United Continental Holdings*	33,900	2,337
United Parcel Service, Cl B	71,541	8,293
United Rentals*	8,700	880
United Technologies	80,290	8,649
USG*	8,800	252
Valmont Industries	2,100	313
Verisk Analytics, Cl A*	15,400	1,279
WABCO Holdings*	5,324	525
Wabtec	8,600	728
Waste Management	44,094	3,065
Watsco	2,700	402
WESCO International*	4,100	278

Description	Shares	Market Value ($ Thousands)
WW Grainger	5,487	$1,265
Xylem	17,602	908

		230,870

Information Technology — 20.0%
Accenture, Cl A	64,600	7,715
Activision Blizzard	55,656	2,038
Adobe Systems*	50,802	5,223
Akamai Technologies*	17,318	1,155
Alliance Data Systems	5,712	1,307
Alphabet, Cl A*	30,129	23,376
Alphabet, Cl C*	30,399	23,044
Amdocs	14,900	879
Amphenol, Cl A	29,784	2,033
Analog Devices	30,912	2,295
Ansys*	8,800	827
Apple	560,825	61,982
Applied Materials	114,555	3,689
Arista Networks*	3,900	370
ARRIS International*	18,800	539
Arrow Electronics*	8,789	600
Atlassian, Cl A*	2,700	73
Autodesk*	20,937	1,520
Automatic Data Processing	47,592	4,570
Avnet	12,410	569
Black Knight Financial Services, Cl A*	2,500	93
Booz Allen Hamilton Holding	11,300	427
Broadcom	39,132	6,672
Broadridge Financial Solutions	11,573	749
Brocade Communications Systems	38,900	480
CA	28,538	912
Cadence Design Systems*	29,863	785
CDK Global	15,497	894
CDW	16,000	820
Cisco Systems	517,727	15,439
Citrix Systems*	15,387	1,335
Cognex	7,800	466
Cognizant Technology Solutions, Cl A*	61,076	3,364
CommerceHub*	3,624	54
CommScope Holding*	13,000	468
Computer Sciences	13,864	841
CoreLogic*	9,184	347
Corning	106,958	2,570
CoStar Group*	3,100	592
Cree*	10,722	271
CSRA	16,564	530
Cypress Semiconductor	29,700	334
Dell Technologies, Cl V*	21,912	1,174
Dolby Laboratories, Cl A	5,343	247
DST Systems	3,295	340
eBay*	106,211	2,954
EchoStar, Cl A*	4,932	252

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Electronic Arts*	28,865	$2,287
Euronet Worldwide*	4,900	351
F5 Networks*	6,638	934
Facebook, Cl A*	230,100	27,248
Fidelity National Information Services	32,290	2,492
FireEye* (A)	15,800	203
First Data, Cl A*	30,800	449
First Solar* (A)	8,000	243
Fiserv*	22,338	2,337
Fitbit, Cl A*	13,100	110
FleetCor Technologies*	9,100	1,359
FLIR Systems	13,700	492
Fortinet*	14,800	445
Gartner*	8,100	833
Genpact*	15,700	376
Global Payments	15,168	1,040
GoDaddy, Cl A*	4,500	159
Guidewire Software*	7,100	396
Harris	12,354	1,279
Hewlett Packard Enterprise	180,770	4,302
HP	173,770	2,676
IAC*	6,632	447
Ingram Micro, Cl A*	14,723	551
Intel	485,758	16,856
International Business Machines	90,498	14,681
Intuit	24,252	2,757
IPG Photonics*	3,600	345
Jabil Circuit	17,874	378
Jack Henry & Associates	7,900	683
Juniper Networks	37,325	1,028
Keysight Technologies*	17,232	635
Kla-Tencor	15,809	1,262
Lam Research	15,752	1,670
Leidos Holdings	13,173	674
Linear Technology	23,557	1,473
LinkedIn, Cl A*	11,800	2,304
Manhattan Associates*	7,000	367
Marvell Technology Group	41,100	589
MasterCard, Cl A	99,500	10,169
Match Group* (A)	3,400	61
Maxim Integrated Products	27,900	1,096
Microchip Technology	21,215	1,404
Micron Technology*	102,716	2,006
Microsoft	775,400	46,726
Motorola Solutions	17,514	1,406
National Instruments	10,704	315
NCR*	12,089	468
NetApp	29,055	1,062
Nuance Communications*	21,700	352
Nvidia	53,056	4,892
ON Semiconductor*	39,300	463
Oracle	304,720	12,247

Description	Shares	Market Value ($ Thousands)
Palo Alto Networks*	8,800	$1,182
Pandora Media* (A)	23,100	268
Paychex	32,007	1,887
PayPal Holdings*	118,211	4,643
PTC*	11,200	546
Qorvo*	12,600	673
QUALCOMM	151,659	10,333
Red Hat*	18,327	1,450
Sabre	20,400	527
salesforce.com inc*	66,752	4,806
ServiceNow*	15,900	1,322
Skyworks Solutions	19,200	1,476
Splunk*	12,900	743
Square, Cl A* (A)	5,900	76
SS&C Technologies Holdings	16,900	507
SunPower, Cl A* (A)	4,100	28
Symantec	61,948	1,511
Synopsys*	15,282	924
Tableau Software, Cl A*	5,700	256
Teradata*	13,289	357
Teradyne	20,763	506
Texas Instruments	104,008	7,689
Total System Services	16,691	822
Trimble*	25,828	728
Twilio, Cl A* (A)	1,100	37
Twitter* (A)	62,760	1,160
Tyler Technologies*	3,200	476
Ultimate Software Group*	2,800	574
Vantiv, Cl A*	15,400	869
VeriFone Systems*	10,200	172
VeriSign* (A)	9,685	764
Versum Materials*	9,747	238
Visa, Cl A	196,000	15,155
VMware, Cl A* (A)	8,300	673
Western Digital	27,996	1,782
Western Union	49,828	1,048
WEX*	4,000	442
Workday, Cl A*	11,600	978
Xerox	101,196	946
Xilinx	25,157	1,358
Yahoo!*	91,081	3,736
Yelp, Cl A*	6,900	257
Zebra Technologies, Cl A*	4,825	381
Zillow Group, Cl A* (A)	5,543	195
Zillow Group, Cl C* (A)	10,286	369
Zynga, Cl A*	77,500	222

		441,684

Materials — 3.2%
AdvanSix*	3,035	57
Air Products & Chemicals	19,494	2,816
Albemarle	11,073	972

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Alcoa	14,789	$428
AptarGroup	6,000	439
Ashland Global Holdings	6,376	719
Avery Dennison	9,010	649
Axalta Coating Systems*	16,200	428
Ball	16,850	1,265
Bemis	9,174	459
Berry Plastics Group*	11,900	592
Cabot	6,173	314
Celanese, Cl A	14,683	1,165
CF Industries Holdings	23,230	672
Compass Minerals International (A)	3,100	240
Crown Holdings*	13,251	721
Domtar	6,100	240
Dow Chemical	116,570	6,495
E.I. du Pont de Nemours	89,392	6,580
Eagle Materials	4,500	437
Eastman Chemical	14,828	1,114
Ecolab	25,908	3,024
FMC	13,320	748
Freeport-McMoRan, Cl B*	134,124	2,059
Graphic Packaging Holding	33,000	415
Huntsman	18,929	369
International Flavors & Fragrances	7,891	955
International Paper	40,755	1,986
LyondellBasell Industries, Cl A	34,500	3,116
Martin Marietta Materials	6,263	1,374
Monsanto	45,550	4,679
Mosaic	34,978	993
NewMarket	700	293
Newmont Mining	52,733	1,711
Nucor	31,490	1,958
Owens-Illinois*	16,591	305
Packaging Corp of America	9,299	788
Platform Specialty Products* (A)	16,800	157
PPG Industries	26,646	2,556
Praxair	30,025	3,612
Reliance Steel & Aluminum	7,100	576
Royal Gold	6,700	467
RPM International	13,269	702
Scotts Miracle-Gro, Cl A	4,606	420
Sealed Air	19,868	906
Sherwin-Williams	8,037	2,159
Silgan Holdings	4,304	213
Sonoco Products	10,146	549
Southern Copper (A)	8,268	272
Steel Dynamics	23,700	841
Tahoe Resources	29,300	281
United States Steel	15,883	514
Valspar	7,964	813
Vulcan Materials	13,157	1,653
Westlake Chemical	3,800	225

Description	Shares	Market Value ($ Thousands)
WestRock	24,745	$1,267
WR Grace	7,200	470

		70,228

Real Estate — 3.5%
Alexandria Real Estate Equities‡	7,700	844
American Campus Communities‡	13,000	612
American Homes 4 Rent, Cl A‡	16,500	348
American Tower, Cl A‡	44,022	4,502
Apartment Investment & Management, Cl A‡	15,199	640
Apple Hospitality‡	16,700	308
AvalonBay Communities‡	13,641	2,244
Boston Properties‡	15,284	1,893
Brandywine Realty Trust‡	15,500	238
Brixmor Property Group‡	19,200	468
Camden Property Trust‡	8,547	673
Care Capital Properties‡	8,823	212
CBRE Group, Cl A*	29,617	860
Columbia Property Trust‡	11,800	249
Communications Sales & Leasing‡	12,529	312
CoreCivic‡	10,240	233
Corporate Office Properties Trust‡	9,800	280
Crown Castle International‡	33,396	2,787
CubeSmart‡	17,400	429
CyrusOne‡	6,900	295
DCT Industrial Trust‡	8,800	404
DDR‡	30,800	469
Digital Realty Trust‡	14,600	1,348
Douglas Emmett‡	14,300	525
Duke Realty‡	34,209	870
Empire State Realty Trust, Cl A‡	12,600	254
EPR Properties‡	6,200	431
Equinix‡	6,942	2,352
Equity Commonwealth*‡	11,525	335
Equity LifeStyle Properties‡	7,700	535
Equity One‡	9,000	269
Equity Residential‡	35,877	2,153
Essex Property Trust‡	6,554	1,415
Extra Space Storage‡	12,100	849
Federal Realty Investment Trust‡	6,996	982
Forest City Realty Trust, Cl A‡	22,742	421
Gaming and Leisure Properties‡	18,491	564
General Growth Properties‡	57,053	1,446
HCP‡	46,774	1,381
Healthcare Trust of America, Cl A‡	13,700	387
Highwoods Properties‡	9,400	452
Hospitality Properties Trust‡	16,366	475
Host Hotels & Resorts‡	72,540	1,294
Howard Hughes*	3,673	418
Iron Mountain‡	25,703	848
Jones Lang LaSalle	4,600	466
Kilroy Realty‡	9,100	658

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Kimco Realty‡	39,944	$1,020
Lamar Advertising, Cl A‡	8,240	546
Liberty Property Trust‡	14,606	575
Life Storage‡	4,500	366
Macerich‡	14,211	965
Mid-America Apartment Communities‡	7,500	687
National Retail Properties‡	14,000	598
NorthStar Realty Finance‡	18,650	282
Omega Healthcare Investors‡	18,400	542
Outfront Media‡	12,680	320
Paramount Group‡	18,400	289
Piedmont Office Realty Trust, Cl A‡	14,600	287
Post Properties‡	5,000	325
Prologis‡	51,918	2,643
Public Storage‡	14,668	3,070
Quality Care Properties*‡	9,354	140
Rayonier‡	11,704	310
Realogy Holdings	14,800	357
Realty Income‡	25,600	1,419
Regency Centers‡	10,408	696
Retail Properties of America, Cl A‡	24,300	371
Senior Housing Properties Trust‡	23,600	426
Simon Property Group‡	31,981	5,745
SL Green Realty‡	9,868	1,040
Spirit Realty Capital‡	47,100	508
STORE Capital‡	14,800	366
Sun Communities‡	6,100	440
Tanger Factory Outlet Centers‡	9,600	331
Taubman Centers‡	5,800	421
UDR‡	26,493	902
Ventas‡	33,592	2,030
VEREIT‡	98,000	812
Vornado Realty Trust‡	17,036	1,665
Weingarten Realty Investors‡	11,267	400
Welltower‡	35,483	2,228
Weyerhaeuser‡	73,646	2,271
WP Carey‡	10,400	604

		76,425

Telecommunication Services — 2.4%
AT&T	632,051	24,416
CenturyLink	53,254	1,252
Frontier Communications (A)	116,395	425
Level 3 Communications*	29,286	1,613
SBA Communications, Cl A*	12,300	1,217
Sprint* (A)	77,115	605
Telephone & Data Systems	9,880	266
T-Mobile US*	28,800	1,561
US Cellular*	831	31
Verizon Communications	418,876	20,902

Description	Shares	Market Value ($ Thousands)
Zayo Group Holdings*	16,400	$566

		52,854

Utilities — 2.9%
AES	66,924	766
Alliant Energy	22,752	817
Ameren	23,890	1,173
American Electric Power	48,950	2,890
American Water Works	17,600	1,275
Aqua America	18,046	537
Atmos Energy	10,091	718
Avangrid	5,594	202
Calpine*	36,900	411
CenterPoint Energy	43,115	1,029
CMS Energy	27,942	1,124
Consolidated Edison	30,416	2,122
Dominion Resources	64,212	4,706
DTE Energy	18,064	1,682
Duke Energy	70,716	5,217
Edison International	31,379	2,158
Entergy	17,898	1,230
Eversource Energy	31,808	1,642
Exelon	88,276	2,870
FirstEnergy	43,027	1,346
Great Plains Energy	25,871	683
Hawaiian Electric Industries	11,046	340
MDU Resources Group	19,821	551
National Fuel Gas	7,089	400
NextEra Energy	47,173	5,389
NiSource	32,121	705
NRG Energy	30,200	342
OGE Energy	19,936	631
PG&E	49,418	2,906
Pinnacle West Capital	10,892	805
PPL	67,426	2,256
Public Service Enterprise Group	50,452	2,084
SCANA	13,010	918
Sempra Energy	24,823	2,477
Southern	98,203	4,598
UGI	17,225	772
Vectren	8,491	417
WEC Energy Group	31,657	1,773
Westar Energy, Cl A	13,900	792
Xcel Energy	50,681	1,977

		64,731

Total Common Stock (Cost $1,258,041) ($ Thousands)		2,165,616

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.421%, 03/02/2017 (B) (D)	$2,365	$2,362

Total U.S. Treasury Obligation (Cost $2,363) ($ Thousands)		2,362

	Shares
AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.470% **† (C)	18,469,274	18,470

Total Affiliated Partnership (Cost $18,470) ($ Thousands)		18,470

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	28,105,926	28,106

Total Cash Equivalent (Cost $28,106) ($ Thousands)		28,106

Total Investments — 100.2% (Cost $1,306,980) ($ Thousands)		$2,214,554

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	358	Dec-2016	$969
S&P Mid Cap 400 Index E-MINI	29	Dec-2016	244

			$1,213

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $2,208,536 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $18,216 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $18,470 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,165,616	$—	$—	$2,165,616
U.S. Treasury Obligation	—	2,362	—	2,362
Affiliated Partnership	—	18,470	—	18,470
Cash Equivalent	28,106	—	—	28,106

Total Investments in Securities	$2,193,722	$20,832	$—	$2,214,554

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,213	$—	$—	$1,213

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Consumer Discretionary — 12.0%
Advance Auto Parts	13,900	$2,359
Amazon.com*	73,860	55,437
AutoNation*	12,600	563
AutoZone*	5,445	4,264
Bed Bath & Beyond	29,300	1,313
Best Buy	51,487	2,353
BorgWarner	38,500	1,371
Carmax* (A)	35,700	2,063
Carnival, Cl A	81,000	4,164
CBS, Cl B	76,182	4,626
Charter Communications, Cl A*	40,700	11,205
Chipotle Mexican Grill, Cl A* (A)	5,520	2,188
Coach	52,791	1,921
Comcast, Cl A	450,974	31,347
Darden Restaurants	23,895	1,752
Delphi Automotive	51,300	3,283
Discovery Communications, Cl A*	27,900	756
Discovery Communications, Cl C*	42,600	1,126
Dollar General	49,000	3,789
Dollar Tree*	44,569	3,929
DR Horton	63,991	1,774
Expedia	22,695	2,815
Foot Locker	25,200	1,806
Ford Motor	731,743	8,752
Gap	40,600	1,014
Garmin (A)	21,795	1,137
General Motors	266,587	9,205
Genuine Parts	28,100	2,704
Goodyear Tire & Rubber	48,900	1,501
H&R Block	40,691	902
Hanesbrands	71,500	1,661
Harley-Davidson	33,700	2,052
Harman International Industries	13,095	1,432
Hasbro	21,395	1,827
Home Depot	231,987	30,019
Interpublic Group	75,900	1,827
Kohl’s	33,991	1,830
L Brands	45,400	3,188
Leggett & Platt	24,995	1,201
Lennar, Cl A	35,591	1,514
LKQ*	58,100	1,907
Lowe’s	164,087	11,576
Macy’s	58,400	2,464
Marriott International, Cl A	59,936	4,722
Mattel	64,487	2,036
McDonald’s	160,187	19,106
Michael Kors Holdings*	32,000	1,488
Mohawk Industries*	11,900	2,350
NetFlix*	80,379	9,404
Newell Brands	90,690	4,263
News	23,200	277

Description	Shares	Market Value ($ Thousands)
News, Cl A	71,083	$822
NIKE, Cl B	252,982	12,667
Nordstrom (A)	22,195	1,241
Omnicom Group	44,700	3,886
O’Reilly Automotive*	17,900	4,914
Priceline Group*	9,284	13,960
PulteGroup	58,483	1,103
PVH	15,000	1,589
Ralph Lauren, Cl A	10,695	1,119
Ross Stores	74,300	5,022
Royal Caribbean Cruises	31,800	2,575
Scripps Networks Interactive, Cl A	18,200	1,261
Signet Jewelers (A)	14,000	1,278
Staples	124,778	1,207
Starbucks	275,182	15,952
Target	107,791	8,326
TEGNA	40,600	911
Tiffany	20,495	1,690
Time Warner	145,987	13,405
TJX	123,191	9,651
Tractor Supply	25,300	1,899
TripAdvisor*	21,695	1,047
Twenty-First Century Fox, Cl A	200,474	5,635
Twenty-First Century Fox, Cl B	92,100	2,584
Ulta Salon Cosmetics & Fragrance*	11,100	2,880
Under Armour, Cl A* (A)	34,795	1,072
Under Armour, Cl C*	35,432	913
Urban Outfitters*	16,100	509
VF	62,691	3,417
Viacom, Cl B	65,500	2,455
Walt Disney	277,583	27,514
Whirlpool	14,100	2,290
Wyndham Worldwide	20,600	1,483
Wynn Resorts (A)	14,900	1,520
Yum! Brands	65,800	4,171

		439,531

Consumer Staples — 9.0%
Altria Group	366,783	23,448
Archer-Daniels-Midland	108,891	4,707
Brown-Forman, Cl B	34,792	1,578
Campbell Soup	36,791	2,093
Church & Dwight	48,600	2,128
Clorox	24,500	2,831
Coca-Cola	729,257	29,426
Colgate-Palmolive	167,191	10,906
ConAgra Foods	78,787	2,891
Constellation Brands, Cl A	33,300	5,033
Costco Wholesale	82,200	12,339
Coty, Cl A	87,883	1,644
CVS Health	200,083	15,384
Dr. Pepper Snapple Group	35,100	3,045

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Estee Lauder, Cl A	41,800	$3,248
General Mills	111,896	6,819
Hershey	26,200	2,532
Hormel Foods	51,192	1,753
JM Smucker	21,795	2,745
Kellogg	47,700	3,434
Kimberly-Clark	67,396	7,792
Kraft Heinz	111,691	9,120
Kroger	178,282	5,758
McCormick	21,795	1,988
Mead Johnson Nutrition, Cl A	34,500	2,487
Molson Coors Brewing, Cl B	34,795	3,411
Mondelez International, Cl A	291,878	12,037
Monster Beverage*	75,831	3,393
PepsiCo	270,178	27,045
Philip Morris International	291,178	25,705
Procter & Gamble	501,067	41,318
Reynolds American	155,212	8,397
Sysco	95,700	5,096
Tyson Foods, Cl A	56,187	3,192
Walgreens Boots Alliance	160,387	13,590
Wal-Mart Stores	284,483	20,036
Whole Foods Market	59,391	1,805

		330,154

Energy — 7.3%
Anadarko Petroleum	102,595	7,094
Apache	71,300	4,702
Baker Hughes	80,800	5,198
Cabot Oil & Gas	88,087	1,949
Chesapeake Energy*	141,878	993
Chevron	354,178	39,512
Cimarex Energy	17,896	2,468
Concho Resources*	26,700	3,819
ConocoPhillips	232,283	11,270
Devon Energy	98,500	4,761
EOG Resources	103,291	10,589
EQT	32,695	2,291
Exxon Mobil	778,700	67,981
FMC Technologies*	43,100	1,477
Halliburton	161,391	8,568
Helmerich & Payne (A)	20,495	1,550
Hess	50,700	2,837
Kinder Morgan	359,883	7,989
Marathon Oil	159,700	2,884
Marathon Petroleum	98,992	4,655
Murphy Oil	29,991	1,017
National Oilwell Varco	71,200	2,660
Newfield Exploration*	37,600	1,700
Noble Energy	80,900	3,087
Occidental Petroleum	143,295	10,226
ONEOK	39,791	2,186

Description	Shares	Market Value ($ Thousands)
Phillips 66	83,296	$6,920
Pioneer Natural Resources	31,896	6,093
Range Resources	35,600	1,252
Schlumberger	261,066	21,943
Southwestern Energy*	93,700	1,064
Spectra Energy	131,300	5,377
Tesoro	22,500	1,830
Transocean* (A)	63,800	823
Valero Energy	86,700	5,337
Williams	128,496	3,945

		268,047

Financials — 14.3%
Affiliated Managers Group*	10,200	1,511
Aflac	76,691	5,474
Allstate	69,600	4,866
American Express	145,587	10,488
American International Group	190,778	12,082
Ameriprise Financial	30,500	3,483
Aon	49,800	5,682
Arthur J Gallagher	33,500	1,687
Assurant	10,495	906
Bank of America	1,915,983	40,466
Bank of New York Mellon	200,187	9,493
BB&T	152,691	6,909
Berkshire Hathaway, Cl B*	356,528	56,132
BlackRock, Cl A	22,896	8,490
Capital One Financial	95,196	8,000
Charles Schwab	226,491	8,756
Chubb	87,247	11,168
Cincinnati Financial	28,296	2,172
Citigroup	545,457	30,758
Citizens Financial Group	98,200	3,291
CME Group, Cl A	63,695	7,192
Comerica	32,891	2,097
Discover Financial Services	75,600	5,123
E*TRADE Financial*	51,791	1,787
Fifth Third Bancorp	144,900	3,770
Franklin Resources	65,695	2,579
Goldman Sachs Group	70,791	15,524
Hartford Financial Services Group	72,500	3,416
Huntington Bancshares	205,361	2,559
Intercontinental Exchange	111,900	6,199
Invesco	77,600	2,430
JPMorgan Chase	678,257	54,376
KeyCorp	204,000	3,531
Legg Mason	16,795	536
Leucadia National	61,387	1,352
Lincoln National	44,000	2,820
Loews	52,187	2,330
M&T Bank	29,623	4,264
Marsh & McLennan	97,391	6,750

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
MetLife	206,087	$11,337
Moody’s	31,600	3,176
Morgan Stanley	276,100	11,420
Nasdaq	21,600	1,384
Navient	58,100	1,001
Northern Trust	40,296	3,310
People’s United Financial	57,600	1,078
PNC Financial Services Group	92,191	10,191
Principal Financial Group	50,591	2,919
Progressive	109,983	3,662
Prudential Financial	82,200	8,269
Regions Financial	234,700	3,178
S&P Global	49,500	5,890
State Street	68,700	5,414
SunTrust Banks	94,300	4,899
Synchrony Financial	148,421	5,129
T. Rowe Price Group	47,000	3,481
Torchmark	21,246	1,489
Travelers	53,996	6,121
Unum Group	43,691	1,847
US Bancorp	301,883	14,979
Wells Fargo	852,648	45,122
Willis Towers Watson	24,545	3,053
XL Group	52,100	1,882
Zions Bancorporation	38,100	1,516

		522,196

Health Care — 13.4%
Abbott Laboratories	275,683	10,495
AbbVie	305,678	18,585
Aetna	65,995	8,635
Agilent Technologies	61,291	2,696
Alexion Pharmaceuticals*	42,200	5,173
Allergan	70,399	13,679
AmerisourceBergen	31,296	2,441
Amgen	140,491	20,241
Anthem	49,296	7,026
Baxter International	91,629	4,066
Becton Dickinson	40,038	6,770
Biogen*	41,100	12,086
Boston Scientific*	254,900	5,215
Bristol-Myers Squibb	313,583	17,699
C.R. Bard	13,900	2,927
Cardinal Health	60,196	4,275
Celgene*	145,487	17,242
Centene*	32,200	1,856
Cerner*	56,800	2,827
Cigna	48,200	6,494
Cooper	9,200	1,513
Danaher	114,000	8,911
DaVita HealthCare Partners*	31,195	1,976
DENTSPLY SIRONA	44,091	2,565

Description	Shares	Market Value ($ Thousands)
Edwards Lifesciences*	40,000	$3,314
Eli Lilly	182,191	12,229
Endo International*	38,000	608
Express Scripts Holding*	118,191	8,968
Gilead Sciences	247,678	18,254
HCA Holdings*	55,795	3,955
Henry Schein*	15,400	2,294
Hologic*	52,500	2,010
Humana	27,996	5,953
Illumina*	27,600	3,675
Intuitive Surgical*	7,200	4,635
Johnson & Johnson	513,770	57,183
Laboratory Corp of America Holdings*	19,400	2,441
Mallinckrodt*	20,496	1,080
McKesson	42,400	6,098
Medtronic	259,361	18,936
Merck	519,170	31,768
Mettler Toledo International*	5,000	2,060
Mylan*	86,596	3,170
Patterson	15,500	600
PerkinElmer	20,200	1,025
Perrigo	26,696	2,305
Pfizer	1,138,835	36,602
Quest Diagnostics	26,100	2,283
Regeneron Pharmaceuticals*	14,100	5,347
St. Jude Medical	53,600	4,245
Stryker	58,196	6,615
Thermo Fisher Scientific	73,991	10,367
UnitedHealth Group	178,787	28,306
Universal Health Services, Cl B	17,100	2,104
Varian Medical Systems*	17,495	1,572
Vertex Pharmaceuticals*	46,600	3,803
Waters*	15,200	2,045
Zimmer Biomet Holdings	37,595	3,829
Zoetis, Cl A	92,700	4,670

		489,742

Industrials — 10.2%
3M	113,391	19,474
Acuity Brands	8,300	2,087
Alaska Air Group	23,300	1,917
Allegion	18,296	1,224
American Airlines Group	99,691	4,630
Ametek	44,000	2,083
Arconic	82,666	1,594
Boeing	108,891	16,395
C.H. Robinson Worldwide	26,995	2,021
Caterpillar	109,591	10,473
Cintas	15,995	1,833
CSX	177,778	6,366
Cummins	28,996	4,111
Deere	54,196	5,430

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Delta Air Lines	140,387	$6,764
Dover	29,400	2,135
Dun & Bradstreet	6,695	815
Eaton	85,195	5,666
Emerson Electric	120,991	6,829
Equifax	22,595	2,586
Expeditors International of Washington	34,291	1,809
Fastenal	54,491	2,583
FedEx	45,800	8,779
Flowserve	25,000	1,186
Fluor	26,400	1,413
Fortive	56,850	3,126
Fortune Brands Home & Security	29,200	1,610
General Dynamics	53,796	9,433
General Electric	1,682,688	51,759
Honeywell International	142,787	16,269
Illinois Tool Works	59,895	7,498
Ingersoll-Rand	48,796	3,637
Jacobs Engineering Group*	22,596	1,401
JB Hunt Transport Services	16,400	1,564
Johnson Controls International	176,946	7,959
Kansas City Southern	20,400	1,810
L-3 Communications Holdings, Cl 3	14,600	2,303
Lockheed Martin	47,356	12,561
Masco	62,500	1,978
Nielsen Holdings	63,500	2,737
Norfolk Southern	55,196	5,876
Northrop Grumman	33,496	8,362
Paccar	66,200	4,114
Parker Hannifin	25,300	3,515
Pentair	31,000	1,781
Pitney Bowes	35,000	502
Quanta Services*	28,700	968
Raytheon	55,295	8,269
Republic Services	44,100	2,447
Robert Half International	24,295	1,090
Rockwell Automation	24,496	3,275
Rockwell Collins	24,600	2,281
Roper Technologies	19,000	3,441
Ryder System	9,995	783
Snap-on	11,000	1,839
Southwest Airlines	116,187	5,415
Stanley Black & Decker	28,295	3,357
Stericycle*	16,096	1,175
Textron	50,991	2,347
TransDigm Group*	9,500	2,389
Union Pacific	156,287	15,837
United Continental Holdings*	54,900	3,785
United Parcel Service, Cl B	129,687	15,033
United Rentals*	16,000	1,618
United Technologies	146,091	15,737
Verisk Analytics, Cl A*	29,600	2,459

Description	Shares	Market Value ($ Thousands)
Waste Management	76,200	$5,297
WW Grainger (A)	10,400	2,398
Xylem	33,900	1,749

		372,987

Information Technology — 20.3%
Accenture, Cl A	116,796	13,949
Activision Blizzard	127,700	4,675
Adobe Systems*	93,495	9,612
Akamai Technologies*	33,096	2,207
Alliance Data Systems	11,100	2,539
Alphabet, Cl A*	55,341	42,938
Alphabet, Cl C*	55,463	42,043
Amphenol, Cl A	58,091	3,965
Analog Devices	57,900	4,298
Apple	1,011,946	111,840
Applied Materials	203,100	6,540
Autodesk*	36,900	2,679
Automatic Data Processing	85,491	8,209
Broadcom	74,159	12,643
CA	59,287	1,895
Cisco Systems	944,243	28,157
Citrix Systems*	29,500	2,559
Cognizant Technology Solutions, Cl A*	113,695	6,262
Corning	178,470	4,289
CSRA	27,795	890
eBay*	196,683	5,470
Electronic Arts*	56,800	4,501
F5 Networks*	12,600	1,773
Facebook, Cl A*	436,178	51,652
Fidelity National Information Services	61,500	4,747
First Solar* (A)	14,300	434
Fiserv*	41,500	4,342
FLIR Systems	25,500	916
Global Payments	29,082	1,994
Harris	23,500	2,434
Hewlett Packard Enterprise	311,474	7,413
HP	320,374	4,934
Intel	888,152	30,819
International Business Machines	163,251	26,483
Intuit	45,900	5,218
Juniper Networks	72,400	1,994
Kla-Tencor	29,500	2,355
Lam Research	30,195	3,201
Linear Technology	45,196	2,826
MasterCard, Cl A	179,947	18,391
Microchip Technology	40,596	2,687
Micron Technology*	195,400	3,816
Microsoft	1,463,404	88,185
Motorola Solutions	31,388	2,519
NetApp	52,991	1,937
Nvidia	100,283	9,246

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Oracle	564,965	$22,706
Paychex	60,687	3,577
PayPal Holdings*	210,483	8,268
Qorvo*	23,700	1,266
QUALCOMM	276,578	18,843
Red Hat*	34,200	2,706
salesforce.com*	120,791	8,697
Seagate Technology (A)	56,500	2,266
Skyworks Solutions	34,996	2,689
Symantec	116,000	2,829
TE Connectivity	66,891	4,524
Teradata*	24,700	663
Texas Instruments	188,183	13,912
Total System Services	30,791	1,516
VeriSign*	17,600	1,388
Visa, Cl A	354,170	27,384
Western Digital	53,531	3,408
Western Union	91,678	1,928
Xerox	161,300	1,508
Xilinx	47,900	2,586
Yahoo!*	164,591	6,752

		741,892

Materials — 2.8%
Air Products & Chemicals	40,600	5,865
Albemarle	21,300	1,870
Avery Dennison	17,000	1,225
Ball	32,996	2,477
CF Industries Holdings	44,700	1,294
Dow Chemical	211,383	11,778
Eastman Chemical	27,996	2,103
Ecolab	49,196	5,743
EI du Pont de Nemours	163,987	12,071
FMC	25,400	1,425
Freeport-McMoRan, Cl B*	231,100	3,547
International Flavors & Fragrances	15,100	1,828
International Paper	77,696	3,785
LyondellBasell Industries, Cl A	63,896	5,771
Martin Marietta Materials	12,000	2,633
Monsanto	82,091	8,432
Mosaic	66,391	1,885
Newmont Mining	99,783	3,237
Nucor	59,987	3,731
Owens-Illinois*	30,100	553
PPG Industries	50,100	4,806
Praxair	53,500	6,436
Sealed Air	37,300	1,701
Sherwin-Williams	15,100	4,057
Vulcan Materials	25,100	3,154
WestRock	47,582	2,436

		103,843

Description	Shares	Market Value ($ Thousands)
Real Estate — 2.7%
American Tower, Cl A‡	79,800	$8,161
Apartment Investment & Management, Cl A‡	29,700	1,250
AvalonBay Communities‡	25,700	4,227
Boston Properties‡	28,900	3,580
CBRE Group, Cl A*	56,491	1,641
Crown Castle International‡	63,996	5,341
Digital Realty Trust‡	27,800	2,567
Equinix‡	13,357	4,525
Equity Residential‡	68,396	4,104
Essex Property Trust‡	12,300	2,656
Extra Space Storage‡	23,800	1,670
Federal Realty Investment Trust‡	13,400	1,882
General Growth Properties‡	110,000	2,787
HCP‡	88,000	2,599
Host Hotels & Resorts‡	140,474	2,506
Iron Mountain‡	46,301	1,528
Kimco Realty‡	79,487	2,030
Macerich‡	22,396	1,520
Prologis‡	98,700	5,024
Public Storage‡	27,995	5,859
Realty Income‡	48,900	2,711
Simon Property Group‡	58,896	10,581
SL Green Realty‡	19,000	2,002
UDR‡	50,600	1,722
Ventas‡	66,100	3,994
Vornado Realty Trust‡	32,496	3,177
Welltower‡	67,300	4,225
Weyerhaeuser‡	140,745	4,339

		98,208

Telecommunication Services — 2.4%
AT&T	1,155,143	44,623
CenturyLink (A)	103,287	2,429
Frontier Communications (A)	215,165	786
Level 3 Communications*	54,900	3,023
Verizon Communications	765,352	38,191

		89,052

Utilities — 3.0%
AES	124,900	1,430
Alliant Energy	43,100	1,548
Ameren	45,891	2,254
American Electric Power	92,100	5,439
American Water Works	33,500	2,428
CenterPoint Energy	81,583	1,947
CMS Energy	52,591	2,115
Consolidated Edison	57,000	3,977
Dominion Resources	117,300	8,597
DTE Energy	33,800	3,146
Duke Energy	129,191	9,530
Edison International	61,296	4,215

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Entergy	33,700	$2,316
Eversource Energy	60,000	3,097
Exelon	172,891	5,621
FirstEnergy	80,087	2,506
NextEra Energy	87,600	10,007
NiSource	61,087	1,340
NRG Energy	58,487	663
PG&E	93,600	5,504
Pinnacle West Capital	21,100	1,560
PPL	127,500	4,266
Public Service Enterprise Group	95,200	3,933
SCANA	27,096	1,911
Sempra Energy	46,995	4,690
Southern	183,500	8,591
WEC Energy Group	59,631	3,340
Xcel Energy	95,583	3,729

		109,700

Total Common Stock (Cost $3,218,210) ($ Thousands)		3,565,352

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.410%, 03/02/2017 (B) (C)	$1,338	1,336
0.331%, 12/08/2016 (B) (C)	2,800	2,800

Total U.S. Treasury Obligations (Cost $4,137) ($ Thousands)		4,136

	Shares
AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.470%**† (D)	17,631,607	17,633

Total Affiliated Partnership (Cost $17,633) ($ Thousands)		17,633

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	74,343,418	74,343

Total Cash Equivalent (Cost $74,343) ($ Thousands)		74,343

Total Investments — 99.9% (Cost $3,314,323) ($ Thousands)		$3,661,464

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	861	Dec-2016	$2,016

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $3,662,764 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $17,503 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $17,633 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,565,352	$—	$—	$3,565,352
U.S. Treasury Obligations	—	4,136	—	4,136
Affiliated Partnership	—	17,633	—	17,633
Cash Equivalent	74,343	—	—	74,343

Total Investments in Securities	$3,639,695	$21,769	$—	$3,661,464

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,016	$—	$—	$2,016

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Consumer Discretionary — 13.6%
1-800-Flowers.com, Cl A*	7,300	$77
Aaron’s	12,216	356
Abercrombie & Fitch, Cl A	12,300	177
Adient*	17,800	953
AMC Entertainment Holdings, Cl A	4,100	139
AMC Networks, Cl A*	11,660	644
American Axle & Manufacturing Holdings*	13,498	211
American Eagle Outfitters (A)	32,922	545
American Public Education*	2,727	63
America’s Car-Mart*	850	39
Apollo Education Group, Cl A*	16,100	152
Aramark	46,200	1,590
Arctic Cat	1,535	23
Asbury Automotive Group*	4,098	241
Ascena Retail Group*	33,727	204
Ascent Capital Group, Cl A*	1,754	32
Barnes & Noble	12,727	160
Barnes & Noble Education*	5,894	67
Bassett Furniture Industries	2,700	78
Beazer Homes USA*	7,161	97
Belmond, Cl A*	17,030	221
Big 5 Sporting Goods	4,423	86
Big Lots	9,446	478
Biglari Holdings*	182	85
BJ’s Restaurants*	4,642	172
Bloomin’ Brands	22,950	427
Blue Nile	1,431	58
Bob Evans Farms	3,287	147
Bojangles’*	2,000	36
Boot Barn Holdings* (A)	3,000	47
Boyd Gaming*	15,245	287
Bridgepoint Education*	2,679	27
Bright Horizons Family Solutions*	8,735	601
Brinker International (A)	11,882	631
Brunswick	17,483	876
Buckle (A)	4,851	123
Buffalo Wild Wings*	3,427	578
Build-A-Bear Workshop, Cl A*	2,700	39
Burlington Stores*	13,300	1,169
Cabela’s*	10,639	662
Cable One	900	532
Caesars Acquisition, Cl A*	11,600	139
Caesars Entertainment* (A)	7,783	58
CalAtlantic Group	15,175	507
Caleres	8,576	281
Callaway Golf	17,606	214
Capella Education	2,138	187
Career Education*	10,054	100
Carmike Cinemas* (A)	5,042	170
Carriage Services, Cl A	2,006	54
Carrols Restaurant Group*	7,900	107

Description	Shares	Market Value ($ Thousands)
Carter’s	9,370	$855
Cato, Cl A	6,296	186
Cavco Industries*	1,831	173
Central European Media Enterprises, Cl A*	7,006	19
Century Communities*	4,200	87
Cheesecake Factory	8,723	516
Chegg*	15,300	124
Chico’s FAS	26,951	413
Children’s Place	3,633	377
Choice Hotels International	6,377	328
Churchill Downs	2,534	388
Chuy’s Holdings*	2,335	73
Cinemark Holdings	20,540	818
Citi Trends	3,097	54
Clear Channel Outdoor Holdings, Cl A	6,796	37
ClubCorp Holdings	14,200	185
Collectors Universe	1,500	30
Columbia Sportswear	5,144	293
Conn’s* (A)	3,909	44
Container Store Group*	1,600	9
Cooper Tire & Rubber	10,632	407
Cooper-Standard Holdings*	3,400	324
Core-Mark Holdings	9,436	345
Cracker Barrel Old Country Store (A)	3,644	593
Crocs*	11,003	77
CSS Industries	2,292	62
CST Brands	14,500	696
Culp	2,861	97
Daily Journal*	100	24
Dana Holdings	29,898	505
Dave & Buster’s Entertainment*	8,500	398
Deckers Outdoor*	6,404	381
Del Frisco’s Restaurant Group*	2,800	48
Del Taco Restaurants*	4,500	65
Delta Apparel*	1,400	29
Denny’s*	14,463	175
Destination XL Group*	4,342	18
DeVry Education Group (A)	12,681	379
Dick’s Sporting Goods	16,335	965
Dillard’s, Cl A	3,862	276
DineEquity	3,272	273
DISH Network, Cl A*	42,219	2,425
Domino’s Pizza	9,558	1,606
Dorman Products*	5,340	386
Drew Industries	4,549	478
DSW, Cl A	11,992	285
Duluth Holdings, Cl B* (A)	2,900	97
Dunkin’ Brands Group	17,130	930
Eastman Kodak*	2,100	32
El Pollo Loco Holdings* (A)	3,900	49
Eldorado Resorts* (A)	7,500	103
Entercom Communications, Cl A	4,782	73

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Entravision Communications, Cl A	14,200	$94
Eros International* (A)	5,900	83
Ethan Allen Interiors	5,276	182
Etsy*	20,200	250
EW Scripps, Cl A*	10,496	180
Express*	14,962	200
Extended Stay America	15,600	243
Federal-Mogul Holdings, Cl A*	3,316	32
Fiesta Restaurant Group*	6,805	195
Finish Line, Cl A	9,311	209
Five Below*	10,605	417
Flexsteel Industries	1,700	93
Fossil Group*	8,500	284
Fox Factory Holding*	5,000	125
Francesca’s Holdings*	8,224	131
Fred’s, Cl A	6,579	66
FTD*	2,392	55
GameStop, Cl A (A)	22,100	546
Gannett	20,200	193
Genesco*	4,069	257
Gentex	55,990	1,035
Gentherm*	6,548	209
G-III Apparel Group*	8,106	220
Global Eagle Entertainment*	10,300	66
GNC Holdings, Cl A	13,278	192
GoPro, Cl A* (A)	21,400	214
Graham Holdings, Cl B	800	392
Grand Canyon Education*	8,215	469
Gray Television*	12,300	124
Green Brick Partners* (A)	6,200	57
Group 1 Automotive	3,735	271
Groupon, Cl A*	82,841	329
Guess?	11,317	173
Habit Restaurants, Cl A* (A)	1,600	27
Haverty Furniture	4,363	94
Helen of Troy*	5,448	464
Hibbett Sports*	4,012	161
Hilton Worldwide Holdings	100,800	2,527
Hooker Furniture	2,700	74
Horizon Global*	2,470	57
Houghton Mifflin Harcourt*	24,200	267
Hovnanian Enterprises, Cl A* (A)	10,715	21
HSN	6,411	244
Hyatt Hotels, Cl A*	4,327	222
Iconix Brand Group* (A)	8,051	72
ILG	24,898	450
IMAX* (A)	11,800	377
Installed Building Products*	5,100	212
International Game Technology	18,500	477
International Speedway, Cl A	5,498	202
Intrawest Resorts Holdings*	3,200	56
iRobot*	5,702	325

Description	Shares	Market Value ($ Thousands)
Isle of Capri Casinos*	4,779	$107
J Alexander’s Holdings*	2,756	26
J.C. Penney* (A)	55,795	528
Jack in the Box	6,221	647
JAKKS Pacific*	427	3
Jamba*	1,407	14
John Wiley & Sons, Cl A	9,072	498
Johnson Outdoors, Cl A	700	29
K12*	8,088	119
Kate Spade*	23,798	353
KB Home	17,485	277
Kimball International, Cl B	7,025	105
Kirkland’s*	2,028	30
La Quinta Holdings*	14,500	176
Lands’ End* (A)	4,362	77
Las Vegas Sands	70,404	4,412
La-Z-Boy	8,926	239
Lear	14,071	1,822
LGI Homes* (A)	2,900	95
Libbey	2,785	53
Liberty Braves Group, Cl A*	1,803	36
Liberty Braves Group, Cl C*	6,565	130
Liberty Broadband, Cl A*	5,683	395
Liberty Broadband, Cl C*	20,268	1,445
Liberty Expedia Holdings, Cl A*	11,032	485
Liberty Interactive, Cl A*	84,844	1,757
Liberty Media Group LLC, Cl A*	4,508	141
Liberty Media Group LLC, Cl C*	9,042	282
Liberty SiriusXM Group, Cl A*	18,035	655
Liberty SiriusXM Group, Cl C*	34,670	1,240
Liberty Tripadvisor Holdings, Cl A*	13,392	215
Liberty Ventures, Ser A*	16,547	646
LifeLock*	15,063	359
Lifetime Brands	300	5
Lions Gate Entertainment (A)	18,309	428
Lithia Motors, Cl A	4,789	440
Live Nation*	25,803	714
Loral Space & Communications*	1,900	75
lululemon athletica*	18,300	1,043
Lumber Liquidators Holdings* (A)	4,126	73
M/I Homes*	6,094	142
Madison Square Garden, Cl A*	3,879	674
Malibu Boats, Cl A*	4,600	84
Marcus	2,761	83
MarineMax*	3,996	75
Marriott Vacations Worldwide	4,374	340
MDC Holdings	7,689	207
MDC Partners, Cl A	8,576	53
Media General*	20,200	371
Meredith	7,344	408
Meritage Homes*	7,211	260
Metaldyne Performance Group	3,400	69

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
MGM Resorts International*	91,274	$2,620
Michaels*	20,300	495
Modine Manufacturing*	7,374	87
Monarch Casino & Resort*	1,100	27
Monro Muffler	5,728	343
Motorcar Parts & Accessories*	3,700	91
Movado Group	2,720	77
MSG Networks*	11,940	244
Murphy USA*	8,000	546
Nathan’s Famous*	900	56
National CineMedia	15,007	230
Nautilus*	6,200	107
New Media Investment	8,900	137
New York Times, Cl A	22,982	299
Nexstar Broadcasting Group, Cl A	5,722	341
Noodles, Cl A*	700	3
Norwegian Cruise Line Holdings*	30,069	1,197
Nutrisystem	6,359	234
NVR*	670	1,069
Office Depot	98,947	482
Ollie’s Bargain Outlet Holdings*	3,000	90
Overstock.com*	700	12
Oxford Industries	2,854	207
Panera Bread, Cl A*	4,320	916
Papa John’s International	5,042	446
Party City Holdco*	3,900	63
Penn National Gaming*	16,554	220
Penske Auto Group	7,388	369
Perry Ellis International*	2,439	62
PetMed Express (A)	3,796	83
Pier 1 Imports	18,189	102
Pinnacle Entertainment*	10,760	147
Planet Fitness, Cl A	4,600	93
Polaris Industries (A)	11,907	1,034
Pool	7,870	792
Popeyes Louisiana Kitchen*	4,739	284
Potbelly*	5,900	81
Reading International, Cl A*	3,800	60
Red Robin Gourmet Burgers*	2,967	153
Red Rock Resorts, Cl A	5,400	124
Regal Entertainment Group, Cl A (A)	16,205	371
Regis*	6,527	88
Rent-A-Center, Cl A	9,840	114
Restoration Hardware Holdings* (A)	7,211	260
Ruby Tuesday*	9,879	30
Ruth’s Hospitality Group	7,672	130
Saga Communications, Cl A	593	28
Sally Beauty Holdings*	26,991	707
Scholastic	5,667	250
Scientific Games, Cl A* (A)	8,962	132
Sears Holdings* (A)	2,026	26
SeaWorld Entertainment (A)	16,000	270

Description	Shares	Market Value ($ Thousands)
Select Comfort*	9,009	$204
Sequential Brands Group* (A)	10,040	51
Service International	35,089	947
ServiceMaster Global Holdings*	25,400	971
Shake Shack, Cl A*	2,800	103
Shoe Carnival	2,076	54
Shutterfly*	6,425	326
Sinclair Broadcast Group, Cl A	12,711	414
Sirius XM Holdings (A)	339,079	1,550
Six Flags Entertainment	13,958	805
Skechers U.S.A., Cl A*	24,646	561
Smith & Wesson Holding* (A)	12,383	289
Sonic	9,133	238
Sonic Automotive, Cl A	5,064	107
Sotheby’s (A)	9,561	373
Spartan Motors	6,500	58
Speedway Motorsports	1,635	33
Sportsman’s Warehouse Holdings*	5,400	49
Stage Stores	3,854	17
Standard Motor Products	3,966	198
Starz*	16,539	560
Stein Mart	4,791	24
Steven Madden*	13,301	493
Stoneridge*	3,730	59
Strattec Security	400	16
Strayer Education*	1,817	133
Sturm Ruger (A)	3,542	182
Superior Industries International	5,323	134
Superior Uniform Group	2,000	38
Tailored Brands	10,068	189
Taylor Morrison Home, Cl A*	5,700	113
Tempur Sealy International* (A)	9,723	615
Tenneco*	11,263	664
Tesla Motors* (A)	24,058	4,557
Texas Roadhouse, Cl A	13,266	622
Thor Industries	8,990	904
Tile Shop Holdings*	7,600	152
Tilly’s, Cl A*	843	8
Time	19,600	318
Toll Brothers*	30,639	909
TopBuild*	8,000	290
Tower International	4,800	126
TRI Pointe Homes*	27,473	319
Tribune Media, Cl A	15,600	560
tronc	4,100	53
Tuesday Morning*	6,886	32
Tupperware Brands	9,624	534
Unifi*	2,480	77
Universal Electronics*	2,487	167
Vail Resorts	7,312	1,158
Vera Bradley*	2,470	36
Vince Holding*	1,977	8

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Vista Outdoor*	12,288	$493
Visteon	6,765	532
Vitamin Shoppe*	5,384	134
Wayfair, Cl A* (A)	5,600	204
WCI Communities*	4,900	114
Weight Watchers International*	5,774	61
Wendy’s	42,675	536
West Marine*	537	5
Weyco Group	263	8
William Lyon Homes, Cl A* (A)	5,900	117
Williams-Sonoma	16,537	906
Wingstop	2,500	77
Winmark	395	45
Winnebago Industries	5,835	189
Wolverine World Wide	19,596	441
World Wrestling Entertainment, Cl A (A)	7,434	140
Yum China Holdings*	69,600	1,957
Zagg*	7,200	48
Zoe’s Kitchen* (A)	3,000	74
Zumiez*	3,903	97

		113,417

Consumer Staples — 3.3%
AdvancePierre Foods Holdings	5,000	135
Alico	143	4
Alliance One International*	466	7
Amplify Snack Brands* (A)	4,900	47
Andersons	5,399	213
Avon Products	83,800	450
B&G Foods, Cl A	12,611	540
Blue Buffalo Pet Products*	13,500	316
Boston Beer, Cl A* (A)	1,783	309
Bunge	26,543	1,812
Calavo Growers	3,226	174
Cal-Maine Foods (A)	7,128	290
Casey’s General Stores	7,759	935
Central Garden & Pet*	2,600	75
Central Garden and Pet, Cl A*	7,929	217
Chefs’ Warehouse*	3,921	51
Coca-Cola Bottling	889	144
Craft Brew Alliance*	1,600	24
Darling International*	33,257	449
Dean Foods	20,350	404
Edgewell Personal Care*	11,045	874
Energizer Holdings	13,145	590
Farmer Brothers*	900	31
Flowers Foods (A)	33,208	515
Fresh Del Monte Produce	6,581	408
Freshpet* (A)	3,400	31
Hain Celestial Group*	20,260	794
Herbalife* (A)	14,672	719
HRG Group*	26,178	407

Description	Shares	Market Value ($ Thousands)
Ingles Markets, Cl A	2,245	$103
Ingredion	13,665	1,604
Inter Parfums	3,806	131
Inventure Foods*	900	8
J&J Snack Foods	3,064	372
John B Sanfilippo & Son	1,519	97
Lamb Weston Holdings	27,700	927
Lancaster Colony	3,629	492
Landec*	4,693	67
Lifevantage*	2,700	22
Limoneira (A)	1,295	23
Medifast	1,564	61
MGP Ingredients	2,300	109
National Beverage (A)	2,352	119
Natural Grocers by Vitamin Cottage*	1,085	12
Natural Health Trends (A)	2,100	53
Nature’s Sunshine Products	437	7
Nu Skin Enterprises, Cl A	11,605	606
Nutraceutical International	2,062	67
Oil-Dri Corp of America	210	8
Omega Protein*	3,866	93
Orchids Paper Products	800	20
Performance Food Group*	6,700	141
Pilgrim’s Pride	11,607	204
Pinnacle Foods	22,800	1,130
Post Holdings*	12,669	967
PriceSmart	3,923	358
Primo Water*	4,100	53
Revlon, Cl A*	2,920	81
Rite Aid*	201,827	1,607
Sanderson Farms (A)	4,041	326
Seaboard*	57	233
Seneca Foods, Cl A*	462	17
Smart & Final Stores*	3,500	47
Snyder’s-Lance	16,153	602
SpartanNash	7,336	266
Spectrum Brands Holdings (A)	4,739	568
Sprouts Farmers Market*	29,700	594
SUPERVALU*	52,216	242
Tootsie Roll Industries (A)	3,118	118
TreeHouse Foods*	11,409	791
United Natural Foods*	9,698	455
Universal	4,145	228
US Foods Holding*	9,100	208
USANA Health Sciences*	1,632	100
Vector Group (A)	18,394	393
Village Super Market, Cl A	1,962	68
WD-40 (A)	2,686	290
Weis Markets	1,704	95
WhiteWave Foods*	33,252	1,832

		27,980

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Energy — 4.2%
Abraxas Petroleum*	16,494	$35
Adams Resources & Energy	300	12
Alon USA Energy	3,296	31
Antero Resources*	35,600	872
Archrock	14,083	189
Ardmore Shipping	2,100	14
Atwood Oceanics (A)	9,540	90
Bill Barrett*	6,264	49
Bristow Group	5,303	83
California Resources* (A)	5,600	97
Callon Petroleum*	29,385	518
CARBO Ceramics	2,350	19
Carrizo Oil & Gas*	11,209	475
Cheniere Energy*	37,965	1,551
Clayton Williams Energy* (A)	916	103
Clean Energy Fuels*	20,388	74
Cobalt International Energy*	61,015	82
CONSOL Energy	42,300	871
Contango Oil & Gas*	2,535	25
Continental Resources*	17,196	998
CVR Energy	1,897	32
Dawson Geophysical*	6,900	54
Delek US Holdings	12,509	252
Denbury Resources*	73,000	276
DHT Holdings (A)	14,000	50
Diamond Offshore Drilling (A)	12,200	220
Diamondback Energy*	14,775	1,593
Dorian LPG* (A)	6,000	42
Dril-Quip*	7,387	418
Eclipse Resources*	3,800	11
Energen	18,189	1,129
Ensco, Cl A	57,300	554
EP Energy, Cl A*	3,800	20
Era Group*	2,093	25
Evolution Petroleum	9,927	84
EXCO Resources*	19,913	21
Exterran*	4,841	97
Fairmount Santrol Holdings* (A)	14,100	136
Forum Energy Technologies*	12,705	276
Frank’s International (A)	5,300	67
Frontline (A)	9,120	64
GasLog (A)	8,650	136
Gener8 Maritime*	7,800	32
Geospace Technologies*	1,598	34
Golar LNG (A)	17,702	432
Green Plains Renewable Energy	7,690	208
Gulfport Energy*	24,081	619
Helix Energy Solutions Group*	19,569	204
HollyFrontier	32,254	928
Hornbeck Offshore Services* (A)	4,612	24
Independence Contract Drilling*	10,200	58

Description	Shares	Market Value ($ Thousands)
Jones Energy, Cl A* (A)	15,900	$73
Kosmos Energy*	33,075	175
Laredo Petroleum*	29,589	473
Matador Resources* (A)	15,400	410
Matrix Service*	4,781	100
McDermott International*	48,370	333
Nabors Industries	54,300	874
Natural Gas Services Group*	3,844	109
Navios Maritime Acquisition	9,600	15
Newpark Resources*	18,020	132
Noble	44,100	274
Nordic American Tankers (A)	16,977	146
Northern Oil And Gas*	7,039	16
Oasis Petroleum*	49,697	744
Oceaneering International	18,946	505
Oil States International*	9,399	337
Overseas Shipholding Group, Cl A	8,900	69
Pacific Ethanol*	2,400	21
Panhandle Oil and Gas, Cl A	1,682	41
Par Petroleum* (A)	4,286	63
Parker Drilling*	16,551	36
Parsley Energy, Cl A*	30,500	1,164
Patterson-UTI Energy	30,622	817
PBF Energy, Cl A (A)	21,177	508
PDC Energy*	11,093	826
PHI*	1,443	22
Pioneer Energy Services*	9,836	49
QEP Resources	47,300	930
Range Resources	6,862	241
Renewable Energy Group*	10,800	105
REX American Resources*	800	78
Rice Energy*	28,500	694
RigNet*	1,441	25
Ring Energy*	10,100	129
Rowan, Cl A	25,800	460
RPC (A)	10,999	221
RSP Permian*	18,000	804
Sanchez Energy* (A)	12,530	105
Scorpio Tankers	31,743	134
SEACOR Holdings* (A)	3,374	209
Seadrill* (A)	66,300	185
SemGroup, Cl A	14,344	517
Ship Finance International (A)	11,476	165
SM Energy	16,513	658
Superior Energy Services	29,060	501
Synergy Resources* (A)	38,062	361
Targa Resources	29,659	1,581
Teekay (A)	7,454	59
Teekay Tankers, Cl A	18,023	42
Tesco	11,269	87
TETRA Technologies*	16,405	89
Tidewater	6,246	14

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Unit*	8,395	$204
US Silica Holdings	12,126	614
W&T Offshore*	3,238	5
Weatherford International*	176,600	902
Western Refining	15,699	563
Westmoreland Coal*	2,400	42
Whiting Petroleum*	39,660	485
World Fuel Services	13,841	615
WPX Energy*	66,000	1,026

		35,466

Financials — 17.4%
1st Source	3,958	156
Access National (A)	1,600	44
ACNB	900	28
AGNC Investment‡	62,621	1,168
Alleghany*	2,967	1,685
Allegiance Bancshares*	3,400	104
Allied World Assurance Holdings	17,512	820
Ally Financial	84,600	1,643
Altisource Residential, Cl B‡	11,300	133
Ambac Financial Group*	8,400	206
American Equity Investment Life Holding	17,778	369
American Financial Group	13,553	1,114
American National Bankshares	1,206	38
American National Insurance	1,331	160
Ameris Bancorp	7,852	352
AMERISAFE	3,933	250
Ames National	697	21
AmTrust Financial Services	17,918	456
Annaly Capital Management‡	195,015	1,993
Anworth Mortgage Asset‡	20,368	106
Apollo Commercial Real Estate Finance‡	16,619	285
Arch Capital Group*	21,936	1,815
Ares Commercial Real Estate‡	4,800	65
Argo Group International Holdings	5,427	344
Arlington Asset Investment, Cl A	3,412	55
ARMOUR Residential‡ (A)	7,624	170
Arrow Financial	2,123	80
Artisan Partners Asset Management, Cl A	8,900	265
Aspen Insurance Holdings	11,795	601
Associated Banc	27,286	623
Associated Capital Group	822	28
Assured Guaranty	25,887	926
Astoria Financial	16,365	268
Atlantic Capital Bancshares*	4,300	69
Atlas Financial Holdings*	2,600	44
Axis Capital Holdings	17,168	1,047
Baldwin & Lyons, Cl B	1,481	39
Banc of California (A)	8,100	122
BancFirst	1,825	150
Banco Latinoamericano de Comercio Exterior	5,312	151

Description	Shares	Market Value ($ Thousands)
Bancorp*	16,404	$114
Bancorpsouth	16,982	485
Bank Mutual	9,599	86
Bank of Hawaii (A)	8,224	686
Bank of Marin Bancorp	907	58
Bank of the Ozarks	17,670	857
BankFinancial	6,097	86
BankUnited	19,196	680
Banner	6,251	326
Bar Harbor Bankshares	1,900	84
BBX Capital, Cl A*	521	11
Bear State Financial	3,600	36
Beneficial Bancorp	12,788	222
Berkshire Hills Bancorp	6,050	205
BGC Partners, Cl A	47,736	466
Blue Hills Bancorp	4,700	82
BNC Bancorp	7,600	230
BofI Holding* (A)	11,936	282
BOK Financial (A)	4,993	401
Boston Private Financial Holdings	17,215	258
Bridge Bancorp	3,412	115
Brookline Bancorp	14,374	214
Brown & Brown	21,776	944
Bryn Mawr Bank	4,322	159
BSB Bancorp*	1,200	32
Calamos Asset Management, Cl A	4,282	29
Camden National	3,058	119
Capital Bank Financial, Cl A	5,319	190
Capital City Bank Group	800	15
Capitol Federal Financial	26,187	417
Capstead Mortgage‡	18,718	194
Cardinal Financial	7,741	248
Carolina Financial	2,000	53
Cascade Bancorp*	5,915	43
Cathay General Bancorp	14,115	495
CBOE Holdings	16,038	1,105
CenterState Banks	9,585	215
Central Pacific Financial	6,910	204
Charter Financial	2,200	31
Chemical Financial	12,549	651
Chimera Investment‡	36,165	613
CIT Group	39,137	1,599
Citizens, Cl A* (A)	7,833	72
Citizens & Northern	1,840	44
City Holding	3,385	208
Clifton Bancorp	3,100	51
CNA Financial	5,975	229
CNB Financial	2,048	48
CNO Financial Group	34,625	620
CoBiz Financial	5,671	86
Codorus Valley Bancorp	1,680	40
Cohen & Steers	3,936	140

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Colony Financial‡ (A)	21,700	$445
Columbia Banking System	11,809	470
Commerce Bancshares	16,944	929
Community Bank System	8,002	454
Community Trust Bancorp	3,393	143
ConnectOne Bancorp	6,383	150
Consolidated-Tomoka Land	500	27
Cowen Group, Cl A* (A)	14,521	53
Crawford, Cl B	3,520	46
Credit Acceptance* (A)	1,712	328
CU Bancorp*	3,900	109
Cullen/Frost Bankers	9,905	815
Customers Bancorp*	4,070	124
CVB Financial	18,579	386
CYS Investments‡	29,962	241
Diamond Hill Investment Group	554	116
Dime Community Bancshares	5,583	104
Donnelley Financial Solutions*	4,958	95
Dynex Capital‡	6,593	46
Eagle Bancorp*	5,706	335
East West Bancorp	28,366	1,358
EastGroup Properties‡	6,885	470
Eaton Vance	20,425	826
eHealth*	1,874	19
EMC Insurance Group	1,050	29
Employers Holdings	7,574	268
Encore Capital Group* (A)	5,075	139
Endurance Specialty Holdings	12,651	1,166
Enova International*	3,366	39
Enstar Group*	2,251	443
Enterprise Bancorp	1,148	36
Enterprise Financial Services	4,849	186
Erie Indemnity, Cl A	5,287	567
Essent Group*	16,300	497
EverBank Financial	19,024	367
Evercore Partners, Cl A	7,376	497
Everest Re Group	8,144	1,715
Ezcorp, Cl A*	7,457	87
FactSet Research Systems	7,886	1,263
Farmers Capital Bank	1,300	47
Farmers National Banc	4,900	58
FBL Financial Group, Cl A	1,682	129
FCB Financial Holdings, Cl A*	5,600	248
Federal Agricultural Mortgage, Cl C	1,988	107
Federated Investors, Cl B	17,970	494
Federated National Holding	1,300	23
Fidelity & Guaranty Life (A)	2,700	64
Fidelity Southern	3,513	78
Financial Engines	9,864	344
Financial Institutions	1,767	54
First American Financial	19,772	746
First Bancorp	7,697	207

Description	Shares	Market Value ($ Thousands)
First BanCorp*	18,716	$111
First Busey	7,436	204
First Business Financial Services	1,000	22
First Citizens BancShares, Cl A	1,491	531
First Commonwealth Financial	15,201	192
First Community Bancshares	4,442	125
First Connecticut Bancorp	4,848	105
First Defiance Financial	2,292	106
First Financial	1,612	74
First Financial Bancorp	11,549	310
First Financial Bankshares (A)	12,556	541
First Foundation*	4,000	112
First Hawaiian	5,600	168
First Horizon National	42,800	817
First Interstate Bancsystem, Cl A	4,412	167
First Merchants	8,633	296
First Mid-Illinois Bancshares	2,100	64
First Midwest Bancorp	14,942	363
First NBC Bank Holding*	2,500	18
First Northwest Bancorp*	3,500	52
First of Long Island	4,995	128
First Republic Bank	28,043	2,297
FirstCash	10,320	474
Flagstar Bancorp*	4,600	130
Flushing Financial	4,470	117
FNB (Pennsylvania)	38,101	582
FNF Group	50,058	1,599
FNFV Group*	15,962	204
Franklin Financial Network*	2,800	106
FRP Holdings*	838	32
Fulton Financial	33,712	598
Gain Capital Holdings	5,300	34
GAMCO Investors, Cl A	822	25
Genworth Financial, Cl A*	98,400	421
German American Bancorp	3,444	163
Glacier Bancorp	14,880	510
Gladstone Commercial‡	3,119	57
Global Indemnity*	1,002	37
Great Ajax	2,900	38
Great Southern Bancorp	2,499	124
Great Western Bancorp	11,700	468
Green Bancorp*	4,100	51
Green Dot, Cl A*	8,955	216
Greenhill	5,871	163
Greenlight Capital Re, Cl A*	6,409	146
Guaranty Bancorp	4,005	85
Hancock Holding	15,214	632
Hanmi Financial	5,678	174
Hannon Armstrong Sustainable Infrastructure Capital‡	7,100	141
Hanover Insurance Group	8,117	703
HarborOne Bancorp*	4,300	81

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
HCI Group	915	$30
Heartland Financial USA	4,975	213
Heritage Commerce	3,100	38
Heritage Financial	4,271	97
Heritage Insurance Holdings	3,800	55
Heritage Oaks Bancorp	1,400	14
HFF, Cl A	7,995	232
Hilltop Holdings	13,838	389
Hingham Institution for Savings	300	50
Home Bancorp	1,200	40
Home BancShares	21,892	566
HomeStreet*	4,372	127
HomeTrust Bancshares*	4,102	97
Hope Bancorp	25,295	503
Horace Mann Educators	7,614	306
Horizon Bancorp	3,750	85
Houlihan Lokey	3,400	97
IBERIABANK	7,584	628
Impac Mortgage Holdings* (A)	4,500	69
Independent Bank	7,602	370
Independent Bank Group	2,100	126
Infinity Property & Casualty	2,414	208
Interactive Brokers Group, Cl A	13,827	508
International Bancshares	11,250	438
International FCStone*	3,268	134
Invesco Mortgage Capital‡	22,471	335
Investment Technology Group	6,017	112
Investors Bancorp	59,043	799
Investors Real Estate Trust‡ (A)	24,031	151
iStar Financial *‡	16,418	201
James River Group Holdings	2,700	105
Janus Capital Group	29,412	397
KCG Holdings, Cl A*	9,853	139
Kearny Financial	19,637	297
Kemper	8,936	366
Kinsale Capital Group	2,100	60
Kite Realty Group Trust‡	15,255	367
Ladder Capital, Cl A	9,219	132
Ladenburg Thalmann Financial Services*	12,600	30
Lakeland Bancorp	8,293	146
Lakeland Financial	4,957	209
Lazard, Cl A	25,231	980
LCNB	2,500	52
LegacyTexas Financial Group	8,610	338
LendingClub*	61,500	348
LendingTree* (A)	1,500	157
Live Oak Bancshares (A)	6,000	104
LPL Financial Holdings	17,362	715
Macatawa Bank	5,200	49
Maiden Holdings	11,023	170
MainSource Financial Group	4,890	149
Marcus & Millichap*	1,700	47

Description	Shares	Market Value ($ Thousands)
Markel*	2,713	$2,437
MarketAxess Holdings	6,952	1,152
Marlin Business Services	322	7
MB Financial	15,126	654
MBIA*	22,582	235
MBT Financial	1,400	13
Mercantile Bank	2,257	74
Merchants Bancshares	807	40
Mercury General	5,578	326
Meridian Bancorp	11,227	199
Meta Financial Group	2,100	191
MFA Financial‡	70,297	550
MGIC Investment*	66,018	599
MidWestOne Financial Group	769	26
Moelis, Cl A	4,000	117
Morningstar	4,120	300
Mortgage Investment Trust‡	7,588	133
MSCI, Cl A	17,269	1,361
MTGE Investment‡	7,965	133
MutualFirst Financial	700	21
National Bank Holdings, Cl A	4,600	125
National Bankshares (A)	1,036	37
National Commerce*	1,700	56
National General Holdings	10,300	233
National Western Life Group, Cl A	341	89
Nationstar Mortgage Holdings* (A)	6,046	103
Navigators Group	2,083	220
NBT Bancorp	9,108	352
Nelnet, Cl A	4,531	229
New Residential Investments‡	46,950	725
New Senior Investment Group‡	16,600	168
New York Community Bancorp	93,339	1,492
New York Mortgage Trust‡ (A)	28,238	189
New York REIT‡	31,800	307
NewStar Financial*	3,393	29
Nicolet Bankshares*	2,000	88
NMI Holdings, Cl A*	14,500	125
Northfield Bancorp	6,705	124
Northrim BanCorp	1,300	37
NorthStar Asset Management Group	37,458	553
NorthStar Realty Europe‡	10,009	107
Northwest Bancshares	18,499	336
OceanFirst Financial	5,588	133
Ocwen Financial* (A)	20,161	104
OFG Bancorp	12,325	166
Old Line Bancshares	400	9
Old National Bancorp	26,794	457
Old Republic International	44,944	803
Old Second Bancorp	9,000	83
OM Asset Management	9,900	146
On Deck Capital* (A)	11,400	52
One Liberty Properties‡	2,524	62

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
OneBeacon Insurance Group, Cl A	4,135	$63
OneMain Holdings, Cl A*	10,500	214
Oppenheimer Holdings, Cl A	2,164	38
Opus Bank	3,100	78
Orchid Island Capital, Cl A‡ (A)	6,800	73
Oritani Financial	7,124	126
Orrstown Financial Services	100	2
Owens Realty Mortgage‡	2,000	36
Pacific Continental	2,665	53
Pacific Premier Bancorp*	5,100	163
PacWest Bancorp	23,442	1,201
Park National	2,405	268
Park Sterling	13,570	132
Peapack Gladstone Financial	2,654	71
Penns Woods Bancorp	652	31
Pennsylvania Real Estate Investment Trust‡	13,699	263
PennyMac Financial Services, Cl A*	1,100	19
PennyMac Mortgage Investment Trust‡	14,063	229
Peoples Bancorp	4,910	143
Peoples Financial Services	900	40
People’s Utah Bancorp	2,500	58
PHH*	9,932	144
PICO Holdings*	2,621	37
Pinnacle Financial Partners	8,125	524
Piper Jaffray*	3,577	261
PJT Partners	3,200	94
Popular	18,956	771
PRA Group*	10,358	372
Preferred Apartment Communities, Cl A‡	6,000	82
Preferred Bank	1,937	87
Primerica	9,429	667
PrivateBancorp, Cl A	14,319	670
ProAssurance	10,325	579
Prosperity Bancshares	13,269	877
Provident Financial Services	11,979	323
QCR Holdings	3,400	130
Radian Group	41,848	609
Ramco-Gershenson Properties‡	16,337	277
Raymond James Financial	24,081	1,732
Redwood Trust‡	16,405	250
Regional Management*	2,800	69
Reinsurance Group of America, Cl A	12,416	1,515
RenaissanceRe Holdings	7,906	1,032
Renasant	7,360	305
Republic Bancorp, Cl A	1,298	48
Resource Capital‡ (A)	7,276	61
RLI	7,382	443
S&T Bancorp	7,532	267
Safeguard Scientifics*†	3,396	40
Safety Insurance Group	2,931	206
Sandy Spring Bancorp	4,647	169
Santander Consumer USA Holdings*†	24,200	333

Description	Shares	Market Value ($ Thousands)
Seacoast Banking Corporation of Florida*	8,098	$166
SEI†	24,119	1,138
Selective Insurance Group	11,484	472
ServisFirst Bancshares	4,700	346
Shore Bancshares	3,000	42
Sierra Bancorp	2,978	68
Signature Bank NY*	10,370	1,555
Simmons First National, Cl A	5,418	328
SLM*†	81,900	825
South State	4,786	407
Southern First Bancshares*	400	12
Southside Bancshares	6,011	231
Southwest Bancorp	3,479	76
St. Joe*	8,800	183
STAG Industrial‡	15,356	363
Starwood Property Trust‡	43,480	977
State Auto Financial	1,890	49
State Bank Financial	6,384	158
State National	5,800	78
Sterling Bancorp	23,434	533
Stewart Information Services	4,241	201
Stifel Financial*	12,882	642
Stock Yards Bancorp	4,702	194
Stonegate Bank	2,800	109
Suffolk Bancorp	2,000	83
Summit Financial Group (A)	1,700	42
Sun Bancorp	2,132	49
SVB Financial Group*	9,882	1,562
Synovus Financial	24,792	960
TCF Financial	28,239	490
TD Ameritrade Holding	47,573	1,951
Tejon Ranch*	1,647	43
Terreno Realty‡	7,963	217
Territorial Bancorp	773	24
Texas Capital Bancshares*	8,923	649
TFS Financial	12,343	230
Third Point Reinsurance*	11,800	140
Thomson Reuters	57,785	2,497
Tiptree Financial	9,700	63
Tompkins Financial	2,905	251
Towne Bank	11,580	373
TriCo Bancshares	4,809	150
TriState Capital Holdings*	6,600	135
Triumph Bancorp*	4,500	97
Trupanion* (A)	3,600	60
TrustCo Bank NY	22,326	182
Trustmark	13,139	443
Two Harbors Investment‡	67,540	586
UMB Financial	8,145	619
UMH Properties‡	5,400	71
Umpqua Holdings	40,531	720
Union Bankshares	8,742	295

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
United Bankshares (A)	13,183	$608
United Community Banks	13,574	369
United Community Financial	6,700	55
United Financial Bancorp	11,373	192
United Fire Group	4,071	185
United Insurance Holdings	1,900	26
Universal Health Realty Income Trust‡	2,016	120
Universal Insurance Holdings (A)	5,200	125
Univest Corp of Pennsylvania	4,715	135
Validus Holdings	15,026	817
Valley National Bancorp	46,670	529
Veritex Holdings*	3,700	73
Virtu Financial, Cl A	6,100	84
Virtus Investment Partners	800	93
Voya Financial	38,900	1,512
Waddell & Reed Financial, Cl A	16,402	320
Walker & Dunlop*	6,023	177
Walter Investment Management* (A)	4,636	26
Washington Federal	18,236	592
Washington Trust Bancorp	3,770	192
WashingtonFirst Bankshares	1,600	44
Waterstone Financial	4,000	72
Webster Financial	16,951	841
WesBanco	8,388	334
West Bancorporation	1,985	44
Westamerica Bancorporation (A)	4,755	295
Western Alliance Bancorp*	17,961	839
Western Asset Mortgage Capital‡	6,644	71
Western New England Bancorp	5,000	42
Westwood Holdings Group	1,828	109
White Mountains Insurance Group	955	799
Wintrust Financial	9,349	616
WisdomTree Investments (A)	19,675	218
WMIH*	36,200	62
World Acceptance* (A)	976	55
WR Berkley	18,924	1,169
WSFS Financial	5,829	249
Xenith Bankshares*	7,300	18
Yadkin Financial	9,300	305

		145,276

Health Care — 10.3%
AAC Holdings*	1,600	13
Abaxis	4,493	232
ABIOMED*	7,412	832
Acadia Healthcare* (A)	14,187	539
ACADIA Pharmaceuticals* (A)	18,500	499
Accelerate Diagnostics* (A)	4,900	122
Acceleron Pharma*	4,900	165
Accuray*	14,863	75
Aceto	4,717	96
Achillion Pharmaceuticals*	23,198	96

Description	Shares	Market Value ($ Thousands)
Aclaris Therapeutics*	1,900	$57
Acorda Therapeutics*	7,142	149
Adamas Pharmaceuticals* (A)	3,000	45
Addus HomeCare*	2,200	76
Adeptus Health, Cl A*	2,200	18
Aduro Biotech* (A)	7,800	89
Advaxis* (A)	4,700	39
Adverum Biotechnologies*	1,300	4
Aerie Pharmaceuticals*	4,500	167
Agenus*	16,000	66
Agios Pharmaceuticals* (A)	6,400	373
Aimmune Therapeutics*	6,400	145
Air Methods*	7,077	231
Akebia Therapeutics*	4,100	35
Akorn*	18,427	391
Albany Molecular Research* (A)	3,800	64
Alder Biopharmaceuticals* (A)	8,400	198
Alere*	16,721	664
Align Technology*	13,713	1,276
Alkermes*	28,653	1,628
Allscripts Healthcare Solutions*	40,553	445
Almost Family*	1,009	41
Alnylam Pharmaceuticals*	14,289	627
AMAG Pharmaceuticals*	6,003	199
Amedisys*	5,671	224
American Renal Associates Holdings*	1,700	42
Amicus Therapeutics*	29,200	175
AMN Healthcare Services*	8,709	290
Amphastar Pharmaceuticals*	7,300	148
Amsurg, Cl A*	10,766	733
Analogic	2,420	223
AngioDynamics*	7,370	120
ANI Pharmaceuticals* (A)	2,100	124
Anika Therapeutics*	3,070	143
Anthera Pharmaceuticals* (A)	9,700	15
Applied Genetic Technologies*	2,500	23
Aptevo Therapeutics*	2,492	5
Aratana Therapeutics*	6,400	46
Ardelyx*	4,600	68
Arena Pharmaceuticals*	39,753	58
ARIAD Pharmaceuticals*	34,224	461
Array BioPharma*	31,360	254
Arrowhead Pharmaceuticals* (A)	11,600	17
Atara Biotherapeutics*	3,400	67
athenahealth* (A)	8,192	775
Athersys* (A)	15,300	25
AtriCure*	6,020	108
Atrion	230	113
Avexis* (A)	1,600	95
AxoGen*	6,100	51
Axovant Sciences* (A)	7,100	96
Bellicum Pharmaceuticals* (A)	6,500	117

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
BioCryst Pharmaceuticals*	13,600	$76
BioMarin Pharmaceutical*	32,946	2,821
Bio-Rad Laboratories, Cl A*	4,353	755
BioScrip* (A)	21,711	25
BioSpecifics Technologies*	1,400	69
Bio-Techne	6,825	719
BioTelemetry*	5,500	107
BioTime* (A)	19,600	62
Bluebird Bio* (A)	6,800	410
Blueprint Medicines*	4,500	132
Brookdale Senior Living, Cl A*	36,909	429
Bruker	20,632	468
Cambrex*	6,360	319
Cantel Medical	6,477	528
Capital Senior Living*	5,312	83
Cara Therapeutics* (A)	4,500	40
Cardiovascular Systems*	6,125	148
Castlight Health, Cl B*	2,800	13
Catalent*	19,400	464
Celldex Therapeutics* (A)	15,756	60
Cellular Biomedicine Group*	2,500	34
Cempra* (A)	8,500	55
Cerus* (A)	15,197	79
Charles River Laboratories International*	9,906	704
Chemed	3,245	483
ChemoCentryx*	2,000	16
Chimerix*	7,900	39
Civitas Solutions*	3,000	50
Clearside Biomedical*	3,600	53
Clovis Oncology*	6,666	228
Codexis*	15,000	71
Coherus Biosciences*	4,900	132
Collegium Pharmaceutical* (A)	2,700	45
Community Health Systems*	21,729	118
Computer Programs & Systems (A)	1,702	41
Concert Pharmaceuticals*	3,900	35
ConforMIS* (A)	9,200	83
CONMED	5,108	223
Corcept Therapeutics*	13,100	110
CorVel*	1,434	46
Cotiviti Holdings* (A)	4,000	119
Cross Country Healthcare*	5,079	73
CryoLife	5,045	99
Curis*	28,500	82
Cutera*	4,700	77
Cynosure, Cl A*	4,339	197
Cytokinetics* (A)	8,500	102
CytomX Therapeutics*	4,000	45
CytRx*	6,500	3
Depomed*	11,355	217
Dermira*	4,600	147
DexCom*	16,124	1,053

Description	Shares	Market Value ($ Thousands)
Diplomat Pharmacy* (A)	7,900	$112
Durect*	31,600	41
Dynavax Technologies* (A)	5,889	25
Eagle Pharmaceuticals* (A)	2,200	174
Edge Therapeutics*	4,300	52
Editas Medicine*	2,000	29
Egalet* (A)	4,500	30
Emergent Biosolutions*	6,884	184
Enanta Pharmaceuticals*	3,300	104
Endocyte*	4,870	13
Endologix*	15,995	118
Ensign Group	10,436	226
Entellus Medical*	2,300	42
Envision Healthcare Holdings*	37,000	841
Enzo Biochem*	10,000	68
Epizyme*	9,700	108
Esperion Therapeutics* (A)	2,500	26
Evolent Health, Cl A*	2,200	41
Exact Sciences* (A)	20,654	305
Exactech*	1,239	31
Exelixis*	42,700	722
FibroGen*	9,800	217
Five Prime Therapeutics*	5,300	305
Flexion Therapeutics*	3,700	61
Fluidigm*	4,553	29
Foundation Medicine* (A)	2,952	61
Galena Biopharma*	2,710	8
Genesis Healthcare, Cl A*	2,900	10
GenMark Diagnostics*	5,900	69
Genomic Health*	2,897	88
Geron* (A)	23,970	49
Glaukos*	2,500	78
Global Blood Therapeutics* (A)	3,201	61
Globus Medical, Cl A*	14,300	309
Haemonetics*	9,847	390
Halozyme Therapeutics* (A)	21,658	256
Halyard Health*	10,500	390
HealthEquity*	8,900	396
HealthSouth	17,041	710
HealthStream*	5,964	149
Healthways*	6,021	140
Heron Therapeutics* (A)	5,000	77
Heska*	1,900	126
Hill-Rom Holdings	12,701	677
HMS Holdings*	17,331	318
Horizon Pharma*	29,300	580
ICU Medical*	3,227	485
Idera Pharmaceuticals*	7,600	13
Idexx Laboratories*	17,002	2,000
Ignyta*	5,200	33
Immune Design*	3,200	24
ImmunoGen* (A)	15,452	28

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Immunomedics* (A)	26,657	$86
Impax Laboratories*	13,488	195
INC Research Holdings, Cl A*	7,800	386
Incyte*	31,371	3,209
Infinity Pharmaceuticals*	6,394	7
Innoviva* (A)	17,709	183
Inogen*	3,000	193
Inotek Pharmaceuticals*	3,500	22
Inovalon Holdings, Cl A* (A)	10,600	163
Inovio Pharmaceuticals* (A)	16,000	113
Insmed*	11,100	152
Insulet*	11,221	378
Insys Therapeutics* (A)	3,800	45
Integer Holdings*	5,730	162
Integra LifeSciences Holdings*	6,452	521
Intercept Pharmaceuticals* (A)	3,276	331
Intersect ENT*	4,900	51
Intra-Cellular Therapies, Cl A*	7,100	99
Intrexon* (A)	11,400	333
Invacare	6,889	79
Invitae*	4,500	31
InVivo Therapeutics Holdings* (A)	4,100	20
Ionis Pharmaceuticals*	23,894	1,046
Ironwood Pharmaceuticals, Cl A*	25,154	393
Juno Therapeutics* (A)	11,600	233
K2M Group Holdings*	4,900	92
Karyopharm Therapeutics*	5,000	46
Keryx Biopharmaceuticals* (A)	17,594	102
Kindred Healthcare	14,973	100
Kite Pharma* (A)	7,700	392
La Jolla Pharmaceutical*	3,000	54
Landauer	2,073	103
Lannett* (A)	5,200	119
LeMaitre Vascular	4,100	93
Lexicon Pharmaceuticals* (A)	9,305	142
LHC Group*	2,284	96
LifePoint Hospitals*	7,596	417
Ligand Pharmaceuticals* (A)	3,728	389
Lion Biotechnologies*	7,000	47
Loxo Oncology*	2,300	63
Luminex*	8,555	174
MacroGenics*	5,400	140
Magellan Health Services*	4,540	331
MannKind* (A)	34,843	16
Masimo*	7,693	476
Medicines*	14,557	511
MediciNova* (A)	5,900	42
Medidata Solutions*	10,594	585
MEDNAX*	18,056	1,182
Medpace Holdings*	2,400	86
Meridian Bioscience	7,741	134
Merit Medical Systems*	7,375	174

Description	Shares	Market Value ($ Thousands)
Merrimack Pharmaceuticals* (A)	23,500	$129
MiMedx Group* (A)	24,700	234
Minerva Neurosciences* (A)	3,700	48
Mirati Therapeutics*	2,400	13
Molina Healthcare*	8,436	446
Momenta Pharmaceuticals*	11,154	158
MyoKardia*	2,200	35
Myriad Genetics*	12,426	207
NanoString Technologies*	3,500	77
NantKwest* (A)	4,700	31
Natera*	7,200	86
National Healthcare	2,094	144
National Research, Cl A	312	5
Natus Medical*	5,958	237
Nektar Therapeutics, Cl A*	31,495	387
Neogen*	7,380	467
NeoGenomics*	13,300	119
Neurocrine Biosciences*	17,100	794
Nevro* (A)	4,800	365
NewLink Genetics*	3,916	43
Nobilis Health* (A)	15,000	35
Novavax* (A)	49,853	60
Novocure* (A)	9,000	70
NuVasive*	10,478	680
NxStage Medical*	13,347	330
Ocular Therapeutix*	1,700	16
Omeros* (A)	5,200	64
Omnicell*	6,412	230
OncoMed Pharmaceuticals*	5,600	48
Ophthotech*	5,400	166
OPKO Health* (A)	61,984	644
OraSure Technologies*	14,539	123
Organovo Holdings* (A)	16,500	50
Orthofix International*	3,940	148
Osiris Therapeutics* (A)	4,100	24
Otonomy*	4,600	78
OvaScience*	2,500	8
Owens & Minor	12,639	429
Oxford Immunotec Global*	5,400	80
Pacific Biosciences of California* (A)	15,900	121
Pacira Pharmaceuticals*	6,345	202
Paratek Pharmaceuticals*	3,300	44
PAREXEL International*	10,246	605
Patheon*	7,100	194
PDL BioPharma	31,600	69
Penumbra*	4,800	297
Pfenex*	4,300	40
PharmAthene*	9,700	30
PharMerica*	6,850	165
Phibro Animal Health, Cl A	3,700	102
Portola Pharmaceuticals, Cl A*	10,000	180
PRA Health Sciences*	5,200	279

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Premier, Cl A*	8,800	$265
Prestige Brands Holdings*	10,079	479
Progenics Pharmaceuticals*	11,596	104
Protagonist Therapeutics*	2,600	65
Prothena* (A)	6,200	366
Providence Service*	2,458	90
PTC Therapeutics*	5,200	58
Puma Biotechnology*	4,900	211
QIAGEN*	44,948	1,228
Quality Systems	11,815	155
Quidel*	5,012	115
Quintiles IMS Holdings*	26,997	2,074
Quorum Health*	8,332	48
Radius Health* (A)	5,800	309
RadNet*	3,900	24
Reata Pharmaceuticals, Cl A* (A)	1,600	42
REGENXBIO*	4,100	91
Regulus Therapeutics*	3,400	8
Repligen*	6,722	216
ResMed	26,599	1,635
Retrophin*	7,400	151
Revance Therapeutics* (A)	2,600	44
Rigel Pharmaceuticals*	17,759	46
Rockwell Medical* (A)	10,000	65
RTI Surgical*	6,918	20
Sage Therapeutics*	6,300	316
Sangamo BioSciences*	11,070	35
Sarepta Therapeutics* (A)	10,900	373
SciClone Pharmaceuticals*	11,601	115
Seattle Genetics*	19,000	1,231
Select Medical Holdings*	24,265	295
Seres Therapeutics* (A)	3,300	33
Sorrento Therapeutics* (A)	4,400	23
Spark Therapeutics*	3,800	209
Spectranetics*	8,424	184
Spectrum Pharmaceuticals*	16,579	65
STAAR Surgical*	5,378	58
Stemline Therapeutics*	900	12
Sucampo Pharmaceuticals, Cl A*	5,500	89
Supernus Pharmaceuticals*	10,200	220
Surgery Partners*	3,500	52
Surgical Care Affiliates*	4,800	202
Surmodics*	2,444	59
Synergy Pharmaceuticals*	41,915	220
Tandem Diabetes Care*	1,500	4
Team Health Holdings*	14,508	617
Teladoc* (A)	4,000	73
Teleflex	8,602	1,272
Teligent*	6,200	45
Tenet Healthcare*	14,900	227
TESARO* (A)	5,600	760
Tetraphase Pharmaceuticals*	5,400	23

Description	Shares	Market Value ($ Thousands)
TG Therapeutics* (A)	7,600	$44
TherapeuticsMD* (A)	30,100	179
Theravance Biopharma* (A)	6,345	177
TransEnterix* (A)	13,500	21
Trevena*	10,400	57
Triple-S Management, Cl B*	5,566	124
Trovagene* (A)	9,900	29
Ultragenyx Pharmaceutical*	7,100	556
United Therapeutics*	8,264	1,038
Universal American*	7,316	73
US Physical Therapy	1,926	123
Utah Medical Products	1,200	82
Vanda Pharmaceuticals*	9,100	150
Vascular Solutions*	2,718	150
VCA Antech*	14,583	913
Veeva Systems, Cl A*	18,600	865
Versartis*	5,400	67
Vital Therapies*	4,300	22
Vocera Communications*	6,142	112
Voyager Therapeutics*	2,400	30
VWR*	14,500	394
WaVe Life Sciences*	2,100	75
WellCare Health Plans*	8,766	1,201
West Pharmaceutical Services	13,530	1,098
Wright Medical Group*	20,678	476
XBiotech* (A)	4,800	67
Xencor*	7,400	189
Zafgen*	3,500	12
Zeltiq Aesthetics*	6,800	299
ZIOPHARM Oncology* (A)	30,346	197
Zogenix*	5,700	72

		86,114

Industrials — 12.9%
AAON	9,350	308
AAR	5,729	211
ABM Industries	12,055	530
Acacia Research	8,749	60
ACCO Brands*	23,129	288
Actuant, Cl A	11,042	287
Advanced Drainage Systems	6,500	132
Advisory Board*	8,484	300
AECOM Technology*	30,248	1,100
Aegion, Cl A*	7,603	184
Aerojet Rocketdyne Holdings*	12,579	256
Aerovironment*	3,825	108
AGCO	12,823	716
Air Lease, Cl A	19,431	697
Air Transport Services Group*	10,936	177
Aircastle	8,557	184
Alamo Group	2,135	156
Albany International, Cl A	5,898	275

13	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Allegiant Travel, Cl A	2,450	$400
Allison Transmission Holdings, Cl A	28,176	935
Altra Industrial Motion	5,589	196
AMERCO	1,300	444
Ameresco, Cl A*	779	5
American Railcar Industries (A)	1,277	57
American Woodmark*	2,484	190
AO Smith	28,716	1,396
Apogee Enterprises	5,411	258
Applied Industrial Technologies	7,261	435
ARC Document Solutions*	4,300	19
ArcBest	3,490	106
Argan	2,979	180
Armstrong Flooring*	3,038	57
Armstrong World Industries*	8,677	362
Astec Industries	4,063	269
Astronics*	3,274	121
Astronics, Cl B*	1,656	62
Atkore International Group*	3,600	77
Atlas Air Worldwide Holdings*	4,769	236
Avis Budget Group*	15,260	584
AZZ	4,696	306
B/E Aerospace	19,230	1,155
Babcock & Wilcox Enterprises*	8,162	130
Barnes Group	9,852	455
Barrett Business Services	834	49
Beacon Roofing Supply*	12,070	560
BMC Stock Holdings*	10,900	205
Brady, Cl A	9,427	346
Briggs & Stratton	10,449	217
Brink’s	9,606	388
Builders FirstSource*	14,970	166
BWX Technologies	18,624	729
Caesarstone*	4,600	125
CAI International*	1,272	11
Carlisle	12,277	1,377
Casella Waste Systems, Cl A*	11,391	144
CBIZ*	11,445	142
CEB	6,461	381
Ceco Environmental	5,647	80
Celadon Group	3,375	27
Chart Industries*	6,872	244
Chicago Bridge & Iron	20,392	683
CIRCOR International	3,715	235
CLARCOR	9,523	671
Clean Harbors*	10,376	548
Colfax*	18,889	710
Columbus McKinnon	2,465	65
Comfort Systems USA	6,991	225
Continental Building Products*	6,600	148
Copa Holdings, Cl A (A)	6,628	589
Copart*	18,350	1,004

Description	Shares	Market Value ($ Thousands)
Costamare (A)	5,100	$29
Covanta Holding	21,258	310
Covenant Transportation Group, Cl A*	3,300	68
CRA International	2,105	69
Crane	8,929	656
CSW Industrials*	2,600	95
Cubic	4,689	217
Curtiss-Wright	8,178	822
Deluxe	9,454	640
DigitalGlobe*	11,232	361
DMC Global	3,900	64
Donaldson	23,746	963
Douglas Dynamics	4,222	135
Ducommun*	1,000	29
DXP Enterprises*	1,662	56
Dycom Industries*	5,907	433
Echo Global Logistics*	4,586	115
EMCOR Group	11,987	832
Encore Wire	4,403	187
Energous* (A)	3,000	48
Energy Recovery*	10,200	111
EnerNOC*	4,160	25
EnerSys	8,683	691
Engility Holdings*	3,410	124
Ennis	3,488	56
EnPro Industries	4,668	284
ESCO Technologies	5,477	306
Essendant	7,137	138
Esterline Technologies*	5,790	509
ExOne* (A)	1,900	19
Exponent	4,786	290
Federal Signal	14,947	236
Forward Air	6,318	306
Franklin Covey*	404	8
Franklin Electric	8,781	343
FreightCar America	1,733	25
FTI Consulting*	8,168	349
FuelCell Energy*	2,863	6
G&K Services, Cl A	4,039	387
GATX (A)	7,552	413
Generac Holdings*	14,045	576
General Cable	8,737	164
Genesee & Wyoming, Cl A*	11,274	861
Gibraltar Industries*	6,160	277
Global Brass & Copper Holdings	5,100	146
GMS*	1,400	35
Gorman-Rupp	4,077	122
GP Strategies*	2,500	66
Graco	11,035	896
Graham	796	18
Granite Construction	7,811	461
Great Lakes Dredge & Dock*	9,180	39

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Greenbrier (A)	5,123	$199
Griffon	4,237	101
H&E Equipment Services	5,625	104
Harsco	15,128	212
Hawaiian Holdings*	9,880	507
HC2 Holdings*	11,000	52
HD Supply Holdings*	38,200	1,499
Healthcare Services Group	13,439	523
Heartland Express	9,772	210
Heico	3,981	313
HEICO, Cl A	7,700	517
Heidrick & Struggles International	2,952	63
Herc Holdings*	4,367	174
Heritage-Crystal Clean*	1,200	20
Herman Miller	11,043	359
Hertz Global Holdings*	14,502	365
Hexcel	17,298	895
Hillenbrand	12,085	423
HNI	8,849	467
Hub Group, Cl A*	7,762	333
Hubbell, Cl B	10,389	1,166
Huntington Ingalls Industries	9,159	1,637
Hurco	1,235	40
Huron Consulting Group*	4,011	212
Hyster-Yale Materials Handling	2,002	129
ICF International*	4,368	242
IDEX	14,941	1,399
InnerWorkings*	7,387	68
Insperity	3,012	218
Insteel Industries	2,941	116
Interface, Cl A	13,845	241
ITT	16,563	669
JetBlue Airways*	63,581	1,277
John Bean Technologies	5,731	517
Joy Global	19,200	538
Kadant	1,725	108
Kaman	5,573	272
KAR Auction Services	25,929	1,093
KBR	31,145	520
Kelly Services, Cl A	6,795	137
Kennametal	16,014	552
KEYW Holding*	8,468	106
Kforce	4,537	100
Kirby*	11,226	712
KLX*	9,765	381
Knight Transportation (A)	14,537	509
Knoll	11,263	299
Korn/Ferry International	10,658	270
Kratos Defense & Security Solutions*	5,216	38
Landstar System	8,944	728
Layne Christensen*	4,900	52
Lennox International	7,829	1,164

Description	Shares	Market Value ($ Thousands)
Lincoln Electric Holdings	12,133	$953
Lindsay Manufacturing (A)	2,327	196
LSC Communications	4,958	102
LSI Industries	2,000	20
Lydall*	3,632	217
Macquarie Infrastructure	14,700	1,205
Manitowoc	23,950	143
Manitowoc Foodservice*	23,950	425
Manpowergroup	14,056	1,201
Marten Transport	3,095	75
Masonite International*	6,200	402
MasTec*	12,762	484
Matson	8,552	322
Matthews International, Cl A	6,513	474
McGrath RentCorp	5,748	212
Mercury Systems*	8,423	250
Meritor*	18,495	233
Middleby*	11,125	1,524
Milacron Holdings*	4,400	74
Miller Industries	2,311	59
Mistras Group*	2,697	64
Mobile Mini	8,283	254
Moog, Cl A*	5,924	414
MRC Global*	17,212	346
MSA Safety	5,944	369
MSC Industrial Direct, Cl A	8,803	786
Mueller Industries	11,208	426
Mueller Water Products, Cl A	31,812	421
Multi-Color	2,557	184
MYR Group*	4,179	157
NACCO Industries, Cl A	1,005	95
National Presto Industries	1,091	104
Navigant Consulting*	10,241	253
Navistar International* (A)	10,291	317
NCI Building Systems*	3,548	59
NN	5,587	95
Nordson	11,212	1,197
NOW*	21,600	465
NV5 Global*	1,400	51
Old Dominion Freight Line*	12,690	1,108
On Assignment*	10,069	416
Orbital ATK	10,892	929
Orion Marine Group*	1,874	19
Oshkosh Truck	14,017	981
Owens Corning	21,660	1,113
PAM Transportation Services*	900	22
Park-Ohio Holdings	1,118	47
Patrick Industries*	2,850	203
Paylocity Holding*	3,700	123
PGT*	10,000	111
Plug Power* (A)	19,400	26
Ply Gem Holdings*	5,900	90

15	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Powell Industries	1,364	$59
Power Solutions International*	800	10
Preformed Line Products	90	5
Primoris Services	7,847	180
Proto Labs*	5,099	266
Quad, Cl A	6,862	193
Quanex Building Products	5,765	112
Raven Industries	6,155	154
RBC Bearings*	4,295	364
Regal-Beloit	8,625	629
Resources Connection	3,581	58
Rexnord*	15,426	339
Roadrunner Transportation Systems*	3,272	33
Rollins	20,462	657
RPX*	12,610	132
RR Donnelley & Sons	13,219	230
Rush Enterprises, Cl A*	5,399	163
Rush Enterprises, Cl B*	1,800	50
Saia*	5,692	238
Scorpio Bulkers* (A)	5,716	30
Simpson Manufacturing	8,343	393
SiteOne Landscape Supply*	3,100	104
SkyWest	9,922	366
SP Plus*	2,498	69
Sparton*	1,100	27
Spirit AeroSystems Holdings, Cl A	26,075	1,519
Spirit Airlines*	13,147	731
SPX*	7,194	176
SPX FLOW*	7,194	225
Standex International	2,429	214
Steelcase, Cl A	17,557	273
Sun Hydraulics	4,677	186
Sunrun* (A)	11,300	58
Supreme Industries, Cl A	2,600	37
Swift Transporation, Cl A* (A)	16,609	415
TASER International*	9,069	247
Team*	5,757	197
Teledyne Technologies*	6,637	829
Tennant	3,938	296
Terex	20,770	634
Tetra Tech	10,742	460
Textainer Group Holdings	2,253	22
Thermon Group Holdings*	6,882	132
Timken	15,209	594
Titan International	10,772	125
Titan Machinery*	3,312	46
Toro	20,100	1,064
TransUnion*	11,900	355
TRC*	5,200	50
Trex*	5,740	378
TriMas*	9,876	212
TriNet Group*	8,900	225

Description	Shares	Market Value ($ Thousands)
Trinity Industries	27,642	$768
Triton International	5,884	114
Triumph Group	9,696	270
TrueBlue*	8,328	174
Tutor Perini*	6,751	176
UniFirst	2,840	401
Univar*	8,300	207
Universal Forest Products	3,655	363
Universal Logistics Holdings	700	10
US Ecology	4,640	216
USA Truck*	1,700	15
USG*	17,582	504
Valmont Industries	4,414	657
Vectrus*	1,379	32
Veritiv*	2,000	94
Viad	4,271	187
Vicor*	2,500	36
Virgin America* (A)	3,500	198
VSE	1,000	39
Wabash National	11,741	162
WABCO Holdings*	10,410	1,025
Wabtec	16,306	1,381
WageWorks*	7,071	522
Watsco	5,459	813
Watts Water Technologies, Cl A	5,056	345
Werner Enterprises	8,390	227
Wesco Aircraft Holdings*	12,046	178
WESCO International*	8,866	602
West	8,100	193
Woodward Governor	10,242	694
XPO Logistics*	18,790	837
YRC Worldwide*	4,500	57

		107,609

Information Technology — 17.2%
2U*	6,500	215
3D Systems* (A)	19,547	271
8x8*	16,714	228
A10 Networks*	9,800	80
Acacia Communications* (A)	1,300	90
ACI Worldwide*	23,312	434
Actua*	5,188	70
Acxiom*	17,074	453
ADTRAN	9,897	201
Advanced Energy Industries*	7,719	426
Advanced Micro Devices*	147,800	1,317
Aerohive Networks*	4,800	26
Agilysys*	900	9
Alarm.com Holdings*	2,700	80
Alpha & Omega Semiconductor*	1,800	39
Ambarella* (A)	5,900	363
Amber Road*	1,900	22

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Amdocs	28,268	$1,667
American Software, Cl A	2,872	32
Amkor Technology*	20,913	247
Angie’s List*	10,248	88
Anixter International*	5,941	464
Ansys*	16,717	1,572
Appfolio, Cl A*	2,400	53
Applied Micro Circuits*	18,598	163
Applied Optoelectronics* (A)	3,800	94
Arista Networks*	7,600	721
ARRIS International*	37,270	1,069
Arrow Electronics*	17,925	1,224
Aspen Technology*	16,367	865
Atlassian, Cl A*	5,600	152
Autobytel*	3,000	42
Avid Technology*	5,000	21
Avnet	25,299	1,161
AVX	11,978	182
Axcelis Technologies*	7,550	103
Badger Meter	5,724	207
Bankrate*	13,049	134
Barracuda Networks*	4,800	106
Bazaarvoice*	18,400	98
Bel Fuse, Cl B	888	26
Belden	8,023	593
Benchmark Electronics*	9,930	282
Benefitfocus*	2,300	63
Black Box	2,509	39
Black Knight Financial Services, Cl A*	4,300	159
Blackbaud	10,055	631
Blackhawk Network Holdings, Cl A*	10,600	382
Blucora*	6,429	91
Booz Allen Hamilton Holding	22,665	857
Bottomline Technologies de*	7,571	190
Box, Cl A*	12,100	184
Brightcove*	6,800	56
Broadridge Financial Solutions	22,397	1,450
BroadSoft*	5,594	232
Brocade Communications Systems	76,759	947
Brooks Automation	14,503	236
Cabot Microelectronics	4,424	264
CACI International, Cl A*	4,732	612
Cadence Design Systems*	58,747	1,544
CalAmp*	8,156	119
Calix*	4,945	37
Callidus Software*	11,856	186
Carbonite*	4,600	85
Cardtronics*	9,785	484
Care.com*	3,200	27
Cass Information Systems	2,390	167
Cavium*	12,752	727
CDK Global	29,700	1,714

Description	Shares	Market Value ($ Thousands)
CDW	32,000	$1,640
CEVA*	3,838	122
ChannelAdvisor*	2,400	35
Ciena*	27,386	587
Cimpress* (A)	5,499	478
Cirrus Logic*	12,095	665
Clearfield* (A)	1,400	27
Cognex	15,158	905
Coherent*	4,353	568
Cohu	5,077	63
CommerceHub*	7,282	108
CommScope Holding*	25,500	917
CommVault Systems*	7,184	388
Computer Sciences	26,400	1,601
comScore*	9,833	286
Comtech Telecommunications	4,332	50
Control4*	5,800	66
Convergys	17,587	455
CoreLogic*	17,183	648
Cornerstone OnDemand*	9,599	345
CoStar Group*	6,063	1,159
Cray*	7,570	146
Cree* (A)	19,523	494
CSG Systems International	5,617	250
CTS	7,945	176
Cypress Semiconductor	60,035	675
Daktronics	4,580	47
Datalink*	3,697	41
Dell Technologies, Cl V*	41,700	2,233
DHI Group*	6,690	41
Diebold	13,333	304
Digi International*	3,601	48
Digimarc* (A)	2,076	64
Diodes*	7,842	191
Dolby Laboratories, Cl A	11,004	508
DSP Group*	4,262	50
DST Systems	6,350	655
DTS	3,044	129
EarthLink Holdings	20,333	107
Ebix (A)	5,325	317
EchoStar, Cl A*	8,603	439
Electro Scientific Industries*	5,500	29
Electronics For Imaging*	9,328	406
Ellie Mae*	6,263	517
EMCORE	11,200	72
Endurance International Group Holdings*	9,100	72
Entegris*	28,508	512
Envestnet*	7,952	287
EPAM Systems*	9,300	613
ePlus*	1,144	127
Euronet Worldwide*	9,688	695
EVERTEC	13,600	248

17	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Everyday Health*	6,300	$66
Exa*	2,700	40
Exar*	4,992	50
ExlService Holdings*	6,623	315
Extreme Networks*	19,687	83
Fabrinet*	7,315	313
Fair Isaac	6,091	692
FARO Technologies*	4,108	150
Finisar*	20,654	686
FireEye* (A)	28,100	361
First Data, Cl A*	62,200	906
Fitbit, Cl A* (A)	23,700	198
Five9*	7,300	116
FleetCor Technologies*	17,673	2,639
FormFactor*	12,919	145
Forrester Research	1,564	64
Fortinet*	30,199	909
Gartner*	15,237	1,567
Genpact*	29,250	700
Gigamon*	6,600	352
Globant* (A)	4,600	158
Glu Mobile* (A)	16,800	38
GoDaddy, Cl A*	8,800	311
Gogo* (A)	9,200	86
GrubHub* (A)	16,000	592
GTT Communications*	5,300	135
Guidance Software*	594	4
Guidewire Software*	13,469	750
Hackett Group	3,300	59
Harmonic*	14,394	67
Hortonworks* (A)	7,200	65
HubSpot*	5,600	314
IAC	13,121	884
II-VI*	11,043	334
Immersion*	3,567	37
Imperva*	5,283	202
Impinj* (A)	1,700	46
Infinera*	28,784	245
Ingram Micro, Cl A	27,246	1,020
Inphi*	8,862	400
Insight Enterprises*	7,198	252
Instructure*	2,100	41
Integrated Device Technology*	24,545	574
Interactive Intelligence Group*	3,968	240
InterDigital	6,930	549
Intersil, Cl A	26,772	593
Intralinks Holdings*	6,626	74
InvenSense, Cl A*	12,577	96
IPG Photonics*	6,520	625
Itron*	7,111	457
Ixia*	12,258	169
IXYS	4,880	57

Description	Shares	Market Value ($ Thousands)
j2 Global	9,157	$673
Jabil Circuit	39,200	829
Jack Henry & Associates	15,519	1,341
Jive Software*	7,834	30
Keysight Technologies*	33,900	1,249
Kimball Electronics*	7,093	124
Knowles* (A)	15,800	253
Kopin*	8,823	23
KVH Industries*	1,997	22
Lattice Semiconductor*	22,462	157
Leidos Holdings	26,050	1,334
Limelight Networks*	15,000	32
LinkedIn, Cl A*	22,806	4,453
Lionbridge Technologies*	7,618	38
Liquidity Services*	2,222	20
Littelfuse	4,203	613
LivePerson*	8,091	65
LogMeIn	4,913	495
Lumentum Holdings*	9,340	375
MA-COM Tech*	4,900	244
Manhattan Associates*	13,280	696
ManTech International, Cl A	4,922	212
Marchex, Cl B	2,900	8
Marvell Technology Group	79,502	1,140
Match Group* (A)	7,200	129
Maxim Integrated Products	54,204	2,129
MAXIMUS	12,416	686
MaxLinear, Cl A*	10,244	209
Maxwell Technologies* (A)	6,300	32
MeetMe* (A)	10,200	49
Mentor Graphics	21,540	787
Mesa Laboratories	600	74
Methode Electronics	6,984	258
Microsemi*	22,362	1,224
MicroStrategy, Cl A*	2,053	398
MINDBODY, Cl A* (A)	3,600	78
Mitek Systems*	5,800	32
MKS Instruments	10,323	594
MobileIron*	11,500	48
Model N*	7,000	63
MoneyGram International*	2,905	32
Monolithic Power Systems	7,551	619
Monotype Imaging Holdings	6,860	134
MTS Systems	3,089	166
Nanometrics*	3,644	87
National Instruments	22,067	650
NCR*	23,083	894
NeoPhotonics*	7,500	97
NETGEAR*	6,592	354
NetScout Systems*	18,058	563
NeuStar, Cl A*	10,232	248
New Relic*	3,900	124

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
NIC	13,222	$332
Nimble Storage*	13,400	102
Novanta*	5,462	111
Nuance Communications*	44,781	726
NVE	694	46
Oclaro*	23,500	210
ON Semiconductor*	81,500	960
OSI Systems*	3,768	285
Palo Alto Networks*	16,733	2,248
Pandora Media* (A)	47,471	552
Park City Group*	3,600	53
Park Electrochemical	5,082	92
Paycom Software*	8,700	390
PC Connection	2,231	60
PDF Solutions*	4,653	110
Pegasystems	7,736	279
Perficient*	6,700	121
PFSweb*	4,500	36
Photronics*	13,129	131
Planet Payment*	8,400	34
Plantronics	6,269	325
Plexus*	7,528	385
Power Integrations	5,289	356
Progress Software (A)	9,058	268
Proofpoint*	8,000	616
PROS Holdings*	5,899	141
PTC*	21,390	1,042
Pure Storage, Cl A* (A)	14,200	198
Q2 Holdings*	5,000	148
QAD, Cl A	2,900	84
Qualys*	5,100	169
QuinStreet*	1,186	4
Quotient Technology*	12,000	154
Radisys*	7,200	30
Rambus*	21,110	278
Rapid7*	5,000	58
RealNetworks*	844	4
RealPage*	10,046	287
Reis	500	11
RetailMeNot*	8,100	75
RingCentral, Cl A*	11,400	246
Rogers*	3,593	267
Rosetta Stone*	5,200	42
Rubicon Project*	7,000	53
Rudolph Technologies*	5,507	108
Sabre	38,900	1,006
Sanmina*	14,266	469
Sapiens International	5,300	78
ScanSource*	5,696	216
Science Applications International	7,742	639
Semtech*	12,175	342
ServiceNow*	30,369	2,525

Description	Shares	Market Value ($ Thousands)
ServiceSource International*	9,746	$58
ShoreTel*	13,670	96
Shutterstock* (A)	4,397	207
Sigma Designs*	5,500	41
Silicom	1,100	43
Silicon Laboratories*	7,982	530
Silver Spring Networks*	8,400	117
Sonus Networks*	5,720	34
Splunk*	24,884	1,434
SPS Commerce*	3,029	210
Square, Cl A* (A)	10,900	141
SS&C Technologies Holdings	33,218	997
Stamps.com* (A)	3,355	356
Stratasys* (A)	9,769	176
SunPower, Cl A* (A)	10,636	72
Super Micro Computer*	6,951	190
Sykes Enterprises*	8,011	226
Synaptics*	6,887	376
Synchronoss Technologies*	7,697	373
SYNNEX	5,370	628
Synopsys*	28,852	1,745
Syntel	6,254	121
Systemax	1,400	12
Tableau Software, Cl A*	11,800	530
Take-Two Interactive Software*	16,039	790
Tangoe*	4,655	37
Tech Data*	6,965	591
TechTarget*	4,700	40
Telenav*	3,400	20
TeleTech Holdings	3,427	99
Teradyne	38,000	926
Tessera Technologies	9,930	393
TiVo*	22,058	447
Travelport Worldwide	21,000	294
Trimble*	49,420	1,393
TrueCar* (A)	14,800	183
TTM Technologies*	15,287	207
TubeMogul* (A)	5,200	73
Twilio, Cl A* (A)	2,600	88
Twitter* (A)	121,700	2,250
Tyler Technologies*	6,487	966
Ubiquiti Networks* (A)	5,700	319
Ultimate Software Group*	5,135	1,052
Ultra Clean Holdings*	4,452	45
Ultratech*	5,268	121
Unisys* (A)	7,183	107
Universal Display*	7,708	421
USA Technologies* (A)	7,200	31
Vantiv, Cl A*	29,608	1,671
Varonis Systems*	1,500	44
Vasco Data Security International*	4,254	62
Veeco Instruments*	7,001	187

19	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
VeriFone Systems*	24,329	$411
Verint Systems*	13,450	505
Versum Materials*	19,000	465
ViaSat*	9,356	667
Viavi Solutions*	48,200	378
VirnetX Holding* (A)	4,742	15
Virtusa*	4,649	103
Vishay Intertechnology	25,217	382
Vishay Precision Group*	3,164	58
VMware, Cl A* (A)	16,017	1,300
Web.com Group*	7,239	115
WebMD Health, Cl A*	8,227	439
WEX*	7,676	848
Workday, Cl A*	22,289	1,879
Workiva, Cl A* (A)	6,700	100
Xactly*	7,000	99
Xcerra*	7,941	50
XO Group*	4,415	82
Yelp, Cl A*	13,098	487
Zebra Technologies, Cl A*	10,364	819
Zendesk*	16,300	347
Zillow Group, Cl A* (A)	10,191	358
Zillow Group, Cl C* (A)	18,882	678
Zix*	6,113	27
Zynga, Cl A*	134,874	386

		143,859

Materials — 5.5%
A. Schulman	4,729	157
AdvanSix*	5,900	110
AEP Industries	980	116
AK Steel Holding* (A)	50,900	465
Alcoa	28,400	823
Allegheny Technologies (A)	21,500	377
American Vanguard	3,999	73
AptarGroup	12,266	898
Ashland Global Holdings	12,208	1,376
Axalta Coating Systems*	32,600	861
Balchem	6,188	494
Bemis	17,600	881
Berry Plastics Group*	22,838	1,137
Boise Cascade*	7,270	166
Cabot	11,932	608
Calgon Carbon	8,218	145
Carpenter Technology	8,701	311
Celanese, Cl A	28,292	2,244
Century Aluminum*	6,659	61
Chase	1,300	105
Chemours	35,900	887
Chemtura*	11,929	393
Clearwater Paper*	2,951	184
Cliffs Natural Resources* (A)	41,500	366

Description	Shares	Market Value ($ Thousands)
Coeur Mining*	29,861	$288
Commercial Metals	22,941	505
Compass Minerals International (A)	7,240	561
Crown Holdings*	26,435	1,438
Deltic Timber	2,396	167
Domtar	12,350	485
Eagle Materials	9,083	883
Ferro*	19,505	289
Ferroglobe*	11,102	1
Ferroglobe PLC	11,102	127
Flotek Industries* (A)	10,196	137
FutureFuel	3,876	53
GCP Applied Technologies*	14,624	409
Glatfelter	7,871	181
Gold Resource (A)	12,400	53
Graphic Packaging Holding	63,317	796
Greif, Cl A	4,519	232
Greif, Cl B	1,700	114
H.B. Fuller	9,733	457
Handy & Harman*	800	18
Hawkins	1,773	86
Haynes International	2,823	123
Headwaters*	14,120	335
Hecla Mining	72,156	439
Huntsman	38,624	752
Ingevity*	7,900	414
Innophos Holdings	4,189	228
Innospec	4,513	297
Kaiser Aluminum	3,154	260
KapStone Paper and Packaging	17,642	360
KMG Chemicals	2,509	85
Koppers Holdings*	4,773	183
Kraton Performance Polymers*	4,880	150
Kronos Worldwide (A)	3,484	43
Louisiana-Pacific*	25,842	500
LSB Industries* (A)	2,939	23
Materion	3,474	133
Minerals Technologies	7,024	569
Multi Packaging Solutions International*	4,800	67
Myers Industries	3,418	48
Neenah Paper	3,093	263
NewMarket	1,397	585
Olin	30,516	793
Olympic Steel	1,927	47
OMNOVA Solutions*	7,567	73
Packaging Corp of America	17,749	1,504
Platform Specialty Products* (A)	40,500	379
PolyOne	16,832	555
Quaker Chemical	2,734	348
Rayonier Advanced Materials (A)	9,817	136
Real Industry*	7,000	41
Reliance Steel & Aluminum	13,738	1,114

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Royal Gold	12,902	$899
RPM International	25,588	1,354
Ryerson Holding*	1,400	20
Schnitzer Steel Industries, Cl A	6,156	172
Schweitzer-Mauduit International	6,138	258
Scotts Miracle-Gro, Cl A	8,759	799
Sensient Technologies	8,635	674
Silgan Holdings	8,130	403
Sonoco Products	19,621	1,062
Southern Copper (A)	18,129	595
Steel Dynamics	46,237	1,640
Stepan	3,825	310
Stillwater Mining*	24,580	369
Summit Materials, Cl A*	14,058	334
SunCoke Energy	14,846	170
Tahoe Resources	59,788	573
TerraVia Holdings* (A)	7,830	11
TimkenSteel*	7,904	125
Trecora Resources*	2,517	30
Tredegar	5,341	119
Trinseo	5,400	316
Tronox, Cl A	10,100	115
UFP Technologies*	1,800	45
United States Steel	29,700	961
US Concrete* (A)	3,000	171
Valspar	14,926	1,524
Westlake Chemical	7,810	462
Worthington Industries	9,102	512
WR Grace	13,924	909

		46,297

Real Estate — 8.6%
Acadia Realty Trust‡	15,339	507
Agree Realty‡	4,747	213
Alexander & Baldwin	8,877	391
Alexander’s‡	488	209
Alexandria Real Estate Equities‡	14,661	1,607
Altisource Portfolio Solutions* (A)	1,700	46
American Assets Trust‡	7,991	320
American Campus Communities‡	25,662	1,209
American Homes 4 Rent, Cl A‡	33,200	699
Apple Hospitality‡ (A)	33,000	608
Armada Hoffler Properties‡	7,500	105
Ashford Hospitality Prime‡	4,381	56
Ashford Hospitality Trust‡	14,971	105
AV Homes*	3,707	59
Bluerock Residential Growth, Cl A‡ (A)	5,800	73
Brandywine Realty Trust‡	34,639	532
Brixmor Property Group‡	35,700	869
Camden Property Trust‡	16,138	1,270
Care Capital Properties‡	15,800	380
CareTrust‡	10,653	151

Description	Shares	Market Value ($ Thousands)
CatchMark Timber Trust, Cl A‡	7,800	$85
CBL & Associates Properties‡	33,182	394
Cedar Realty Trust‡	18,338	118
Chatham Lodging Trust‡	7,735	148
Chesapeake Lodging Trust‡	12,367	293
City Office	4,700	59
Colony Starwood Homes‡	12,076	369
Columbia Property Trust‡	24,100	508
Communications Sales & Leasing‡	24,360	607
Community Healthcare Trust	3,900	85
CoreCivic‡	21,702	493
CorEnergy Infrastructure Trust‡	2,140	70
CoreSite Realty‡	7,173	506
Corporate Office Properties Trust‡	18,330	525
Cousins Properties‡	64,473	510
CubeSmart‡	35,122	866
CyrusOne‡	15,029	641
DCT Industrial Trust‡	17,871	821
DDR‡	57,414	874
DiamondRock Hospitality‡	38,907	412
Douglas Emmett‡	27,685	1,016
Duke Realty‡	65,995	1,678
DuPont Fabros Technology‡	14,821	603
Easterly Government Properties‡	6,100	118
Education Realty Trust‡	14,057	571
Empire State Realty Trust, Cl A‡	23,000	464
EPR Properties‡	11,751	817
Equity Commonwealth*‡	23,644	688
Equity LifeStyle Properties‡	14,332	995
Equity One‡	18,385	549
FelCor Lodging Trust‡	25,463	185
First Industrial Realty Trust‡	23,053	610
First Potomac Realty Trust‡	14,422	142
Forest City Realty Trust, Cl A‡	45,145	835
Forestar Group*	4,832	65
Four Corners Property Trust‡	12,719	244
Franklin Street Properties‡	24,196	304
Gaming and Leisure Properties‡	36,815	1,123
GEO Group‡	15,190	505
Getty Realty‡	6,289	151
Global Net Lease (A)	32,200	245
Government Properties Income Trust‡	12,966	244
Gramercy Property Trust‡	77,473	677
Healthcare Realty Trust‡	22,555	663
Healthcare Trust of America, Cl A‡	28,350	802
Hersha Hospitality Trust, Cl A‡	9,019	182
Highwoods Properties‡	17,868	859
Hospitality Properties Trust‡	29,941	868
Howard Hughes*	7,017	799
Hudson Pacific Properties‡	19,770	689
Independence Realty Trust‡	9,700	83
InfraREIT‡	8,200	141

21	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Jones Lang LaSalle	8,359	$847
Kennedy-Wilson Holdings	18,229	389
Kilroy Realty‡	17,143	1,240
Lamar Advertising, Cl A‡	15,397	1,021
LaSalle Hotel Properties‡	21,442	602
Lexington Realty Trust‡	43,190	446
Liberty Property Trust‡	27,475	1,082
Life Storage‡	9,093	739
LTC Properties‡	7,317	333
Mack-Cali Realty‡	17,467	472
Medical Properties Trust‡	61,362	731
Mid-America Apartment Communities‡	15,553	1,425
Monmouth Real Estate Investment, Cl A‡	13,346	187
Monogram Residential Trust‡	32,700	344
National Health Investors‡	7,264	514
National Retail Properties‡	28,043	1,197
National Storage Affiliates Trust‡	9,000	185
NexPoint Residential Trust‡	5,600	110
NorthStar Realty Finance‡	35,029	530
Omega Healthcare Investors‡	36,247	1,068
Outfront Media‡	26,409	666
Paramount Group‡	34,400	541
Parkway*	8,059	158
Pebblebrook Hotel Trust‡	13,903	400
Physicians Realty Trust‡	26,200	475
Piedmont Office Realty Trust, Cl A‡	30,866	606
Post Properties‡	10,511	683
Potlatch‡	8,120	333
PS Business Parks‡	3,928	439
QTS Realty Trust, Cl A‡	9,400	440
Quality Care Properties*‡	18,100	271
RAIT Financial Trust‡	13,021	40
Rayonier‡	23,853	632
RE, Cl A	3,200	157
Realogy Holdings	28,802	696
Regency Centers‡	19,567	1,308
Retail Opportunity Investments‡	23,359	482
Retail Properties of America, Cl A‡	47,203	720
Rexford Industrial Realty‡	13,700	303
RLJ Lodging Trust‡	23,137	527
RMR Group	1,170	49
Ryman Hospitality Properties‡	8,360	492
Sabra Health Care‡	11,662	258
Saul Centers‡	1,444	92
Select Income‡	11,421	279
Senior Housing Properties Trust‡	46,507	840
Seritage Growth Properties‡ (A)	4,700	224
Silver Bay Realty Trust‡	8,946	156
Spirit Realty Capital‡	94,366	1,018
STORE Capital‡	29,900	739
Stratus Properties*	1,900	56
Summit Hotel Properties‡	17,029	242

Description	Shares	Market Value ($ Thousands)
Sun Communities‡	11,621	$839
Sunstone Hotel Investors‡	39,338	572
Tanger Factory Outlet Centers‡	19,849	684
Taubman Centers‡	10,887	791
Tier REIT	9,500	153
Trinity Place Holdings*	5,200	52
Urban Edge Properties‡	19,400	526
Urstadt Biddle Properties, Cl A‡	6,156	139
VEREIT‡	184,400	1,529
Washington Prime Group	37,502	376
Washington Real Estate Investment Trust‡	15,913	494
Weingarten Realty Investors‡	23,068	819
Whitestone, Cl B‡	7,077	95
WP Carey‡	20,400	1,186
Xenia Hotels & Resorts‡	23,100	404

		72,151

Telecommunication Services — 1.3%
ATN International	2,267	164
Boingo Wireless*	10,700	131
Cincinnati Bell*	9,337	192
Cogent Communications Holdings	8,304	311
Consolidated Communications Holdings	10,276	294
FairPoint Communications*	4,570	76
General Communication, Cl A*	8,003	135
Globalstar* (A)	73,600	58
Hawaiian Telcom Holdco*	905	21
IDT, Cl B	3,103	66
Inteliquent	7,353	167
Intelsat*	5,200	21
Iridium Communications* (A)	15,446	136
Lumos Networks*	2,271	33
NII Holdings*	17,300	29
ORBCOMM*	12,086	102
pdvWireless* (A)	2,000	47
SBA Communications, Cl A*	23,919	2,367
Shenandoah Telecommunications	9,304	261
Spok Holdings	4,132	75
Sprint* (A)	142,890	1,120
Straight Path Communications* (A)	2,700	65
Telephone & Data Systems	20,555	554
T-Mobile US*	55,105	2,987
US Cellular*	2,952	111
Vonage Holdings*	39,520	260
Windstream Holdings (A)	19,983	148
Zayo Group Holdings*	30,700	1,059

		10,990

Utilities — 3.0%
ALLETE	8,970	555
American States Water	6,574	279
Aqua America	35,037	1,042

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Artesian Resources, Cl A	2,184	$69
Atlantic Power	12,421	33
Atlantica Yield (A)	12,500	227
Atmos Energy	19,182	1,364
Avangrid	10,950	396
Avista	13,552	548
Black Hills	10,902	640
California Water Service Group	9,641	333
Calpine*	66,272	739
Chesapeake Utilities	2,915	189
Connecticut Water Service	1,906	104
Consolidated Water	3,000	33
Delta Natural Gas	1,400	36
Dynegy, Cl A*	21,400	185
El Paso Electric	8,036	362
Empire District Electric	8,156	278
Great Plains Energy	40,523	1,069
Hawaiian Electric Industries	19,658	605
IDACORP	10,024	763
MDU Resources Group	36,432	1,014
MGE Energy	6,814	403
Middlesex Water	2,701	110
National Fuel Gas	14,688	828
New Jersey Resources	17,194	592
Northwest Natural Gas	4,976	285
NorthWestern	10,346	580
NRG Yield, Cl A	7,000	102
NRG Yield, Cl C	12,100	186
OGE Energy	39,176	1,240
ONE Gas	10,100	606
Ormat Technologies	8,534	408
Otter Tail	7,746	297
Pattern Energy Group, Cl A	13,100	257
PNM Resources	15,017	475
Portland General Electric	17,700	736
SJW	3,664	197
South Jersey Industries	15,496	511
Southwest Gas	9,941	737
Spire	8,903	575
Talen Energy*	17,400	243
TerraForm Global, Cl A (A)	21,900	83
TerraForm Power, Cl A* (A)	19,600	248
UGI	32,696	1,465
Unitil	3,058	130
Vectren	16,543	812
Vivint Solar* (A)	4,900	14
Westar Energy, Cl A	26,970	1,536
WGL Holdings	9,261	672

Description	Shares	Market Value ($ Thousands)
York Water	3,752	$137

		25,328

Total Common Stock (Cost $720,479) ($ Thousands)		814,487

	Number of Rights
RIGHTS — 0.0%
Central European Media Enterprises‡‡	112	—

Tobira Therapeutics‡‡	2,300	—

Trius Contingent Value‡‡	2,885	—

overstock.com‡‡	70	—

Durata Therapeutics‡‡	800	—

Chelsea Therapeutics International‡‡	4,000	—

Leap Wireless‡‡	7,532	—

Dyax, Expires 12/31/2019	22,882	—

Total Rights (Cost $32) ($ Thousands)		—

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.420%, 03/02/2017 (B)	$620	619
0.326%, 12/08/2016 (B)	675	675

Total U.S. Treasury Obligations (Cost $1,294) ($ Thousands)		1,294

	Shares
AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P.
0.470%**† (C)	57,202,268	57,203

Total Affiliated Partnership (Cost $57,202) ($ Thousands)		57,203

23	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	23,376,930	$23,377

Total Cash Equivalent (Cost $23,377) ($ Thousands)		23,377

Total Investments — 107.0% (Cost $802,384) ($ Thousands)		$896,361

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	66	Dec-2016	$740
S&P Mid Cap 400 Index E-MINI	72	Dec-2016	614

			$1,354

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $837,403 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $56,542 ($ Thousands).

(B)	The rate reported is the effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $57,203 ($ Thousands).

AID — Agency for International Development

Cl — Class

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$814,487	$—	$—	$814,487
Rights	—	—	—	—
U.S. Treasury Obligations	—	1,294	—	1,294
Affiliated Partnership	—	57,203	—	57,203
Cash Equivalent	23,377	—	—	23,377

Total Investments in Securities	$837,864	$58,497	$—	$896,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,354	$—	$—	$1,354

Total Other Financial Instruments	$1,354	$—	$—	$1,354

*	Futures contracts are value at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%

Consumer Discretionary — 10.2%
1-800-Flowers.com, Cl A*	2,417	$26
2U* (A)	6,473	214
Aaron’s	17,600	513
Abercrombie & Fitch, Cl A	1,559	22
American Axle & Manufacturing Holdings*	23,227	364
American Eagle Outfitters (A)	15,115	250
American Public Education*	26,961	623
America’s Car-Mart*	5,889	268
Bassett Furniture Industries	6,389	186
Beazer Homes USA*	30,856	416
Big 5 Sporting Goods	24,277	470
Big Lots (A)	11,099	562
Biglari Holdings*	91	43
BJ’s Restaurants*	961	36
Bloomin’ Brands	23,191	431
Bojangles’*	15,798	283
Bright Horizons Family Solutions*	19,832	1,365
Brinker International (A)	13,900	738
Buffalo Wild Wings*	43	7
Cabela’s*	1,281	80
CalAtlantic Group	7,400	247
Callaway Golf	49,349	600
Capella Education	7,490	654
Career Education*	1,867	19
Carriage Services, Cl A	37,740	1,024
Carrols Restaurant Group*	593	8
Cavco Industries*	4,295	406
Century Communities*	48,700	1,011
Children’s Place	6,636	689
Churchill Downs	3,295	504
Citi Trends	1,963	34
Cooper Tire & Rubber	12,609	483
Cooper-Standard Holdings*	11,018	1,050
Core-Mark Holding	61,049	2,229
Crocs*	43,700	306
CSS Industries	10,800	294
CST Brands	2,587	124
Dana Holdings	72,513	1,225
Dave & Buster’s Entertainment*	19,085	894
Deckers Outdoor*	5,000	297
Del Frisco’s Restaurant Group*	4,795	82
Del Taco Restaurants*	64,190	932
Destination XL Group*	24,600	101
Dick’s Sporting Goods	3,934	232
DineEquity	222	19
Drew Industries	2,925	307
Duluth Holdings, Cl B* (A)	7,774	261
Eastman Kodak*	1,370	21
Eldorado Resorts*	4,264	59
Entravision Communications, Cl A	8,785	58
Ethan Allen Interiors	26,084	900

Description	Shares	Market Value ($ Thousands)
Express*	24,296	$325
Fiesta Restaurant Group*	111,671	3,199
Finish Line, Cl A	20,700	465
Flexsteel Industries	155	9
Francesca’s Holdings*	1,370	22
Gannett	28,028	267
Genesco*	6,965	440
Grand Canyon Education*	5,683	324
Group 1 Automotive	5,300	385
Harman International Industries	1,117	122
Haverty Furniture	22,800	492
Helen of Troy*	5,821	495
Horizon Global*	14,633	337
Hovnanian Enterprises, Cl A*	3,266	6
ILG	25,700	464
IMAX* (A)	12,475	399
International Game Technology	9,415	243
Intrawest Resorts Holdings*	798	14
iRobot*	5,322	303
Isle of Capri Casinos*	454	10
J Alexander’s Holdings*	243	2
Jack in the Box	28,296	2,943
John Wiley & Sons, Cl A	5,840	320
K12*	16,025	235
Kirkland’s*	1,898	28
La Quinta Holdings*	3,001	36
La-Z-Boy	8,594	230
Lear	1,415	183
Libbey	125,475	2,400
Loral Space & Communications*	325	13
Lumber Liquidators Holdings* (A)	56,400	995
Marcus	260	8
MarineMax*	14,750	277
Marriott Vacations Worldwide	3,691	287
MDC Partners, Cl A	356,408	2,210
Media General*	1,155	21
Meredith	9,540	530
Meritage Homes*	8,100	292
Modine Manufacturing*	25,309	297
Monro Muffler Brake	24,979	1,494
Movado Group	2,022	57
Murphy USA*	9,801	668
NACCO Industries, Cl A	3,452	328
Nautilus*	7,740	133
New Media Investment	28,879	444
New York Times, Cl A	10,125	132
Nexstar Broadcasting Group, Cl A	5,122	306
Nutrisystem	8,124	299
Office Depot	20,989	102
Papa John’s International	3,578	316
Perry Ellis International*	2,294	59
Planet Fitness, Cl A (A)	42,300	857

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Rent-A-Center, Cl A	15,700	$181
Ruby Tuesday*	4,980	15
Ruth’s Hospitality Group	5,051	86
Sequential Brands Group* (A)	87,500	448
Shoe Carnival	29,900	781
Sinclair Broadcast Group, Cl A	938	31
Smith & Wesson Holding* (A)	12,537	292
Sonic Automotive, Cl A	16,000	338
Spartan Motors	40,459	362
Stage Stores (A)	15,900	69
Stoneridge*	17,715	281
Strayer Education*	604	44
Superior Industries International	707	18
Tenneco*	143	8
Thor Industries	3,242	326
Tower International	27,051	709
Universal Electronics*	6,785	457
Vail Resorts	3,211	509
Visteon	3,597	283
William Lyon Homes, Cl A*	75,265	1,490
Wingstop	10,004	307
Wolverine World Wide	21,880	493
ZAGG*	40,487	267

		54,585

Consumer Staples — 3.4%
Boston Beer, Cl A* (A)	335	58
Central Garden & Pet*	29,467	851
Central Garden and Pet, Cl A*	4,699	129
Darling Ingredients*	48,414	654
Dean Foods	1,001	20
Edgewell Personal Care*	2,240	177
Energizer Holdings	1,896	85
Fresh Del Monte Produce	20,011	1,241
Freshpet* (A)	32,200	298
Hostess Brands*	23,812	308
HRG Group*	756	12
Ingles Markets, Cl A	7,500	344
Ingredion	998	117
Inventure Foods*	114,299	1,033
J&J Snack Foods	5,518	670
John B Sanfilippo & Son	7,788	496
Lancaster Colony	515	70
Landec*	46,900	671
Medifast	1,337	52
National Beverage (A)	1,559	79
Nu Skin Enterprises, Cl A	6,077	317
Omega Protein*	30,419	729
Pilgrim’s Pride	6,626	117
Primo Water*	51,320	660
Sanderson Farms (A)	12,731	1,027
Seaboard*	27	110

Description	Shares	Market Value ($ Thousands)
Seneca Foods, Cl A*	2,800	$105
Snyder’s-Lance	62,973	2,346
SpartanNash	54,680	1,980
Spectrum Brands Holdings	9,565	1,147
SUPERVALU*	55,290	257
United Natural Foods*	995	47
Universal	11,772	648
Vector Group (A)	1,063	23
Village Super Market, Cl A	8,500	293
WD-40 (A)	5,119	552
Weis Markets	7,854	437

		18,160

Energy — 4.0%
Alberta Oilsands*	536,100	48
Approach Resources* (A)	67,100	235
Archrock	36,679	493
Ardmore Shipping (A)	122,900	836
Atwood Oceanics	1,243	12
Bill Barrett* (A)	66,647	521
California Resources*	2,522	44
Carrizo Oil & Gas*	34,282	1,451
Contango Oil & Gas*	25,939	257
Dawson Geophysical*	10,919	86
Denbury Resources*	7,196	27
DHT Holdings (A)	122,725	436
Diamondback Energy*	1,952	211
Eclipse Resources*	188,908	557
Energen	3,791	235
Exterran*	19,278	387
FMC Technologies*	6,267	215
Gener8 Maritime*	11,627	47
Gulfport Energy*	56,980	1,464
Helix Energy Solutions Group*	37,260	389
International Seaways*	6,525	99
Jones Energy, Cl A* (A)	9,417	43
Matrix Service*	35,258	735
Murphy Oil	3,515	119
Nabors Industries	895	14
Newfield Exploration*	1,364	62
Newpark Resources*	57,900	426
Oasis Petroleum*	22,908	343
Oceaneering International	576	15
Overseas Shipholding Group, Cl A	19,576	151
Pacific Ethanol*	49,600	427
Parsley Energy, Cl A*	12,147	463
PBF Energy, Cl A (A)	13,200	317
PDC Energy*	18,788	1,399
PHI*	10,900	165
QEP Resources	6,835	134
Range Resources	—	—
Renewable Energy Group*	33,400	326

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Resolute Energy* (A)	8,614	$289
REX American Resources*	1,389	136
Rice Energy*	26,738	651
Ring Energy*	22,899	293
RSP Permian*	26,725	1,193
Scorpio Tankers	228,400	966
SM Energy	7,878	314
Smart Sand*	31,740	434
StealthGas*	106,900	381
Synergy Resources*	43,800	416
TETRA Technologies*	241,290	1,310
US Silica Holdings	10,901	552
VAALCO Energy*	30,600	24
W&T Offshore*	10,431	18
Western Refining	2,430	87
Westmoreland Coal*	31,211	541
Whiting Petroleum*	27,595	337
World Fuel Services	3,362	149

		21,280

Financials — 18.8%
1st Source	9,024	355
AGNC Investment‡	12,432	232
Allied World Assurance Holdings	2,347	110
Ambac Financial Group*	2,214	54
American Equity Investment Life Holding	1,900	39
American Financial Group	3,171	261
American National Insurance	266	32
AMERISAFE	1,915	122
AmTrust Financial Services	8,800	224
Apollo Commercial Real Estate Finance‡	28,900	496
Arch Capital Group*	1,047	87
Ares Capital (A)	1,950	31
Argo Group International Holdings	8,762	556
Ashford*	187	8
Aspen Insurance Holdings	29,648	1,511
Associated Banc	14,000	320
Assurant	877	76
Assured Guaranty	17,670	632
Axis Capital Holdings	8,739	533
Banc of California (A)	26,800	405
BancFirst	2,594	213
Banco Latinoamericano de Comercio Exterior	20,399	581
Bancorpsouth	13,307	380
Bank of Hawaii	3,722	310
Bank of the Ozarks	15,695	762
Banner	11,500	600
Beneficial Bancorp	18,256	318
Berkshire Hills Bancorp	33,305	1,131
BlackRock Capital Investment	33,900	251
Blackstone Mortgage Trust, Cl A‡	9,500	286
BNC Bancorp	9,684	292

Description	Shares	Market Value ($ Thousands)
Boston Private Financial Holdings	36,349	$545
Brookline Bancorp	7,971	119
Bryn Mawr Bank	643	24
Camden National	9,060	353
Capstead Mortgage‡	21,600	223
Cascade Bancorp*	5,312	39
Cathay General Bancorp	609	21
CenterState Banks	7,426	167
Central Pacific Financial	69,200	2,045
Chemical Financial	6,691	347
Chimera Investment‡	5,781	98
City Holding	1,888	116
CNO Financial Group	95,259	1,705
CoBiz Financial	40,928	619
Colony Financial‡	4,777	98
Commerce Bancshares	13,989	767
Community Trust Bancorp	11,095	469
Cullen/Frost Bankers	1,399	115
Customers Bancorp*	62,500	1,906
CVB Financial	21,620	449
CYS Investments‡	38,000	306
Dime Community Bancshares	27,340	511
Dynex Capital‡	39,900	276
Eagle Bancorp*	21,265	1,249
East West Bancorp	3,451	165
Employers Holdings	6,731	238
Endurance Specialty Holdings	13,271	1,224
Enstar Group*	205	40
Enterprise Financial Services	10,309	396
Essent Group*	1,370	42
EverBank Financial	1,879	36
Evercore Partners, Cl A	18,418	1,241
Everest Re Group	4,886	1,029
FBL Financial Group, Cl A	575	44
FBR	45,900	530
Federal Agricultural Mortgage, Cl C	22,159	1,197
Federated National Holding	5,947	103
Fidelity Southern	43,091	961
First American Financial	14,090	532
First BanCorp*	39,181	232
First Busey	16,021	439
First Business Financial Services	9,400	206
First Citizens BancShares, Cl A	1,009	360
First Commonwealth Financial	23,400	295
First Defiance Financial	8,497	393
First Financial	3,181	146
First Financial Bancorp	4,606	123
First Foundation*	38,700	1,084
First Interstate Bancsystem, Cl A	26,760	1,010
First Merchants	12,724	437
First NBC Bank Holding* (A)	8,283	58
FirstCash	874	40

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Flagstar Bancorp*	28,059	$791
Flushing Financial	38,628	1,011
FNB (Pennsylvania)	18,900	289
FNFV Group*	30,900	396
Franklin Financial Network*	12,110	457
Fulton Financial	128,257	2,277
GAMCO Investors, Cl A	1,213	37
Genworth Financial, Cl A*	22,978	98
Glacier Bancorp	22,490	771
Great Southern Bancorp	1,045	52
Great Western Bancorp	1,651	66
Hancock Holding	42,374	1,761
Hanmi Financial	36,537	1,122
Hanover Insurance Group	19,153	1,658
Heartland Financial USA	10,183	436
Hercules Capital	20,100	275
Heritage Financial	17,593	398
Heritage Insurance Holdings	22,918	331
Home BancShares	23,855	617
HomeStreet*	13,903	404
HomeTrust Bancshares*	216	5
Hope Bancorp	25,300	503
Huntington Bancshares	25,884	323
IBERIABANK	15,128	1,253
Independent Bank	24,351	542
Independent Bank Group	5,068	305
Infinity Property & Casualty	2,206	190
International Bancshares	17,500	681
International FCStone*	1,601	66
Invesco Mortgage Capital‡	2,069	31
Investors Bancorp	75,611	1,024
Janus Capital Group	6,553	88
Kearny Financial	42,500	644
Kemper	48,600	1,990
KeyCorp	—	—
Lakeland Bancorp	34,954	613
Lakeland Financial	2,721	115
Legg Mason	14,600	466
LendingClub*	6,012	34
Maiden Holdings	95,800	1,475
MainSource Financial Group	23,500	718
Mercantile Bank	13,900	456
Meridian Bancorp	78,700	1,397
Meta Financial Group	3,240	295
MFA Financial‡	11,125	87
MGIC Investment*	73,903	670
Mortgage Investment Trust‡	14,400	253
National Bank Holdings, Cl A	86,365	2,349
National General Holdings	22,195	501
Navigators Group	672	71
NBT Bancorp	6,501	251
Nelnet, Cl A	15,700	792

Description	Shares	Market Value ($ Thousands)
New Residential Investments‡	10,250	$158
New York Mortgage Trust‡ (A)	57,400	383
Northfield Bancorp	72,200	1,338
OceanFirst Financial	10,300	244
OFG Bancorp	27,625	373
Old National Bancorp	76,100	1,298
Old Republic International	11,867	212
OneBeacon Insurance Group, Cl A	8,362	128
Opus Bank	2,663	67
Oritani Financial	2,078	37
Pacific Premier Bancorp*	872	28
PacWest Bancorp	14,109	723
Park National	2,667	298
PennyMac Mortgage Investment Trust‡	14,000	228
Piper Jaffray*	7,600	554
Popular	80,967	3,291
PRA Group*	564	20
Preferred Bank	12,546	566
Primerica	4,189	296
PrivateBancorp, Cl A	4,356	204
Prosperity Bancshares	10,675	706
Radian Group	61,956	902
Raymond James Financial	2,608	188
Regional Management*	11,340	280
Reinsurance Group of America, Cl A	1,199	146
RenaissanceRe Holdings	103	13
Renasant	16,435	681
Republic Bancorp, Cl A	10,200	378
Safeguard Scientifics*	21,297	250
Sandy Spring Bancorp	3,179	116
Selective Insurance Group	24,740	1,017
Starwood Property Trust‡	7,115	160
State Bank Financial	61,400	1,516
Sterling Bancorp	18,045	411
Stewart Information Services	80	4
Stock Yards Bancorp	1,949	80
Stonegate Bank	1,006	39
Synovus Financial	6,030	233
TCF Financial	64,546	1,120
Texas Capital Bancshares*	1,595	116
Tompkins Financial	1,118	97
Towne Bank	3,392	109
TriCo Bancshares	16,530	517
TrustCo Bank	6,295	51
Trustmark	533	18
Two Harbors Investment‡	105,052	911
UMB Financial	1,589	121
Umpqua Holdings	35,025	622
Union Bankshares	15,251	516
United Community Banks	84,390	2,294
United Financial Bancorp	28,000	473
United Fire Group	8,559	389

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Universal Insurance Holdings (A)	19,400	$466
Univest Corp of Pennsylvania	16,208	463
Validus Holdings	21,868	1,188
Waddell & Reed Financial, Cl A	5,363	105
Washington Federal	16,563	537
Washington Trust Bancorp	492	25
WesBanco	7,700	307
Western Alliance Bancorp*	17,475	816
White Mountains Insurance Group	27	23
Wintrust Financial	24,482	1,612
World Acceptance* (A)	3,288	185
WSFS Financial	16,975	724
Yadkin Financial	19,835	650
Zions Bancorporation	6,272	250

		100,082

Health Care — 9.8%
Abaxis	106	5
Accuray* (A)	326,100	1,647
Aclaris Therapeutics*	11,392	341
Aerie Pharmaceuticals*	8,243	306
Aimmune Therapeutics*	13,284	302
Air Methods*	7,900	258
Alere*	2,684	107
Allscripts Healthcare Solutions*	6,821	75
AMAG Pharmaceuticals*	120,151	3,989
AMN Healthcare Services*	104,859	3,492
Amphastar Pharmaceuticals*	13,360	271
Analogic	5,264	485
AngioDynamics*	392	6
Anika Therapeutics*	3,571	167
Applied Genetic Technologies*	4,261	39
Ardelyx*	8,455	125
AtriCure*	20,270	365
Avexis* (A)	4,872	288
BioDelivery Sciences International*	165,692	282
Bio-Rad Laboratories, Cl A*	2,133	370
BioSpecifics Technologies*	1,145	56
BioTelemetry*	16,405	319
Bovie Medical* (A)	39,170	166
Cantel Medical	3,870	316
Capital Senior Living*	108,393	1,689
Cara Therapeutics* (A)	24,259	218
Cardiovascular Systems*	13,136	318
CoLucid Pharmaceuticals* (A)	9,059	320
Community Health Systems*	5,416	29
CONMED	13,045	568
Corcept Therapeutics*	31,190	262
Cynosure, Cl A*	59,757	2,710
Dermira*	8,183	262
Eagle Pharmaceuticals* (A)	3,752	296
Emergent Biosolutions*	9,146	245

Description	Shares	Market Value ($ Thousands)
Enanta Pharmaceuticals*	1,471	$46
Exactech*	17,594	442
Exelixis*	20,850	353
Five Prime Therapeutics*	521	30
Flamel Technologies ADR*	112,202	1,192
Glaukos*	6,160	192
Globus Medical, Cl A*	1,309	28
Halozyme Therapeutics*	1,243	15
HealthSouth	17,327	722
Heska*	4,644	307
HMS Holdings*	4,327	79
ICU Medical*	1,959	294
INC Research Holdings, Cl A*	13,445	666
Inogen*	9,550	615
Integer Holdings*	16,126	456
Integra LifeSciences Holdings*	25,627	2,071
Intercept Pharmaceuticals*	6,183	625
Invuity*	21,530	146
iRadimed*	1,744	19
Kindred Healthcare	24,200	161
Lannett* (A)	8,100	185
LeMaitre Vascular	28,707	651
Ligand Pharmaceuticals* (A)	25,740	2,687
Magellan Health Services*	8,966	653
Masimo*	7,346	454
Medidata Solutions*	12,690	701
Merit Medical Systems*	1,466	35
Molina Healthcare*	41,623	2,200
Myriad Genetics*	4,430	74
Natus Medical*	1,372	55
NeoGenomics*	56,835	508
Nevro* (A)	3,433	261
Omnicell*	17,460	626
OraSure Technologies*	56,088	473
Orthofix International*	1,840	69
PAREXEL International*	427	25
PDL BioPharma	44,143	97
Penumbra*	4,895	303
Phibro Animal Health, Cl A	1,772	49
Portola Pharmaceuticals, Cl A*	595	11
PRA Health Sciences*	17,870	960
Prestige Brands Holdings*	73,323	3,488
Prothena* (A)	339	20
Quality Systems	1,241	16
Quorum Health*	1,836	10
Radius Health* (A)	7,000	373
REGENXBIO*	13,153	293
Retrophin*	1,198	24
Sarepta Therapeutics*	784	27
SciClone Pharmaceuticals*	7,895	79
Select Medical Holdings*	16,100	196
Sucampo Pharmaceuticals, Cl A*	25,100	408

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Supernus Pharmaceuticals*	70,477	$1,519
SurModics*	3,692	88
Synergy Pharmaceuticals*	53,667	282
Tabula Rasa HealthCare*	17,000	236
Team Health Holdings*	1,161	49
Teleflex	306	45
TESARO* (A)	3,425	465
TransEnterix* (A)	13,862	21
Trinity Biotech ADR (A)	132,800	888
Triple-S Management, Cl B*	22,159	494
Vanda Pharmaceuticals*	10,640	175
Vascular Solutions*	6,435	355
Veeva Systems, Cl A*	5,808	270
Veracyte*	38,200	291
Vocera Communications*	76,125	1,385
VWR*	2,376	65
WellCare Health Plans*	2,493	342
Xencor*	1,910	49
Zeltiq Aesthetics* (A)	5,582	246

		52,429

Industrials — 16.8%
AAR	27,703	1,022
ABM Industries	30,835	1,357
ACCO Brands*	77,263	962
Aegion, Cl A*	9,300	225
AGCO	1,513	84
Air Transport Services Group*	82,760	1,341
Aircastle	26,200	563
Alamo Group	2,199	161
Alaska Air Group	4,867	400
Albany International, Cl A	8,220	384
Allegiant Travel, Cl A	162	26
American Railcar Industries (A)	5,600	251
American Woodmark*	4,114	315
Apogee Enterprises	72,999	3,482
Applied Industrial Technologies	2,993	179
ARC Document Solutions*	164,900	735
ArcBest	12,134	370
Argan	4,799	290
Astec Industries	15,851	1,051
Atlas Air Worldwide Holdings*	7,700	380
Babcock & Wilcox Enterprises*	58,200	928
Barnes Group	328	15
Brady, Cl A	28,877	1,061
Briggs & Stratton	28,539	591
BWX Technologies	48,458	1,898
Carlisle	1,520	171
Celadon Group (A)	76,400	615
Chicago Bridge & Iron	3,577	120
CIRCOR International	8,955	568
CLARCOR	157	11

Description	Shares	Market Value ($ Thousands)
Comfort Systems USA	6,441	$207
Continental Building Products*	292	7
Covanta Holding	61,100	892
CRA International	4,864	160
Crane	3,276	241
Curtiss-Wright	10,650	1,071
Deluxe	49,428	3,346
DigitalGlobe*	9,194	296
Ducommun*	11,916	341
Dycom Industries*	4,420	324
EMCOR Group	20,511	1,423
Engility Holdings*	12,846	466
Ennis	64,888	1,048
Essendant	6,900	134
Esterline Technologies*	1,166	103
Exponent	14,275	866
Federal Signal	2,496	39
FreightCar America	79,111	1,161
FTI Consulting*	12,425	531
FuelCell Energy*	1,799	4
G&K Services, Cl A	357	34
Generac Holdings*	11,600	475
Gibraltar Industries*	20,300	914
Global Brass & Copper Holdings	40,250	1,153
Great Lakes Dredge & Dock*	358,100	1,522
Greenbrier	1,311	51
Griffon	14,850	355
Harsco	2,606	37
Hawaiian Holdings*	16,071	825
Healthcare Services Group	16,315	635
Heidrick & Struggles International	2,000	42
Herman Miller	14,435	469
Hillenbrand	6,500	228
Hudson Technologies*	37,738	287
Huntington Ingalls Industries	2,892	517
Huron Consulting Group*	39,483	2,083
Hyster-Yale Materials Handling	5,400	349
ICF International*	35,267	1,952
InnerWorkings*	102,700	950
Insperity	2,253	163
Insteel Industries	20,395	807
Interface, Cl A	33,217	578
ITT	1,224	49
Jacobs Engineering Group*	2,262	140
JetBlue Airways*	23,779	478
John Bean Technologies	20,715	1,869
Joy Global	5,199	146
Kadant	18,493	1,158
KBR	70,700	1,181
Kelly Services, Cl A	22,950	462
Kennametal	1,489	51
KEYW Holding* (A)	62,222	780

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Kforce	4,054	$90
Kirby*	1,714	109
Knoll	3,011	80
Korn/Ferry International	10,300	261
Kratos Defense & Security Solutions*	42,985	315
LB Foster, Cl A	6,900	85
Lincoln Electric Holdings	331	26
LSC Communications	11,063	228
Lydall*	13,655	815
Macquarie Infrastructure	1,955	160
Manpowergroup	1,795	153
MasTec*	64,063	2,431
Matson	12,543	472
Matthews International, Cl A	10,200	742
McGrath RentCorp	8,806	325
Meritor*	42,330	534
Mistras Group*	2,879	68
Moog, Cl A*	3,258	228
MRC Global*	23,201	467
Mueller Industries	7,487	284
Mueller Water Products, Cl A	28,380	375
MYR Group*	8,681	325
National Presto Industries	1,792	171
Navigant Consulting*	12,658	313
NCI Building Systems*	13,610	227
NN	11,300	192
Nordson	2,887	308
Northwest Pipe*	29,419	515
NV5 Global*	11,305	413
On Assignment*	68,036	2,809
Orbital ATK	414	35
Orion Marine Group*	57,700	575
Oshkosh Truck	5,885	412
Owens Corning	7,488	385
Park-Ohio Holdings	9,744	411
Patrick Industries*	3,602	257
Ply Gem Holdings*	9,925	151
Quad, Cl A	6,727	189
Quanta Services*	8,882	300
Rand Logistics*	35,872	33
Regal-Beloit	455	33
Rexnord*	3,381	74
Roadrunner Transportation Systems*	23,953	240
RPX*	7,563	79
Rush Enterprises, Cl A*	639	19
Saia*	18,400	768
Simpson Manufacturing	8,965	423
SkyWest	27,113	999
Snap-on	206	34
Sparton*	5,028	123
Spirit AeroSystems Holdings, Cl A	6,201	361
Spirit Airlines*	13,200	734

Description	Shares	Market Value ($ Thousands)
SPX FLOW*	1,090	$34
Standex International	7,326	645
Steelcase, Cl A	41,958	652
Sterling Construction*	54,100	449
Supreme Industries, Cl A	11,997	170
Swift Transportation, Cl A* (A)	50,792	1,268
Team*	26,159	897
Terex	3,266	100
Tetra Tech	22,019	944
Timken	2,535	99
Titan International	28,603	331
Titan Machinery* (A)	56,100	785
Toro	10,305	545
Triton International	8,200	158
Triumph Group	9,000	250
TrueBlue*	2,874	60
Tutor Perini*	75,423	1,969
UniFirst	2,060	291
United Rentals*	296	30
Universal Forest Products	2,999	298
Valmont Industries	3,805	567
Vectrus*	13,939	322
Viad	8,741	384
Wabash National	40,106	553
WageWorks*	36,443	2,691
Wesco Aircraft Holdings*	32,800	484
WESCO International*	10,144	689
West	426	10
XPO Logistics* (A)	20,243	901
Xylem	3,121	161

		89,849

Information Technology — 17.1%
A10 Networks*	1,761	14
Actua*	21,200	287
Acxiom*	140,478	3,727
ADTRAN	19,655	400
Advanced Energy Industries*	6,559	362
Advanced Micro Devices*	8,930	80
Aerohive Networks*	140,800	776
Alarm.com Holdings*	18,951	561
Alpha & Omega Semiconductor*	11,935	260
Amkor Technology*	76,859	908
Applied Micro Circuits*	73,300	641
Arrow Electronics*	4,313	294
Aspen Technology*	593	31
Avid Technology*	2,899	12
Avnet	6,990	321
AVX	1,022	16
Bankrate*	7,222	74
Barracuda Networks*	3,860	85
Bazaarvoice*	104,700	555

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Bel Fuse, Cl B	10,088	$296
Belden	9,195	680
Benchmark Electronics*	44,448	1,260
Black Box	33,633	516
Blackbaud	4,775	300
Booz Allen Hamilton Holding	59,382	2,245
Brightcove*	9,629	80
Brocade Communications Systems	11,776	145
Cabot Microelectronics	121	7
CACI International, Cl A*	737	95
CalAmp*	191,206	2,780
Callidus Software*	158,473	2,488
Cardtronics*	6,468	320
Cavium*	59,758	3,408
CEVA*	8,263	263
CIBER*	341,500	283
Cimpress*	297	26
Cirrus Logic*	5,694	313
Cognex	5,045	301
Coherent*	10,025	1,308
Cohu	2,419	30
CommScope Holding*	16,545	595
CommVault Systems*	6,649	359
Convergys	8,396	217
Cornerstone OnDemand*	48,766	1,751
Cray*	3,171	61
CSG Systems International	23,779	1,058
CSRA	31,900	1,021
DHI Group*	45,837	280
Digi International*	25,200	338
DST Systems	10,420	1,075
Ebix (A)	5,656	337
EchoStar, Cl A*	6,257	319
EMCORE	6,231	40
Entegris*	2,410	43
ePlus*	2,400	267
Euronet Worldwide*	15,313	1,098
Everi Holdings*	3,023	7
EVERTEC	8,632	158
Exar*	177,367	1,772
Extreme Networks*	7,055	30
Fabrinet*	146	6
Fair Isaac	88	10
FARO Technologies*	4,111	150
Finisar*	13,099	435
FireEye*	190,199	2,442
First Solar*	2,787	85
Five9*	84,425	1,336
Gigamon*	5,322	284
GigPeak*	18,489	50
Globant* (A)	2,815	96
GoDaddy, Cl A* (A)	7,817	276

Description	Shares	Market Value ($ Thousands)
Guidewire Software*	4,970	$277
Hackett Group	27,724	492
IAC	4,395	296
II-VI*	34,440	1,040
Imperva*	8,900	340
Ingram Micro, Cl A	3,817	143
Inphi*	21,445	969
Insight Enterprises*	27,549	965
Instructure*	9,380	183
Integrated Device Technology*	16,580	388
InterDigital	4,228	335
Intersil, Cl A	25,456	564
Intralinks Holdings*	40,323	452
Ixia*	10,456	144
IXYS	13,275	155
j2 Global	9,155	673
Jabil Circuit	3,009	64
Kulicke & Soffa Industries*	33,200	512
Littelfuse	12,939	1,886
LivePerson*	1,542	12
LogMeIn	17,231	1,738
Lumentum Holdings*	64,380	2,582
M*	6,499	324
Manhattan Associates*	4,755	249
ManTech International, Cl A	7,777	335
Marvell Technology Group	8,703	125
MAXIMUS	32,110	1,775
MaxLinear, Cl A*	4,233	86
Medallion Financial (A)	23,200	76
MeetMe* (A)	11,247	54
Mentor Graphics	47,203	1,725
Mercury Systems*	51,810	1,539
Microsemi*	20,504	1,123
MicroStrategy, Cl A*	287	56
MINDBODY, Cl A* (A)	17,166	371
Mitek Systems* (A)	4,919	28
MKS Instruments	5,099	293
MoneyGram International*	48,500	530
Monolithic Power Systems	16,259	1,334
Monotype Imaging Holdings	1,126	22
Nanometrics*	22,650	542
NeoPhotonics*	8,236	106
NETGEAR*	21,684	1,164
NeuStar, Cl A*	12,669	307
NIC	1,007	25
Oclaro*	33,634	301
PDF Solutions*	119,050	2,804
Pegasystems	899	32
Perficient*	102,566	1,846
Photronics*	78,635	786
Plantronics	7,000	363
Progress Software	4,176	123

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Proofpoint*	27,831	$2,143
PTC*	5,360	261
Q2 Holdings*	14,530	429
QAD, Cl A	20,800	603
QuinStreet*	556	2
RealPage*	11,801	338
RetailMeNot*	15,399	142
Rogers*	1,194	89
Rubicon Project*	47,748	361
Rudolph Technologies*	18,029	353
Sanmina*	44,850	1,473
ScanSource*	18,550	702
Semtech*	1,101	31
Silicon Laboratories*	114	8
Sonus Networks*	38,930	235
SuperCom* (A)	73,900	236
Sykes Enterprises*	33,233	937
Synaptics*	3,658	200
Synchronoss Technologies*	7,002	339
SYNNEX	4,477	523
Synopsys*	6,425	389
Syntel	183	4
Tech Data*	16,183	1,373
TeleTech Holdings	108	3
Teradyne	11,429	279
Tessera Technologies	8,385	332
TiVo*	3,333	68
Travelport Worldwide	2,828	40
TrueCar*	24,669	305
TTM Technologies*	17,164	233
Tyler Technologies*	6,139	914
Ultratech*	24,543	563
Unisys*	930	14
Verint Systems*	2,093	79
Viavi Solutions*	52,161	409
Vishay Intertechnology	39,000	591
Vishay Precision Group*	26,500	484
Xcerra*	89,600	568
XO Group*	2,549	47
Zix*	4,004	18

		91,316

Materials — 5.3%
A. Schulman	7,300	243
AdvanSix*	26,200	490
AEP Industries	76	9
AK Steel Holding*	4,579	42
Allegheny Technologies (A)	27,200	477
Avery Dennison	4,589	331
Bemis	4,800	240
Berry Plastics Group*	73,014	3,634
Boise Cascade*	14,400	328

Description	Shares	Market Value ($ Thousands)
Cabot	15,583	$794
Carpenter Technology	18,115	648
Chemours	33,848	837
Chemtura*	21,022	693
Clearwater Paper*	10,800	672
Cliffs Natural Resources* (A)	49,986	440
Coeur Mining*	28,172	272
Commercial Metals	20,771	457
Domtar	13,200	518
Ferro*	3,942	58
Ferroglobe*	55,400	6
Ferroglobe PLC	55,400	632
Flotek Industries* (A)	3,100	42
FutureFuel	15,713	216
Glatfelter	15,000	345
Greif, Cl A	474	24
Hecla Mining	8,395	51
Huntsman	14,750	287
Ingevity*	15,260	799
Innophos Holdings	4,431	242
Innospec	11,137	732
Kaiser Aluminum	9,151	754
KapStone Paper and Packaging	14,873	304
Koppers Holdings*	1,630	62
Kraton Performance Polymers*	16,583	511
Materion	3,458	133
Minerals Technologies	8,202	664
Neenah Paper	3,682	313
Olympic Steel	15,468	378
OMNOVA Solutions*	9,337	90
PolyOne	13,547	447
Rayonier Advanced Materials (A)	12,474	173
Real Industry*	78,800	461
Reliance Steel & Aluminum	5,437	441
Royal Gold	1,189	83
Ryerson Holding*	34,038	487
Schweitzer-Mauduit International	30,100	1,265
Scotts Miracle-Gro, Cl A	4,193	383
Sensient Technologies	21,226	1,657
Silgan Holdings	8,469	419
Sonoco Products	2,633	142
Steel Dynamics	11,565	410
Stepan	12,133	985
Summit Materials, Cl A*	25,547	607
SunCoke Energy	12,958	148
Tahoe Resources	10,833	104
Tredegar	708	16
Trinseo	17,085	1,000
US Concrete*	15,409	876
Worthington Industries	2,910	164

		28,036

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Real Estate — 6.1%
Acadia Realty Trust‡	19,785	$654
Agree Realty‡	6,547	294
Alexander & Baldwin	576	25
Alexander’s‡	214	92
Alexandria Real Estate Equities‡	1,064	117
American Assets Trust‡	13,810	553
American Campus Communities‡	17,776	837
Apartment Investment & Management, Cl A‡	5,798	244
Apple Hospitality‡	2,059	38
Armada Hoffler Properties‡	18,000	253
Ashford Hospitality Prime‡	4,219	54
Ashford Hospitality Trust‡	51,500	362
Brandywine Realty Trust‡	13,500	207
Brixmor Property Group‡	11,931	291
Camden Property Trust‡	4,406	347
Care Capital Properties‡	12,470	300
CareTrust‡	52,278	740
CatchMark Timber Trust, Cl A‡	27,200	298
CBL & Associates Properties‡	25,200	299
Cedar Realty Trust‡	151,100	975
Chatham Lodging Trust‡	9,200	176
Colony Starwood Homes‡	55,400	1,692
Columbia Property Trust‡	5,395	114
Communications Sales & Leasing‡	3,945	98
Community Healthcare Trust	591	13
CoreCivic‡	3,528	80
CoreSite Realty‡	3,960	279
Corporate Office Properties Trust‡	3,477	100
Cousins Properties‡	59,800	473
DCT Industrial Trust‡	1,363	63
DDR‡	1,635	25
Douglas Emmett‡	2,308	85
Duke Realty‡	9,148	233
DuPont Fabros Technology‡	1,564	64
Education Realty Trust‡	15,496	629
EPR Properties‡	9,613	668
Equity Commonwealth*‡	69,251	2,014
Equity One‡	17,126	511
FelCor Lodging Trust‡	35,200	256
First Industrial Realty Trust‡	11,716	310
First Potomac Realty Trust‡	3,072	30
Forest City Realty Trust, Cl A‡	5,651	104
Four Corners Property Trust‡	374	7
Franklin Street Properties‡	67,280	845
GEO Group‡	16,889	562
Getty Realty‡	22,239	534
Government Properties Income Trust‡ (A)	10,600	199
Gramercy Property Trust‡	152,614	1,334
Healthcare Realty Trust‡	2,777	82
Healthcare Trust of America, Cl A‡	11,193	317
Hersha Hospitality Trust, Cl A‡	12,700	256

Description	Shares	Market Value ($ Thousands)
Highwoods Properties‡	13,542	$651
Hospitality Properties Trust‡	29,600	858
Kennedy-Wilson Holdings	67,800	1,448
Lexington Realty Trust‡	12,781	132
Liberty Property Trust‡	7,143	281
Life Storage‡	1,937	157
LTC Properties‡	606	28
Mack-Cali Realty‡	11,600	314
MedEquities Realty Trust	55,200	601
Mid-America Apartment Communities‡	1,507	138
Monmouth Real Estate Investment, Cl A‡	4,107	58
National Health Investors‡	829	59
National Retail Properties‡	8,909	380
National Storage Affiliates Trust‡	21,853	450
NexPoint Residential Trust‡	1,280	25
Outfront Media‡	8,625	217
Parkway*	7,475	146
Pebblebrook Hotel Trust‡	13,319	383
Piedmont Office Realty Trust, Cl A‡	31,591	620
Post Properties‡	1,836	119
PS Business Parks‡	934	104
RAIT Financial Trust‡	6,566	20
Rayonier‡	2,828	75
Regency Centers‡	5,207	348
Retail Opportunity Investments‡	—	—
Retail Properties of America, Cl A‡	18,349	280
RLJ Lodging Trust‡	2,697	61
Ryman Hospitality Properties‡	835	49
Sabra Health Care‡	19,800	438
Saul Centers‡	5,431	345
Select Income‡	50,669	1,238
Senior Housing Properties Trust‡	8,222	148
Seritage Growth Properties‡ (A)	12,400	591
Spirit Realty Capital‡	5,009	54
STORE Capital‡	1,720	43
Summit Hotel Properties‡	64,301	914
Sun Communities‡	860	62
Sunstone Hotel Investors‡	14,400	209
Tanger Factory Outlet Centers‡	14,615	504
Urban Edge Properties‡	654	18
Urstadt Biddle Properties, Cl A‡	866	20
Washington Real Estate Investment Trust‡	413	13
Weingarten Realty Investors‡	5,971	212
Whitestone, Cl B‡	26,813	360

		32,304

Telecommunication Services — 0.8%
8x8*	59,378	810
ATN International	1,473	107
Cincinnati Bell*	10,461	215
Globalstar*	10,361	8
IDT, Cl B	16,855	357

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Inteliquent	30,522	$691
Intelsat* (A)	48,488	200
Iridium Communications* (A)	74,300	654
magicJack VocalTec* (A)	22,200	158
NII Holdings*	1,324	2
Ooma*	23,600	219
Spok Holdings	14,332	261
Telephone & Data Systems	446	12
Vonage Holdings*	55,042	363

		4,057

Utilities — 3.5%
ALLETE	23,524	1,454
American States Water	1,133	48
Aqua America	4,529	135
Avista	22,365	905
Black Hills	3,300	194
Cadiz* (A)	36,400	379
Chesapeake Utilities	15,415	999
Connecticut Water Service	1,061	58
El Paso Electric	1,242	56
Fortis	1	—
Great Plains Energy	16,409	433
Hawaiian Electric Industries	18,310	564
IDACORP	9,969	759
MDU Resources Group	4,884	136
MGE Energy	327	19
Middlesex Water	2,660	108
Northwest Natural Gas	4,443	255
NorthWestern	19,309	1,083
ONE Gas	11,646	699
Ormat Technologies	275	13
Otter Tail	1,918	74
Pinnacle West Capital	12,013	888
PNM Resources	38,645	1,221
Portland General Electric	50,323	2,093
SJW	7,397	397
South Jersey Industries	16,700	551
Southwest Gas	33,480	2,482
Spark Energy, Cl A (A)	12,566	320
Spire	8,850	571
Talen Energy*	1,691	24
UGI	20,223	906
Unitil	3,517	149
Vectren	10,578	519
Westar Energy, Cl A	4,682	267

		18,759

Total Common Stock (Cost $433,652) ($ Thousands)		510,857

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.3%

Exchange Traded Fund — 0.3%
iShares Russell 2000 Value Fund (A)	13,100	$1,505

Total Exchange Traded Fund (Cost $1,481) ($ Thousands)		1,505

	Face Amount (Thousands)
CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B) (C)	$2,856	4

Total Convertible Bond (Cost $445) ($ Thousands)		4

	Number of Rights
RIGHTS — 0.0%
Kinder Morgan Escrow*‡‡	69,896	—

Dyax, Expires 12/31/2019*	1,964	—

Allos Therapeutics*‡‡	81,300	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares
AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P.
0.470%**† (D)	26,279,711	26,280

Total Affiliated Partnership (Cost $26,280) ($ Thousands)		26,280

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	21,418,038	21,418

Total Cash Equivalent (Cost $21,418) ($ Thousands)		21,418

Total Investments — 105.0% (Cost $483,276) ($ Thousands)		$560,064

Percentages are based on Net Assets of $533,241 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2016

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $21,824 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2016 was $4 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security is in default on interest payment.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $26,280 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$510,857	$—	$—	$510,857
Exchange Traded Fund	1,505	—	—	1,505
Convertible Bond	—	—	4	4
Rights	—	—	—	—
Affiliated Partnership	—	26,280	—	26,280
Cash Equivalent	21,418	—	—	21,418

Total Investments in Securities	$533,780	$26,280	$4	$560,064

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%

Consumer Discretionary — 10.3%
1-800-Flowers.com, Cl A*	3,311	$35
2U* (A)	34,757	1,149
Abercrombie & Fitch, Cl A	766	11
American Axle & Manufacturing Holdings*	6,858	107
American Public Education*	13,811	319
America’s Car-Mart*	5,582	254
Arctic Cat (A)	27,233	415
Bassett Furniture Industries	6,735	196
Beazer Homes USA*	10,556	142
Big 5 Sporting Goods	11,267	218
Big Lots (A)	54,145	2,740
BJ’s Restaurants*	2,144	80
Bloomin’ Brands	55,999	1,042
Bojangles’*	14,975	268
Boot Barn Holdings* (A)	34,070	538
Bright Horizons Family Solutions*	13,900	957
Buffalo Wild Wings*	1,717	289
Cabela’s*	904	56
Callaway Golf	46,988	571
Camping World Holdings, Cl A	3,407	95
Capella Education	2,454	214
Career Education*	2,873	29
Carrols Restaurant Group*	4,598	63
Cheesecake Factory	388	23
Citi Trends	5,740	100
Cooper Tire & Rubber	5,255	201
Cooper-Standard Holdings*	4,006	382
Core-Mark Holdings	43,652	1,594
Cracker Barrel Old Country Store	111	18
CST Brands	1,579	76
Culp	1,286	43
Dana Holdings	674	11
Del Frisco’s Restaurant Group*	35,660	613
Del Taco Restaurants*	24,824	360
Dick’s Sporting Goods	3,728	220
DineEquity	257	21
Dorman Products*	3,213	232
Drew Industries	2,772	291
DSW, Cl A	15,151	360
Duluth Holdings, Cl B* (A)	7,368	247
Dunkin’ Brands Group	13,676	742
Eastman Kodak*	835	13
Eldorado Resorts*	2,086	29
Entravision Communications, Cl A	10,205	67
Ethan Allen Interiors	4,316	149
Express*	15,192	203
Fenix Parts* (A)	49,691	170
Fiesta Restaurant Group*	89,583	2,567
Five Below* (A)	17,905	705
Flexsteel Industries	173	9
Fossil Group*	1,058	35

Description	Shares	Market Value ($ Thousands)
Francesca’s Holdings*	2,597	$41
Gannett	26,400	252
Grand Canyon Education*	25,082	1,432
Harman International Industries	788	86
Haverty Furniture	1,855	40
Helen of Troy*	1,683	143
Hibbett Sports* (A)	26,204	1,055
Horizon Global*	25,550	588
Installed Building Products*	21,050	874
International Game Technology	5,292	136
Intrawest Resorts Holdings*	701	12
iRobot*	5,044	288
Isle of Capri Casinos*	1,642	37
J Alexander’s Holdings*	1,766	17
Jack in the Box	22,830	2,375
John Wiley & Sons, Cl A	2,732	150
K12*	13,560	199
Kirkland’s*	3,388	50
La Quinta Holdings*	1,583	19
La-Z-Boy	6,428	172
Lear	837	108
Libbey	13,569	260
Loral Space & Communications*	950	37
Malibu Boats, Cl A*	36,917	672
Marriott Vacations Worldwide	13,820	1,073
MDC Partners, Cl A	146,096	906
Media General*	3,306	61
Modine Manufacturing*	2,259	27
Monro Muffler	25,551	1,528
Movado Group	2,523	71
Murphy USA*	10,894	743
NACCO Industries, Cl A	2,812	267
National CineMedia	82,656	1,268
New Media Investment	7,262	112
New York Times, Cl A	11,662	152
Nexstar Broadcasting Group, Cl A (A)	24,345	1,452
Nutrisystem	7,699	283
Office Depot	27,092	132
Oxford Industries	4,280	311
Papa John’s International	3,391	300
Perry Ellis International*	3,423	87
Pier 1 Imports	2,301	13
Planet Fitness, Cl A (A)	13,861	281
Pool	9,802	986
Ruby Tuesday*	4,822	15
Ruth’s Hospitality Group	9,112	155
Sally Beauty Holdings*	65,288	1,710
Shoe Carnival	1,271	33
Sinclair Broadcast Group, Cl A	772	25
Skechers U.S.A., Cl A*	27,500	626
Smith & Wesson Holding* (A)	1,784	42
SodaStream International* (A)	19,140	697

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Spartan Motors	38,644	$346
Staples	2,737	26
Steven Madden*	7,442	276
Stoneridge*	5,991	95
Strayer Education*	293	21
Superior Industries International	588	15
Tailored Brands	13,608	255
Tenneco*	939	55
Texas Roadhouse, Cl A	17,110	802
Thor Industries	3,073	309
Tilly’s, Cl A*	2,397	24
Tower International	4,222	111
Vista Outdoor*	5,539	222
Visteon	15,369	1,209
William Lyon Homes, Cl A* (A)	60,338	1,195
Wingstop	9,482	291
Winmark	4,040	464
Wolverine World Wide	87,066	1,962
Zagg*	14,877	98

		49,444

Consumer Staples — 3.4%
Andersons	36,509	1,437
B&G Foods, Cl A	28,507	1,220
Boston Beer, Cl A* (A)	505	87
Central Garden & Pet*	11,313	327
Central Garden and Pet, Cl A*	40,417	1,106
Darling International*	45,501	615
Dean Foods	3,157	63
Edgewell Personal Care*	965	76
Energizer Holdings	1,455	65
Fresh Del Monte Produce	19,238	1,193
Hain Celestial Group*	15,081	591
Hostess Brands*	22,570	292
HRG Group*	1,337	21
Ingredion	398	47
Inventure Foods*	91,630	828
John B Sanfilippo & Son	7,096	452
Lancaster Colony	903	122
Medifast	4,899	191
National Beverage (A)	1,391	70
Nu Skin Enterprises, Cl A	3,362	175
Omega Protein*	63,573	1,523
Performance Food Group*	35,235	744
Pilgrim’s Pride	4,605	81
Sanderson Farms (A)	1,092	88
Seaboard*	22	90
Snyder’s-Lance	86,258	3,214
SpartanNash	15,702	569
SUPERVALU*	11,095	52
TreeHouse Foods*	10,370	719
United Natural Foods*	1,457	68

Description	Shares	Market Value ($ Thousands)
Vector Group (A)	2,441	$52
Weis Markets	1,844	103

		16,281

Energy — 4.7%
Archrock	4,422	59
Atwood Oceanics	2,408	23
Bill Barrett*	11,864	93
California Resources* (A)	3,309	58
Callon Petroleum*	85,949	1,516
Carrizo Oil & Gas*	53,599	2,269
Contango Oil & Gas*	23,093	228
Denbury Resources*	7,935	30
DHT Holdings (A)	15,398	55
Diamondback Energy*	1,499	162
Eclipse Resources*	2,112	6
Energen	2,648	164
Evolution Petroleum	147,297	1,245
Exterran*	1,573	32
FMC Technologies*	4,689	161
Forum Energy Technologies*	27,915	607
Gener8 Maritime*	15,790	64
Gulfport Energy*	2,441	63
International Seaways*	4,687	71
Jones Energy, Cl A* (A)	14,465	67
Matrix Service*	6,342	132
Murphy Oil	2,444	83
Newfield Exploration*	944	43
Oasis Petroleum*	21,646	324
Oceaneering International	733	19
Oil States International*	22,625	811
Overseas Shipholding Group, Cl A	14,063	109
Parsley Energy, Cl A*	9,552	364
Patterson-UTI Energy	41,685	1,112
PBF Energy, Cl A (A)	121,929	2,925
PDC Energy*	9,526	709
QEP Resources	3,691	73
Range Resources	–	—
Resolute Energy* (A)	8,164	274
REX American Resources*	1,246	122
Rice Energy*	4,446	108
RigNet*	32,210	556
Ring Energy*	21,705	278
RSP Permian*	9,104	406
SM Energy	7,152	285
Southwestern Energy*	216,705	2,460
Synergy Resources* (A)	43,412	412
Tidewater (A)	354,185	811
US Silica Holdings	4,555	230
W&T Offshore* (A)	18,228	31
Western Refining	1,506	54
Whiting Petroleum*	187,156	2,287

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
World Fuel Services	8,779	$390

		22,381

Financials — 15.1%
1st Source	1,000	39
AGNC Investment‡	7,081	132
Alleghany*	32	18
Allied World Assurance Holdings	1,688	79
Ambac Financial Group*	2,455	60
American Equity Investment Life Holding	123,280	2,556
American Financial Group	2,888	237
American National Insurance	196	24
Ameris Bancorp	20,940	939
AMERISAFE	406	26
Arch Capital Group*	2,162	179
Argo Group International Holdings	28,686	1,820
Aspen Insurance Holdings	5,994	305
Assurant	234	20
Assured Guaranty	10,192	364
Avista Healthcare Public Acquisition*	61,242	612
Axis Capital Holdings	6,615	404
BancFirst	1,334	109
Banco Latinoamericano de Comercio Exterior	1,542	44
Bancorp*	165,896	1,148
Bancorpsouth	12,926	369
Bank of Hawaii	2,360	197
BankUnited	17,898	634
Bats Global Markets (A)	20,172	641
Beneficial Bancorp	13,791	240
Berkshire Hills Bancorp	1,486	50
Blackstone Mortgage Trust, Cl A‡	24,526	738
BNC Bancorp	9,179	277
Boston Private Financial Holdings	2,696	40
Brookline Bancorp	5,462	81
Bryn Mawr Bank	454	17
Camden National	1,412	55
Capital Bank Financial, Cl A	4,069	146
Capitol Federal Financial	103,195	1,642
Cardinal Financial	434	14
Cathay General Bancorp	545	19
CenterState Banks	5,340	120
Central Pacific Financial	5,008	148
Chemical Financial	32,350	1,678
Chimera Investment‡	4,437	75
City Holding	1,096	67
CNO Financial Group	8,632	155
Colony Financial‡	5,648	116
Commerce Bancshares	9,490	520
Community Bank System	324	18
Community Trust Bancorp	787	33
Cullen/Frost Bankers	696	57
Dime Community Bancshares	3,506	66

Description	Shares	Market Value ($ Thousands)
Eagle Bancorp*	6,646	$390
East West Bancorp	2,937	141
Easterly Acquisition*	29,432	39
Employers Holdings	12,010	425
Endurance Specialty Holdings	1,321	122
Enstar Group*	290	57
Enterprise Financial Services	7,355	282
Essent Group*	1,941	59
EverBank Financial	2,572	50
Evercore Partners, Cl A	4,370	295
Everest Re Group	2,896	610
FBL Financial Group, Cl A	615	47
Federal Agricultural Mortgage, Cl C	6,881	372
Federated Investors, Cl B	5,746	158
Federated National Holding	6,974	121
Fidelity Southern	2,180	49
Financial Engines (A)	25,876	902
First BanCorp*	40,832	242
First Busey	2,489	68
First Citizens BancShares, Cl A	800	285
First Commonwealth Financial	186,116	2,349
First Defiance Financial	5,690	263
First Financial	1,646	75
First Financial Bancorp	457	12
First Horizon National	28,571	545
First Interstate Bancsystem, Cl A	21,265	803
First Merchants	3,047	105
First NBC Bank Holding* (A)	11,612	82
FirstCash	1,163	53
Flagstar Bancorp*	5,748	162
Flushing Financial	7,306	191
FNB (Pennsylvania)	273,715	4,182
Fulton Financial	17,740	315
Genworth Financial, Cl A*	21,664	93
Great Southern Bancorp	730	36
Great Western Bancorp	27,471	1,099
Green Dot, Cl A*	88,645	2,137
Hancock Holding	18,247	758
Hanmi Financial	3,999	123
Hanover Insurance Group	7,692	666
Heartland Financial USA	9,277	398
Hercules Capital	35,238	481
Heritage Financial	3,706	84
Heritage Insurance Holdings	6,805	98
HomeStreet*	13,110	381
HomeTrust Bancshares*	1,251	30
Horace Mann Educators	17,011	683
Huntington Bancshares	20,548	256
IBERIABANK	21,966	1,820
Independent Bank	5,388	140
Independent Bank Group	4,804	289
Infinity Property & Casualty	6,640	573

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
International FCStone*	4,043	$166
Invesco Mortgage Capital‡	2,832	42
Investors Bancorp	27,967	379
Janus Capital Group	6,197	84
Lakeland Financial	1,516	64
Legg Mason	12,645	403
LendingClub*	8,006	45
MB Financial	11,223	486
Meta Financial Group	3,071	279
MFA Financial‡	8,540	67
MGIC Investment*	77,211	700
National Western Life Group, Cl A	18	5
Navigators Group	788	83
NBT Bancorp	8,528	330
Nelnet, Cl A	644	32
New Residential Investments‡	11,882	184
OFG Bancorp (A)	242,362	3,272
Old National Bancorp	66,335	1,131
Old Republic International	1,904	34
OneBeacon Insurance Group, Cl A	9,312	143
Opus Bank	4,625	117
Pace Holdings*	59,317	606
Pacific Premier Bancorp*	955	31
PacWest Bancorp	9,461	485
Park National	2,528	282
PennantPark Investment (A)	69,840	520
People’s United Financial	6,116	115
Popular	8,963	364
PRA Group*	1,288	46
Preferred Bank	10,983	495
Primerica	3,971	281
PrivateBancorp, Cl A	3,704	173
ProAssurance	20,205	1,133
Prosperity Bancshares	12,930	855
Radian Group	13,647	199
Raymond James Financial	1,402	101
Reinsurance Group of America, Cl A	942	115
RenaissanceRe Holdings	276	36
Sandy Spring Bancorp	1,620	59
ServisFirst Bancshares	7,737	570
SLM*	61,893	623
Starwood Property Trust‡	3,784	85
Sterling Bancorp	36,606	833
Stock Yards Bancorp	1,283	53
Stonegate Bank	486	19
Synovus Financial	3,686	143
TCF Financial	28,195	489
Texas Capital Bancshares*	3,193	232
Tompkins Financial	779	67
Towne Bank	3,201	103
TriCo Bancshares	1,340	42
TrustCo Bank	1,643	13

Description	Shares	Market Value ($ Thousands)
Trustmark	625	$21
Two Harbors Investment‡	8,484	74
UMB Financial	841	64
Union Bankshares	4,596	155
United Fire Group	8,330	378
Univest Corp of Pennsylvania	32,525	929
Validus Holdings	13,928	757
Voya Financial	46,800	1,819
Waddell & Reed Financial, Cl A	6,857	134
Walker & Dunlop*	185	5
Washington Federal	1,258	41
Washington Trust Bancorp	539	27
Waterstone Financial	1,416	25
Webster Financial	22,128	1,098
Westamerica Bancorporation	429	27
Western Alliance Bancorp*	33,215	1,552
White Mountains Insurance Group	82	69
Wintrust Financial	40,547	2,670
WisdomTree Investments (A)	58,953	652
Zions Bancorporation	77,468	3,082

		72,117

Health Care — 12.5%
Accelerate Diagnostics* (A)	17,264	431
Aclaris Therapeutics*	10,798	323
Acorda Therapeutics*	1,097	23
Aerie Pharmaceuticals*	7,813	290
Aimmune Therapeutics*	12,592	286
Akorn*	40,400	857
Alere*	1,529	61
Allscripts Healthcare Solutions*	3,885	43
AMAG Pharmaceuticals* (A)	96,321	3,198
AMN Healthcare Services*	66,558	2,216
Amphastar Pharmaceuticals*	12,662	257
Amsurg, Cl A*	9,414	641
Analogic	14,499	1,336
AngioDynamics*	1,018	17
Anika Therapeutics*	2,006	94
Applied Genetic Technologies*	4,521	42
Atara Biotherapeutics*	15,965	317
athenahealth*	5,044	477
Avexis* (A)	4,618	273
BioDelivery Sciences International* (A)	132,623	225
Bio-Rad Laboratories, Cl A*	2,022	351
BioSpecifics Technologies*	2,026	100
BioTelemetry*	17,776	346
Bluebird Bio* (A)	7,313	441
Cantel Medical	3,668	299
Capital Senior Living*	86,895	1,354
Cara Therapeutics* (A)	22,994	207
Cardiovascular Systems*	12,450	301
Castlight Health, Cl B* (A)	84,110	391

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Catalent*	19,120	$458
Charles River Laboratories International*	5,361	381
Chimerix*	72,036	352
CoLucid Pharmaceuticals* (A)	8,586	304
Community Health Systems* (A)	8,600	47
Corcept Therapeutics*	29,564	248
Cynosure, Cl A*	47,927	2,173
DBV Technologies ADR*	9,470	346
Dermira*	7,756	248
Diplomat Pharmacy*	16,387	232
Eagle Pharmaceuticals* (A)	3,557	281
Emergent Biosolutions*	19,237	515
Enanta Pharmaceuticals*	1,349	42
Endologix* (A)	69,305	509
Ensign Group	38,465	832
Entellus Medical* (A)	17,816	328
Exact Sciences* (A)	32,534	481
Exactech*	1,112	28
Exelixis*	19,459	329
Five Prime Therapeutics*	990	57
Flamel Technologies ADR*	89,949	955
Glaukos*	5,640	176
Globus Medical, Cl A*	4,943	107
Halozyme Therapeutics* (A)	2,512	30
HealthSouth	17,346	723
HealthStream*	15,996	401
Heska*	4,401	291
HMS Holdings*	5,224	96
ICU Medical*	1,857	279
INC Research Holdings, Cl A*	26,379	1,306
Insulet*	11,978	403
Integer Holdings*	814	23
Integra LifeSciences Holdings*	47,979	3,877
Intercept Pharmaceuticals* (A)	4,961	502
iRadimed* (A)	2,408	27
Kindred Healthcare	95,820	637
Lannett* (A)	149,632	3,427
LeMaitre Vascular	2,152	49
Ligand Pharmaceuticals* (A)	27,625	2,884
Magellan Health Services*	1,739	127
Marinus Pharmaceuticals* (A)	74,106	78
Masimo*	7,838	485
Medidata Solutions*	12,746	704
Medpace Holdings*	4,424	158
Merit Medical Systems*	15,997	377
MiMedx Group* (A)	85,580	811
Mirati Therapeutics*	1,698	9
Molina Healthcare*	33,898	1,792
Myriad Genetics*	5,144	86
National Research, Cl A	9,506	152
Natus Medical*	1,474	59
Neurocrine Biosciences*	6,872	319

Description	Shares	Market Value ($ Thousands)
Neuroderm* (A)	20,038	$327
Nevro* (A)	6,858	521
Novadaq Technologies* (A)	45,330	360
Omnicell*	24,565	881
OraSure Technologies*	64,825	546
Orthofix International*	2,137	80
OvaScience*	13,000	44
Owens & Minor	1,721	58
Pacific Biosciences of California* (A)	41,201	314
Patterson	11,685	453
PDL BioPharma	72,552	159
Penumbra*	4,834	299
PerkinElmer	4,248	215
Phibro Animal Health, Cl A	2,628	72
Portola Pharmaceuticals, Cl A*	1,242	22
Prestige Brands Holdings*	74,403	3,539
Prothena* (A)	850	50
Quality Systems	1,291	17
Quidel*	14,052	322
Radius Health* (A)	6,634	353
REGENXBIO*	12,467	277
Repligen*	11,064	356
Revance Therapeutics* (A)	23,056	386
Sarepta Therapeutics*	1,036	35
SciClone Pharmaceuticals*	14,905	148
Spectranetics*	28,212	616
Supernus Pharmaceuticals*	50,775	1,094
SurModics*	4,474	107
Syndax Pharmaceuticals*	23,639	229
Synergy Pharmaceuticals* (A)	50,864	268
Team Health Holdings*	1,604	68
Teleflex	520	77
TESARO* (A)	3,446	468
TransEnterix* (A)	28,958	44
Triple-S Management, Cl B*	18,212	406
Trupanion* (A)	21,045	350
Vascular Solutions*	6,099	336
Veeva Systems, Cl A*	5,505	256
Versartis*	26,547	330
VWR*	440	12
WellCare Health Plans*	1,481	203
Xencor*	15,941	407
Zeltiq Aesthetics* (A)	5,290	233

		60,076

Industrials — 18.2%
AAR	13,716	506
ABM Industries	245	11
Acacia Research	118,159	815
ACCO Brands*	156,794	1,952
Actuant, Cl A	11,653	302
Advisory Board*	8,416	298

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Aegion, Cl A*	729	$18
AGCO	1,096	61
Alamo Group	1,422	104
Alaska Air Group	528	43
Allegiant Travel, Cl A	366	60
Allison Transmission Holdings, Cl A	725	24
Altra Industrial Motion	7,280	255
American Woodmark*	1,258	96
Apogee Enterprises	55,126	2,630
Applied Industrial Technologies	1,878	112
ArcBest	1,660	51
Argan	4,549	275
Astec Industries	5,327	353
Atlas Air Worldwide Holdings*	58,750	2,902
Barnes Group	25,549	1,180
Brady, Cl A	13,636	501
Briggs & Stratton	9,864	204
BWX Technologies	38,847	1,521
CAI International*	1,586	14
Carlisle	804	90
CEB	23,916	1,410
Chicago Bridge & Iron	18,658	625
CIRCOR International	17,200	1,090
Clean Harbors*	32,211	1,702
Comfort Systems USA	9,772	315
Continental Building Products*	1,492	33
CRA International	3,589	118
Crane	24,434	1,796
Curtiss-Wright	13,475	1,355
Deluxe	23,594	1,597
DigitalGlobe*	8,714	280
Ducommun*	2,588	74
EMCOR Group	35,047	2,431
EnerSys	492	39
Engility Holdings*	1,635	59
Ennis	38,072	615
EnPro Industries	7,264	442
ESCO Technologies	166	9
Esterline Technologies*	1,777	156
Federal Signal	723	11
Forward Air	21,280	1,030
Franklin Electric	24,405	953
FreightCar America	2,038	30
G&K Services, Cl A	122	12
Generac Holdings*	10,092	414
General Cable	1,268	24
Gibraltar Industries*	18,791	846
Global Brass & Copper Holdings	18,929	542
Greenbrier	439	17
Griffon	14,076	336
Harsco	4,483	63
Hawaiian Holdings*	1,326	68

Description	Shares	Market Value ($ Thousands)
Heartland Express	50,867	$1,094
HEICO, Cl A	13,351	897
Heidrick & Struggles International	4,689	99
Heritage-Crystal Clean*	111,353	1,815
Herman Miller	2,097	68
Hexcel	8,462	438
Hudson Technologies*	35,766	272
Huntington Ingalls Industries	1,774	317
Huron Consulting Group*	41,575	2,193
Hyster-Yale Materials Handling	133	9
ICF International*	5,846	324
InnerWorkings*	114,745	1,061
Insperity	2,619	190
Insteel Industries	7,802	309
Interface, Cl A	2,781	48
ITT	40,424	1,632
Jacobs Engineering Group*	1,180	73
JetBlue Airways*	9,082	182
John Bean Technologies	17,645	1,592
Joy Global	4,614	129
Kadant	2,201	138
Kelly Services, Cl A	3,121	63
Kennametal	51,756	1,785
KEYW Holding* (A)	23,715	297
Kforce	6,825	151
Kirby*	16,319	1,035
Knoll	2,276	60
Korn/Ferry International	17,364	441
Kratos Defense & Security Solutions*	40,744	298
LB Foster, Cl A	78,240	958
Lincoln Electric Holdings	240	19
LSC Communications	5,067	105
Lydall*	4,472	267
Macquarie Infrastructure	1,501	123
Manpowergroup	1,878	160
MasTec*	53,246	2,021
Matson	1,159	44
Matthews International, Cl A	4,493	327
McGrath RentCorp	7,905	292
Meritor*	13,088	165
Mistras Group*	2,450	58
Moog, Cl A*	2,740	191
MRC Global*	16,824	339
MSA Safety	14,870	924
Mueller Industries	6,228	237
Mueller Water Products, Cl A	26,897	356
Multi-Color	2,922	210
MYR Group*	6,222	233
National Presto Industries	1,314	125
Navigant Consulting*	11,997	296
NCI Building Systems*	19,103	319
Nordson	2,736	292

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Northwest Pipe*	4,399	$77
On Assignment*	65,742	2,715
Orbital ATK	1,128	96
Oshkosh Truck	21,427	1,500
Owens Corning	3,831	197
Park-Ohio Holdings	6,262	264
Patrick Industries*	3,414	244
Ply Gem Holdings*	13,202	201
Proto Labs* (A)	12,773	666
Quad, Cl A	5,579	157
Quanta Services*	9,512	321
Regal-Beloit	7,205	525
Rexnord*	2,903	64
Ritchie Bros Auctioneers	8,214	314
Roadrunner Transportation Systems*	17,134	172
RPX*	16,353	171
Rush Enterprises, Cl A*	286	9
Saia*	7,590	317
SkyWest	9,102	335
Snap-on	120	20
SP Plus*	43,560	1,209
Sparton*	3,453	84
Spirit AeroSystems Holdings, Cl A	3,062	178
SPX FLOW*	2,101	66
Standex International	6,077	535
Steelcase, Cl A	11,445	178
Supreme Industries, Cl A	10,112	143
Swift Transporation, Cl A* (A)	42,572	1,063
TASER International* (A)	15,229	415
Team*	33,712	1,156
Teledyne Technologies*	2,117	264
Tennant	13,732	1,031
Terex	21,164	646
Tetra Tech	20,618	884
Timken	1,158	45
Titan International	27,109	313
TriMas*	18,415	395
TriNet Group*	69,791	1,761
Triumph Group	93,221	2,592
TrueBlue*	22,852	479
Tutor Perini*	3,047	80
UniFirst	2,698	381
United Rentals*	266	27
Universal Forest Products	2,673	266
Vectrus*	11,019	255
Viad	6,206	272
Wabash National	5,204	72
WageWorks*	29,885	2,207
Watts Water Technologies, Cl A	2,910	199
Wesco Aircraft Holdings*	104,720	1,545
WESCO International*	6,835	464
XPO Logistics* (A)	30,553	1,361

Description	Shares	Market Value ($ Thousands)
Xylem	1,138	$59

		86,931

Information Technology — 18.9%
A10 Networks*	2,623	21
Actua*	43,734	593
Acxiom*	88,330	2,343
Advanced Energy Industries*	7,331	405
Advanced Micro Devices*	13,852	123
Alarm.com Holdings*	7,356	218
Alpha & Omega Semiconductor*	8,213	179
Amkor Technology*	23,472	277
Anixter International*	10,055	786
Arrow Electronics*	2,984	204
Aspen Technology*	23,300	1,231
Avid Technology*	3,686	16
Avnet	4,261	196
Axcelis Technologies*	1,914	26
Bankrate*	11,868	122
Barracuda Networks*	20,328	448
Benchmark Electronics*	15,069	427
Black Box	86,121	1,322
Blackhawk Network Holdings, Cl A*	43,975	1,583
Blackline*	3,518	95
Booz Allen Hamilton Holding	7,809	295
Bottomline Technologies de*	33,130	830
Brightcove*	8,529	71
BroadSoft*	5,852	243
Brocade Communications Systems	8,309	103
CACI International, Cl A*	4,366	565
CalAmp*	153,284	2,229
Callidus Software*	166,645	2,616
Carbonite*	69,360	1,283
Cardtronics*	6,471	320
Cavium*	46,452	2,649
CEVA*	7,831	249
ChannelAdvisor*	66,461	957
Cimpress* (A)	6,417	558
Cirrus Logic*	5,963	328
Cognex	4,782	286
Coherent*	5,180	676
Cohu	2,931	36
CommVault Systems*	27,142	1,466
comScore*	13,660	397
Convergys	4,687	121
Cornerstone OnDemand*	39,094	1,404
Cray*	1,978	38
CSG Systems International	2,097	93
CSRA	24,502	784
CTS	23,408	517
Cypress Semiconductor	142,271	1,601
Descartes*	21,104	467

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
DHI Group*	8,608	$52
Diebold	18,522	422
DTS	23,487	997
Ebix (A)	5,361	320
EchoStar, Cl A*	5,931	302
Electronics For Imaging*	22,710	988
EMCORE	12,679	81
Entegris*	585	10
Envestnet*	15,564	562
Euronet Worldwide*	3,631	260
Everbridge*	17,595	280
Everi Holdings*	9,988	22
EVERTEC	10,640	194
Everyday Health*	642	7
Exa*	63,760	946
Exar*	3,344	33
ExlService Holdings*	16,175	769
Extreme Networks*	2,072	9
Fair Isaac	50	6
FARO Technologies*	3,067	112
Finisar*	14,576	484
FireEye* (A)	152,611	1,960
First Solar*	1,483	45
Five9*	70,043	1,109
Forrester Research	10,426	426
Gigamon*	5,528	295
GigPeak*	26,302	71
GoDaddy, Cl A* (A)	7,410	262
Hackett Group	4,631	82
IAC	4,165	281
II-VI*	37,949	1,146
Ingram Micro, Cl A	2,772	104
Inphi*	28,327	1,280
Insight Enterprises*	7,872	276
Integrated Device Technology*	8,650	202
InterDigital	3,700	293
Intersil, Cl A	6,075	135
Ixia*	112,080	1,541
IXYS	11,121	130
j2 Global	341	25
Jabil Circuit	1,625	34
Keysight Technologies*	66,315	2,442
Littelfuse	9,970	1,454
LivePerson*	77,150	617
LogMeIn	2,040	206
Lumentum Holdings*	46,019	1,845
MACOM Technology Solutions Holdings*	16,592	827
ManTech International, Cl A	9,146	393
Marvell Technology Group	11,455	164
MAXIMUS	25,742	1,423
MaxLinear, Cl A*	3,950	81
MeetMe*	9,443	46

Description	Shares	Market Value ($ Thousands)
Mentor Graphics	10,482	$383
Mesa Laboratories (A)	2,687	333
Microsemi*	6,676	366
MicroStrategy, Cl A*	375	73
MINDBODY, Cl A* (A)	16,270	351
Mitek Systems* (A)	8,064	45
MKS Instruments	28,568	1,644
Monolithic Power Systems	13,027	1,069
Monotype Imaging Holdings	3,726	73
Nanometrics*	20,441	489
NeoPhotonics*	7,945	103
NETGEAR*	11,698	628
NeuStar, Cl A*	2,563	62
New Relic*	10,725	340
NIC	1,658	42
Oclaro*	31,876	285
Open Text	28,136	1,788
Orbotech*	20,910	662
OSI Systems*	9,894	749
PDF Solutions*	95,439	2,248
Perficient*	82,318	1,482
Photronics*	29,563	296
Progress Software	6,395	189
Proofpoint*	22,842	1,759
PTC*	15,864	773
QAD, Cl A	16,214	470
QuinStreet*	2,482	8
RealPage*	31,000	887
RetailMeNot*	25,227	232
Rogers*	1,294	96
Rubicon Project*	35,282	266
Rudolph Technologies*	15,857	311
Sanmina*	49,261	1,618
ScanSource*	2,742	104
Semtech*	14,939	420
Shutterstock* (A)	7,150	336
Silicon Laboratories*	867	58
Sonus Networks*	35,811	216
SPS Commerce*	4,499	312
Stratasys* (A)	22,452	405
Sykes Enterprises*	18,118	511
Synaptics*	5,213	285
Synchronoss Technologies*	6,636	322
SYNNEX	2,899	339
Synopsys*	4,519	273
Tech Data*	20,614	1,749
Telenav*	464	3
TeleTech Holdings	1,810	52
Teradyne	6,603	161
Tessera Technologies	7,810	309
TiVo*	5,640	114
Travelport Worldwide	6,226	87

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
TrueCar* (A)	23,383	$289
TTM Technologies*	16,268	221
Unisys* (A)	2,907	43
VeriFone Systems*	149,560	2,526
Verint Systems*	2,417	91
Viavi Solutions*	6,114	48
Virtusa*	12,619	280
XO Group*	5,211	96
Zebra Technologies, Cl A*	36,235	2,864
Zedge, Cl B*	1	—
Zix*	8,334	37

		90,519

Materials — 5.7%
A. Schulman	68,428	2,279
AEP Industries	107	13
AK Steel Holding*	6,107	56
Allegheny Technologies (A)	19,235	337
Avery Dennison	2,658	192
Balchem	3,904	312
Bemis	2,290	115
Berry Plastics Group*	55,829	2,779
Cabot	4,557	232
Chemours	34,367	850
Chemtura*	1,411	46
Cliffs Natural Resources* (A)	47,002	414
Coeur Mining*	25,771	249
Commercial Metals	35,138	773
Eagle Materials	11,800	1,147
Ferro*	3,814	56
Ferroglobe*	2,398	—
Ferroglobe PLC	2,398	27
FMC	20,385	1,144
FutureFuel	13,645	187
Greif, Cl A	572	29
Headwaters*	33,830	802
Hecla Mining	9,420	57
Huntsman	9,756	190
Ingevity*	23,476	1,229
Innophos Holdings	7,439	406
Innospec	11,416	750
Kaiser Aluminum	2,432	200
KapStone Paper and Packaging	14,096	288
Koppers Holdings*	3,385	130
Kraton Performance Polymers*	582	18
LSB Industries* (A)	195,963	1,509
Materion	3,429	131
Minerals Technologies	11,525	934
Neenah Paper	3,490	296
Olin	17,945	467
Olympic Steel	12,490	305
OMNOVA Solutions*	8,971	86

Description	Shares	Market Value ($ Thousands)
Owens-Illinois*	49,920	$917
PolyOne	447	15
Rayonier Advanced Materials (A)	15,643	217
Reliance Steel & Aluminum	3,284	266
Royal Gold	726	51
Ryerson Holding*	37,369	534
Scotts Miracle-Gro, Cl A	3,974	363
Sensient Technologies	12,850	1,003
Silgan Holdings	6,599	327
Sonoco Products	1,380	75
Steel Dynamics	7,405	263
Stepan	909	74
Summit Materials, Cl A*	11,277	268
SunCoke Energy	14,866	170
Tahoe Resources	6,170	59
Trinseo	8,626	505
United States Steel	63,570	2,056
US Concrete* (A)	12,364	703
Worthington Industries	4,200	236

		27,137

Real Estate — 2.8%
Agree Realty‡	4,630	208
Alexander & Baldwin	1,330	59
Alexander’s‡	54	23
Alexandria Real Estate Equities‡	1,109	121
American Campus Communities‡	3,855	182
Apartment Investment & Management, Cl A‡	4,164	175
Apple Hospitality‡	—	—
Armada Hoffler Properties‡	13,882	195
Ashford Hospitality Prime‡	1,395	18
Brandywine Realty Trust‡	68,139	1,046
Brixmor Property Group‡	3,561	87
Camden Property Trust‡	4,272	336
CareTrust‡	1,975	28
Colony Starwood Homes‡	39,110	1,195
Columbia Property Trust‡	3,917	82
Communications Sales & Leasing‡	3,028	75
Community Healthcare Trust	836	18
CoreCivic‡	2,417	55
Corporate Office Properties Trust‡	19,839	568
DCT Industrial Trust‡	538	25
DDR‡	—	—
DiamondRock Hospitality‡	98,840	1,047
Douglas Emmett‡	1,922	70
Duke Realty‡	4,256	108
DuPont Fabros Technology‡	2,832	115
Education Realty Trust‡	10,365	421
EPR Properties‡	2,022	141
Equity Commonwealth*‡	7,138	208
Equity One‡	14,712	439
First Industrial Realty Trust‡	9,558	253

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
First Potomac Realty Trust‡	2,191	$21
FirstService	4,865	211
Forest City Realty Trust, Cl A‡	4,103	76
Franklin Street Properties‡	12,148	153
Gaming and Leisure Properties‡	—	—
GEO Group‡	1,834	61
Getty Realty‡	700	17
Gramercy Property Trust‡	2,683	23
Healthcare Realty Trust‡	2,863	84
Healthcare Trust of America, Cl A‡	2,147	61
Highwoods Properties‡	1,739	84
Jernigan Capital (A)	16,518	328
Jones Lang LaSalle	—	—
Kilroy Realty‡	—	—
Lexington Realty Trust‡	36,092	373
Liberty Property Trust‡	4,572	180
Life Storage‡	861	70
LTC Properties‡	374	17
Mid-America Apartment Communities‡	1,431	131
Monmouth Real Estate Investment, Cl A‡	1,540	22
National Health Investors‡	1,335	94
National Retail Properties‡	4,689	200
National Storage Affiliates Trust‡	24,236	499
NexPoint Residential Trust‡	624	12
Omega Healthcare Investors‡	—	—
Outfront Media‡	6,932	175
Parkway*	—	—
Physicians Realty Trust‡	8,240	149
Piedmont Office Realty Trust, Cl A‡	6,342	124
Post Properties‡	1,121	73
PS Business Parks‡	1,367	153
QTS Realty Trust, Cl A‡	22,305	1,044
Rayonier‡	1,374	36
Regency Centers‡	3,173	212
Retail Opportunity Investments‡	—	—
Retail Properties of America, Cl A‡	8,641	132
RLJ Lodging Trust‡	4,338	99
Ryman Hospitality Properties‡	605	36
Saul Centers‡	5,825	370
Select Income‡	8,050	197
Senior Housing Properties Trust‡	5,304	96
Spirit Realty Capital‡	2,837	31
STORE Capital‡	—	—
Summit Hotel Properties‡	8,268	117
Sun Communities‡	790	57
Taubman Centers‡	—	—
Urban Edge Properties‡	2,346	63
Urstadt Biddle Properties, Cl A‡	603	14
Washington Real Estate Investment Trust‡	—	—
Weingarten Realty Investors‡	5,466	194

		13,387

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 0.3%
8x8*	6,540	$89
ATN International	1,449	105
Cincinnati Bell*	8,729	180
Cogent Communications Holdings	6,431	241
FairPoint Communications*	643	11
Globalstar*	7,812	6
IDT, Cl B	12,417	263
Intelsat* (A)	59,742	246
NII Holdings*	14,561	25
Spok Holdings	1,005	18
Vonage Holdings*	60,275	397

		1,581

Utilities — 2.4%
ALLETE	6,648	411
American States Water	1,465	62
Aqua America	2,032	60
Atmos Energy	1,454	103
Avista	11,437	463
California Water Service Group	487	17
Connecticut Water Service	288	16
Fortis	1	—
Great Plains Energy	26,796	707
Hawaiian Electric Industries	8,474	261
IDACORP	20,454	1,558
MDU Resources Group	1,506	42
MGE Energy	1,361	81
Middlesex Water	2,356	96
Northwest Natural Gas	3,727	213
NorthWestern	6,449	362
ONE Gas	8,796	528
Otter Tail	2,615	100
Pinnacle West Capital	9,531	705
PNM Resources	32,810	1,037
Portland General Electric	23,031	958
SJW	5,209	280
Southwest Gas	12,890	955
Spark Energy, Cl A (A)	3,061	78
Spire	16,645	1,074
Talen Energy*	668	9
UGI	13,957	625
Unitil	1,887	80
Vectren	5,238	257
Westar Energy, Cl A	2,838	162

		11,300

Total Common Stock (Cost $386,526) ($ Thousands)		451,154

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2016

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
overstock.com*‡‡	134	$—
Dyax*‡‡	3,929	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares
AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P.
0.470%**† (B)	43,485,830	43,486

Total Affiliated Partnership (Cost $43,486) ($ Thousands)		43,486

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	24,353,812	24,354

Total Cash Equivalent (Cost $24,354) ($ Thousands)		24,354

Total Investments — 108.5% (Cost $454,366) ($ Thousands)		$518,994

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	17	Dec-2016	$240

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $478,370 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $42,854 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $43,486 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$451,154	$—	$—	$451,154
Rights	—	—	—	—
Affiliated Partnership	—	43,486	—	43,486
Cash Equivalent	24,354	—	—	24,354

Total Investments in Securities	$475,508	$43,486	$—	$518,994

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$240	$—	$—	$240

Total Other Financial Instruments	$240	$—	$—	$240

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%

Consumer Discretionary — 11.5%
American Eagle Outfitters (A)	94,055	$1,558
American Public Education*	25,007	578
Aramark	91,668	3,154
Arctic Cat	11,674	178
Bassett Furniture Industries	8,709	253
Big 5 Sporting Goods	14,908	288
Big Lots (A)	37,900	1,918
Biglari Holdings*	240	113
BorgWarner	26,154	931
Bright Horizons Family Solutions*	81,709	5,623
Brinker International (A)	15,900	844
Brunswick	31,901	1,599
Buffalo Wild Wings*	10,208	1,721
Burlington Stores*	12,625	1,110
Cabela’s*	3,070	191
CalAtlantic Group	36,474	1,218
Caleres	42,722	1,399
Callaway Golf	93,814	1,140
Camping World Holdings, Cl A	15,010	419
Capella Education	4,473	390
Career Education*	3,975	40
Carriage Services, Cl A	88,890	2,412
Carrols Restaurant Group*	2,829	38
Carter’s	57,880	5,284
Century Communities*	124,229	2,578
Children’s Place	13,200	1,371
Cinemark Holdings	26,315	1,048
Citi Trends	1,086	19
Coach	21,575	785
Cooper Tire & Rubber	35,954	1,377
Cooper-Standard Holdings*	21,415	2,041
Core-Mark Holding	101,413	3,703
Crocs*	111,549	781
CST Brands	5,232	251
Dave & Buster’s Entertainment*	42,056	1,970
Del Frisco’s Restaurant Group*	15,497	267
Del Taco Restaurants*	97,000	1,408
Destination XL Group*	62,635	257
Dick’s Sporting Goods	71,838	4,243
Dillard’s, Cl A	20,600	1,473
DineEquity	2,209	185
Dollar General	12,438	962
Dorman Products*	5,808	420
DR Horton	44,969	1,246
DSW, Cl A	177,068	4,207
Duluth Holdings, Cl B* (A)	10,265	344
Dunkin’ Brands Group	74,030	4,019
Eastman Kodak*	4,969	75
Eldorado Resorts*	8,992	124
Ethan Allen Interiors	50,197	1,732
Etsy*	40,690	505

Description	Shares	Market Value ($ Thousands)
Express*	72,027	$962
Fiesta Restaurant Group*	157,385	4,509
Finish Line, Cl A	42,210	947
Five Below* (A)	91,277	3,593
GameStop, Cl A	37,900	936
Gannett	65,316	623
Goodyear Tire & Rubber	128,743	3,951
Grand Canyon Education*	87,370	4,989
Group 1 Automotive	14,300	1,038
Harley-Davidson	54,637	3,327
Harman International Industries	2,676	293
Haverty Furniture	53,168	1,148
Helen of Troy*	16,130	1,373
Hibbett Sports* (A)	125,755	5,062
Horizon Global*	21,115	486
IMAX* (A)	68,775	2,197
International Game Technology	24,237	625
J Alexander’s Holdings*	4,932	47
Jack in the Box	49,969	5,198
John Wiley & Sons, Cl A	9,759	535
K12*	20,142	296
KB Home (A)	71,300	1,129
Kohl’s	17,350	934
La-Z-Boy	6,636	177
Lear	28,487	3,689
Libbey	253,153	4,843
Lions Gate Entertainment (A)	26,725	625
Lithia Motors, Cl A	20,210	1,857
Live Nation*	70,299	1,946
LKQ*	65,842	2,162
Lumber Liquidators Holdings* (A)	143,800	2,538
MarineMax*	52,140	980
Mattel	16,680	527
MDC Partners, Cl A	701,245	4,348
Modine Manufacturing*	3,337	39
Monro Muffler	59,238	3,542
Movado Group	3,969	112
Murphy USA*	35,810	2,442
National CineMedia	379,157	5,816
Nautilus*	27,370	471
New Media Investment	21,846	336
New York Times, Cl A	14,847	193
Ollie’s Bargain Outlet Holdings*	19,795	595
Oxford Industries	7,738	562
Planet Fitness, Cl A (A)	127,736	2,589
Polaris Industries (A)	38,481	3,342
Pool	6,034	607
PulteGroup	27,445	518
Ralph Lauren, Cl A	6,181	647
Rent-A-Center, Cl A	56,700	655
Restaurant Brands International	25,600	1,217
Sally Beauty Holdings*	271,430	7,109

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Sequential Brands Group* (A)	223,200	$1,143
ServiceMaster Global Holdings*	196,574	7,513
Shoe Carnival	44,649	1,166
Sonic Automotive, Cl A	81,600	1,726
Spartan Motors	3,636	33
Stage Stores (A)	77,000	335
Staples	4,492	43
Starz*	15,700	532
Steven Madden*	13,450	498
Superior Industries International	2,119	53
Tailored Brands	24,595	461
TEGNA	125,999	2,826
Tempur Sealy International* (A)	6,510	412
Texas Roadhouse, Cl A	11,770	552
Tile Shop Holdings*	29,510	592
Tilly’s, Cl A*	324	3
Tower International	1,215	32
Universal Electronics*	23,985	1,615
Vail Resorts	10,960	1,736
Vista Outdoor*	10,013	402
Whirlpool	6,200	1,007
William Lyon Homes, Cl A*	106,063	2,100
Wolverine World Wide	195,697	4,409
Wyndham Worldwide	49,202	3,542

		201,203

Consumer Staples — 2.6%
AdvancePierre Foods Holdings	10,686	289
B&G Foods, Cl A	64,835	2,775
Casey’s General Stores	12,492	1,505
Central Garden & Pet* (A)	61,970	1,790
Central Garden and Pet, Cl A*	4,390	120
Chefs’ Warehouse*	23,892	309
Darling Ingredients*	99,157	1,340
Edgewell Personal Care*	2,907	230
elf Beauty* (A)	9,835	310
Energizer Holdings	4,796	215
Fresh Del Monte Produce	21,396	1,327
Freshpet* (A)	119,233	1,103
Hain Celestial Group*	52,906	2,073
Ingles Markets, Cl A	27,718	1,272
Ingredion	8,848	1,039
Inter Parfums	1,608	55
Inventure Foods*	161,069	1,456
John B Sanfilippo & Son	9,762	622
Landec*	119,600	1,710
Nu Skin Enterprises, Cl A	12,213	637
Omega Protein*	129,098	3,092
Pilgrim’s Pride (A)	56,656	998
Primo Water*	181,440	2,333
Sanderson Farms	793	64
Seaboard*	19	78

Description	Shares	Market Value ($ Thousands)
Snyder’s-Lance	102,040	$3,802
SpartanNash	51,299	1,858
Spectrum Brands Holdings (A)	36,695	4,399
SUPERVALU*	147,019	682
TreeHouse Foods*	50,482	3,499
WD-40 (A)	18,089	1,952
Weis Markets	28,731	1,600

		44,534

Energy — 4.4%
Alberta Oilsands*	1,600,500	143
Anadarko Petroleum	16,553	1,145
Approach Resources* (A)	171,107	601
Archrock	3,711	50
Ardmore Shipping (A)	172,298	1,172
Atwood Oceanics (A)	15,300	145
Bill Barrett* (A)	147,282	1,152
Callon Petroleum*	32,456	572
Carrizo Oil & Gas*	93,521	3,960
Contango Oil & Gas*	32,386	320
DHT Holdings	292,100	1,037
Diamond Offshore Drilling (A)	46,300	836
Diamondback Energy*	4,939	533
Dril-Quip*	27,438	1,552
Eclipse Resources* (A)	461,200	1,360
Energen	9,389	583
EQT	15,842	1,110
FMC Technologies*	17,186	589
Forum Energy Technologies*	12,690	276
Gulfport Energy*	145,244	3,731
HollyFrontier	53,200	1,531
International Seaways*	8,629	131
Matador Resources* (A)	14,686	391
Matrix Service*	157,783	3,290
Murphy Oil	8,671	294
Nabors Industries	246,965	3,976
Newfield Exploration*	29,636	1,340
Newpark Resources*	173,400	1,274
Noble	50,500	314
Oasis Petroleum*	189,107	2,831
Oceaneering International	697	19
Oil States International*	12,397	444
Overseas Shipholding Group, Cl A	25,889	200
Pacific Ethanol*	126,300	1,086
Parsley Energy, Cl A*	86,686	3,307
PBF Energy, Cl A (A)	23,100	554
PDC Energy*	45,471	3,385
Pioneer Natural Resources	5,380	1,028
QEP Resources	15,544	306
REX American Resources*	2,834	277
Rice Energy*	71,606	1,744
RigNet*	172,820	2,981

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Rowan, Cl A	31,900	$568
RSP Permian*	49,504	2,210
Scorpio Tankers	582,300	2,463
SM Energy	1,145	46
Smart Sand*	81,050	1,108
Spectra Energy	15,327	628
StealthGas*	272,300	969
Superior Energy Services	111,237	1,918
Synergy Resources* (A)	374,479	3,554
Tesoro	29,400	2,392
TETRA Technologies*	502,400	2,728
Tsakos Energy Navigation (A)	157,700	692
US Silica Holdings	38,905	1,969
Western Refining	5,824	209
Westmoreland Coal*	78,200	1,354
Whiting Petroleum*	150,450	1,838
World Fuel Services	19,988	889
WPX Energy*	32,150	500

		77,605

Financials — 17.8%
1st Source	5,447	214
AGNC Investment‡	25,952	484
Alleghany*	276	157
Allied World Assurance Holdings	5,433	254
Allstate	16,324	1,141
Ally Financial	137,381	2,668
American Equity Investment Life Holding	4,800	100
American Financial Group	81,749	6,722
American National Insurance	892	107
Ameriprise Financial	10,407	1,189
AMERISAFE	2,166	138
Arch Capital Group*	50,915	4,212
Ares Capital (A)	53,000	850
Argo Group International Holdings	6,411	407
Arthur J Gallagher	29,366	1,479
Ashford*	470	21
Aspen Insurance Holdings	67,080	3,418
Associated Banc	72,700	1,661
Assurant	37,723	3,257
Assured Guaranty	66,371	2,373
Axis Capital Holdings	18,813	1,148
BancFirst	4,850	397
Banco Latinoamericano de Comercio Exterior	65,100	1,854
Bancorpsouth	17,510	500
Bank of Hawaii	8,730	728
Bank of the Ozarks	39,388	1,911
BankUnited	103,065	3,652
Bats Global Markets (A)	82,680	2,629
Beneficial Bancorp	45,980	800
Berkshire Hills Bancorp	5,045	171
Blackstone Mortgage Trust, Cl A‡	80,589	2,424

Description	Shares	Market Value ($ Thousands)
Brookline Bancorp	24,855	$370
Bryn Mawr Bank	1,540	57
Camden National	3,234	126
CBOE Holdings	17,450	1,202
CenterState Banks	17,693	397
Central Pacific Financial	185,945	5,495
Chemical Financial	2,501	130
Chimera Investment‡	93,624	1,588
City Holding	2,773	170
CNA Financial	28,100	1,075
CNO Financial Group	238,632	4,272
Colony Financial‡	8,690	178
Comerica	36,143	2,304
Commerce Bancshares	32,717	1,793
Community Bank System	1,294	73
Community Trust Bancorp	21,220	897
Cullen/Frost Bankers	3,149	259
Customers Bancorp*	159,500	4,865
CYS Investments‡	125,100	1,006
Dime Community Bancshares	64,174	1,200
Donnelley Financial Solutions*	5,407	103
E*TRADE Financial*	132,850	4,585
Eagle Bancorp*	87,237	5,125
East West Bancorp	9,552	457
Employers Holdings	18,721	662
Endurance Specialty Holdings	40,309	3,716
Enterprise Financial Services	23,427	900
Evercore Partners, Cl A	48,795	3,289
Everest Re Group	25,677	5,406
FBL Financial Group, Cl A	895	69
FBR	120,500	1,392
Federal Agricultural Mortgage, Cl C	13,895	750
Federated Investors, Cl B	10,385	285
Federated National Holding	5,803	101
Fidelity Southern	7,859	175
Financial Engines (A)	112,851	3,933
First BanCorp*	4,688	28
First Busey	9,010	247
First Citizens BancShares, Cl A	1,888	673
First Defiance Financial	18,915	876
First Financial	7,278	333
First Financial Bancorp	1,828	49
First Foundation*	98,700	2,766
First Hawaiian	30,273	908
First Horizon National	51,638	985
First Interstate Bancsystem, Cl A	23,068	871
First Merchants	5,483	188
First Republic Bank	11,672	956
Flagstar Bancorp*	15,940	449
Flushing Financial	84,473	2,212
FNFV Group*	78,700	1,007
Franklin Financial Network*	42,810	1,616

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Fulton Financial	297,983	$5,289
Genworth Financial, Cl A*	35,741	153
Great Southern Bancorp	2,055	102
Great Western Bancorp	3,463	139
Hancock Holding	128,955	5,358
Hanmi Financial	53,507	1,643
Hanover Insurance Group	62,177	5,384
Hartford Financial Services Group	24,183	1,140
Heartland Financial USA	8,375	359
Hercules Capital	63,688	870
Heritage Financial	11,343	257
HomeStreet*	4,974	144
HomeTrust Bancshares*	3,325	79
Horace Mann Educators	30,746	1,234
Houlihan Lokey	12,158	346
Huntington Bancshares	594,663	7,410
IBERIABANK	13,118	1,087
Independent Bank	15,674	494
Infinity Property & Casualty	9,624	830
International Bancshares	55,700	2,168
International FCStone*	1,517	62
Investment Technology Group	52,800	984
Investors Bancorp	165,522	2,241
Janus Capital Group	10,121	137
Kearny Financial	108,337	1,641
Kemper	123,900	5,074
KeyCorp	198,300	3,433
Lakeland Financial	4,074	172
Lincoln National	37,500	2,404
LPL Financial Holdings	192,581	7,932
M&T Bank	8,140	1,172
Maiden Holdings	247,432	3,810
MB Financial	20,284	878
Meridian Bancorp	200,700	3,562
Meta Financial Group	472	43
MFA Financial‡	219,546	1,717
MGIC Investment*	188,059	1,706
Mortgage Investment Trust‡	82,400	1,449
National Bank Holdings, Cl A	180,200	4,901
National General Holdings	78,470	1,773
Navient	53,300	918
NBT Bancorp	14,079	544
Nelnet, Cl A	39,700	2,003
New Residential Investments‡	18,942	293
Northfield Bancorp	184,100	3,411
OceanFirst Financial	2,367	56
OFG Bancorp	82,195	1,110
Old Republic International	30,657	548
Oritani Financial	9,964	176
PacWest Bancorp	87,529	4,486
People’s United Financial	1,717	32
Popular	170,139	6,916

Description	Shares	Market Value ($ Thousands)
Preferred Bank	16,083	$725
Primerica	30,888	2,184
PrivateBancorp, Cl A	12,216	571
Prospect Capital (A)	212,000	1,707
Prosperity Bancshares	14,240	942
Radian Group	5,056	74
Raymond James Financial	41,044	2,953
Regions Financial	322,100	4,361
Reinsurance Group of America, Cl A	22,948	2,801
RenaissanceRe Holdings	822	107
Republic Bancorp, Cl A	31,200	1,155
Sandy Spring Bancorp	6,454	235
ServisFirst Bancshares	13,987	1,030
Signature Bank NY*	9,553	1,432
SLM*	111,864	1,126
Starwood Property Trust‡	79,803	1,793
State Bank Financial	156,600	3,866
Sterling Bancorp	87,440	1,989
Stifel Financial*	41,718	2,080
Stock Yards Bancorp	3,654	151
Stonegate Bank	2,730	106
SVB Financial Group*	11,301	1,786
Synovus Financial	163,185	6,317
TCF Financial	276,854	4,803
TFS Financial	75,077	1,399
Tompkins Financial	1,994	172
Towne Bank	15,667	505
TriCo Bancshares	6,119	191
TrustCo Bank NY	15,102	123
Trustmark	3,154	106
Two Harbors Investment‡	267,702	2,321
UMB Financial	3,596	273
Union Bankshares	7,176	243
United Community Banks	261,040	7,095
United Fire Group	11,446	520
Universal Insurance Holdings (A)	57,800	1,387
Univest Corp of Pennsylvania	34,048	972
Unum Group	119,066	5,033
Validus Holdings	73,010	3,967
Voya Financial	28,542	1,109
Washington Federal	72,376	2,349
Washington Trust Bancorp	1,072	55
Waterstone Financial	1,891	34
WesBanco	30,800	1,228
Westamerica Bancorporation (A)	33,451	2,075
Western Alliance Bancorp*	98,689	4,611
White Mountains Insurance Group	305	255
Wintrust Financial	35,268	2,322
WisdomTree Investments (A)	269,885	2,985
World Acceptance* (A)	13,400	754

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Zions Bancorporation	120,327	$4,788

		310,871

Health Care — 10.1%
ABIOMED*	20,589	2,311
Acadia Healthcare*	7,902	300
Accuray*	831,500	4,199
Adamas Pharmaceuticals* (A)	12,939	194
Aerie Pharmaceuticals*	7,000	260
Aimmune Therapeutics*	12,435	282
Akorn*	16,028	340
Alder Biopharmaceuticals* (A)	9,039	213
Alere*	5,602	223
Align Technology*	32,131	2,990
Alkermes*	19,540	1,110
Allscripts Healthcare Solutions*	14,239	156
Alnylam Pharmaceuticals*	36,460	1,600
AMAG Pharmaceuticals*	184,715	6,133
AmerisourceBergen	6,226	486
Amicus Therapeutics*	29,312	175
AMN Healthcare Services*	181,577	6,047
Amsurg, Cl A*	41,457	2,824
AngioDynamics*	1,658	27
Anika Therapeutics*	5,013	234
Ardelyx*	29,880	442
ARIAD Pharmaceuticals* (A)	23,730	320
Atara Biotherapeutics* (A)	74,658	1,482
athenahealth* (A)	21,469	2,031
AtriCure* (A)	71,650	1,289
Audentes Therapeutics*	9,537	157
BioDelivery Sciences International*	144,860	246
Bluebird Bio* (A)	30,587	1,846
Bovie Medical* (A)	138,440	588
Capital Senior Living*	152,745	2,380
Catalent*	79,785	1,909
Charles River Laboratories International*	32,628	2,320
Community Health Systems*	34,400	187
Cooper	29,077	4,783
Cynosure, Cl A*	83,894	3,805
DBV Technologies ADR*	45,332	1,656
DENTSPLY SIRONA	14,803	861
DexCom*	36,335	2,372
Diplomat Pharmacy* (A)	72,132	1,021
Eagle Pharmaceuticals* (A)	9,500	750
Endologix* (A)	297,946	2,190
Exact Sciences* (A)	139,542	2,061
Exactech*	5,299	133
Exelixis*	98,700	1,670
Flamel Technologies ADR*	158,114	1,679
Glaukos*	14,173	442
GW Pharmaceuticals ADR*	1,414	158
HealthSouth (A)	51,283	2,137

Description	Shares	Market Value ($ Thousands)
Hill-Rom Holdings	27,458	$1,465
Horizon Pharma*	22,585	447
ICON*	22,678	1,715
Idexx Laboratories*	8,585	1,010
Impax Laboratories*	47,909	692
INC Research Holdings, Cl A*	142,832	7,070
Inogen*	33,750	2,175
Insulet*	43,755	1,472
Integra LifeSciences Holdings*	53,258	4,303
Intercept Pharmaceuticals*	8,715	881
Invuity*	76,120	518
iRhythm Technologies*	1,443	44
Juno Therapeutics* (A)	46,731	937
Kindred Healthcare	75,400	501
Lannett* (A)	19,092	437
LeMaitre Vascular	96,120	2,179
Ligand Pharmaceuticals* (A)	49,346	5,152
Magellan Health Services*	4,010	292
Mallinckrodt*	26,700	1,407
Medicines*	7,290	256
Medidata Solutions*	84,442	4,664
MEDNAX*	40,779	2,670
Molina Healthcare*	75,512	3,992
NeoGenomics*	200,925	1,796
Neurocrine Biosciences*	39,759	1,847
Nevro* (A)	23,922	1,819
Novadaq Technologies* (A)	197,656	1,571
NuVasive*	23,115	1,500
Omnicell*	61,710	2,212
Otonomy*	10,675	181
Owens & Minor	28,900	980
Patterson	110,272	4,272
PDL BioPharma	11,850	26
Penumbra*	9,546	591
PerkinElmer	7,680	390
PRA Health Sciences*	89,185	4,791
Premier, Cl A*	10,235	308
Prestige Brands Holdings*	121,896	5,799
Prothena* (A)	5,600	331
Quest Diagnostics	11,545	1,010
Quidel*	60,670	1,391
Radius Health* (A)	5,400	287
Revance Therapeutics* (A)	98,896	1,657
Sage Therapeutics*	6,273	314
SciClone Pharmaceuticals*	11,900	118
Seattle Genetics*	10,500	681
Select Medical Holdings*	93,800	1,140
Spectranetics* (A)	109,571	2,394
STERIS	51,103	3,353
Sucampo Pharmaceuticals, Cl A*	73,200	1,190
Supernus Pharmaceuticals*	114,493	2,467
Tabula Rasa HealthCare*	42,452	589

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Teleflex	2,741	$405
TESARO*	7,929	1,076
Trinity Biotech ADR (A)	338,510	2,265
Triple-S Management, Cl B*	38,611	860
Ultragenyx Pharmaceutical*	4,442	348
United Therapeutics*	9,100	1,143
Vanda Pharmaceuticals*	37,610	619
Veracyte* (A)	135,050	1,030
Vocera Communications*	242,470	4,413
VWR*	6,295	171
WellCare Health Plans*	5,226	716
West Pharmaceutical Services	6,340	515
Wright Medical Group* (A)	39,385	907
Zeltiq Aesthetics* (A)	36,351	1,600

		176,371

Industrials — 18.5%
AAR	54,677	2,017
ABM Industries	110,310	4,854
Actuant, Cl A	21,071	547
Advanced Disposal Services*	10,351	208
Advisory Board*	35,706	1,264
AerCap Holdings*	27,216	1,166
Aerojet Rocketdyne Holdings*	77,216	1,569
AGCO	23,552	1,314
Air Transport Services Group*	219,400	3,554
Aircastle	67,002	1,439
Alamo Group	6,820	498
Alaska Air Group	4,098	337
Albany International, Cl A	29,060	1,357
Allegion	22,424	1,500
Allison Transmission Holdings, Cl A	29,283	971
Altra Industrial Motion	12,645	443
American Woodmark*	10,850	832
AO Smith	23,806	1,158
Apogee Enterprises	111,876	5,336
Applied Industrial Technologies	11,173	669
ARC Document Solutions*	420,495	1,875
Astec Industries	47,253	3,133
Babcock & Wilcox Enterprises*	148,400	2,365
Barnes Group	828	38
Beacon Roofing Supply*	12,215	567
Brady, Cl A	16,816	618
Briggs & Stratton	85,290	1,767
BWX Technologies	139,009	5,444
Carlisle	8,726	979
CEB	99,795	5,883
Celadon Group (A)	194,700	1,567
Chicago Bridge & Iron	8,851	297
Clean Harbors*	148,387	7,842
Copart*	15,985	875
Costamare (A)	86,039	496

Description	Shares	Market Value ($ Thousands)
Covanta Holding	155,900	$2,276
CRA International	5,973	196
Crane	34,264	2,518
Deluxe	121,405	8,219
Dover	10,016	727
Ducommun*	4,064	116
Dycom Industries*	25,292	1,852
EMCOR Group	57,310	3,976
Engility Holdings*	29,700	1,077
Ennis	71,123	1,149
EnPro Industries	13,128	798
Esterline Technologies*	813	71
Exponent	50,470	3,061
Federal Signal	5,318	84
Fluor	35,019	1,874
Fortune Brands Home & Security	18,075	997
Forward Air	100,985	4,886
FreightCar America	201,245	2,954
Generac Holdings*	47,943	1,965
General Cable	96,925	1,817
Genesee & Wyoming, Cl A*	51,251	3,916
Gibraltar Industries*	18,170	818
Global Brass & Copper Holdings	35,467	1,016
Great Lakes Dredge & Dock*	913,051	3,880
Greenbrier	557	22
H&E Equipment Services	25,653	472
Harsco	92,984	1,302
Healthcare Services Group (A)	57,655	2,246
Heartland Express (A)	213,126	4,584
HEICO, Cl A	77,096	5,181
Hexcel	27,819	1,439
Huntington Ingalls Industries	31,363	5,606
Huron Consulting Group*	73,578	3,881
Hyster-Yale Materials Handling	677	44
ICF International*	75,081	4,156
IDEX	16,397	1,535
InnerWorkings*	261,800	2,422
Insteel Industries	54,570	2,159
ITT	45,357	1,831
Jacobs Engineering Group*	4,925	305
JetBlue Airways*	227,460	4,570
John Bean Technologies	61,324	5,531
Joy Global	7,609	213
Kadant	30,866	1,932
KAR Auction Services	47,595	2,007
KBR	250,145	4,180
Kelly Services, Cl A	12,766	257
Kennametal	88,484	3,052
KEYW Holding* (A)	94,700	1,187
Kirby*	66,480	4,218
Korn/Ferry International	57,590	1,462
Lincoln Electric Holdings	26,495	2,080

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
LSC Communications	31,552	$651
Macquarie Infrastructure	4,945	405
Manitowoc Foodservice*	84,867	1,506
Manpowergroup	44,392	3,791
MasTec*	111,585	4,235
Matthews International, Cl A	34,223	2,490
McGrath RentCorp	4,071	150
Mercury Systems*	172,025	5,111
Meritor*	232,790	2,938
Middleby*	16,540	2,266
Moog, Cl A*	19,578	1,367
MRC Global*	35,150	708
MSC Industrial Direct, Cl A	37,124	3,317
Mueller Industries	12,103	460
Multi-Color	5,282	380
MYR Group*	19,448	728
NACCO Industries, Cl A	4,367	415
National Presto Industries	4,328	412
NN	29,881	506
Nordson	5,389	575
Northwest Pipe*	13,437	235
NV5 Global*	39,945	1,460
Old Dominion Freight Line*	33,735	2,945
On Assignment*	95,875	3,959
Orbital ATK	2,778	237
Orion Marine Group*	147,200	1,468
Oshkosh Truck	53,073	3,715
Owens Corning	40,312	2,071
Parker Hannifin	5,218	725
Park-Ohio Holdings	1,937	82
Paylocity Holding*	15,697	520
Pitney Bowes	103,400	1,484
Powell Industries	735	32
Proto Labs* (A)	52,954	2,759
Quad, Cl A	13,612	383
Quanta Services*	45,377	1,530
Rand Logistics*	90,887	84
RBC Bearings*	7,120	603
Regal-Beloit	42,358	3,088
Ritchie Bros Auctioneers	34,344	1,313
Roadrunner Transportation Systems*	128,221	1,286
RR Donnelley & Sons	14,418	251
Ryder System	21,600	1,691
Saia*	31,546	1,317
Sensata Technologies Holding*	147,869	5,526
SiteOne Landscape Supply*	8,024	269
SkyWest	2,004	74
Snap-on	774	129
Sparton*	8,675	211
Spirit AeroSystems Holdings, Cl A	66,326	3,863
Spirit Airlines*	49,545	2,755
Standex International	10,724	945

Description	Shares	Market Value ($ Thousands)
Stericycle*	13,028	$951
Sterling Construction*	138,050	1,144
Supreme Industries, Cl A	17,317	246
Swift Transporation, Cl A* (A)	150,102	3,748
Team*	59,862	2,053
Teledyne Technologies*	3,826	478
Tennant	71,157	5,344
Terex	8,200	250
Tetra Tech	56,983	2,442
Timken	24,618	961
Titan Machinery* (A)	143,200	2,003
TriMas*	33,244	713
TriNet Group*	254,837	6,429
Trinity Industries	72,400	2,012
Triton International	24,400	471
Triumph Group	41,723	1,160
Tutor Perini*	178,000	4,646
UniFirst	4,582	648
United Rentals*	8,466	856
Univar*	62,986	1,568
Universal Forest Products	3,356	333
USG*	48,207	1,381
Vectrus*	29,642	685
Viad	2,833	124
Wabash National	60,593	836
Wabtec	47,388	4,012
WageWorks*	45,216	3,339
Waste Connections	21,040	1,608
Watts Water Technologies, Cl A	5,260	359
WESCO International*	17,663	1,199
Woodward Governor	30,948	2,096
XPO Logistics* (A)	81,233	3,617
Xylem	42,993	2,218

		322,247

Information Technology — 16.7%
2U* (A)	138,834	4,590
8x8*	187,775	2,563
Actua*	52,524	712
Acxiom*	155,268	4,119
Advanced Energy Industries*	23,819	1,315
Aerohive Networks*	350,115	1,929
Alarm.com Holdings*	39,540	1,171
Alpha & Omega Semiconductor*	21,773	474
Amkor Technology*	25,968	307
Applied Micro Circuits*	186,900	1,635
Arista Networks*	5,720	542
ARRIS International*	40,135	1,151
Arrow Electronics*	37,314	2,547
Aspen Technology*	15,065	796
Avnet	97,091	4,456
AVX	4,911	75

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Barracuda Networks*	61,770	$1,361
Bazaarvoice*	266,693	1,413
Belden	33,840	2,501
Benchmark Electronics*	90,327	2,561
Black Box	49,541	760
Blackbaud	24,730	1,553
Blackhawk Network Holdings, Cl A*	56,971	2,051
Booz Allen Hamilton Holding	116,340	4,399
BroadSoft*	10,577	439
Brocade Communications Systems	194,818	2,404
Cabot Microelectronics	596	36
CACI International, Cl A*	18,354	2,375
Cadence Design Systems*	336,945	8,855
CalAmp*	269,445	3,918
Callidus Software*	223,318	3,506
Cavium*	81,654	4,657
CDW	78,635	4,029
ChannelAdvisor*	202,464	2,915
Ciber*	870,757	723
Ciena*	81,376	1,746
Cimpress* (A)	28,013	2,436
Cirrus Logic*	6,350	349
Cognex	19,335	1,154
Coherent*	29,812	3,890
Cohu	7,623	95
CommScope Holding*	84,849	3,053
CommVault Systems*	20,930	1,130
Convergys	91,108	2,357
Cornerstone OnDemand*	68,720	2,468
CoStar Group*	12,545	2,397
CSG Systems International	27,880	1,241
CSRA	104,787	3,354
Cypress Semiconductor	230,958	2,598
Descartes Systems Group*	111,812	2,477
Diebold	62,655	1,429
Digi International*	64,354	862
Dolby Laboratories, Cl A	22,780	1,051
DST Systems	36,840	3,802
Ellie Mae*	6,442	532
EPAM Systems*	6,010	396
ePlus*	7,300	812
Euronet Worldwide*	72,037	5,166
Exar*	450,152	4,497
F5 Networks*	7,735	1,089
FARO Technologies*	4,978	181
Fidelity National Information Services	14,803	1,143
Finisar*	1,186	39
FireEye*	268,059	3,442
First Data, Cl A*	83,920	1,223
First Solar*	3,983	121
Five9*	96,876	1,534
Flex*	322,427	4,591

Description	Shares	Market Value ($ Thousands)
Fortinet*	13,370	$402
Gartner*	38,155	3,923
Globant* (A)	9,940	341
Guidewire Software*	29,916	1,667
Hackett Group	85,100	1,511
HubSpot*	9,170	514
IAC	9,231	622
Imperva*	22,600	862
Ingram Micro, Cl A	9,663	362
Insight Enterprises*	63,318	2,217
Instructure*	33,160	648
Integrated Device Technology*	37,680	882
Intersil, Cl A	9,383	208
InterXion Holding*	35,050	1,197
Ixia*	97,578	1,342
IXYS	17,360	203
Jabil Circuit	4,405	93
Kulicke & Soffa Industries*	74,242	1,146
Littelfuse	45,807	6,678
LogMeIn	74,437	7,507
Lumentum Holdings*	120,443	4,830
MACOM Technology Solutions Holdings*	18,858	940
Manhattan Associates*	16,810	881
ManTech International, Cl A	5,540	238
Marvell Technology Group	297,736	4,270
MAXIMUS	104,251	5,764
Mentor Graphics	90,099	3,293
Microchip Technology	14,188	939
Microsemi*	101,760	5,571
MKS Instruments	7,701	443
Monolithic Power Systems	51,188	4,199
Nanometrics*	13,054	312
NCR*	69,300	2,685
NeoPhotonics*	14,184	183
NETGEAR*	43,147	2,317
New Relic* (A)	57,224	1,815
Nutanix, Cl A* (A)	3,619	116
Oclaro*	31,622	283
ON Semiconductor*	208,059	2,451
Pandora Media* (A)	25,138	292
PDF Solutions*	167,764	3,951
Perficient*	144,565	2,602
Photronics*	54,170	542
Plexus*	31,722	1,621
Progress Software	3,886	115
Proofpoint*	42,102	3,242
PTC*	41,150	2,004
Q2 Holdings*	72,373	2,135
QAD, Cl A	53,100	1,540
Qorvo*	18,052	964
QuinStreet*	5,522	18
RealPage*	115,679	3,308

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
RetailMeNot*	5,624	$52
RingCentral, Cl A*	32,677	704
Rogers*	470	35
Rubicon Project*	76,043	574
Rudolph Technologies*	65,697	1,288
Sanmina*	98,991	3,252
ScanSource*	9,128	345
Seagate Technology (A)	44,900	1,800
Semtech*	27,005	759
Shopify, Cl A*	33,010	1,376
Shutterstock* (A)	30,945	1,456
Silicon Laboratories*	11,438	759
Sonus Networks*	45,418	274
SPS Commerce*	18,386	1,274
SS&C Technologies Holdings (A)	162,766	4,885
Stratasys* (A)	92,940	1,678
SuperCom*	188,485	603
Sykes Enterprises*	32,059	903
SYNNEX	4,700	549
Synopsys*	29,474	1,783
Take-Two Interactive Software*	40,799	2,009
Tech Data*	47,168	4,003
Teradata*	52,200	1,402
Teradyne	181,267	4,419
Tessera Technologies	808	32
Trimble*	127,081	3,582
Tyler Technologies*	21,705	3,232
Ultimate Software Group*	2,588	530
Ultratech*	61,200	1,403
Viavi Solutions*	130,500	1,024
Virtusa*	22,812	507
Western Digital	10,300	656
WEX*	9,300	1,028
Xcerra*	228,434	1,448
Xilinx	24,970	1,348
Yelp, Cl A*	21,965	817
Zebra Technologies, Cl A*	13,105	1,036

		290,507

Materials — 4.3%
AdvanSix*	66,900	1,251
AK Steel Holding* (A)	144,042	1,315
Albemarle	11,278	990
Allegheny Technologies (A)	215,730	3,784
Avery Dennison	12,662	912
Ball	15,220	1,142
Bemis	26,710	1,337
Berry Plastics Group*	158,195	7,873
Cabot	65,027	3,312
Carpenter Technology	19,821	709
Celanese, Cl A	14,495	1,150
Century Aluminum*	105,825	976

Description	Shares	Market Value ($ Thousands)
Chemours	18,239	$451
Clearwater Paper*	11,700	728
Cliffs Natural Resources*	50,325	443
Coeur Mining*	45,267	437
Commercial Metals	14,431	318
Crown Holdings*	23,754	1,292
Domtar	36,200	1,422
Eastman Chemical	14,600	1,097
Ferroglobe*	141,200	16
Ferroglobe PLC	141,200	1,611
Flotek Industries* (A)	7,675	103
FMC	33,707	1,892
FutureFuel	25,106	345
Glatfelter	39,200	900
Headwaters*	72,200	1,711
Hecla Mining	6,484	39
Huntsman	178,650	3,480
Ingevity*	62,025	3,248
Innophos Holdings	15,790	861
Innospec	5,133	337
Kaiser Aluminum	7,223	595
Kraton Performance Polymers*	56,975	1,757
Materion	5,196	199
Olin	66,195	1,721
Olympic Steel	19,388	474
OMNOVA Solutions*	10,140	97
PolyOne	22,397	738
Rayonier Advanced Materials	12,371	172
Real Industry*	200,900	1,175
Reliance Steel & Aluminum	13,235	1,073
Royal Gold	3,160	220
Ryerson Holding*	37,424	535
Schweitzer-Mauduit International	65,294	2,745
Scotts Miracle-Gro, Cl A	7,163	654
Sensient Technologies	47,785	3,732
Silgan Holdings	11,926	590
Sonoco Products	7,686	416
Steel Dynamics	74,731	2,651
Stepan	2,076	168
Summit Materials, Cl A*	76,087	1,809
SunCoke Energy	17,405	199
Tahoe Resources	22,615	217
Tredegar	386	9
Trinseo	26,142	1,531
Tronox, Cl A (A)	119,071	1,350
United States Steel	76,671	2,480
US Concrete*	21,716	1,235
Westlake Chemical	17,849	1,056
WestRock	3,861	198

		75,278

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Real Estate — 5.6%
Agree Realty‡	10,365	$465
Alexander’s‡	67	29
Alexandria Real Estate Equities‡	14,120	1,547
American Campus Communities‡	68,642	3,234
Apartment Investment & Management, Cl A‡	18,068	761
Apple Hospitality‡	6,869	127
Armada Hoffler Properties‡	19,201	270
Ashford Hospitality Prime‡	3,000	38
Ashford Hospitality Trust‡	83,700	588
Brandywine Realty Trust‡	121,300	1,862
Brixmor Property Group‡	70,980	1,728
Camden Property Trust‡	13,704	1,079
CareTrust‡	103,100	1,459
CatchMark Timber Trust, Cl A‡	69,358	759
CBL & Associates Properties‡	70,700	838
Cedar Realty Trust‡	385,300	2,485
Chatham Lodging Trust‡	37,400	717
Colony Starwood Homes‡	141,200	4,314
Columbia Property Trust‡	13,272	280
Communications Sales & Leasing‡	9,980	249
CoreCivic‡	8,154	185
CoreSite Realty‡	14,000	987
Corporate Office Properties Trust‡	38,354	1,098
Cousins Properties‡	135,000	1,068
CyrusOne‡	20,506	875
DCT Industrial Trust‡	3,531	162
DDR‡	150,502	2,291
DiamondRock Hospitality‡	96,069	1,017
Douglas Emmett‡	6,805	250
Duke Realty‡	116,368	2,959
Education Realty Trust‡	20,910	849
EPR Properties‡	5,425	377
Equinix‡	2,104	713
Equity Commonwealth*‡	152,065	4,422
Equity One‡	27,381	818
FelCor Lodging Trust‡	89,900	653
First Industrial Realty Trust‡	17,455	462
Forest City Realty Trust, Cl A‡	103,724	1,918
Franklin Street Properties‡	74,400	934
Geo Group‡	38,466	1,279
Getty Realty‡	49,874	1,198
Gramercy Property Trust‡	386,200	3,375
Healthcare Realty Trust‡	4,564	134
Healthcare Trust of America, Cl A‡	20,828	589
Highwoods Properties‡	6,285	302
Hospitality Properties Trust‡	99,100	2,873
Host Hotels & Resorts‡	47,730	852
Iron Mountain‡	30,295	1,000
Jones Lang LaSalle	—	—
Kennedy-Wilson Holdings	172,900	3,691
Lexington Realty Trust‡	348,641	3,601

Description	Shares	Market Value ($ Thousands)
Liberty Property Trust‡	15,878	$626
Life Storage‡	5,360	435
LTC Properties‡	783	36
Mack-Cali Realty‡	139,387	3,770
MedEquities Realty Trust	140,600	1,531
Medical Properties Trust‡	72,666	866
Mid-America Apartment Communities‡	27,935	2,560
Monmouth Real Estate Investment, Cl A‡	5,246	74
National Health Investors‡	15,800	1,118
National Retail Properties‡	20,240	864
National Storage Affiliates Trust‡	171,816	3,536
NexPoint Residential Trust‡	1,362	27
Omega Healthcare Investors‡	43,400	1,279
Outfront Media‡	23,947	604
Parkway*	16,875	331
Piedmont Office Realty Trust, Cl A‡	110,394	2,168
Post Properties‡	3,714	241
RAIT Financial Trust‡	22,999	71
Rayonier‡	3,859	102
Regency Centers‡	14,065	940
Retail Opportunity Investments‡	—	—
Retail Properties of America, Cl A‡	21,137	323
Ryman Hospitality Properties‡	16,593	977
Sabra Health Care‡	44,600	987
Saul Centers‡	4,795	304
Select Income‡	105,126	2,569
Senior Housing Properties Trust‡	162,942	2,943
Seritage Growth Properties‡ (A)	31,850	1,517
Spirit Realty Capital‡	22,825	246
STORE Capital‡	8,396	208
Sun Communities‡	5,490	396
Sunstone Hotel Investors‡	104,562	1,520
Washington Real Estate Investment Trust‡	4,559	142
Weingarten Realty Investors‡	16,037	569
WP Carey‡	1,000	58

		97,699

Telecommunication Services — 0.5%
ATN International	4,429	320
Cincinnati Bell*	13,059	269
Cogent Communications Holdings	11,624	435
FairPoint Communications*	2,247	37
IDT, Cl B	23,769	503
Inteliquent	76,000	1,721
Intelsat*	37,858	156
Iridium Communications* (A)	160,800	1,415
Ooma*	62,341	580
Spok Holdings	3,804	69
Telephone & Data Systems	1,434	39
Vonage Holdings*	189,685	1,250

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Zayo Group Holdings*	42,030	$1,450

		8,244

Utilities — 3.2%
ALLETE	73,008	4,513
Alliant Energy	46,406	1,667
Ameren	28,700	1,410
American States Water	3,051	129
Aqua America	12,964	385
Atmos Energy	17,502	1,245
Avista	46,303	1,874
Cadiz* (A)	92,873	966
Calpine*	120,050	1,339
Chesapeake Utilities	22,987	1,490
Connecticut Water Service	2,258	123
DTE Energy	13,115	1,221
Edison International	14,711	1,012
El Paso Electric	1,493	67
Fortis	—	—
Great Plains Energy	144,564	3,815
Hawaiian Electric Industries	38,536	1,187
IDACORP	14,104	1,074
MDU Resources Group	9,752	271
MGE Energy	6,158	365
Middlesex Water	9,150	373
Northwest Natural Gas	9,946	570
NorthWestern	50,811	2,850
OGE Energy	102,100	3,231
ONE Gas	25,633	1,538
Ormat Technologies	1,047	50
Pinnacle West Capital	67,902	5,020
PNM Resources	84,624	2,674
Portland General Electric	123,307	5,130
PPL	25,025	837
SCANA	11,200	790
SJW	11,683	627
South Jersey Industries	42,550	1,404
Southwest Gas	20,590	1,526
Talen Energy*	4,552	64
UGI	80,361	3,600
Unitil	5,604	238
Vectren	19,067	936
Westar Energy, Cl A	10,409	593

		56,204

Total Common Stock (Cost $1,361,557) ($ Thousands)		1,660,763

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.2%

Exchange Traded Fund — 0.2%
iShares Russell 2000 Value Fund (A)	33,400	$3,836

Total Exchange Traded Fund (Cost $3,776) ($ Thousands)		3,836

	Number of Rights
RIGHTS — 0.0%
Dyax, Expires 12/31/2019*	59,546	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares
AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.470%**† (B)	119,958,088	119,961

Total Affiliated Partnership (Cost $119,959) ($ Thousands)		119,961

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	65,438,489	65,438

Total Cash Equivalent (Cost $65,438) ($ Thousands)		65,438

Total Investments — 106.0% (Cost $1,550,730) ($ Thousands)		$1,849,998

Percentages are based on Net Assets of $1,744,846 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $116,897 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $119,961 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2016

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,660,763	$—	$—	$1,660,763
Exchange Traded Fund	3,836	—	—	3,836
Rights	—	—	—	—
Affiliated Partnership	—	119,961	—	119,961
Cash Equivalent	65,438	—	—	65,438

Total Investments in Securities	$1,730,037	$119,961	$—	$1,849,998

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Consumer Discretionary — 9.6%
American Eagle Outfitters	121,651	$2,015
Aramark	140,202	4,824
Bed Bath & Beyond	156,645	7,019
Best Buy	20,211	924
Big Lots	70,552	3,571
BJ’s Restaurants*	7,547	280
Brinker International	155,906	8,280
Canadian Tire, Cl A	77,700	8,085
Cheesecake Factory	66,529	3,936
Children’s Place	20,600	2,139
Cogeco Communications	13,400	643
Comcast, Cl A	104,000	7,229
Cooper Tire & Rubber	16,090	616
Cooper-Standard Holdings*	5,209	497
Cracker Barrel Old Country Store	2,634	429
Darden Restaurants	35,300	2,587
Del Frisco’s Restaurant Group*	3,767	65
Dillard’s, Cl A	22,360	1,599
Dollar General	31,491	2,435
Eldorado Resorts*	23,445	322
Escalade	4,575	63
Foot Locker	82,744	5,930
GameStop, Cl A	28,187	696
Gannett	10,340	99
General Motors	6,418	222
Genuine Parts	9,335	898
Golden Entertainment	2,096	26
H&R Block	12,072	267
Hemisphere Media Group, Cl A*	11,448	136
HSN	41,600	1,585
International Speedway, Cl A	7,007	258
John Wiley & Sons, Cl A	5,143	282
Kohl’s	113,822	6,127
Lear	11,198	1,450
Lindblad Expeditions Holdings*	6,864	66
Macy’s	42,600	1,798
Mattel	98,162	3,099
McDonald’s	71,466	8,524
Michael Kors Holdings*	99,573	4,629
MSG Networks*	26,238	537
Murphy USA*	88,400	6,028
National CineMedia	2,931	45
NVR*	1,851	2,952
Panera Bread, Cl A*	7,321	1,553
PetMed Express	21,310	465
Regal Entertainment Group, Cl A	19,324	443
Ross Stores	6,142	415
Sally Beauty Holdings*	137,600	3,604
Scripps Networks Interactive, Cl A	70,000	4,848
Staples	110,259	1,066
Target	275,941	21,314

Description	Shares	Market Value ($ Thousands)
Texas Roadhouse, Cl A	2,218	$104
Under Armour, Cl C*	14,731	380
Viacom, Cl B	94,600	3,546
Wayfair, Cl A*	806	29
Yum! Brands	30,323	1,922

		142,901

Consumer Staples — 14.7%
Altria Group	360,004	23,015
Amplify Snack Brands*	5,092	48
Bunge	132,400	9,040
Calavo Growers	3,819	206
Cal-Maine Foods	1,238	50
Church & Dwight	21,204	929
Clorox	38,150	4,409
Coca-Cola	107,926	4,355
Colgate-Palmolive	99,809	6,511
Costco Wholesale	43,021	6,458
CVS Health	59,500	4,575
Dean Foods	171,874	3,413
Dr. Pepper Snapple Group	253,888	22,022
Flowers Foods	143,273	2,224
Fresh Del Monte Produce	124,035	7,691
General Mills	97,739	5,956
Hershey	48,853	4,721
Hormel Foods	56,653	1,940
Ingredion	25,900	3,040
J&J Snack Foods	3,801	462
Kellogg	34,549	2,488
Kimberly-Clark	54,500	6,301
Kroger	265,337	8,570
Lancaster Colony	9,899	1,341
McCormick	55,206	5,035
Metro, Cl A	88,500	2,693
Nu Skin Enterprises, Cl A	5,624	294
PepsiCo	94,565	9,466
Philip Morris International	102,076	9,011
Pinnacle Foods	42,353	2,099
Sanderson Farms	49,400	3,984
Snyder’s-Lance	7,995	298
Sysco	171,356	9,125
Tyson Foods, Cl A	190,686	10,833
Universal	53,536	2,947
Vector Group	29,239	624
Wal-Mart Stores	397,859	28,021
Weis Markets	82,701	4,606

		218,801

Energy — 1.0%
Adams Resources & Energy	443	17
Exxon Mobil	131,600	11,489
Frank’s International	95,543	1,203

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Valero Energy	42,700	$2,629

		15,338

Financials — 16.5%
Access National	2,563	70
AGNC Investment‡	79,200	1,478
Alleghany*	705	400
Allied World Assurance Holdings	43,593	2,041
Allstate	168,703	11,796
American Financial Group	125,284	10,302
American Homes 4 Rent, Cl A‡	9,065	191
American National Insurance	8,758	1,055
AMERISAFE	2,204	140
Annaly Capital Management‡	667,000	6,817
Anworth Mortgage Asset‡	50,060	260
Apollo Commercial Real Estate Finance‡	309,803	5,316
Arch Capital Group*	50,806	4,203
Ares Commercial Real Estate‡	2,962	40
Argo Group International Holdings	4,488	285
Aspen Insurance Holdings	94,640	4,822
Assured Guaranty	61,526	2,200
Atlas Financial Holdings*	16,638	281
Axis Capital Holdings	183,105	11,171
Bank of America	182,956	3,864
Bank of Marin Bancorp	763	48
BankUnited	35,742	1,266
Berkshire Hathaway, Cl B*	95,700	15,067
BNC Bancorp	7,558	228
BOK Financial	6,775	544
Canadian Imperial Bank of Commerce	65,200	5,139
Capitol Federal Financial	53,096	845
Capstead Mortgage‡	72,004	745
Carolina Financial	7,119	189
CBOE Holdings	63,528	4,377
Charter Financial	2,061	29
Chemical Financial	2,900	150
Citigroup	7,143	403
Citizens Financial Group	19,288	646
Community Trust Bancorp	2,375	100
CU Bancorp*	3,267	91
Cullen/Frost Bankers	12,504	1,029
Employers Holdings	5,322	188
Endurance Specialty Holdings	21,777	2,008
Erie Indemnity, Cl A	6,540	701
Essent Group*	4,569	139
Everest Re Group	94,442	19,885
Farmers Capital Bank	3,534	127
Farmers National Banc	2,368	28
First Business Financial Services	5,209	114
First Foundation*	7,001	196
First Mid-Illinois Bancshares	3,636	111
Genworth MI Canada	22,800	554

Description	Shares	Market Value ($ Thousands)
Great Ajax	8,930	$116
Green Dot, Cl A*	13,926	336
Guaranty Bancorp	2,615	56
Hanover Insurance Group	65,282	5,653
Heritage Insurance Holdings	5,640	81
Horizon Bancorp	7,091	162
Houlihan Lokey	4,610	131
James River Group Holdings	6,113	238
JPMorgan Chase	18,198	1,459
MBT Financial	6,041	58
MFA Financial‡	1,049,704	8,209
MidWestOne Financial Group	2,246	75
MTGE Investment‡	28,418	475
National Bank of Canada	119,200	4,461
National Commerce*	1,236	40
National General Holdings	3,318	75
Northwest Bancshares	14,483	263
Old Line Bancshares	5,303	116
Old Republic International	11,670	209
Old Second Bancorp	15,296	141
Oritani Financial	3,769	67
Pacific Premier Bancorp*	19,184	615
PennyMac Mortgage Investment Trust‡	251,400	4,093
Peoples Financial Services	3,680	162
People’s Utah Bancorp	3,035	70
PNC Financial Services Group	125,700	13,895
Popular	27,780	1,129
Preferred Bank	2,713	122
ProAssurance	5,469	307
Reinsurance Group of America, Cl A	30,693	3,746
RenaissanceRe Holdings	89,597	11,698
RLI	5,277	317
Starwood Property Trust‡	313,000	7,033
Stonegate Bank	12,115	472
Territorial Bancorp	996	31
Thomson Reuters	6,551	283
Toronto-Dominion Bank	140,900	6,661
Travelers	175,938	19,943
Triumph Bancorp*	1,315	28
Two Harbors Investment‡	527,028	4,569
US Bancorp	53,013	2,631
Validus Holdings	263,700	14,329
Virtu Financial, Cl A	33,339	462
Voya Financial	11,289	439
Washington Federal	12,601	409
WashingtonFirst Bankshares	855	23
Waterstone Financial	11,928	214
Wells Fargo	118,000	6,245
White Mountains Insurance Group	285	239

		244,265

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Health Care — 14.3%
AbbVie	62,974	$3,829
Allscripts Healthcare Solutions*	76,971	845
Amgen	41,726	6,011
Anthem	56,700	8,081
AxoGen*	30,812	257
Baxter International	158,848	7,048
Biogen*	3,863	1,136
Bristol-Myers Squibb	101,411	5,724
C.R. Bard	10,567	2,225
Cardinal Health	153,790	10,921
Chemed	3,333	497
Danaher	3,104	243
DaVita HealthCare Partners*	33,537	2,125
Eli Lilly	42,761	2,870
Enzo Biochem*	10,392	71
Express Scripts Holding*	109,898	8,339
Gilead Sciences	44,715	3,296
Haemonetics*	613	24
HCA Holdings*	15,786	1,119
Healthways*	2,290	53
Henry Schein*	5,993	893
Heska*	6,518	431
Hill-Rom Holdings	27,837	1,485
Humana	12,600	2,679
ICON*	34,673	2,623
ICU Medical*	3,236	486
Johnson & Johnson	312,884	34,824
Laboratory Corp of America Holdings*	31,764	3,998
LeMaitre Vascular	12,303	279
Luminex*	1,074	22
Mallinckrodt*	3,385	178
McKesson	37,865	5,445
Merck	494,377	30,251
Meridian Bioscience	23,234	402
Myriad Genetics*	23,842	398
NeoGenomics*	25,743	230
Owens & Minor	91,690	3,109
Pfizer	825,299	26,525
Quality Systems	25,341	332
Quest Diagnostics	112,832	9,868
Quintiles IMS Holdings*	13,742	1,056
Teleflex	35,570	5,262
United Therapeutics*	27,283	3,427
UnitedHealth Group	47,100	7,457
Utah Medical Products	4,830	329
Varian Medical Systems*	36,116	3,244
Vocera Communications*	3,077	56
Waters*	12,053	1,622

		211,625

Description	Shares	Market Value ($ Thousands)
Industrials — 8.8%
Alaska Air Group	7,865	$647
Babcock & Wilcox Enterprises*	28,612	456
Blue Bird*	4,608	75
Boeing	36,100	5,435
BWX Technologies	87,107	3,411
CBIZ*	334,000	4,142
Copa Holdings, Cl A	5,129	456
Deere	102,600	10,281
EMCOR Group	17,975	1,247
FedEx	19,738	3,783
Global Brass & Copper Holdings	10,502	301
Huntington Ingalls Industries	20,480	3,661
Kaman	77,292	3,766
Landstar System	53,587	4,365
Lockheed Martin	31,962	8,478
Macquarie Infrastructure	7,277	596
Masonite International*	7,725	501
MSC Industrial Direct, Cl A	1,000	89
Northrop Grumman	61,187	15,275
Owens Corning	12,990	667
Quanta Services*	105,195	3,547
Raytheon	59,559	8,906
Republic Services	189,955	10,541
Southwest Airlines	13,449	627
Spirit AeroSystems Holdings, Cl A	38,827	2,262
Spirit Airlines*	6,094	339
United Continental Holdings*	47,591	3,281
United Parcel Service, Cl B	76,878	8,912
United Technologies	92,000	9,910
Waste Management	215,180	14,959
West	2,700	64

		130,980

Information Technology — 12.8%
Accenture, Cl A	34,939	4,173
Alphabet, Cl A*	2,292	1,778
Amdocs	353,913	20,870
Amkor Technology*	24,388	288
Apple	84,600	9,350
Applied Materials	58,375	1,880
Aspen Technology*	70,532	3,726
Atlassian, Cl A*	27,887	757
AVX	471,700	7,165
Booz Allen Hamilton Holding	138,275	5,228
Broadridge Financial Solutions	7,358	476
CA	160,885	5,142
CDW	35,338	1,811
Cisco Systems	495,700	14,782
Citrix Systems*	25,968	2,252
CommVault Systems*	966	52
Convergys	210,560	5,447

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
CSG Systems International	111,424	$4,958
CSRA	55,777	1,785
DST Systems	696	72
eBay*	128,323	3,569
First Data, Cl A*	11,057	161
Forrester Research	14,929	611
Genpact*	23,684	567
Harris	37,300	3,863
HP	59,312	913
IAC	40,110	2,702
Ingram Micro, Cl A	49,435	1,851
Intel	301,252	10,453
International Business Machines	85,681	13,899
Intuit	30,561	3,474
Lumentum Holdings*	9,411	377
Microsoft	27,742	1,672
MINDBODY, Cl A*	11,436	247
Motorola Solutions	113,300	9,092
NCR*	31,644	1,226
NetApp	16,707	611
NIC	8,470	213
Oracle	160,763	6,461
Planet Payment*	32,019	129
QUALCOMM	129,600	8,830
RealPage*	8,729	250
Reis	1,058	23
Sapiens International	11,982	178
Square, Cl A*	112,890	1,461
Symantec	216,438	5,279
Synopsys*	53,901	3,260
Take-Two Interactive Software*	47,843	2,355
Teradyne	97,936	2,388
VeriSign*	42,851	3,379
Western Union	374,000	7,865

		189,351

Materials — 2.0%
Avery Dennison	58,200	4,194
Bemis	108,274	5,421
Cabot	4,379	223
Compass Minerals International	19,256	1,493
International Paper	92,200	4,492
Kaiser Aluminum	45,000	3,708
LyondellBasell Industries, Cl A	9,338	844
Sonoco Products	158,200	8,563

		28,938

Real Estate — 2.7%
Apple Hospitality‡	59,012	1,088
CBL & Associates Properties‡	108,908	1,292
City Office	6,754	85
CorEnergy Infrastructure Trust‡	4,335	142

Description	Shares	Market Value ($ Thousands)
Easterly Government Properties‡	29,977	$582
Hospitality Properties Trust‡	12,029	349
Mid-America Apartment Communities‡	45,700	4,187
Monmouth Real Estate Investment, Cl A‡	22,827	321
Monogram Residential Trust‡	13,042	137
National Health Investors‡	68,200	4,826
Piedmont Office Realty Trust, Cl A‡	283,661	5,571
PS Business Parks‡	3,573	399
Retail Properties of America, Cl A‡	313,500	4,784
Ryman Hospitality Properties‡	32,809	1,932
Select Income‡	197,068	4,816
Silver Bay Realty Trust‡	14,669	256
Sun Communities‡	3,033	219
Tanger Factory Outlet Centers‡	134,500	4,636
Taubman Centers‡	3,356	244
Welltower‡	71,800	4,508

		40,374

Telecommunication Services — 5.7%
AT&T	799,995	30,904
BCE	125,300	5,395
Hawaiian Telcom Holdco*	8,211	187
NTT DOCOMO ADR	135,700	3,098
Rogers Communications, Cl B	63,600	2,455
SK Telecom ADR	207,600	4,401
TELUS Toronto Stock Exchange	176,800	5,517
Verizon Communications	660,536	32,961

		84,918

Utilities — 9.4%
AES	131,510	1,506
ALLETE	6,266	387
Ameren	156,900	7,707
American Electric Power	221,567	13,084
Avista	30,394	1,230
California Water Service Group	6,356	220
CenterPoint Energy	18,025	430
CMS Energy	76,518	3,078
Consolidated Edison	113,700	7,933
DTE Energy	37,600	3,500
Edison International	166,298	11,436
El Paso Electric	7,664	345
Entergy	187,506	12,887
Exelon	391,190	12,718
FirstEnergy	286,777	8,973
Hawaiian Electric Industries	13,991	431
IDACORP	11,296	860
MGE Energy	4,857	288
Northwest Natural Gas	10,385	595
NorthWestern	10,700	600
PG&E	54,571	3,209
Pinnacle West Capital	122,118	9,028

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
PNM Resources	20,870	$659
Portland General Electric	134,005	5,575
Public Service Enterprise Group	376,170	15,540
SCANA	62,900	4,436
Southern	123,206	5,768
Southwest Gas	31,471	2,333
UGI	10,192	457
Unitil	14,975	636
Vectren	12,971	637
Xcel Energy	57,840	2,256

		138,742

Total Common Stock (Cost $1,220,291) ($ Thousands)		1,446,233

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	19,117,467	19,117

Total Cash Equivalent (Cost $19,117) ($ Thousands)		19,117

Total Investments — 98.8% (Cost $1,239,408) ($ Thousands)		$1,465,350

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	198	Dec-2016	$466

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $1,483,505 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

As of November 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a list of the level of inputs used as of November 30, 2016, in valuing other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$466	$—	$—	$466

Total Other Financial Instruments	$466	$—	$—	$466

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Australia — 2.4%
AGL Energy	281,269	$4,360
Amcor	114,309	1,215
Aristocrat Leisure	8,567	95
ASX	26,959	969
Aurizon Holdings	295,187	1,086
AusNet Services	767,026	842
Coca-Cola Amatil	365,054	2,587
Cochlear	7,917	694
Crown	28,800	250
CSL	16,930	1,226
Flight Centre Travel Group	20,234	499
GPT Group††	1,769	6
Harvey Norman Holdings	33,673	118
LendLease Group	103,030	1,036
Orica	50,040	628
Sonic Healthcare	62,729	1,010
South32	388,041	777
Stockland††	291,190	932
Telstra	576,817	2,152
Treasury Wine Estates	15,751	126
Wesfarmers	157,867	4,873

		25,481

Austria — 0.5%
Atrium European Real Estate	50,072	206
BUWOG*	26,740	622
Flughafen Wien	5,554	131
Oesterreichische Post	64,223	2,082
OMV	10,211	330
Telekom Austria, Cl A*	74,555	414
Voestalpine	36,256	1,375

		5,160

Belgium — 0.4%
bpost	109,000	2,451
Colruyt	1,887	96
Elia System Operator	4,533	224
Proximus	44,323	1,254

		4,025

Canada — 7.5%
Agellan Commercial Real Estate Investment Trust††	12,200	95
Atco, Cl I	49,161	1,565
Bank of Montreal	102,193	6,729
Barrick Gold	98,900	1,482
BCE	189,836	8,177
Canadian Imperial Bank of Commerce	13,919	1,097
Canadian Tire, Cl A	71,772	7,469
Capital Power	35,400	614
CCL Industries, Cl B	8,581	1,492
Cineplex	1,380	52
Constellation Software	2,975	1,386

Description	Shares	Market Value ($ Thousands)
Dollarama	36,031	$2,677
Emera	64,754	2,172
Empire, Cl A	138,101	1,873
First Capital Realty	68,160	1,032
George Weston	29,790	2,475
H&R††	45,709	741
Inovalis Real Estate Investment Trust††	3,600	25
Intact Financial	49,561	3,446
Jean Coutu Group, Cl A	15,107	233
Killam Apartment††	102,223	915
Kinross Gold*	145,400	480
Loblaw	17,300	898
Manitoba Telecom Services	23,984	665
Maple Leaf Foods	13,000	283
Metro, Cl A	58,365	1,776
Morguard††	5,427	57
National Bank of Canada	87,710	3,282
New Flyer Industries	45,500	1,432
Open Text	18,637	1,186
Pure Industrial Real Estate Trust††	178,100	705
RioCan††	56,415	1,124
Rogers Communications, Cl B	137,863	5,321
Rogers Sugar	23,300	114
Royal Bank of Canada	70,014	4,534
Saputo	41,035	1,386
Shaw Communications, Cl B	71,360	1,395
Smart Real Estate Investment Trust††	12,146	281
TELUS	92,800	2,896
Toronto-Dominion Bank	107,194	5,068
True North Commercial Real Estate Investment Trust††	23,600	110
Valener	27,217	422
Yamana Gold	66,300	198

		79,360

Denmark — 0.5%
Coloplast, Cl B	6,145	391
Columbus	42,938	65
Matas	9,164	128
Novo Nordisk, Cl B	103,315	3,506
TDC*	46,974	239
William Demant Holding*	30,910	524

		4,853

Finland — 0.0%
Orion, Cl B	3,564	152

France — 1.7%
Atos	68,900	7,128
Boiron	744	64
Cie des Alpes	4,246	80
Dassault Systemes	4,229	323
Eutelsat Communications	16,478	297
Iliad	806	153

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Rallye	5,675	$99
Sanofi-Aventis	62,000	5,006
SES Global, Cl A	18,198	394
TOTAL	100,300	4,783
Vilmorin & Cie	541	32

		18,359

Germany — 1.1%
Celesio	92,259	2,481
Fielmann	7	—
Homag Group	1,506	68
Hornbach Holding & KGaA	825	56
KWS Saat	705	208
Merck KGaA	8,169	819
Muenchener Rueckversicherungs	17,500	3,190
Rhoen Klinikum	36,938	977
Stada Arzneimittel	17,752	868
Suedzucker	28,658	643
Talanx	60,400	1,920
Zalando*, (A)	6,597	246

		11,476

Hong Kong — 2.8%
ASM Pacific Technology	26,000	260
BOC Hong Kong Holdings	89,000	334
Cathay Pacific Airways	185,283	251
Cheung Kong Infrastructure Holdings	162,710	1,359
CLP Holdings	1,154,301	11,288
First Pacific	325,619	229
Fountain SET Holdings	386,000	50
Hang Seng Bank	36,911	700
HK Electric Investments & HK Electric Investments (A)	494,324	436
HKT Trust & HKT	688,203	898
Hopewell Holdings	23,000	84
Hysan Development	62,684	276
Kerry Properties	36,311	104
Link††	452,669	3,116
MTR	151,369	757
NWS Holdings	92,553	160
PCCW	4,938,480	2,871
Power Assets Holdings	25,587	244
Shangri-La Asia	57,215	62
SmarTone Telecommunications Holdings	815,500	1,123
Sunlight††	113,943	68
Swire Pacific, Cl A	106,440	1,060
WH Group (A)	1,706,086	1,419
Wheelock	67,621	402
Yue Yuen Industrial Holdings	609,744	2,197

		29,748

Ireland — 0.0%
Hibernia††	127,195	157
Irish Residential Properties††	50,199	62

Description	Shares	Market Value ($ Thousands)
Total Produce	101,736	$188

		407

Israel — 2.1%
Amot Investments	215,013	946
Bank Hapoalim	1,171,644	7,047
Bank Leumi Le-Israel*	1,223,266	4,977
Israel Discount Bank, Cl A*	308,718	630
Mizrahi Tefahot Bank	280,700	3,932
Orbotech*	54,364	1,722
Shufersal	79,058	296
Teva Pharmaceutical Industries	57,503	2,130

		21,680

Italy — 0.3%
Ascopiave	80,433	217
CSP International Fashion Group	233	—
DiaSorin	2,596	140
Hera	635,746	1,319
Parmalat	20,771	55
Terna Rete Elettrica Nazionale	309,398	1,343

		3,074

Japan — 9.0%
Alfresa Holdings	3,700	59
Alpen	2,900	56
Aozora Bank	973,309	3,357
Asahi Glass	10,000	65
Ashikaga Holdings	570,100	2,081
Astellas Pharma	352,000	4,879
Atsugi	173,000	184
Azuma Shipping	16,600	70
Can Do	4,416	69
Canon	51,000	1,460
Coca-Cola West	23,178	659
COMSYS Holdings	88,100	1,512
Daiichi Sankyo	69,095	1,444
Daiki Aluminium Industry	16,000	70
Daito Trust Construction	3,600	562
Dydo Drinco	13,596	674
Ehime Bank	6,200	74
Eisai	28,700	1,665
Feed One	48,200	64
Fuji Oil Holdings	107,100	2,028
Geo Holdings	78,800	856
GungHo Online Entertainment*	169,000	377
Hogy Medical	55,800	3,291
Hoya	24,210	956
Itochu	79,000	1,083
Itochu-Shokuhin	753	28
Japan Airlines*	60,500	1,797
Japan Tobacco	30,100	1,042
J-Oil Mills	2,500	82
Kaneka	7,000	56

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Kato Sangyo	7,900	$175
KDDI	130,835	3,444
Key Coffee	1,500	27
KFC Holdings Japan	9,173	153
Kisoji	2,800	56
Kohnan Shoji	128,954	2,448
Kourakuen Holdings	4,200	58
Kuraray	9,200	131
Kurimoto	7,400	154
Kurita Water Industries	2,400	50
Kyowa Exeo	191,900	2,725
Kyowa Hakko Kirin	3,200	46
Lawson	18,369	1,277
Lion	57,693	942
Mars Engineering	4,700	85
Marubeni	44,200	243
Marudai Food	15,836	66
Maruichi Steel Tube	3,400	110
Matsuya Foods	5,330	163
Maxvalu Tokai	383	6
McDonald’s Holdings Japan	17,900	494
Medipal Holdings	8,200	118
Ministop	17,767	297
Mitsubishi	6,700	145
Mitsubishi Gas Chemical	25,600	390
Mitsubishi Tanabe Pharma	284,300	5,367
Mitsui	55,400	749
Mory Industries	2,000	34
MOS Food Services	9,046	270
Mr Max	28,312	101
Nagatanien Holdings	16,000	188
Nakayama Steel Works*	8,800	55
Natori	9,100	139
NEC	75,000	196
Nihon Shokuhin Kako	386	1
Nippon Beet Sugar Manufacturing	3,000	59
Nippon Denko*	18,900	38
Nippon Express	57,890	300
Nippon Flour Mills	117,142	1,589
Nippon Telegraph & Telephone	235,200	9,547
Nisshin Oillio Group	57,249	245
NTT DoCoMo	247,250	5,694
Okinawa Electric Power	2,300	47
Oracle Japan*	18,574	929
Osaka Gas	744,222	2,825
Otsuka	2,500	122
OUG Holdings	35,000	80
PIA	1,100	26
Plenus	97,800	1,916
Pola Orbis Holdings	800	62
Renaissance	7,300	92
Rhythm Watch	16,000	26

Description	Shares	Market Value ($ Thousands)
Ricoh	23,800	$192
Rock Field	5,920	75
Sagami Chain	3,300	37
Sankyo	40,577	1,287
Seed	2,000	35
Sega Sammy Holdings	25,000	375
Sekisui Chemical	108,900	1,655
Senko	233,000	1,652
Senshu Ikeda Holdings	460,000	1,994
Shibusawa Warehouse	10,000	30
Shimachu	73,600	1,906
Shoei Foods	6,700	102
SKY Perfect JSAT Holdings	378,000	1,811
Start Today	1,200	18
Starzen	6,400	266
Studio Alice	6,508	131
Sumitomo	16,100	193
Sumitomo Bakelite	294,000	1,592
Sumitomo Dainippon Pharma	38,400	630
Sumitomo Osaka Cement	547,000	1,939
Suzuken	6,500	195
Takeda Pharmaceutical	10,600	436
Toho	4,300	94
Toho Gas	27,466	218
Tokai	1,777	57
Tokyo Gas	83,000	363
Trend Micro*	37,617	1,357
Vital KSK Holdings	26,700	226
West Japan Railway	5,900	360
WIN-Partners	1,300	21
Wood One	10,000	24
Yamada Denki	56,500	303
Yamazaki Baking	25,200	502
Yellow Hat	7,000	144
Yokohama Reito	15,100	138

		95,458

Luxembourg — 0.0%
RTL Group	6,254	425

Netherlands — 0.3%
Accell Group	1,000	21
Gemalto	2,305	118
NN Group	80,700	2,596

		2,735

New Zealand — 1.9%
Air New Zealand	153,989	236
Argosy Property	265,836	198
Auckland International Airport	273,528	1,193
Contact Energy	697,090	2,322
Fisher & Paykel Healthcare	180,877	1,049
Fletcher Building	690,413	5,031
Freightways	78,838	374

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Genesis Energy	402,170	$579
Goodman Property Trust††	151,219	131
Infratil	19,844	39
Kiwi Property Group††	893,544	925
Mainfreight	37,524	536
Mercury NZ	158,888	339
Meridian Energy	85,515	156
Metlifecare	64,101	256
Port of Tauranga	35,830	95
Property for Industry	85,086	94
Restaurant Brands New Zealand	53,081	193
Ryman Healthcare	100,573	624
SKY Network Television	143,438	487
SKYCITY Entertainment Group	218,858	613
Spark New Zealand	1,533,589	3,951
Steel & Tube Holdings	41,738	70
Stride Property Group	36,083	47
Summerset Group Holdings	105,287	363
Tilt Renewables	19,379	26
Trustpower	19,379	60
Vector	26,486	59

		20,046

Norway — 1.2%
AF Gruppen	3,785	69
Atea*	21,284	195
Austevoll Seafood	35,732	336
DnB	5,149	76
Leroy Seafood Group	3,348	186
Marine Harvest	93,648	1,684
Norsk Hydro	630,237	2,972
Norway Royal Salmon	5,533	129
Orkla	380,682	3,394
SpareBank 1 Nord Norge	46,740	283
SpareBank 1 SR-Bank	30,205	199
Stolt-Nielsen	14,894	177
Telenor	184,960	2,733

		12,433

Portugal — 0.2%
REN - Redes Energeticas Nacionais	684,205	1,872
Sonaecom SGPS	10,320	29

		1,901

Singapore — 1.9%
Ascendas††	735,686	1,207
CapitaLand Commercial Trust††	901,527	963
CapitaLand Mall Trust††	2,015,075	2,743
ComfortDelGro	360,291	634
DBS Group Holdings	274,800	3,367
Hutchison Port Holdings Trust, Cl U	500,403	210
Mapletree Industrial Trust††	1,594,100	1,825
OUE	294,100	361
Singapore Airlines	262,351	1,832

Description	Shares	Market Value ($ Thousands)
Singapore Press Holdings	191,592	$502
Singapore Technologies Engineering	14,700	35
SPH††	329,900	221
StarHub	336,136	676
Suntec††	86,222	102
United Overseas Bank	101,400	1,445
UOL Group	265,200	1,092
Venture	298,500	2,023
Wilmar International	320,152	787

		20,025

Spain — 0.4%
Ebro Foods	84,222	1,708
Enagas	1,828	45
Iberdrola	212,334	1,279
Red Electrica	82,357	1,468

		4,500

Sweden — 0.6%
Axfood	40,806	594
Bonava, Cl B*	13,309	174
ICA Gruppen	13,431	398
Swedish Match	105,713	3,295
Tele2, Cl B	46,644	356
Telefonaktiebolaget LM Ericsson, Cl B	287,300	1,478

		6,295

Switzerland — 3.1%
ABB	13,784	280
Actelion	24,235	4,663
Allreal Holding	7,328	1,065
APG SGA	152	63
Barry Callebaut	239	283
Bell	90	37
BKW	2,587	117
Cembra Money Bank	31,500	2,324
Chocoladefabriken Lindt & Spruengli	5	290
Coca-Cola HBC	20,834	443
EMS-Chemie Holding	439	225
Galenica	48	51
HOCHDORF Holding	424	131
Intershop Holding	594	290
Kuehne + Nagel International	1,482	193
Mobilezone Holding	76	1
Mobimo Holding	1,009	242
Nestle	102,031	6,851
Novartis	20,166	1,391
Orior	3,152	239
Pargesa Holding	2,613	166
Roche Holding	2,893	644
Romande Energie Holding	20	24
Schindler Holding	4,023	713
SGS	376	754
Sika	53	257

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Sonova Holding	6,773	$817
St. Galler Kantonalbank	414	158
Swiss Life Holding	9,900	2,717
Swiss Prime Site	17,910	1,463
Swiss Re	39,200	3,602
Swisscom	2,762	1,178
Valora Holding	1,880	530
Ypsomed Holding	4,478	834

		33,036

United Kingdom — 4.1%
AstraZeneca	20,500	1,063
BAE Systems	579,700	4,349
BCA Marketplace	206,684	480
Berendsen PLC	9,417	104
British American Tobacco	44,203	2,426
Character Group	7,583	41
Compass Group	1	—
Cranswick	9,792	274
Dechra Pharmaceuticals	11,762	187
Diageo	53,267	1,334
Direct Line Insurance Group	386,600	1,677
easyJet	95,600	1,183
EMIS Group	15,419	179
GCP Student Living††	14,000	26
GlaxoSmithKline	288,672	5,394
Hill & Smith Holdings	21,912	336
Imperial Brands	159,831	6,856
J D Wetherspoon	131,200	1,344
J Sainsbury	99,275	287
JD Sports Fashion	4,180	17
John Menzies	25,549	168
KCOM Group	113,713	146
Lookers	451,200	593
Melrose Industries	49,717	114
Merlin Entertainments (A)	1	—
National Grid	354,193	4,041
QinetiQ	146,951	446
Reckitt Benckiser Group	28,585	2,415
Royal Mail	508,900	2,980
Sage Group	140,741	1,156
SSE	156,587	2,886
Tate & Lyle	4,453	38
Tritax Big Box††	322,869	531

		43,071

United States — 54.0%

Consumer Discretionary – 4.3%
Bob Evans Farms	36,400	1,625
Brinker International	37,600	1,997
Children’s Place Retail Stores	25,600	2,659
Comcast, Cl A	54,915	3,817
Cooper-Standard Holdings*	26,300	2,507

Description	Shares	Market Value ($ Thousands)
Darden Restaurants	25,052	$1,836
Dick’s Sporting Goods	6,628	392
Dollar General	24,111	1,864
Foot Locker	33,600	2,408
GameStop, Cl A	60,535	1,495
Gap	25,905	647
Golden Entertainment*	6,193	77
Kohl’s	47,300	2,546
Liberty Media Group, Cl A*	5,541	173
McDonald’s	54,069	6,449
RCI Hospitality Holdings	4,989	61
Target	137,233	10,600
Viacom, Cl B	37,600	1,409
Walt Disney	29,917	2,965

		45,527

Consumer Staples — 11.2%
AdvancePierre Foods Holdings	4,854	131
Alliance One International*	11,741	174
Altria Group	131,961	8,436
Bunge	62,441	4,263
Church & Dwight	68,582	3,003
Clorox	56,702	6,552
Coca-Cola	74,979	3,025
Colgate-Palmolive	37,954	2,476
Costco Wholesale	32,300	4,849
CVS Health	21,700	1,669
Dr. Pepper Snapple Group	15,333	1,330
Estee Lauder, Cl A	27,146	2,109
Fresh Del Monte Produce	76,284	4,730
General Mills	89,935	5,481
Hershey	10,275	993
Hormel Foods	5,548	190
Ingredion	30,865	3,623
J&J Snack Foods	1,930	234
JM Smucker	5,898	743
Kellogg	35,589	2,562
Kimberly-Clark	53,717	6,210
Kroger	80,000	2,584
Lancaster Colony	4,532	614
Landec*	7,117	102
McCormick	7,008	639
Medifast	3,405	133
Nutraceutical International	8,450	273
Oil-Dri Corp of America	662	26
PepsiCo	44,067	4,411
Philip Morris International	27,030	2,386
Procter & Gamble	67,576	5,572
Spectrum Brands Holdings	21,496	2,577
Sysco	157,184	8,370
Tyson Foods, Cl A	75,875	4,310
Universal	59,317	3,265
Vector Group	45,245	966

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Wal-Mart Stores	264,009	$18,594
Weis Markets	36,800	2,050

		119,655

Energy — 0.4%
Exxon Mobil	47,100	4,112

Financials — 7.7%
AGNC Investment††	147,879	2,759
Allstate	52,300	3,657
American Financial Group	31,700	2,607
Annaly Capital Management††	524,157	5,357
Apollo Commercial Real Estate Finance††	122,800	2,107
Ares Commercial Real Estate††	54,489	737
Assurant	26,000	2,245
Baldwin & Lyons, Cl B	4,478	119
BankFinancial	4,723	67
BB&T	60,200	2,724
Beneficial Bancorp	44,157	768
Berkshire Hathaway, Cl B*	65,000	10,234
Blackstone Mortgage Trust, Cl A††	108,500	3,264
Capitol Federal Financial	143,538	2,284
Charter Financial	26,998	386
Chimera Investment††	67,426	1,144
Clifton Bancorp	33,189	542
CME Group, Cl A	1,744	197
Endurance Specialty Holdings	48,000	4,426
Everest Re Group	34,100	7,180
Farmers Capital Bank	1,063	38
First Bancorp	4,595	115
First Financial	5,350	245
First Financial Northwest	4,013	68
HomeTrust Bancshares*	3,264	77
Kearny Financial	48,298	732
Meridian Bancorp	5,261	93
Northfield Bancorp	24,655	457
Northwest Bancshares	195,293	3,548
Peapack Gladstone Financial	4,306	115
People’s Utah Bancorp	3,412	79
PNC Financial Services Group	24,500	2,708
Provident Financial Holdings	9,202	181
Reinsurance Group of America, Cl A	35,400	4,321
Starwood Property Trust††	113,100	2,541
Territorial Bancorp	1,397	44
Travelers	77,500	8,785
TrustCo Bank	10,137	83
Voya Financial	77,231	3,002
Waterstone Financial	56,174	1,006

		81,042

Health Care — 11.6%
AbbVie	73,471	4,467
AmerisourceBergen	26,586	2,073
Amgen	22,192	3,197

Description	Shares	Market Value ($ Thousands)
Anthem	17,900	$2,551
Baxter International	12,901	572
Bio-Rad Laboratories, Cl A*	7,033	1,220
Bristol-Myers Squibb	36,759	2,075
C.R. Bard	12,439	2,619
Cardinal Health	71,337	5,066
Chemed	16,338	2,434
Cigna	17,400	2,344
DaVita HealthCare Partners*	43,807	2,775
Exactech*	3,031	76
Express Scripts Holding*	38,732	2,939
Gilead Sciences	43,745	3,224
HCA Holdings*	38,300	2,715
Henry Schein*	15,388	2,292
Hill-Rom Holdings	3,153	168
Intuitive Surgical*	3,172	2,042
Johnson & Johnson	171,087	19,042
LifePoint Hospitals*	28,269	1,553
Masimo*	7,875	487
Merck	285,824	17,490
Mettler Toledo International*	6,280	2,587
National Healthcare	14,752	1,012
Owens & Minor	135,169	4,584
Pfizer	406,211	13,056
Quest Diagnostics	96,868	8,472
Stryker	3,697	420
Teleflex	19,160	2,834
United Therapeutics*	15,933	2,001
Varian Medical Systems*	18,721	1,682

		120,069

Industrials — 3.9%
Boeing	20,900	3,147
CBIZ*	166,900	2,070
Deere	46,200	4,629
Expeditors International of Washington	39,752	2,097
General Electric	42,141	1,296
Kaman	52,700	2,568
Lockheed Martin	1,276	338
NACCO Industries, Cl A	1,083	103
Republic Services, Cl A	162,390	9,011
United Parcel Service, Cl B	25,509	2,957
United Technologies	38,600	4,158
Waste Management	130,690	9,086
Willis Lease Finance*	2,235	60

		41,520

Information Technology — 4.8%
Amdocs	171,085	10,089
Apple	21,800	2,409
Benchmark Electronics*	60,800	1,724
CACI International, Cl A*	3,107	402
Cisco Systems	191,600	5,714

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
CSG Systems International	32,448	$1,444
Dell Technologies, Cl V*	7,668	411
Intel	150,500	5,222
International Business Machines	36,200	5,872
ManTech International, Cl A	11,268	485
MasterCard, Cl A	18,520	1,893
Motorola Solutions	54,900	4,406
NETGEAR*	4,217	226
Qualcomm	60,400	4,115
Sykes Enterprises*	61,981	1,747
Symantec	98,985	2,414
Synopsys*	23,823	1,441
VMware, Cl A*	14,485	1,175

		51,189

Materials — 1.4%
Bemis	44,700	2,238
Kaiser Aluminum	59,374	4,892
Newmont Mining	58,165	1,887
Reliance Steel & Aluminum	37,928	3,076
Sonoco Products	37,900	2,052

		14,145

Real Estate — 1.0%
National Health Investors††	50,100	3,545
Select Income††	66,800	1,633
Senior Housing Properties Trust††	268,100	4,842

		10,020

Telecommunication Services — 2.6%
AT&T	319,799	12,354
CenturyLink	117,100	2,754
Hawaiian Telcom Holdco*	2,876	66
NII Holdings*	176,266	300
Telephone & Data Systems	9,026	243
US Cellular*	1,518	57
Verizon Communications	230,900	11,522

		27,296

Utilities — 5.1%
Ameren	46,200	2,269
American Electric Power	85,300	5,037
Consolidated Edison	100,471	7,010
Duke Energy	10,854	801
Edison International	95,600	6,574
Entergy	82,900	5,698
Exelon	33,537	1,090
FirstEnergy	199,500	6,242
Otter Tail	2,164	83
Pinnacle West Capital	43,900	3,246
PPL	12,535	419
Public Service Enterprise Group	152,900	6,316
Southern	80,041	3,748
Unitil	79,198	3,364

Description	Shares	Market Value ($ Thousands)
Xcel Energy	59,279	$2,312

		54,209

		568,784

Total Common Stock (Cost $963,229) ($ Thousands)		1,012,484

PREFERRED STOCK — 0.1%

Germany — 0.1%
Henkel	7,401	858

Sweden — 0.0%
Akelius Residential Property	9,764	324

Total Preferred Stock (Cost $1,297) ($ Thousands)		1,182

	Number of Rights
RIGHTS — 0.0%

Canada — 0.0%
Yamana Gold, Expires 12/15/2016*	4	1

Total Rights (Cost $2) ($ Thousands)		1

	Shares
CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund,
Cl A
0.210%**†	40,662	40,662

Total Cash Equivalent (Cost $40,662) ($ Thousands)		40,662

Total Investments — 100.0% (Cost $1,005,190) ($ Thousands)		$1,054,329

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

November 30, 2016

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	76	Dec-2016	$8
FTSE 100 Index	17	Dec-2016	(41)
Hang Seng Index	3	Dec-2016	2
S&P 500 Index E-MINI	102	Dec-2016	90
SPI 200 Index	10	Dec-2016	2
Topix Index	18	Dec-2016	127

			$188

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/16/16	USD	30	DKK	213	$—
12/16/16	USD	7	DKK	52	—
12/16/16	USD	31	SEK	283	—
12/16/16	USD	24	SEK	225	—
12/16/16	USD	68	HKD	530	—
12/16/16	USD	81	SGD	116	—
12/16/16	USD	82	NOK	704	1
12/16/16	USD	160	CHF	162	(1)
12/16/16	USD	57	AUD	78	—
12/16/16	USD	127	AUD	170	(1)
12/16/16	USD	149	NZD	211	1
12/16/16	USD	80	NZD	112	(1)
12/16/16	USD	320	JPY	35,784	(5)
12/16/16	USD	497	EUR	469	—
12/16/16	USD	124	EUR	116	—
12/16/16	USD	466	GBP	373	—
12/16/16	USD	189	GBP	151	—
12/16/16	USD	690	CAD	926	(1)
12/16/16	SGD	15,240	USD	10,702	61
12/16/16	SGD	122	USD	85	—
12/16/16	NZD	15,866	USD	11,213	(25)
12/16/16	CHF	16,937	USD	16,790	138
12/16/16	DKK	17,313	USD	2,473	1
12/16/16	DKK	328	USD	47	—
12/16/16	AUD	33	USD	25	—
12/16/16	AUD	18,726	USD	13,792	(37)
12/16/16	GBP	19,671	USD	24,543	(46)
12/16/16	SEK	35,725	USD	3,873	(2)
12/16/16	EUR	37,943	USD	40,328	41
12/16/16	EUR	723	USD	764	(3)
12/16/16	CAD	53,679	USD	40,062	129
12/16/16	CAD	637	USD	472	(2)
12/16/16	NOK	55,182	USD	6,459	(25)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/16/16	HKD	124,862	USD	16,100	$—
12/16/16	HKD	331	USD	43	—
12/16/16	JPY	6,226,598	USD	56,127	1,417

					$1,640

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(245,432)	$247,072	$1,640

			$1,640

For the period ended November 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $1,054,060 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

††	Real Estate Investment Trust.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of November 30, 2016, was $2,101 ($ Thousands), and represented 0.2% of the net assets of the Fund.

AUD	— Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,008,718	$3,766	$—	$1,012,484
Preferred Stock	1,182	—	—	1,182
Right	1	—	—	1
Cash Equivalent	40,662	—	—	40,662

Total Investments in Securities	$1,050,563	$3,766	$—	$1,054,329

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

November 30, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$229	$—	$—	$229
Unrealized Depreciation	(41)	—	—	(41)
Forwards Contracts*
Unrealized Appreciation	—	1,789	—	1,789
Unrealized Depreciation	—	(149)	—	(149)

Total Other Financial Instruments	$188	$1,640	$—	$1,828

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%

Argentina — 0.7%
MercadoLibre	157,000	$24,778
Ternium ADR	136,165	3,334
YPF ADR	1,179,032	20,032

		48,144

Australia — 4.9%
a2 Milk* (A)	14,832,639	26,083
Alumina	19,038,111	23,280
Aristocrat Leisure	615,035	6,816
Asaleo Care	347,310	395
ASX	590,295	21,223
Australia & New Zealand Banking Group ADR	1,029,500	21,692
BGP Holdings*	239,898	—
BHP Billiton	1,127,066	20,327
BHP Billiton ADR (A)	322,680	12,113
BlueScope Steel	1,406,411	9,373
Boral*	344,728	1,223
Brambles	1,551,250	13,502
Caltex Australia	336,826	7,478
Coca-Cola Amatil	1,755,177	12,436
Cochlear	184,329	16,166
CSR	963,037	2,896
Downer	506,364	2,121
Fortescue Metals Group	2,191,709	9,506
Goodman Group	961,070	4,743
Macquarie Group	342,700	21,244
Mineral Resources	334,041	3,102
Newcrest Mining	1,231,868	17,785
Orora	1,421,011	2,908
OZ Minerals	4,092,914	23,799
Qantas Airways	5,342,037	13,025
Regis Resources	590,228	1,243
Resolute Mining	702,351	641
SEEK	418,621	4,581
Sonic Healthcare	746,500	12,024
South32 (A)	18,884,918	38,165
Whitehaven Coal*	506,058	1,028

		350,918

Austria — 1.0%
Conwert Immobilien Invest*	914,814	15,692
Erste Group Bank*	617,316	17,183
Lenzing	6,759	864
Schoeller-Bleckmann Oilfield Equipment (A)	219,090	15,581
Voestalpine	491,305	18,635

		67,955

Belgium — 0.4%
AGFA-Gevaert*	120,446	552
Bekaert	15,656	654
KBC Groep	436,345	26,189

		27,395

Description	Shares	Market Value ($ Thousands)
Brazil — 2.3%
Banco Bradesco ADR*	1,619,586	$14,009
Banco do Brasil*	592,225	4,990
BB Seguridade Participacoes ADR	2,332,400	19,476
CETIP - Mercados Organizados	1,701,813	22,319
Cia Energetica de Minas Gerais ADR (A)	440,454	991
Cia Vale do Rio Doce*	656,756	5,448
Cosan, Cl A	522,789	3,759
Cosan Industria e Comercio (Brazil)	122,500	1,430
EDP - Energias do Brasil	408,200	1,711
Embraer ADR*	585,200	11,464
Gerdau ADR (A)	5,209,760	21,047
Hypermarcas	2,554,908	19,616
JBS	2,280,200	6,579
Kroton Educacional	4,650,493	19,867
Light	305,700	1,354
MRV Engenharia e Participacoes	223,800	765
Ultrapar Participacoes	285,600	5,834

		160,659

Canada — 5.5%
Aecon Group	55,300	643
Agnico Eagle Mines	404,613	16,611
ARC Resources	1,173,891	20,534
Argonaut Gold*	321,000	590
Bank of Montreal	522,300	34,389
Canadian Imperial Bank of Commerce	298,500	23,527
Canadian Pacific Railway	75,100	11,509
Cascades	63,768	554
Celestica*	156,700	1,900
CGI Group, Cl A*	237,400	11,234
Cogeco Communications	9,000	432
Constellation Software	43,490	20,262
Dollarama	93,100	6,918
Fairfax Financial Holdings	44,606	21,176
Franco-Nevada	306,431	17,783
Genworth MI Canada	132,735	3,225
George Weston	32,600	2,709
Industrial Alliance Insurance & Financial Services	71,700	3,037
Interfor*	64,100	711
Linamar	175,400	6,749
Lundin Mining*	117,400	575
Magna International, Cl A (A)	1,200,552	48,503
Manulife Financial	699,900	12,206
Maple Leaf Foods	216,573	4,713
Quebecor, Cl B	378,210	10,241
Restaurant Brands International	246,700	11,737
Ritchie Bros Auctioneers	286,821	10,965
Rogers Communications, Cl B (A)	399,287	15,412
Royal Bank of Canada	369,300	23,917
Russel Metals	98,700	1,897
Silvercorp Metals	131,700	334

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Teck Cominco, Cl B	418,600	$10,588
Toronto-Dominion Bank	760,400	36,029
West Fraser Timber	43,600	1,553
Westshore Terminals Investment	12,800	264
Yamana Gold	141,005	421

		393,848

Chile — 0.0%
Enersis Americas ADR	230,029	1,838
Enersis Chile ADR	230,029	1,083

		2,921

China — 1.8%
Alibaba Group Holding ADR* (A)	319,061	29,998
Baidu ADR*	102,657	17,139
BYD (A)	1,913,000	11,517
China Coal Energy*	1,919,000	967
China Life Insurance	10,045,000	29,203
China Petroleum & Chemical	994,000	695
China Shenhua Energy	1,900,000	3,934
China Telecom	10,156,000	4,910
Ctrip.com International ADR*	292,720	13,240
NetEase ADR	61,103	13,693

		125,296

Colombia — 0.3%
Bancolombia ADR, Cl R (A)	685,811	22,975

Czech Republic — 0.1%
Komercni Banka	299,394	9,907

Denmark — 1.5%
DSV	362,272	16,317
Genmab*	35,245	6,111
H Lundbeck*	131,630	5,022
Nets* (B)	759,742	12,999
Novo Nordisk, Cl B	439,226	14,905
Novozymes, Cl B	293,176	9,940
Pandora	141,816	16,894
Vestas Wind Systems	364,363	24,064

		106,252

Finland — 1.1%
Elisa, Cl A	204,040	6,411
Kone, Cl B (A)	336,038	14,815
Neste Oil	467,312	19,209
Nokian Renkaat	100,360	3,628
Orion, Cl B	176,467	7,510
Outokumpu*	55,645	430
Sampo, Cl A	266,435	11,789
Sanoma	45,013	365
Stora Enso, Cl R	552,425	5,336
Tieto	6,046	154
UPM-Kymmene	489,116	11,207

Description	Shares	Market Value ($ Thousands)
Valmet	35,316	$540

		81,394

France — 5.3%
Atos	231,258	23,926
AXA	985,810	23,247
BNP Paribas	136,960	7,959
Bureau Veritas	251,926	4,746
Capgemini	257,300	20,334
Cie de Saint-Gobain	238,409	10,350
Compagnie Generale des Etablissements Michelin, Cl B	203,200	21,771
Criteo ADR* (A)	455,501	18,799
Danone	334,707	21,076
Edenred	361,511	7,630
Essilor International	105,429	11,195
Ipsen	9,097	617
Kering	24,640	5,358
Legrand	273,161	15,285
L’Oreal	121,946	20,834
Nexans*	31,998	1,672
Nexity*	37,186	1,720
Peugeot*	905,830	13,376
Safran	238,716	16,402
Sanofi-Aventis	252,428	20,381
Societe Generale	365,792	15,748
Sodexo	174,736	19,129
Technicolor	42,537	210
Technip	120,170	8,332
Teleperformance	91,408	8,934
Thales	156,075	15,254
TOTAL	726,184	34,631
Vinci	127,180	8,261

		377,177

Germany — 5.5%
adidas	77,865	11,481
AURELIUS Equity Opportunities & KGaA	13,555	782
BASF	71,072	6,106
Bayer	99,600	9,360
Brenntag	205,613	10,833
CANCOM	11,161	504
Continental	138,317	24,562
Deutsche Boerse	624,803	48,457
Deutsche Euroshop	70,564	2,751
Deutsche Lufthansa	1,353,798	17,557
Deutsche Wohnen	689,858	21,266
Deutz	84,126	460
Fresenius	76,050	5,466
Gerresheimer	106,943	7,811
Hannover Rueck	54,052	5,742
Heidelberger Druckmaschinen*	208,464	528
Henkel	205,426	20,935

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Hochtief	106,320	$15,136
Infineon Technologies	1,214,716	20,334
K+S	546,799	11,105
Kloeckner*	64,494	682
KUKA	23,380	2,187
Merck KGaA	281,046	28,186
MTU Aero Engines	81,925	8,618
OSRAM Licht	34,094	1,737
Rhoen Klinikum	42,665	1,128
SAP	469,356	39,274
Siemens	431,267	48,768
Software	109,539	3,867
Stada Arzneimittel	153,460	7,503
Suedzucker	153,651	3,449
TUI	353,815	4,654

		391,229

Hong Kong — 4.7%
AIA Group	6,479,400	39,511
Anhui Conch Cement	4,614,000	13,354
ASM Pacific Technology	36,500	365
Bank of China	60,934,000	27,731
Beijing Enterprises Holdings	1,885,400	8,702
BOC Hong Kong Holdings	6,513,500	24,436
Bright Smart Securities & Commodities Group	4,554,000	1,967
Chaoda Modern Agriculture*	52,790	1
China Construction Bank	31,944,900	23,804
China High Speed Transmission Equipment Group	778,000	1,041
China Mobile	2,882,100	31,453
CK Hutchison Holdings	1,531,000	18,652
ENN Energy Holdings	2,363,000	10,876
Geely Automobile Holdings	445,000	460
Guangzhou Automobile Group	4,350,000	5,698
Haitong International Securities Group	464,000	319
Hang Seng Bank	770,900	14,610
Hong Kong Exchanges and Clearing	1,641,671	43,176
Kingboard Chemical Holdings	155,000	435
Kingboard Laminates Holdings	1,157,000	1,025
Melco Crown Entertainment ADR	261,447	5,140
Orient Overseas International	2,962,000	11,819
Shanghai Fosun Pharmaceutical Group	2,033,500	6,397
Tencent Holdings	1,261,172	31,494
WH Group (B)	13,175,500	10,956
Wharf Holdings	82,000	608
Zhongsheng Group Holdings	564,000	523

		334,553

Hungary — 0.2%
MOL Hungarian Oil & Gas	78,660	4,916
OTP Bank	296,540	7,992

		12,908

Description	Shares	Market Value ($ Thousands)
India — 1.2%
Axis Bank GDR	386,315	$13,405
Bharat Petroleum	1,388,352	13,061
Gujarat Narmada Valley Fertilizers & Chemicals	84,849	269
HDFC Bank ADR	350,466	22,612
Hindustan Petroleum	449,164	3,092
ICICI Bank ADR	2,828,535	22,176
Indian Oil	1,000,700	4,484
Oil & Natural Gas	555,921	2,346
Petronet LNG	67,129	381
Tata Motors	447,757	3,005

		84,831

Indonesia — 0.8%
Bank Mandiri Persero	15,497,900	12,007
Bank Rakyat Indonesia Persero	18,430,200	14,823
Indofood Sukses Makmur	19,643,500	10,980
Telekomunikasi Indonesia Persero	30,317,000	8,456
Telekomunikasi Indonesia Persero ADR (A)	214,730	6,034
Waskita Karya Persero	22,890,800	4,307

		56,607

Ireland — 1.2%
Amarin ADR*	322,813	1,046
CRH	341,223	11,400
James Hardie Industries, CDI	1,138,626	17,515
Ryanair Holdings ADR*	354,564	28,309
Shire ADR	61,900	10,808
Smurfit Kappa Group	850,092	19,388

		88,466

Israel — 1.2%
Bank Hapoalim	1,477,846	8,889
Bank Leumi Le-Israel*	1,700,355	6,919
Check Point Software Technologies*	242,396	19,956
Israel Discount Bank, Cl A*	343,286	700
SodaStream International* (A)	83,655	3,047
Teva Pharmaceutical Industries ADR	1,165,470	43,938
Tower Semiconductor*	29,392	528

		83,977

Italy — 1.2%
Banca Intesa	6,205,731	13,798
Brembo	80,460	4,618
Buzzi Unicem (A)	174,315	3,708
Enel	5,062,643	20,483
Exor	257,432	10,817
Prysmian	892,613	21,371
Recordati	188,369	5,133
Saras (A)	2,187,265	3,882

		83,810

Japan — 12.2%
Alfresa Holdings	186,100	2,977
Asahi Glass	244,000	1,591

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Astellas Pharma	702,000	$9,731
Bandai Namco Holdings	21,700	622
Bridgestone	638,900	24,486
Calsonic Kansei	612,000	9,421
Canon Marketing Japan	28,800	455
Coca-Cola West	272,100	7,737
Daiichi Sankyo	434,515	9,083
Daikyo	2,082,000	4,422
Daito Trust Construction	162,900	25,412
Daiwa House Industry	648,600	18,511
Daiwa Securities Group	1,555,926	9,387
Denso	1,155,400	50,497
FANUC	68,900	11,673
Fujitsu	2,354,000	13,941
Fujitsu General	290,000	5,732
Furukawa Electric	89,300	2,770
Goldcrest	13,900	265
Haseko	483,400	5,023
Hazama Ando	610,800	4,304
Hitachi	2,927,000	15,652
Isuzu Motors	1,932,800	22,883
Itochu	388,100	5,320
Japan Airlines*	408,900	12,147
Japan Exchange Group	1,751,700	26,042
Kao	418,309	19,336
KDDI	1,515,585	39,890
Koito Manufacturing	149,900	7,841
Komatsu	193,100	4,463
Konami	166,800	5,665
Kura	19,300	830
Maeda Road Construction	137,000	2,366
Medipal Holdings	584,900	8,403
Megmilk Snow Brand	75,700	2,126
Misawa Homes	38,200	338
Mitsubishi Electric	877,000	12,134
Mitsubishi Gas Chemical	247,000	3,759
Mitsubishi Shokuhin	5,700	165
Mitsubishi UFJ Financial Group	1,430,700	8,410
Mitsui Sumitomo Insurance Group Holdings	694,600	21,634
Mitsui Trust Holdings	492,200	17,926
Mixi	130,100	4,550
Nidec	162,200	14,577
Nippo	101,000	1,940
Nippon Telegraph & Telephone	471,400	19,134
Nissan Motor	661,800	6,136
Nissan Tokyo Sales Holdings	105,000	267
NTT Data	51,700	2,582
NTT DoCoMo	898,562	20,693
Olympus	810,400	28,591
Omron	775,600	28,725
Pioneer*	892,000	1,847
Rakuten*	1,525,700	15,104

Description	Shares	Market Value ($ Thousands)
Recruit Holdings	849,062	$32,526
Secom	321,700	23,487
Shimano	107,700	17,760
Shimizu	794,000	7,345
SMC	65,900	18,808
Square Enix Holdings	414,300	10,482
Suzuken	133,290	4,001
T&D Holdings	1,813,700	22,746
Taisei	713,000	5,181
Teijin	52,000	967
THK	1,092,600	23,598
TIS	245,300	5,177
Toho Holdings	134,200	2,610
Tokyo Electric Power Holdings*	1,755,300	6,547
Toshiba*	2,996,204	11,181
Tosoh	165,000	1,112
Toyota Tsusho	628,800	15,777
Trend Micro*	762,000	27,485
Ube Industries	2,233,000	4,664
West Japan Railway	347,400	21,211
Yamazaki Baking	130,600	2,601
Zenkoku Hosho	109,000	3,707
Zensho Holdings	42,200	724

		869,213

Malaysia — 0.5%
Public Bank	2,502,200	10,970
Tenaga Nasional	7,359,400	23,136

		34,106

Mexico — 0.5%
Cemex ADR*	424,107	3,312
Grupo Financiero Banorte, Ser O	3,037,200	14,638
Industrias Penoles	888,764	19,188
Mexichem	360,551	861

		37,999

Netherlands — 3.2%
ASML Holding	138,948	14,389
BE Semiconductor Industries	12,598	418
Euronext (B)	468,421	18,286
Heineken	393,420	29,515
Heineken Holding	327,752	23,048
ING Groep	2,066,231	28,166
Koninklijke Ahold Delhaize	1,664,512	32,860
Koninklijke DSM (A)	320,219	19,437
Koninklijke Philips	959,251	27,617
Koninklijke Vopak	205,700	9,623
NN Group (A)	149,160	4,799
PostNL*	1,157,209	5,708
Randstad Holding	17,610	895
Unilever (A)	411,172	16,520

		231,281

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Norway — 1.6%
Aker, Cl A	3,479	$129
DnB	1,999,351	29,451
Grieg Seafood	91,117	870
Marine Harvest	263,440	4,738
Norsk Hydro	3,474,230	16,381
Norway Royal Salmon	12,280	287
Salmar	14,479	454
Statoil	1,335,729	22,892
Statoil ADR (A)	1,078,357	18,763
Telenor	1,345,235	19,879

		113,844

Panama — 0.2%
Copa Holdings, Cl A (A)	146,197	12,993

Peru — 0.3%
Credicorp	157,474	24,675

Poland — 0.1%
Polski Koncern Naftowy ORLEN	399,509	7,286

Portugal — 0.4%
Galp Energia, Cl B	1,509,032	20,434
Jeronimo Martins	362,970	5,741

		26,175

Russia — 1.2%
Lukoil PJSC ADR (A)	707,293	34,802
Magnit PJSC GDR	353,907	14,256
Rosneft PJSC GDR	1,765,456	9,286
Sberbank of Russia PJSC ADR	1,473,340	14,836
Yandex, Cl A*	546,304	10,385

		83,565

Singapore — 1.0%
DBS Group Holdings	2,364,900	28,975
Singapore Airlines	131,800	920
United Overseas Bank	1,294,205	18,441
United Overseas Bank ADR	727,900	20,658

		68,994

South Africa — 1.3%
Anglo American Platinum*	42,193	869
Barloworld	104,228	795
Clicks Group	102,539	882
FirstRand	1,613,310	5,809
Gold Fields ADR (A)	557,758	1,712
Harmony Gold Mining ADR (A)	327,367	746
Investec	527,152	3,411
Kumba Iron Ore* (A)	242,541	2,871
Liberty Holdings	86,627	684
MMI Holdings	849,922	1,332
Naspers, Cl N	256,094	37,518
Sappi	113,773	676
Sasol	150,479	4,070

Description	Shares	Market Value ($ Thousands)
Sasol ADR	764,900	$20,392
Sibanye Gold	1,624,390	3,378
Standard Bank Group	534,575	5,755
Telkom	513,911	2,550

		93,450

South Korea — 3.5%
Hanwha Chemical	29,529	587
Hyundai Mobis	83,897	17,869
Kia Motors	89,310	2,857
Korea Electric Power	142,583	5,671
Korea Electric Power ADR	1,269,911	25,132
Korea Petrochemical Industries	11,460	2,196
KT ADR	341,091	4,731
LG Electronics	110,709	4,252
LG.Philips LCD	598,418	14,333
Lotte Chemical	8,198	2,254
NAVER	50,587	34,531
POSCO	15,526	3,314
Samsung Biologics*	16,382	2,158
Samsung Electronics	74,406	111,127
SK Hynix	252,664	9,272
SK Innovation	40,316	5,259
S-Oil	25,045	1,800

		247,343

Spain — 1.8%
Abertis Infraestructuras	949,165	12,692
ACS Actividades Construcciones y Servicios	487,260	14,362
Amadeus IT Group, Cl A	794,270	36,028
Banco Bilbao Vizcaya Argentaria	4,605,928	28,466
Bankinter	1,745,318	13,130
Industria de Diseno Textil	658,495	22,545
Mediaset Espana Comunicacion	256,233	2,632

		129,855

Sweden — 1.9%
Atlas Copco, Cl A	162,310	4,905
Atlas Copco, Cl B	974,558	26,169
BillerudKorsnas	100,797	1,673
Boliden	68,282	1,762
Electrolux, Cl B	676,784	15,813
Getinge, Cl B	994,271	15,186
Lindab International	33,394	275
Mycronic	52,291	542
Nordea Bank	2,096,500	22,005
Oriflame Holding*	110,370	2,807
Svenska Cellulosa ADR	388,100	10,302
Svenska Cellulosa, Cl B	36,972	985
Svenska Handelsbanken, Cl A	1,951,344	27,055
Volvo, Cl B	729,112	7,787

		137,266

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Switzerland — 4.4%
Actelion	201,241	$38,721
Cie Financiere Richemont (A)	694,205	45,285
Coca-Cola HBC	31,748	674
Credit Suisse Group ADR (A)	1,124,722	15,004
Forbo Holding	2,111	2,717
Galenica	9,507	10,033
Georg Fischer	6,575	5,615
Givaudan	11,688	20,791
Holcim	214,379	11,333
Julius Baer Group	38,484	1,697
Logitech International	86,455	2,126
Lonza Group	150,085	26,756
Nestle	462,378	31,048
Novartis ADR (A)	346,289	23,811
Roche Holding	120,757	26,874
SGS	3,383	6,785
STMicroelectronics	117,935	1,204
Swiss Life Holding	78,150	21,451
Swiss Re	46,815	4,302
Wolseley	312,838	18,156

		314,383

Taiwan — 3.4%
Advanced Semiconductor Engineering	14,061,000	15,110
AU Optronics	12,408,000	4,457
Bizlink Holding	1,231,000	5,928
Chunghwa Telecom	6,112,399	20,616
Fubon Financial Holding	7,689,949	11,931
Hon Hai Precision Industry	18,029,779	46,385
Hon Hai Precision Industry GDR	1,923,085	9,635
Innolux, Cl A	15,521,544	5,357
Lite-On Technology	879,475	1,388
Pegatron	4,156,000	9,897
Taiwan PCB Techvest	451,000	439
Taiwan Semiconductor Manufacturing	5,565,000	31,952
Taiwan Semiconductor Manufacturing ADR	2,615,744	77,661
United Microelectronics	3,643,000	1,286
United Microelectronics ADR (A)	1,211,600	2,205

		244,247

Thailand — 0.5%
Banpu	3,866,300	2,026
Charoen Pokphand Foods	4,336,400	3,494
Fabrinet*	486,061	20,803
IRPC	10,193,800	1,383
Sansiri	8,769,900	401
Siam Cement NVDR	517,000	6,897
Thai Oil	1,090,000	2,261
Thanachart Capital	1,205,600	1,487

		38,752

Turkey — 0.7%
Akbank	6,558,505	14,441

Description	Shares	Market Value ($ Thousands)
Arcelik	89,601	$524
KOC Holding ADR	498,950	9,006
Petkim Petrokimya Holding	526,430	560
Turkiye Garanti Bankasi	1,168,892	2,485
Turkiye Halk Bankasi	2,820,359	7,230
Turkiye Is Bankasi, Cl C	4,938,720	6,943
Turkiye Vakiflar Bankasi Tao, Cl D	5,790,190	7,042
Yapi ve Kredi Bankasi*	1,497,366	1,363

		49,594

United Arab Emirates — 0.3%
Aldar Properties PJSC	807,235	545
Dubai Islamic Bank	13,945,717	19,896

		20,441

United Kingdom — 11.3%
3i Group	259,987	2,238
Abcam	230,445	2,385
Anglo American*	52,350	775
ASOS*	139,251	8,781
Associated British Foods	364,512	11,613
AstraZeneca	526,524	27,297
BAE Systems ADR (A)	769,500	23,154
Barclays	13,978,612	37,716
Berendsen PLC	39,996	442
BP PLC ADR	384,265	13,453
British American Tobacco	385,340	21,152
BT Group, Cl A	8,152,909	36,375
Burberry Group	475,112	8,483
Capita	1,263,543	8,280
Carnival	207,900	10,504
Compass Group	388,347	6,652
CRH	582,365	19,354
Debenhams	1,592,681	1,102
Diageo	1,011,281	25,333
Dialog Semiconductor*	130,056	5,161
Direct Line Insurance Group	4,161,390	18,052
Domino’s Pizza Group	506,480	2,215
Experian	923,108	17,415
Ferrexpo*	729,366	1,201
GlaxoSmithKline	257,380	4,809
Glencore*	1,698,919	5,929
Greggs	26,619	300
Halma	410,031	4,831
Hargreaves Lansdown	689,508	10,140
Hiscox	25,585	335
Howden Joinery Group	1,685,032	7,579
HSBC Holdings	3,539,948	28,094
IG Group Holdings	43,942	461
Imperial Brands	650,428	27,898
Inchcape	174,091	1,324
Indivior	1,013,652	4,086
Investec	447,508	2,907

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
ITV	13,023,641	$27,337
JD Sports Fashion	235,510	980
John Wood Group	384,032	3,949
Just Eat*	1,323,869	9,684
Kingfisher	7,159,864	31,587
Ladbrokes Coral Group	495,333	768
Lloyds Banking Group	25,702,461	18,584
London Stock Exchange Group	591,857	20,321
Mondi	377,677	7,706
National Grid	93,857	1,071
Prudential	928,199	17,958
QinetiQ	967,075	2,936
Reckitt Benckiser Group	68,441	5,783
Rentokil Initial	498,152	1,334
Rightmove	11,157	511
Rio Tinto	1,102,506	41,187
Rio Tinto ADR (A)	465,723	17,656
Rolls-Royce Holdings	803,346	6,790
Royal Dutch Shell, Cl A (A)	2,575,497	65,516
Royal Dutch Shell, Cl A (GBP) (A)	120,089	3,040
Royal Dutch Shell ADR, Cl A	435,300	22,244
Sage Group	41,932	344
Schroders	62,782	2,169
Shire	785,083	45,709
SSE	147,624	2,720
St. James’s Place	925,337	10,868
Tate & Lyle	196,882	1,668
Tullow Oil* (A)	1,588,442	5,910
WPP	1,161,876	24,809

		808,965

United States — 3.4%
Alexion Pharmaceuticals*	116,733	14,310
Carnival, Cl A	573,380	29,477
Coca-Cola European Partners	278,400	9,037
Core Laboratories (A)	264,870	29,602
Estee Lauder, Cl A	175,897	13,667
Everest Re Group	119,766	25,217
ICON*	757,455	57,294
International Game Technology	578,837	14,922
MasterCard, Cl A	131,962	13,487
Open Text	199,600	12,687
PriceSmart	115,660	10,560
TripAdvisor*	282,085	13,619

		243,879

Total Common Stock (Cost $6,475,308) ($ Thousands)		6,749,528

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 0.6%

United States — 0.6%
iShares MSCI EAFE ETF	490,052	$27,830
iShares MSCI Emerging Markets Index Fund	347,110	12,323

Total Exchange Traded Funds (Cost $40,311) ($ Thousands)		40,153

PREFERRED STOCK — 0.4%

Brazil — 0.4%
Banco Bradesco*	861,208	7,575
Centrais Eletricas Brasileiras, Cl B*	63,700	533
Cia Energetica de Minas Gerais	476,854	1,114
Gerdau	436,400	1,748
Itau Unibanco Holding	364,045	3,812
Itau Unibanco Holding ADR	939,723	9,717
Metalurgica Gerdau*	878,200	1,516
Telefonica Brasil	199,400	2,662

Total Preferred Stock (Cost $34,194) ($ Thousands)		28,677

	Number of Rights
RIGHTS — 0.0%

Australia — 0.0%
Boral, Expires 12/13/2016*	344,727	60

Canada — 0.0%
Yamana Gold, Expires 12/15/2016	70,438	17

Total Rights (Cost $30) ($ Thousands)		77

	Shares
AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.470%**† (C)	301,753,669	301,754

Total Affiliated Partnership (Cost $301,754) ($ Thousands)		301,754

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	73,582,079	$73,582

Total Cash Equivalent (Cost $73,582) ($ Thousands)		73,582

Total Investments — 100.8% (Cost $6,925,179) ($ Thousands)		$7,193,771

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,366	Dec-2016	$313
FTSE 100 Index	303	Dec-2016	(25)
Hang Seng Index	43	Dec-2016	16
S&P TSX 60 Index	100	Dec-2016	241
SPI 200 Index	114	Dec-2016	172
Topix Index	262	Dec-2016	1,610

			$2,327

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $7,134,635 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2016 (see Note 12). The total market value of securities on loan at November 30, 2016 was $289,406 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $42,241 ($ Thousands), representing 0.6% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2016 was $301,754 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE — Financial Times and Stock Exchange

GBP — Great British Pound

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,748,874	$654	$—	$6,749,528
Exchange Traded Funds	40,153	—	—	40,153
Preferred Stock	28,677	—	—	28,677
Rights	77	—	—	77
Affiliated Partnership	—	301,754	—	301,754
Cash Equivalent	73,582	—	—	73,582

Total Investments in Securities	$6,891,363	$302,408	$—	$7,193,771

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,352	$—	$—	$2,352
Unrealized Depreciation	(25)	—	—	(25)

Total Other Financial Instruments	$2,327	$—	$—	$2,327

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.5%

Argentina — 0.6%
MercadoLibre	2,936	$463
Ternium ADR	1,099	27

		490

Australia — 3.3%
BGP Holdings*	4,500	—
BHP Billiton ADR	6,689	251
BlueScope Steel	20,580	137
Brambles	30,059	262
Cochlear	5,158	452
Codan	6,749	9
Commonwealth Bank of Australia	9,650	561
Fortescue Metals Group	45,692	198
Goodman Group‡	23,830	117
MACA	36,820	42
Pro Medicus	1,464	6
Rio Tinto	5,991	256
SEEK	7,478	82
Service Stream	8,799	6
South32	106,635	213
Telstra	73,069	273
Watpac*	3,246	2

		2,867

Austria — 2.3%
Agrana Beteiligungs	164	19
Conwert Immobilien Invest*	18,963	325
Erste Group Bank*	12,796	356
Kapsch TrafficCom	3,230	138
Lenzing	439	56
OMV	8,837	286
Porr Ag	2,082	78
Schoeller-Bleckmann Oilfield Equipment	4,542	323
Strabag	1,092	37
Voestalpine	10,184	386
Wienerberger	1,053	19

		2,023

Belgium — 0.2%
KBC Groep	2,030	122
Sioen Industries	210	7

		129

Brazil — 0.7%
Banco Bradesco ADR*	32,107	278
Banco do Brasil*	19,130	161
Cia de Locacao das Americas	1,100	2
Cia Vale do Rio Doce*	16,289	135

		576

Canada — 6.4%
Bank of Montreal	10,900	718
Calian Group	1,000	18
Chorus Aviation	2,740	13

Description	Shares	Market Value ($ Thousands)
Cogeco	3,782	$154
Constellation Software	703	327
Dollarama	2,300	171
Dorel Industries, Cl B	8,600	235
Fairfax Financial Holdings	840	399
Genworth MI Canada	3,320	81
Granite Oil	535	2
Great Canadian Gaming*	500	9
High Arctic Energy Services	32,200	115
High Liner Foods	8,383	125
Just Energy Group	13,500	74
Lucara Diamond	37,000	90
Magna International, Cl A	9,360	378
Medical Facilities	2,754	34
North American Energy Partners	908	3
Restaurant Brands International	4,862	231
Ritchie Bros Auctioneers	5,645	216
Rogers Communications, Cl B	9,550	369
Royal Bank of Canada	8,200	531
Savanna Energy Services*	29,300	35
Strad Energy Services*	14,708	17
Stuart Olson	14,600	61
Supremex	13,600	52
Teck Cominco, Cl B	10,900	276
Toronto-Dominion Bank	11,200	529
Transat AT, Cl B*	27,862	118
WestJet Airlines	235	4
Westshore Terminals Investment	3,700	76
Yellow Pages*	10,033	134

		5,595

China — 2.3%
Alibaba Group Holding ADR*	4,611	433
Baidu ADR*	1,959	327
BYD	39,500	238
China Finance Online ADR*	6,486	27
China Life Insurance	207,000	602
China Telecom	8,000	4
Ctrip.com International ADR*	5,560	251
NetEase ADR	690	155

		2,037

Colombia — 0.3%
Bancolombia ADR, Cl R	8,414	282

Czech Republic — 0.2%
Komercni Banka	5,935	196
Unipetrol	623	5

		201

Denmark — 1.3%
Columbus	42,579	65
DSV	6,302	284
Genmab*	872	151

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Novo Nordisk, Cl B	8,800	$299
Novozymes, Cl B	5,541	188
Pandora	1,060	126

		1,113

Finland — 1.6%
Atria, Cl A	10,693	125
Elisa, Cl A	5,060	159
Kone, Cl B	6,009	265
Lemminkainen	365	7
Neste Oil	7,029	289
Nokian Renkaat	2,490	90
Orion, Cl B	138	6
Sampo, Cl A	5,004	221
UPM-Kymmene	10,860	249

		1,411

France — 5.4%
Altamir	3,132	39
Bigben Interactive*	18,575	130
BNP Paribas	3,400	198
Burelle	77	72
Caisse Regionale de Credit Agricole Mutuel
Brie Picardie	144	3
Cegedim*	1,182	28
Credit Agricole Loire Haute-Loire	140	10
Credit Agricole Toulouse	315	30
Damartex	230	8
Derichebourg	17,193	54
Edenred	6,813	144
Essilor International	1,940	206
Esso Francaise*	450	17
Flamel Technologies ADR*	3,527	37
Fleury Michon	329	20
Groupe Open	2,777	65
Groupe Partouche*	823	37
HighCo	2,158	13
Ipsen	2,948	200
Kering	615	134
LafargeHolcim	267	14
Lectra	8,926	147
Legrand	5,178	290
Linedata	536	24
Mersen	6,497	128
PCAS	5,884	68
Peugeot*	10,439	154
Plastivaloire	1,513	184
PSB Industries	59	3
Safran	4,948	340
Savencia	79	6
Societe Generale	7,583	326
Sodexo	3,634	398
Synergie	1,933	67

Description	Shares	Market Value ($ Thousands)
Thales	2,460	$240
TOTAL	7,790	371
UBISOFT Entertainment*	9,201	320
Vetoquinol	324	15
Vinci	3,150	205
Voyageurs du Monde	115	8

		4,753

Germany — 3.7%
adidas	1,050	155
AUDI	37	24
BASF	1,546	133
Brenntag	3,779	199
CENTROTEC Sustainable	383	6
Constantin Medien*	17,806	34
Continental	2,802	498
CropEnergies	4,408	22
Deutsche Boerse	4,877	378
Deutsche Lufthansa	5,740	74
Eckert & Ziegler	2,760	69
Fresenius	1,890	136
FRoSTA	447	29
H&R GmbH & KGaA*	1,379	23
Highlight Communications	3,690	20
Koenig & Bauer*	769	34
KUKA	580	54
Leifheit	72	4
Mensch und Maschine Software	1,246	16
Merck KGaA	2,180	219
MPH Mittelstaendische Pharma Holding	6,149	21
MTU Aero Engines	1,590	167
Muehlbauer Holding	818	37
Paul Hartmann	49	20
SAP	4,181	350
Schloss Wachenheim	625	10
Siemens	2,281	258
VERBIO Vereinigte BioEnergie	29,159	216

		3,206

Hong Kong — 3.7%
1010 Printing Group	158,180	27
AIA Group	35,800	218
Anhui Conch Cement	95,500	276
Bank of China	54,000	25
China Construction Bank	556,000	414
China Mobile	33,500	366
Dynam Japan Holdings	22,400	32
EcoGreen International Group	488,400	109
FSE Engineering Holdings	38,000	13
Guangzhou Automobile Group	108,000	141
Hang Seng Bank	14,700	279
Hong Kong Exchanges and Clearing	15,300	402
Industrial & Commercial Bank of China	133,000	81

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Luen Thai Holdings	39,000	$16
Melco Crown Entertainment ADR	6,477	127
Niraku GC Holdings	208,000	19
Orient Overseas International	61,500	245
Oriental Press Group	50,000	6
Shanghai Fosun Pharmaceutical Group	41,300	130
Sun Hung Kai Properties	2,000	26
Tencent Holdings	12,400	310
TPV Technology	30,000	6

		3,268

Hungary — 0.2%
OTP Bank	7,340	198

India — 1.3%
HDFC Bank ADR	7,406	478
ICICI Bank ADR	58,826	461
Tata Motors ADR	7,060	233

		1,172

Indonesia — 1.0%
Bank Rakyat Indonesia Persero	98,100	79
Gajah Tunggal*	942,800	70
Hexindo Adiperkasa	54,900	14
Indo Tambangraya Megah	111,600	132
Indofood Sukses Makmur	398,900	223
Japfa Comfeed Indonesia	954,900	118
Samudera Indonesia	4,200	2
Telekomunikasi Indonesia Persero	610,900	170
Waskita Karya Persero	570,800	107

		915

Ireland — 1.0%
James Hardie Industries, CDI	21,563	332
Ryanair Holdings ADR*	6,690	534

		866

Israel — 1.0%
Ceragon Networks*	5,179	12
Dor Alon Energy in Israel 1988	1,076	14
Electra Consumer Products 1970	13,461	194
Knafaim Holdings	3,989	31
Meitav DS Investments	6,724	24
Scope Metals Group	2,563	51
Tadiran Holdings	9,468	232
Teva Pharmaceutical Industries ADR	8,766	330

		888

Italy — 1.3%
Brembo	2,000	115
Buzzi Unicem	4,315	92
Danieli & C Officine Meccaniche	145	2
DeA Capital*	10,144	11
Enel	84,448	342
Fiat Chrysler Automobiles*	15,600	121

Description	Shares	Market Value ($ Thousands)
Prysmian	18,503	$443
Servizi Italia	332	1

		1,127

Japan — 10.7%
Aichi Bank	200	11
Arata	1,800	38
AT-Group	4,000	88
Axyz	200	3
Central Japan Railway	300	49
CK-San-Etsu	2,000	23
Computer Engineering & Consulting	300	5
Daihatsu Diesel Manufacturing	3,600	22
Daito Trust Construction	300	47
Daiwa House Industry	5,200	148
Denso	23,600	1,031
FANUC	1,400	237
Fujitsu	45,000	267
Haseko	12,000	125
Hitachi	61,000	326
Hokuriku Gas	700	17
Itochu	9,600	132
Japan Exchange Group	33,300	495
Japan Post Holdings	8,400	104
Kamei	3,900	36
Kawasumi Laboratories	900	5
Keihanshin Building	4,100	21
Keiyo Gas	1,000	4
Kita-Nippon Bank	1,200	32
Koike Sanso Kogyo	2,000	5
Koito Manufacturing	3,700	194
Komatsu	4,800	111
Maruhachi Holdings	1,500	11
Marukyo	3,000	28
Maruzen	3,000	29
Megmilk Snow Brand	1,700	48
Mie Bank	2,000	39
Mitsubishi Electric	12,000	166
Mitsubishi Gas Chemical	6,000	91
Mitsubishi UFJ Financial Group	35,500	209
Mitsui Sumitomo Insurance Group Holdings	14,500	452
Mitsui Trust Holdings	8,900	324
Mixi	2,400	84
Nafco	1,100	16
Nidec	3,100	279
Nihon Dengi	1,300	22
Nihon Eslead	1,400	16
Nippon Telegraph & Telephone	8,370	340
Nissan Motor	16,400	152
NTT DoCoMo	14,800	341
Otsuka Holdings	100	4
Panasonic	23,600	241
PAPYLESS	600	22

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Rakuten*	29,100	$288
Sankyo Frontier	3,000	29
Sato Shoji	2,400	17
Secom	6,700	489
Shimano	2,000	330
Shimizu	20,000	185
SMC	1,300	371
Square Enix Holdings	7,900	200
Sumitomo	9,500	114
Taisei	18,000	131
Techno Ryowa	1,700	11
Terasaki Electric	2,400	17
T-Gaia	300	4
Tomen Devices	700	13
Tomoku	3,000	8
Toshiba*	31,000	116
Toyota Motor	8,100	473
Yamae Hisano	1,600	14
Zenkoku Hosho	1,400	48

		9,348

Malaysia — 0.3%
Allianz Malaysia	17,200	37
Dutch Lady Milk Industries	800	10
Gas Malaysia	22,100	13
Malaysian Pacific Industries	10,700	17
Padini Holdings	108,200	64
Petron Malaysia Refining & Marketing	37,500	35
Public Bank	8,600	38
Tenaga Nasional	25,000	79

		293

Mexico — 0.4%
Bio Pappel*	18,819	23
Cia Minera Autlan*	18,990	9
Grupo Financiero Banorte, Ser O	62,800	303
Rassini, Ser CP, Cl CP	8,586	32

		367

Netherlands — 1.6%
AMG Advanced Metallurgical Group	6,284	101
BE Semiconductor Industries	1,150	38
DOCdata	492	—
Heineken Holding	4,800	338
Kendrion	985	28
Nederland Apparatenfabriek	241	8
NN Group	3,700	119
SNS Reaal*	1,762	—
Unilever	19,595	787

		1,419

New Zealand — 0.1%
New Zealand Oil & Gas	48,333	22

Description	Shares	Market Value ($ Thousands)
Scales	10,857	$26

		48

Norway — 1.8%
Aker, Cl A	2,025	75
Bonheur	1,888	12
DnB	41,581	613
Marine Harvest	6,530	117
Norsk Hydro	72,018	340
Selvaag Bolig	4,994	24
Statoil ADR	22,427	390

		1,571

Panama — 0.3%
Copa Holdings, Cl A	2,818	250

Peru — 0.4%
Credicorp	2,003	314
Empresa Siderurgica del Peru SAA*	50,198	5

		319

Philippines — 0.1%
Cebu Air	2,290	5
Top Frontier Investment Holdings*	9,930	48

		53

Poland — 0.2%
Polski Koncern Naftowy ORLEN	7,954	145
Stalprodukt	348	41

		186

Portugal — 0.2%
Jeronimo Martins	9,000	142

Qatar — 0.2%
Ooredoo QSC	7,839	200

Russia — 1.8%
Lukoil PJSC ADR	3,820	188
Magnit PJSC GDR	6,716	270
Rosneft PJSC GDR	111,334	586
Sberbank of Russia PJSC ADR	28,665	289
Yandex, Cl A*	10,557	201

		1,534

Singapore — 1.3%
Auric Pacific Group*	16,500	16
Boustead Singapore	107,700	61
CSE Global	56,000	17
DBS Group Holdings	37,400	458
Dutech Holdings	25,900	8
Frencken Group	11,600	2
Golden Agri-Resources	8,000	2
Hong Leong Finance	10,400	16
NatSteel	8,500	10
New Toyo International Holdings	23,200	5
QAF	6,792	6

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
United Industrial	110,000	$208
United Overseas Bank	25,348	361

		1,170

South Africa — 1.6%
Alexander Forbes Group Holdings	92,870	42
FirstRand	25,808	93
Gold Fields ADR	23,015	71
Kumba Iron Ore*	6,005	71
Merafe Resources	130,761	12
Naspers, Cl N	4,831	708
Sibanye Gold	40,260	84
Standard Bank Group	28,228	304
Telkom	9,767	48

		1,433

South Korea — 3.8%
Hyundai Mobis	1,739	370
Korea Electric Power	4,514	180
Korea Petrochemical Industries	280	54
LG.Philips LCD	510	12
NAVER	387	264
Samsung Electronics	1,459	2,179
SK Hynix	6,309	231

		3,290

Spain — 1.9%
Abertis Infraestructuras	19,628	262
Amadeus IT Group, Cl A	15,768	715
Bankinter	33,057	249
Iberpapel Gestion	431	10
Industria de Diseno Textil	12,785	438

		1,674

Sweden — 2.7%
Atlas Copco, Cl A	12,854	388
Atlas Copco, Cl B	18,313	492
Biotage	68,876	348
Catella	14,310	36
Getinge, Cl B	19,739	301
KappAhl	18,021	86
NCC, Cl A	546	13
Proact IT Group	1,997	29
Probi	442	22
Svenska Handelsbanken, Cl A	37,335	518
Volvo, Cl B	14,666	157

		2,390

Switzerland — 3.9%
Actelion	720	139
Bachem Holding, Cl B	280	23
Cie Financiere Richemont	3,719	243
Cie Financiere Tradition	468	37
Credit Suisse Group ADR	23,314	311
Goldbach Group	1,151	34

Description	Shares	Market Value ($ Thousands)
Holcim	3,758	$199
Metall Zug	12	38
Nestle	10,287	691
Novartis ADR	7,202	495
Roche Holding	2,511	559
SGS	118	237
Swiss Life Holding	144	39
Wolseley	5,867	340

		3,385

Taiwan — 4.4%
Advanced Semiconductor Engineering	291,000	313
Bizlink Holding	30,000	144
Hon Hai Precision Industry	289,411	745
Hon Hai Precision Industry GDR	65,921	330
Pegatron	3,633	9
Taiwan Semiconductor Manufacturing	134,000	769
Taiwan Semiconductor Manufacturing ADR	52,810	1,568

		3,878

Thailand — 0.9%
Charoen Pokphand Foods	107,500	87
Esso Thailand*	72,100	27
PTT	30,800	301
Siam Cement	14,300	191
Siam Cement NVDR, NVDR	12,850	171
Tata Steel Thailand*	586,000	13
Thai Stanley Electric	2,900	14

		804

Turkey — 1.0%
Akbank	234,170	516
Turkiye Garanti Bankasi	114,973	244
Turkiye Is Bankasi, Cl C	108,417	152

		912

United Kingdom — 11.6%
3i Group	874	8
ASOS*	2,764	174
Associated British Foods	8,751	279
AstraZeneca	7,647	396
Barclays	298,822	806
BHP Billiton	194	3
BP	22,985	132
BP PLC ADR	7,884	276
British American Tobacco	12,063	662
Burberry Group	8,863	158
Capita	23,953	157
Character Group	4,317	23
CML Microsystems	475	2
Coats Group*	23,012	11
Compass Group	5,169	89
Computacenter	6,818	62
CRH	11,098	369

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Diageo	21,032	$527
Domino’s Pizza Group	12,540	55
Eco Animal Health Group	1,679	11
Evraz*	14,693	44
Experian	17,602	332
Games Workshop Group	1,198	9
GlaxoSmithKline	6,380	119
Glencore*	123,897	432
Halma	10,200	120
Hargreaves Lansdown	13,025	192
Hargreaves Services	316	1
Howden Joinery Group	32,127	145
HSBC Holdings	115,664	918
Imperial Brands	4,430	190
Indivior	17,994	73
ITV	165,634	348
JD Sports Fashion	18,645	78
Just Eat*	25,291	185
Morgan Sindall	1,725	16
NWF Group*	13,634	30
Premier Oil*	35,437	26
Prudential	17,710	343
Reckitt Benckiser Group	1,590	134
Rio Tinto	10,792	403
Rio Tinto ADR	9,654	366
Rolls-Royce Holdings	12,794	108
Shire	16,871	982
Sky	271	3
St. James’s Place	16,271	191
Taptica international	3,889	7
Tullow Oil*	33,157	123
Vodafone Group ADR	289	7
WPP	1,599	34

		10,159

United States — 3.5%
Carnival, Cl A	11,882	611
Core Laboratories	5,481	612
Everest Re Group	2,478	522
ICON*	15,322	1,159
PriceSmart	2,183	199

		3,103

Total Common Stock (Cost $80,147) ($ Thousands)		81,045

EXCHANGE TRADED FUNDS — 0.9%

United States — 0.9%
iShares MSCI EAFE ETF	10,134	575

Description	Shares	Market Value ($ Thousands)
iShares MSCI Emerging Markets Index Fund	7,198	$256

Total Exchange Traded Funds (Cost $835) ($ Thousands)		831

PREFERRED STOCK — 0.8%

Brazil — 0.7%
Banco Bradesco*	21,392	188
Centrais Eletricas Santa Catarina	8,800	38
Itau Unibanco Holding	8,999	94
Itau Unibanco Holding ADR	18,977	196
Metalurgica Gerdau*	30,400	53
Vale, Cl A*	5,200	39

		608

Germany — 0.1%
Einhell Germany	165	7
KSB	168	63
Westag & Getalit	305	6

		76

Total Preferred Stock (Cost $738) ($ Thousands)		684

	Number of Rights
RIGHTS — 0.0%

Italy — 0.0%
UnipolSai, Cl A‡‡	63,532	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	2,348,522	2,349

Total Cash Equivalent (Cost $2,349) ($ Thousands)		2,349

Total Investments — 96.9% (Cost $84,069) ($ Thousands)		$84,909

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	25	Dec-2016	$6
FTSE 100 Index	6	Dec-2016	(1)
Hang Seng Index	1	Dec-2016	1
S&P TSX 60 Index	2	Dec-2016	—
SPI 200 Index	3	Dec-2016	3
Topix Index	4	Dec-2016	14

			$23

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2016

Percentages are based on Net Assets of $87,654 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

ADR — American Depositary Receipt

CDI — Average One-Day Interbank Offered Rate

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$81,001	$44	$—	$81,045
Exchange Traded Funds	831	—	—	831
Preferred Stock	684	—	—	684
Rights	—	—	—	—
Cash Equivalent	2,349	—	—	2,349

Total Investments in Securities	$84,865	$44	$—	$84,909

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$24	$—	$—	$24
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$23	$—	$—	$23

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 81.5%

Argentina — 2.3%
Banco Macro ADR	25,470	$1,762
Grupo Clarin GDR, Cl B	60,800	1,453
Grupo Financiero Galicia ADR	205,192	5,579
MercadoLibre	53,210	8,398
Pampa Energia ADR*	64,366	2,248
Telecom Argentina ADR	59,300	1,067
Transportadora de Gas del Sur ADR	96,200	745
YPF ADR	134,470	2,285

		23,537

Bangladesh — 0.4%
BRAC Bank	2,006,670	1,653
Envoy Textiles	794,426	372
GrameenPhone	413,070	1,474
Square Pharmaceuticals	349,998	1,080

		4,579

Botswana — 0.0%
Sechaba Breweries Holdings	116,590	317

Brazil — 3.3%
Ambev	167,100	847
Ambev ADR	1,118,013	5,579
Banco do Brasil*	574,000	4,836
BM&F Bovespa*	101,600	499
Cosan, Cl A	169,451	1,218
Cosan Industria e Comercio (Brazil)	103,900	1,213
EcoRodovias Infraestrutura e Logistica	670,700	1,566
Iochpe Maxion	71,670	280
JBS	604,200	1,743
Lojas Renner	259,729	1,726
Petroleo Brasileiro ADR, Cl A*	362,840	3,403
Porto Seguro	156,500	1,324
Raia Drogasil*	214,865	4,097
Smiles	63,300	896
TOTVS	38,200	243
Ultrapar Participacoes	45,300	925
Vale ADR, Cl B*	332,500	2,494
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	58,500	443
Via Varejo	191,800	547
WEG	69,400	320

		34,199

Canada — 0.9%
Africa Oil*	981,632	1,383
First Quantum Minerals	230,799	2,633
Gran Tierra Energy*	1,378,166	3,966
Parex Resources*	103,500	1,350

		9,332

Chile — 0.6%
Banco de Chile	2,083,209	236
Banco Santander Chile	13,843,205	751

Description	Shares	Market Value ($ Thousands)
Forus	309,820	$1,022
Parque Arauco	949,702	2,175
SONDA	407,879	789
Vina Concha y Toro	518,110	830

		5,803

China — 7.5%
Agricultural Bank of China	4,106,000	1,720
Air China	1,082,000	742
Alibaba Group Holding ADR*	76,400	7,183
Baidu ADR*	6,700	1,119
BYD Electronic International	2,456,000	2,185
Changyou.com ADR*	65,910	1,590
China Biologic Products*	40,887	4,895
China Communications Construction	2,401,000	2,879
China Communications Services	2,242,000	1,321
China Everbright Bank	2,515,000	1,193
China Lodging Group ADR	28,112	1,472
China Petroleum & Chemical	6,562,000	4,585
China Petroleum & Chemical ADR	15,500	1,119
China Railway Construction	1,418,500	2,015
China Railway Group	1,982,000	1,789
Cogobuy Group* (A)	610,000	928
Country Garden Holdings	1,993,000	1,115
Ctrip.com International ADR*	164,178	7,426
Dongfeng Motor Group	2,654,000	2,700
Great Wall Motor*	456,000	429
Guangzhou R&F Properties	1,661,200	2,112
Huaneng Power International	418,000	262
JA Solar Holdings ADR*	68,500	373
Kingdee International Software Group*	3,026,000	1,311
Li Ning*	1,955,500	1,439
Maanshan Iron & Steel*	5,768,000	1,517
NetEase ADR	26,250	5,883
New Oriental Education & Technology Group ADR*	49,100	2,463
PICC Property & Casualty	846,000	1,418
Ping An Insurance Group of China	290,000	1,604
Silergy	129,947	1,983
Sinopec Engineering Group	1,014,000	876
Sinopharm Group	733,600	3,424
TAL Education Group ADR*	13,212	1,011
YY ADR*	22,700	982
Zhejiang Expressway	2,422,000	2,589

		77,652

Colombia — 1.1%
Bancolombia	49,180	401
Bancolombia ADR, Cl R	119,033	3,987
Canacol Energy*	377,810	1,278
Cementos Argos	133,276	477
Cemex Latam Holdings*	549,295	1,995
Constructora Conconcreto	445,980	147

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Empresa de Telecomunicaciones de Bogota	5,146,780	$943
Financiera Colombiana	51,779	597
Grupo Aval Acciones y Valores ADR	174,094	1,320
Interconexion Electrica ESP	115,718	375

		11,520

Czech Republic — 0.2%
CEZ	37,030	601
Moneta Money Bank* (A)	443,668	1,449

		2,050

Egypt — 0.7%
Commercial International Bank Egypt GDR	424,157	1,607
Global Telecom Holding SAE GDR*	2,454,703	4,246
Integrated Diagnostics Holdings (A)	442,170	1,592

		7,445

France — 0.1%
Vicat	15,485	897

Georgia — 0.2%
BGEO Group	62,042	2,294

Greece — 0.5%
Alpha Bank*	712,728	1,437
Eurobank Ergasias*	622,000	466
JUMBO	139,784	1,990
National Bank of Greece*	7,307,368	1,705

		5,598

Hong Kong — 9.2%
Bank of China	15,715,000	7,152
Chaowei Power Holdings	1,720,000	1,574
China Conch Venture Holdings	534,000	984
China Construction Bank	17,201,000	12,818
China Everbright	730,000	1,474
China Evergrande Group	913,000	624
China Lesso Group Holdings	1,716,000	1,241
China Maple Leaf Educational Systems	1,106,000	702
China Medical System Holdings	946,000	1,578
China Mobile	223,000	2,434
China Mobile ADR	33,100	1,810
China Modern Dairy Holdings*	6,759,000	1,795
China Resources Power Holdings	982,000	1,615
China Southern Airlines	1,688,000	968
China Water Affairs Group	1,078,000	771
GOME Electrical Appliances Holdings	3,906,000	509
Guangzhou Automobile Group	1,034,000	1,354
Guotai Junan International Holdings	6,134,000	2,444
Huaneng Renewables	3,870,000	1,247
Industrial & Commercial Bank of China	10,894,000	6,671
Kingboard Chemical Holdings	676,500	1,897
KWG Property Holding	1,178,000	662
Man Wah Holdings	2,208,000	1,540
Minth Group	418,000	1,369

Description	Shares	Market Value ($ Thousands)
Nexteer Automotive Group	301,000	$377
O-Net Technologies Group*	1,936,818	1,016
Pacific Basin Shipping*	10,199,000	1,670
Pou Sheng International Holdings	5,820,000	1,778
Regina Miracle International Holdings (A)	2,284,810	2,248
Shanghai Industrial Holdings	514,000	1,448
Shanghai Pharmaceuticals Holding	804,400	2,012
Shenzhen Expressway	566,319	544
Shimao Property Holdings	1,169,000	1,528
Sino-Ocean Group Holding	1,795,500	766
Sinosoft Technology Group	1,137,000	534
SJM Holdings	2,464,000	1,995
Skyworth Digital Holdings	944,000	593
Summit Ascent Holdings*	3,032,000	930
Sunac China Holdings	682,000	518
Sunny Optical Technology Group	206,000	1,037
Tencent Holdings	614,900	15,355
Texhong Textile Group	1,227,197	1,848
Tongda Group Holdings	7,986,275	2,348
TravelSky Technology	454,000	952
Want Want China Holdings	1,382,000	882

		95,612

Hungary — 0.4%
OTP Bank	23,055	621
Richter Gedeon Nyrt	167,120	3,337

		3,958

India — 3.1%
Bajaj Auto	15,250	598
Dr Reddy’s Laboratories ADR	83,100	3,883
HCL Technologies	330,479	3,881
HDFC Bank ADR	107,986	6,967
Hindustan Unilever	67,497	832
ICICI Bank ADR	419,300	3,287
Infosys ADR	161,600	2,340
Infosys Technologies	302,719	4,315
Tata Consultancy Services	78,701	2,617
Tata Motors ADR	77,900	2,576
Wipro	115,577	786

		32,082

Indonesia — 3.9%
Ace Hardware Indonesia	6,723,900	429
Adaro Energy	14,136,374	1,596
Adhi Karya Persero	4,308,200	607
Agung Podomoro Land*	20,012,500	349
Astra Agro Lestari	411,277	502
Astra International	4,137,800	2,305
Bank Central Asia	2,679,627	2,827
Bank Negara Indonesia Persero	3,845,400	1,468
Bank Tabungan Negara Persero	9,225,000	1,123
Ciputra Development	10,520,582	1,048
Gudang Garam	218,800	1,049

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Indofood Sukses Makmur	2,129,800	$1,191
Kalbe Farma	39,820,195	4,407
Link Net	2,968,000	1,084
Malindo Feedmill*	3,961,500	383
Matahari Putra Prima	5,412,000	679
Media Nusantara Citra	5,956,200	763
Pakuwon Jati	104,712,303	5,293
Pan Brothers	11,885,100	391
Surya Citra Media	11,234,255	2,081
Telekomunikasi Indonesia Persero	9,664,200	2,696
Telekomunikasi Indonesia Persero ADR	90,680	2,548
Tower Bersama Infrastructure	365	—
Ultrajaya Milk Industry & Trading*	7,850,000	2,693
United Tractors	953,700	1,478
Vale Indonesia*	3,725,400	929
Waskita Karya Persero	4,998,800	941

		40,860

Isle of Man — 0.0%
Eros International*	29,602	416

Israel — 0.1%
Ceragon Network*	315,009	725

Ivory Coast — 0.2%
Societe Generale de Banques en Cote d’Ivoire	1,120	261
Sonatel	32,578	1,264

		1,525

Kashmiri — 0.1%
Advanced Process Systems*	46,589	958

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR*	720,960	4,030
KazMunaiGas Exploration Production JSC GDR*	127,460	988
KCell GDR	270,676	853

		5,871

Kenya — 0.4%
ARM Cement*	10	—
East African Breweries	167,963	409
Equity Group Holdings	8,068,606	2,378
Safaricom	7,946,290	1,553

		4,340

Malaysia — 0.8%
AirAsia	3,976,600	2,457
Axiata Group	375,800	353
CIMB Group Holdings	798,800	817
IHH Healthcare	2,754,595	4,071
Karex	1,790,162	966

		8,664

Mauritius — 0.1%
MCB Group	244,290	1,454

Description	Shares	Market Value ($ Thousands)
Mexico — 2.8%
Alfa, Cl A	503,000	$669
America Movil, Ser L	630,800	384
Arca Continental	238,802	1,270
Banregio Grupo Financiero	856,980	4,611
Controladora Vuela Cia de Aviacion ADR*	63,007	923
Fomento Economico Mexicano	114,900	904
Gentera	323,600	514
Gruma, Ser B, Cl B	155,255	1,866
Grupo Aeroportuario del Centro Norte, Cl B	109,129	517
Grupo Aeroportuario del Pacifico, Ser B, Cl B	50,200	431
Grupo Lala, Cl B	485,288	735
Grupo Mexico, Ser B	166,300	458
Grupo Televisa ADR	163,798	3,402
Inmobiliaria Vesta	932,385	1,119
Kimberly-Clark de Mexico, Cl A	2,152,445	3,785
Megacable Holdings	375,189	1,167
Mexichem	367,676	878
Wal-Mart de Mexico	3,064,130	5,662

		29,295

Morocco — 0.4%
Attijariwafa Bank	48,430	1,889
Ciments du Maroc	7,180	899
Cosumar	40,420	1,113

		3,901

Nigeria — 0.2%
Guaranty Trust Bank	8,078,095	581
Presco	1,618,660	227
SEPLAT Petroleum Development	734,571	801
Zenith Bank	11,963,979	525

		2,134

Oman — 0.1%
Bank Muscat	1,152,293	1,257

Pakistan — 1.3%
Bank Alfalah	4,104,940	1,284
DG Khan Cement	353,090	643
Engro Fertilizers	7,410,000	4,554
Habib Bank	1,491,706	3,235
Pak Elektron	912,200	608
PAK Suzuki Motor	47,519	240
Pakistan State Oil	531,000	2,020
United Bank	625,780	1,245

		13,829

Panama — 0.6%
Avianca Holdings ADR	432,599	3,037
Copa Holdings, Cl A	34,781	3,091

		6,128

Peru — 1.3%
Alicorp	757,698	1,631

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Cementos Pacasmayo SAA	1,046,600	$1,933
Cia de Minas Buenaventura ADR	244,450	2,731
Credicorp	34,668	5,432
Ferreycorp	1,298,960	651
InRetail Peru* (A)	27,646	526
Intercorp Financial Services	17,100	540

		13,444

Philippines — 3.2%
Ayala Land	1,972,800	1,307
BDO Unibank	2,110,881	4,749
Cosco Capital	6,542,000	1,115
East West Banking	2,247,000	860
Emperador	3,491,700	498
GT Capital Holdings	43,850	1,022
Jollibee Foods	576,170	2,505
Megawide Construction*	6,590,000	2,009
Megaworld	15,360,407	1,139
Nickel Asia	6,122,823	1,023
Pilipinas Shell Petroleum*	1,302,000	1,754
PNOC Energy Development (Philippines)	5,939,200	612
Puregold Price Club	1,784,303	1,402
Robinsons Land	5,267,100	2,727
Robinsons Retail Holdings	1,558,270	2,267
Security Bank	334,350	1,222
SM Prime Holdings	2,243,500	1,199
Universal Robina	1,362,315	4,664
Xurpas	4,020,000	784

		32,858

Poland — 1.8%
Bank Millennium*	1,176,556	1,488
CCC	19,489	925
Energa	435,289	826
Eurocash	447,262	4,152
Grupa Lotos*	155,149	1,365
Kernel Holding	80,180	1,245
Orange Polska*	1,050,772	1,351
PGE	305,383	676
PKP Cargo*	114,389	1,310
Polski Koncern Naftowy ORLEN	220,482	4,021
Powszechny Zaklad Ubezpieczen	85,415	603
Synthos	348,546	364

		18,326

Qatar — 0.4%
Al Khalij Commercial Bank	118,280	560
Barwa Real Estate	133,536	1,130
Commercial Bank QSC	42,221	383
Qatar Electricity & Water	14,800	866
United Development	321,820	1,625

		4,564

Description	Shares	Market Value ($ Thousands)
Romania — 0.9%
Banca Transilvania	10,746,043	$5,953
BRD-Groupe Societe Generale	399,330	1,026
OMV Petrom*	7,374,250	400
Societatea Nationala de Gaze Naturale ROMGAZ	28,914	165
Societatea Nationala de Gaze Naturale ROMGAZ GDR	366,051	2,032

		9,576

Russia — 2.8%
Gazprom ADR	470,323	2,182
Gazprom PJSC ADR	227,612	1,049
Globaltrans Investment GDR	139,415	774
Lukoil PJSC ADR	124,563	6,107
Mail.Ru Group GDR*	43,943	791
PhosAgro PJSC GDR	78,630	1,081
Rosneft PJSC GDR	111,388	586
Sberbank of Russia PJSC ADR	361,404	3,623
Sistema GDR	89,605	740
Surgutneftegas ADR	253,086	1,166
Tatneft ADR	20,770	760
Tatneft PJSC ADR	29,414	1,070
X5 Retail Group GDR*	45,018	1,351
Yandex, Cl A*	392,136	7,455

		28,735

Singapore — 0.2%
Yoma Strategic Holdings	5,030,000	2,054

South Africa — 2.7%
Barclays Africa Group	118,524	1,329
Barloworld	372,156	2,837
Bidvest Group	69,199	803
FirstRand	1,122,146	4,040
Foschini Group	35,225	373
Liberty Holdings	85,760	677
Life Healthcare Group Holdings	225,108	498
Mediclinic International	123,000	1,094
MMI Holdings	683,583	1,071
Mondi	17,133	346
Nampak*	463,379	522
Netcare	237,019	528
Sasol	16,245	439
Shoprite Holdings	218,293	2,909
Sibanye Gold	827,518	1,721
Sibanye Gold ADR	49,905	415
SPAR Group	33,118	447
Standard Bank Group	118,504	1,276
Steinhoff International Holdings	303,872	1,410
Telkom	241,052	1,196
Tiger Brands	64,912	1,824
Truworths International	103,446	518
Tsogo Sun Holdings	237,444	478

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Vodacom Group	144,943	$1,496

		28,247

South Korea — 7.2%
Amorepacific	12,443	3,491
BNK Financial Group	85,113	652
CJ	3	1
Coway	14,619	1,057
Dongbu Insurance	26,894	1,679
Hana Financial Group	76,662	2,108
Hanwha	27,152	820
Hanwha Techwin	34,521	1,413
Heung-A Shipping, Cl A	313,605	342
Hyosung	12,474	1,483
Hyundai Marine & Fire Insurance	109,144	3,398
Hyundai Mobis	4,963	1,057
Jusung Engineering*	233,385	1,845
Kangwon Land	37,221	1,135
KB Financial Group	66,102	2,381
KEPCO Plant Service & Engineering	16,497	814
Kia Motors	133,604	4,274
Kolon Industries	17,390	1,040
Korea Aerospace Industries	17,884	1,014
Korea Electric Power	47,929	1,907
Korea Electric Power ADR	170,400	3,372
KT&G	21,220	1,906
LG	39,670	1,917
LG Display ADR	162,200	1,927
LG Household & Health Care	1,076	724
LG.Philips LCD	18,494	443
Mando	11,258	2,412
Nong Shim	2,519	701
POSCO ADR	30,000	1,603
Posco Daewoo	18,516	422
Samsung Biologics*	13,829	1,822
Samsung Electronics	9,296	13,884
SIMMTECH	150,090	1,451
SK Hynix	60,445	2,218
SK Innovation	7,334	957
SK Materials	16,810	2,200
SK Telecom	6,083	1,176
SK Telecom ADR	10,900	231
Soulbrain	37,580	1,678
Vieworks	29,710	1,479

		74,434

Switzerland — 0.1%
Wizz Air Holdings* (A)	56,272	1,178

Taiwan — 9.2%
Advanced Semiconductor Engineering	1,213,000	1,303
Asia Cement	1,311,000	1,154
Asustek Computer	155,000	1,284
Catcher Technology	268,000	1,947

Description	Shares	Market Value ($ Thousands)
Chailease Holding	519,000	$886
Chicony Electronics	289,103	681
Chroma ATE	642,000	1,591
Chunghwa Telecom	275,000	928
Compal Electronics	3,390,000	1,930
Coretronic	929,600	992
CTCI	378,000	598
E Ink Holdings	1,843,000	1,315
Eclat Textile	298,643	3,092
Egis Technology*	304,000	2,685
Foxconn Technology	364,580	956
Fubon Financial Holding	2,135,000	3,312
Global PMX	307,000	1,180
Gourmet Master	158,950	1,324
Highwealth Construction	442,600	664
Hon Hai Precision Industry	2,786,375	7,169
Hotai Motor	74,000	851
Inventec	2,110,000	1,427
Lite-On Technology	1,468,769	2,318
Macauto Industrial	339,000	1,835
Mercuries Life Insurance*	2,115,000	1,141
Merida Industry	279,000	1,221
Micro-Star International	434,000	1,157
PChome Online	265,000	2,403
Pegatron	1,767,000	4,208
Phison Electronics	128,000	978
Powertech Technology	1,667,000	4,283
President Chain Store	54,000	406
Silicon Motion Technology ADR	40,972	1,884
Simplo Technology	479,000	1,416
St. Shine Optical	50,000	957
Taishin Financial Holding	1,695,405	622
Taiwan Semiconductor Manufacturing	852,000	4,892
Taiwan Semiconductor Manufacturing ADR	663,402	19,696
TCI	178,000	955
TTY Biopharm	256,000	781
TYC Brother Industrial	1,096,000	1,166
Vanguard International Semiconductor	395,000	745
Win Semiconductors	360,000	1,024
Wistron	41,729	30
Wistron NeWeb	410,000	1,213
WPG Holdings	2,055,000	2,544

		95,144

Thailand — 3.1%
Bangkok Life Assurance	685,600	1,014
Beauty Community	3,327,700	1,026
Charoen Pokphand Foods	3,170,100	2,554
Delta Electronics Thailand	501,200	1,064
Home Product Center	2,583,600	746
IRPC	4,583,400	578
Kiatnakin Bank	1,274,900	1,974
Krung Thai Bank	1,817,100	896

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Land & Houses NVDR	10,820,424	$2,820
Minor International NVDR	2,659,636	2,795
PTT	660,600	6,462
PTT Global Chemical	476,300	834
Sansiri	11,920,200	545
Siam Cement	98,100	1,336
Sino-Thai Engineering & Construction NVDR	3,999,779	3,251
Taokaenoi Food & Marketing	1,049,600	794
Thai Oil	737,500	1,530
Thanachart Capital	1,492,500	1,841

		32,060

Turkey — 1.2%
Coca-Cola Icecek	416,039	3,982
Emlak Konut Gayrimenkul Yatirim Ortakligi	822,884	694
Eregli Demir ve Celik Fabrikalari	830,686	1,141
Ford Otomotiv Sanayi	49,102	413
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	358,361	332
TAV Havalimanlari Holding	169,419	639
Tekfen Holding	430,358	762
Tupras Turkiye Petrol Rafinerileri	35,256	704
Turkiye Garanti Bankasi	139,000	296
Turkiye Is Bankasi, Cl C	581,246	817
Turkiye Vakiflar Bankasi Tao, Cl D	1,250,439	1,521
Yazicilar Holding, Cl A	254,763	909

		12,210

Ukraine — 0.1%
MHP GDR	70,521	628

United Arab Emirates — 2.1%
Aldar Properties PJSC	4,387,580	2,962
DAMAC Properties Dubai	3,148,565	1,886
Dubai Islamic Bank	2,239,722	3,195
Emaar Properties	3,927,429	7,293
Emirates NBD	300,000	660
First Gulf Bank	443,622	1,401
NMC Health	192,253	3,243
Ras Al Khaimah Ceramics	1,309,459	831

		21,471

United Kingdom — 1.2%
Amerisur Resources*	1,686,221	611
Georgia Healthcare Group* (A)	255,480	1,174
KAZ Minerals*	582,756	2,640
MHP GDR	93,939	836
TBC Bank Group*	186,170	3,091
Tullow Oil*	1,043,800	3,884

		12,236

United States — 1.9%
Globant*	40,382	1,383
Kansas City Southern	54,996	4,879
Luxoft Holding, Cl A*	73,292	4,020
Navios Maritime Partners*	154,194	261

Description	Shares	Market Value ($ Thousands)
PriceSmart	91,950	$8,395
Tahoe Resources	71,662	686

		19,624

Total Common Stock (Cost $857,385) ($ Thousands)		845,021

	Number of Participation Notes
PARTICIPATION NOTES — 7.5%

Cayman Islands — 0.3%
Hemas Holdings, Expires 11/16/2018*	688,148	440
LAUGFS Gas, Expires 11/16/2018*	704,271	153
Tokyo Cement Lanka, Expires 11/16/2018*	456,690	186
Vietnam Dairy Products JSC, Expires 10/31/2018*	289,077	1,762

		2,541

Chile — 0.2%
SACI Falabella, Expires 11/07/2018*	298,427	2,343

China — 0.2%
Huangshan Tourism Development, Expires 11/06/2020*	665,628	1,569

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018*	22,810	212
Cemex Latam Holdings, Expires 10/31/2018*	199,176	710
Constructora Conconcreto, Expires 12/05/2018*	497,710	163
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018*	1,784,970	324

		1,409

Egypt — 0.3%
Emaar Misr for Development, Expires 05/02/2018*	8,585,143	1,460
Palm Hills Developments, Expires 05/02/2018*	9,418,487	1,638

		3,098

India — 1.5%
Adani Tran, Expires 06/24/2020*	1,620,817	1,366
Bharat Financial Inclusion, Expires 11/05/2018*	25,322	273
Biocon, Expires 04/22/2021*	135,382	1,796
Jain Irrigation, Expires 10/05/2021*	1,321,969	1,719
Jamna Auto, Expires 06/17/2021*	588,070	1,515
LIC Housing Finance, Expires 03/08/2019*	173,372	1,426
LIC Housing Finance, Expires 03/28/2019*	537	4
PNC Infratech, Expires 06/01/2021*	762,735	1,213
PVR, Expires 06/19/2020*	76,113	1,266
Rural Electrification, Expires 09/29/2021*	893,728	1,784
SKS Microfinance, Expires 11/05/2018*	181,956	1,962

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2016

Description	Number of Participation Notes	Market Value ($ Thousands)
Voltas, Expires 05/28/2020*	313,581	$1,433

		15,757

Kuwait — 0.4%
Kuwait Food Americana SAK, Expires 02/14/2019*	120,850	1,032
Mabanee, Expires 08/05/2019*	374,283	1,004
Mabanee SAK, Expires 08/05/2019*	39,130	105
National Bank of Kuwait SAKP, Expires 11/20/2018*	802,509	1,647

		3,788

Pakistan — 0.6%
DG Khan Cement, Expires 01/17/2017*	581,000	1,057
United Bank, Expires 01/17/2017*	136,660	270
United Bank, Expires 10/31/2016*	2,526,373	5,023

		6,350

Saudi Arabia — 1.4%
CO For Cooperative Insurance, Expires 07/31/2017*	184,712	4,951
Fawaz Abdulaziz Al Hokair, Expires 03/02/2017*	171,140	1,586
Mouwasat Medical Services, Expires 09/20/2017*	11,000	396
Mouwasat Medical Services, Expires 09/20/2017*	59,887	2,165
National Industrialization, Expires 07/12/2017*	591,200	2,642
United International Transportation, Expires 02/26/2018*	191,430	1,662
United International Transportation, Expires 07/31/2017*	154,290	1,331

		14,733

Sri Lanka — 0.3%
Danang Rubber JSC, Expires 06/03/2019*	26,270	36
Hatton National Bank, Expires 08/16/2018*	753,561	1,107
John Keells Holdings, Expires 07/05/2019*	1,046,495	1,041
Military Commercial Joint Stock Bank, Expires 02/12/2018*	653,688	381
Vingroup, Expires 07/31/2019*	212,236	390

		2,955

Turkey — 0.1%
Turkiye Garanti Bankasi, Expires 11/30/2017*	486,183	1,022

United States — 1.2%
CitiGroup Global, Expires 04/16/2018*	1,215,438	2,499
East African Breweries, Expires 10/31/2017*	787,144	1,916
FPT, Expires 09/10/2018*	1,220,890	2,314
National Bank of Kuwait, Expires 04/30/2018*	668,144	1,375

Description	Number of Participation Notes	Market Value ($ Thousands)
National Industrialization, Expires 07/12/2017*	841,331	$3,764

		11,868

Vietnam — 0.9%
Danang Rubber, Expires 06/03/2019*	600,625	822
Hoa Phat Group, Expires 07/24/2018*	1,277,637	2,352
Military Commercial Joint Stock Bank, Expires 04/20/2017*	1,237,950	722
Military Commercial Joint Stock Bank, Expires 02/12/2018*	1,740,505	1,016
Mobile World Investment, Expires 08/15/2017*	93,570	675
Vietnam Dairy Products, Expires 12/05/2016*	240,898	1,468
Vingroup, Expires 07/31/2019*	501,687	921
Vingroup, Expires 01/20/2017*	920,154	1,690

		9,666

Total Participation Notes (Cost $78,160) ($ Thousands)		77,099

	Shares
EXCHANGE TRADED FUNDS — 6.6%

United States — 6.6%
iShares MSCI Emerging Markets Index Fund	1,577,056	55,986
iShares MSCI Frontier 100 ETF	24,730	610
WisdomTree India Earnings Fund	595,100	12,045

Total Exchange Traded Funds (Cost $69,931) ($ Thousands)		68,641

PREFERRED STOCK — 2.0%

Brazil — 1.5%
Banco Bradesco*	193,480	1,702
Bradespar*	87,721	388
Braskem	222,700	1,811
Cia Brasileira de Distribuicao	40,100	647
Cia Energetica de Minas Gerais	335,400	783
Cia Paranaense de Energia	164,900	1,411
Itausa - Investimentos Itau	2,134,390	5,433
Suzano Papel e Celulose, Cl A	702,300	2,668
Telefonica Brasil	63,900	853

		15,696

Colombia — 0.4%
Banco Davivienda	403,031	3,780
Bancolombia	42,105	358
Financiera Colombiana	25,414	264

		4,402

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
South Korea — 0.1%
LG Chemical	6,973	$981

Total Preferred Stock (Cost $18,742) ($ Thousands)		21,079

	Number of Rights
RIGHTS — 0.0%

South Korea — 0.0%
Heung-A Shipping, Cl A, Expires 12/27/2016*	61,786	6

Taiwan — 0.0%
Taishin Financial, Expires 12/23/2016*	64,349	—

Total Rights (Cost $—) ($ Thousands)		6

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	3,965,930	3,966

Total Cash Equivalent (Cost $3,966) ($ Thousands)		3,966

Total Investments — 98.0% (Cost $1,028,184) ($ Thousands)		$1,015,812

Percentages are based on Net Assets of $1,036,477 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $9,094 ($ Thousands), representing 0.7% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$843,706	$1,315	$—	$845,021
Participation Notes	—	77,099	—	77,099
Exchange Traded Funds	68,641	—	—	68,641
Preferred Stock	20,815	264	—	21,079
Rights	6	—	—	6
Cash Equivalent	3,966	—	—	3,966

Total Investments in Securities	$937,134	$78,678	$—	$1,015,812

For the period ended November 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.9%

Consumer Discretionary — 11.7%
Adient*	370	$20
Advance Auto Parts	8,500	1,443
Amazon.com*	43,300	32,500
AutoNation*	8,500	380
AutoZone*	3,300	2,584
Bed Bath & Beyond	17,100	766
Best Buy	29,100	1,330
BorgWarner	23,500	837
Carmax*	21,800	1,260
Carnival, Cl A	46,600	2,396
CBS, Cl B	44,043	2,674
Charter Communications, Cl A*	23,600	6,497
Chipotle Mexican Grill, Cl A*	3,100	1,229
Coach	32,300	1,175
Comcast, Cl A	264,300	18,371
Darden Restaurants	14,800	1,085
Delphi Automotive	30,000	1,920
Discovery Communications, Cl A*	18,600	504
Discovery Communications, Cl C*	26,800	709
Dollar General	27,900	2,157
Dollar Tree*	26,284	2,317
DR Horton	39,200	1,087
Expedia	13,500	1,675
Foot Locker	14,800	1,061
Ford Motor	429,600	5,138
Gap	26,100	652
Garmin	11,700	610
General Motors	157,500	5,438
Genuine Parts	16,351	1,573
Goodyear Tire & Rubber	27,300	838
H&R Block	21,800	483
Hanesbrands	41,400	962
Harley-Davidson	18,800	1,145
Harman International Industries	7,300	798
Hasbro	12,400	1,059
Home Depot	135,932	17,590
Interpublic Group	46,500	1,119
Kohl’s	18,800	1,012
L Brands	25,700	1,805
Leggett & Platt	14,400	692
Lennar, Cl A	22,000	936
LKQ*	33,600	1,103
Lowe’s	96,500	6,808
Macy’s	33,900	1,431
Marriott International, Cl A	35,620	2,806
Mattel	39,200	1,238
McDonald’s	93,400	11,140
Michael Kors Holdings*	17,500	814
Mohawk Industries*	7,228	1,427
NetFlix*	47,400	5,546
Newell Brands	51,999	2,444

Description	Shares	Market Value ($ Thousands)
News	14,100	$168
News, Cl A	46,700	540
NIKE, Cl B	149,600	7,490
Nordstrom	13,800	772
Omnicom Group	25,400	2,208
O’Reilly Automotive*	10,700	2,937
Priceline Group*	5,500	8,270
PulteGroup	36,900	696
PVH	9,300	985
Ralph Lauren, Cl A	6,500	680
Ross Stores	42,800	2,893
Royal Caribbean Cruises	19,200	1,555
Scripps Networks Interactive, Cl A	11,300	783
Signet Jewelers	8,400	767
Staples	69,900	676
Starbucks	162,100	9,397
Target	63,600	4,912
TEGNA	23,600	529
Tiffany	11,100	915
Time Warner	86,200	7,915
TJX	73,200	5,734
Tractor Supply	14,700	1,103
TripAdvisor*	13,400	647
Twenty-First Century Fox, Cl A	117,200	3,294
Twenty-First Century Fox, Cl B	55,700	1,563
Ulta Salon Cosmetics & Fragrance*	6,400	1,661
Under Armour, Cl A*	21,900	674
Under Armour, Cl C*	22,336	576
Urban Outfitters*	10,300	325
VF	35,600	1,941
Viacom, Cl B	39,700	1,488
Walt Disney	162,562	16,113
Whirlpool	8,200	1,332
Wyndham Worldwide	12,900	929
Wynn Resorts	8,200	836
Yum! Brands	39,100	2,479

		258,367

Consumer Staples — 8.8%
Altria Group	214,100	13,687
Archer-Daniels-Midland	62,800	2,715
Brown-Forman, Cl B	19,000	862
Campbell Soup	22,400	1,274
Church & Dwight	29,500	1,292
Clorox	14,700	1,699
Coca-Cola	427,300	17,242
Colgate-Palmolive	98,600	6,432
ConAgra Foods	47,100	1,728
Constellation Brands, Cl A	19,200	2,902
Costco Wholesale	47,800	7,175
Coty, Cl A	52,579	984
CVS Health	116,700	8,973

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Dr. Pepper Snapple Group	20,450	$1,774
Estee Lauder, Cl A	24,900	1,935
General Mills	66,200	4,034
Hershey	15,400	1,488
Hormel Foods	31,200	1,068
JM Smucker	12,982	1,635
Kellogg	27,100	1,951
Kimberly-Clark	40,200	4,647
Kraft Heinz	65,866	5,378
Kroger	106,500	3,440
McCormick	13,100	1,195
Mead Johnson Nutrition, Cl A	20,800	1,499
Molson Coors Brewing, Cl B	20,600	2,019
Mondelez International, Cl A	172,200	7,102
Monster Beverage*	45,720	2,046
PepsiCo	158,262	15,842
Philip Morris International	170,600	15,061
Procter & Gamble	293,836	24,230
Reynolds American	91,142	4,931
Sysco	55,100	2,934
Tyson Foods, Cl A	32,800	1,863
Walgreens Boots Alliance	93,400	7,914
Wal-Mart Stores	165,955	11,688
Whole Foods Market	37,000	1,124

		193,763

Energy — 7.2%
Anadarko Petroleum	61,100	4,225
Apache	42,300	2,790
Baker Hughes	48,100	3,094
Cabot Oil & Gas	52,700	1,166
Chesapeake Energy*	91,100	638
Chevron	207,600	23,160
Cimarex Energy	10,800	1,489
Concho Resources*	15,300	2,188
ConocoPhillips	135,100	6,555
Devon Energy	57,500	2,779
EOG Resources	60,800	6,233
EQT	19,800	1,388
Exxon Mobil	458,000	39,983
FMC Technologies*	26,500	908
Halliburton	94,800	5,033
Helmerich & Payne	12,700	961
Hess	29,900	1,673
Kinder Morgan	214,577	4,764
Marathon Oil	96,700	1,746
Marathon Petroleum	59,610	2,803
Murphy Oil	17,300	587
National Oilwell Varco	42,800	1,599
Newfield Exploration*	22,400	1,013
Noble Energy	45,900	1,751
Occidental Petroleum	84,200	6,008

Description	Shares	Market Value ($ Thousands)
ONEOK	24,300	$1,335
Phillips 66	49,200	4,087
Pioneer Natural Resources	19,000	3,630
Range Resources	22,200	781
Schlumberger	152,337	12,804
Southwestern Energy*	56,900	646
Spectra Energy	75,900	3,108
Tesoro	13,000	1,058
Transocean	38,700	499
Valero Energy	51,400	3,164
Williams	77,200	2,370

		158,016

Financials — 13.8%
Affiliated Managers Group*	5,900	874
Aflac	44,500	3,176
Allstate	41,500	2,902
American Express	86,200	6,210
American International Group	112,800	7,144
Ameriprise Financial	17,600	2,010
Aon	29,700	3,389
Arthur J Gallagher	19,400	977
Assurant	5,700	492
Bank of America	1,123,300	23,724
Bank of New York Mellon	117,700	5,581
BB&T	89,500	4,050
Berkshire Hathaway, Cl B*	209,700	33,015
BlackRock, Cl A	13,541	5,021
Capital One Financial	55,000	4,622
Charles Schwab	131,500	5,084
Chubb	50,726	6,493
Cincinnati Financial	17,100	1,312
Citigroup	319,600	18,022
Citizens Financial Group	57,900	1,940
CME Group, Cl A	36,800	4,155
Comerica	20,200	1,288
Discover Financial Services	43,500	2,948
E*TRADE Financial*	30,000	1,035
Fifth Third Bancorp	84,700	2,204
Franklin Resources	37,400	1,468
Goldman Sachs Group	41,200	9,035
Hartford Financial Services Group	43,800	2,064
Huntington Bancshares	121,400	1,513
Intercontinental Exchange	65,845	3,648
Invesco	44,800	1,403
JPMorgan Chase	398,800	31,972
KeyCorp	120,300	2,082
Legg Mason	8,600	274
Leucadia National	38,500	848
Lincoln National	24,900	1,596
Loews	30,500	1,362
M&T Bank	17,321	2,493

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Marsh & McLennan	56,200	$3,895
MetLife	119,800	6,590
Moody’s	18,447	1,854
Morgan Stanley	162,800	6,733
Nasdaq	12,300	788
Navient	32,100	553
Northern Trust	24,200	1,988
People’s United Financial	34,100	638
PNC Financial Services Group	54,500	6,024
Principal Financial Group	30,500	1,760
Progressive	65,600	2,184
Prudential Financial	47,500	4,779
Regions Financial	139,600	1,890
S&P Global	29,200	3,475
SunTrust Banks	56,200	2,920
Synchrony Financial	86,811	3,000
T. Rowe Price Group	27,800	2,059
Torchmark	12,300	862
Travelers	31,300	3,548
Unum Group	26,100	1,103
US Bancorp	178,100	8,837
Wells Fargo	500,000	26,460
Willis Towers Watson	14,695	1,828
XL Group	31,400	1,135
Zions Bancorporation	22,900	911

		303,240

Health Care — 13.0%
Abbott Laboratories	160,400	6,106
AbbVie	178,200	10,835
Aetna	38,118	4,987
Agilent Technologies	34,600	1,522
Alexion Pharmaceuticals*	24,900	3,052
Allergan	41,300	8,025
AmerisourceBergen	17,861	1,393
Amgen	82,000	11,814
Anthem	29,000	4,133
Baxter International	52,738	2,340
Becton Dickinson	23,077	3,902
Biogen*	23,900	7,028
Boston Scientific*	152,600	3,122
Bristol-Myers Squibb	182,800	10,317
C.R. Bard	8,400	1,769
Cardinal Health	35,900	2,549
Celgene*	85,700	10,156
Centene*	19,700	1,135
Cerner*	34,000	1,693
Cigna	27,800	3,746
Cooper	5,500	905
Danaher	67,200	5,253
DaVita HealthCare Partners*	18,500	1,172
DENTSPLY SIRONA	24,800	1,443

Description	Shares	Market Value ($ Thousands)
Edwards Lifesciences*	23,700	$1,964
Eli Lilly	107,600	7,222
Endo International*	22,700	363
Express Scripts Holding*	69,500	5,274
Gilead Sciences	144,456	10,646
HCA Holdings*	33,300	2,361
Henry Schein*	9,300	1,385
Hologic*	32,000	1,225
Humana	16,600	3,530
Illumina*	16,400	2,184
Intuitive Surgical*	4,300	2,768
Johnson & Johnson	302,100	33,624
Laboratory Corp of America Holdings*	10,854	1,366
Mallinckrodt*	12,200	643
McKesson	25,100	3,610
Medtronic	151,355	11,050
Merck	304,200	18,614
Mettler Toledo International*	3,000	1,236
Mylan*	51,500	1,885
Patterson	8,900	345
PerkinElmer	12,000	609
Perrigo	16,400	1,416
Pfizer	667,596	21,457
Quest Diagnostics	15,300	1,338
Regeneron Pharmaceuticals*	8,300	3,148
St. Jude Medical	32,200	2,550
Stryker	33,700	3,830
Thermo Fisher Scientific	43,000	6,025
UnitedHealth Group	104,700	16,576
Universal Health Services, Cl B	10,400	1,279
Varian Medical Systems*	10,400	934
Vertex Pharmaceuticals*	27,500	2,244
Waters*	8,500	1,144
Zimmer Biomet Holdings	22,600	2,302
Zoetis, Cl A	53,367	2,689

		287,233

Industrials — 9.9%
3M	66,900	11,489
Acuity Brands	4,600	1,156
Alaska Air Group	13,700	1,127
Allegion	11,333	758
American Airlines Group	57,000	2,647
Ametek	26,800	1,269
Arconic	50,267	969
Boeing	63,500	9,561
C.H. Robinson Worldwide	16,500	1,235
Caterpillar	64,300	6,144
Cintas	9,600	1,100
CSX	105,300	3,771
Cummins	17,400	2,467
Deere	32,500	3,256

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Delta Air Lines	81,100	$3,907
Dover	17,000	1,234
Dun & Bradstreet	4,500	548
Eaton	49,901	3,319
Emerson Electric	69,800	3,940
Equifax	13,400	1,534
Expeditors International of Washington	19,900	1,050
Fastenal	33,200	1,574
FedEx	27,049	5,184
Flowserve	14,000	664
Fluor	15,200	813
Fortive	34,250	1,883
Fortune Brands Home & Security	16,900	932
General Dynamics	32,000	5,611
General Electric	989,392	30,434
Honeywell International	84,300	9,605
Illinois Tool Works	35,256	4,413
Ingersoll-Rand	28,900	2,154
Jacobs Engineering Group*	12,500	775
JB Hunt Transport Services	9,700	925
Johnson Controls International	102,704	4,620
Kansas City Southern	12,500	1,109
L-3 Communications Holdings, Cl 3	8,600	1,357
Lockheed Martin	28,024	7,433
Masco	36,300	1,149
Nielsen Holdings	38,200	1,646
Norfolk Southern	31,700	3,375
Northrop Grumman	19,500	4,868
Paccar	37,600	2,337
Parker Hannifin	15,200	2,112
Pentair	19,346	1,112
Pitney Bowes	23,300	334
Quanta Services*	16,600	560
Raytheon	32,800	4,905
Republic Services	24,800	1,376
Robert Half International	14,100	633
Rockwell Automation	14,200	1,899
Rockwell Collins	14,400	1,335
Roper Technologies	11,300	2,047
Ryder System	6,200	485
Snap-on	6,400	1,070
Southwest Airlines	66,900	3,118
Stanley Black & Decker	17,100	2,029
Stericycle*	10,000	730
Textron	29,800	1,372
TransDigm Group	5,700	1,433
Union Pacific	91,000	9,221
United Continental Holdings*	31,600	2,179
United Parcel Service, Cl B	75,600	8,764
United Rentals*	9,000	910
United Technologies	85,100	9,167
Verisk Analytics, Cl A*	17,600	1,462

Description	Shares	Market Value ($ Thousands)
Waste Management	44,000	$3,059
WW Grainger	6,200	1,430
Xylem	20,800	1,073

		219,157

Information Technology — 19.8%
Accenture, Cl A	69,100	8,253
Activision Blizzard	73,900	2,705
Adobe Systems*	55,200	5,675
Akamai Technologies*	20,000	1,334
Alliance Data Systems	6,600	1,510
Alphabet, Cl A*	32,545	25,251
Alphabet, Cl C*	32,622	24,729
Amphenol, Cl A	33,300	2,273
Analog Devices	33,200	2,465
Apple	594,000	65,649
Applied Materials	117,100	3,771
Autodesk*	22,300	1,619
Automatic Data Processing	49,600	4,763
Broadcom	43,893	7,483
CA	34,600	1,106
Cisco Systems	553,100	16,493
Citrix Systems*	17,800	1,544
Cognizant Technology Solutions, Cl A*	67,500	3,718
Corning	103,000	2,475
CSRA	14,500	464
Dell Technologies, Cl V*	1	—
eBay*	113,700	3,162
Electronic Arts*	33,000	2,615
F5 Networks*	7,500	1,056
Facebook, Cl A*	256,500	30,375
Fidelity National Information Services	35,400	2,732
First Solar*	9,700	294
Fiserv*	24,400	2,553
FLIR Systems	13,700	492
Global Payments	17,712	1,214
Harris	13,600	1,408
Hewlett Packard Enterprise	182,800	4,351
HP	192,600	2,966
Intel	520,500	18,061
International Business Machines	95,658	15,518
Intuit	26,900	3,058
Juniper Networks	44,200	1,217
Kla-Tencor	17,900	1,429
Lam Research	18,087	1,918
Linear Technology	27,300	1,707
MasterCard, Cl A	105,000	10,731
Microchip Technology	23,000	1,522
Micron Technology*	111,900	2,185
Microsoft	858,800	51,751
Motorola Solutions	19,067	1,530
NetApp	32,400	1,184

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Nvidia	58,500	$5,394
Oracle	329,700	13,251
Paychex	34,500	2,034
PayPal Holdings*	125,200	4,918
Qorvo*	15,200	812
QUALCOMM	163,100	11,112
Red Hat*	19,900	1,574
Salesforce.com*	71,400	5,141
Seagate Technology	31,700	1,271
Skyworks Solutions	21,400	1,645
Symantec	69,800	1,702
TE Connectivity	40,100	2,712
Teradata*	14,700	395
Texas Instruments	109,600	8,103
Total System Services	19,300	950
VeriSign*	9,600	757
Visa, Cl A	207,500	16,044
Western Digital	30,503	1,942
Western Union	55,100	1,159
Xerox	100,300	938
Xilinx	29,000	1,565
Yahoo!*	96,300	3,950

		435,678

Materials — 2.8%
Air Products & Chemicals	23,400	3,380
Albemarle	12,400	1,089
Avery Dennison	10,400	749
Ball	18,500	1,389
CF Industries Holdings	25,000	724
Dow Chemical	123,000	6,854
E.I. du Pont de Nemours	95,400	7,022
Eastman Chemical	16,100	1,209
Ecolab	28,400	3,315
FMC	15,900	892
Freeport-McMoRan, Cl B	131,300	2,016
International Flavors & Fragrances	8,800	1,065
International Paper	46,600	2,270
LyondellBasell Industries, Cl A	38,100	3,441
Martin Marietta Materials	7,200	1,580
Monsanto	48,700	5,002
Mosaic	40,800	1,159
Newmont Mining	59,400	1,927
Nucor	35,900	2,233
Owens-Illinois*	17,100	314
PPG Industries	28,800	2,763
Praxair	31,664	3,809
Sealed Air	21,900	999
Sherwin-Williams	9,075	2,438
Vulcan Materials	14,300	1,797
WestRock	27,341	1,400

		60,836

Description	Shares	Market Value ($ Thousands)
Real Estate — 2.6%
American Tower, Cl A‡	46,847	$4,791
Apartment Investment & Management, Cl A‡	17,600	741
AvalonBay Communities‡	15,100	2,484
Boston Properties‡	17,200	2,131
CBRE Group, Cl A*	35,000	1,016
Crown Castle International‡	39,200	3,272
Digital Realty Trust‡	16,000	1,477
Equinix‡	7,957	2,696
Equity Residential‡	40,700	2,442
Essex Property Trust‡	7,400	1,598
Extra Space Storage‡	14,600	1,024
Federal Realty Investment Trust‡	8,200	1,152
Four Corners Property Trust‡	1	—
General Growth Properties‡	65,700	1,665
HCP‡	52,400	1,547
Host Hotels & Resorts‡	80,785	1,441
Iron Mountain‡	27,671	913
Kimco Realty‡	48,200	1,231
Macerich‡	14,000	951
Prologis‡	59,000	3,003
Public Storage‡	16,700	3,495
Realty Income‡	29,300	1,624
Simon Property Group‡	34,800	6,252
SL Green Realty‡	11,000	1,159
UDR‡	31,000	1,055
Ventas‡	39,600	2,393
Vornado Realty Trust‡	18,300	1,789
Welltower‡	39,500	2,480
Weyerhaeuser‡	82,027	2,529

		58,351

Telecommunication Services — 2.4%
AT&T	677,416	26,169
CenturyLink	62,000	1,458
Frontier Communications	130,800	477
Level 3 Communications*	31,100	1,713
Verizon Communications	448,700	22,390

		52,207

Utilities — 2.9%
AES	77,600	888
Alliant Energy	25,100	901
Ameren	26,400	1,297
American Electric Power	54,000	3,189
American Water Works	19,400	1,406
CenterPoint Energy	45,300	1,081
CMS Energy	32,100	1,291
Consolidated Edison	34,400	2,400
Dominion Resources	69,800	5,116
DTE Energy	20,200	1,880
Duke Energy	75,130	5,542

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2016

Description	Shares	Market Value ($ Thousands)
Edison International	36,300	$2,496
Entergy	20,400	1,402
Eversource Energy	35,600	1,838
Exelon	100,000	3,251
FirstEnergy	47,800	1,496
NextEra Energy	51,700	5,906
NiSource	37,600	825
NRG Energy	35,100	398
PG&E	55,900	3,287
Pinnacle West Capital	13,100	968
PPL	75,000	2,509
Public Service Enterprise Group	56,600	2,338
SCANA	16,500	1,164
Sempra Energy	27,000	2,695
Southern	108,100	5,061
WEC Energy Group	33,862	1,897
Xcel Energy	56,900	2,220

		64,742

Total Common Stock (Cost $1,510,875) ($ Thousands)		2,091,590

EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 ETF Trust	33,451	7,372

Total Exchange Traded Fund (Cost $5,997) ($ Thousands)		7,372

	Number of Rights
RIGHTS — 0.0%
Safeway - PDC*‡‡	21,800	1
Safeway CVR - Casa Ley*‡‡	21,800	22

Total Rights (Cost $—) ($ Thousands)		23

Total Investments — 95.2% (Cost $1,516,872) ($ Thousands)		$2,098,985

	Contracts
PURCHASED OPTION (A) — 0.3%
January 2017, EUR Put, USD Call, Expires 01/06/2017, Strike Price $1.07*	369,539,932	$7,305

Total Purchased Option (Cost $2,100) ($ Thousands)		$7,305

A list of the open futures contracts held by the Fund at November 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	(481)	Dec-2016	$(1,441)
Topix Index	835	Dec-2016	9,070

			$7,629

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/19/16-1/9/17	EUR	751,773	USD	223,643	$12,451
1/9/17	EUR	11,900	USD	12,640	(11)
1/9/17	USD	7,769	SAR	29,424	74
1/9/17	INR	176,000	USD	2,614	55
1/9/17	USD	224,882	INR	15,199,069	(3,912)
1/9/17	SAR	439,575	USD	114,298	(2,872)
1/9/17	KRW	255,561,130	USD	228,432	10,686
1/10/17	JPY	280,500	USD	2,679	210
1/10/17	JPY	592,680	USD	5,198	(18)

					$16,663

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(357,288)	$351,109	$(6,179)
Goldman Sachs	(5,784)	6,108	324
Jefferies LLC	(200,731)	211,274	10,543
JPMorgan Chase Bank	(101,484)	107,418	5,934
Morgan Stanley	(119,351)	125,249	5,898
Standard Chartered	(17,015)	17,158	143

			$16,663

For the period ended November 30, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

November 30, 2016

A list of the OTC swap agreements held by the Fund at November 30, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	1.74%	US CPI URBAN CONSUMERS NSA	8/24/2026	$17,222	$876
BNP Paribas	1.76%	US CPI URBAN CONSUMERS NSA	8/26/2026	38,102	1,862
BNP Paribas	1.76%	US CPI URBAN CONSUMERS NSA	8/25/2026	51,665	2,527

					$5,265

For the period ended November 30, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,203,796 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	For the period ended November 30, 2016, the total amount of open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

Cl — Class

CPI — Consumer Price Index

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

NSA — Not seasonally adjusted

OTC — Over the Counter

S&P — Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,091,590	$—	$—	$2,091,590
Exchange Traded Fund	7,372	—	—	7,372
Rights	—	23	—	23

Total Investments in Securities	$2,098,962	$23	$—	$2,098,985

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$7,305	$—	$—	$7,305
Futures Contracts*
Unrealized Appreciation	9,070	—	—	9,070
Unrealized Depreciation	(1,441)	—	—	(1,441)
Forwards Contracts*
Unrealized Appreciation	—	23,476	—	23,476
Unrealized Depreciation	—	(6,813)	—	(6,813)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	5,265	—	5,265

Total Other Financial Instruments	$14,934	$21,928	$—	$36,862

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2016

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2015.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: February 8, 2017